UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023—December 31, 2023

Item 1: Reports to Shareholders

Annual Report   |   December 31, 2023
Vanguard 500 Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered very robust returns for the 12 months ended December 31, 2023. Returns for Vanguard 500 Index Fund ranged from 26.11% for Investor Shares to 26.28% for Institutional Select Shares. It closely tracked its target index, the Standard & Poor’s 500 Index. The fund provides exposure to the stocks of the largest U.S. companies.
•	With inflation continuing to ease, a number of major central banks left off hiking interest rates. Global growth, employment, and consumer spending showed resilience, but the prospect of rates remaining high for an extended period spurred volatility at times. Toward year-end, however, global stocks and bonds rallied as falling inflation and softening economic growth raised market expectations for rate cuts in 2024.
•	All but two of the 11 industry sectors recorded positive returns for the 12 months. Information technology, communication services, and consumer discretionary all posted very strong results.
•	For the 10 years ended December 31, the fund posted average annual returns of 11.88% for Investor Shares and 11.99% for both ETF Shares (based on net asset value) and Admiral Shares. Institutional Select Shares recorded an annualized return of 14.02% since their 2016 inception.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
500 Index Fund
Investor Shares	$1,000.00	$1,079.60	$0.73
ETF Shares	1,000.00	1,080.30	0.16
Admiral™ Shares	1,000.00	1,080.20	0.21
Institutional Select Shares	1,000.00	1,080.30	0.05
Based on Hypothetical 5% Yearly Return
500 Index Fund
Investor Shares	$1,000.00	$1,024.50	$0.71
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Select Shares	1,000.00	1,025.16	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

500 Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund Investor Shares	26.11%	15.53%	11.88%	$30,725
S&P 500 Index	26.29	15.69	12.03	31,149
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund ETF Shares Net Asset Value	26.25%	15.65%	11.99%	$31,037
500 Index Fund ETF Shares Market Price	26.33	15.66	12.00	31,054
S&P 500 Index	26.29	15.69	12.03	31,149
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

See Financial Highlights for dividend and capital gains information.
4

500 Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund Admiral Shares	26.24%	15.65%	11.99%	$31,043
S&P 500 Index	26.29	15.69	12.03	31,149
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Since Inception (6/24/2016)	Final Value of a $5,000,000,000 Investment
500 Index Fund Institutional Select Shares	26.28%	15.68%	14.02%	$13,406,371,500
S&P 500 Index	26.29	15.69	14.02	13,410,327,500
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	13.49	12,946,697,500
"Since Inception" performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
500 Index Fund ETF Shares Market Price	26.33%	106.99%	210.54%
500 Index Fund ETF Shares Net Asset Value	26.25	106.84	210.37
S&P 500 Index	26.29	107.21	211.49
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

500 Index Fund
Fund Allocation
As of December 31, 2023
Communication Services	8.6%
Consumer Discretionary	10.9
Consumer Staples	6.2
Energy	3.9
Financials	12.9
Health Care	12.6
Industrials	8.8
Information Technology	28.9
Materials	2.4
Real Estate	2.5
Utilities	2.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

500 Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (8.5%)
*	Alphabet Inc. Class A	144,509,039	20,186,468
*	Meta Platforms Inc. Class A	54,200,007	19,184,634
*	Alphabet Inc. Class C	121,624,966	17,140,606
*	Netflix Inc.	10,587,876	5,155,025
	Comcast Corp. Class A	98,052,056	4,299,583
	Walt Disney Co.	44,683,849	4,034,505
	Verizon Communications Inc.	102,662,958	3,870,394
	AT&T Inc.	174,606,397	2,929,895
	T-Mobile US Inc.	12,424,521	1,992,023
*	Charter Communications Inc. Class A	2,455,884	954,553
	Electronic Arts Inc.	5,976,212	817,606
*	Take-Two Interactive Software Inc.	3,861,695	621,540
*	Warner Bros Discovery Inc.	54,181,706	616,588
	Omnicom Group Inc.	4,835,350	418,306
*	Live Nation Entertainment Inc.	3,466,690	324,482
	Interpublic Group of Cos. Inc.	9,352,490	305,265
	News Corp. Class A	12,202,001	299,559
*	Match Group Inc.	6,637,240	242,259
	Fox Corp. Class A	5,977,661	177,357
[1]	Paramount Global Class B	11,774,681	174,148
	Fox Corp. Class B	3,286,597	90,874
	News Corp. Class B	1,428	37
			83,835,707
Consumer Discretionary (10.8%)
*	Amazon.com Inc.	222,063,192	33,740,281
*	Tesla Inc.	67,534,747	16,781,034
	Home Depot Inc.	24,420,596	8,462,958
	McDonald's Corp.	17,712,117	5,251,820
	NIKE Inc. Class B	29,889,659	3,245,120
	Lowe's Cos. Inc.	14,093,315	3,136,467
*	Booking Holdings Inc.	852,064	3,022,458
	Starbucks Corp.	27,902,973	2,678,964
		Shares	Market Value• ($000)
	TJX Cos. Inc.	27,939,258	2,620,982
*	Chipotle Mexican Grill Inc.	670,127	1,532,554
*	Airbnb Inc. Class A	10,617,698	1,445,493
*	Lululemon Athletica Inc.	2,811,535	1,437,510
*	O'Reilly Automotive Inc.	1,444,697	1,372,578
	Marriott International Inc. Class A	6,023,765	1,358,419
	General Motors Co.	33,437,882	1,201,089
	Ford Motor Co.	96,006,048	1,170,314
	Ross Stores Inc.	8,267,869	1,144,190
	Hilton Worldwide Holdings Inc.	6,261,561	1,140,168
	DR Horton Inc.	7,357,619	1,118,211
*	AutoZone Inc.	430,533	1,113,190
	Lennar Corp. Class A	6,045,529	901,026
	Yum! Brands Inc.	6,844,002	894,237
*	Royal Caribbean Cruises Ltd.	5,755,863	745,327
*	Aptiv plc	6,906,151	619,620
*	Ulta Beauty Inc.	1,202,055	588,995
	Tractor Supply Co.	2,639,680	567,610
	eBay Inc.	12,672,899	552,792
	PulteGroup Inc.	5,263,004	543,247
*	NVR Inc.	77,516	542,647
*	Expedia Group Inc.	3,255,653	494,176
	Darden Restaurants Inc.	2,937,601	482,648
	Garmin Ltd.	3,736,865	480,337
	Genuine Parts Co.	3,422,913	474,073
*	Carnival Corp.	24,597,900	456,045
	Las Vegas Sands Corp.	9,011,932	443,477
	Pool Corp.	944,450	376,562
	Best Buy Co. Inc.	4,729,631	370,235
	Domino's Pizza Inc.	851,789	351,133
	LKQ Corp.	6,534,086	312,264
*	MGM Resorts International	6,672,901	298,145
*	CarMax Inc.	3,876,418	297,476
*	Caesars Entertainment Inc.	5,266,193	246,879
	Bath & Body Works Inc.	5,552,172	239,632
7

500 Index Fund
		Shares	Market Value• ($000)
*	Etsy Inc.	2,924,078	236,996
	Wynn Resorts Ltd.	2,344,307	213,590
*,1	Norwegian Cruise Line Holdings Ltd.	10,387,593	208,167
	Tapestry Inc.	5,596,209	205,996
	BorgWarner Inc. (XNYS)	5,737,271	205,681
	Whirlpool Corp.	1,341,460	163,350
	Hasbro Inc.	3,183,894	162,570
	VF Corp.	8,068,224	151,683
	Ralph Lauren Corp.	971,539	140,096
*	Mohawk Industries Inc.	1,289,678	133,482
	Lennar Corp. Class B	74,560	9,995
			106,083,989
Consumer Staples (6.1%)
	Procter & Gamble Co.	57,549,941	8,433,368
	Costco Wholesale Corp.	10,811,228	7,136,275
	PepsiCo Inc.	33,573,094	5,702,054
	Coca-Cola Co.	95,013,906	5,599,170
	Walmart Inc.	34,833,145	5,491,445
	Philip Morris International Inc.	37,910,936	3,566,661
	Mondelez International Inc. Class A	33,223,370	2,406,369
	Altria Group Inc.	43,184,653	1,742,069
	Target Corp.	11,270,409	1,605,132
	Colgate-Palmolive Co.	20,104,105	1,602,498
*	Monster Beverage Corp.	18,037,115	1,039,118
	Kimberly-Clark Corp.	8,251,817	1,002,678
	Constellation Brands Inc. Class A	3,946,415	954,046
	Archer-Daniels-Midland Co.	13,023,613	940,565
	General Mills Inc.	14,193,544	924,567
	Kenvue Inc.	42,082,651	906,040
	Sysco Corp.	12,310,056	900,234
	Estee Lauder Cos. Inc. Class A	5,674,415	829,883
	Keurig Dr Pepper Inc.	24,594,503	819,489
	Dollar General Corp.	5,358,750	728,522
*	Dollar Tree Inc.	5,102,990	724,880
	Kraft Heinz Co.	19,467,090	719,893
	Kroger Co.	15,163,248	693,112
	Hershey Co.	3,659,782	682,330
	Church & Dwight Co. Inc.	6,016,232	568,895
	Walgreens Boots Alliance Inc.	17,513,723	457,283
	Clorox Co.	3,029,853	432,027
	McCormick & Co. Inc.	6,135,965	419,823
	Lamb Weston Holdings Inc.	3,538,878	382,517
	Tyson Foods Inc. Class A	6,964,807	374,358
	Kellanova	6,447,658	360,489
	Bunge Global SA	3,547,808	358,151
	Conagra Brands Inc.	11,665,693	334,339
	J M Smucker Co.	2,591,190	327,475
		Shares	Market Value• ($000)
	Molson Coors Beverage Co. Class B	4,521,513	276,762
	Brown-Forman Corp. Class B	4,465,573	254,984
	Hormel Foods Corp.	7,066,040	226,891
	Campbell Soup Co.	4,797,552	207,398
			60,131,790
Energy (3.9%)
	Exxon Mobil Corp.	97,814,514	9,779,495
	Chevron Corp.	42,870,453	6,394,557
	ConocoPhillips	28,997,282	3,365,715
	Schlumberger NV	34,887,219	1,815,531
	EOG Resources Inc.	14,242,060	1,722,577
	Phillips 66	10,742,292	1,430,229
	Marathon Petroleum Corp.	9,271,759	1,375,558
	Pioneer Natural Resources Co.	5,698,610	1,281,503
	Valero Energy Corp.	8,313,385	1,080,740
	Williams Cos. Inc.	29,701,354	1,034,498
	ONEOK Inc.	14,223,348	998,763
	Hess Corp.	6,749,490	973,006
	Occidental Petroleum Corp.	16,121,424	962,610
	Baker Hughes Co.	24,568,132	839,739
	Kinder Morgan Inc.	47,215,904	832,889
	Halliburton Co.	21,854,154	790,028
	Devon Energy Corp.	15,643,458	708,649
	Diamondback Energy Inc.	4,371,798	677,978
	Targa Resources Corp.	5,443,834	472,906
	Coterra Energy Inc.	18,365,398	468,685
	EQT Corp.	10,039,977	388,146
	Marathon Oil Corp.	14,291,428	345,281
	APA Corp.	7,489,382	268,719
			38,007,802
Financials (12.9%)
*	Berkshire Hathaway Inc. Class B	44,428,377	15,845,825
	JPMorgan Chase & Co.	70,594,395	12,008,107
	Visa Inc. Class A	38,673,124	10,068,548
	Mastercard Inc. Class A	20,220,757	8,624,355
	Bank of America Corp.	168,131,956	5,661,003
	Wells Fargo & Co.	88,683,351	4,364,995
	S&P Global Inc.	7,911,730	3,485,275
	Morgan Stanley	30,862,576	2,877,935
	Goldman Sachs Group Inc.	7,314,427	2,821,687
	BlackRock Inc.	3,414,804	2,772,138
	American Express Co.	14,059,475	2,633,902
	Charles Schwab Corp.	36,343,038	2,500,401
	Citigroup Inc.	46,130,878	2,372,972
	Marsh & McLennan Cos. Inc.	12,041,085	2,281,424
	Progressive Corp.	14,287,553	2,275,721
	Blackstone Inc.	17,348,538	2,271,271
	Chubb Ltd.	9,963,497	2,251,750
*	Fiserv Inc.	14,654,498	1,946,704

8

500 Index Fund
		Shares	Market Value• ($000)
	CME Group Inc.	8,789,452	1,851,059
	Intercontinental Exchange Inc.	13,978,722	1,795,287
	US Bancorp	38,016,932	1,645,373
*	PayPal Holdings Inc.	26,325,168	1,616,629
	PNC Financial Services Group Inc.	9,726,394	1,506,132
	Moody's Corp.	3,843,828	1,501,245
	Aon plc Class A (XNYS)	4,888,647	1,422,694
	Capital One Financial Corp.	9,298,794	1,219,258
	Truist Financial Corp.	32,575,075	1,202,672
	Arthur J Gallagher & Co.	5,272,292	1,185,633
	American International Group Inc.	17,141,408	1,161,330
	MSCI Inc.	1,931,155	1,092,358
	Aflac Inc.	12,984,336	1,071,208
	Travelers Cos. Inc.	5,576,576	1,062,282
	MetLife Inc.	15,181,599	1,003,959
	Bank of New York Mellon Corp.	18,778,540	977,423
	Ameriprise Financial Inc.	2,470,869	938,510
	Prudential Financial Inc.	8,814,216	914,122
	Allstate Corp.	6,389,310	894,376
	Discover Financial Services	6,105,386	686,245
*	Arch Capital Group Ltd.	9,111,049	676,678
	Fidelity National Information Services Inc.	11,105,984	667,136
	Global Payments Inc.	5,004,141	635,526
	Willis Towers Watson plc	2,521,341	608,147
	Hartford Financial Services Group Inc.	7,343,113	590,239
	T Rowe Price Group Inc.	5,456,369	587,596
	State Street Corp.	7,535,222	583,678
	Fifth Third Bancorp	16,624,710	573,386
	M&T Bank Corp.	4,052,480	555,514
	Raymond James Financial Inc.	4,588,270	511,592
*	FleetCor Technologies Inc.	1,762,966	498,232
	Nasdaq Inc.	8,311,333	483,221
	Cboe Global Markets Inc.	2,577,209	460,186
	Huntington Bancshares Inc.	35,363,297	449,821
	FactSet Research Systems Inc.	927,407	442,420
	Regions Financial Corp.	22,714,703	440,211
	Northern Trust Corp.	5,054,088	426,464
	Principal Financial Group Inc.	5,355,720	421,335
	Brown & Brown Inc.	5,766,710	410,071
		Shares	Market Value• ($000)
	Cincinnati Financial Corp.	3,834,387	396,706
	Synchrony Financial	10,105,017	385,911
	Citizens Financial Group Inc.	11,386,572	377,351
	Everest Group Ltd.	1,059,524	374,627
	W R Berkley Corp.	4,973,825	351,749
	KeyCorp.	22,850,322	329,045
	Loews Corp.	4,473,596	311,318
	Jack Henry & Associates Inc.	1,778,281	290,589
	MarketAxess Holdings Inc.	925,458	271,020
	Globe Life Inc.	2,093,147	254,778
	Assurant Inc.	1,284,257	216,384
	Franklin Resources Inc.	6,884,838	205,099
	Invesco Ltd.	10,733,422	191,484
	Comerica Inc.	3,225,519	180,016
	Zions Bancorp NA	3,614,185	158,554
			126,127,892
Health Care (12.6%)
	UnitedHealth Group Inc.	22,585,620	11,890,651
	Eli Lilly & Co.	19,471,847	11,350,529
	Johnson & Johnson	58,782,151	9,213,514
	Merck & Co. Inc.	61,877,450	6,745,880
	AbbVie Inc.	43,110,763	6,680,875
	Thermo Fisher Scientific Inc.	9,434,887	5,007,944
	Abbott Laboratories	42,376,428	4,664,373
	Pfizer Inc.	137,882,469	3,969,636
	Amgen Inc.	13,068,493	3,763,987
	Danaher Corp.	16,059,299	3,715,158
*	Intuitive Surgical Inc.	8,597,869	2,900,577
	Elevance Health Inc.	5,736,997	2,705,338
	Medtronic plc	32,492,652	2,676,745
*	Vertex Pharmaceuticals Inc.	6,292,668	2,560,424
	Bristol-Myers Squibb Co.	49,684,005	2,549,286
	CVS Health Corp.	31,366,906	2,476,731
	Stryker Corp.	8,256,850	2,472,596
	Gilead Sciences Inc.	30,429,179	2,465,068
*	Regeneron Pharmaceuticals Inc.	2,616,191	2,297,774
	Zoetis Inc.	11,212,243	2,212,960
	Cigna Group	7,144,885	2,139,536
*	Boston Scientific Corp.	35,750,084	2,066,712
	Becton Dickinson & Co.	7,083,181	1,727,092
	McKesson Corp.	3,248,974	1,504,210
	Humana Inc.	3,005,911	1,376,136
	HCA Healthcare Inc.	4,836,323	1,309,096
*	DexCom Inc.	9,433,606	1,170,616
*	Edwards Lifesciences Corp.	14,808,187	1,129,124
*	IDEXX Laboratories Inc.	2,028,952	1,126,170

9

500 Index Fund
		Shares	Market Value• ($000)
*	IQVIA Holdings Inc.	4,470,775	1,034,448
	Agilent Technologies Inc.	7,143,615	993,177
*	Centene Corp.	13,043,615	967,967
*	Biogen Inc.	3,537,844	915,488
	Cencora Inc.	4,070,305	835,959
*	Moderna Inc.	8,102,097	805,754
	GE Healthcare Inc.	9,563,156	739,423
*	Mettler-Toledo International Inc.	529,427	642,174
	West Pharmaceutical Services Inc.	1,807,172	636,341
	Zimmer Biomet Holdings Inc.	5,102,386	620,960
	ResMed Inc.	3,592,809	618,035
	Cardinal Health Inc.	6,018,304	606,645
*	Illumina Inc.	3,877,128	539,851
	STERIS plc	2,412,972	530,492
*	Molina Healthcare Inc.	1,423,447	514,306
	Baxter International Inc.	12,389,570	478,981
*	Align Technology Inc.	1,739,343	476,580
*	Waters Corp.	1,444,469	475,563
	Laboratory Corp. of America Holdings	2,073,175	471,212
	Cooper Cos. Inc.	1,208,868	457,484
*	Hologic Inc.	5,980,479	427,305
	Quest Diagnostics Inc.	2,747,569	378,835
*	Insulet Corp.	1,704,661	369,877
	Revvity Inc.	3,012,960	329,347
	Viatris Inc.	29,283,828	317,144
	Bio-Techne Corp.	3,860,817	297,901
*	Charles River Laboratories International Inc.	1,251,779	295,921
	Teleflex Inc.	1,147,351	286,081
*	Incyte Corp.	4,541,566	285,165
*	Henry Schein Inc.	3,188,045	241,367
	Universal Health Services Inc. Class B	1,489,756	227,098
*	Catalent Inc.	4,399,263	197,659
	DENTSPLY SIRONA Inc.	5,168,107	183,933
*	Bio-Rad Laboratories Inc. Class A	511,608	165,193
*	DaVita Inc.	1,314,706	137,729
*,2	ABIOMED Inc. CVR	180	—
			123,370,133
Industrials (8.8%)
	Caterpillar Inc.	12,457,691	3,683,366
	Union Pacific Corp.	14,885,984	3,656,295
*	Boeing Co.	13,887,000	3,619,785
	General Electric Co.	26,577,986	3,392,148
	Honeywell International Inc.	16,099,526	3,376,232
*	Uber Technologies Inc.	50,251,724	3,093,999
	RTX Corp.	35,108,667	2,954,043
	United Parcel Service Inc. Class B (XNYS)	17,662,500	2,777,075
	Deere & Co.	6,539,981	2,615,142
		Shares	Market Value• ($000)
	Lockheed Martin Corp.	5,392,437	2,444,068
	Eaton Corp. plc	9,751,379	2,348,327
	Automatic Data Processing Inc.	10,044,332	2,340,028
	Illinois Tool Works Inc.	6,687,242	1,751,656
	CSX Corp.	48,251,313	1,672,873
	Northrop Grumman Corp.	3,460,889	1,620,181
	Waste Management Inc.	8,949,102	1,602,784
	3M Co.	13,485,495	1,474,234
	Parker-Hannifin Corp.	3,137,208	1,445,312
	General Dynamics Corp.	5,532,235	1,436,555
	FedEx Corp.	5,647,562	1,428,664
	TransDigm Group Inc.	1,350,549	1,366,215
	Trane Technologies plc	5,576,684	1,360,153
	Emerson Electric Co.	13,919,619	1,354,797
	Norfolk Southern Corp.	5,521,489	1,305,170
	Cintas Corp.	2,113,813	1,273,911
	PACCAR Inc.	12,771,452	1,247,132
	Carrier Global Corp.	20,486,123	1,176,928
*	Copart Inc.	21,343,240	1,045,819
	L3Harris Technologies Inc.	4,627,804	974,708
	Johnson Controls International plc	16,610,859	957,450
	United Rentals Inc.	1,654,985	949,002
	Paychex Inc.	7,851,437	935,185
	AMETEK Inc.	5,635,108	929,173
	Fastenal Co.	13,951,496	903,638
	Otis Worldwide Corp.	9,993,103	894,083
	WW Grainger Inc.	1,078,533	893,770
	Old Dominion Freight Line Inc.	2,184,742	885,541
	Rockwell Automation Inc.	2,799,796	869,281
	Verisk Analytics Inc.	3,540,915	845,783
	Cummins Inc.	3,461,006	829,153
	Republic Services Inc.	4,993,194	823,428
	Quanta Services Inc.	3,547,390	765,527
	Ingersoll Rand Inc. (XYNS)	9,885,801	764,568
	Equifax Inc.	3,008,507	743,974
	Xylem Inc.	5,885,662	673,084
	Delta Air Lines Inc.	15,709,480	631,992
	Fortive Corp.	8,580,795	631,804
	Broadridge Financial Solutions Inc.	2,872,262	590,968
	Westinghouse Air Brake Technologies Corp.	4,374,434	555,116
	Dover Corp.	3,415,709	525,370
	Howmet Aerospace Inc.	9,550,285	516,861
*	Builders FirstSource Inc.	3,013,992	503,156
	Expeditors International of Washington Inc.	3,552,522	451,881

10

500 Index Fund
		Shares	Market Value• ($000)
*	Axon Enterprise Inc.	1,719,717	444,254
	Veralto Corp.	5,354,162	440,433
	Hubbell Inc.	1,309,511	430,737
	Southwest Airlines Co.	14,560,535	420,508
	IDEX Corp.	1,845,929	400,770
	Jacobs Solutions Inc.	3,076,725	399,359
	JB Hunt Transport Services Inc.	1,989,458	397,374
	Textron Inc.	4,785,935	384,885
	Snap-on Inc.	1,288,697	372,227
	Stanley Black & Decker Inc.	3,746,336	367,516
	Masco Corp.	5,485,817	367,440
	Leidos Holdings Inc.	3,357,875	363,456
	Nordson Corp.	1,323,796	349,694
*	United Airlines Holdings Inc.	8,007,988	330,410
	Rollins Inc.	6,854,375	299,331
	Pentair plc	4,037,909	293,596
	Allegion plc	2,142,933	271,488
*	Ceridian HCM Holding Inc.	3,811,220	255,809
	Huntington Ingalls Industries Inc.	969,956	251,839
	Paycom Software Inc.	1,197,504	247,548
	A O Smith Corp.	2,999,138	247,249
	CH Robinson Worldwide Inc.	2,848,249	246,060
	Robert Half Inc.	2,585,618	227,328
*	American Airlines Group Inc.	15,954,881	219,220
*	Generac Holdings Inc.	1,500,065	193,868
			86,129,787
Information Technology (28.8%)
	Apple Inc.	356,991,624	68,731,597
	Microsoft Corp.	181,486,386	68,246,141
	NVIDIA Corp.	60,314,285	29,868,840
	Broadcom Inc.	10,718,471	11,964,493
*	Adobe Inc.	11,117,898	6,632,938
*	Salesforce Inc.	23,759,517	6,252,079
*	Advanced Micro Devices Inc.	39,453,055	5,815,775
	Accenture plc Class A	15,325,475	5,377,862
	Intel Corp.	102,949,705	5,173,223
	Cisco Systems Inc.	98,910,913	4,996,979
	Intuit Inc.	6,843,673	4,277,501
	Oracle Corp.	38,797,943	4,090,467
	QUALCOMM Inc.	27,178,686	3,930,853
	Texas Instruments Inc.	22,177,963	3,780,456
	International Business Machines Corp.	22,297,573	3,646,768
*	ServiceNow Inc.	5,005,970	3,536,668
	Applied Materials Inc.	20,428,053	3,310,775
	Lam Research Corp.	3,217,895	2,520,448
	Analog Devices Inc.	12,169,513	2,416,378
	Micron Technology Inc.	26,815,522	2,288,437
*	Palo Alto Networks Inc.	7,590,261	2,238,216
	KLA Corp.	3,319,775	1,929,785
		Shares	Market Value• ($000)
*	Synopsys Inc.	3,713,217	1,911,973
*	Cadence Design Systems Inc.	6,642,632	1,809,254
*	Arista Networks Inc.	6,152,594	1,448,997
	Amphenol Corp. Class A	14,613,453	1,448,632
	NXP Semiconductors NV	6,293,513	1,445,494
	Roper Technologies Inc.	2,608,874	1,422,280
*	Autodesk Inc.	5,219,454	1,270,833
	Motorola Solutions Inc.	4,052,444	1,268,780
	Microchip Technology Inc.	13,210,388	1,191,313
	TE Connectivity Ltd.	7,588,470	1,066,180
	Cognizant Technology Solutions Corp. Class A	12,242,850	924,702
*	Fortinet Inc.	15,562,899	910,896
*	ON Semiconductor Corp.	10,515,923	878,395
*	Gartner Inc.	1,903,410	858,647
*	ANSYS Inc.	2,119,158	769,000
	CDW Corp.	3,270,885	743,538
	Monolithic Power Systems Inc.	1,169,832	737,907
*	Fair Isaac Corp.	603,475	702,451
*	Keysight Technologies Inc.	4,335,901	689,798
	HP Inc.	21,235,122	638,965
	Corning Inc.	18,748,999	570,907
	Hewlett Packard Enterprise Co.	31,324,804	531,895
*	Teledyne Technologies Inc.	1,152,958	514,554
*	PTC Inc.	2,901,387	507,627
*	First Solar Inc.	2,607,896	449,288
	NetApp Inc.	5,096,149	449,276
*	VeriSign Inc.	2,168,999	446,727
*	Enphase Energy Inc.	3,334,224	440,584
	Skyworks Solutions Inc.	3,891,965	437,535
*	Akamai Technologies Inc.	3,682,997	435,883
*	Tyler Technologies Inc.	1,027,425	429,587
*	EPAM Systems Inc.	1,408,911	418,926
*	Western Digital Corp.	7,916,715	414,598
	Seagate Technology Holdings plc	4,750,181	405,523
	Teradyne Inc.	3,733,188	405,126
	Jabil Inc.	3,125,175	398,147
*	Zebra Technologies Corp. Class A	1,255,168	343,075
*	Trimble Inc.	6,073,230	323,096
	Gen Digital Inc. (XNGS)	13,760,511	314,015
*	Qorvo Inc.	2,377,149	267,691
*	F5 Inc.	1,457,890	260,933
	Juniper Networks Inc.	7,786,560	229,548
			282,159,255

11

500 Index Fund
		Shares	Market Value• ($000)
Materials (2.4%)
	Linde plc	11,840,545	4,863,030
	Sherwin-Williams Co.	5,749,857	1,793,380
	Freeport-McMoRan Inc.	35,012,772	1,490,494
	Air Products and Chemicals Inc.	5,424,126	1,485,126
	Ecolab Inc.	6,196,074	1,228,991
	Newmont Corp.	28,139,597	1,164,698
	Nucor Corp.	6,002,812	1,044,729
	Dow Inc.	17,126,145	939,198
	PPG Industries Inc.	5,757,370	861,015
	Corteva Inc.	17,207,025	824,561
	DuPont de Nemours Inc.	10,501,925	807,913
	Martin Marietta Materials Inc.	1,509,061	752,886
	Vulcan Materials Co.	3,244,158	736,456
	LyondellBasell Industries NV Class A	6,256,800	594,896
	International Flavors & Fragrances Inc.	6,233,145	504,698
	Ball Corp.	7,700,031	442,906
	Steel Dynamics Inc.	3,716,569	438,927
[1]	Albemarle Corp.	2,864,463	413,858
	Avery Dennison Corp.	1,966,617	397,571
	Celanese Corp.	2,446,637	380,134
	CF Industries Holdings Inc.	4,665,266	370,889
	Packaging Corp. of America	2,189,917	356,759
	Amcor plc	35,302,733	340,318
	International Paper Co.	8,447,001	305,359
	Mosaic Co.	7,980,985	285,160
	Eastman Chemical Co.	2,893,795	259,921
	Westrock Co.	6,256,544	259,772
	FMC Corp.	3,045,018	191,988
			23,535,633
Real Estate (2.5%)
	Prologis Inc.	22,564,049	3,007,788
	American Tower Corp.	11,384,264	2,457,635
	Equinix Inc.	2,292,927	1,846,700
	Crown Castle Inc.	10,596,628	1,220,626
	Welltower Inc.	13,513,718	1,218,532
	Public Storage	3,863,920	1,178,496
	Simon Property Group Inc.	7,965,841	1,136,247
	Realty Income Corp.	17,674,542	1,014,872
	Digital Realty Trust Inc.	7,394,467	995,147
*	CoStar Group Inc.	9,970,635	871,334
	Extra Space Storage Inc.	5,158,619	827,081
	VICI Properties Inc.	22,608,432	720,757
*	CBRE Group Inc. Class A	7,442,488	692,821
	SBA Communications Corp.	2,634,203	668,271
	Shares	Market Value• ($000)
AvalonBay Communities Inc.	3,467,662	649,216
Weyerhaeuser Co.	17,824,044	619,742
Equity Residential	8,439,873	516,183
Iron Mountain Inc.	7,128,627	498,861
Ventas Inc.	9,825,053	489,681
Alexandria Real Estate Equities Inc.	3,818,779	484,107
Invitation Homes Inc.	14,045,519	479,093
Essex Property Trust Inc.	1,568,603	388,919
Mid-America Apartment Communities Inc.	2,849,443	383,136
Kimco Realty Corp.	16,237,850	346,029
Host Hotels & Resorts Inc.	17,225,473	335,380
UDR Inc.	7,389,913	282,960
Regency Centers Corp.	4,009,409	268,630
Healthpeak Properties Inc.	13,349,983	264,330
Camden Property Trust	2,611,161	259,262
Boston Properties Inc.	3,523,113	247,217
Federal Realty Investment Trust	1,794,871	184,961
		24,554,014
Utilities (2.3%)
NextEra Energy Inc.	50,102,430	3,043,221
Southern Co.	26,635,420	1,867,676
Duke Energy Corp.	18,822,796	1,826,564
Sempra	15,365,966	1,148,299
American Electric Power Co. Inc.	12,839,145	1,042,795
Dominion Energy Inc.	20,431,548	960,283
PG&E Corp.	52,115,806	939,648
Constellation Energy Corp.	7,798,126	911,523
Exelon Corp.	24,304,924	872,547
Xcel Energy Inc.	13,472,991	834,113
Consolidated Edison Inc.	8,429,250	766,809
Public Service Enterprise Group Inc.	12,167,456	744,040
Edison International	9,358,234	669,020
WEC Energy Group Inc.	7,702,077	648,284
American Water Works Co. Inc.	4,754,122	627,496
DTE Energy Co.	5,034,181	555,069
Eversource Energy	8,529,349	526,431
Entergy Corp.	5,163,463	522,491
PPL Corp.	17,998,168	487,750
Ameren Corp.	6,420,136	464,433
FirstEnergy Corp.	12,608,858	462,241
CenterPoint Energy Inc.	15,413,077	440,351
Atmos Energy Corp.	3,628,712	420,568
CMS Energy Corp.	7,121,489	413,545
Alliant Energy Corp.	6,231,681	319,685

12

500 Index Fund
		Shares	Market Value• ($000)
	AES Corp.	16,347,204	314,684
	Evergy Inc.	5,607,298	292,701
	NRG Energy Inc.	5,516,965	285,227
	NiSource Inc.	10,088,087	267,839
	Pinnacle West Capital Corp.	2,773,003	199,212
			22,874,545
Total Common Stocks (Cost $588,003,536)			976,810,547
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 5.435% (Cost $2,581,279)	25,824,367	2,581,920
Total Investments (99.9%) (Cost $590,584,815)			979,392,467
Other Assets and Liabilities—Net (0.1%)			955,501
Net Assets (100%)			980,347,968
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,536,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $40,254,000 was received for securities on loan.
CVR—Contingent Value Rights.
13

500 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	11,305	2,724,505	70,958

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/29/25	BANA	30,864	(5.931)	—	(132)
Fidelity National Information Services Inc.	8/30/24	BANA	33,639	(5.881)	136	—
Fidelity National Information Services Inc.	8/30/24	BANA	30,035	(5.978)	152	—
Fidelity National Information Services Inc.	8/30/24	BANA	30,035	(5.977)	—	(93)
Fidelity National Information Services Inc.	8/30/24	BANA	30,035	(5.976)	—	(88)
Fidelity National Information Services Inc.	8/30/24	BANA	30,035	(5.976)	—	(83)
Fidelity National Information Services Inc.	8/30/24	BANA	30,035	(5.975)	—	(77)
Fidelity National Information Services Inc.	8/30/24	BANA	18,021	(5.881)	73	—
Global Payments Inc.	8/30/24	BANA	172,085	(5.931)	—	(415)
Goldman Sachs Group Inc.	8/29/25	BANA	251,136	(6.031)	710	—
Invesco Ltd.	8/30/24	BANA	4,460	(5.881)	33	—
Kroger Co.	1/31/24	GSI	44,110	(5.324)	1,522	—
Netflix Inc.	8/30/24	BANA	48,688	(5.331)	—	(204)
VICI Properties Inc.	8/30/24	BANA	84,482	(5.981)	718	—
Visa Inc. Class A	8/30/24	BANA	65,088	5.231	—	(140)
					3,344	(1,232)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $69,246,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
14

500 Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $588,003,536)	976,810,547
Affiliated Issuers (Cost $2,581,279)	2,581,920
Total Investments in Securities	979,392,467
Investment in Vanguard	31,035
Cash	2,982
Cash Collateral Pledged—Futures Contracts	134,729
Receivables for Investment Securities Sold	60,221
Receivables for Accrued Income	928,234
Receivables for Capital Shares Issued	645,981
Unrealized Appreciation—Over-the-Counter Swap Contracts	3,344
Total Assets	981,198,993
Liabilities
Payables for Investment Securities Purchased	247,045
Collateral for Securities on Loan	40,254
Payables for Capital Shares Redeemed	541,870
Payables to Vanguard	13,694
Variation Margin Payable—Futures Contracts	6,930
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,232
Total Liabilities	851,025
Net Assets	980,347,968
1 Includes $37,536,000 of securities on loan.
15

500 Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	609,117,816
Total Distributable Earnings (Loss)	371,230,152
Net Assets	980,347,968

Investor Shares—Net Assets
Applicable to 7,218,564 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,176,561
Net Asset Value Per Share—Investor Shares	$440.05

ETF Shares—Net Assets
Applicable to 852,102,904 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	372,050,529
Net Asset Value Per Share—ETF Shares	$436.63

Admiral Shares—Net Assets
Applicable to 1,038,239,890 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	456,812,377
Net Asset Value Per Share—Admiral Shares	$439.99

Institutional Select Shares—Net Assets
Applicable to 635,921,838 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	148,308,501
Net Asset Value Per Share—Institutional Select Shares	$233.22

See accompanying Notes, which are an integral part of the Financial Statements.
16

500 Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	14,020,764
Interest[2]	149,303
Securities Lending—Net	516
Total Income	14,170,583
Expenses
The Vanguard Group—Note B
Investment Advisory Services	18,349
Management and Administrative—Investor Shares	4,142
Management and Administrative—ETF Shares	66,283
Management and Administrative—Admiral Shares	136,013
Management and Administrative—Institutional Select Shares	9,506
Marketing and Distribution—Investor Shares	138
Marketing and Distribution—ETF Shares	14,875
Marketing and Distribution—Admiral Shares	16,088
Marketing and Distribution—Institutional Select Shares	249
Custodian Fees	3,015
Auditing Fees	45
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—ETF Shares	3,958
Shareholders’ Reports—Admiral Shares	1,792
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	521
Other Expenses	23
Total Expenses	275,001
Expenses Paid Indirectly	(175)
Net Expenses	274,826
Net Investment Income	13,895,757
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	20,395,522
Futures Contracts	306,185
Swap Contracts	94,710
Realized Net Gain (Loss)	20,796,417
17

500 Index Fund
Statement of Operations (continued)
Year Ended December 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	164,440,380
Futures Contracts	130,883
Swap Contracts	(994)
Change in Unrealized Appreciation (Depreciation)	164,570,269
Net Increase (Decrease) in Net Assets Resulting from Operations	199,262,443
1	Dividends are net of foreign withholding taxes of $3,752,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $142,398,000, $229,000, $15,000, and ($303,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $25,287,854,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
18

500 Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,895,757	12,276,461
Realized Net Gain (Loss)	20,796,417	27,249,293
Change in Unrealized Appreciation (Depreciation)	164,570,269	(197,719,707)
Net Increase (Decrease) in Net Assets Resulting from Operations	199,262,443	(158,193,953)
Distributions
Investor Shares	(46,502)	(51,118)
ETF Shares	(5,133,943)	(4,305,991)
Admiral Shares	(6,583,499)	(6,152,722)
Institutional Select Shares	(2,092,603)	(1,760,089)
Total Distributions	(13,856,547)	(12,269,920)
Capital Share Transactions
Investor Shares	(596,976)	(599,158)
ETF Shares	42,127,992	39,905,931
Admiral Shares	331,303	2,645,315
Institutional Select Shares	8,310,030	17,199,992
Net Increase (Decrease) from Capital Share Transactions	50,172,349	59,152,080
Total Increase (Decrease)	235,578,245	(111,311,793)
Net Assets
Beginning of Period	744,769,723	856,081,516
End of Period	980,347,968	744,769,723

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$354.17	$439.86	$346.60	$298.16	$231.44
Investment Operations
Net Investment Income[1]	5.990	5.605	4.910	5.128	4.801
Net Realized and Unrealized Gain (Loss) on Investments	85.860	(85.733)	93.389	48.323	67.211
Total from Investment Operations	91.850	(80.128)	98.299	53.451	72.012
Distributions
Dividends from Net Investment Income	(5.970)	(5.562)	(5.039)	(5.011)	(5.292)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.970)	(5.562)	(5.039)	(5.011)	(5.292)
Net Asset Value, End of Period	$440.05	$354.17	$439.86	$346.60	$298.16
Total Return[2]	26.11%	-18.23%	28.53%	18.25%	31.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,177	$3,093	$4,512	$4,504	$4,723
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.14%[3]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.47%	1.25%	1.73%	1.82%
Portfolio Turnover Rate[4]	2%	2%	2%	4%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$351.41	$436.47	$343.93	$295.87	$229.68
Investment Operations
Net Investment Income[1]	6.412	6.012	5.353	5.413	5.298
Net Realized and Unrealized Gain (Loss) on Investments	85.165	(85.125)	92.624	47.950	66.463
Total from Investment Operations	91.577	(79.113)	97.977	53.363	71.761
Distributions
Dividends from Net Investment Income	(6.357)	(5.947)	(5.437)	(5.303)	(5.571)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.357)	(5.947)	(5.437)	(5.303)	(5.571)
Net Asset Value, End of Period	$436.63	$351.41	$436.47	$343.93	$295.87
Total Return[2]	26.25%	-18.15%	28.66%	18.35%	31.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$372,051	$262,211	$279,850	$177,991	$130,728
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%[3]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.60%	1.36%	1.83%	1.98%
Portfolio Turnover Rate[4]	2%	2%	2%	4%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements were 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$354.11	$439.83	$346.57	$298.14	$231.44
Investment Operations
Net Investment Income[1]	6.404	6.000	5.326	5.427	5.319
Net Realized and Unrealized Gain (Loss) on Investments	85.843	(85.767)	93.371	48.314	66.962
Total from Investment Operations	92.247	(79.767)	98.697	53.741	72.281
Distributions
Dividends from Net Investment Income	(6.367)	(5.953)	(5.437)	(5.311)	(5.581)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.367)	(5.953)	(5.437)	(5.311)	(5.581)
Net Asset Value, End of Period	$439.99	$354.11	$439.83	$346.57	$298.14
Total Return[2]	26.24%	-18.15%	28.66%	18.37%	31.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$456,812	$367,498	$453,239	$359,553	$319,624
Ratio of Total Expenses to Average Net Assets	0.04%[3]	0.04%[3]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.58%	1.35%	1.83%	1.97%
Portfolio Turnover Rate[4]	2%	2%	2%	4%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$187.66	$233.06	$183.64	$157.98	$122.64
Investment Operations
Net Investment Income[1]	3.462	3.249	2.885	2.924	2.857
Net Realized and Unrealized Gain (Loss) on Investments	45.493	(45.458)	49.478	25.597	35.484
Total from Investment Operations	48.955	(42.209)	52.363	28.521	38.341
Distributions
Dividends from Net Investment Income	(3.395)	(3.191)	(2.943)	(2.861)	(3.001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.395)	(3.191)	(2.943)	(2.861)	(3.001)
Net Asset Value, End of Period	$233.22	$187.66	$233.06	$183.64	$157.98
Total Return	26.28%	-18.13%	28.70%	18.40%	31.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$148,309	$111,968	$118,481	$94,870	$81,230
Ratio of Total Expenses to Average Net Assets	0.01%[2]	0.01%[2]	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.62%	1.38%	1.86%	2.00%
Portfolio Turnover Rate[3]	2%	2%	2%	4%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
23

500 Index Fund
Notes to Financial Statements
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Tax-Managed Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
24

500 Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
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500 Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
26

500 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $31,035,000, representing less than 0.01% of the fund’s net assets and 12.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $175,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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500 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	976,810,547	—	—	976,810,547
Temporary Cash Investments	2,581,920	—	—	2,581,920
Total	979,392,467	—	—	979,392,467
Derivative Financial Instruments
Assets
Futures Contracts[1]	70,958	—	—	70,958
Swap Contracts	—	3,344	—	3,344
Total	70,958	3,344	—	74,302
Liabilities
Swap Contracts	—	1,232	—	1,232
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	25,288,331
Total Distributable Earnings (Loss)	(25,288,331)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
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500 Index Fund
Amount ($000)
Undistributed Ordinary Income	212,833
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	388,378,108
Capital Loss Carryforwards	(17,360,789)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	371,230,152
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	13,856,547	12,269,920
Long-Term Capital Gains	—	—
Total	13,856,547	12,269,920
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	591,014,359
Gross Unrealized Appreciation	413,939,478
Gross Unrealized Depreciation	(25,561,370)
Net Unrealized Appreciation (Depreciation)	388,378,108
F.	During the year ended December 31, 2023, the fund purchased $102,584,036,000 of investment securities and sold $52,488,052,000 of investment securities, other than temporary cash investments. Purchases and sales include $76,816,130,000 and $33,972,887,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $2,817,287,000 and sales were $2,813,426,000, resulting in net realized loss of $1,479,724,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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500 Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	148,701	374	156,806	409
Issued in Lieu of Cash Distributions	46,496	117	51,111	142
Redeemed	(792,173)	(2,005)	(807,075)	(2,076)
Net Increase (Decrease)—Investor Shares	(596,976)	(1,514)	(599,158)	(1,525)
ETF Shares
Issued	73,338,523	182,751	85,049,475	222,763
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(31,210,531)	(76,825)	(45,143,544)	(117,750)
Net Increase (Decrease)—ETF Shares	42,127,992	105,926	39,905,931	105,013
Admiral Shares
Issued	34,205,497	86,235	39,120,573	102,648
Issued in Lieu of Cash Distributions	5,732,224	14,309	5,367,387	14,913
Redeemed	(39,606,418)	(100,108)	(41,842,645)	(110,248)
Net Increase (Decrease)—Admiral Shares	331,303	436	2,645,315	7,313
Institutional Select Shares
Issued	20,807,286	97,892	19,836,476	100,749
Issued in Lieu of Cash Distributions	2,092,603	9,846	1,760,089	9,243
Redeemed	(14,589,859)	(68,463)	(4,396,573)	(21,716)
Net Increase (Decrease)—Institutional Select Shares	8,310,030	39,275	17,199,992	88,276
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
30

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard 500 Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
31

Tax information (unaudited)
For corporate shareholders, 91.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $13,356,325,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $56,849,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $500,221,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income for individual shareholders for the fiscal year.
32

The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard 500 Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard 500 Index Fund particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard 500 Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard 500 Index Fund or the timing of the issuance or sale of Vanguard 500 Index Fund or in the determination or calculation of the equation by which Vanguard 500 Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard 500 Index Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global
Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q400 022024

Annual Report  |  December 31, 2023
Vanguard U.S. Stock Index Funds Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered robust returns for the 12 months ended December 31, 2023. Returns for the Vanguard Small-Cap Index Funds ranged from 15.86% for Investor Shares of the Small-Cap Value Index Fund to 21.44% for Institutional Shares of the Small-Cap Growth Index Fund. Strong net returns from securities lending helped most share classes of all three funds to slightly outperform their target indexes.
•	Major central banks stopped hiking interest rates as inflation continued to ease. Global growth, employment, and consumer spending proved resilient, but the prospect of rates remaining high for an extended period spurred occasional volatility. Toward year-end, however, stocks and bonds rallied worldwide as expectations for rate cuts in 2024 rose.
•	Strong equity returns were widespread. Consumer discretionary and industrial stocks were among the top sector-level contributors to all three funds’ target indexes. Technology shares also drove the Small-Cap Index Fund and the Small-Cap Growth Index Fund, while financials also boosted the Small-Cap Value Index Fund. Telecommunications slightly weighed on all three.
•	For the 10 years ended December 31, 2023, the funds’ annualized returns ranged from 7.73% for Investor Shares of the Small-Cap Growth Index Fund to 8.51% for Institutional Shares of the Small-Cap Value Index Fund. The funds closely tracked their indexes.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,081.20	$0.89
ETF Shares	1,000.00	1,081.80	0.26
Admiral™ Shares	1,000.00	1,081.80	0.26
Institutional Shares	1,000.00	1,081.90	0.21
Institutional Plus Shares	1,000.00	1,081.90	0.16
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,056.00	$0.98
ETF Shares	1,000.00	1,056.60	0.36
Admiral Shares	1,000.00	1,056.70	0.36
Institutional Shares	1,000.00	1,056.70	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,100.80	$1.01
ETF Shares	1,000.00	1,101.40	0.37
Admiral Shares	1,000.00	1,101.40	0.37
Institutional Shares	1,000.00	1,101.40	0.32
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.95	0.26
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.05	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Small-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Index Fund Investor Shares	18.05%	11.57%	8.30%	$22,195
CRSP US Small Cap Index	18.09	11.66	8.41	22,413
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Index Fund ETF Shares Net Asset Value	18.21%	11.70%	8.43%	$22,469
Small-Cap Index Fund ETF Shares Market Price	18.31	11.73	8.44	22,484
CRSP US Small Cap Index	18.09	11.66	8.41	22,413
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

See Financial Highlights for dividend and capital gains information.

Small-Cap Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Index Fund Admiral Shares	18.20%	11.70%	8.43%	$22,467
CRSP US Small Cap Index	18.09	11.66	8.41	22,413
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Small-Cap Index Fund Institutional Shares	18.22%	11.72%	8.44%	$11,246,770
CRSP US Small Cap Index	18.09	11.66	8.41	11,206,742
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	14,710,990

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Small-Cap Index Fund Institutional Plus Shares	18.22%	11.73%	8.46%	$225,184,560
CRSP US Small Cap Index	18.09	11.66	8.41	224,134,830
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	294,219,800
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Small-Cap Index Fund ETF Shares Market Price	18.31%	74.13%	124.84%
Small-Cap Index Fund ETF Shares Net Asset Value	18.21	73.91	124.69
CRSP US Small Cap Index	18.09	73.60	124.13
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

Small-Cap Index Fund
Fund Allocation
As of December 31, 2023
Basic Materials	3.9%
Consumer Discretionary	16.2
Consumer Staples	3.1
Energy	5.3
Financials	14.1
Health Care	11.0
Industrials	21.7
Real Estate	7.5
Technology	13.0
Telecommunications	1.3
Utilities	2.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Small-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.9%)
	Reliance Steel & Aluminum Co.	1,463,615	409,344
*	Cleveland-Cliffs Inc.	12,857,161	262,543
	United States Steel Corp.	5,112,020	248,700
	Steel Dynamics Inc.	1,957,481	231,178
*	RBC Bearings Inc.	740,709	211,021
	Royal Gold Inc.	1,672,945	202,359
	UFP Industries Inc.	1,495,463	187,755
	Olin Corp.	3,121,010	168,378
	Hexcel Corp.	2,142,048	157,976
	Alcoa Corp.	4,545,033	154,531
	Commercial Metals Co.	2,977,173	148,978
	Eastman Chemical Co.	1,508,093	135,457
	Element Solutions Inc.	5,843,056	135,208
	Boise Cascade Co.	1,008,209	130,422
	Timken Co.	1,617,070	129,608
	Mueller Industries Inc.	2,746,654	129,505
*	Valvoline Inc.	3,327,453	125,046
	Balchem Corp.	821,086	122,137
	Chemours Co.	3,780,184	119,227
	Cabot Corp.	1,408,544	117,613
	Huntsman Corp.	4,303,874	108,156
	FMC Corp.	1,586,868	100,052
	NewMarket Corp.	183,157	99,973
	Ashland Inc.	1,174,863	99,053
	Avient Corp.	2,321,591	96,508
	Carpenter Technology Corp.	1,192,949	84,461
*,1	Livent Corp.	4,579,180	82,334
	Innospec Inc.	633,241	78,041
	Quaker Chemical Corp.	343,527	73,315
	Hecla Mining Co.	14,957,025	71,943
*	MP Materials Corp.	3,622,655	71,910
	Sensient Technologies Corp.	1,075,934	71,012
	Scotts Miracle-Gro Co.	1,080,124	68,858
		Shares	Market Value• ($000)
	Materion Corp.	525,681	68,407
	Minerals Technologies Inc.	828,774	59,100
	Westlake Corp.	407,899	57,090
	Stepan Co.	541,161	51,167
	Tronox Holdings plc	2,994,774	42,406
*	Ingevity Corp.	830,394	39,211
*	Coeur Mining Inc.	8,768,643	28,586
	Kaiser Aluminum Corp.	387,444	27,582
	Compass Minerals International Inc.	1,048,059	26,537
*	Ecovyst Inc.	2,661,397	26,002
	Koppers Holdings Inc.	503,769	25,803
*	Worthington Steel Inc.	827,080	23,241
	Mativ Holdings Inc.	1,311,268	20,075
	Schnitzer Steel Industries Inc. Class A	626,007	18,880
*	Century Aluminum Co.	1,294,260	15,712
	GrafTech International Ltd.	4,905,059	10,742
			5,173,143
Consumer Discretionary (16.2%)
*	Deckers Outdoor Corp.	655,281	438,009
*	DraftKings Inc. Class A	10,685,556	376,666
*	Liberty Media Corp.-Liberty Formula One Class C	5,282,278	333,470
	Williams-Sonoma Inc.	1,633,301	329,567
	RB Global Inc.	4,643,367	310,595
*	Floor & Decor Holdings Inc. Class A	2,578,250	287,630
*	Five Below Inc.	1,347,292	287,189
	Toll Brothers Inc.	2,737,019	281,338
	Bath & Body Works Inc.	5,790,307	249,910
*	Etsy Inc.	3,047,925	247,034
	Service Corp. International	3,574,509	244,675

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Caesars Entertainment Inc.	5,215,930	244,523
	Lithia Motors Inc. Class A	700,826	230,768
	Churchill Downs Inc.	1,709,723	230,693
*	American Airlines Group Inc.	16,643,360	228,680
*	BJ's Wholesale Club Holdings Inc.	3,396,780	226,429
	Wynn Resorts Ltd.	2,444,939	222,758
*,1	Norwegian Cruise Line Holdings Ltd.	10,834,131	217,116
	Tapestry Inc.	5,836,524	214,842
	BorgWarner Inc.	5,982,848	214,485
	Tempur Sealy International Inc.	4,167,833	212,434
*	Skechers USA Inc. Class A	3,402,265	212,097
	Lear Corp.	1,483,688	209,512
	Texas Roadhouse Inc. Class A	1,700,761	207,884
	Vail Resorts Inc.	970,037	207,074
	Dick's Sporting Goods Inc.	1,407,461	206,826
*	Duolingo Inc. Class A	866,072	196,468
	Gentex Corp.	5,940,145	194,005
	New York Times Co. Class A	3,958,696	193,937
*	elf Beauty Inc.	1,335,425	192,755
	Wingstop Inc.	749,107	192,206
*	Light & Wonder Inc.	2,293,269	188,300
	PVH Corp.	1,538,885	187,929
	Aramark	6,659,731	187,138
*	SiteOne Landscape Supply Inc.	1,149,192	186,744
	Pool Corp.	467,901	186,557
	H&R Block Inc.	3,665,468	177,299
	U-Haul Holding Co. (XNYS)	2,472,117	174,136
	Murphy USA Inc.	487,666	173,882
	Hasbro Inc.	3,357,135	171,415
	Whirlpool Corp.	1,396,907	170,101
	Wyndham Hotels & Resorts Inc.	2,112,796	169,890
*	Mattel Inc.	8,995,632	169,838
	VF Corp.	8,913,167	167,568
	Meritage Homes Corp.	928,259	161,703
	Interpublic Group of Cos. Inc.	4,876,992	159,185
*	Planet Fitness Inc. Class A	2,175,811	158,834
*	CarMax Inc.	2,018,223	154,878
	Thor Industries Inc.	1,288,972	152,421
*	Capri Holdings Ltd.	2,959,740	148,697
	Hyatt Hotels Corp. Class A	1,126,157	146,862
		Shares	Market Value• ($000)
	Macy's Inc.	6,970,183	140,240
*	Bright Horizons Family Solutions Inc.	1,474,632	138,969
*	Taylor Morrison Home Corp. Class A	2,599,596	138,688
*,1	Carvana Co. Class A	2,613,362	138,351
*	Wayfair Inc. Class A	2,231,934	137,710
*	Crocs Inc.	1,465,349	136,878
	Ralph Lauren Corp. Class A	911,127	131,385
*	AutoNation Inc.	866,327	130,105
	TKO Group Holdings Inc. Class A	1,592,410	129,909
	Polaris Inc.	1,366,267	129,481
	Nexstar Media Group Inc. Class A	820,936	128,682
*	Alaska Air Group Inc.	3,261,095	127,411
*	Coty Inc. Class A	10,218,491	126,914
	Academy Sports & Outdoors Inc.	1,898,198	125,281
*	Lyft Inc. Class A	8,320,499	124,724
*	Asbury Automotive Group Inc.	524,032	117,891
	Harley-Davidson Inc.	3,192,089	117,597
	Signet Jewelers Ltd.	1,085,950	116,479
*,1	GameStop Corp. Class A	6,607,404	115,828
*	YETI Holdings Inc.	2,211,827	114,528
	KB Home	1,818,024	113,554
*	Liberty Media Corp.-Liberty SiriusXM Class A	3,950,930	113,550
*	RH	374,859	109,264
	Boyd Gaming Corp.	1,744,784	109,241
*	Abercrombie & Fitch Co. Class A	1,218,313	107,480
*	Goodyear Tire & Rubber Co.	7,221,003	103,405
	Group 1 Automotive Inc.	334,415	101,910
*	Grand Canyon Education Inc.	764,294	100,917
*	Penn Entertainment Inc.	3,864,745	100,561
	Gap Inc.	4,724,404	98,787
*	Skyline Champion Corp.	1,320,667	98,073
*	Ollie's Bargain Outlet Holdings Inc.	1,271,402	96,487
	American Eagle Outfitters Inc.	4,527,570	95,803
	Advance Auto Parts Inc.	1,515,298	92,479
[1]	Paramount Global Class B	6,213,387	91,896
	Kontoor Brands Inc.	1,430,699	89,304
*	Visteon Corp.	708,248	88,460
*	Tri Pointe Homes Inc.	2,471,667	87,497

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Newell Brands Inc.	10,020,781	86,980
	Wendy's Co.	4,464,918	86,977
*	Madison Square Garden Sports Corp.	469,448	85,360
	Leggett & Platt Inc.	3,225,390	84,408
	MDC Holdings Inc.	1,521,098	84,041
	Rush Enterprises Inc. Class A	1,643,685	82,677
	Penske Automotive Group Inc.	513,551	82,430
[1]	Avis Budget Group Inc.	461,244	81,760
	Kohl's Corp.	2,818,726	80,841
[1]	Choice Hotels International Inc.	697,609	79,039
*	Hilton Grand Vacations Inc.	1,925,067	77,349
	LCI Industries	612,676	77,020
	TEGNA Inc.	5,016,317	76,750
	Steven Madden Ltd.	1,805,018	75,811
	Foot Locker Inc.	2,397,914	74,695
*	Helen of Troy Ltd.	604,635	73,046
*	Fox Factory Holding Corp.	1,079,288	72,830
*	Liberty Media Corp.-Liberty SiriusXM	2,512,422	72,308
*	Frontdoor Inc.	2,027,703	71,416
*	Shake Shack Inc. Class A	954,840	70,773
	Marriott Vacations Worldwide Corp.	814,052	69,105
	Travel + Leisure Co.	1,752,130	68,491
*	LGI Homes Inc.	510,065	67,920
	Red Rock Resorts Inc. Class A	1,264,163	67,418
	Columbia Sportswear Co.	847,530	67,413
	Carter's Inc.	890,938	66,722
	Inter Parfums Inc.	447,935	64,507
	Papa John's International Inc.	834,160	63,588
*	Stride Inc.	1,048,627	62,257
	Bloomin' Brands Inc.	2,210,878	62,236
	Graham Holdings Co. Class B	86,618	60,331
*	Urban Outfitters Inc.	1,653,902	59,028
*,1	QuantumScape Corp. Class A	8,206,774	57,037
*	Dorman Products Inc.	681,592	56,852
*	Adtalem Global Education Inc.	963,611	56,805
*	TripAdvisor Inc.	2,560,955	55,137
*	Sonos Inc.	3,187,198	54,629
*	PowerSchool Holdings Inc. Class A	2,313,296	54,501
*	SkyWest Inc.	1,042,768	54,433
		Shares	Market Value• ($000)
*	Coursera Inc.	2,719,358	52,674
*	Victoria's Secret & Co.	1,967,890	52,228
	Strategic Education Inc.	559,601	51,690
*	Topgolf Callaway Brands Corp.	3,524,314	50,539
*	Peloton Interactive Inc. Class A	8,284,434	50,452
	MillerKnoll Inc.	1,871,435	49,930
*	ACV Auctions Inc. Class A	3,294,499	49,912
	Laureate Education Inc.	3,606,857	49,450
*,1	Lucid Group Inc.	11,648,294	49,039
*	Brinker International Inc.	1,125,704	48,608
	Dana Inc.	3,308,235	48,333
*	ODP Corp.	856,728	48,234
	Worthington Enterprises Inc.	827,073	47,598
	Acushnet Holdings Corp.	749,238	47,329
*	SeaWorld Entertainment Inc.	895,660	47,318
	HNI Corp.	1,126,897	47,138
*	Dave & Buster's Entertainment Inc.	874,935	47,115
*	JetBlue Airways Corp.	8,487,885	47,108
	PriceSmart Inc.	614,542	46,570
[1]	Nordstrom Inc.	2,479,909	45,754
[1]	Spirit Airlines Inc.	2,780,142	45,567
*	Six Flags Entertainment Corp.	1,808,288	45,352
*	Liberty Media Corp.-Liberty Live Class C	1,206,557	45,113
*	Gentherm Inc.	835,216	43,732
*	Central Garden & Pet Co. Class A	991,388	43,661
[1]	Cracker Barrel Old Country Store Inc.	564,308	43,497
*,1	Dutch Bros Inc. Class A	1,362,603	43,154
*	Sabre Corp.	9,664,106	42,522
*	Under Armour Inc. Class A	4,810,343	42,283
*	National Vision Holdings Inc.	1,992,649	41,706
*	Knowles Corp.	2,298,600	41,168
*	Under Armour Inc. Class C	4,923,208	41,109
	Jack in the Box Inc.	502,629	41,030
	Cheesecake Factory Inc.	1,163,723	40,742
*	OPENLANE Inc.	2,750,962	40,742
	La-Z-Boy Inc.	1,096,368	40,478

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Cinemark Holdings Inc.	2,786,687	39,264
	Levi Strauss & Co. Class A	2,292,941	37,925
	Oxford Industries Inc.	377,905	37,791
*	Hanesbrands Inc.	8,468,534	37,770
	Upbound Group Inc.	1,106,178	37,577
*	Udemy Inc.	2,537,816	37,382
	Buckle Inc.	770,818	36,629
*	Liberty Media Corp.-Liberty Formula One Class A	630,457	36,554
	Phinia Inc.	1,188,912	36,012
*	Sally Beauty Holdings Inc.	2,706,725	35,945
*	PROG Holdings Inc.	1,138,900	35,203
*	Cavco Industries Inc.	100,701	34,905
*	G-III Apparel Group Ltd.	989,740	33,631
	John Wiley & Sons Inc. Class A	1,058,579	33,599
*	Lions Gate Entertainment Corp. Class B	3,277,506	33,398
*	Hertz Global Holdings Inc.	3,170,691	32,944
	Allegiant Travel Co.	398,326	32,906
[1]	Krispy Kreme Inc.	2,146,899	32,397
[1]	Dillard's Inc. Class A	79,173	31,958
*	Beyond Inc.	1,153,733	31,947
*	Chegg Inc.	2,801,903	31,830
*	Integral Ad Science Holding Corp.	2,210,974	31,816
*,1	AMC Entertainment Holdings Inc. Class A	5,050,330	30,908
*	Chewy Inc. Class A	1,296,863	30,645
	Steelcase Inc. Class A	2,265,638	30,631
*	Cars.com Inc.	1,602,271	30,395
*	Boot Barn Holdings Inc.	385,600	29,599
*	Leslie's Inc.	4,217,325	29,142
*	Madison Square Garden Entertainment Corp. Class A	889,908	28,290
	Camping World Holdings Inc. Class A	1,026,321	26,951
	Matthews International Corp. Class A	735,076	26,941
*	Life Time Group Holdings Inc.	1,750,164	26,392
*	iRobot Corp.	674,142	26,089
*	American Axle & Manufacturing Holdings Inc.	2,832,062	24,950
*	Sphere Entertainment Co.	719,284	24,427
		Shares	Market Value• ($000)
*	Sweetgreen Inc. Class A	2,151,712	24,314
	Scholastic Corp.	635,571	23,961
*,1	Luminar Technologies Inc. Class A	6,986,687	23,545
*,1	Figs Inc. Class A	3,282,490	22,813
	Monro Inc.	760,771	22,321
*	Driven Brands Holdings Inc.	1,461,406	20,840
*,1	Mister Car Wash Inc.	2,399,474	20,731
	Sturm Ruger & Co. Inc.	451,321	20,513
*	BJ's Restaurants Inc.	562,193	20,245
*	Portillo's Inc. Class A	1,270,682	20,242
*	Vista Outdoor Inc.	665,552	19,680
*	Liberty Media Corp.-Liberty Live Class A	530,344	19,384
*	Dream Finders Homes Inc. Class A	544,312	19,339
	Sonic Automotive Inc. Class A	333,986	18,773
*,1	Cava Group Inc.	433,752	18,643
	Dine Brands Global Inc.	373,609	18,550
*	Sun Country Airlines Holdings Inc.	1,134,538	17,846
*	Lions Gate Entertainment Corp. Class A	1,596,930	17,407
[1]	Guess? Inc.	750,556	17,308
	Wolverine World Wide Inc.	1,924,147	17,106
*	Revolve Group Inc. Class A	1,007,382	16,702
*	U-Haul Holding Co.	224,383	16,111
*	Instructure Holdings Inc.	552,163	14,914
*	Corsair Gaming Inc.	1,049,048	14,792
*	AMC Networks Inc. Class A	775,991	14,581
*	Clear Channel Outdoor Holdings Inc.	7,995,958	14,553
*	EW Scripps Co. Class A	1,758,620	14,051
	Caleres Inc.	429,899	13,211
*	Vizio Holding Corp. Class A	1,695,016	13,052
*	Central Garden & Pet Co.	240,241	12,038
*	Arhaus Inc. Class A	1,015,278	12,031
*,1	Savers Value Village Inc.	639,263	11,110
*	GoPro Inc. Class A	3,043,072	10,559
[1]	Sinclair Inc.	809,624	10,549
*,1	Fisker Inc. Class A	5,553,841	9,719

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Designer Brands Inc. Class A	1,091,160	9,657
	Interface Inc. Class A	702,923	8,871
*,1	Bowlero Corp. Class A	591,236	8,372
	Smith & Wesson Brands Inc.	587,624	7,968
*	Rush Street Interactive Inc.	1,540,361	6,916
*	Petco Health & Wellness Co. Inc. Class A	2,049,829	6,477
*,1	Frontier Group Holdings Inc.	1,125,975	6,148
	Rush Enterprises Inc. Class B	113,786	6,028
*,1	SES AI Corp.	3,135,954	5,739
	Cricut Inc. Class A	735,081	4,844
*	Angi Inc. Class A	1,835,900	4,571
[1]	Paramount Global Class A	104,341	2,051
			21,618,386
Consumer Staples (3.1%)
	Bunge Global SA	4,110,751	414,980
*	Performance Food Group Co.	3,962,632	274,016
	Casey's General Stores Inc.	949,048	260,741
*	US Foods Holding Corp.	5,634,913	255,881
*	Darling Ingredients Inc.	4,062,715	202,486
	Lamb Weston Holdings Inc.	1,845,393	199,469
*	Celsius Holdings Inc.	3,540,254	193,015
*	BellRing Brands Inc.	3,338,265	185,040
	Ingredion Inc.	1,660,141	180,175
	Molson Coors Beverage Co. Class B	2,302,931	140,962
*	Sprouts Farmers Market Inc.	2,586,391	124,431
	Coca-Cola Consolidated Inc.	117,250	108,855
*	Post Holdings Inc.	1,229,607	108,279
*	Freshpet Inc.	1,228,541	106,588
	Flowers Foods Inc.	4,301,091	96,818
*	Simply Good Foods Co.	2,283,009	90,407
	WD-40 Co.	345,250	82,539
	Lancaster Colony Corp.	490,576	81,627
*	Boston Beer Co. Inc. Class A	232,006	80,179
	Spectrum Brands Holdings Inc.	863,046	68,845
*	Grocery Outlet Holding Corp.	2,275,218	61,340
		Shares	Market Value• ($000)
	Cal-Maine Foods Inc.	1,012,631	58,115
	Energizer Holdings Inc.	1,822,885	57,749
*	TreeHouse Foods Inc.	1,267,495	52,538
	J & J Snack Foods Corp.	295,395	49,372
	Andersons Inc.	816,593	46,987
	Edgewell Personal Care Co.	1,229,291	45,029
	Universal Corp.	594,173	40,000
	Vector Group Ltd.	3,375,285	38,073
*	Herbalife Ltd.	2,397,814	36,591
	Reynolds Consumer Products Inc.	1,337,081	35,887
*	National Beverage Corp.	594,360	29,552
*	Sovos Brands Inc.	1,291,694	28,456
	Utz Brands Inc.	1,653,045	26,845
	Weis Markets Inc.	410,998	26,287
	Fresh Del Monte Produce Inc.	980,511	25,738
*	Pilgrim's Pride Corp.	904,504	25,019
*	Hain Celestial Group Inc.	2,284,533	25,016
	Nu Skin Enterprises Inc. Class A	1,258,256	24,435
*	United Natural Foods Inc.	1,437,315	23,328
	Seaboard Corp.	6,156	21,978
[1]	B&G Foods Inc.	2,001,990	21,021
	Medifast Inc.	277,366	18,645
*	USANA Health Sciences Inc.	292,330	15,669
	ACCO Brands Corp.	2,296,720	13,964
*	Duckhorn Portfolio Inc.	1,321,926	13,021
	Tootsie Roll Industries Inc.	358,036	11,901
*,1	Beyond Meat Inc.	781,496	6,955
*	Olaplex Holdings Inc.	2,501,079	6,353
*,1	BRC Inc. Class A	1,229,892	4,464
*	Beauty Health Co.	1,087,546	3,382
			4,149,043
Energy (5.3%)
	Targa Resources Corp.	5,678,429	493,285
	Ovintiv Inc.	6,919,239	303,893
	APA Corp.	7,811,068	280,261
	Chesapeake Energy Corp.	3,171,111	243,985
	HF Sinclair Corp.	3,912,656	217,426
	TechnipFMC plc	10,535,261	212,180
	NOV Inc.	10,031,975	203,448
	EQT Corp.	5,237,579	202,485
*	Southwestern Energy Co.	28,050,475	183,731

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Weatherford International plc	1,836,594	179,674
	Range Resources Corp.	5,837,916	177,706
	Permian Resources Corp. Class A	12,377,014	168,327
	Chord Energy Corp.	998,656	166,007
	Civitas Resources Inc.	2,388,069	163,296
	Murphy Oil Corp.	3,737,231	159,430
*	Antero Resources Corp.	6,888,428	156,230
	Matador Resources Co.	2,730,563	155,260
	ChampionX Corp.	4,960,911	144,908
	Noble Corp. plc	2,873,641	138,395
	DT Midstream Inc.	2,469,543	135,331
	PBF Energy Inc. Class A	2,800,867	123,126
	Texas Pacific Land Corp.	78,165	122,911
*	Transocean Ltd.	18,541,943	117,741
	Patterson-UTI Energy Inc.	10,626,110	114,762
	SM Energy Co.	2,962,162	114,695
	Antero Midstream Corp.	8,551,600	107,152
	Equitrans Midstream Corp.	10,481,976	106,706
	Arcosa Inc.	1,241,777	102,620
	California Resources Corp.	1,747,537	95,555
	Magnolia Oil & Gas Corp. Class A	4,481,169	95,404
	Alpha Metallurgical Resources Inc.	270,661	91,732
[1]	New Fortress Energy Inc.	2,349,637	88,652
	Northern Oil & Gas Inc.	2,302,327	85,347
	Helmerich & Payne Inc.	2,278,834	82,539
	Warrior Met Coal Inc.	1,324,729	80,769
*	CNX Resources Corp.	3,843,239	76,865
	Cactus Inc. Class A	1,663,512	75,523
	Arch Resources Inc.	444,423	73,748
	Liberty Energy Inc. Class A	3,864,480	70,102
*,1	Plug Power Inc.	15,419,974	69,390
	Peabody Energy Corp.	2,837,894	69,018
[1]	Viper Energy Inc. Class A	2,191,446	68,768
*	Shoals Technologies Group Inc. Class A	4,330,774	67,300
*	Array Technologies Inc.	3,658,396	61,461
*	NEXTracker Inc. Class A	1,265,029	59,267
	Archrock Inc.	3,775,555	58,144
		Shares	Market Value• ($000)
*	Oceaneering International Inc.	2,565,097	54,585
*	Callon Petroleum Co.	1,553,386	50,330
	Sitio Royalties Corp. Class A	2,082,204	48,953
*	Tidewater Inc.	605,536	43,665
	Delek US Holdings Inc.	1,546,776	39,907
*,1	Fluence Energy Inc.	1,448,479	34,546
	World Kinect Corp.	1,456,498	33,179
*	NOW Inc.	2,707,959	30,654
	CONSOL Energy Inc.	295,829	29,740
	CVR Energy Inc.	895,907	27,146
[1]	Crescent Energy Co. Class A	2,030,836	26,827
*	Ameresco Inc. Class A	828,234	26,230
*	MRC Global Inc.	2,039,551	22,455
[1]	Comstock Resources Inc.	2,481,685	21,963
[1]	Atlas Energy Solutions Inc. Class A	1,272,747	21,917
	Core Laboratories Inc.	1,189,919	21,014
*	Dril-Quip Inc.	870,556	20,258
*	ProPetro Holding Corp.	2,386,345	19,998
*,1	ChargePoint Holdings Inc.	8,252,120	19,310
[1]	Kinetik Holdings Inc. Class A	574,436	19,186
*	Helix Energy Solutions Group Inc.	1,823,157	18,742
*,1	FuelCell Energy Inc.	11,475,912	18,361
	RPC Inc.	2,477,923	18,039
	Vitesse Energy Inc.	549,809	12,035
*,1	SunPower Corp.	2,230,749	10,775
[1]	HighPeak Energy Inc.	654,060	9,314
*,1	EVgo Inc. Class A	2,505,282	8,969
*,1	Stem Inc.	1,887,772	7,325
*,1	ProFrac Holding Corp. Class A	608,842	5,163
*	OPAL Fuels Inc. Class A	467,146	2,579
[1]	Enviva Inc.	427,191	425
			7,088,145
Financials (14.1%)
	First Citizens BancShares Inc. Class A	258,114	366,256
	Equitable Holdings Inc.	8,615,598	286,899
	MarketAxess Holdings Inc.	964,831	282,551
	Reinsurance Group of America Inc.	1,678,398	271,531
	RenaissanceRe Holdings Ltd.	1,336,880	262,029

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Carlyle Group Inc.	6,431,259	261,688
	East West Bancorp Inc.	3,589,007	258,229
	Annaly Capital Management Inc.	12,728,604	246,553
	Ally Financial Inc.	6,913,267	241,411
	Assurant Inc.	1,339,295	225,658
	Webster Financial Corp.	4,381,159	222,388
*,1	SoFi Technologies Inc.	21,972,687	218,628
	Erie Indemnity Co. Class A	646,952	216,677
	American Financial Group Inc.	1,813,508	215,608
	Brown & Brown Inc.	2,899,074	206,153
	First Horizon Corp.	14,229,900	201,495
	Invesco Ltd.	11,168,643	199,249
	Voya Financial Inc.	2,660,502	194,110
	SEI Investments Co.	3,015,988	191,666
*	Robinhood Markets Inc. Class A	15,035,182	191,548
	Unum Group	4,222,089	190,923
	Old Republic International Corp.	6,426,396	188,936
	Kinsale Capital Group Inc.	560,623	187,758
	Comerica Inc.	3,358,319	187,428
	Morningstar Inc.	652,440	186,754
	Primerica Inc.	892,221	183,583
	New York Community Bancorp Inc.	17,479,309	178,813
	Western Alliance Bancorp	2,648,518	174,246
	Blue Owl Capital Inc. Class A	11,606,281	172,934
	Stifel Financial Corp.	2,467,700	170,641
[1]	AGNC Investment Corp.	17,088,947	167,643
	Zions Bancorp NA	3,772,824	165,514
	SouthState Corp.	1,937,104	163,588
	Pinnacle Financial Partners Inc.	1,857,418	162,004
	First American Financial Corp.	2,496,303	160,862
	Commerce Bancshares Inc.	2,991,101	159,755
[1]	Starwood Property Trust Inc.	7,577,976	159,289
	Cullen/Frost Bankers Inc.	1,467,951	159,258
	Houlihan Lokey Inc. Class A	1,314,432	157,614
	Prosperity Bancshares Inc.	2,267,292	153,564
	Selective Insurance Group Inc.	1,542,980	153,496
	Jefferies Financial Group Inc.	3,751,482	151,597
		Shares	Market Value• ($000)
	Popular Inc.	1,837,507	150,804
	OneMain Holdings Inc.	3,053,477	150,231
	Evercore Inc. Class A	863,441	147,692
	RLI Corp.	1,103,809	146,939
	Wintrust Financial Corp.	1,559,485	144,642
	Bank OZK	2,881,027	143,562
	Columbia Banking System Inc.	5,311,660	141,715
	Globe Life Inc.	1,138,515	138,580
	Cadence Bank	4,650,482	137,608
	MGIC Investment Corp.	7,062,424	136,234
	Essent Group Ltd.	2,582,933	136,224
	Synovus Financial Corp.	3,538,044	133,207
	Rithm Capital Corp.	12,305,910	131,427
	Affiliated Managers Group Inc.	861,017	130,375
	United Bankshares Inc.	3,436,289	129,033
*,1	Marathon Digital Holdings Inc.	5,384,754	126,488
	Old National Bancorp	7,452,038	125,865
	FNB Corp.	9,138,210	125,833
	Valley National Bancorp	10,989,655	119,348
	Home BancShares Inc.	4,624,902	117,149
	Glacier Bancorp Inc.	2,823,794	116,679
	Lincoln National Corp.	4,320,678	116,529
*	American Equity Investment Life Holding Co.	2,012,354	112,289
	Radian Group Inc.	3,900,657	111,364
	SLM Corp.	5,762,185	110,173
*	Ryan Specialty Holdings Inc. Class A	2,560,714	110,162
	Axis Capital Holdings Ltd.	1,953,725	108,178
	FirstCash Holdings Inc.	976,353	105,827
	First Financial Bankshares Inc.	3,452,582	104,613
*	Mr Cooper Group Inc.	1,593,347	103,759
	Jackson Financial Inc. Class A	2,024,684	103,664
	Assured Guaranty Ltd.	1,385,284	103,661
	Janus Henderson Group plc	3,375,014	101,757
	Hancock Whitney Corp.	2,084,264	101,274
	Hamilton Lane Inc. Class A	884,627	100,352
	Hanover Insurance Group Inc.	819,691	99,527
*	Enstar Group Ltd.	326,764	96,183

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Moelis & Co. Class A	1,697,701	95,292
	Lazard Ltd. Class A	2,728,140	94,939
	White Mountains Insurance Group Ltd.	61,923	93,195
	Walker & Dunlop Inc.	809,255	89,835
[1]	Blackstone Mortgage Trust Inc. Class A	4,168,406	88,662
	Ameris Bancorp	1,670,604	88,626
*	Brighthouse Financial Inc.	1,635,128	86,531
	United Community Banks Inc.	2,878,517	84,225
	ServisFirst Bancshares Inc.	1,247,642	83,130
	UMB Financial Corp.	988,719	82,608
*	Texas Capital Bancshares Inc.	1,222,915	79,037
	Cathay General Bancorp	1,757,601	78,336
	Associated Banc-Corp	3,651,723	78,110
*,1	Riot Platforms Inc.	4,995,697	77,283
	International Bancshares Corp.	1,422,370	77,263
	Artisan Partners Asset Management Inc. Class A	1,743,917	77,046
*	Genworth Financial Inc. Class A	11,486,123	76,727
	CNO Financial Group Inc.	2,713,787	75,715
	Kemper Corp.	1,550,479	75,462
*,1	Upstart Holdings Inc.	1,841,178	75,231
	Piper Sandler Cos.	428,446	74,922
	First Hawaiian Inc.	3,249,830	74,291
	Bank of Hawaii Corp.	1,012,294	73,351
*	Axos Financial Inc.	1,323,253	72,250
	TPG Inc. Class A	1,657,892	71,571
	Pacific Premier Bancorp Inc.	2,442,250	71,094
	WSFS Financial Corp.	1,546,654	71,038
	Community Bank System Inc.	1,359,545	70,846
	Federated Hermes Inc. Class B	2,086,589	70,652
	First Interstate BancSystem Inc. Class A	2,272,701	69,886
	Independent Bank Corp.	1,060,966	69,822
	Atlantic Union Bankshares Corp.	1,910,401	69,806
	Fulton Financial Corp.	4,181,361	68,825
	First Bancorp	4,174,943	68,678
*	Credit Acceptance Corp.	128,029	68,205
	CVB Financial Corp.	3,371,026	68,061
	BGC Group Inc. Class A	9,357,760	67,563
		Shares	Market Value• ($000)
*	Clearwater Analytics Holdings Inc. Class A	3,204,928	64,195
	BankUnited Inc.	1,894,275	61,431
	Simmons First National Corp. Class A	3,028,327	60,082
[1]	Arbor Realty Trust Inc.	3,820,332	57,993
	Eastern Bankshares Inc.	4,043,669	57,420
	PJT Partners Inc. Class A	555,562	56,595
	First Merchants Corp.	1,524,101	56,514
	PennyMac Financial Services Inc.	635,734	56,180
	First Financial Bancorp	2,301,318	54,656
	WaFd Inc.	1,650,555	54,402
	BOK Financial Corp.	585,284	50,130
	Towne Bank	1,669,554	49,686
	Park National Corp.	369,399	49,078
	NBT Bancorp Inc.	1,139,211	47,744
	Cohen & Steers Inc.	625,692	47,384
	Banner Corp.	874,719	46,850
	Renasant Corp.	1,358,290	45,747
	Independent Bank Group Inc.	893,382	45,455
	WesBanco Inc.	1,436,344	45,058
	OFG Bancorp	1,198,390	44,916
	BancFirst Corp.	461,123	44,881
	Virtu Financial Inc. Class A	2,188,278	44,335
	StepStone Group Inc. Class A	1,386,835	44,143
	Apollo Commercial Real Estate Finance Inc.	3,600,008	42,264
	Virtus Investment Partners Inc.	173,827	42,024
	Claros Mortgage Trust Inc.	3,003,089	40,932
	Hilltop Holdings Inc.	1,161,772	40,906
	Northwest Bancshares Inc.	3,236,890	40,396
*	Goosehead Insurance Inc. Class A	529,217	40,115
	City Holding Co.	358,822	39,564
*	BRP Group Inc. Class A	1,637,927	39,343
	Navient Corp.	2,095,910	39,026
	Trustmark Corp.	1,399,725	39,024
	Westamerica Bancorp	678,629	38,281
	First Commonwealth Financial Corp.	2,470,408	38,143
	National Bank Holdings Corp. Class A	961,633	35,763
*	Oscar Health Inc. Class A	3,887,402	35,570

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hope Bancorp Inc.	2,905,860	35,103
	Compass Diversified Holdings	1,556,317	34,939
	Two Harbors Investment Corp.	2,449,541	34,122
	Horace Mann Educators Corp.	1,039,970	34,007
	Ladder Capital Corp. Class A	2,908,882	33,481
	PennyMac Mortgage Investment Trust	2,206,065	32,981
	Provident Financial Services Inc.	1,829,155	32,980
	Safehold Inc.	1,357,389	31,763
*	Cannae Holdings Inc.	1,620,903	31,624
	S&T Bancorp Inc.	925,022	30,914
	MFA Financial Inc.	2,595,532	29,252
*	Encore Capital Group Inc.	569,216	28,888
	Chimera Investment Corp.	5,775,128	28,818
	Franklin BSP Realty Trust Inc.	2,090,157	28,238
*	SiriusPoint Ltd.	2,347,229	27,228
	Safety Insurance Group Inc.	357,845	27,193
	Nelnet Inc. Class A	305,423	26,944
	Mercury General Corp.	705,046	26,305
	Berkshire Hills Bancorp Inc.	1,056,521	26,233
	Employers Holdings Inc.	655,014	25,808
*	PRA Group Inc.	949,418	24,875
	BrightSpire Capital Inc. Class A	3,310,280	24,629
*,1	Trupanion Inc.	793,693	24,216
[1]	ARMOUR Residential REIT Inc.	1,247,634	24,104
	Enact Holdings Inc.	813,526	23,503
	Brookline Bancorp Inc.	2,149,983	23,456
	National Western Life Group Inc. Class A	48,134	23,250
*	LendingClub Corp.	2,652,594	23,184
*	Triumph Financial Inc.	281,737	22,590
	WisdomTree Inc.	3,254,164	22,551
	Redwood Trust Inc.	3,019,714	22,376
	F&G Annuities & Life Inc.	479,134	22,040
	Eagle Bancorp Inc.	724,020	21,822
*,1	Lemonade Inc.	1,335,424	21,540
	Capitol Federal Financial Inc.	3,288,754	21,212
	TFS Financial Corp.	1,427,984	20,977
*	Open Lending Corp.	2,439,750	20,762
	Live Oak Bancshares Inc.	424,785	19,328
		Shares	Market Value• ($000)
*	Ambac Financial Group Inc.	1,093,454	18,020
	ProAssurance Corp.	1,298,067	17,900
	Tompkins Financial Corp.	292,379	17,610
	Heartland Financial USA Inc.	461,752	17,367
	Victory Capital Holdings Inc. Class A	504,096	17,361
*	AssetMark Financial Holdings Inc.	567,415	16,994
*	Palomar Holdings Inc.	299,150	16,603
	KKR Real Estate Finance Trust Inc.	1,235,677	16,348
[1]	UWM Holdings Corp. Class A	2,265,754	16,200
*	Columbia Financial Inc.	668,006	12,879
	Kearny Financial Corp.	1,397,256	12,533
	United Fire Group Inc.	611,263	12,299
	P10 Inc. Class A	1,149,538	11,748
*	World Acceptance Corp.	87,138	11,374
	GCM Grosvenor Inc. Class A	1,042,680	9,342
*	loanDepot Inc. Class A	1,542,333	5,429
	TPG RE Finance Trust Inc.	792,841	5,154
*,1	Hagerty Inc. Class A	538,637	4,201
	Associated Capital Group Inc. Class A	32,631	1,165
			18,863,577
Health Care (11.0%)
*	Exact Sciences Corp.	4,605,632	340,725
*	Neurocrine Biosciences Inc.	2,502,119	329,679
	Bio-Techne Corp.	4,027,554	310,766
*	Charles River Laboratories International Inc.	1,305,628	308,650
*	United Therapeutics Corp.	1,196,765	263,157
*	Karuna Therapeutics Inc.	816,680	258,487
*	Repligen Corp.	1,350,738	242,863
*	Penumbra Inc.	933,750	234,875
	Universal Health Services Inc. Class B	1,475,987	224,999
	Chemed Corp.	383,567	224,291
*	Sarepta Therapeutics Inc.	2,263,171	218,238
*	Cytokinetics Inc.	2,497,015	208,476
*	ImmunoGen Inc.	6,780,369	201,038
*	Catalent Inc.	4,361,345	195,955
*	Tenet Healthcare Corp.	2,586,175	195,437

Small-Cap Index Fund
		Shares	Market Value• ($000)
	DENTSPLY SIRONA Inc.	5,395,345	192,020
*	Medpace Holdings Inc.	625,077	191,605
*	Exelixis Inc.	7,919,651	189,992
*	Jazz Pharmaceuticals plc	1,523,128	187,345
*	Elanco Animal Health Inc.	12,549,893	186,993
*	Natera Inc.	2,906,727	182,077
*	Shockwave Medical Inc.	939,643	179,058
*	Ionis Pharmaceuticals Inc.	3,471,076	175,602
*	Acadia Healthcare Co. Inc.	2,231,021	173,484
	Encompass Health Corp.	2,552,658	170,313
	Bruker Corp.	2,291,294	168,364
*	Intra-Cellular Therapies Inc.	2,328,164	166,743
	Ensign Group Inc.	1,437,550	161,308
*	Globus Medical Inc. Class A	3,009,346	160,368
*	Apellis Pharmaceuticals Inc.	2,565,077	153,546
*	Inspire Medical Systems Inc.	751,870	152,953
*	Option Care Health Inc.	4,510,961	151,974
*	Masimo Corp.	1,278,398	149,841
	Teleflex Inc.	597,735	149,039
*	HealthEquity Inc.	2,180,613	144,575
*	Blueprint Medicines Corp.	1,548,093	142,796
*	Vaxcyte Inc.	2,180,898	136,960
*	Bridgebio Pharma Inc.	3,322,317	134,122
*	DaVita Inc.	1,278,803	133,967
*	10X Genomics Inc. Class A	2,387,109	133,583
*	Henry Schein Inc.	1,661,001	125,754
*	Halozyme Therapeutics Inc.	3,364,060	124,336
*	Alkermes plc	4,249,904	117,892
*	REVOLUTION Medicines Inc.	3,962,302	113,639
*	Insmed Inc.	3,643,401	112,909
	Perrigo Co. plc	3,450,889	111,050
*	Haemonetics Corp.	1,292,249	110,500
*	Lantheus Holdings Inc.	1,744,182	108,139
*	Merit Medical Systems Inc.	1,397,242	106,135
*	Amicus Therapeutics Inc.	7,467,777	105,968
*	Envista Holdings Corp.	4,364,804	105,017
*	Neogen Corp.	4,957,840	99,702
		Shares	Market Value• ($000)
*	ACADIA Pharmaceuticals Inc.	3,135,812	98,182
*	agilon health Inc.	7,755,347	97,330
*	Ultragenyx Pharmaceutical Inc.	1,986,538	94,996
*	QuidelOrtho Corp.	1,276,219	94,057
	Organon & Co.	6,509,356	93,865
*	Glaukos Corp.	1,180,605	93,846
*	Azenta Inc.	1,429,084	93,091
*	Madrigal Pharmaceuticals Inc.	402,208	93,063
*	Evolent Health Inc. Class A	2,781,115	91,860
*	Teladoc Health Inc.	4,215,728	90,849
	CONMED Corp.	783,138	85,761
*	Mirati Therapeutics Inc.	1,450,024	85,189
*	Integer Holdings Corp.	848,719	84,091
*	Bio-Rad Laboratories Inc. Class A	260,088	83,980
*	Inari Medical Inc.	1,246,553	80,926
*	Axonics Inc.	1,290,206	80,290
*	iRhythm Technologies Inc.	741,550	79,376
*	Arrowhead Pharmaceuticals Inc.	2,593,365	79,357
*	Amedisys Inc.	831,061	79,001
*	Fortrea Holdings Inc.	2,261,428	78,924
*	Cerevel Therapeutics Holdings Inc.	1,836,624	77,873
*	Prestige Consumer Healthcare Inc.	1,263,620	77,359
*	Guardant Health Inc.	2,854,624	77,218
*	Progyny Inc.	2,074,528	77,131
*,1	Axsome Therapeutics Inc.	964,040	76,728
*	Doximity Inc. Class A	2,708,274	75,940
*	Krystal Biotech Inc.	610,554	75,745
*	Integra LifeSciences Holdings Corp.	1,692,344	73,702
*	Enovis Corp.	1,251,289	70,097
*	Corcept Therapeutics Inc.	2,100,105	68,211
	Premier Inc. Class A	3,047,652	68,146
*	Pacific Biosciences of California Inc.	6,809,717	66,803
*	Intellia Therapeutics Inc.	2,166,610	66,060
*	Nuvalent Inc. Class A	873,465	64,278
*,1	Ginkgo Bioworks Holdings Inc. Class A	37,116,894	62,728
*	Surgery Partners Inc.	1,958,902	62,665
	Patterson Cos. Inc.	2,196,852	62,500
*	Immunovant Inc.	1,473,800	62,091
	Select Medical Holdings Corp.	2,612,109	61,385

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	TG Therapeutics Inc.	3,470,301	59,273
*	CorVel Corp.	239,634	59,240
*	Privia Health Group Inc.	2,555,668	58,857
*	ICU Medical Inc.	584,018	58,250
*	SpringWorks Therapeutics Inc.	1,559,886	56,936
*	Denali Therapeutics Inc.	2,639,516	56,644
*	Certara Inc.	3,052,913	53,701
*	PTC Therapeutics Inc.	1,921,784	52,964
*	NeoGenomics Inc.	3,246,146	52,523
*	Twist Bioscience Corp.	1,395,311	51,431
*	Veracyte Inc.	1,860,067	51,170
*	Beam Therapeutics Inc.	1,868,029	50,848
*	Tandem Diabetes Care Inc.	1,660,654	49,122
*	Arvinas Inc.	1,191,112	49,026
*	Iovance Biotherapeutics Inc.	5,865,398	47,686
*	PROCEPT BioRobotics Corp.	1,093,110	45,812
*	Apollo Medical Holdings Inc.	1,187,334	45,475
*	Omnicell Inc.	1,157,921	43,573
*	Sotera Health Co.	2,519,132	42,447
*,1	Recursion Pharmaceuticals Inc. Class A	4,243,287	41,839
*	Myriad Genetics Inc.	2,165,398	41,446
*	AtriCure Inc.	1,146,637	40,923
*	Novocure Ltd.	2,721,383	40,630
*	R1 RCM Inc.	3,735,457	39,484
*	STAAR Surgical Co.	1,243,219	38,801
*	Ironwood Pharmaceuticals Inc. Class A	3,379,623	38,663
*	Supernus Pharmaceuticals Inc.	1,321,749	38,251
*	Pacira BioSciences Inc.	1,123,467	37,906
*	Owens & Minor Inc.	1,850,820	35,665
*	Xencor Inc.	1,550,284	32,913
*	Relay Therapeutics Inc.	2,982,238	32,834
*	Hims & Hers Health Inc.	3,629,775	32,305
*	Agios Pharmaceuticals Inc.	1,423,359	31,698
	National HealthCare Corp.	331,715	30,657
*	Ligand Pharmaceuticals Inc.	421,840	30,128
*	Warby Parker Inc. Class A	2,119,728	29,888
*	Sage Therapeutics Inc.	1,298,085	28,130
		Shares	Market Value• ($000)
	Embecta Corp.	1,460,069	27,639
*	Vir Biotechnology Inc.	2,740,445	27,569
*	Kymera Therapeutics Inc.	1,059,794	26,982
*	Avanos Medical Inc.	1,182,327	26,520
*	Brookdale Senior Living Inc.	4,554,121	26,505
*	Harmony Biosciences Holdings Inc.	820,414	26,499
*	Rocket Pharmaceuticals Inc.	860,912	25,802
*	Cytek Biosciences Inc.	2,761,384	25,184
*	Innoviva Inc.	1,468,918	23,561
*	Amylyx Pharmaceuticals Inc.	1,461,388	21,512
*	Amneal Pharmaceuticals Inc.	3,534,128	21,452
*	Varex Imaging Corp.	1,031,385	21,143
*	Editas Medicine Inc.	2,079,925	21,070
*,1	Verve Therapeutics Inc.	1,500,257	20,914
*	Alignment Healthcare Inc.	2,407,851	20,732
*	Zentalis Pharmaceuticals Inc.	1,351,597	20,477
*	Pediatrix Medical Group Inc.	2,139,826	19,900
*	Healthcare Services Group Inc.	1,880,686	19,503
*	Nevro Corp.	875,909	18,850
*	REGENXBIO Inc.	1,008,269	18,098
*	Maravai LifeSciences Holdings Inc. Class A	2,693,075	17,640
*,1	ImmunityBio Inc.	3,400,917	17,073
	HealthStream Inc.	616,897	16,675
*	Adaptive Biotechnologies Corp.	3,318,134	16,259
*	BioCryst Pharmaceuticals Inc.	2,607,613	15,620
*	Phreesia Inc.	668,530	15,476
*	AdaptHealth Corp. Class A	2,083,852	15,191
*,1	LifeStance Health Group Inc.	1,928,430	15,100
*	OPKO Health Inc.	9,843,800	14,864
*	Multiplan Corp.	9,923,776	14,290
*	Treace Medical Concepts Inc.	1,099,444	14,018
*	ACELYRIN Inc.	1,858,121	13,862
*,1	Novavax Inc.	2,873,237	13,792
*	Kiniksa Pharmaceuticals Ltd. Class A	766,504	13,444
*	Enhabit Inc.	1,276,632	13,213
*	GoodRx Holdings Inc. Class A	1,882,389	12,612

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Arcus Biosciences Inc.	619,552	11,833
*	Day One Biopharmaceuticals Inc.	775,842	11,327
*,1	Sana Biotechnology Inc.	2,760,887	11,264
*	Accolade Inc.	873,627	10,492
*,1	Prime Medicine Inc.	1,115,364	9,882
*,1	Theravance Biopharma Inc.	824,446	9,267
*	CareDx Inc.	654,395	7,853
*	Agiliti Inc.	858,511	6,799
*	Health Catalyst Inc.	696,713	6,452
*	Silk Road Medical Inc.	471,611	5,787
*	AnaptysBio Inc.	220,195	4,717
*,1	Allogene Therapeutics Inc.	1,394,072	4,475
*,1	Lyell Immunopharma Inc.	2,247,403	4,360
*	Clover Health Investments Corp. Class A	4,331,471	4,124
*	Outset Medical Inc.	639,946	3,462
*	23andMe Holding Co. Class A	3,773,519	3,447
*	Innovage Holding Corp.	512,072	3,072
	Phibro Animal Health Corp. Class A	259,238	3,002
*	Mural Oncology plc	212,710	1,259
*,1	ProKidney Corp. Class A	684,002	1,218
*	Neumora Therapeutics Inc.	14,030	239
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
*,2	OmniAb Inc. 12.5 Earnout	156,690	—
*,2	OmniAb Inc. 15 Earnout	156,690	—
			14,702,510
Industrials (21.7%)
*	Builders FirstSource Inc.	3,141,249	524,400
*	Axon Enterprise Inc.	1,812,869	468,318
	Booz Allen Hamilton Holding Corp. Class A	3,320,376	424,709
	IDEX Corp.	1,925,928	418,138
	Carlisle Cos. Inc.	1,239,836	387,362
	Graco Inc.	4,298,460	372,934
	Watsco Inc.	862,448	369,533
	RPM International Inc.	3,280,810	366,237
	Lennox International Inc.	814,585	364,543
	Nordson Corp.	1,306,757	345,193
		Shares	Market Value• ($000)
	Owens Corning	2,263,342	335,495
	AECOM	3,463,201	320,104
	Lincoln Electric Holdings Inc.	1,456,677	316,769
	Pentair plc	4,209,593	306,080
*	TopBuild Corp.	809,155	302,834
*	Saia Inc.	676,080	296,272
	Howmet Aerospace Inc.	5,242,559	283,727
	Allegion plc	2,235,635	283,233
	Westrock Co.	6,531,381	271,183
	Advanced Drainage Systems Inc.	1,884,863	265,087
	Huntington Ingalls Industries Inc.	1,011,631	262,660
	EMCOR Group Inc.	1,198,063	258,099
	A O Smith Corp.	3,128,041	257,876
*	Affirm Holdings Inc. Class A	5,240,935	257,540
	Toro Co.	2,644,565	253,852
	Regal Rexnord Corp.	1,689,675	250,106
	nVent Electric plc	4,225,225	249,669
	ITT Inc.	2,090,807	249,475
*	XPO Inc.	2,805,778	245,758
	Fortune Brands Innovations Inc.	3,211,236	244,504
*	Trex Co. Inc.	2,765,527	228,958
	Tetra Tech Inc.	1,356,025	226,361
	WESCO International Inc.	1,300,744	226,173
	Robert Half Inc.	2,561,968	225,248
	Knight-Swift Transportation Holdings Inc. Class A	3,904,051	225,069
	Hubbell Inc. Class B	682,776	224,586
	Curtiss-Wright Corp.	973,871	216,969
	Simpson Manufacturing Co. Inc.	1,086,727	215,150
*	WEX Inc.	1,088,375	211,743
	Woodward Inc.	1,528,821	208,118
	AptarGroup Inc.	1,675,228	207,092
*	WillScot Mobile Mini Holdings Corp.	4,636,287	206,315
*	Generac Holdings Inc.	1,564,469	202,192
*	Middleby Corp.	1,365,101	200,902
	Donaldson Co. Inc.	3,070,990	200,689
	AGCO Corp.	1,620,896	196,793
	Graphic Packaging Holding Co.	7,794,104	192,125
*	Axalta Coating Systems Ltd.	5,604,809	190,395
	Berry Global Group Inc.	2,794,389	188,314
	Comfort Systems USA Inc.	909,512	187,059
*	API Group Corp.	5,398,389	186,784

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	GXO Logistics Inc.	3,029,390	185,277
	Cognex Corp.	4,383,864	182,982
	Oshkosh Corp.	1,665,867	180,597
	Eagle Materials Inc.	888,462	180,216
*	FTI Consulting Inc.	904,263	180,084
	BWX Technologies Inc.	2,330,517	178,821
	Landstar System Inc.	915,451	177,277
*	Paylocity Holding Corp.	1,072,966	176,878
	MKS Instruments Inc.	1,703,174	175,206
	Applied Industrial Technologies Inc.	987,077	170,458
*	Fluor Corp.	4,338,111	169,924
	Littelfuse Inc.	634,183	169,682
	Brunswick Corp.	1,752,448	169,549
	Acuity Brands Inc.	788,131	161,433
	MSA Safety Inc.	951,063	160,568
	Genpact Ltd.	4,619,910	160,357
*	Atkore Inc.	950,369	152,059
	Jack Henry & Associates Inc.	927,332	151,535
*	Core & Main Inc. Class A	3,699,223	149,486
*	Chart Industries Inc.	1,088,709	148,424
*	ATI Inc.	3,248,981	147,731
	Crane Co.	1,229,745	145,282
	Watts Water Technologies Inc. Class A	696,987	145,210
	Sensata Technologies Holding plc	3,854,558	144,816
*	Mohawk Industries Inc.	1,378,504	142,675
	Crown Holdings Inc.	1,534,585	141,320
	Sonoco Products Co.	2,494,636	139,375
*	AZEK Co. Inc. Class A	3,613,493	138,216
	Flowserve Corp.	3,341,423	137,733
	Vontier Corp.	3,930,247	135,790
	Sealed Air Corp.	3,678,260	134,330
	Allison Transmission Holdings Inc.	2,278,857	132,516
	Maximus Inc.	1,553,398	130,268
	Esab Corp.	1,458,169	126,307
*	Beacon Roofing Supply Inc.	1,447,578	125,968
	Valmont Industries Inc.	531,966	124,219
	Ryder System Inc.	1,072,334	123,383
*	ExlService Holdings Inc.	3,989,994	123,091
	AAON Inc.	1,655,336	122,280
	CH Robinson Worldwide Inc.	1,409,571	121,773
*	MasTec Inc.	1,605,881	121,597
	Federal Signal Corp.	1,551,667	119,075
*	Kirby Corp.	1,505,073	118,118
		Shares	Market Value• ($000)
	MSC Industrial Direct Co. Inc. Class A	1,166,278	118,097
	Louisiana-Pacific Corp.	1,652,871	117,073
*	Summit Materials Inc. Class A	3,033,410	116,665
	Badger Meter Inc.	747,376	115,372
	Exponent Inc.	1,289,167	113,498
*	Euronet Worldwide Inc.	1,115,938	113,257
	Air Lease Corp. Class A	2,686,179	112,658
	Installed Building Products Inc.	614,977	112,430
	HB Fuller Co.	1,375,722	111,998
*	SPX Technologies Inc.	1,104,373	111,553
	Armstrong World Industries Inc.	1,125,118	110,622
	Western Union Co.	9,279,196	110,608
*	ASGN Inc.	1,141,971	109,823
	GATX Corp.	904,067	108,687
*	Shift4 Payments Inc. Class A	1,448,788	107,703
	Moog Inc. Class A	732,174	106,004
	Insperity Inc.	901,968	105,729
*	BILL Holdings Inc.	1,290,027	105,253
	EnerSys	1,028,857	103,873
	Zurn Elkay Water Solutions Corp.	3,520,740	103,545
	MDU Resources Group Inc.	5,186,037	102,684
	Herc Holdings Inc.	683,878	101,823
	FTAI Aviation Ltd.	2,157,400	100,103
	ManpowerGroup Inc.	1,243,021	98,783
	Franklin Electric Co. Inc.	998,518	96,507
	Brink's Co.	1,089,994	95,865
*	Knife River Corp.	1,440,567	95,337
	Terex Corp.	1,628,204	93,557
*	Spirit AeroSystems Holdings Inc. Class A	2,920,041	92,799
*	Verra Mobility Corp. Class A	4,023,717	92,666
	Matson Inc.	845,204	92,634
	Silgan Holdings Inc.	2,034,182	92,047
	Otter Tail Corp.	1,062,213	90,256
*	AeroVironment Inc.	694,636	87,552
*	Itron Inc.	1,158,532	87,481
*	GMS Inc.	1,033,771	85,214
	Hillenbrand Inc.	1,780,656	85,204
*	ACI Worldwide Inc.	2,768,802	84,725
*	TriNet Group Inc.	707,471	84,140
	Enpro Inc.	532,421	83,452
*	Marqeta Inc. Class A	11,904,742	83,095
*,1	Aurora Innovation Inc. Class A	18,937,523	82,757
	Belden Inc.	1,061,494	82,000
*	Dycom Industries Inc.	709,772	81,688

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Encore Wire Corp.	381,695	81,530
	John Bean Technologies Corp.	810,824	80,636
	Korn Ferry	1,342,252	79,663
	Albany International Corp. Class A	794,583	78,044
	ESCO Technologies Inc.	656,581	76,840
*	Alight Inc. Class A	8,934,400	76,210
*,1	Bloom Energy Corp. Class A	5,135,085	75,999
	ABM Industries Inc.	1,668,912	74,817
	McGrath RentCorp	623,686	74,605
*	AMN Healthcare Services Inc.	962,368	72,062
	Vestis Corp.	3,329,126	70,378
	UniFirst Corp.	384,661	70,358
	Crane NXT Co.	1,229,596	69,927
*	Hub Group Inc. Class A	754,620	69,380
*	RXO Inc.	2,979,627	69,306
	Griffon Corp.	1,129,244	68,827
	ArcBest Corp.	572,470	68,817
	EVERTEC Inc.	1,675,565	68,598
	Werner Enterprises Inc.	1,614,283	68,397
*	Flywire Corp.	2,891,981	66,949
*	Kratos Defense & Security Solutions Inc.	3,283,604	66,624
*	Resideo Technologies Inc.	3,534,440	66,518
*	O-I Glass Inc.	3,940,355	64,543
*	Remitly Global Inc.	3,300,411	64,094
	Brady Corp. Class A	1,083,684	63,601
	ADT Inc.	8,832,590	60,238
	Mueller Water Products Inc. Class A	3,985,144	57,386
	Granite Construction Inc.	1,118,848	56,905
	Trinity Industries Inc.	2,084,977	55,440
*	Gates Industrial Corp. plc	4,035,683	54,159
*	AAR Corp.	853,884	53,282
*,1	Joby Aviation Inc.	7,980,733	53,072
*	OSI Systems Inc.	410,933	53,031
	Kennametal Inc.	2,027,219	52,282
*	AvidXchange Holdings Inc.	4,138,467	51,276
*	Mercury Systems Inc.	1,358,672	49,687
*	Huron Consulting Group Inc.	477,436	49,080
*	Mirion Technologies Inc. Class A	4,717,985	48,359
*	Hayward Holdings Inc.	3,537,114	48,105
		Shares	Market Value• ($000)
	Standex International Corp.	303,019	47,992
*	Masonite International Corp.	557,865	47,229
*	Hillman Solutions Corp.	4,963,478	45,714
	Tennant Co.	475,704	44,093
*	NCR Atleos Corp.	1,797,842	43,670
	Enerpac Tool Group Corp. Class A	1,383,941	43,027
	Primoris Services Corp.	1,291,007	42,874
*,1	Enovix Corp.	3,417,930	42,792
	Bread Financial Holdings Inc.	1,256,266	41,381
	H&E Equipment Services Inc.	789,048	41,283
	Forward Air Corp.	653,503	41,086
*	Legalzoom.com Inc.	3,589,505	40,561
	Greif Inc. Class A	616,438	40,432
*	Leonardo DRS Inc.	2,004,116	40,162
	Barnes Group Inc.	1,225,986	40,004
*	CoreCivic Inc.	2,748,502	39,936
*	JELD-WEN Holding Inc.	2,061,636	38,924
	Helios Technologies Inc.	841,761	38,174
*,1	Rocket Lab USA Inc.	6,805,553	37,635
*	Janus International Group Inc.	2,803,793	36,589
	Lindsay Corp.	280,891	36,280
	AZZ Inc.	606,685	35,242
*	Payoneer Global Inc.	6,450,310	33,606
	Greenbrier Cos. Inc.	753,085	33,271
*	Cimpress plc	406,282	32,523
	Kforce Inc.	478,028	32,296
*	Gibraltar Industries Inc.	387,567	30,610
	Wabash National Corp.	1,173,717	30,071
	Apogee Enterprises Inc.	562,105	30,022
*	Thermon Group Holdings Inc.	858,139	27,950
*	Air Transport Services Group Inc.	1,579,297	27,811
	TriMas Corp.	1,054,693	26,715
*	Vicor Corp.	583,032	26,201
	Quanex Building Products Corp.	840,075	25,681
*	Proto Labs Inc.	656,684	25,584
	International Seaways Inc.	560,474	25,490
	Schneider National Inc. Class B	951,656	24,220
	Deluxe Corp.	1,112,690	23,867
*,1	Virgin Galactic Holdings Inc.	9,160,117	22,442

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	ZipRecruiter Inc. Class A	1,555,735	21,625
	Astec Industries Inc.	579,076	21,542
	First Advantage Corp.	1,293,502	21,433
	Gorman-Rupp Co.	567,036	20,147
*	American Woodmark Corp.	209,071	19,412
	Pitney Bowes Inc.	4,265,920	18,770
	Kaman Corp.	719,628	17,235
	Heartland Express Inc.	1,207,428	17,218
	Kelly Services Inc. Class A	773,118	16,715
	Hyster-Yale Materials Handling Inc.	261,932	16,290
*	Triumph Group Inc.	978,575	16,225
*	Conduent Inc.	4,426,858	16,158
	REV Group Inc.	755,179	13,722
*,1	PureCycle Technologies Inc.	3,342,399	13,537
	Pactiv Evergreen Inc.	908,940	12,462
*,1	Nikola Corp.	14,003,335	12,250
	National Presto Industries Inc.	135,252	10,858
	TTEC Holdings Inc.	483,062	10,468
*,1	Atmus Filtration Technologies Inc.	435,038	10,219
*	Sterling Check Corp.	720,407	10,028
*	CryoPort Inc.	592,301	9,175
*	BrightView Holdings Inc.	953,707	8,030
*	Forrester Research Inc.	293,984	7,882
*	Advantage Solutions Inc.	2,078,162	7,523
*	Paymentus Holdings Inc. Class A	415,284	7,421
*	TaskUS Inc. Class A	466,724	6,100
	Kronos Worldwide Inc.	585,908	5,824
*	Green Dot Corp. Class A	568,249	5,626
	Greif Inc. Class B	54,195	3,577
*,1	Desktop Metal Inc. Class A	2,897,547	2,176
*,1	MSP Recovery Inc.	67,316	153
*,2	GCI Liberty Inc.	12,245	—
			29,019,694
Real Estate (7.5%)
	Kimco Realty Corp.	15,786,511	336,411
	Gaming & Leisure Properties Inc.	6,459,833	318,793
	Equity LifeStyle Properties Inc.	4,272,098	301,354
	Rexford Industrial Realty Inc.	5,169,256	289,995
	American Homes 4 Rent Class A	7,823,512	281,334
	CubeSmart	5,726,386	265,418
		Shares	Market Value• ($000)
	Boston Properties Inc.	3,595,117	252,269
	Lamar Advertising Co. Class A	2,230,295	237,036
*	Jones Lang LaSalle Inc.	1,211,529	228,822
	Americold Realty Trust Inc.	7,219,902	218,546
	EastGroup Properties Inc.	1,179,825	216,545
	Federal Realty Investment Trust	2,078,516	214,191
	NNN REIT Inc.	4,646,102	200,247
	Omega Healthcare Investors Inc.	6,239,120	191,291
	STAG Industrial Inc.	4,623,962	181,537
	Brixmor Property Group Inc.	7,655,147	178,135
	First Industrial Realty Trust Inc.	3,368,573	177,423
	Host Hotels & Resorts Inc.	8,982,146	174,882
	Healthcare Realty Trust Inc. Class A	9,699,571	167,124
	Agree Realty Corp.	2,559,759	161,137
	Ryman Hospitality Properties Inc.	1,444,543	158,986
	Regency Centers Corp.	2,350,273	157,468
	Spirit Realty Capital Inc.	3,599,202	157,249
	Healthpeak Properties Inc.	6,958,585	137,780
	Terreno Realty Corp.	2,174,435	136,272
	Camden Property Trust	1,358,085	134,844
	Apartment Income REIT Corp. Class A	3,743,435	130,010
	Kite Realty Group Trust	5,587,017	127,719
	Rayonier Inc.	3,775,905	126,153
*	Zillow Group Inc. Class A	2,187,964	124,101
	Vornado Realty Trust	4,367,236	123,374
	Kilroy Realty Corp.	2,985,698	118,950
	Phillips Edison & Co. Inc.	3,045,739	111,109
	Essential Properties Realty Trust Inc.	3,973,378	101,560
	PotlatchDeltic Corp.	2,021,168	99,239
	Cousins Properties Inc.	3,865,179	94,117
	EPR Properties	1,918,381	92,946
	Independence Realty Trust Inc.	5,722,599	87,556
	Apple Hospitality REIT Inc.	5,244,195	87,106
	Macerich Co.	5,486,722	84,660

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sabra Health Care REIT Inc.	5,888,329	84,027
	Broadstone Net Lease Inc.	4,768,778	82,118
	Physicians Realty Trust	6,082,979	80,965
	National Storage Affiliates Trust	1,904,318	78,972
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,834,191	78,167
	Park Hotels & Resorts Inc.	5,080,350	77,729
[1]	Medical Properties Trust Inc.	15,240,323	74,830
[1]	SL Green Realty Corp.	1,639,976	74,078
	LXP Industrial Trust	7,452,439	73,928
	COPT Defense Properties	2,866,163	73,460
	DigitalBridge Group Inc.	4,157,223	72,918
	Innovative Industrial Properties Inc.	714,094	71,995
	Tanger Inc.	2,548,287	70,639
*	Opendoor Technologies Inc.	15,354,960	68,790
	CareTrust REIT Inc.	3,032,810	67,874
*	Howard Hughes Holdings Inc.	765,291	65,471
	SITE Centers Corp.	4,797,264	65,387
	Highwoods Properties Inc.	2,691,620	61,800
	National Health Investors Inc.	1,050,226	58,655
	Douglas Emmett Inc.	4,033,934	58,492
[1]	Global Net Lease Inc.	5,864,968	58,356
	St. Joe Co.	966,272	58,150
	Sunstone Hotel Investors Inc.	5,231,989	56,139
	Outfront Media Inc.	3,782,883	52,809
	Urban Edge Properties	2,846,072	52,083
	DiamondRock Hospitality Co.	5,338,199	50,126
*	Cushman & Wakefield plc	4,629,566	49,999
	Equity Commonwealth	2,581,904	49,573
	Pebblebrook Hotel Trust	3,068,823	49,040
	RLJ Lodging Trust	3,770,472	44,190
	Retail Opportunity Investments Corp.	3,048,383	42,769
	JBG SMITH Properties	2,437,686	41,465
	InvenTrust Properties Corp.	1,633,835	41,401
	Acadia Realty Trust	2,428,043	41,253
		Shares	Market Value• ($000)
	Xenia Hotels & Resorts Inc.	2,679,179	36,490
	Service Properties Trust	4,221,607	36,053
	Newmark Group Inc. Class A	3,277,749	35,924
	Getty Realty Corp.	1,207,840	35,293
	Alexander & Baldwin Inc.	1,847,279	35,135
	Uniti Group Inc.	6,078,034	35,131
*	Compass Inc. Class A	9,225,090	34,686
	LTC Properties Inc.	1,054,606	33,874
	Hudson Pacific Properties Inc.	3,589,230	33,416
*	GEO Group Inc.	3,050,889	33,041
	Kennedy-Wilson Holdings Inc.	2,662,322	32,960
	Elme Communities	2,236,799	32,657
	Empire State Realty Trust Inc. Class A	3,290,128	31,881
	Veris Residential Inc.	1,996,311	31,402
[1]	eXp World Holdings Inc.	1,958,343	30,394
*	Redfin Corp.	2,787,997	28,772
*	Zillow Group Inc. Class C	485,956	28,117
	RPT Realty	2,182,845	28,006
*	Apartment Investment & Management Co. Class A	3,340,864	26,159
	Marcus & Millichap Inc.	586,524	25,619
	Paramount Group Inc.	4,705,206	24,326
	Brandywine Realty Trust	4,382,797	23,667
	American Assets Trust Inc.	1,005,345	22,630
	Piedmont Office Realty Trust Inc. Class A	3,150,693	22,401
	Centerspace	383,314	22,309
*	Anywhere Real Estate Inc.	2,669,703	21,651
*	Forestar Group Inc.	444,880	14,712
	Universal Health Realty Income Trust	316,835	13,703
	Saul Centers Inc.	335,373	13,170
	Alexander's Inc.	58,490	12,492
	RMR Group Inc. Class A	380,067	10,729
	Summit Hotel Properties Inc.	1,301,339	8,745
	Bridge Investment Group Holdings Inc. Class A	787,588	7,703
*,2	Spirit MTA REIT	529,410	—
			9,974,585

Small-Cap Index Fund
		Shares	Market Value• ($000)
Technology (12.9%)
*	PTC Inc.	2,885,040	504,766
	Entegris Inc.	3,824,023	458,194
	Vertiv Holdings Co. Class A	8,742,571	419,906
	Jabil Inc.	3,095,484	394,365
*	Dynatrace Inc.	6,746,661	368,975
*	Super Micro Computer Inc.	1,202,140	341,720
*	Manhattan Associates Inc.	1,567,869	337,594
*	Nutanix Inc. Class A	6,102,039	291,006
*	F5 Inc.	1,520,534	272,145
*	Pure Storage Inc. Class A	7,547,086	269,129
*	Ceridian HCM Holding Inc.	3,777,207	253,526
*	Lattice Semiconductor Corp.	3,515,089	242,506
*	UiPath Inc. Class A	9,249,678	229,762
*	Guidewire Software Inc.	2,086,464	227,508
*	Elastic NV	2,009,711	226,494
	Universal Display Corp.	1,145,750	219,136
*	Onto Innovation Inc.	1,249,913	191,112
	KBR Inc.	3,438,067	190,503
	Leidos Holdings Inc.	1,750,920	189,520
*	Dropbox Inc. Class A	6,412,784	189,049
*	Toast Inc. Class A	10,282,765	187,763
*	Rambus Inc.	2,737,922	186,863
*	CACI International Inc. Class A	567,385	183,753
*	SPS Commerce Inc.	934,539	181,151
*	Fabrinet	925,213	176,096
*	Qualys Inc.	889,979	174,685
*,1	MicroStrategy Inc. Class A	271,810	171,681
*	Arrow Electronics Inc.	1,379,292	168,618
*	Coherent Corp.	3,857,703	167,926
	Science Applications International Corp.	1,348,115	167,598
*	ZoomInfo Technologies Inc. Class A	8,929,072	165,099
*	Procore Technologies Inc.	2,375,046	164,401
*	AppLovin Corp. Class A	4,044,585	161,177
*	SentinelOne Inc. Class A	5,859,015	160,771
*	Aspen Technology Inc.	729,980	160,705
*	Smartsheet Inc. Class A	3,269,284	156,337
*	DocuSign Inc. Class A	2,584,665	153,658
*	Novanta Inc.	911,956	153,583
*	Gitlab Inc. Class A	2,385,643	150,200
		Shares	Market Value• ($000)
*	Insight Enterprises Inc.	829,682	147,011
*	Five9 Inc.	1,851,303	145,679
	Concentrix Corp.	1,441,378	141,558
*	Qorvo Inc.	1,238,199	139,434
	TD SYNNEX Corp.	1,293,521	139,196
*	Wolfspeed Inc.	3,191,580	138,866
*	Tenable Holdings Inc.	2,977,887	137,161
	Dolby Laboratories Inc. Class A	1,507,366	129,905
*	Samsara Inc. Class A	3,880,789	129,541
*	DoubleVerify Holdings Inc.	3,463,151	127,375
*	MACOM Technology Solutions Holdings Inc.	1,360,060	126,418
*	Match Group Inc.	3,457,310	126,192
*	Workiva Inc. Class A	1,214,540	123,312
*	Kyndryl Holdings Inc.	5,843,625	121,431
*	Varonis Systems Inc. Class B	2,635,920	119,354
*	Blackbaud Inc.	1,371,444	118,904
	Power Integrations Inc.	1,447,989	118,894
*	Altair Engineering Inc. Class A	1,391,167	117,067
	Avnet Inc.	2,304,392	116,141
*	Freshworks Inc. Class A	4,890,193	114,871
*	Cirrus Logic Inc.	1,372,630	114,189
*	Synaptics Inc.	998,264	113,882
*	DXC Technology Co.	4,931,752	112,789
*	Confluent Inc. Class A	4,747,060	111,081
*	Teradata Corp.	2,490,686	108,370
*	Axcelis Technologies Inc.	833,944	108,154
*	Silicon Laboratories Inc.	809,244	107,039
	Amkor Technology Inc.	3,129,147	104,107
	Advanced Energy Industries Inc.	949,410	103,410
*	IAC Inc.	1,835,106	96,123
*	Diodes Inc.	1,111,392	89,489
*	Box Inc. Class A	3,484,894	89,248
*	CommVault Systems Inc.	1,115,265	89,054
*	BlackLine Inc.	1,404,275	87,683
*	Appfolio Inc. Class A	496,004	85,928
	Dun & Bradstreet Holdings Inc.	7,266,184	85,014
*	Rapid7 Inc.	1,486,576	84,884
*	FormFactor Inc.	1,982,370	82,685
*	Yelp Inc. Class A	1,656,517	78,420
*	Alarm.com Holdings Inc.	1,209,363	78,149
*	IPG Photonics Corp.	717,016	77,825

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Vishay Intertechnology Inc.	3,214,885	77,061
*	Plexus Corp.	699,489	75,636
*,1	C3.ai Inc. Class A	2,628,926	75,476
*	Ziff Davis Inc.	1,112,499	74,749
*	CCC Intelligent Solutions Holdings Inc.	6,466,122	73,649
*	Alteryx Inc. Class A	1,545,794	72,900
*	Braze Inc. Class A	1,368,883	72,729
*	Sprout Social Inc. Class A	1,180,042	72,502
*	Sanmina Corp.	1,375,155	70,642
*	JFrog Ltd.	2,003,300	69,334
*	RingCentral Inc. Class A	2,027,954	68,849
*	Parsons Corp.	1,068,476	67,004
*	Credo Technology Group Holding Ltd.	3,251,547	63,308
*	Rogers Corp.	474,089	62,613
*	Envestnet Inc.	1,252,689	62,033
*	Q2 Holdings Inc.	1,418,568	61,580
	Progress Software Corp.	1,109,442	60,243
*	LiveRamp Holdings Inc.	1,584,926	60,037
*	HashiCorp Inc. Class A	2,506,673	59,258
*	Ambarella Inc.	964,795	59,132
*	Perficient Inc.	885,510	58,284
*	nCino Inc.	1,725,245	58,020
*	NCR Voyix Corp.	3,416,074	57,766
*	Schrodinger Inc.	1,601,018	57,316
*	Cargurus Inc. Class A	2,329,057	56,270
*	Fastly Inc. Class A	2,997,890	53,362
*	SiTime Corp.	428,886	52,358
	Pegasystems Inc.	1,063,933	51,984
*	Allegro MicroSystems Inc.	1,715,554	51,930
*,1	IonQ Inc.	4,170,456	51,672
	Xerox Holdings Corp.	2,816,949	51,635
*	Impinj Inc.	551,190	49,624
*	PagerDuty Inc.	2,138,623	49,509
*,1	DigitalOcean Holdings Inc.	1,314,360	48,224
*	Squarespace Inc. Class A	1,458,756	48,154
*	Upwork Inc.	3,119,594	46,388
	Clear Secure Inc. Class A	2,176,663	44,948
*	MaxLinear Inc. Class A	1,869,349	44,434
*	Veeco Instruments Inc.	1,363,075	42,296
*	Verint Systems Inc.	1,554,926	42,030
*	PROS Holdings Inc.	1,060,299	41,129
*	Appian Corp. Class A	1,062,715	40,022
		Shares	Market Value• ($000)
*	TTM Technologies Inc.	2,473,690	39,109
*	Paycor HCM Inc.	1,809,011	39,057
	CSG Systems International Inc.	717,889	38,199
*	NetScout Systems Inc.	1,717,686	37,703
*,1	Xometry Inc. Class A	1,040,459	37,363
*	Bumble Inc. Class A	2,437,744	35,932
*	Semtech Corp.	1,634,292	35,807
*,1	Asana Inc. Class A	1,879,633	35,732
*	Informatica Inc. Class A	1,258,094	35,717
*	Vertex Inc. Class A	1,305,626	35,174
	Adeia Inc.	2,592,845	32,125
*	Jamf Holding Corp.	1,761,963	31,821
*	Zuora Inc. Class A	3,371,654	31,694
*	Magnite Inc.	3,335,081	31,150
*	Zeta Global Holdings Corp. Class A	3,522,319	31,067
	Shutterstock Inc.	636,611	30,736
*	Intapp Inc.	797,425	30,318
*	Sprinklr Inc. Class A	2,437,634	29,349
*	AvePoint Inc.	3,507,961	28,800
*	Veradigm Inc.	2,643,140	27,727
*	Everbridge Inc.	1,045,887	25,426
*	ScanSource Inc.	635,838	25,186
*	EngageSmart Inc.	1,070,202	24,508
	Benchmark Electronics Inc.	863,295	23,861
*	Alkami Technology Inc.	971,396	23,556
*	E2open Parent Holdings Inc.	5,020,680	22,041
*	Amplitude Inc. Class A	1,704,568	21,682
*	N-able Inc.	1,630,491	21,604
*	3D Systems Corp.	3,228,223	20,499
	Methode Electronics Inc.	871,241	19,803
*	Cerence Inc.	975,792	19,184
*	Couchbase Inc.	779,158	17,547
*	PubMatic Inc. Class A	1,059,555	17,281
*	Eventbrite Inc. Class A	2,055,305	17,182
*	Digital Turbine Inc.	2,450,928	16,813
*	BigCommerce Holdings Inc.	1,647,053	16,026
*	SolarWinds Corp.	1,267,126	15,826
*,1	Klaviyo Inc. Class A	557,665	15,492
*	nLight Inc.	1,129,489	15,248
*	Olo Inc. Class A	2,643,962	15,123
*	Vimeo Inc.	3,827,419	15,003
*	Yext Inc.	2,536,078	14,938
*,1	NerdWallet Inc. Class A	964,873	14,203
*	SmartRent Inc. Class A	4,397,277	14,027
*,1	Getty Images Holdings Inc.	2,565,517	13,469
*	CEVA Inc.	570,028	12,945

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	SEMrush Holdings Inc. Class A	914,895	12,497
*	Planet Labs PBC	5,054,851	12,485
*	Definitive Healthcare Corp. Class A	1,188,158	11,810
*	Thoughtworks Holding Inc.	2,432,800	11,702
*	MeridianLink Inc.	402,314	9,965
*	Matterport Inc.	3,308,203	8,899
*	Enfusion Inc. Class A	786,812	7,632
*	Nextdoor Holdings Inc.	3,940,786	7,448
*,1	Rumble Inc.	1,578,721	7,088
*	Consensus Cloud Solutions Inc.	219,772	5,760
*	MediaAlpha Inc. Class A	478,415	5,334
*	EverCommerce Inc.	480,458	5,299
*	SecureWorks Corp. Class A	188,332	1,390
*,1	Maplebear Inc.	6,951	163
			17,311,429
Telecommunications (1.2%)
	Juniper Networks Inc.	8,120,541	239,394
*	Ciena Corp.	3,765,058	169,465
*	Frontier Communications Parent Inc.	6,259,392	158,613
*	Roku Inc. Class A	1,592,765	145,993
	Iridium Communications Inc.	2,838,656	116,839
*	Lumentum Holdings Inc.	1,706,145	89,436
	Cogent Communications Holdings Inc.	1,114,448	84,765
*,1	Viasat Inc.	2,853,696	79,761
	InterDigital Inc.	654,584	71,049
	Cable One Inc.	114,473	63,715
*	Calix Inc.	1,425,811	62,294
*	Viavi Solutions Inc.	5,663,587	57,032
	Telephone & Data Systems Inc.	2,564,321	47,055
*	Lumen Technologies Inc.	25,693,131	47,018
*	Globalstar Inc.	19,353,446	37,546
*	DISH Network Corp. Class A	6,406,548	36,966
*	Extreme Networks Inc.	1,567,883	27,657
	Shenandoah Telecommunications Co.	1,216,106	26,292
*,1	Infinera Corp.	4,912,079	23,332
*	Altice USA Inc. Class A	5,538,516	18,000
		Shares	Market Value• ($000)
*	United States Cellular Corp.	331,063	13,752
*	EchoStar Corp. Class A	783,991	12,991
*	fuboTV Inc.	3,541,841	11,263
*	Gogo Inc.	820,282	8,309
*	CommScope Holding Co. Inc.	2,567,768	7,241
	ADTRAN Holdings Inc.	852,697	6,259
*	Xperi Inc.	526,403	5,801
	ATN International Inc.	127,789	4,980
*	WideOpenWest Inc.	639,748	2,591
			1,675,409
Utilities (2.9%)
	Atmos Energy Corp.	3,781,687	438,297
	NRG Energy Inc.	5,749,532	297,251
	Essential Utilities Inc.	6,260,738	233,839
*	Clean Harbors Inc.	1,239,649	216,331
	Pinnacle West Capital Corp.	2,885,672	207,307
	OGE Energy Corp.	5,100,654	178,166
	Vistra Corp.	4,552,961	175,380
	UGI Corp.	5,334,691	131,233
	IDACORP Inc.	1,288,989	126,733
*	Casella Waste Systems Inc. Class A	1,451,459	124,042
	National Fuel Gas Co.	2,338,582	117,327
*	Stericycle Inc.	2,356,256	116,776
	Portland General Electric Co.	2,575,258	111,612
	New Jersey Resources Corp.	2,488,270	110,927
	Southwest Gas Holdings Inc.	1,725,597	109,317
*,1	Sunrun Inc.	5,271,180	103,473
	Ormat Technologies Inc.	1,306,455	99,016
	Black Hills Corp.	1,731,479	93,413
	PNM Resources Inc.	2,185,909	90,934
	ONE Gas Inc.	1,412,213	89,986
	ALLETE Inc.	1,463,740	89,522
	Northwestern Energy Group Inc.	1,559,616	79,369
	Spire Inc.	1,272,645	79,337
	California Water Service Group	1,469,713	76,234
	American States Water Co.	941,699	75,731
	Avista Corp.	1,970,266	70,417
	MGE Energy Inc.	920,979	66,596
	Clearway Energy Inc. Class C	2,100,702	57,622
*,1	Sunnova Energy International Inc.	2,648,057	40,383
[1]	Hawaiian Electric Industries Inc.	2,791,411	39,610

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Northwest Natural Holding Co.	893,879	34,808
	Clearway Energy Inc. Class A	878,788	22,479
*	Enviri Corp.	1,017,687	9,159
	Excelerate Energy Inc. Class A	468,159	7,238
*,1	NuScale Power Corp. Class A	1,464,713	4,819
*,1	Net Power Inc.	342,741	3,462
			3,928,146
Total Common Stocks (Cost $100,156,763)			133,504,067
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[3,4]	Vanguard Market Liquidity Fund, 5.435% (Cost $2,031,751)	20,333,209	2,032,914
Total Investments (101.3%) (Cost $102,188,514)			135,536,981
Other Assets and Liabilities—Net (-1.3%)			(1,753,491)
Net Assets (100%)			133,783,490
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,653,618,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,839,571,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	793	81,191	(375)
E-mini S&P 500 Index	March 2024	49	11,809	391
E-mini S&P Mid-Cap 400 Index	March 2024	782	219,703	6,828
				6,844

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/24	GSI	7,690	(5.331)	—	(113)
Invesco Ltd.	8/30/24	BANA	3,996	(5.882)	1,037	—
Ollie's Bargain Outlet Holdings Inc.	1/31/24	GSI	20,634	(5.331)	2,100	—
					3,137	(113)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $3,623,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $100,156,763)	133,504,067
Affiliated Issuers (Cost $2,031,751)	2,032,914
Total Investments in Securities	135,536,981
Investment in Vanguard	4,012
Cash Collateral Pledged—Futures Contracts	19,499
Receivables for Investment Securities Sold	44,876
Receivables for Accrued Income	155,324
Receivables for Capital Shares Issued	129,717
Unrealized Appreciation—Over-the-Counter Swap Contracts	3,137
Total Assets	135,893,546
Liabilities
Due to Custodian	56,249
Payables for Investment Securities Purchased	2,791
Collateral for Securities on Loan	1,839,571
Payables for Capital Shares Redeemed	204,296
Payables to Vanguard	2,768
Variation Margin Payable—Futures Contracts	4,268
Unrealized Depreciation—Over-the-Counter Swap Contracts	113
Total Liabilities	2,110,056
Net Assets	133,783,490
1 Includes $1,653,618,000 of securities on loan.

Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	114,056,266
Total Distributable Earnings (Loss)	19,727,224
Net Assets	133,783,490

Investor Shares—Net Assets
Applicable to 3,674,352 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	375,455
Net Asset Value Per Share—Investor Shares	$102.18

ETF Shares—Net Assets
Applicable to 236,757,474 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,491,539
Net Asset Value Per Share—ETF Shares	$213.26

Admiral Shares—Net Assets
Applicable to 507,421,002 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,853,899
Net Asset Value Per Share—Admiral Shares	$102.19

Institutional Shares—Net Assets
Applicable to 200,510,855 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,489,629
Net Asset Value Per Share—Institutional Shares	$102.19

Institutional Plus Shares—Net Assets
Applicable to 35,846,826 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,572,968
Net Asset Value Per Share—Institutional Plus Shares	$294.95
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	1,846,241
Interest[2]	35,924
Securities Lending—Net	165,861
Total Income	2,048,026
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,565
Management and Administrative—Investor Shares	632
Management and Administrative—ETF Shares	17,058
Management and Administrative—Admiral Shares	19,456
Management and Administrative—Institutional Shares	6,062
Management and Administrative—Institutional Plus Shares	2,238
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—ETF Shares	2,345
Marketing and Distribution—Admiral Shares	2,182
Marketing and Distribution—Institutional Shares	604
Marketing and Distribution—Institutional Plus Shares	305
Custodian Fees	890
Auditing Fees	39
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,303
Shareholders’ Reports—Admiral Shares	603
Shareholders’ Reports—Institutional Shares	242
Shareholders’ Reports—Institutional Plus Shares	74
Trustees’ Fees and Expenses	72
Other Expenses	23
Total Expenses	56,714
Net Investment Income	1,991,312
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(603,602)
Futures Contracts	58,011
Swap Contracts	6,635
Realized Net Gain (Loss)	(538,956)

Small-Cap Index Fund
Statement of Operations (continued)
Year Ended December 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	19,055,312
Futures Contracts	17,061
Swap Contracts	4,458
Change in Unrealized Appreciation (Depreciation)	19,076,831
Net Increase (Decrease) in Net Assets Resulting from Operations	20,529,187
1	Dividends are net of foreign withholding taxes of $367,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $33,673,000, $102,000, $1,000, and $581,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $4,282,164,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,991,312	1,779,640
Realized Net Gain (Loss)	(538,956)	3,670,352
Change in Unrealized Appreciation (Depreciation)	19,076,831	(30,136,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,529,187	(24,686,646)
Distributions
Investor Shares	(6,045)	(6,214)
ETF Shares	(763,273)	(624,299)
Admiral Shares	(806,183)	(686,977)
Institutional Shares	(320,582)	(267,947)
Institutional Plus Shares	(166,742)	(147,092)
Total Distributions	(2,062,825)	(1,732,529)
Capital Share Transactions
Investor Shares	(106,228)	(85,166)
ETF Shares	3,096,563	14,486
Admiral Shares	(333,800)	58,508
Institutional Shares	240,484	(448,033)
Institutional Plus Shares	(50,188)	(1,200,734)
Net Increase (Decrease) from Capital Share Transactions	2,846,831	(1,660,939)
Total Increase (Decrease)	21,313,193	(28,080,114)
Net Assets
Beginning of Period	112,470,297	140,550,411
End of Period	133,783,490	112,470,297
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$87.93	$108.35	$93.20	$79.35	$63.21
Investment Operations
Net Investment Income[1]	1.412	1.256	1.230	.928	.832
Net Realized and Unrealized Gain (Loss) on Investments	14.314	(20.439)	15.130	13.897	16.319
Total from Investment Operations	15.726	(19.183)	16.360	14.825	17.151
Distributions
Dividends from Net Investment Income	(1.476)	(1.237)	(1.210)	(.975)	(1.011)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.476)	(1.237)	(1.210)	(.975)	(1.011)
Net Asset Value, End of Period	$102.18	$87.93	$108.35	$93.20	$79.35
Total Return[2]	18.05%	-17.71%	17.59%	18.96%	27.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$375	$424	$619	$709	$754
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.34%	1.17%	1.26%	1.14%
Portfolio Turnover Rate[4]	12%	14%	17%	22%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$183.52	$226.15	$194.54	$165.64	$131.94
Investment Operations
Net Investment Income[1]	3.218	2.891	2.769	2.262	2.298
Net Realized and Unrealized Gain (Loss) on Investments	29.839	(42.700)	31.637	28.863	33.707
Total from Investment Operations	33.057	(39.809)	34.406	31.125	36.005
Distributions
Dividends from Net Investment Income	(3.317)	(2.821)	(2.796)	(2.225)	(2.305)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.317)	(2.821)	(2.796)	(2.225)	(2.305)
Net Asset Value, End of Period	$213.26	$183.52	$226.15	$194.54	$165.64
Total Return	18.21%	-17.60%	17.72%	19.08%	27.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,492	$40,593	$50,187	$37,492	$27,442
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.49%	1.25%	1.47%	1.49%
Portfolio Turnover Rate[3]	12%	14%	17%	22%	16%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$87.94	$108.37	$93.22	$79.37	$63.23
Investment Operations
Net Investment Income[1]	1.534	1.383	1.358	1.029	1.108
Net Realized and Unrealized Gain (Loss) on Investments	14.305	(20.461)	15.131	13.887	16.136
Total from Investment Operations	15.839	(19.078)	16.489	14.916	17.244
Distributions
Dividends from Net Investment Income	(1.589)	(1.352)	(1.339)	(1.066)	(1.104)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.589)	(1.352)	(1.339)	(1.066)	(1.104)
Net Asset Value, End of Period	$102.19	$87.94	$108.37	$93.22	$79.37
Total Return[2]	18.20%	-17.61%	17.73%	19.11%	27.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51,854	$44,944	$55,266	$47,313	$42,386
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.48%	1.29%	1.40%	1.50%
Portfolio Turnover Rate[4]	12%	14%	17%	22%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$87.93	$108.36	$93.22	$79.37	$63.22
Investment Operations
Net Investment Income[1]	1.544	1.392	1.367	1.034	1.101
Net Realized and Unrealized Gain (Loss) on Investments	14.314	(20.461)	15.123	13.889	16.161
Total from Investment Operations	15.858	(19.069)	16.490	14.923	17.262
Distributions
Dividends from Net Investment Income	(1.598)	(1.361)	(1.350)	(1.073)	(1.112)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.598)	(1.361)	(1.350)	(1.073)	(1.112)
Net Asset Value, End of Period	$102.19	$87.93	$108.36	$93.22	$79.37
Total Return	18.22%	-17.60%	17.73%	19.12%	27.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,490	$17,363	$21,841	$18,957	$17,337
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.49%	1.29%	1.41%	1.49%
Portfolio Turnover Rate[3]	12%	14%	17%	22%	16%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$253.81	$312.78	$269.07	$229.09	$182.49
Investment Operations
Net Investment Income[1]	4.479	3.998	4.029	2.988	3.186
Net Realized and Unrealized Gain (Loss) on Investments	41.301	(59.013)	43.607	40.111	46.645
Total from Investment Operations	45.780	(55.015)	47.636	43.099	49.831
Distributions
Dividends from Net Investment Income	(4.640)	(3.955)	(3.926)	(3.119)	(3.231)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.640)	(3.955)	(3.926)	(3.119)	(3.231)
Net Asset Value, End of Period	$294.95	$253.81	$312.78	$269.07	$229.09
Total Return	18.22%	-17.60%	17.75%	19.13%	27.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,573	$9,146	$12,638	$10,172	$8,846
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[2]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.67%	1.48%	1.32%	1.41%	1.49%
Portfolio Turnover Rate[3]	12%	14%	17%	22%	16%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund
Notes to Financial Statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Bond Index Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in

Small-Cap Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Small-Cap Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

Small-Cap Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $4,012,000, representing less than 0.01% of the fund’s net assets and 1.60% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	133,504,067	—	—	133,504,067
Temporary Cash Investments	2,032,914	—	—	2,032,914
Total	135,536,981	—	—	135,536,981

Derivative Financial Instruments
Assets
Futures Contracts[1]	7,219	—	—	7,219
Swap Contracts	—	3,137	—	3,137
Total	7,219	3,137	—	10,356
Liabilities
Futures Contracts[1]	375	—	—	375
Swap Contracts	—	113	—	113
Total	375	113	—	488
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	4,280,774
Total Distributable Earnings (Loss)	(4,280,774)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification

Small-Cap Index Fund
of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	29,306
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	32,985,908
Capital Loss Carryforwards	(13,287,990)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	19,727,224
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	2,062,825	1,732,529
Long-Term Capital Gains	—	—
Total	2,062,825	1,732,529
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	102,551,073
Gross Unrealized Appreciation	45,791,683
Gross Unrealized Depreciation	(12,805,775)
Net Unrealized Appreciation (Depreciation)	32,985,908
E.  During the year ended December 31, 2023, the fund purchased $24,254,384,000 of investment securities and sold $20,893,830,000 of investment securities, other than temporary cash investments. Purchases and sales include $9,377,571,000 and $6,475,655,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $5,255,728,000 and sales were $684,969,000, resulting in net realized loss of $365,653,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Small-Cap Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	26,467	282	35,984	380
Issued in Lieu of Cash Distributions	6,045	65	6,214	70
Redeemed	(138,740)	(1,494)	(127,364)	(1,341)
Net Increase (Decrease)—Investor Shares	(106,228)	(1,147)	(85,166)	(891)
ETF Shares
Issued	9,726,067	49,586	12,638,116	65,853
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,629,504)	(34,025)	(12,623,630)	(66,575)
Net Increase (Decrease)—ETF Shares	3,096,563	15,561	14,486	(722)
Admiral Shares
Issued	5,408,237	58,050	5,970,913	63,999
Issued in Lieu of Cash Distributions	717,481	7,692	610,188	6,862
Redeemed	(6,459,518)	(69,419)	(6,522,593)	(69,746)
Net Increase (Decrease)—Admiral Shares	(333,800)	(3,677)	58,508	1,115
Institutional Shares
Issued	2,724,886	29,484	2,809,736	30,018
Issued in Lieu of Cash Distributions	302,453	3,242	252,294	2,838
Redeemed	(2,786,855)	(29,669)	(3,510,063)	(36,950)
Net Increase (Decrease)—Institutional Shares	240,484	3,057	(448,033)	(4,094)
Institutional Plus Shares
Issued	658,220	2,444	1,096,807	4,082
Issued in Lieu of Cash Distributions	166,571	619	147,006	572
Redeemed	(874,979)	(3,252)	(2,444,547)	(9,024)
Net Increase (Decrease)—Institutional Plus Shares	(50,188)	(189)	(1,200,734)	(4,370)
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially

Small-Cap Index Fund
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.

Small-Cap Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Growth Index Fund Investor Shares	21.28%	10.41%	7.73%	$21,053
CRSP US Small Cap Growth Index	21.28	10.51	7.82	21,234
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Growth Index Fund ETF Shares Net Asset Value	21.42%	10.54%	7.86%	$21,313
Small-Cap Growth Index Fund ETF Shares Market Price	21.48	10.57	7.87	21,324
CRSP US Small Cap Growth Index	21.28	10.51	7.82	21,234
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

See Financial Highlights for dividend and capital gains information.

Small-Cap Growth Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Growth Index Fund Admiral Shares	21.41%	10.54%	7.86%	$21,308
CRSP US Small Cap Growth Index	21.28	10.51	7.82	21,234
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Small-Cap Growth Index Fund Institutional Shares	21.44%	10.55%	7.87%	$10,665,400
CRSP US Small Cap Growth Index	21.28	10.51	7.82	10,617,188
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	14,710,990
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Small-Cap Growth Index Fund ETF Shares Market Price	21.48%	65.26%	113.24%
Small-Cap Growth Index Fund ETF Shares Net Asset Value	21.42	65.06	113.13
CRSP US Small Cap Growth Index	21.28	64.85	112.34
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

Small-Cap Growth Index Fund
Fund Allocation
As of December 31, 2023
Basic Materials	2.0%
Consumer Discretionary	16.2
Consumer Staples	3.2
Energy	6.1
Financials	4.9
Health Care	17.6
Industrials	19.1
Real Estate	5.6
Technology	22.4
Telecommunications	1.5
Utilities	1.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Small-Cap Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.0%)
*	RBC Bearings Inc.	413,118	117,693
	Royal Gold Inc.	933,112	112,869
	Hexcel Corp.	1,194,249	88,076
	Balchem Corp.	457,503	68,054
	NewMarket Corp.	102,309	55,843
*,1	Livent Corp.	2,548,394	45,820
	Quaker Chemical Corp.	191,123	40,790
*	MP Materials Corp.	2,023,419	40,165
	Carpenter Technology Corp.	332,786	23,561
*	Ingevity Corp.	463,836	21,902
	Hecla Mining Co.	4,177,181	20,092
*	Century Aluminum Co.	722,921	8,776
	Compass Minerals International Inc.	292,718	7,412
			651,053
Consumer Discretionary (16.1%)
*	Deckers Outdoor Corp.	365,639	244,404
*	DraftKings Inc. Class A	5,963,820	210,225
*	Liberty Media Corp.-Liberty Formula One Class C	2,947,877	186,099
	RB Global Inc.	2,590,739	173,294
*	Floor & Decor Holdings Inc. Class A	1,437,846	160,406
*	Five Below Inc.	751,513	160,192
*	Etsy Inc.	1,700,451	137,822
*	Caesars Entertainment Inc.	2,915,712	136,689
	Churchill Downs Inc.	953,745	128,689
	Wynn Resorts Ltd.	1,363,559	124,234
	Tempur Sealy International Inc.	2,324,738	118,492
*	Skechers USA Inc. Class A	1,897,779	118,307
	Texas Roadhouse Inc. Class A	948,579	115,945
	Vail Resorts Inc.	541,103	115,509
*	Duolingo Inc. Class A	482,915	109,549
	Gentex Corp.	3,312,920	108,200
		Shares	Market Value• ($000)
*	elf Beauty Inc.	744,834	107,509
	Wingstop Inc.	417,778	107,193
*	SiteOne Landscape Supply Inc.	640,705	104,115
	Pool Corp.	260,928	104,035
	Wyndham Hotels & Resorts Inc.	1,178,055	94,727
*	Planet Fitness Inc. Class A	1,213,005	88,549
	Hyatt Hotels Corp. Class A	627,763	81,867
*	Bright Horizons Family Solutions Inc.	821,921	77,458
*,1	Carvana Co. Class A	1,456,989	77,133
*	Wayfair Inc. Class A	1,243,987	76,754
*	Crocs Inc.	816,922	76,309
	TKO Group Holdings Inc. Class A	889,408	72,558
*	Ollie's Bargain Outlet Holdings Inc.	877,604	66,601
*	YETI Holdings Inc.	1,232,360	63,812
	Boyd Gaming Corp.	974,551	61,017
*	RH	208,864	60,880
*	Grand Canyon Education Inc.	426,894	56,367
*	Skyline Champion Corp.	735,425	54,613
*	Light & Wonder Inc.	639,738	52,529
*	Visteon Corp.	395,601	49,411
*	Madison Square Garden Sports Corp.	262,205	47,677
[1]	Choice Hotels International Inc.	389,636	44,146
*	Hilton Grand Vacations Inc.	1,071,328	43,046
	LCI Industries	340,812	42,843
*	Fox Factory Holding Corp.	600,451	40,518
*	Frontdoor Inc.	1,132,585	39,890
*	Shake Shack Inc. Class A	533,328	39,530
*	LGI Homes Inc.	284,902	37,938
	Columbia Sportswear Co.	473,394	37,654
	Inter Parfums Inc.	250,204	36,032

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Papa John's International Inc.	465,926	35,517
*,1	QuantumScape Corp. Class A	4,583,831	31,858
*	Dorman Products Inc.	380,711	31,755
*	TripAdvisor Inc.	1,430,681	30,803
*	Sonos Inc.	1,780,235	30,513
*	Coursera Inc.	1,518,883	29,421
*	Topgolf Callaway Brands Corp.	1,968,492	28,228
*	Peloton Interactive Inc. Class A	4,627,230	28,180
*	ACV Auctions Inc. Class A	1,840,091	27,877
*,1	Lucid Group Inc.	6,505,794	27,389
*	SeaWorld Entertainment Inc.	500,227	26,427
*	Dave & Buster's Entertainment Inc.	488,685	26,316
*	Six Flags Entertainment Corp.	1,009,992	25,331
*	Gentherm Inc.	466,512	24,427
*,1	Dutch Bros Inc. Class A	762,678	24,154
*	Sabre Corp.	5,397,809	23,750
	Jack in the Box Inc.	280,732	22,916
	Steven Madden Ltd.	504,122	21,173
*	Liberty Media Corp.-Liberty Formula One Class A	350,956	20,348
*	Cavco Industries Inc.	56,253	19,498
	Allegiant Travel Co.	222,474	18,379
*	Beyond Inc.	644,417	17,844
*	Integral Ad Science Holding Corp.	1,234,926	17,771
*	Stride Inc.	292,849	17,386
*	Chewy Inc. Class A	724,330	17,116
*	Boot Barn Holdings Inc.	215,373	16,532
*	Leslie's Inc.	2,355,544	16,277
*	Madison Square Garden Entertainment Corp. Class A	497,040	15,801
*	Life Time Group Holdings Inc.	977,522	14,741
*	iRobot Corp.	376,549	14,572
*	Sweetgreen Inc. Class A	1,201,752	13,580
*,1	Luminar Technologies Inc. Class A	3,902,322	13,151
*	Figs Inc. Class A	1,833,427	12,742
[1]	Spirit Airlines Inc.	776,410	12,725
*	Driven Brands Holdings Inc.	816,263	11,640
*,1	Mister Car Wash Inc.	1,340,217	11,579
*	Portillo's Inc. Class A	709,716	11,306
*	Dream Finders Homes Inc. Class A	304,010	10,801
	Levi Strauss & Co. Class A	640,349	10,591
		Shares	Market Value• ($000)
*	Udemy Inc.	708,728	10,440
*,1	Cava Group Inc.	242,268	10,413
*	Sun Country Airlines Holdings Inc.	606,906	9,547
*	Revolve Group Inc. Class A	562,680	9,329
*	Cars.com Inc.	447,697	8,493
*	Instructure Holdings Inc.	308,448	8,331
*	Corsair Gaming Inc.	586,014	8,263
	Camping World Holdings Inc. Class A	286,927	7,535
*	Vizio Holding Corp. Class A	946,773	7,290
*	Arhaus Inc. Class A	567,008	6,719
*,1	Savers Value Village Inc.	357,039	6,205
*	BJ's Restaurants Inc.	157,012	5,654
*,1	Bowlero Corp. Class A	330,194	4,675
*,1	Fisker Inc. Class A	2,306,123	4,036
*	Rush Street Interactive Inc.	865,520	3,886
*,1	Frontier Group Holdings Inc.	628,682	3,433
*	SES AI Corp.	1,751,234	3,205
*	Angi Inc. Class A	1,013,017	2,522
*	Liberty Media Corp.-Liberty Live Class C	1	—
			5,221,158
Consumer Staples (3.2%)
	Casey's General Stores Inc.	529,498	145,474
*	Darling Ingredients Inc.	2,265,240	112,899
	Lamb Weston Holdings Inc.	1,029,209	111,247
*	Celsius Holdings Inc.	1,974,172	107,632
*	BellRing Brands Inc.	1,864,649	103,357
	Coca-Cola Consolidated Inc.	65,460	60,773
*	Freshpet Inc.	684,312	59,371
*	Simply Good Foods Co.	1,271,101	50,336
	WD-40 Co.	192,840	46,102
	Lancaster Colony Corp.	274,035	45,597
*	Boston Beer Co. Inc. Class A	129,593	44,786
	Cal-Maine Foods Inc.	565,603	32,460
*	Post Holdings Inc.	343,409	30,241
	J & J Snack Foods Corp.	164,989	27,576
*	National Beverage Corp.	331,972	16,506
*	Sovos Brands Inc.	721,489	15,894
	Utz Brands Inc.	923,318	14,995
	Tootsie Roll Industries Inc.	199,989	6,648
*,1	Beyond Meat Inc.	436,520	3,885
*	Olaplex Holdings Inc.	699,361	1,776
*	Beauty Health Co.	304,416	947
			1,038,502

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
Energy (6.1%)
	Targa Resources Corp.	3,169,601	275,343
	TechnipFMC plc	5,876,456	118,352
	NOV Inc.	5,593,626	113,439
	EQT Corp.	2,921,273	112,936
*	Weatherford International plc	1,025,780	100,352
	Civitas Resources Inc.	1,331,472	91,046
	Matador Resources Co.	1,522,333	86,560
	ChampionX Corp.	2,765,764	80,788
	Noble Corp. plc	1,604,928	77,293
	Texas Pacific Land Corp.	43,665	68,661
*	Transocean Ltd.	10,327,769	65,581
	Magnolia Oil & Gas Corp. Class A	2,495,637	53,132
	Alpha Metallurgical Resources Inc.	151,172	51,235
[1]	New Fortress Energy Inc.	1,312,358	49,515
	Northern Oil & Gas Inc.	1,286,001	47,672
	Cactus Inc. Class A	925,527	42,019
	Liberty Energy Inc. Class A	2,158,492	39,155
*,1	Plug Power Inc.	8,612,602	38,757
	Viper Energy Inc. Class A	1,224,037	38,410
*	Shoals Technologies Group Inc. Class A	2,418,849	37,589
*	Array Technologies Inc.	2,043,332	34,328
*	NEXTracker Inc. Class A	706,527	33,101
	SM Energy Co.	827,257	32,031
*	Oceaneering International Inc.	1,432,751	30,489
	Sitio Royalties Corp. Class A	1,163,023	27,343
*	Tidewater Inc.	338,217	24,389
	Helmerich & Payne Inc.	636,414	23,051
*,1	Fluence Energy Inc.	809,014	19,295
	CONSOL Energy Inc.	165,230	16,611
*	Ameresco Inc. Class A	462,599	14,650
*	Callon Petroleum Co.	434,308	14,072
	Comstock Resources Inc.	1,386,090	12,267
	Atlas Energy Solutions Inc. Class A	710,888	12,241
*	Dril-Quip Inc.	486,234	11,315
*,1	ChargePoint Holdings Inc.	4,608,894	10,785
*	Helix Energy Solutions Group Inc.	1,018,372	10,469
	Kinetik Holdings Inc. Class A	310,635	10,375
*,1	FuelCell Energy Inc.	6,409,243	10,255
	RPC Inc.	1,384,003	10,076
*,1	SunPower Corp.	1,245,802	6,017
	Core Laboratories Inc.	332,316	5,869
[1]	HighPeak Energy Inc.	365,304	5,202
*,1	EVgo Inc. Class A	1,399,277	5,009
*,1	Stem Inc.	1,054,149	4,090
		Shares	Market Value• ($000)
*	OPAL Fuels Inc. Class A	129,378	714
[1]	Enviva Inc.	238,728	238
			1,972,117
Financials (4.9%)
	MarketAxess Holdings Inc.	538,310	157,644
*,1	SoFi Technologies Inc.	12,247,497	121,863
	Erie Indemnity Co. Class A	360,855	120,858
*	Robinhood Markets Inc. Class A	8,380,518	106,768
	Kinsale Capital Group Inc.	312,661	104,713
	Morningstar Inc.	363,842	104,146
	Blue Owl Capital Inc. Class A	6,470,394	96,409
	Houlihan Lokey Inc. Class A	732,793	87,869
*,1	Marathon Digital Holdings Inc.	3,005,837	70,607
*	Ryan Specialty Holdings Inc. Class A	1,430,254	61,529
	Hamilton Lane Inc. Class A	494,094	56,050
	Pinnacle Financial Partners Inc.	518,685	45,240
*,1	Riot Platforms Inc.	2,790,339	43,167
*,1	Upstart Holdings Inc.	1,028,356	42,019
*	Credit Acceptance Corp.	71,507	38,094
*	Clearwater Analytics Holdings Inc. Class A	1,790,125	35,856
	PJT Partners Inc. Class A	310,301	31,610
	Moelis & Co. Class A	473,592	26,583
	Cohen & Steers Inc.	349,456	26,464
	ServisFirst Bancshares Inc.	348,403	23,214
*	Goosehead Insurance Inc. Class A	295,603	22,407
*	BRP Group Inc. Class A	914,837	21,974
*	Oscar Health Inc. Class A	2,171,269	19,867
	Safehold Inc.	758,184	17,741
*,1	Trupanion Inc.	443,306	13,525
*	Triumph Financial Inc.	157,363	12,617
	StepStone Group Inc. Class A	387,244	12,326
*,1	Lemonade Inc.	745,881	12,031
	TFS Financial Corp.	797,549	11,716
*	Open Lending Corp.	1,362,660	11,596
	Live Oak Bancshares Inc.	237,245	10,795
*	Palomar Holdings Inc.	167,081	9,273
	P10 Inc. Class A	645,786	6,600
*	AssetMark Financial Holdings Inc.	158,388	4,744
	UWM Holdings Corp. Class A	632,113	4,520
*,1	Hagerty Inc. Class A	299,506	2,336
			1,594,771

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
Health Care (17.5%)
*	Exact Sciences Corp.	2,570,228	190,145
*	Neurocrine Biosciences Inc.	1,396,221	183,966
	Bio-Techne Corp.	2,246,941	173,374
*	Charles River Laboratories International Inc.	728,580	172,236
*	Repligen Corp.	753,327	135,448
*	Penumbra Inc.	520,696	130,976
	Chemed Corp.	213,969	125,118
*	Sarepta Therapeutics Inc.	1,262,042	121,699
*	Cytokinetics Inc.	1,393,291	116,326
*	ImmunoGen Inc.	3,781,715	112,128
*	Medpace Holdings Inc.	349,130	107,019
*	Exelixis Inc.	4,416,714	105,957
*	Natera Inc.	1,620,434	101,504
*	Shockwave Medical Inc.	523,931	99,840
*	Ionis Pharmaceuticals Inc.	1,935,530	97,918
	Bruker Corp.	1,277,631	93,880
*	Intra-Cellular Therapies Inc.	1,297,916	92,957
	Ensign Group Inc.	801,495	89,936
*	Globus Medical Inc. Class A	1,677,749	89,407
*	Apellis Pharmaceuticals Inc.	1,429,937	85,596
*	Inspire Medical Systems Inc.	419,018	85,241
*	Option Care Health Inc.	2,514,549	84,715
*	Masimo Corp.	712,649	83,530
*	HealthEquity Inc.	1,215,440	80,584
*	Blueprint Medicines Corp.	862,845	79,589
*	Vaxcyte Inc.	1,215,493	76,333
*	10X Genomics Inc. Class A	1,333,527	74,624
*	Halozyme Therapeutics Inc.	1,874,885	69,296
*	Alkermes plc	2,373,799	65,849
*	REVOLUTION Medicines Inc.	2,207,067	63,299
*	Insmed Inc.	2,029,474	62,893
*	Haemonetics Corp.	721,830	61,724
*	Lantheus Holdings Inc.	974,169	60,398
*	Merit Medical Systems Inc.	778,162	59,109
*	Amicus Therapeutics Inc.	4,158,464	59,009
*	Neogen Corp.	2,769,200	55,689
*	ACADIA Pharmaceuticals Inc.	1,746,142	54,672
*	Catalent Inc.	1,216,712	54,667
*	agilon health Inc.	4,319,330	54,208
*	Ultragenyx Pharmaceutical Inc.	1,106,196	52,898
*	QuidelOrtho Corp.	712,799	52,533
		Shares	Market Value• ($000)
*	Glaukos Corp.	659,430	52,418
*	Evolent Health Inc. Class A	1,553,397	51,309
*	Teladoc Health Inc.	2,358,421	50,824
	CONMED Corp.	435,977	47,744
*	Mirati Therapeutics Inc.	809,869	47,580
*	Inari Medical Inc.	696,250	45,201
*	Axonics Inc.	720,615	44,844
*	iRhythm Technologies Inc.	414,178	44,334
*	Arrowhead Pharmaceuticals Inc.	1,448,497	44,324
*	Cerevel Therapeutics Holdings Inc.	1,025,840	43,496
*	Guardant Health Inc.	1,594,399	43,128
*	Progyny Inc.	1,158,652	43,079
*	Axsome Therapeutics Inc.	538,169	42,833
*	Doximity Inc. Class A	1,512,762	42,418
*	Corcept Therapeutics Inc.	1,173,013	38,099
*	Intellia Therapeutics Inc.	1,210,141	36,897
*,1	Ginkgo Bioworks Holdings Inc. Class A	20,731,396	35,036
*	Surgery Partners Inc.	1,075,012	34,390
*	TG Therapeutics Inc.	1,938,305	33,106
*	CorVel Corp.	133,815	33,080
*	Privia Health Group Inc.	1,427,392	32,873
*	SpringWorks Therapeutics Inc.	871,262	31,801
*	Denali Therapeutics Inc.	1,474,320	31,639
*	Certara Inc.	1,705,275	29,996
*	PTC Therapeutics Inc.	1,073,404	29,583
*	NeoGenomics Inc.	1,813,089	29,336
*	Twist Bioscience Corp.	779,345	28,727
*	Veracyte Inc.	1,038,956	28,582
*	Beam Therapeutics Inc.	1,043,361	28,400
*	Tandem Diabetes Care Inc.	927,560	27,437
*	Arvinas Inc.	665,268	27,382
*,1	PROCEPT BioRobotics Corp.	610,532	25,587
*	Apollo Medical Holdings Inc.	663,154	25,399
*	Sotera Health Co.	1,407,070	23,709
*,1	Recursion Pharmaceuticals Inc. Class A	2,370,063	23,369
*	AtriCure Inc.	640,451	22,858
*	R1 RCM Inc.	2,086,301	22,052
*	STAAR Surgical Co.	694,383	21,672
*	Ironwood Pharmaceuticals Inc. Class A	1,887,701	21,595
*	Pacira BioSciences Inc.	627,522	21,173
*	Novocure Ltd.	1,340,020	20,006
*	Xencor Inc.	865,962	18,384
*	Relay Therapeutics Inc.	1,665,716	18,340
*	Hims & Hers Health Inc.	2,027,351	18,043

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Warby Parker Inc. Class A	1,183,935	16,693
*	ICU Medical Inc.	163,283	16,286
*	Sage Therapeutics Inc.	725,047	15,712
*	Vir Biotechnology Inc.	1,530,734	15,399
*	Kymera Therapeutics Inc.	591,937	15,071
*	Harmony Biosciences Holdings Inc.	458,226	14,801
*	Rocket Pharmaceuticals Inc.	480,883	14,412
*	Cytek Biosciences Inc.	1,542,345	14,066
*	Omnicell Inc.	323,722	12,182
*	Amylyx Pharmaceuticals Inc.	816,239	12,015
*	Editas Medicine Inc.	1,161,737	11,768
*	Verve Therapeutics Inc.	837,953	11,681
*	Alignment Healthcare Inc.	1,344,825	11,579
*	Zentalis Pharmaceuticals Inc.	754,946	11,437
*	Nevro Corp.	489,252	10,529
*	REGENXBIO Inc.	563,170	10,109
*	Maravai LifeSciences Holdings Inc. Class A	1,504,168	9,852
*,1	ImmunityBio Inc.	1,899,559	9,536
	HealthStream Inc.	344,657	9,316
*	Adaptive Biotechnologies Corp.	1,853,341	9,081
*	Agios Pharmaceuticals Inc.	397,514	8,853
*	BioCryst Pharmaceuticals Inc.	1,456,483	8,724
*	Phreesia Inc.	368,434	8,529
*	AdaptHealth Corp. Class A	1,163,877	8,485
*,1	LifeStance Health Group Inc.	1,077,006	8,433
*	Treace Medical Concepts Inc.	614,113	7,830
*	ACELYRIN Inc.	1,037,847	7,742
*,1	Novavax Inc.	1,604,841	7,703
*	GoodRx Holdings Inc. Class A	1,051,498	7,045
*	Arcus Biosciences Inc.	346,053	6,610
*	Sana Biotechnology Inc.	1,542,051	6,292
*	Accolade Inc.	487,898	5,860
*,1	Prime Medicine Inc.	622,953	5,519
*,1	Theravance Biopharma Inc.	460,532	5,176
*	CareDx Inc.	365,522	4,386
*	OPKO Health Inc.	2,748,888	4,151
*	Agiliti Inc.	479,427	3,797
*	Health Catalyst Inc.	389,271	3,605
*	Silk Road Medical Inc.	263,408	3,232
*	AnaptysBio Inc.	122,987	2,634
*	Allogene Therapeutics Inc.	778,670	2,499
*	Lyell Immunopharma Inc.	1,255,193	2,435
		Shares	Market Value• ($000)
*	Clover Health Investments Corp. Class A	2,418,862	2,303
*	Outset Medical Inc.	357,450	1,934
*	Innovage Holding Corp.	297,867	1,787
*	Mural Oncology plc	118,862	704
*,1	ProKidney Corp. Class A	187,080	333
*	Neumora Therapeutics Inc.	3,598	61
*	Cano Health Inc.	309	2
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
			5,666,562
Industrials (19.0%)
*	Axon Enterprise Inc.	1,011,035	261,181
	Graco Inc.	2,398,978	208,135
	Lennox International Inc.	454,594	203,440
	Nordson Corp.	729,254	192,640
	Watsco Inc.	441,225	189,052
	Lincoln Electric Holdings Inc.	812,434	176,672
*	TopBuild Corp.	451,295	168,902
*	Saia Inc.	377,043	165,228
	Advanced Drainage Systems Inc.	1,051,445	147,875
	A O Smith Corp.	1,745,154	143,871
*	Affirm Holdings Inc. Class A	2,921,893	143,582
	Toro Co.	1,475,034	141,589
*	Trex Co. Inc.	1,544,106	127,837
	Curtiss-Wright Corp.	543,222	121,024
	Simpson Manufacturing Co. Inc.	606,160	120,008
*	WEX Inc.	607,066	118,105
*	WillScot Mobile Mini Holdings Corp.	2,585,459	115,053
*	Generac Holdings Inc.	873,503	112,892
*	GXO Logistics Inc.	1,689,095	103,305
	Cognex Corp.	2,444,032	102,014
	Eagle Materials Inc.	496,259	100,661
	BWX Technologies Inc.	1,299,619	99,720
	Landstar System Inc.	511,331	99,019
*	Paylocity Holding Corp.	598,251	98,622
	Littelfuse Inc.	353,622	94,615
	Jack Henry & Associates Inc.	516,987	84,481
*	Core & Main Inc. Class A	2,066,160	83,494
*	Chart Industries Inc.	606,596	82,697
*	ATI Inc.	1,811,050	82,348
	Howmet Aerospace Inc.	1,462,654	79,159
*	AZEK Co. Inc. Class A	2,013,900	77,032
	Maximus Inc.	867,674	72,763
*	ExlService Holdings Inc.	2,223,304	68,589
	AAON Inc.	922,344	68,134
	Federal Signal Corp.	864,577	66,348
	Badger Meter Inc.	417,447	64,441

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Exponent Inc.	718,197	63,230
*	Euronet Worldwide Inc.	621,687	63,095
	Installed Building Products Inc.	342,607	62,635
	Armstrong World Industries Inc.	626,788	61,626
*	Shift4 Payments Inc. Class A	807,018	59,994
	Insperity Inc.	503,843	59,060
*	BILL Holdings Inc.	720,526	58,788
	Woodward Inc.	426,994	58,127
	Herc Holdings Inc.	382,041	56,882
	FTAI Aviation Ltd.	1,205,000	55,912
	Franklin Electric Co. Inc.	557,706	53,902
	Comfort Systems USA Inc.	253,998	52,240
*	Middleby Corp.	353,227	51,984
*	Verra Mobility Corp. Class A	2,247,467	51,759
*	AeroVironment Inc.	387,943	48,896
*	Itron Inc.	644,949	48,700
*	ACI Worldwide Inc.	1,541,201	47,161
*	TriNet Group Inc.	395,171	46,998
*	Marqeta Inc. Class A	6,626,428	46,252
	John Bean Technologies Corp.	451,332	44,885
	Genpact Ltd.	1,286,975	44,671
*,1	Bloom Energy Corp. Class A	2,868,103	42,448
*	AMN Healthcare Services Inc.	537,510	40,249
*	Flywire Corp.	1,615,308	37,394
*	Kratos Defense & Security Solutions Inc.	1,834,031	37,212
*	Remitly Global Inc.	1,843,424	35,799
*	MasTec Inc.	448,476	33,959
	Mueller Water Products Inc. Class A	2,225,866	32,052
*	Mercury Systems Inc.	758,878	27,752
	Tennant Co.	265,716	24,629
*,1	Enovix Corp.	1,909,069	23,902
	Forward Air Corp.	365,029	22,949
*	Dycom Industries Inc.	198,214	22,812
*	Legalzoom.com Inc.	2,004,945	22,656
*	Leonardo DRS Inc.	1,119,339	22,432
*	Janus International Group Inc.	1,566,011	20,436
	Lindsay Corp.	156,902	20,265
*	Payoneer Global Inc.	3,604,456	18,779
*	Cimpress plc	226,936	18,166
*	Gibraltar Industries Inc.	216,466	17,096
*	Vicor Corp.	325,641	14,634
*	Hayward Holdings Inc.	988,781	13,447
*	Masonite International Corp.	155,962	13,204
*,1	Virgin Galactic Holdings Inc.	5,116,294	12,535
		Shares	Market Value• ($000)
	Enerpac Tool Group Corp. Class A	386,463	12,015
	Helios Technologies Inc.	235,319	10,672
*,1	PureCycle Technologies Inc.	1,866,888	7,561
*,1	Nikola Corp.	7,821,350	6,842
*	ZipRecruiter Inc. Class A	432,964	6,018
	Gorman-Rupp Co.	158,344	5,626
*	Sterling Check Corp.	402,410	5,602
*	CryoPort Inc.	330,820	5,124
*	Paymentus Holdings Inc. Class A	231,730	4,141
*	TaskUS Inc. Class A	260,662	3,407
*,1	Desktop Metal Inc. Class A	1,618,160	1,215
*,2	GCI Liberty Inc.	14,603	—
			6,164,355
Real Estate (5.5%)
	Equity LifeStyle Properties Inc.	2,383,903	168,161
	Rexford Industrial Realty Inc.	2,883,528	161,766
	American Homes 4 Rent Class A	4,365,288	156,976
	CubeSmart	3,194,838	148,081
	Americold Realty Trust Inc.	4,027,198	121,903
	Host Hotels & Resorts Inc.	5,008,510	97,516
	Healthcare Realty Trust Inc. Class A	5,408,178	93,183
	Ryman Hospitality Properties Inc.	806,841	88,801
	Spirit Realty Capital Inc.	2,010,374	87,833
	Terreno Realty Corp.	1,211,929	75,952
	Kite Realty Group Trust	3,113,490	71,174
	Lamar Advertising Co. Class A	623,000	66,212
	Essential Properties Realty Trust Inc.	2,213,005	56,564
	Independence Realty Trust Inc.	3,184,115	48,717
	National Storage Affiliates Trust	1,063,658	44,110
	Innovative Industrial Properties Inc.	396,930	40,018
*	Opendoor Technologies Inc.	8,576,418	38,422
	Kilroy Realty Corp.	833,823	33,220
	St. Joe Co.	539,679	32,478
	Phillips Edison & Co. Inc.	850,586	31,029
	RLJ Lodging Trust	2,105,984	24,682
	DigitalBridge Group Inc.	1,159,738	20,342
*	Howard Hughes Holdings Inc.	213,502	18,265
[1]	eXp World Holdings Inc.	1,093,848	16,977
*	Redfin Corp.	1,557,256	16,071

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Paramount Group Inc.	2,628,116	13,587
	Kennedy-Wilson Holdings Inc.	742,805	9,196
	Universal Health Realty Income Trust	176,963	7,654
	Alexander's Inc.	16,341	3,490
			1,792,380
Technology (22.4%)
*	PTC Inc.	1,610,235	281,727
	Entegris Inc.	2,133,714	255,662
	Vertiv Holdings Co. Class A	4,878,785	234,328
*	Dynatrace Inc.	3,764,073	205,857
*	Manhattan Associates Inc.	874,998	188,405
*	Super Micro Computer Inc.	630,599	179,254
*	Nutanix Inc. Class A	3,404,504	162,361
*	Pure Storage Inc. Class A	4,209,968	150,127
*	Ceridian HCM Holding Inc.	2,105,858	141,345
*	Lattice Semiconductor Corp.	1,960,200	135,234
*	UiPath Inc. Class A	5,156,200	128,080
*	Guidewire Software Inc.	1,163,873	126,909
	Universal Display Corp.	639,115	122,237
*	Elastic NV	1,080,709	121,796
*	Onto Innovation Inc.	697,051	106,579
*	Dropbox Inc. Class A	3,582,032	105,598
*	Toast Inc. Class A	5,733,736	104,698
*	Rambus Inc.	1,526,843	104,207
*	SPS Commerce Inc.	521,164	101,022
*	Fabrinet	515,929	98,197
*	Qualys Inc.	496,308	97,415
*	ZoomInfo Technologies Inc. Class A	4,978,906	92,060
*	Procore Technologies Inc.	1,324,185	91,660
*	AppLovin Corp. Class A	2,255,207	89,870
*	Aspen Technology Inc.	407,734	89,763
*	SentinelOne Inc. Class A	3,265,908	89,617
*	Smartsheet Inc. Class A	1,821,922	87,124
*	DocuSign Inc. Class A	1,443,684	85,827
*	Novanta Inc.	508,359	85,613
*	Gitlab Inc. Class A	1,329,869	83,729
*,1	MicroStrategy Inc. Class A	129,994	82,107
*	Five9 Inc.	1,031,726	81,187
*	Qorvo Inc.	691,605	77,882
*	Tenable Holdings Inc.	1,659,747	76,448
*	Wolfspeed Inc.	1,678,734	73,042
	Dolby Laboratories Inc. Class A	841,973	72,561
*	Samsara Inc. Class A	2,162,861	72,196
*	DoubleVerify Holdings Inc.	1,929,859	70,980
		Shares	Market Value• ($000)
*	MACOM Technology Solutions Holdings Inc.	759,656	70,610
*	Match Group Inc.	1,931,234	70,490
*	Workiva Inc. Class A	676,801	68,716
*	Varonis Systems Inc. Class B	1,468,776	66,506
	Power Integrations Inc.	806,880	66,253
*	Altair Engineering Inc. Class A	777,028	65,387
*	Freshworks Inc. Class A	2,724,830	64,006
*	Confluent Inc. Class A	2,645,481	61,904
*	Axcelis Technologies Inc.	464,619	60,256
*	Silicon Laboratories Inc.	450,775	59,624
	Advanced Energy Industries Inc.	528,574	57,572
*	Diodes Inc.	620,733	49,981
*	Box Inc. Class A	1,946,784	49,857
*	CommVault Systems Inc.	622,971	49,744
*	BlackLine Inc.	781,219	48,779
*	Appfolio Inc. Class A	277,103	48,005
*	Rapid7 Inc.	830,331	47,412
*	Coherent Corp.	1,074,246	46,762
*	FormFactor Inc.	1,107,143	46,179
*	Yelp Inc. Class A	925,482	43,812
*	Alarm.com Holdings Inc.	675,511	43,652
*	IPG Photonics Corp.	400,479	43,468
*	Alteryx Inc. Class A	863,392	40,718
*	Braze Inc. Class A	764,588	40,623
*	Sprout Social Inc. Class A	659,117	40,496
*	JFrog Ltd.	1,118,964	38,727
*	Credo Technology Group Holding Ltd.	1,816,122	35,360
*	Rogers Corp.	264,810	34,973
*	Envestnet Inc.	699,718	34,650
*	Q2 Holdings Inc.	792,368	34,397
*	LiveRamp Holdings Inc.	885,288	33,535
*	Blackbaud Inc.	383,027	33,208
*	HashiCorp Inc. Class A	1,400,105	33,098
*	Ambarella Inc.	538,873	33,028
*	Perficient Inc.	494,608	32,555
*	nCino Inc.	963,648	32,407
*	Schrodinger Inc.	894,249	32,014
*	Cargurus Inc. Class A	1,301,142	31,436
*,1	C3.ai Inc. Class A	1,058,387	30,386
*	Fastly Inc. Class A	1,674,458	29,805
*	SiTime Corp.	239,566	29,246
	Pegasystems Inc.	594,278	29,036
*	Allegro MicroSystems Inc.	958,226	29,006
*,1	IonQ Inc.	2,329,365	28,861
*	Impinj Inc.	307,871	27,718
*	PagerDuty Inc.	1,194,574	27,654
*,1	DigitalOcean Holdings Inc.	734,141	26,936
*	Squarespace Inc. Class A	814,801	26,897
*	Upwork Inc.	1,742,440	25,910

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Clear Secure Inc. Class A	1,215,785	25,106
*	Veeco Instruments Inc.	761,336	23,624
*	PROS Holdings Inc.	592,244	22,973
*	Appian Corp. Class A	593,590	22,355
*	Paycor HCM Inc.	1,010,401	21,815
*,1	Xometry Inc. Class A	581,113	20,868
*	Asana Inc. Class A	1,049,894	19,958
*	Vertex Inc. Class A	729,263	19,646
*	RingCentral Inc. Class A	566,985	19,249
*	Jamf Holding Corp.	984,208	17,775
*	Zuora Inc. Class A	1,883,287	17,703
*	Magnite Inc.	1,862,810	17,399
*	Zeta Global Holdings Corp. Class A	1,967,444	17,353
	Shutterstock Inc.	355,676	17,172
*	Intapp Inc.	445,397	16,934
*	Sprinklr Inc. Class A	1,361,603	16,394
*	AvePoint Inc.	1,959,383	16,087
*	Everbridge Inc.	584,216	14,202
*	EngageSmart Inc.	597,790	13,689
*	Alkami Technology Inc.	542,595	13,158
*	MaxLinear Inc. Class A	522,603	12,422
*	Amplitude Inc. Class A	952,153	12,111
*	3D Systems Corp.	1,803,127	11,450
*	Bumble Inc. Class A	681,836	10,050
*	Semtech Corp.	456,902	10,011
*	PubMatic Inc. Class A	591,796	9,652
*	Eventbrite Inc. Class A	1,142,682	9,553
*	BigCommerce Holdings Inc.	920,024	8,952
*	nLight Inc.	630,886	8,517
*	Olo Inc. Class A	1,476,856	8,448
*	Vimeo Inc.	2,138,841	8,384
*	Yext Inc.	1,416,599	8,344
*	NerdWallet Inc. Class A	540,418	7,955
*	SmartRent Inc. Class A	2,456,056	7,835
*	CEVA Inc.	318,401	7,231
*,1	SEMrush Holdings Inc. Class A	511,036	6,981
*	Planet Labs PBC	2,816,298	6,956
*	Definitive Healthcare Corp. Class A	656,228	6,523
*	N-able Inc.	455,517	6,036
*	MeridianLink Inc.	224,756	5,567
*	Matterport Inc.	1,845,923	4,966
*	Digital Turbine Inc.	685,331	4,701
*	Enfusion Inc. Class A	434,332	4,213
*	Nextdoor Holdings Inc.	2,202,516	4,163
*,1	Rumble Inc.	881,700	3,959
*,1	Getty Images Holdings Inc.	714,753	3,752
*	Consensus Cloud Solutions Inc.	122,753	3,217
*	MediaAlpha Inc. Class A	267,030	2,977
*	EverCommerce Inc.	267,958	2,956
		Shares	Market Value• ($000)
*	SecureWorks Corp. Class A	101,379	748
*,1	Maplebear Inc.	1,817	43
			7,236,492
Telecommunications (1.5%)
*	Ciena Corp.	2,099,261	94,488
*	Roku Inc. Class A	887,905	81,385
	Iridium Communications Inc.	1,581,508	65,095
	Cogent Communications Holdings Inc.	622,435	47,342
	Cable One Inc.	63,625	35,413
*	Calix Inc.	796,363	34,793
*	Lumentum Holdings Inc.	473,760	24,834
*	Globalstar Inc.	10,809,570	20,971
	InterDigital Inc.	182,825	19,844
*	Extreme Networks Inc.	875,713	15,448
	Shenandoah Telecommunications Co.	679,271	14,686
*,1	Infinera Corp.	2,743,584	13,032
*	fuboTV Inc.	1,978,530	6,292
*	Gogo Inc.	458,165	4,641
	ADTRAN Holdings Inc.	476,319	3,496
	ATN International Inc.	71,401	2,782
*	WideOpenWest Inc.	178,737	724
			485,266
Utilities (1.5%)
*	Clean Harbors Inc.	691,490	120,672
	Vistra Corp.	2,538,723	97,792
*	Casella Waste Systems Inc. Class A	808,828	69,123
*	Sunrun Inc.	2,933,535	57,585
	Ormat Technologies Inc.	729,719	55,305
	California Water Service Group	820,457	42,557
*,1	Sunnova Energy International Inc.	1,479,229	22,558
*,1	Net Power Inc.	99,150	1,002
			466,594
Total Common Stocks (Cost $25,992,112)			32,289,250

Small-Cap Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[3,4] Vanguard Market Liquidity Fund, 5.435% (Cost $728,374)	7,286,285	728,483
Total Investments (101.9%) (Cost $26,720,486)		33,017,733
Other Assets and Liabilities—Net (-1.9%)		(620,138)
Net Assets (100%)		32,397,595
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $561,906,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $629,622,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	462	47,302	731

Small-Cap Growth Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
C3.ai Inc. Class A	1/31/24	GSI	11,939	(5.332)	—	(218)
Elastic NV	8/30/24	BANA	3,214	(5.332)	1,280	—
Fisker Inc. Class A	1/31/24	GSI	1,296	(5.331)	102	—
MicroStrategy Inc. Class A	1/31/24	CITNA	10,713	(5.332)	2,822	—
Middleby Corp.	8/30/24	BANA	3,534	(5.332)	572	—
Novocure Ltd.	8/30/24	BANA	2,209	(5.332)	470	—
Super Micro Computer Inc.	1/31/24	CITNA	10,939	(5.332)	386	—
Watsco Inc.	8/30/24	BANA	7,645	(5.332)	893	—
Watsco Inc.	8/30/24	BANA	7,645	(5.332)	893	—
Wolfspeed Inc.	8/30/24	BANA	3,686	(5.332)	650	—
					8,068	(218)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $10,313,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $25,992,112)	32,289,250
Affiliated Issuers (Cost $728,374)	728,483
Total Investments in Securities	33,017,733
Investment in Vanguard	962
Cash Collateral Pledged—Futures Contracts	3,140
Cash Collateral Pledged—Over-the-Counter Swap Contracts	40
Receivables for Investment Securities Sold	29,616
Receivables for Accrued Income	18,978
Receivables for Capital Shares Issued	13,525
Unrealized Appreciation—Over-the-Counter Swap Contracts	8,068
Total Assets	33,092,062
Liabilities
Due to Custodian	27,806
Payables for Investment Securities Purchased	9,321
Collateral for Securities on Loan	629,622
Payables for Capital Shares Redeemed	25,757
Payables to Vanguard	982
Variation Margin Payable—Futures Contracts	761
Unrealized Depreciation—Over-the-Counter Swap Contracts	218
Total Liabilities	694,467
Net Assets	32,397,595
1 Includes $561,906,000 of securities on loan.

Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	32,928,611
Total Distributable Earnings (Loss)	(531,016)
Net Assets	32,397,595

Investor Shares—Net Assets
Applicable to 1,316,714 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	89,484
Net Asset Value Per Share—Investor Shares	$67.96

ETF Shares—Net Assets
Applicable to 64,320,925 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,546,221
Net Asset Value Per Share—ETF Shares	$241.70

Admiral Shares—Net Assets
Applicable to 156,507,375 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,300,222
Net Asset Value Per Share—Admiral Shares	$84.98

Institutional Shares—Net Assets
Applicable to 50,865,473 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,461,668
Net Asset Value Per Share—Institutional Shares	$68.06
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	164,122
Interest[2]	2,226
Securities Lending—Net	45,193
Total Income	211,541
Expenses
The Vanguard Group—Note B
Investment Advisory Services	630
Management and Administrative—Investor Shares	154
Management and Administrative—ETF Shares	7,779
Management and Administrative—Admiral Shares	7,508
Management and Administrative—Institutional Shares	1,597
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—ETF Shares	760
Marketing and Distribution—Admiral Shares	579
Marketing and Distribution—Institutional Shares	108
Custodian Fees	216
Auditing Fees	38
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	513
Shareholders’ Reports—Admiral Shares	156
Shareholders’ Reports—Institutional Shares	100
Trustees’ Fees and Expenses	17
Other Expenses	23
Total Expenses	20,183
Net Investment Income	191,358
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(914,715)
Futures Contracts	(326)
Swap Contracts	(18,542)
Realized Net Gain (Loss)	(933,583)

Small-Cap Growth Index Fund
Statement of Operations (continued)
Year Ended December 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	6,403,205
Futures Contracts	587
Swap Contracts	11,128
Change in Unrealized Appreciation (Depreciation)	6,414,920
Net Increase (Decrease) in Net Assets Resulting from Operations	5,672,695
1	Dividends are net of foreign withholding taxes of $107,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,156,000, ($52,000), $1,000, and ($63,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,429,578,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	191,358	211,970
Realized Net Gain (Loss)	(933,583)	(631,355)
Change in Unrealized Appreciation (Depreciation)	6,414,920	(10,014,591)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,672,695	(10,433,976)
Distributions
Investor Shares	(527)	(378)
ETF Shares	(102,224)	(65,152)
Admiral Shares	(91,073)	(62,927)
Institutional Shares	(23,803)	(16,002)
Total Distributions	(217,627)	(144,459)
Capital Share Transactions
Investor Shares	(6,467)	(30,485)
ETF Shares	962,195	383,979
Admiral Shares	(478,614)	(400,974)
Institutional Shares	(67,568)	230,883
Net Increase (Decrease) from Capital Share Transactions	409,546	183,403
Total Increase (Decrease)	5,864,614	(10,395,032)
Net Assets
Beginning of Period	26,532,981	36,928,013
End of Period	32,397,595	26,532,981
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$56.38	$79.21	$75.20	$55.89	$42.36
Investment Operations
Net Investment Income[1]	.326	.371	.257	.241	.178
Net Realized and Unrealized Gain (Loss) on Investments	11.639	(22.943)	3.938	19.331	13.617
Total from Investment Operations	11.965	(22.572)	4.195	19.572	13.795
Distributions
Dividends from Net Investment Income	(.385)	(.258)	(.185)	(.262)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.385)	(.258)	(.185)	(.262)	(.265)
Net Asset Value, End of Period	$67.96	$56.38	$79.21	$75.20	$55.89
Total Return[2]	21.28%	-28.49%	5.58%	35.12%	32.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89	$80	$149	$209	$171
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%[3]	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.60%	0.32%	0.42%	0.35%
Portfolio Turnover Rate[4]	19%	24%	29%	24%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$200.53	$281.61	$267.36	$198.68	$150.57
Investment Operations
Net Investment Income[1]	1.449	1.623	1.291	1.129	1.175
Net Realized and Unrealized Gain (Loss) on Investments	41.356	(81.603)	13.975	68.729	48.077
Total from Investment Operations	42.805	(79.980)	15.266	69.858	49.252
Distributions
Dividends from Net Investment Income	(1.635)	(1.100)	(1.016)	(1.178)	(1.142)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.635)	(1.100)	(1.016)	(1.178)	(1.142)
Net Asset Value, End of Period	$241.70	$200.53	$281.61	$267.36	$198.68
Total Return	21.42%	-28.40%	5.71%	35.29%	32.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,546	$12,036	$16,379	$14,436	$9,833
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.74%	0.45%	0.55%	0.64%
Portfolio Turnover Rate[3]	19%	24%	29%	24%	18%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$70.51	$99.01	$94.02	$69.87	$52.95
Investment Operations
Net Investment Income[1]	.503	.568	.448	.392	.419
Net Realized and Unrealized Gain (Loss) on Investments	14.542	(28.682)	4.899	24.172	16.902
Total from Investment Operations	15.045	(28.114)	5.347	24.564	17.321
Distributions
Dividends from Net Investment Income	(.575)	(.386)	(.357)	(.414)	(.401)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.575)	(.386)	(.357)	(.414)	(.401)
Net Asset Value, End of Period	$84.98	$70.51	$99.01	$94.02	$69.87
Total Return[2]	21.41%	-28.39%	5.69%	35.30%	32.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,300	$11,482	$16,594	$16,149	$12,717
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.73%	0.45%	0.54%	0.65%
Portfolio Turnover Rate[4]	19%	24%	29%	24%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$56.46	$79.29	$75.29	$55.95	$42.40
Investment Operations
Net Investment Income[1]	.410	.465	.367	.319	.327
Net Realized and Unrealized Gain (Loss) on Investments	11.656	(22.979)	3.927	19.358	13.550
Total from Investment Operations	12.066	(22.514)	4.294	19.677	13.877
Distributions
Dividends from Net Investment Income	(.466)	(.316)	(.294)	(.337)	(.327)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.466)	(.316)	(.294)	(.337)	(.327)
Net Asset Value, End of Period	$68.06	$56.46	$79.29	$75.29	$55.95
Total Return	21.44%	-28.39%	5.70%	35.31%	32.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,462	$2,935	$3,805	$3,676	$3,218
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.75%	0.46%	0.55%	0.64%
Portfolio Turnover Rate[3]	19%	24%	29%	24%	18%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in

Small-Cap Growth Index Fund
respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Small-Cap Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.

Small-Cap Growth Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $962,000, representing less than 0.01% of the fund’s net assets and 0.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	32,289,250	—	—	32,289,250
Temporary Cash Investments	728,483	—	—	728,483
Total	33,017,733	—	—	33,017,733

Derivative Financial Instruments
Assets
Futures Contracts[1]	731	—	—	731
Swap Contracts	—	8,068	—	8,068
Total	731	8,068	—	8,799
Liabilities
Swap Contracts	—	218	—	218
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,429,007
Total Distributable Earnings (Loss)	(1,429,007)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the

Small-Cap Growth Index Fund
recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	23,673
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	6,179,351
Capital Loss Carryforwards	(6,734,040)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(531,016)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	217,627	144,459
Long-Term Capital Gains	—	—
Total	217,627	144,459
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,838,382
Gross Unrealized Appreciation	9,733,509
Gross Unrealized Depreciation	(3,554,158)
Net Unrealized Appreciation (Depreciation)	6,179,351
E.  During the year ended December 31, 2023, the fund purchased $8,945,142,000 of investment securities and sold $8,575,440,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,411,742,000 and $2,826,898,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $1,552,795,000 and sales were $1,110,042,000, resulting in net realized loss of $580,242,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Small-Cap Growth Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,145	181	11,003	172
Issued in Lieu of Cash Distributions	527	8	378	7
Redeemed	(18,139)	(295)	(41,866)	(639)
Net Increase (Decrease)—Investor Shares	(6,467)	(106)	(30,485)	(460)
ETF Shares
Issued	3,836,013	17,299	4,457,870	20,609
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,873,818)	(13,000)	(4,073,891)	(18,750)
Net Increase (Decrease)—ETF Shares	962,195	4,299	383,979	1,859
Admiral Shares
Issued	1,365,432	17,594	1,685,175	21,680
Issued in Lieu of Cash Distributions	80,962	1,033	56,168	800
Redeemed	(1,925,008)	(24,971)	(2,142,317)	(27,226)
Net Increase (Decrease)—Admiral Shares	(478,614)	(6,344)	(400,974)	(4,746)
Institutional Shares
Issued	507,362	8,187	652,486	10,669
Issued in Lieu of Cash Distributions	22,149	353	14,928	265
Redeemed	(597,079)	(9,656)	(436,531)	(6,944)
Net Increase (Decrease)—Institutional Shares	(67,568)	(1,116)	230,883	3,990
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.

Small-Cap Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Value Index Fund Investor Shares	15.86%	11.72%	8.36%	$22,324
CRSP US Small Cap Value Index	15.91	11.84	8.50	22,604
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Value Index Fund ETF Shares Net Asset Value	16.00%	11.85%	8.49%	$22,595
Small-Cap Value Index Fund ETF Shares Market Price	16.08	11.87	8.50	22,605
CRSP US Small Cap Value Index	15.91	11.84	8.50	22,604
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

See Financial Highlights for dividend and capital gains information.

Small-Cap Value Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Value Index Fund Admiral Shares	15.99%	11.85%	8.49%	$22,596
CRSP US Small Cap Value Index	15.91	11.84	8.50	22,604
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Small-Cap Value Index Fund Institutional Shares	15.99%	11.87%	8.51%	$11,311,030
CRSP US Small Cap Value Index	15.91	11.84	8.50	11,301,929
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	14,710,990
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Small-Cap Value Index Fund ETF Shares Market Price	16.08%	75.19%	126.05%
Small-Cap Value Index Fund ETF Shares Net Asset Value	16.00	75.06	125.95
CRSP US Small Cap Value Index	15.91	74.96	126.04
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

Small-Cap Value Index Fund
Fund Allocation
As of December 31, 2023
Basic Materials	5.3%
Consumer Discretionary	16.1
Consumer Staples	3.0
Energy	4.7
Financials	21.2
Health Care	6.0
Industrials	23.8
Real Estate	9.0
Technology	5.7
Telecommunications	1.1
Utilities	4.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Small-Cap Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (5.3%)
	Reliance Steel & Aluminum Co.	1,009,136	282,235
*	Cleveland-Cliffs Inc.	8,867,856	181,082
	United States Steel Corp.	3,525,541	171,518
	Steel Dynamics Inc.	1,350,199	159,458
	UFP Industries Inc.	1,031,571	129,514
	Olin Corp.	2,153,065	116,158
	Alcoa Corp.	3,131,406	106,468
	Commercial Metals Co.	2,054,397	102,802
	Eastman Chemical Co.	1,041,933	93,586
	Element Solutions Inc.	4,031,805	93,296
	Boise Cascade Co.	695,840	90,014
	Timken Co.	1,114,204	89,303
	Mueller Industries Inc.	1,892,485	89,231
*	Valvoline Inc.	2,292,813	86,164
	Chemours Co.	2,604,461	82,145
	Cabot Corp.	972,223	81,181
	Huntsman Corp.	2,965,003	74,511
	FMC Corp.	1,094,527	69,010
	Ashland Inc.	809,463	68,246
	Avient Corp.	1,599,116	66,475
	Innospec Inc.	436,200	53,757
	Sensient Technologies Corp.	741,247	48,922
	Scotts Miracle-Gro Co.	744,205	47,443
	Materion Corp.	362,155	47,127
	Minerals Technologies Inc.	570,861	40,708
	Westlake Corp.	281,030	39,333
	Stepan Co.	372,646	35,234
	Tronox Holdings plc	2,060,588	29,178
	Carpenter Technology Corp.	410,793	29,084
	Hecla Mining Co.	5,142,140	24,734
*	Coeur Mining Inc.	6,065,420	19,773
	Kaiser Aluminum Corp.	268,020	19,080
*	Ecovyst Inc.	1,840,549	17,982
	Koppers Holdings Inc.	348,408	17,845
*	Worthington Steel Inc.	571,952	16,072
		Shares	Market Value• ($000)
	Mativ Holdings Inc.	906,867	13,884
	Schnitzer Steel Industries Inc. Class A	432,882	13,056
	Compass Minerals International Inc.	362,454	9,177
	GrafTech International Ltd.	3,392,113	7,429
			2,762,215
Consumer Discretionary (16.1%)
	Toll Brothers Inc.	1,888,392	194,108
	Williams-Sonoma Inc.	901,506	181,906
	Bath & Body Works Inc.	3,994,053	172,383
	Service Corp. International	2,465,314	168,751
	Lithia Motors Inc. Class A	483,497	159,206
*	American Airlines Group Inc.	11,469,636	157,593
*	BJ's Wholesale Club Holdings Inc.	2,342,624	156,159
*,1	Norwegian Cruise Line Holdings Ltd.	7,465,072	149,600
	Tapestry Inc.	4,026,146	148,202
	BorgWarner Inc.	4,128,761	148,016
	Lear Corp.	1,023,374	144,511
	New York Times Co. Class A	2,730,943	133,789
	PVH Corp.	1,061,805	129,668
	Aramark	4,594,588	129,108
	H&R Block Inc.	2,528,738	122,315
	U-Haul Holding Co. (XNYS)	1,705,006	120,101
	Murphy USA Inc.	336,034	119,816
	Hasbro Inc.	2,315,888	118,249
	Whirlpool Corp.	963,724	117,353
*	Mattel Inc.	6,205,399	117,158
	VF Corp.	6,149,302	115,607
	Meritage Homes Corp.	640,602	111,593
	Interpublic Group of Cos. Inc.	3,365,380	109,846
*	CarMax Inc.	1,394,161	106,988
	Thor Industries Inc.	889,465	105,179

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Dick's Sporting Goods Inc.	710,894	104,466
*	Capri Holdings Ltd.	2,039,699	102,474
	Macy's Inc.	4,809,995	96,777
*	Taylor Morrison Home Corp. Class A	1,794,367	95,729
	Ralph Lauren Corp. Class A	627,926	90,547
*	AutoNation Inc.	596,934	89,648
	Polaris Inc.	941,289	89,206
	Nexstar Media Group Inc. Class A	565,630	88,663
*	Alaska Air Group Inc.	2,252,894	88,021
*	Coty Inc. Class A	7,040,166	87,439
	Academy Sports & Outdoors Inc.	1,307,851	86,318
*	Lyft Inc. Class A	5,732,777	85,934
*	Asbury Automotive Group Inc.	361,064	81,229
	Harley-Davidson Inc.	2,199,213	81,019
	Signet Jewelers Ltd.	748,214	80,253
*,1	GameStop Corp. Class A	4,552,460	79,805
	KB Home	1,252,798	78,250
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,701,456	77,640
*	Abercrombie & Fitch Co. Class A	839,441	74,055
*	Goodyear Tire & Rubber Co.	4,974,694	71,238
	Group 1 Automotive Inc.	230,425	70,220
*	Penn Entertainment Inc.	2,662,787	69,286
	Gap Inc.	3,253,440	68,029
	American Eagle Outfitters Inc.	3,119,523	66,009
*	Light & Wonder Inc.	790,110	64,876
	Advance Auto Parts Inc.	1,044,006	63,716
[1]	Paramount Global Class B	4,296,211	63,541
	Kontoor Brands Inc.	985,850	61,537
*	Tri Pointe Homes Inc.	1,703,018	60,287
	Wendy's Co.	3,077,170	59,943
	Newell Brands Inc.	6,903,382	59,921
	Leggett & Platt Inc.	2,222,581	58,165
	MDC Holdings Inc.	1,048,028	57,904
	Penske Automotive Group Inc.	353,826	56,793
[1]	Avis Budget Group Inc.	317,812	56,335
	Kohl's Corp.	1,941,904	55,694
	Rush Enterprises Inc. Class A	1,082,122	54,431
	TEGNA Inc.	3,457,213	52,895
	Foot Locker Inc.	1,652,093	51,463
*	Helen of Troy Ltd.	416,632	50,333
*	Liberty Media Corp.-Liberty SiriusXM	1,745,010	50,221
		Shares	Market Value• ($000)
	Marriott Vacations Worldwide Corp.	560,869	47,612
	Travel + Leisure Co.	1,207,500	47,201
	Red Rock Resorts Inc. Class A	871,007	46,451
	Carter's Inc.	614,061	45,987
	Bloomin' Brands Inc.	1,523,368	42,883
	Graham Holdings Co. Class B	59,662	41,556
*	Urban Outfitters Inc.	1,139,638	40,674
*	Adtalem Global Education Inc.	663,854	39,134
*	PowerSchool Holdings Inc. Class A	1,593,347	37,539
*	SkyWest Inc.	718,197	37,490
*	Victoria's Secret & Co.	1,355,384	35,972
	Strategic Education Inc.	385,336	35,593
	MillerKnoll Inc.	1,289,021	34,391
	Laureate Education Inc.	2,483,605	34,050
*	Brinker International Inc.	774,948	33,462
	Dana Inc.	2,277,670	33,277
*	ODP Corp.	589,712	33,201
	Worthington Enterprises Inc.	569,381	32,768
	Acushnet Holdings Corp.	515,787	32,582
	HNI Corp.	775,683	32,447
*	JetBlue Airways Corp.	5,843,500	32,431
	PriceSmart Inc.	422,954	32,051
[1]	Nordstrom Inc.	1,706,872	31,492
*	Liberty Media Corp.-Liberty Live Class C	821,945	30,733
*	Central Garden & Pet Co. Class A	681,384	30,008
	Cracker Barrel Old Country Store Inc.	388,370	29,936
*	Under Armour Inc. Class A	3,294,073	28,955
*	National Vision Holdings Inc.	1,370,611	28,687
*	Under Armour Inc. Class C	3,414,850	28,514
*	Knowles Corp.	1,581,345	28,322
	Cheesecake Factory Inc.	805,208	28,190
*	OPENLANE Inc.	1,892,476	28,028
	La-Z-Boy Inc.	754,165	27,844
*	Cinemark Holdings Inc.	1,917,136	27,012
	Steven Madden Ltd.	624,366	26,223
	Oxford Industries Inc.	261,291	26,129
*	Hanesbrands Inc.	5,820,622	25,960
	Upbound Group Inc.	760,657	25,840
	Buckle Inc.	533,001	25,328
*	Sally Beauty Holdings Inc.	1,871,409	24,852
	Phinia Inc.	817,187	24,753

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	PROG Holdings Inc.	782,946	24,201
*	G-III Apparel Group Ltd.	680,152	23,112
	John Wiley & Sons Inc. Class A	727,606	23,094
*	Lions Gate Entertainment Corp. Class B	2,244,470	22,871
*	Hertz Global Holdings Inc.	2,192,218	22,777
[1]	Krispy Kreme Inc.	1,484,834	22,406
[1]	Dillard's Inc. Class A	54,758	22,103
*	Chegg Inc.	1,936,662	22,000
*	Stride Inc.	362,633	21,530
*	AMC Entertainment Holdings Inc. Class A	3,494,689	21,387
	Steelcase Inc. Class A	1,565,907	21,171
	Matthews International Corp. Class A	508,303	18,629
*	American Axle & Manufacturing Holdings Inc.	1,958,567	17,255
*	Sphere Entertainment Co.	497,149	16,883
	Scholastic Corp.	439,531	16,570
[1]	Spirit Airlines Inc.	961,346	15,756
	Monro Inc.	526,083	15,435
	Sturm Ruger & Co. Inc.	312,096	14,185
*	Liberty Media Corp.-Liberty Live Class A	375,430	13,722
*	Vista Outdoor Inc.	460,248	13,610
	Levi Strauss & Co. Class A	792,832	13,113
	Sonic Automotive Inc. Class A	230,990	12,984
*	Udemy Inc.	877,615	12,927
	Dine Brands Global Inc.	258,422	12,831
*	Lions Gate Entertainment Corp. Class A	1,111,446	12,115
[1]	Guess? Inc.	519,071	11,970
	Wolverine World Wide Inc.	1,330,770	11,831
*	U-Haul Holding Co.	155,082	11,135
*	Cars.com Inc.	554,150	10,512
*	AMC Networks Inc. Class A	536,680	10,084
*	Clear Channel Outdoor Holdings Inc.	5,530,210	10,065
*	EW Scripps Co. Class A	1,216,298	9,718
	Camping World Holdings Inc. Class A	354,542	9,310
	Caleres Inc.	297,305	9,136
*	Central Garden & Pet Co.	166,816	8,359
*	GoPro Inc. Class A	2,104,667	7,303
	Sinclair Inc.	559,915	7,296
*	BJ's Restaurants Inc.	194,399	7,000
		Shares	Market Value• ($000)
	Designer Brands Inc. Class A	754,633	6,678
	Rush Enterprises Inc. Class B	124,395	6,590
	Interface Inc. Class A	486,174	6,136
	Smith & Wesson Brands Inc.	406,347	5,510
*	Petco Health & Wellness Co. Inc. Class A	1,417,686	4,480
	Cricut Inc. Class A	508,361	3,350
[1]	Paramount Global Class A	63,933	1,257
			8,383,460
Consumer Staples (3.0%)
	Bunge Global SA	2,835,024	286,196
*	Performance Food Group Co.	2,732,904	188,980
*	US Foods Holding Corp.	3,886,507	176,486
	Ingredion Inc.	1,145,198	124,288
	Molson Coors Beverage Co. Class B	1,589,224	97,276
*	Sprouts Farmers Market Inc.	1,782,051	85,734
	Flowers Foods Inc.	2,962,234	66,680
	Spectrum Brands Holdings Inc.	594,657	47,436
*	Grocery Outlet Holding Corp.	1,567,255	42,253
	Energizer Holdings Inc.	1,256,011	39,790
*	Post Holdings Inc.	423,385	37,283
*	TreeHouse Foods Inc.	872,681	36,173
	Andersons Inc.	562,039	32,340
	Edgewell Personal Care Co.	846,045	30,991
	Universal Corp.	408,527	27,502
	Vector Group Ltd.	2,321,517	26,187
*	Herbalife Ltd.	1,658,157	25,303
	Reynolds Consumer Products Inc.	924,628	24,817
	Weis Markets Inc.	284,190	18,177
	Fresh Del Monte Produce Inc.	678,070	17,799
*	Pilgrim's Pride Corp.	625,627	17,305
*	Hain Celestial Group Inc.	1,580,029	17,301
	Nu Skin Enterprises Inc. Class A	870,224	16,900
*	United Natural Foods Inc.	994,030	16,133
	Seaboard Corp.	4,243	15,148
[1]	B&G Foods Inc.	1,384,601	14,538
	Medifast Inc.	191,711	12,887
*	USANA Health Sciences Inc.	202,107	10,833
	ACCO Brands Corp.	1,588,103	9,656
*	Duckhorn Portfolio Inc.	914,290	9,006

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*,1	BRC Inc. Class A	835,262	3,032
*	Olaplex Holdings Inc.	864,106	2,195
*	Beauty Health Co.	375,420	1,168
			1,577,793
Energy (4.7%)
	Ovintiv Inc.	4,770,999	209,542
	APA Corp.	5,385,857	193,245
	Chesapeake Energy Corp.	2,185,153	168,126
	HF Sinclair Corp.	2,698,504	149,956
*	Southwestern Energy Co.	19,351,440	126,752
	Range Resources Corp.	4,027,069	122,584
	Permian Resources Corp. Class A	8,539,096	116,132
	Chord Energy Corp.	688,875	114,512
	Murphy Oil Corp.	2,577,820	109,970
*	Antero Resources Corp.	4,752,376	107,784
	DT Midstream Inc.	1,704,129	93,386
	PBF Energy Inc. Class A	1,929,796	84,834
	Patterson-UTI Energy Inc.	7,333,434	79,201
	Antero Midstream Corp.	5,890,546	73,809
	Equitrans Midstream Corp.	7,221,995	73,520
	Arcosa Inc.	855,607	70,707
	California Resources Corp.	1,203,832	65,826
	Warrior Met Coal Inc.	912,768	55,651
*	CNX Resources Corp.	2,648,604	52,972
	Arch Resources Inc.	306,225	50,815
	Peabody Energy Corp.	1,955,271	47,552
	Archrock Inc.	2,600,343	40,045
	SM Energy Co.	1,020,117	39,499
	Helmerich & Payne Inc.	784,032	28,398
	Delek US Holdings Inc.	1,064,105	27,454
	World Kinect Corp.	1,007,157	22,943
*	NOW Inc.	1,872,256	21,194
	CVR Energy Inc.	619,541	18,772
[1]	Crescent Energy Co. Class A	1,404,424	18,552
*	Callon Petroleum Co.	536,488	17,382
*	MRC Global Inc.	1,410,479	15,529
*	ProPetro Holding Corp.	1,650,290	13,829
	Vitesse Energy Inc.	380,253	8,324
	Core Laboratories Inc.	411,427	7,266
*	ProFrac Holding Corp. Class A	421,142	3,571
*	OPAL Fuels Inc. Class A	160,016	883
			2,450,517
Financials (21.2%)
	First Citizens BancShares Inc. Class A	177,991	252,564
	Equitable Holdings Inc.	5,947,677	198,058
		Shares	Market Value• ($000)
	Reinsurance Group of America Inc.	1,157,315	187,230
	RenaissanceRe Holdings Ltd.	921,950	180,702
	Carlyle Group Inc.	4,437,133	180,547
	East West Bancorp Inc.	2,475,277	178,096
	Annaly Capital Management Inc.	8,788,436	170,232
	Ally Financial Inc.	4,769,808	166,562
	Assurant Inc.	923,657	155,627
	Webster Financial Corp.	3,022,268	153,410
	American Financial Group Inc.	1,250,649	148,690
	Brown & Brown Inc.	1,999,884	142,212
	First Horizon Corp.	9,805,297	138,843
	Invesco Ltd.	7,739,393	138,071
	Voya Financial Inc.	1,836,194	133,969
	SEI Investments Co.	2,080,873	132,239
	Unum Group	2,912,329	131,696
	Old Republic International Corp.	4,432,634	130,319
	Comerica Inc.	2,316,847	129,303
	Primerica Inc.	615,395	126,624
	New York Community Bancorp Inc.	12,059,675	123,370
	Western Alliance Bancorp	1,827,166	120,209
	Stifel Financial Corp.	1,702,442	117,724
[1]	AGNC Investment Corp.	11,793,379	115,693
	Zions Bancorp NA	2,603,017	114,194
	SouthState Corp.	1,336,591	112,875
	First American Financial Corp.	1,722,137	110,975
	Commerce Bancshares Inc.	2,063,989	110,238
	Cullen/Frost Bankers Inc.	1,012,926	109,892
[1]	Starwood Property Trust Inc.	5,222,084	109,768
	Prosperity Bancshares Inc.	1,564,560	105,968
	Selective Insurance Group Inc.	1,062,931	105,740
	Jefferies Financial Group Inc.	2,588,400	104,597
	Popular Inc.	1,268,090	104,072
	OneMain Holdings Inc.	2,104,102	103,522
	Evercore Inc. Class A	595,806	101,913
	RLI Corp.	760,327	101,215
	Wintrust Financial Corp.	1,076,384	99,835
	Bank OZK	1,988,426	99,083
	Columbia Banking System Inc.	3,659,660	97,640
	Globe Life Inc.	785,750	95,642
	Cadence Bank	3,204,250	94,814
	MGIC Investment Corp.	4,866,721	93,879
	Essent Group Ltd.	1,779,841	93,869

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Synovus Financial Corp.	2,442,151	91,947
	Rithm Capital Corp.	8,482,218	90,590
	Affiliated Managers Group Inc.	593,364	89,847
	United Bankshares Inc.	2,371,723	89,058
	Old National Bancorp	5,143,833	86,879
	FNB Corp.	6,308,402	86,867
	Valley National Bancorp	7,571,772	82,229
	Home BancShares Inc.	3,192,912	80,876
	Glacier Bancorp Inc.	1,945,586	80,392
	Lincoln National Corp.	2,977,094	80,292
*	American Equity Investment Life Holding Co.	1,389,680	77,544
	Radian Group Inc.	2,687,851	76,738
	SLM Corp.	3,970,492	75,916
	Axis Capital Holdings Ltd.	1,345,748	74,514
	FirstCash Holdings Inc.	672,738	72,918
	First Financial Bankshares Inc.	2,379,147	72,088
*	Mr Cooper Group Inc.	1,097,944	71,498
	Jackson Financial Inc. Class A	1,395,086	71,428
	Assured Guaranty Ltd.	954,148	71,399
	Janus Henderson Group plc	2,325,352	70,109
	Hancock Whitney Corp.	1,436,294	69,790
	Hanover Insurance Group Inc.	564,565	68,549
*	Enstar Group Ltd.	225,114	66,262
	Lazard Ltd. Class A	1,879,514	65,407
	White Mountains Insurance Group Ltd.	42,671	64,220
	Walker & Dunlop Inc.	557,533	61,892
	Ameris Bancorp	1,151,130	61,067
*	Brighthouse Financial Inc.	1,126,239	59,601
	United Community Banks Inc.	1,983,377	58,034
	UMB Financial Corp.	681,307	56,923
	Pinnacle Financial Partners Inc.	639,970	55,818
*	Texas Capital Bancshares Inc.	842,769	54,468
	Cathay General Bancorp	1,211,280	53,987
	Associated Banc-Corp	2,516,621	53,831
	International Bancshares Corp.	980,289	53,249
	Artisan Partners Asset Management Inc. Class A	1,201,690	53,091
*	Genworth Financial Inc. Class A	7,911,518	52,849
	CNO Financial Group Inc.	1,869,404	52,156
	Kemper Corp.	1,067,942	51,977
		Shares	Market Value• ($000)
	Piper Sandler Cos.	295,156	51,614
	First Hawaiian Inc.	2,239,311	51,191
[1]	Blackstone Mortgage Trust Inc. Class A	2,392,473	50,888
	Bank of Hawaii Corp.	697,498	50,541
*	Axos Financial Inc.	911,764	49,782
	TPG Inc. Class A	1,142,355	49,315
	Pacific Premier Bancorp Inc.	1,682,645	48,982
	WSFS Financial Corp.	1,065,634	48,945
	Community Bank System Inc.	936,782	48,816
	Federated Hermes Inc. Class B	1,437,773	48,683
	First Interstate BancSystem Inc. Class A	1,565,825	48,149
	Independent Bank Corp.	730,923	48,102
	Atlantic Union Bankshares Corp.	1,316,292	48,097
	Fulton Financial Corp.	2,881,548	47,430
	First Bancorp	2,877,301	47,332
	CVB Financial Corp.	2,322,603	46,893
	BGC Group Inc. Class A	6,446,842	46,546
[1]	Arbor Realty Trust Inc.	2,977,116	45,193
	BankUnited Inc.	1,305,196	42,328
	Simmons First National Corp. Class A	2,086,248	41,391
	Eastern Bankshares Inc.	2,785,943	39,560
	First Merchants Corp.	1,049,981	38,933
	PennyMac Financial Services Inc.	437,965	38,703
	First Financial Bancorp	1,585,198	37,648
	WaFd Inc.	1,136,838	37,470
	BOK Financial Corp.	403,036	34,520
	Towne Bank	1,149,587	34,212
	Park National Corp.	254,328	33,790
	NBT Bancorp Inc.	784,239	32,867
	Moelis & Co. Class A	584,799	32,825
	Banner Corp.	602,180	32,253
	Renasant Corp.	934,869	31,486
	Independent Bank Group Inc.	614,642	31,273
	WesBanco Inc.	988,471	31,008
	OFG Bancorp	824,748	30,912
	BancFirst Corp.	317,312	30,884
	Virtu Financial Inc. Class A	1,505,746	30,506
	Apollo Commercial Real Estate Finance Inc.	2,477,701	29,088
	Virtus Investment Partners Inc.	120,188	29,057
	ServisFirst Bancshares Inc.	429,214	28,599
	Hilltop Holdings Inc.	803,286	28,284
	Claros Mortgage Trust Inc.	2,066,403	28,165

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Northwest Bancshares Inc.	2,238,160	27,932
	City Holding Co.	248,106	27,356
	Navient Corp.	1,449,554	26,991
	Trustmark Corp.	962,577	26,837
	Westamerica Bancorp	469,253	26,471
	First Commonwealth Financial Corp.	1,708,078	26,373
	National Bank Holdings Corp. Class A	664,989	24,731
	Hope Bancorp Inc.	2,010,575	24,288
[1]	Compass Diversified Holdings	1,069,457	24,009
	Two Harbors Investment Corp.	1,683,625	23,453
	Horace Mann Educators Corp.	714,592	23,367
	Ladder Capital Corp. Class A	1,998,932	23,008
	Provident Financial Services Inc.	1,265,210	22,812
	PennyMac Mortgage Investment Trust	1,516,079	22,665
*	Cannae Holdings Inc.	1,113,511	21,725
	S&T Bancorp Inc.	639,707	21,379
	MFA Financial Inc.	1,782,277	20,086
*	Encore Capital Group Inc.	393,611	19,976
	Chimera Investment Corp.	3,993,885	19,929
	Franklin BSP Realty Trust Inc.	1,435,032	19,387
*	SiriusPoint Ltd.	1,623,159	18,829
	Safety Insurance Group Inc.	247,506	18,808
	Nelnet Inc. Class A	211,259	18,637
	Mercury General Corp.	487,624	18,193
	Berkshire Hills Bancorp Inc.	730,679	18,143
	Employers Holdings Inc.	452,978	17,847
*	PRA Group Inc.	656,615	17,203
	BrightSpire Capital Inc. Class A	2,289,649	17,035
[1]	ARMOUR Residential REIT Inc.	862,909	16,671
	Enact Holdings Inc.	562,533	16,252
	Brookline Bancorp Inc.	1,486,815	16,221
	National Western Life Group Inc. Class A	33,278	16,074
*	LendingClub Corp.	1,834,582	16,034
	WisdomTree Inc.	2,250,273	15,594
	Redwood Trust Inc.	2,083,153	15,436
	StepStone Group Inc. Class A	479,506	15,263
	F&G Annuities & Life Inc.	331,346	15,242
	Eagle Bancorp Inc.	500,720	15,092
		Shares	Market Value• ($000)
	Capitol Federal Financial Inc.	2,274,426	14,670
*	Ambac Financial Group Inc.	756,080	12,460
	ProAssurance Corp.	897,648	12,379
	Tompkins Financial Corp.	202,150	12,176
	Heartland Financial USA Inc.	319,272	12,008
	Victory Capital Holdings Inc. Class A	348,594	12,006
	KKR Real Estate Finance Trust Inc.	854,685	11,307
*	Columbia Financial Inc.	461,969	8,907
	Kearny Financial Corp.	966,176	8,667
	United Fire Group Inc.	422,676	8,504
*	World Acceptance Corp.	60,302	7,871
	GCM Grosvenor Inc. Class A	723,128	6,479
*	AssetMark Financial Holdings Inc.	196,149	5,875
[1]	UWM Holdings Corp. Class A	784,473	5,609
*	loanDepot Inc. Class A	1,057,297	3,722
	TPG RE Finance Trust Inc.	548,417	3,565
	Associated Capital Group Inc. Class A	24,652	880
			11,032,716
Health Care (6.0%)
*	United Therapeutics Corp.	825,314	181,478
*	Karuna Therapeutics Inc.	563,340	178,303
	Universal Health Services Inc. Class B	1,017,930	155,173
*	Tenet Healthcare Corp.	1,783,928	134,811
	DENTSPLY SIRONA Inc.	3,722,101	132,470
*	Jazz Pharmaceuticals plc	1,050,710	129,237
*	Elanco Animal Health Inc.	8,657,890	129,003
*	Acadia Healthcare Co. Inc.	1,538,932	119,667
	Encompass Health Corp.	1,761,056	117,498
	Teleflex Inc.	412,362	102,818
*	DaVita Inc.	881,100	92,304
*	Henry Schein Inc.	1,145,643	86,737
*	Bridgebio Pharma Inc.	1,992,839	80,451
	Perrigo Co. plc	2,377,356	76,503
*	Envista Holdings Corp.	3,007,659	72,364
*	Catalent Inc.	1,502,488	67,507
	Organon & Co.	4,485,621	64,683
*	Azenta Inc.	984,582	64,136
*	Madrigal Pharmaceuticals Inc.	277,127	64,122
*	Integer Holdings Corp.	584,829	57,945

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Bio-Rad Laboratories Inc. Class A	179,389	57,923
*	Amedisys Inc.	572,744	54,445
*	Fortrea Holdings Inc.	1,558,080	54,377
*	Prestige Consumer Healthcare Inc.	870,465	53,290
*	Krystal Biotech Inc.	420,648	52,186
*	Integra LifeSciences Holdings Corp.	1,166,153	50,786
*	Enovis Corp.	862,181	48,299
	Premier Inc. Class A	2,099,414	46,943
*	Pacific Biosciences of California Inc.	4,692,414	46,033
*	Nuvalent Inc. Class A	602,061	44,306
	Patterson Cos. Inc.	1,513,413	43,057
*	Immunovant Inc.	1,015,299	42,775
	Select Medical Holdings Corp.	1,799,336	42,284
*	Iovance Biotherapeutics Inc.	4,037,199	32,822
*	Myriad Genetics Inc.	1,490,473	28,528
*	Supernus Pharmaceuticals Inc.	913,295	26,431
*	Owens & Minor Inc.	1,273,036	24,531
	National HealthCare Corp.	229,381	21,199
*	Ligand Pharmaceuticals Inc.	291,673	20,831
*	ICU Medical Inc.	201,757	20,123
	Embecta Corp.	1,009,375	19,107
*	Avanos Medical Inc.	817,986	18,347
*	Brookdale Senior Living Inc.	3,149,463	18,330
*	Innoviva Inc.	1,015,764	16,293
*	Omnicell Inc.	399,934	15,050
*	Amneal Pharmaceuticals Inc.	2,444,083	14,836
*	Varex Imaging Corp.	713,227	14,621
*	Pediatrix Medical Group Inc.	1,479,731	13,761
*	Healthcare Services Group Inc.	1,300,580	13,487
*	Agios Pharmaceuticals Inc.	492,216	10,962
*	Multiplan Corp.	6,863,382	9,883
*	Kiniksa Pharmaceuticals Ltd. Class A	530,071	9,297
*	Enhabit Inc.	882,903	9,138
*	Day One Biopharmaceuticals Inc.	536,617	7,835
*	OPKO Health Inc.	3,403,831	5,140
*	23andMe Holding Co. Class A	2,610,228	2,384
	Phibro Animal Health Corp. Class A	179,247	2,076
*,1	ProKidney Corp. Class A	236,672	421
		Shares	Market Value• ($000)
*	Neumora Therapeutics Inc.	4,984	85
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
*,2	OmniAb Inc. 12.5 Earnout	53,581	—
*,2	OmniAb Inc. 15 Earnout	53,581	—
			3,119,432
Industrials (23.7%)
*	Builders FirstSource Inc.	2,166,419	361,662
	Booz Allen Hamilton Holding Corp. Class A	2,289,466	292,846
	IDEX Corp.	1,327,911	288,303
	Carlisle Cos. Inc.	854,890	267,093
	RPM International Inc.	2,262,304	252,541
	Owens Corning	1,560,899	231,372
	AECOM	2,388,022	220,725
	Pentair plc	2,903,898	211,142
	Allegion plc	1,541,700	195,318
	Westrock Co.	4,504,909	187,044
	Huntington Ingalls Industries Inc.	697,654	181,139
	EMCOR Group Inc.	826,228	177,994
	Regal Rexnord Corp.	1,165,365	172,497
	nVent Electric plc	2,914,032	172,190
	ITT Inc.	1,442,388	172,106
*	XPO Inc.	1,935,352	169,517
	Fortune Brands Innovations Inc.	2,214,878	168,641
	Tetra Tech Inc.	935,294	156,129
	WESCO International Inc.	897,229	156,010
	Robert Half Inc.	1,767,037	155,358
	Knight-Swift Transportation Holdings Inc. Class A	2,693,268	155,267
	Hubbell Inc. Class B	470,903	154,894
	AptarGroup Inc.	1,155,466	142,839
	Donaldson Co. Inc.	2,118,453	138,441
	AGCO Corp.	1,118,097	135,748
	Graphic Packaging Holding Co.	5,376,282	132,525
*	Axalta Coating Systems Ltd.	3,866,355	131,340
	Berry Global Group Inc.	1,927,562	129,898
*	API Group Corp.	3,724,327	128,862
	Oshkosh Corp.	1,149,257	124,591
*	FTI Consulting Inc.	623,821	124,234
	MKS Instruments Inc.	1,175,704	120,945
	Applied Industrial Technologies Inc.	680,993	117,601
*	Fluor Corp.	2,993,318	117,248
	Brunswick Corp.	1,208,863	116,958
	Acuity Brands Inc.	543,754	111,377
	MSA Safety Inc.	656,213	110,788
*	Atkore Inc.	655,702	104,912

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Crane Co.	848,638	100,258
	Watts Water Technologies Inc. Class A	480,921	100,195
	Sensata Technologies Holding plc	2,655,726	99,776
*	Mohawk Industries Inc.	951,268	98,456
	Howmet Aerospace Inc.	1,809,962	97,955
	Crown Holdings Inc.	1,060,123	97,627
	Sonoco Products Co.	1,721,473	96,179
	Flowserve Corp.	2,302,347	94,903
	Vontier Corp.	2,712,558	93,719
	Sealed Air Corp.	2,534,372	92,555
	Allison Transmission Holdings Inc.	1,570,570	91,329
	Esab Corp.	1,004,644	87,022
*	Beacon Roofing Supply Inc.	997,426	86,796
	Valmont Industries Inc.	367,208	85,747
	Ryder System Inc.	738,837	85,011
	CH Robinson Worldwide Inc.	972,563	84,020
*	Kirby Corp.	1,037,115	81,393
	MSC Industrial Direct Co. Inc. Class A	803,724	81,385
	Louisiana-Pacific Corp.	1,138,774	80,659
*	Summit Materials Inc. Class A	2,090,070	80,384
	Air Lease Corp. Class A	1,850,819	77,623
	HB Fuller Co.	949,685	77,314
*	SPX Technologies Inc.	760,882	76,857
	Western Union Co.	6,394,327	76,220
*	ASGN Inc.	786,764	75,663
	GATX Corp.	622,930	74,889
	Moog Inc. Class A	504,414	73,029
	Woodward Inc.	526,705	71,700
	EnerSys	708,766	71,557
	Zurn Elkay Water Solutions Corp.	2,426,010	71,349
	MDU Resources Group Inc.	3,574,058	70,766
*	Middleby Corp.	470,315	69,216
	ManpowerGroup Inc.	856,437	68,061
	Brink's Co.	751,032	66,053
*	Knife River Corp.	992,582	65,689
	Terex Corp.	1,121,843	64,461
	Comfort Systems USA Inc.	313,365	64,450
*	Spirit AeroSystems Holdings Inc. Class A	2,011,845	63,936
	Matson Inc.	582,365	63,827
	Silgan Holdings Inc.	1,401,250	63,407
	Otter Tail Corp.	731,855	62,186
*	GMS Inc.	712,306	58,715
	Hillenbrand Inc.	1,226,732	58,699
	Enpro Inc.	366,788	57,490
		Shares	Market Value• ($000)
*,1	Aurora Innovation Inc. Class A	13,047,982	57,020
	Belden Inc.	731,313	56,494
	Encore Wire Corp.	262,957	56,168
	Genpact Ltd.	1,591,449	55,239
	Korn Ferry	924,735	54,883
	Albany International Corp. Class A	547,374	53,763
	ESCO Technologies Inc.	452,292	52,932
*	Alight Inc. Class A	6,155,004	52,502
	ABM Industries Inc.	1,149,958	51,553
	McGrath RentCorp	429,671	51,397
	Vestis Corp.	2,293,888	48,493
	UniFirst Corp.	265,031	48,477
	Crane NXT Co.	847,199	48,180
*	Hub Group Inc. Class A	520,000	47,809
*	RXO Inc.	2,052,617	47,744
	Griffon Corp.	778,004	47,419
	ArcBest Corp.	394,396	47,410
	EVERTEC Inc.	1,154,445	47,263
	Werner Enterprises Inc.	1,112,349	47,130
*	Resideo Technologies Inc.	2,434,654	45,820
*	O-I Glass Inc.	2,714,777	44,468
	Brady Corp. Class A	746,862	43,833
*	MasTec Inc.	553,187	41,887
	ADT Inc.	6,084,232	41,494
	Granite Construction Inc.	770,765	39,201
	Trinity Industries Inc.	1,436,326	38,192
*	Gates Industrial Corp. plc	2,778,969	37,294
*	AAR Corp.	588,189	36,703
*,1	Joby Aviation Inc.	5,497,153	36,556
*	OSI Systems Inc.	283,009	36,522
	Kennametal Inc.	1,396,186	36,008
*	AvidXchange Holdings Inc.	2,849,848	35,310
*	Huron Consulting Group Inc.	328,636	33,784
*	Mirion Technologies Inc. Class A	3,248,454	33,297
	Standex International Corp.	208,574	33,034
*	Hillman Solutions Corp.	3,415,579	31,457
*	NCR Atleos Corp.	1,237,066	30,048
	Primoris Services Corp.	888,274	29,500
	Bread Financial Holdings Inc.	864,383	28,473
	H&E Equipment Services Inc.	542,829	28,401
*	Dycom Industries Inc.	245,400	28,243
	Greif Inc. Class A	427,419	28,034
	Barnes Group Inc.	847,633	27,658
*	CoreCivic Inc.	1,890,220	27,465
*	JELD-WEN Holding Inc.	1,417,779	26,768
*	Rocket Lab USA Inc.	4,701,694	26,000

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	AZZ Inc.	419,394	24,363
	Greenbrier Cos. Inc.	520,725	23,006
	Kforce Inc.	328,369	22,185
	Wabash National Corp.	811,888	20,801
	Apogee Enterprises Inc.	388,609	20,756
*	Thermon Group Holdings Inc.	593,434	19,328
*	Air Transport Services Group Inc.	1,092,058	19,231
	TriMas Corp.	729,363	18,475
	Quanex Building Products Corp.	580,964	17,760
*	Proto Labs Inc.	454,524	17,708
	International Seaways Inc.	387,558	17,626
	Schneider National Inc. Class B	658,020	16,747
*	Hayward Holdings Inc.	1,221,815	16,617
	Deluxe Corp.	769,477	16,505
*	Masonite International Corp.	192,677	16,312
	Astec Industries Inc.	400,447	14,897
	Enerpac Tool Group Corp. Class A	478,544	14,878
	First Advantage Corp.	894,496	14,822
*	American Woodmark Corp.	144,556	13,422
	Helios Technologies Inc.	290,753	13,186
	Pitney Bowes Inc.	2,950,292	12,981
	Kaman Corp.	497,694	11,920
	Heartland Express Inc.	835,025	11,907
	Kelly Services Inc. Class A	534,609	11,558
	Hyster-Yale Materials Handling Inc.	181,137	11,265
*	Triumph Group Inc.	676,829	11,222
*	Conduent Inc.	3,061,651	11,175
	REV Group Inc.	522,261	9,489
	Pactiv Evergreen Inc.	628,664	8,619
	National Presto Industries Inc.	93,543	7,510
*	ZipRecruiter Inc. Class A	533,901	7,421
	TTEC Holdings Inc.	334,135	7,241
*,1	Atmus Filtration Technologies Inc.	300,871	7,067
	Gorman-Rupp Co.	196,069	6,966
*	BrightView Holdings Inc.	659,447	5,553
*	Forrester Research Inc.	203,288	5,450
*	Advantage Solutions Inc.	1,437,287	5,203
	Kronos Worldwide Inc.	405,264	4,028
*	Green Dot Corp. Class A	393,028	3,891
	Greif Inc. Class B	34,179	2,256
*,1	MSP Recovery Inc.	45,674	104
			12,365,398
		Shares	Market Value• ($000)
Real Estate (8.9%)
	Kimco Realty Corp.	10,887,394	232,010
	Gaming & Leisure Properties Inc.	4,455,101	219,859
	Boston Properties Inc.	2,481,508	174,127
*	Jones Lang LaSalle Inc.	835,599	157,820
	EastGroup Properties Inc.	813,920	149,387
	Federal Realty Investment Trust	1,433,963	147,770
	NNN REIT Inc.	3,205,666	138,164
	Omega Healthcare Investors Inc.	4,304,192	131,967
	STAG Industrial Inc.	3,190,402	125,255
	Brixmor Property Group Inc.	5,282,277	122,919
	First Industrial Realty Trust Inc.	2,324,526	122,433
	Agree Realty Corp.	1,766,469	111,199
	Regency Centers Corp.	1,622,186	108,686
	Healthpeak Properties Inc.	4,800,564	95,051
	Camden Property Trust	937,042	93,039
	Apartment Income REIT Corp. Class A	2,580,538	89,622
	Rayonier Inc.	2,601,815	86,927
	Vornado Realty Trust	3,009,053	85,006
	Lamar Advertising Co. Class A	768,521	81,678
*	Zillow Group Inc. Class C	1,359,223	78,645
	PotlatchDeltic Corp.	1,392,735	68,383
	Cousins Properties Inc.	2,663,074	64,846
	EPR Properties	1,322,118	64,057
	Apple Hospitality REIT Inc.	3,613,777	60,025
	Macerich Co.	3,780,063	58,326
	Sabra Health Care REIT Inc.	4,057,472	57,900
	Broadstone Net Lease Inc.	3,285,889	56,583
	Physicians Realty Trust	4,191,420	55,788
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,952,815	53,859
	Park Hotels & Resorts Inc.	3,500,167	53,553
[1]	Medical Properties Trust Inc.	10,499,352	51,552
[1]	SL Green Realty Corp.	1,129,825	51,034
	LXP Industrial Trust	5,135,574	50,945
	COPT Defense Properties	1,975,128	50,623
	Tanger Inc.	1,756,178	48,681
	CareTrust REIT Inc.	2,090,741	46,791
	SITE Centers Corp.	3,306,458	45,067

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Highwoods Properties Inc.	1,854,452	42,578
	Kilroy Realty Corp.	1,028,498	40,975
	National Health Investors Inc.	723,674	40,417
	Douglas Emmett Inc.	2,779,080	40,297
	Global Net Lease Inc.	4,040,120	40,199
	Sunstone Hotel Investors Inc.	3,604,210	38,673
	Phillips Edison & Co. Inc.	1,049,109	38,272
	Outfront Media Inc.	2,605,544	36,373
	Urban Edge Properties	1,960,106	35,870
	DiamondRock Hospitality Co.	3,675,561	34,514
*	Cushman & Wakefield plc	3,187,706	34,427
	Equity Commonwealth	1,785,368	34,279
	Pebblebrook Hotel Trust	2,112,480	33,757
	Retail Opportunity Investments Corp.	2,097,325	29,426
	JBG SMITH Properties	1,676,867	28,524
	InvenTrust Properties Corp.	1,124,053	28,484
	Acadia Realty Trust	1,670,265	28,378
	Xenia Hotels & Resorts Inc.	1,852,513	25,231
	DigitalBridge Group Inc.	1,430,413	25,089
	Service Properties Trust	2,919,364	24,931
	Newmark Group Inc. Class A	2,251,924	24,681
	Getty Realty Corp.	835,290	24,407
	Uniti Group Inc.	4,202,659	24,291
	Alexander & Baldwin Inc.	1,269,447	24,145
*	Compass Inc. Class A	6,379,995	23,989
	LTC Properties Inc.	729,366	23,427
	Hudson Pacific Properties Inc.	2,481,776	23,105
*	GEO Group Inc.	2,109,338	22,844
	Elme Communities	1,546,765	22,583
*	Howard Hughes Holdings Inc.	263,149	22,512
	Empire State Realty Trust Inc. Class A	2,274,975	22,045
	Veris Residential Inc.	1,380,441	21,714
	RPT Realty	1,509,597	19,368
*	Zillow Group Inc. Class A	340,500	19,313
*	Apartment Investment & Management Co. Class A	2,310,621	18,092
	Marcus & Millichap Inc.	405,410	17,708
	Brandywine Realty Trust	3,031,018	16,368
	American Assets Trust Inc.	695,310	15,651
	Piedmont Office Realty Trust Inc. Class A	2,178,871	15,492
		Shares	Market Value• ($000)
	Centerspace	265,103	15,429
*	Anywhere Real Estate Inc.	1,846,285	14,973
	Kennedy-Wilson Holdings Inc.	921,632	11,410
*	Forestar Group Inc.	307,588	10,172
	Saul Centers Inc.	231,963	9,109
	RMR Group Inc. Class A	262,825	7,420
	Summit Hotel Properties Inc.	900,013	6,048
	Bridge Investment Group Holdings Inc. Class A	535,953	5,242
	Alexander's Inc.	20,232	4,321
*,2	Spirit MTA REIT	334,911	—
			4,656,130
Technology (5.6%)
	Jabil Inc.	2,135,110	272,013
*	F5 Inc.	1,048,885	187,729
	KBR Inc.	2,371,771	131,420
	Leidos Holdings Inc.	1,207,934	130,747
*	CACI International Inc. Class A	391,409	126,762
*	Arrow Electronics Inc.	951,693	116,344
	Science Applications International Corp.	930,110	115,631
*	Insight Enterprises Inc.	571,621	101,286
	Concentrix Corp.	994,798	97,699
	TD SYNNEX Corp.	892,643	96,057
*	Kyndryl Holdings Inc.	4,025,914	83,658
	Avnet Inc.	1,587,671	80,019
*	Cirrus Logic Inc.	945,787	78,680
*	Synaptics Inc.	689,082	78,610
*	DXC Technology Co.	3,397,606	77,703
*	Teradata Corp.	1,716,237	74,673
	Amkor Technology Inc.	2,156,198	71,737
*	IAC Inc.	1,264,031	66,210
	Dun & Bradstreet Holdings Inc.	5,005,520	58,565
*	Coherent Corp.	1,328,907	57,847
	Vishay Intertechnology Inc.	2,215,040	53,094
*	Plexus Corp.	481,890	52,107
*	Ziff Davis Inc.	766,337	51,490
*	CCC Intelligent Solutions Holdings Inc.	4,455,587	50,749
*	Sanmina Corp.	947,412	48,669
*	Parsons Corp.	736,290	46,173
	Progress Software Corp.	764,465	41,510
*	Blackbaud Inc.	472,455	40,962
*	NCR Voyix Corp.	2,353,214	39,793
	Xerox Holdings Corp.	1,939,922	35,559
*	Verint Systems Inc.	1,070,029	28,923
*	TTM Technologies Inc.	1,701,218	26,896
	CSG Systems International Inc.	496,465	26,417

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	NetScout Systems Inc.	1,181,202	25,927
*	Informatica Inc. Class A	870,046	24,701
*	RingCentral Inc. Class A	700,467	23,781
	Adeia Inc.	1,792,073	22,204
*	Veradigm Inc.	1,827,262	19,168
*	ScanSource Inc.	439,704	17,417
	Benchmark Electronics Inc.	596,909	16,499
*	MaxLinear Inc. Class A	645,691	15,348
*	E2open Parent Holdings Inc.	3,472,236	15,243
	Methode Electronics Inc.	602,523	13,695
*	Cerence Inc.	674,887	13,268
*	Bumble Inc. Class A	842,203	12,414
*	Semtech Corp.	564,517	12,369
*	Couchbase Inc.	538,835	12,135
*	SolarWinds Corp.	876,293	10,945
*,1	Klaviyo Inc. Class A	385,526	10,710
*	Thoughtworks Holding Inc.	1,681,552	8,088
*	N-able Inc.	563,771	7,470
*	Digital Turbine Inc.	846,771	5,809
*,1	Getty Images Holdings Inc.	885,752	4,650
*,1	Maplebear Inc.	2,385	56
			2,937,629
Telecommunications (1.1%)
	Juniper Networks Inc.	5,601,221	165,124
*	Frontier Communications Parent Inc.	4,318,627	109,434
*	Viasat Inc.	1,965,995	54,949
*	Viavi Solutions Inc.	3,901,468	39,288
	Telephone & Data Systems Inc.	1,765,218	32,392
*	Lumen Technologies Inc.	17,683,952	32,362
*	Lumentum Holdings Inc.	589,380	30,895
*	DISH Network Corp. Class A	4,427,992	25,549
	InterDigital Inc.	226,304	24,563
*	Altice USA Inc. Class A	3,830,480	12,449
*	United States Cellular Corp.	228,935	9,510
*,1	EchoStar Corp. Class A	536,908	8,897
*	CommScope Holding Co. Inc.	1,776,206	5,009
*	Xperi Inc.	364,051	4,012
*	WideOpenWest Inc.	221,374	896
			555,329
Utilities (4.1%)
	Atmos Energy Corp.	2,420,028	280,481
	NRG Energy Inc.	3,965,679	205,026
	Essential Utilities Inc.	4,318,087	161,280
		Shares	Market Value• ($000)
	Pinnacle West Capital Corp.	1,990,731	143,014
	OGE Energy Corp.	3,519,459	122,935
	UGI Corp.	3,674,709	90,398
	IDACORP Inc.	888,305	87,338
	National Fuel Gas Co.	1,614,408	80,995
*	Stericycle Inc.	1,623,345	80,453
	Portland General Electric Co.	1,774,588	76,911
	New Jersey Resources Corp.	1,718,027	76,590
	Southwest Gas Holdings Inc.	1,188,874	75,315
	Black Hills Corp.	1,195,960	64,522
	PNM Resources Inc.	1,506,493	62,670
	ONE Gas Inc.	973,047	62,002
	ALLETE Inc.	1,008,580	61,685
	Northwestern Energy Group Inc.	1,074,722	54,693
	Spire Inc.	876,978	54,671
	American States Water Co.	648,783	52,175
	Avista Corp.	1,357,542	48,518
	MGE Energy Inc.	634,514	45,882
	Clearway Energy Inc. Class C	1,452,253	39,835
[1]	Hawaiian Electric Industries Inc.	1,919,988	27,245
	Northwest Natural Holding Co.	618,095	24,069
	Clearway Energy Inc. Class A	599,691	15,340
*	Enviri Corp.	703,842	6,335
	Excelerate Energy Inc. Class A	323,802	5,006
*,1	NuScale Power Corp. Class A	1,012,512	3,331
*,1	Net Power Inc.	122,118	1,233
			2,109,948
Total Common Stocks (Cost $40,798,528)			51,950,567

Small-Cap Value Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[3,4] Vanguard Market Liquidity Fund, 5.435% (Cost $538,297)	5,386,280	538,520
Total Investments (100.7%) (Cost $41,336,825)		52,489,087
Other Assets and Liabilities—Net (-0.7%)		(356,550)
Net Assets (100%)		52,132,537
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $359,227,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $392,410,000 was received for securities on loan, of which $390,365,000 is held in Vanguard Market Liquidity Fund and $2,045,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	609	62,352	1,515

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atmos Energy Corp.	1/31/24	CITNA	21,396	(5.332)	455	—
Blackstone Mortgage Trust Inc. Class A	1/31/24	GSI	10,776	(5.331)	—	(286)
Bridgebio Pharma Inc.	8/30/24	BANA	8,613	(5.332)	3,462	—
Dick's Sporting Goods Inc.	1/31/24	CITNA	33,826	(5.332)	4,501	—

Small-Cap Value Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Invesco Ltd.	8/30/24	BANA	2,283	(5.882)	593	—
Williams-Sonoma Inc.	1/31/24	CITNA	42,197	(5.332)	3,029	—
					12,040	(286)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $4,719,000 and cash of $8,164,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $40,798,528)	51,950,567
Affiliated Issuers (Cost $538,297)	538,520
Total Investments in Securities	52,489,087
Investment in Vanguard	1,574
Cash	11,200
Cash Collateral Pledged—Futures Contracts	4,740
Receivables for Investment Securities Sold	1,144
Receivables for Accrued Income	82,910
Receivables for Capital Shares Issued	16,657
Unrealized Appreciation—Over-the-Counter Swap Contracts	12,040
Total Assets	52,619,352
Liabilities
Payables for Investment Securities Purchased	48,865
Collateral for Securities on Loan	392,410
Payables for Capital Shares Redeemed	42,520
Payables to Vanguard	1,584
Variation Margin Payable—Futures Contracts	1,150
Unrealized Depreciation—Over-the-Counter Swap Contracts	286
Total Liabilities	486,815
Net Assets	52,132,537
1 Includes $359,227,000 of securities on loan.

Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	46,586,540
Total Distributable Earnings (Loss)	5,545,997
Net Assets	52,132,537

Investor Shares—Net Assets
Applicable to 2,599,931 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	112,230
Net Asset Value Per Share—Investor Shares	$43.17

ETF Shares—Net Assets
Applicable to 150,202,313 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,035,796
Net Asset Value Per Share—ETF Shares	$180.00

Admiral Shares—Net Assets
Applicable to 251,099,300 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,420,612
Net Asset Value Per Share—Admiral Shares	$77.34

Institutional Shares—Net Assets
Applicable to 128,703,159 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,563,899
Net Asset Value Per Share—Institutional Shares	$43.23
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	1,076,362
Interest[2]	3,805
Securities Lending—Net	60,848
Total Income	1,141,015
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,036
Management and Administrative—Investor Shares	222
Management and Administrative—ETF Shares	14,071
Management and Administrative—Admiral Shares	10,699
Management and Administrative—Institutional Shares	2,534
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—ETF Shares	1,319
Marketing and Distribution—Admiral Shares	903
Marketing and Distribution—Institutional Shares	185
Custodian Fees	645
Auditing Fees	39
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	912
Shareholders’ Reports—Admiral Shares	225
Shareholders’ Reports—Institutional Shares	125
Trustees’ Fees and Expenses	28
Other Expenses	23
Total Expenses	32,973
Expenses Paid Indirectly	(2)
Net Expenses	32,971
Net Investment Income	1,108,044
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,307,965
Futures Contracts	2,858
Swap Contracts	19,299
Realized Net Gain (Loss)	1,330,122

Small-Cap Value Index Fund
Statement of Operations (continued)
Year Ended December 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	4,732,301
Futures Contracts	874
Swap Contracts	13,781
Change in Unrealized Appreciation (Depreciation)	4,746,956
Net Increase (Decrease) in Net Assets Resulting from Operations	7,185,122
1	Dividends are net of foreign withholding taxes of $79,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,634,000, $28,000, $1,000, and $142,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,717,640,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,108,044	937,395
Realized Net Gain (Loss)	1,330,122	2,870,695
Change in Unrealized Appreciation (Depreciation)	4,746,956	(8,621,190)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,185,122	(4,813,100)
Distributions
Investor Shares	(2,615)	(2,947)
ETF Shares	(573,501)	(477,621)
Admiral Shares	(412,279)	(352,210)
Institutional Shares	(118,067)	(91,664)
Total Distributions	(1,106,462)	(924,442)
Capital Share Transactions
Investor Shares	(51,145)	(38,171)
ETF Shares	124,360	(34,278)
Admiral Shares	(361,227)	363,608
Institutional Shares	105,555	581,216
Net Increase (Decrease) from Capital Share Transactions	(182,457)	872,375
Total Increase (Decrease)	5,896,203	(4,865,167)
Net Assets
Beginning of Period	46,236,334	51,101,501
End of Period	52,132,537	46,236,334
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$38.09	$42.87	$34.08	$32.86	$27.35
Investment Operations
Net Investment Income[1]	.855	.722	.724	.550	.543
Net Realized and Unrealized Gain (Loss) on Investments	5.089	(4.777)	8.767	1.208	5.608
Total from Investment Operations	5.944	(4.055)	9.491	1.758	6.151
Distributions
Dividends from Net Investment Income	(.864)	(.725)	(.701)	(.538)	(.641)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.864)	(.725)	(.701)	(.538)	(.641)
Net Asset Value, End of Period	$43.17	$38.09	$42.87	$34.08	$32.86
Total Return[2]	15.86%	-9.43%	27.96%	5.72%	22.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$112	$149	$208	$234	$255
Ratio of Total Expenses to Average Net Assets	0.19%[3]	0.19%[3]	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.18%	1.83%	1.78%	1.98%	1.76%
Portfolio Turnover Rate[4]	16%	13%	16%	26%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$158.84	$178.77	$142.13	$137.05	$114.05
Investment Operations
Net Investment Income[1]	3.809	3.273	3.131	2.584	2.840
Net Realized and Unrealized Gain (Loss) on Investments	21.159	(19.975)	36.640	4.884	22.984
Total from Investment Operations	24.968	(16.702)	39.771	7.468	25.824
Distributions
Dividends from Net Investment Income	(3.808)	(3.228)	(3.131)	(2.388)	(2.824)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.808)	(3.228)	(3.131)	(2.388)	(2.824)
Net Asset Value, End of Period	$180.00	$158.84	$178.77	$142.13	$137.05
Total Return	16.00%	-9.29%	28.07%	5.82%	22.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,036	$23,786	$26,854	$17,837	$14,808
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.33%	1.99%	1.84%	2.23%	2.19%
Portfolio Turnover Rate[3]	16%	13%	16%	26%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$68.25	$76.81	$61.07	$58.89	$49.01
Investment Operations
Net Investment Income[1]	1.630	1.403	1.381	1.058	1.230
Net Realized and Unrealized Gain (Loss) on Investments	9.096	(8.576)	15.704	2.148	9.863
Total from Investment Operations	10.726	(7.173)	17.085	3.206	11.093
Distributions
Dividends from Net Investment Income	(1.636)	(1.387)	(1.345)	(1.026)	(1.213)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.636)	(1.387)	(1.345)	(1.026)	(1.213)
Net Asset Value, End of Period	$77.34	$68.25	$76.81	$61.07	$58.89
Total Return[2]	15.99%	-9.31%	28.09%	5.85%	22.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,421	$17,505	$19,307	$14,314	$13,907
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.32%	1.99%	1.89%	2.13%	2.21%
Portfolio Turnover Rate[4]	16%	13%	16%	26%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$38.15	$42.94	$34.14	$32.92	$27.39
Investment Operations
Net Investment Income[1]	.915	.796	.781	.597	.684
Net Realized and Unrealized Gain (Loss) on Investments	5.083	(4.806)	8.775	1.199	5.527
Total from Investment Operations	5.998	(4.010)	9.556	1.796	6.211
Distributions
Dividends from Net Investment Income	(.918)	(.780)	(.756)	(.576)	(.681)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.918)	(.780)	(.756)	(.576)	(.681)
Net Asset Value, End of Period	$43.23	$38.15	$42.94	$34.14	$32.92
Total Return	15.99%	-9.31%	28.11%	5.86%	22.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,564	$4,797	$4,733	$3,774	$3,632
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.33%	2.02%	1.91%	2.14%	2.20%
Portfolio Turnover Rate[3]	16%	13%	16%	26%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in

Small-Cap Value Index Fund
respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Small-Cap Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.

Small-Cap Value Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,574,000, representing less than 0.01% of the fund’s net assets and 0.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	51,950,567	—	—	51,950,567
Temporary Cash Investments	538,520	—	—	538,520
Total	52,489,087	—	—	52,489,087

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,515	—	—	1,515
Swap Contracts	—	12,040	—	12,040
Total	1,515	12,040	—	13,555
Liabilities
Swap Contracts	—	286	—	286
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,716,602
Total Distributable Earnings (Loss)	(2,716,602)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification

Small-Cap Value Index Fund
of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	41,192
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	11,081,196
Capital Loss Carryforwards	(5,576,391)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	5,545,997
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,106,462	924,442
Long-Term Capital Gains	—	—
Total	1,106,462	924,442
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	41,407,891
Gross Unrealized Appreciation	14,466,450
Gross Unrealized Depreciation	(3,385,254)
Net Unrealized Appreciation (Depreciation)	11,081,196
F.  During the year ended December 31, 2023, the fund purchased $12,677,059,000 of investment securities and sold $12,852,682,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,153,018,000 and $5,427,428,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $3,169,790,000 and sales were $500,367,000, resulting in net realized loss of $149,750,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Small-Cap Value Index Fund
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,700	270	14,773	371
Issued in Lieu of Cash Distributions	2,615	67	2,947	78
Redeemed	(64,460)	(1,642)	(55,891)	(1,394)
Net Increase (Decrease)—Investor Shares	(51,145)	(1,305)	(38,171)	(945)
ETF Shares
Issued	5,641,115	34,285	8,743,606	53,827
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,516,755)	(33,825)	(8,777,884)	(54,300)
Net Increase (Decrease)—ETF Shares	124,360	460	(34,278)	(473)
Admiral Shares
Issued	2,405,153	34,163	2,968,180	42,013
Issued in Lieu of Cash Distributions	360,909	5,150	309,221	4,569
Redeemed	(3,127,289)	(44,688)	(2,913,793)	(41,449)
Net Increase (Decrease)—Admiral Shares	(361,227)	(5,375)	363,608	5,133
Institutional Shares
Issued	804,902	20,622	1,285,688	33,018
Issued in Lieu of Cash Distributions	113,084	2,885	87,334	2,308
Redeemed	(812,431)	(20,535)	(791,806)	(19,834)
Net Increase (Decrease)—Institutional Shares	105,555	2,972	581,216	15,492
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Small-Cap Index Fund	65.1%
Small-Cap Growth Index Fund	54.7
Small-Cap Value Index Fund	68.8
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
Small-Cap Index Fund	1,421,905
Small-Cap Growth Index Fund	134,646
Small-Cap Value Index Fund	823,319
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Small-Cap Index Fund	13,346
Small-Cap Growth Index Fund	810
Small-Cap Value Index Fund	1,438
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
Small-Cap Index Fund	352,330
Small-Cap Growth Index Fund	52,557
Small-Cap Value Index Fund	172,719

The CRSP US Small Cap Index, CRSP US Small Cap Growth Index, and CRSP US Small Cap Value Index (the “Indexes”) are products of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and have been licensed for use by Vanguard. CRSP® is a trademark of CRSP and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are not sponsored, endorsed, sold, or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds or any member of the public regarding the advisability of investing in securities generally or in Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds particularly or the ability of the Indexes to track general market performance. The Indexes are determined, composed, and calculated without regard to Vanguard or Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds into consideration in determining, composing, or calculating the Indexes. Neither CRSP nor the University is responsible for or has participated in the determination of the prices and amount of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds or the timing of the issuance or sale of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds or in the determination or calculation of the equation by which Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD SMALL-CAP INDEX, SMALL-CAP GROWTH INDEX, AND SMALL-CAP VALUE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, OR LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q480 022024

Annual Report  |  December 31, 2023
Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Extended Market Index Fund	4
Mid-Cap Index Fund	49
Mid-Cap Growth Index Fund	69
Mid-Cap Value Index Fund	86
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered robust returns for the 12 months ended December 31, 2023. Returns for the Vanguard Mid-Cap Index Funds ranged from 9.62% (for Investor Shares of the Mid-Cap Value Index Fund) to 23.14% (for Admiral Shares and ETF Shares of the Mid-Cap Growth Index Fund. Returns for ETF Shares are based on net asset value.) Returns for Vanguard Extended Market Index Fund, which holds small- and mid-capitalization stocks, ranged from 25.22% for Investor Shares to 25.44% for Institutional Select Shares. The funds generally tracked their target indexes closely. The Extended Market Index Fund outperformed, thanks to skilled trading and corporate-action elections by the fund’s manager, Vanguard Equity Index Group, in addition to securities lending revenue.
•	Major central banks stopped hiking interest rates when inflation eased. Global economic growth proved resilient, but the prospect of rates remaining high for an extended period spurred occasional volatility. Toward year-end, stocks and bonds rallied worldwide as expectations for rate cuts in 2024 rose.
•	At the sector level, technology shares contributed most to returns of all the funds’ target indexes, except the CRSP US Mid Cap Value Index, which was powered by industrials.
•	For the 10 years ended December 31, the funds’ annualized returns ranged from 8.36% (for Investor Shares of the Mid-Cap Value Index Fund) to 10.12% (for Admiral and ETF Shares of the Mid-Cap Growth Index Fund). The Extended Market Index Fund outperformed its target index, while the other funds closely tracked their indexes.
•	Note that the Extended Market Index Fund uses the Global Industry Classification Standard methodology, while the other funds use the Industry Classification Benchmark methodology.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,112.10	$1.01
ETF Shares	1,000.00	1,112.90	0.32
Admiral™ Shares	1,000.00	1,112.80	0.32
Institutional Shares	1,000.00	1,112.80	0.27
Institutional Plus Shares	1,000.00	1,112.90	0.21
Institutional Select Shares	1,000.00	1,113.00	0.11
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,065.10	$0.88
ETF Shares	1,000.00	1,065.90	0.21
Admiral Shares	1,000.00	1,065.80	0.26
Institutional Shares	1,000.00	1,066.00	0.21
Institutional Plus Shares	1,000.00	1,065.90	0.16
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,070.70	$0.99
ETF Shares	1,000.00	1,071.40	0.37
Admiral Shares	1,000.00	1,071.40	0.37
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,060.40	$0.99
ETF Shares	1,000.00	1,061.00	0.36
Admiral Shares	1,000.00	1,061.00	0.36
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.90	0.31
Admiral Shares	1,000.00	1,024.90	0.31
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Institutional Select Shares	1,000.00	1,025.10	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.05	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.19% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, 0.04% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Extended Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund Investor Shares	25.22%	11.77%	8.40%	$22,413
S&P Completion Index	24.97	11.77	8.42	22,444
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund ETF Shares Net Asset Value	25.39%	11.91%	8.54%	$22,702
Extended Market Index Fund ETF Shares Market Price	25.49	11.92	8.55	22,716
S&P Completion Index	24.97	11.77	8.42	22,444
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund Admiral Shares	25.38%	11.91%	8.54%	$22,701
S&P Completion Index	24.97	11.77	8.42	22,444
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

See Financial Highlights for dividend and capital gains information.
4

Extended Market Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Extended Market Index Fund Institutional Shares	25.41%	11.92%	8.56%	$11,366,202
S&P Completion Index	24.97	11.77	8.42	11,221,856
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	14,710,990

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Extended Market Index Fund Institutional Plus Shares	25.41%	11.93%	8.57%	$227,611,590
S&P Completion Index	24.97	11.77	8.42	224,437,120
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	294,219,800

	One Year	Five Years	Since Inception (6/27/2016)	Final Value of a $3,000,000,000 Investment
Extended Market Index Fund Institutional Select Shares	25.44%	11.95%	11.45%	$6,774,235,800
S&P Completion Index	24.97	11.77	11.26	6,688,184,700
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	13.82	7,929,434,400
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Extended Market Index Fund ETF Shares Market Price	25.49%	75.62%	127.16%
Extended Market Index Fund ETF Shares Net Asset Value	25.39	75.51	127.02
S&P Completion Index	24.97	74.42	124.44
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

Extended Market Index Fund
Fund Allocation
As of December 31, 2023
Communication Services	4.1%
Consumer Discretionary	11.4
Consumer Staples	2.8
Energy	4.4
Financials	17.4
Health Care	11.8
Industrials	17.0
Information Technology	18.9
Materials	4.4
Real Estate	6.0
Utilities	1.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

Extended Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (4.1%)
*	Trade Desk Inc. Class A	6,596,543	474,687
*	ROBLOX Corp. Class A	7,220,475	330,120
*	Pinterest Inc. Class A	8,679,981	321,506
*	Snap Inc. Class A	15,242,506	258,056
*	Liberty Media Corp.-Liberty Formula One Class C	3,114,045	196,590
*	Roku Inc. Class A	1,848,061	169,393
*	Liberty Broadband Corp. Class C	1,737,405	140,017
	New York Times Co. Class A	2,402,356	117,691
*	Frontier Communications Parent Inc.	3,288,944	83,342
*	ZoomInfo Technologies Inc. Class A	4,404,680	81,443
	Iridium Communications Inc.	1,827,059	75,202
	Nexstar Media Group Inc. Class A	476,838	74,744
	Warner Music Group Corp. Class A	2,053,718	73,503
	TKO Group Holdings Inc. Class A	887,002	72,362
*	Liberty Global Ltd. Class C	3,811,096	71,039
	Endeavor Group Holdings Inc. Class A	2,752,330	65,313
*	Liberty Media Corp.-Liberty SiriusXM	2,261,936	65,099
*	IAC Inc.	1,027,767	53,834
	Cogent Communications Holdings Inc.	636,698	48,427
*	Yelp Inc. Class A	1,001,976	47,434
*	Ziff Davis Inc.	675,854	45,411
*	Madison Square Garden Sports Corp.	246,570	44,834
	TEGNA Inc.	2,901,070	44,386
	Cable One Inc.	67,078	37,335
*	TripAdvisor Inc.	1,593,071	34,299
[1]	Sirius XM Holdings Inc.	5,665,848	30,992
*	Cargurus Inc. Class A	1,262,831	30,510
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,043,900	30,002
*	Liberty Global Ltd. Class A	1,647,395	29,274
*	Lumen Technologies Inc.	14,873,850	27,219
	Telephone & Data Systems Inc.	1,442,817	26,476
*	Liberty Media Corp.-Liberty Live Class C	704,619	26,346
*	Cinemark Holdings Inc.	1,590,828	22,415
*	AMC Entertainment Holdings Inc. Class A	3,641,680	22,287
*	Bumble Inc. Class A	1,463,190	21,567
*	DISH Network Corp. Class A	3,679,970	21,233
*	Globalstar Inc.	10,656,323	20,673
	John Wiley & Sons Inc. Class A	635,623	20,175
*	Madison Square Garden Entertainment Corp. Class A	625,801	19,894
*	Lions Gate Entertainment Corp. Class B	1,797,348	18,315
*	Liberty Media Corp.-Liberty Formula One Class A	314,681	18,245
*	Atlanta Braves Holdings Inc. Class C	438,278	17,347
*	Cars.com Inc.	903,437	17,138
	Shutterstock Inc.	351,723	16,981
*	Magnite Inc.	1,781,309	16,637
*	Liberty Broadband Corp. Class A	201,179	16,223
	Shenandoah Telecommunications Co.	745,639	16,121
*	ZipRecruiter Inc. Class A	1,112,562	15,465
	Scholastic Corp.	404,462	15,248
*	Integral Ad Science Holding Corp.	980,154	14,104
*	fuboTV Inc.	4,350,600	13,835
*	Sphere Entertainment Co.	389,542	13,229
*	TechTarget Inc.	378,311	13,188
*	Lions Gate Entertainment Corp. Class A	1,134,040	12,361
*	Liberty Latin America Ltd. Class C	1,578,600	11,587
*,1	Atlanta Braves Holdings Inc. Class A	265,212	11,346
		Shares	Market Value• ($000)
*	Altice USA Inc. Class A	3,401,473	11,055
*	IDT Corp. Class B	310,485	10,584
	Gray Television Inc.	1,175,724	10,534
*	Stagwell Inc. Class A	1,578,610	10,466
*	Liberty Media Corp.-Liberty Live Class A	283,361	10,357
*	Eventbrite Inc. Class A	1,238,632	10,355
*	QuinStreet Inc.	766,100	9,821
*	Anterix Inc.	294,257	9,805
*	PubMatic Inc. Class A	599,046	9,770
*	Clear Channel Outdoor Holdings Inc.	5,330,271	9,701
*	Thryv Holdings Inc.	462,991	9,422
*	Vimeo Inc.	2,395,249	9,389
*	Gogo Inc.	918,019	9,300
*	Playtika Holding Corp.	1,024,385	8,933
*	United States Cellular Corp.	203,368	8,448
*	AMC Networks Inc. Class A	440,211	8,272
*,1	AST SpaceMobile Inc. Class A	1,354,173	8,166
*,1	EchoStar Corp. Class A	487,434	8,077
*	EW Scripps Co. Class A	917,106	7,328
	Sinclair Inc.	546,544	7,121
	ATN International Inc.	166,571	6,491
*	Daily Journal Corp.	18,366	6,259
*,1	National CineMedia Inc.	1,433,978	5,937
*	Liberty Latin America Ltd. Class A	795,778	5,817
	Marcus Corp.	393,779	5,741
*	Gannett Co. Inc.	2,356,867	5,421
*	Cardlytics Inc.	572,514	5,273
*,1	Rumble Inc.	1,159,992	5,208
*	Advantage Solutions Inc.	1,420,480	5,142
*	Vivid Seats Inc. Class A	809,764	5,118
	Spok Holdings Inc.	319,087	4,939
*	Consolidated Communications Holdings Inc.	1,135,214	4,938
*	Boston Omaha Corp. Class A	309,921	4,875
*	Bandwidth Inc. Class A	321,646	4,654
*	iHeartMedia Inc. Class A	1,617,525	4,319
*	Nextdoor Holdings Inc.	2,222,557	4,201
*	TrueCar Inc.	1,095,565	3,791
*	EverQuote Inc. Class A	304,276	3,724
*	Ooma Inc.	343,937	3,690
*	Playstudios Inc.	1,348,026	3,653
	Entravision Communications Corp. Class A	853,836	3,560
*	Reservoir Media Inc.	450,913	3,215
*	WideOpenWest Inc.	773,022	3,131
*	MediaAlpha Inc. Class A	276,401	3,082
*,1	Getty Images Holdings Inc.	554,938	2,913
*	Angi Inc. Class A	1,077,528	2,683
*,1	Grindr Inc.	291,637	2,561
*	Outbrain Inc.	475,801	2,084
*	Emerald Holding Inc.	332,308	1,987
*	Innovid Corp.	1,104,530	1,657
	Townsquare Media Inc. Class A	153,492	1,621
	Saga Communications Inc. Class A	69,605	1,549
*	DHI Group Inc.	571,362	1,480
*	LiveOne Inc.	996,949	1,386
*,1,2	Tingo Group Inc.	1,943,444	1,341
*,1	Skillz Inc. Class A	202,677	1,265
*	Cumulus Media Inc. Class A	227,161	1,208
*,1	PSQ Holdings Inc.	199,860	1,047
7

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Travelzoo	106,066	1,011
*	Urban One Inc. Class A	221,694	893
*	AdTheorent Holding Co. Inc.	569,797	826
*	Golden Matrix Group Inc.	331,376	799
*	comScore Inc.	47,118	787
*,1	SurgePays Inc.	117,766	760
*	Urban One Inc.	201,891	713
*	Harte Hanks Inc.	101,383	688
*,1	Direct Digital Holdings Inc. Class A	45,658	679
*,1,2	NII Holdings Inc.	1,297,367	649
*,1	Kartoon Studios Inc.	445,651	619
*	System1 Inc.	248,352	551
*	Lee Enterprises Inc.	69,387	546
*	Marchex Inc. Class B	400,912	545
*	Gaia Inc. Class A	194,494	525
*	Arena Group Holdings Inc.	188,072	448
*	KORE Group Holdings Inc.	437,624	429
*	Fluent Inc.	639,548	428
*,1	Loop Media Inc.	419,003	419
*	IZEA Worldwide Inc.	196,466	395
*	Zedge Inc. Class B	160,996	378
*	Reading International Inc. Class A	193,566	370
*	FG Group Holdings Inc.	249,852	367
*	Paltalk Inc.	99,785	233
*	CuriosityStream Inc.	392,619	212
	DallasNews Corp.	40,189	172
*,1	Stran & Co. Inc.	106,525	158
*,1	Charge Enterprises Inc.	1,356,771	155
*	Dolphin Entertainment Inc.	89,955	154
*	Lendway Inc.	31,737	144
*,1	Cineverse Corp.	94,251	127
*,1	SPAR Group Inc.	120,632	122
*,1	BuzzFeed Inc. Class A	471,268	118
*,1	NextPlay Technologies Inc.	39,607	91
*,1	Creative Realities Inc.	37,517	89
*,1	Leafly Holdings Inc.	18,287	88
*	PodcastOne Inc.	45,954	85
*	Collective Audience Inc.	57,900	78
*	Liberty Global Ltd. Class B	3,841	68
*,1	FaZe Holdings Inc.	342,307	62
*	Beasley Broadcast Group Inc. Class A	66,912	59
*	Salem Media Group Inc. Class A	122,967	48
*,1	NextPlat Corp.	26,703	44
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	158,744	35
*	Motorsport Games Inc. Class A	10,638	33
*	Super League Enterprise Inc.	20,785	32
*,1	Society Pass Inc.	96,225	30
*	Reading International Inc. Class B	1,884	27
*	Snail Inc. Class A	11,787	14
*,1	Asset Entities Inc. Class B	9,300	6
*	Moving Image Technologies Inc.	3,471	3
*,1	Treasure Global Inc.	12,230	1
*	Grom Social Enterprises Inc.	177	—
			3,972,678
Consumer Discretionary (11.4%)
*	DoorDash Inc. Class A	4,492,508	444,264
*	Deckers Outdoor Corp.	378,781	253,189
*	DraftKings Inc. Class A	6,895,476	243,066
*,1	Rivian Automotive Inc. Class A	9,986,141	234,275
	Williams-Sonoma Inc.	949,317	191,553
*	Burlington Stores Inc.	959,370	186,578
*	Five Below Inc.	824,520	175,755
*	Floor & Decor Holdings Inc. Class A	1,573,492	175,539
*	TopBuild Corp.	468,522	175,349
	Toll Brothers Inc.	1,577,744	162,176
	Service Corp. International	2,182,596	149,399
		Shares	Market Value• ($000)
	Churchill Downs Inc.	1,004,765	135,573
	Lithia Motors Inc. Class A	407,098	134,049
	Dick's Sporting Goods Inc.	910,204	133,755
	Tempur Sealy International Inc.	2,543,828	129,659
*	Skechers USA Inc. Class A	1,975,494	123,152
	Autoliv Inc.	1,109,866	122,296
	Lear Corp.	863,006	121,865
	Vail Resorts Inc.	563,565	120,304
*	Duolingo Inc. Class A	530,198	120,275
	Texas Roadhouse Inc. Class A	977,440	119,473
	Gentex Corp.	3,449,477	112,660
	Wingstop Inc.	435,543	111,752
	PVH Corp.	893,636	109,131
*	Light & Wonder Inc.	1,327,860	109,031
	Aramark	3,861,441	108,507
	H&R Block Inc.	2,126,992	102,883
	Murphy USA Inc.	283,750	101,174
*	Mattel Inc.	5,229,598	98,735
	Wyndham Hotels & Resorts Inc.	1,226,231	98,601
	Brunswick Corp.	1,018,412	98,531
	Meritage Homes Corp.	542,071	94,429
	Thor Industries Inc.	789,454	93,353
*	Planet Fitness Inc. Class A	1,264,995	92,345
*	Capri Holdings Ltd.	1,706,446	85,732
	Hyatt Hotels Corp. Class A	653,697	85,249
*	Taylor Morrison Home Corp. Class A	1,574,236	83,986
*	Crocs Inc.	894,685	83,573
	Macy's Inc.	4,049,892	81,484
*	Bright Horizons Family Solutions Inc.	854,965	80,572
*,1	Carvana Co. Class A	1,515,368	80,224
*	Valvoline Inc.	2,047,728	76,954
*	Wayfair Inc. Class A	1,235,349	76,221
	Polaris Inc.	778,001	73,731
	Academy Sports & Outdoors Inc.	1,100,896	72,659
	Signet Jewelers Ltd.	667,484	71,594
	KB Home	1,130,447	70,608
*,1	GameStop Corp. Class A	3,981,947	69,804
*	Ollie's Bargain Outlet Holdings Inc.	911,918	69,205
	Harley-Davidson Inc.	1,877,968	69,184
*	Asbury Automotive Group Inc.	304,536	68,511
*	YETI Holdings Inc.	1,287,732	66,679
	Gap Inc.	3,172,295	66,333
*	RH	226,996	66,165
*	Abercrombie & Fitch Co. Class A	742,643	65,516
	Boyd Gaming Corp.	1,020,928	63,920
	Installed Building Products Inc.	346,070	63,269
	Group 1 Automotive Inc.	205,021	62,478
*	Goodyear Tire & Rubber Co.	4,190,327	60,006
*	Skyline Champion Corp.	789,433	58,623
*	Penn Entertainment Inc.	2,244,343	58,398
	American Eagle Outfitters Inc.	2,741,648	58,013
*	AutoNation Inc.	383,667	57,619
*	Grand Canyon Education Inc.	428,738	56,611
*	M/I Homes Inc.	409,098	56,349
	Advance Auto Parts Inc.	882,456	53,856
*	Visteon Corp.	413,748	51,677
	Leggett & Platt Inc.	1,972,195	51,612
*	Tri Pointe Homes Inc.	1,446,096	51,192
*	Adient plc	1,384,331	50,334
	Newell Brands Inc.	5,662,373	49,149
*	Mobileye Global Inc. Class A	1,129,534	48,931
	MDC Holdings Inc.	874,676	48,326
	Wendy's Co.	2,468,306	48,083
*,1	Lucid Group Inc.	11,370,073	47,868
	LCI Industries	373,865	46,999
	Kohl's Corp.	1,632,751	46,827
	Penske Automotive Group Inc.	288,008	46,228

8

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Modine Manufacturing Co.	772,520	46,119
	Kontoor Brands Inc.	735,792	45,928
	Steven Madden Ltd.	1,030,844	43,295
*	Helen of Troy Ltd.	351,427	42,456
*	Fox Factory Holding Corp.	627,756	42,361
*	Hilton Grand Vacations Inc.	1,047,735	42,098
	Travel + Leisure Co.	1,064,288	41,603
[1]	Choice Hotels International Inc.	366,457	41,520
	Marriott Vacations Worldwide Corp.	486,902	41,333
	Carter's Inc.	550,279	41,210
*	Frontdoor Inc.	1,168,062	41,139
*	Shake Shack Inc. Class A	552,298	40,936
	Columbia Sportswear Co.	509,321	40,511
*	LGI Homes Inc.	301,687	40,173
*	Cavco Industries Inc.	113,899	39,480
	Red Rock Resorts Inc. Class A	718,863	38,337
	Century Communities Inc.	416,087	37,922
	Foot Locker Inc.	1,208,782	37,654
	Papa John's International Inc.	482,646	36,792
	Graham Holdings Co. Class B	52,532	36,590
	Bloomin' Brands Inc.	1,277,646	35,966
*,1	QuantumScape Corp. Class A	5,136,692	35,700
*	Dorman Products Inc.	419,018	34,950
*	Stride Inc.	583,600	34,648
*	Chewy Inc. Class A	1,461,081	34,525
*	Adtalem Global Education Inc.	584,970	34,484
*	Boot Barn Holdings Inc.	445,782	34,218
*	Under Armour Inc. Class C	4,093,850	34,184
*	Sonos Inc.	1,895,005	32,480
	Winnebago Industries Inc.	440,789	32,125
*	Peloton Interactive Inc. Class A	5,049,249	30,750
	Patrick Industries Inc.	305,472	30,654
*	Coursera Inc.	1,579,280	30,591
*	Victoria's Secret & Co.	1,149,363	30,504
*	Topgolf Callaway Brands Corp.	2,124,130	30,460
	Strategic Education Inc.	322,886	29,825
*	Urban Outfitters Inc.	831,849	29,689
	Acushnet Holdings Corp.	447,457	28,266
*	Brinker International Inc.	651,348	28,125
*	ODP Corp.	494,662	27,850
*	SeaWorld Entertainment Inc.	525,749	27,775
	Dana Inc.	1,889,941	27,612
*	Dave & Buster's Entertainment Inc.	506,494	27,275
	Laureate Education Inc.	1,979,083	27,133
*	Six Flags Entertainment Corp.	1,059,035	26,561
[1]	Nordstrom Inc.	1,426,331	26,316
	Worthington Enterprises Inc.	447,364	25,746
*	Gentherm Inc.	488,219	25,563
*	Vista Outdoor Inc.	853,192	25,229
*	Sabre Corp.	5,723,657	25,184
	Cracker Barrel Old Country Store Inc.	326,145	25,139
*,1	Dutch Bros Inc. Class A	788,041	24,957
	Levi Strauss & Co. Class A	1,477,518	24,438
	Cheesecake Factory Inc.	696,650	24,390
	Jack in the Box Inc.	298,758	24,388
*	National Vision Holdings Inc.	1,155,304	24,181
	La-Z-Boy Inc.	641,036	23,667
*	Hanesbrands Inc.	5,258,773	23,454
	ADT Inc.	3,348,445	22,836
	Upbound Group Inc.	668,790	22,719
	Oxford Industries Inc.	218,567	21,857
	Phinia Inc.	701,645	21,253
*	Sally Beauty Holdings Inc.	1,594,946	21,181
	Buckle Inc.	435,235	20,682
[1]	Dillard's Inc. Class A	50,301	20,304
*	G-III Apparel Group Ltd.	595,922	20,249
*	Garrett Motion Inc.	2,072,205	20,038
		Shares	Market Value• ($000)
*	Chegg Inc.	1,708,448	19,408
*	Green Brick Partners Inc.	372,277	19,336
*	Udemy Inc.	1,307,069	19,253
*	Leslie's Inc.	2,727,675	18,848
[1]	Krispy Kreme Inc.	1,243,210	18,760
*	Beyond Inc.	669,076	18,527
*	OneSpaWorld Holdings Ltd.	1,305,124	18,402
*	Rover Group Inc. Class A	1,624,012	17,669
	Winmark Corp.	41,730	17,424
	Perdoceo Education Corp.	969,831	17,030
*	XPEL Inc.	314,764	16,950
*	Malibu Boats Inc. Class A	309,016	16,940
	Camping World Holdings Inc. Class A	631,583	16,585
*	iRobot Corp.	408,896	15,824
*	Warby Parker Inc. Class A	1,112,268	15,683
	Caleres Inc.	503,858	15,484
*	American Axle & Manufacturing Holdings Inc.	1,751,910	15,434
*	Sweetgreen Inc. Class A	1,352,840	15,287
*	Beazer Homes USA Inc.	440,694	14,891
*	Everi Holdings Inc.	1,315,259	14,823
*	Under Armour Inc. Class A	1,647,437	14,481
*	Playa Hotels & Resorts NV	1,665,563	14,407
*	Chico's FAS Inc.	1,849,925	14,022
	Hibbett Inc.	190,379	13,711
	Monarch Casino & Resort Inc.	197,461	13,654
	Monro Inc.	460,411	13,508
*,1	Luminar Technologies Inc. Class A	3,997,457	13,471
*	Life Time Group Holdings Inc.	862,743	13,010
	Golden Entertainment Inc.	324,302	12,949
*	Figs Inc. Class A	1,833,636	12,744
*	BJ's Restaurants Inc.	351,783	12,668
	Sturm Ruger & Co. Inc.	267,250	12,147
	Sonic Automotive Inc. Class A	215,623	12,120
*	Dream Finders Homes Inc. Class A	340,385	12,094
	Dine Brands Global Inc.	235,085	11,672
*	MarineMax Inc.	297,024	11,554
*,1	Mister Car Wash Inc.	1,337,004	11,552
*	Vizio Holding Corp. Class A	1,490,178	11,474
*	Portillo's Inc. Class A	707,317	11,268
	Standard Motor Products Inc.	282,463	11,245
*	Hovnanian Enterprises Inc. Class A	71,359	11,105
	Ethan Allen Interiors Inc.	342,934	10,946
	Wolverine World Wide Inc.	1,199,867	10,667
*	Chuy's Holdings Inc.	274,302	10,487
*	WW International Inc.	1,180,251	10,327
	Bluegreen Vacations Holding Corp. Class A	135,600	10,186
*	Revolve Group Inc. Class A	610,070	10,115
	Smith & Wesson Brands Inc.	708,124	9,602
*,1	Cava Group Inc.	221,082	9,502
	Arko Corp.	1,145,157	9,448
	Guess? Inc.	402,541	9,283
*	Accel Entertainment Inc. Class A	896,710	9,209
	RCI Hospitality Holdings Inc.	130,428	8,642
*	Stoneridge Inc.	438,684	8,585
	Shoe Carnival Inc.	274,604	8,296
*	Denny's Corp.	749,374	8,153
*,1	Bowlero Corp. Class A	554,798	7,856
	Haverty Furniture Cos. Inc.	212,934	7,559
*	European Wax Center Inc. Class A	551,951	7,501
*	First Watch Restaurant Group Inc.	361,527	7,267
*	Arhaus Inc. Class A	608,252	7,208
*	America's Car-Mart Inc.	91,019	6,897
	Movado Group Inc.	226,023	6,815
*	GoPro Inc. Class A	1,958,478	6,796
*	Kura Sushi USA Inc. Class A	81,729	6,211
*	Universal Technical Institute Inc.	492,277	6,163
*	Lindblad Expeditions Holdings Inc.	538,446	6,068

9

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Bally's Corp.	430,091	5,996
*	Lovesac Co.	229,651	5,868
*,1	Savers Value Village Inc.	322,144	5,599
*	OneWater Marine Inc. Class A	164,772	5,568
	Designer Brands Inc. Class A	621,882	5,504
	Carriage Services Inc. Class A	218,415	5,463
	Aaron's Co. Inc.	498,750	5,426
*,1	EVgo Inc. Class A	1,493,192	5,346
	Johnson Outdoors Inc. Class A	99,625	5,322
*	Genesco Inc.	150,302	5,292
*	MasterCraft Boat Holdings Inc.	228,317	5,169
*,1	Fisker Inc. Class A	2,866,131	5,016
*	Stitch Fix Inc. Class A	1,401,408	5,003
*	Cooper-Standard Holdings Inc.	253,931	4,962
*,1	Atmus Filtration Technologies Inc.	209,008	4,910
*	Zumiez Inc.	241,264	4,907
*,1	Global Business Travel Group I	753,364	4,859
*	Sleep Number Corp.	324,970	4,819
*	Xponential Fitness Inc. Class A	370,387	4,774
[1]	Cricut Inc. Class A	720,625	4,749
*	PlayAGS Inc.	556,416	4,691
	Build-A-Bear Workshop Inc.	196,906	4,527
*	1-800-Flowers.com Inc. Class A	412,357	4,445
*	Qurate Retail Inc. Class A	5,071,828	4,440
	Hooker Furnishings Corp.	168,196	4,387
*,1	Soho House & Co. Inc. Class A	606,096	4,315
*	Children's Place Inc.	183,786	4,268
*	Rush Street Interactive Inc.	928,859	4,171
	Carrols Restaurant Group Inc.	518,311	4,084
*	Funko Inc. Class A	520,314	4,022
*	Lincoln Educational Services Corp.	392,567	3,941
*	Petco Health & Wellness Co. Inc. Class A	1,228,787	3,883
*,1	Target Hospitality Corp.	397,114	3,864
*	Inspired Entertainment Inc.	390,783	3,861
*	El Pollo Loco Holdings Inc.	436,875	3,853
*	JAKKS Pacific Inc.	107,924	3,837
*,1	Groupon Inc. Class A	296,929	3,813
*	Holley Inc.	744,597	3,626
*	Potbelly Corp.	346,592	3,612
*	Citi Trends Inc.	125,362	3,545
*	Destination XL Group Inc.	784,133	3,450
*	Tile Shop Holdings Inc.	430,452	3,168
*	Nerdy Inc.	918,844	3,152
	Nathan's Famous Inc.	40,172	3,134
[1]	Big Lots Inc.	400,772	3,122
	Rocky Brands Inc.	103,347	3,119
*	Red Robin Gourmet Burgers Inc.	236,833	2,953
*	Vera Bradley Inc.	363,887	2,802
	Clarus Corp.	403,456	2,782
*,1	RealReal Inc.	1,384,079	2,782
	Weyco Group Inc.	88,333	2,770
*	American Public Education Inc.	285,113	2,751
*	AMMO Inc.	1,264,210	2,655
*	Traeger Inc.	948,235	2,589
	Escalade Inc.	127,326	2,558
*	Motorcar Parts of America Inc.	273,322	2,553
*	ThredUp Inc. Class A	1,123,178	2,527
*	Tilly's Inc. Class A	332,060	2,504
*	Full House Resorts Inc.	464,696	2,495
*	Solo Brands Inc. Class A	399,133	2,459
*,1	Solid Power Inc.	1,690,601	2,451
*	CarParts.com Inc.	748,942	2,367
*	Landsea Homes Corp.	179,360	2,357
	PetMed Express Inc.	308,394	2,331
*	Sportsman's Warehouse Holdings Inc.	542,914	2,313
*	VOXX International Corp. Class A	215,211	2,298
	Lakeland Industries Inc.	119,183	2,210
		Shares	Market Value• ($000)
*	GrowGeneration Corp.	858,179	2,154
*	ONE Group Hospitality Inc.	350,236	2,143
*	Legacy Housing Corp.	81,971	2,067
	Bassett Furniture Industries Inc.	124,057	2,059
[1]	Big 5 Sporting Goods Corp.	317,636	2,014
	Superior Group of Cos. Inc.	143,354	1,935
*,1	Snap One Holdings Corp.	215,400	1,919
*	Century Casinos Inc.	390,057	1,904
	Marine Products Corp.	165,436	1,886
*	J. Jill Inc.	71,057	1,832
*,1	Canoo Inc.	7,109,196	1,829
	Cato Corp. Class A	255,761	1,826
	Hamilton Beach Brands Holding Co. Class A	103,284	1,806
*,1	ContextLogic Inc. Class A	289,243	1,721
*	Universal Electronics Inc.	180,911	1,699
*	Noodles & Co. Class A	539,074	1,698
*	Allbirds Inc. Class A	1,381,393	1,692
*,1	Allurion Technologies Inc.	450,926	1,686
*	Lands' End Inc.	174,736	1,671
*	LL Flooring Holdings Inc.	426,076	1,662
*	American Outdoor Brands Inc.	197,675	1,661
*,1	Mondee Holdings Inc. Class A	562,071	1,551
*	Latham Group Inc.	578,638	1,522
*	Duluth Holdings Inc. Class B	270,154	1,453
*	2U Inc.	1,154,288	1,420
*	Unifi Inc.	211,362	1,408
*,1	RumbleON Inc. Class B	171,283	1,394
*	Strattec Security Corp.	55,293	1,388
*	1stdibs.com Inc.	293,042	1,371
*,1	Tupperware Brands Corp.	650,628	1,301
*,1	Lazydays Holdings Inc.	180,535	1,273
*	BARK Inc.	1,410,207	1,136
*	Container Store Group Inc.	488,250	1,113
*,1	United Homes Group Inc.	129,310	1,090
*	Biglari Holdings Inc. Class A	1,351	1,073
*	Biglari Holdings Inc. Class B	6,493	1,071
	Lifetime Brands Inc.	159,241	1,069
*,1	Vroom Inc.	1,754,946	1,057
*	Superior Industries International Inc.	325,372	1,041
	Flexsteel Industries Inc.	54,815	1,033
*	Fossil Group Inc.	651,683	951
*,1	Mullen Automotive Inc.	65,721	939
*	GAN Ltd.	585,494	925
*,1	Workhorse Group Inc.	2,567,654	924
	Crown Crafts Inc.	184,550	915
[1]	Purple Innovation Inc. Class A	873,128	899
*	Conn's Inc.	197,329	876
*,1	Torrid Holdings Inc.	149,601	863
*	Culp Inc.	147,833	856
*,1	PLBY Group Inc.	781,211	781
*	Barnes & Noble Education Inc.	513,514	765
*	Delta Apparel Inc.	85,609	610
*	Brilliant Earth Group Inc. Class A	149,812	557
	Ark Restaurants Corp.	38,656	547
*,1	Kirkland's Inc.	180,002	544
*,1	Grove Collaborative Holdings	307,237	544
*	Live Ventures Inc.	20,027	509
*,1	Express Inc.	58,459	489
*,1	Vacasa Inc. Class A	52,158	428
*,1	Sonder Holdings Inc.	125,512	426
	Canterbury Park Holding Corp.	20,349	416
	AMCON Distributing Co.	2,117	413
*	Rave Restaurant Group Inc.	176,306	393
*,1	Sypris Solutions Inc.	191,121	386
*	Envela Corp.	79,294	385
*	Koss Corp.	109,767	368
*,1	Polished.com Inc.	58,865	355

10

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Aterian Inc.	996,489	347
*	BowFlex Inc.	434,844	335
*,1	Rent the Runway Inc. Class A	624,498	329
*	Yunhong Green CTI Ltd.	121,102	257
*,1	Beachbody Co. Inc.	30,986	257
*	Nephros Inc.	69,205	239
*	Regis Corp.	23,958	226
	Flanigan's Enterprises Inc.	8,548	220
*,1	Worksport Ltd.	145,891	217
[1]	FAT Brands Inc. Class A	34,854	211
*,1	Lulu's Fashion Lounge Holdings Inc.	108,289	201
*	GEN Restaurant Group Inc. Class A	25,196	197
*	Envirotech Vehicles Inc.	144,960	191
*	Charles & Colvard Ltd.	444,108	182
*	Good Times Restaurants Inc.	66,131	168
*	Vince Holding Corp.	45,422	157
*	Wag! Group Co.	88,471	157
*	Xcel Brands Inc.	113,190	146
*	BurgerFi International Inc.	167,859	144
*,1	Hall of Fame Resort & Entertainment Co.	43,744	142
*	Dixie Group Inc.	188,725	141
*	XWELL Inc.	74,690	128
	Jerash Holdings US Inc.	38,272	118
*,1	Amesite Inc.	43,962	100
*	Twin Vee PowerCats Co.	60,192	84
*,1	AYRO Inc.	44,007	77
*,1	Educational Development Corp.	64,779	75
*,1	Tandy Leather Factory Inc.	17,293	74
*	Forward Industries Inc.	101,271	73
*,1	Inspirato Inc.	19,707	73
*,1	JOANN Inc.	158,520	71
*	Allied Gaming & Entertainment Inc.	61,060	65
*,1	Faraday Future Intelligent Electric Inc. Class A	209,789	48
*,1	aka Brands Holding Corp.	5,698	46
*	Kaival Brands Innovations Group Inc.	155,259	31
*	Nova Lifestyle Inc.	8,036	30
*,1	Toughbuilt Industries Inc.	183,720	29
*	Emerson Radio Corp.	47,444	26
	FAT Brands Inc. Class B	4,338	24
*,1	Arcimoto Inc.	24,956	21
*,1	Forza X1 Inc.	33,785	18
*,1	MGO Global Inc.	38,582	16
*,1	Digital Brands Group Inc.	3,261	11
*,1	Lottery.com Inc.	3,740	10
*	Greenlane Holdings Inc. Class A	10,695	6
*	BT Brands Inc.	1,151	3
*,1	Volcon Inc.	28,054	3
*	Amergent Hospitality Group Inc.	19,975	—
*	PARTS iD Inc.	1,100	—
*	Singing Machine Co. Inc.	445	—
*,2	GCI Liberty Inc.	1,322,036	—
*,1,2	Empire Resorts Inc.	15,517	—
*	Esports Entertainment Group Inc.	56	—
			11,061,614
Consumer Staples (2.8%)
*	Performance Food Group Co.	2,291,360	158,448
*	US Foods Holding Corp.	3,330,190	151,224
	Casey's General Stores Inc.	549,061	150,849
	Albertsons Cos. Inc. Class A	5,843,143	134,392
*	BJ's Wholesale Club Holdings Inc.	1,980,286	132,006
*	Celsius Holdings Inc.	2,197,773	119,823
*	elf Beauty Inc.	817,283	117,967
*	Darling Ingredients Inc.	2,359,004	117,573
*	BellRing Brands Inc.	1,934,589	107,234
	Ingredion Inc.	956,976	103,861
*	Sprouts Farmers Market Inc.	1,502,206	72,271
*	Coty Inc. Class A	5,575,774	69,251
		Shares	Market Value• ($000)
*	Post Holdings Inc.	750,787	66,114
	Flowers Foods Inc.	2,835,055	63,817
	Coca-Cola Consolidated Inc.	68,497	63,593
*	Freshpet Inc.	714,684	62,006
*	Simply Good Foods Co.	1,357,099	53,741
	Lancaster Colony Corp.	300,077	49,930
*	Boston Beer Co. Inc. Class A	139,768	48,302
	WD-40 Co.	197,462	47,207
	Spectrum Brands Holdings Inc.	526,819	42,024
*	Grocery Outlet Holding Corp.	1,460,119	39,365
	Inter Parfums Inc.	264,589	38,103
	J & J Snack Foods Corp.	225,529	37,695
	Cal-Maine Foods Inc.	599,920	34,429
	Energizer Holdings Inc.	978,745	31,007
*	TreeHouse Foods Inc.	744,118	30,844
	PriceSmart Inc.	373,606	28,312
	Edgewell Personal Care Co.	756,264	27,702
	Andersons Inc.	465,821	26,803
	Universal Corp.	371,848	25,033
	MGP Ingredients Inc.	227,758	22,439
*	Herbalife Ltd.	1,468,812	22,414
	Vector Group Ltd.	1,976,919	22,300
	Reynolds Consumer Products Inc.	809,224	21,720
*	Central Garden & Pet Co. Class A	477,896	21,047
*	Sovos Brands Inc.	906,545	19,971
	Ingles Markets Inc. Class A	212,582	18,361
*	National Beverage Corp.	351,606	17,482
	Utz Brands Inc.	1,006,389	16,344
*	Pilgrim's Pride Corp.	588,305	16,272
	Weis Markets Inc.	245,216	15,684
*	Chefs' Warehouse Inc.	523,151	15,396
*	Hain Celestial Group Inc.	1,324,343	14,502
	Nu Skin Enterprises Inc. Class A	741,055	14,391
*	United Natural Foods Inc.	873,444	14,176
	John B Sanfilippo & Son Inc.	131,652	13,565
	Seaboard Corp.	3,763	13,434
[1]	B&G Foods Inc.	1,265,189	13,284
	WK Kellogg Co.	984,253	12,933
	Fresh Del Monte Produce Inc.	490,019	12,863
*	Central Garden & Pet Co.	251,639	12,610
	SpartanNash Co.	501,383	11,507
*	Vita Coco Co. Inc.	447,761	11,485
	Medifast Inc.	161,714	10,870
	Tootsie Roll Industries Inc.	272,856	9,070
*	USANA Health Sciences Inc.	165,260	8,858
*,1	Beyond Meat Inc.	956,859	8,516
	Calavo Growers Inc.	277,728	8,168
	Turning Point Brands Inc.	271,571	7,148
*	Mission Produce Inc.	641,785	6,476
*	Vital Farms Inc.	407,616	6,395
*	Duckhorn Portfolio Inc.	617,984	6,087
	Oil-Dri Corp. of America	71,347	4,786
*,1	Westrock Coffee Co.	463,648	4,734
	Limoneira Co.	217,894	4,495
*	Olaplex Holdings Inc.	1,761,768	4,475
*	Seneca Foods Corp. Class A	81,005	4,248
*	Beauty Health Co.	1,221,391	3,799
*	Honest Co. Inc.	948,126	3,129
*	Nature's Sunshine Products Inc.	180,589	3,122
*	HF Foods Group Inc.	530,387	2,832
	Village Super Market Inc. Class A	102,748	2,695
	Natural Grocers by Vitamin Cottage Inc.	145,996	2,336
*	Lifecore Biomedical Inc.	363,800	2,252
*,1	BRC Inc. Class A	572,284	2,077
*	Mama's Creations Inc.	385,609	1,893
*	Whole Earth Brands Inc.	532,276	1,815
	Alico Inc.	60,807	1,768

11

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Safety Shot Inc.	444,257	1,559
*	Zevia PBC Class A	614,323	1,235
	Lifevantage Corp.	195,613	1,174
*	Lifeway Foods Inc.	85,576	1,148
*	Farmer Bros Co.	230,376	705
	Natural Health Trends Corp.	111,509	651
*,1	Veru Inc.	844,245	608
*	Natural Alternatives International Inc.	75,454	484
*	Rocky Mountain Chocolate Factory Inc.	97,457	447
*	Willamette Valley Vineyards Inc.	72,379	384
	United-Guardian Inc.	52,417	377
*,1	Benson Hill Inc.	1,779,607	309
*	Seneca Foods Corp. Class B	5,623	287
*	Vintage Wine Estates Inc.	431,243	217
*	Splash Beverage Group Inc.	301,169	166
*	Coffee Holding Co. Inc.	164,749	148
*,1	Local Bounti Corp.	53,924	112
*	Real Good Food Co. Inc. Class A	67,593	103
*	S&W Seed Co.	140,870	99
*	Sadot Group Inc.	236,457	95
*	Barfresh Food Group Inc.	58,859	94
*,1	Maplebear Inc.	3,861	91
*	Upexi Inc.	69,076	80
*,1	Guardion Health Sciences Inc.	14,852	78
*,1	Better Choice Co. Inc.	261,756	72
	Mannatech Inc.	7,557	59
*,1	Bridgford Foods Corp.	5,031	55
*	Cyanotech Corp.	52,822	46
*	Arcadia Biosciences Inc.	14,038	43
*,1	MedAvail Holdings Inc.	9,669	43
*,1	22nd Century Group Inc.	209,532	39
*,1	Maison Solutions Inc. Class A	27,800	38
*,1	Nocera Inc.	27,430	36
*,1	Nuzee Inc.	10,423	26
*	FitLife Brands Inc.	1,265	24
*	Flora Growth Corp.	16,990	23
*,1	Alkaline Water Co. Inc.	82,391	22
*,1	Edible Garden AG Inc.	35,337	17
*,1	Stryve Foods Inc. Class A	6,642	17
*,1	Eastside Distilling Inc.	8,697	11
*	Hempacco Co. Inc.	967	—
			2,758,372
Energy (4.4%)
	Cheniere Energy Inc.	3,515,505	600,132
	Ovintiv Inc.	3,738,790	164,208
	Texas Pacific Land Corp.	92,120	144,854
	TechnipFMC plc	6,432,087	129,542
	HF Sinclair Corp.	2,316,717	128,740
	Chesapeake Energy Corp.	1,625,084	125,034
	NOV Inc.	5,820,212	118,034
	Range Resources Corp.	3,567,579	108,597
*	Southwestern Energy Co.	16,119,439	105,582
*	Weatherford International plc	1,060,511	103,750
	Chord Energy Corp.	603,555	100,329
*	Antero Resources Corp.	4,184,095	94,895
	Matador Resources Co.	1,639,403	93,216
	Murphy Oil Corp.	2,175,456	92,805
	Civitas Resources Inc.	1,260,167	86,170
	ChampionX Corp.	2,872,089	83,894
	Permian Resources Corp. Class A	6,147,350	83,604
	DT Midstream Inc.	1,430,739	78,404
	Noble Corp. plc	1,601,645	77,135
	PBF Energy Inc. Class A	1,606,346	70,615
*	Transocean Ltd.	10,555,233	67,026
	SM Energy Co.	1,717,498	66,502
	Equitrans Midstream Corp.	6,412,270	65,277
*	Valaris Ltd.	924,805	63,414
		Shares	Market Value• ($000)
	Antero Midstream Corp.	5,052,973	63,314
	Magnolia Oil & Gas Corp. Class A	2,729,275	58,106
	Helmerich & Payne Inc.	1,464,195	53,033
	California Resources Corp.	946,368	51,747
*	Tidewater Inc.	715,835	51,619
	Patterson-UTI Energy Inc.	4,705,571	50,820
	Northern Oil & Gas Inc.	1,343,815	49,815
*	CNX Resources Corp.	2,298,712	45,974
*	Kosmos Energy Ltd.	6,783,272	45,516
	Cactus Inc. Class A	980,446	44,512
	CONSOL Energy Inc.	411,207	41,339
	Liberty Energy Inc. Class A	2,251,603	40,844
	Peabody Energy Corp.	1,640,716	39,902
*	Uranium Energy Corp.	5,779,830	36,991
[1]	New Fortress Energy Inc.	979,034	36,939
*	Oceaneering International Inc.	1,476,772	31,426
	Archrock Inc.	2,018,584	31,086
*	Par Pacific Holdings Inc.	824,765	29,997
	Sitio Royalties Corp. Class A	1,202,273	28,265
*	Callon Petroleum Co.	821,996	26,633
	International Seaways Inc.	555,006	25,242
	Delek US Holdings Inc.	879,637	22,695
*	Green Plains Inc.	876,612	22,108
	Dorian LPG Ltd.	500,287	21,948
*	Helix Energy Solutions Group Inc.	2,069,104	21,270
*	Talos Energy Inc.	1,476,278	21,007
	World Kinect Corp.	883,139	20,118
*	Expro Group Holdings NV	1,261,571	20,084
*	Diamond Offshore Drilling Inc.	1,508,925	19,616
*	Gulfport Energy Corp.	142,036	18,919
[1]	Crescent Energy Co. Class A	1,302,097	17,201
*	Vital Energy Inc.	366,224	16,660
[1]	Atlas Energy Solutions Inc. Class A	810,405	13,955
*	US Silica Holdings Inc.	1,147,048	12,973
	CVR Energy Inc.	425,764	12,901
	Core Laboratories Inc.	697,667	12,321
*	Dril-Quip Inc.	524,456	12,204
	Comstock Resources Inc.	1,340,762	11,866
	Kinetik Holdings Inc. Class A	330,458	11,037
*	Nabors Industries Ltd.	133,913	10,931
*	ProPetro Holding Corp.	1,275,073	10,685
*	REX American Resources Corp.	219,988	10,405
*,1	Centrus Energy Corp. Class A	190,100	10,343
*	Bristow Group Inc. Class A	357,417	10,104
*	Clean Energy Fuels Corp.	2,619,233	10,032
	Select Water Solutions Inc. Class A	1,222,669	9,280
	RPC Inc.	1,218,528	8,871
*	Newpark Resources Inc.	1,192,184	7,916
*	TETRA Technologies Inc.	1,732,538	7,831
	Vitesse Energy Inc.	341,584	7,477
	VAALCO Energy Inc.	1,622,051	7,283
	Berry Corp.	997,885	7,015
*	SilverBow Resources Inc.	239,935	6,977
*,1	Tellurian Inc.	9,000,672	6,801
	SandRidge Energy Inc.	494,769	6,763
*	Oil States International Inc.	974,850	6,619
*,1	NextDecade Corp.	1,195,035	5,700
*	DMC Global Inc.	294,190	5,537
	W&T Offshore Inc.	1,503,507	4,901
	Kodiak Gas Services Inc.	236,728	4,754
	Overseas Shipholding Group Inc. Class A	894,321	4,713
*	SEACOR Marine Holdings Inc.	370,021	4,659
	Excelerate Energy Inc. Class A	288,833	4,465
*,1	Gevo Inc.	3,824,818	4,437
*,1	Vertex Energy Inc.	1,257,698	4,264
[1]	HighPeak Energy Inc.	288,949	4,115
	Solaris Oilfield Infrastructure Inc. Class A	464,376	3,696

12

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Hallador Energy Co.	379,079	3,351
*	Amplify Energy Corp.	548,319	3,252
*	Forum Energy Technologies Inc.	144,970	3,214
*	Empire Petroleum Corp.	273,797	3,009
*,1	Aemetis Inc.	524,228	2,747
*	ProFrac Holding Corp. Class A	316,581	2,685
	Evolution Petroleum Corp.	446,295	2,593
*	Natural Gas Services Group Inc.	150,390	2,418
	Granite Ridge Resources Inc.	399,914	2,407
	FutureFuel Corp.	393,445	2,392
*	Geospace Technologies Corp.	183,849	2,383
*	KLX Energy Services Holdings Inc.	210,328	2,368
	NACCO Industries Inc. Class A	60,429	2,206
	Ranger Energy Services Inc. Class A	200,156	2,048
*	OPAL Fuels Inc. Class A	299,547	1,654
	Riley Exploration Permian Inc.	59,317	1,616
	Epsilon Energy Ltd.	276,469	1,404
	Adams Resources & Energy Inc.	49,775	1,303
	PHX Minerals Inc.	398,834	1,284
*	Mammoth Energy Services Inc.	283,444	1,264
*,1	American Resources Corp.	824,157	1,228
*	Smart Sand Inc.	599,189	1,156
*	Ring Energy Inc.	642,522	938
*	Profire Energy Inc.	498,092	902
*	Gulf Island Fabrication Inc.	207,420	898
*	PrimeEnergy Resources Corp.	7,468	794
*,1	Nine Energy Service Inc.	274,731	736
	Energy Services of America Corp.	120,053	718
*	Comstock Inc.	1,044,524	572
*	Lightbridge Corp.	162,218	521
[1]	Enviva Inc.	518,012	516
*	Battalion Oil Corp.	53,142	511
*,1	Independence Contract Drilling Inc.	152,868	375
*	Houston American Energy Corp.	164,070	294
*,1	Camber Energy Inc.	921,210	210
	Barnwell Industries Inc.	80,914	197
*	Dawson Geophysical Co.	106,125	194
*	NCS Multistage Holdings Inc.	10,480	180
	Mexco Energy Corp.	17,490	160
*	PEDEVCO Corp.	185,738	143
*	Superior Drilling Products Inc.	198,912	142
*	Stabilis Solutions Inc.	27,744	115
*	Drilling Tools International Corp.	34,328	110
[1]	US Energy Corp.	102,771	103
*	MIND Technology Inc.	11,431	75
*,1	Verde Clean Fuels Inc.	29,389	69
*,1	ENGlobal Corp.	37,593	65
*	Clean Energy Technologies Inc.	30,357	45
*,1	Enservco Corp.	107,717	27
*	EzFill Holdings Inc.	6,718	11
*,1	Vivakor Inc.	4,688	5
*,1	RiskOn International Inc.	7,425	2
			4,297,946
Financials (17.3%)
	KKR & Co. Inc.	9,814,245	813,110
*	Block Inc. Class A	8,191,550	633,616
	Apollo Global Management Inc.	6,455,511	601,589
*	Coinbase Global Inc. Class A	2,533,184	440,571
	Ares Management Corp. Class A	2,496,941	296,936
*	Markel Group Inc.	193,437	274,661
	LPL Financial Holdings Inc.	1,117,918	254,460
	First Citizens BancShares Inc. Class A	175,670	249,270
	Fidelity National Financial Inc.	3,823,761	195,088
*	Affirm Holdings Inc. Class A	3,265,163	160,450
	Reinsurance Group of America Inc.	975,722	157,852
	Equitable Holdings Inc.	4,675,341	155,689
	RenaissanceRe Holdings Ltd.	777,992	152,486
		Shares	Market Value• ($000)
	Tradeweb Markets Inc. Class A	1,677,406	152,443
	East West Bancorp Inc.	2,074,978	149,295
	Annaly Capital Management Inc.	7,372,564	142,807
*,1	SoFi Technologies Inc.	14,193,122	141,222
	Ally Financial Inc.	3,991,595	139,386
	Interactive Brokers Group Inc. Class A	1,579,119	130,909
	Carlyle Group Inc.	3,192,101	129,887
	Webster Financial Corp.	2,523,159	128,076
	Erie Indemnity Co. Class A	369,854	123,872
*	WEX Inc.	632,156	122,986
	Unum Group	2,713,576	122,708
	First Horizon Corp.	8,234,958	116,607
	American Financial Group Inc.	969,205	115,229
	Old Republic International Corp.	3,852,336	113,259
	Voya Financial Inc.	1,542,677	112,554
	Morningstar Inc.	385,414	110,321
	Kinsale Capital Group Inc.	325,729	109,090
	New York Community Bancorp Inc.	10,560,036	108,029
	Western Alliance Bancorp	1,622,123	106,719
	Primerica Inc.	518,648	106,717
	Stifel Financial Corp.	1,507,845	104,267
	Cullen/Frost Bankers Inc.	947,434	102,787
*	Toast Inc. Class A	5,543,016	101,215
	Jefferies Financial Group Inc.	2,481,292	100,269
	Pinnacle Financial Partners Inc.	1,138,805	99,327
	First American Financial Corp.	1,525,684	98,315
*	Robinhood Markets Inc. Class A	7,653,494	97,506
[1]	AGNC Investment Corp.	9,850,827	96,637
	SouthState Corp.	1,124,249	94,943
	Prosperity Bancshares Inc.	1,388,219	94,024
	Commerce Bancshares Inc.	1,757,714	93,880
[1]	Starwood Property Trust Inc.	4,403,268	92,557
	Houlihan Lokey Inc. Class A	764,848	91,713
	SEI Investments Co.	1,425,945	90,619
	Blue Owl Capital Inc. Class A	6,008,959	89,533
	Selective Insurance Group Inc.	896,641	89,198
	Evercore Inc. Class A	512,452	87,655
	Popular Inc.	1,066,953	87,565
	OneMain Holdings Inc.	1,769,989	87,083
	Wintrust Financial Corp.	908,343	84,249
	Essent Group Ltd.	1,577,424	83,193
	Columbia Banking System Inc.	3,090,524	82,455
	Synovus Financial Corp.	2,145,427	80,775
	Cadence Bank	2,699,388	79,875
	RLI Corp.	595,519	79,275
	MGIC Investment Corp.	4,082,638	78,754
	Bank OZK	1,549,635	77,218
	Corebridge Financial Inc.	3,551,463	76,925
	Affiliated Managers Group Inc.	497,928	75,396
	United Bankshares Inc.	1,997,374	75,001
	Rithm Capital Corp.	7,010,253	74,870
	Old National Bancorp	4,329,636	73,128
	FNB Corp.	5,272,564	72,603
	Home BancShares Inc.	2,775,575	70,305
	Valley National Bancorp	6,303,697	68,458
	Glacier Bancorp Inc.	1,655,960	68,424
	Lincoln National Corp.	2,469,146	66,593
*	Euronet Worldwide Inc.	647,981	65,764
*	Ryan Specialty Holdings Inc. Class A	1,505,296	64,758
	Radian Group Inc.	2,257,264	64,445
	Hanover Insurance Group Inc.	529,161	64,251
	Western Union Co.	5,375,653	64,078
	SLM Corp.	3,345,658	63,969
*	Mr Cooper Group Inc.	974,859	63,483
	Axis Capital Holdings Ltd.	1,145,341	63,418
*	Shift4 Payments Inc. Class A	840,734	62,500
	Hancock Whitney Corp.	1,282,850	62,334

13

Extended Market Index Fund
		Shares	Market Value• ($000)
	Hamilton Lane Inc. Class A	540,099	61,269
	Assured Guaranty Ltd.	799,511	59,827
	Janus Henderson Group plc	1,973,542	59,502
	FirstCash Holdings Inc.	547,133	59,304
*	Enstar Group Ltd.	197,280	58,069
	Lazard Ltd. Class A	1,665,726	57,967
	First Financial Bankshares Inc.	1,910,841	57,898
	White Mountains Insurance Group Ltd.	37,178	55,953
	Moelis & Co. Class A	982,434	55,144
	Walker & Dunlop Inc.	492,603	54,684
[1]	Blackstone Mortgage Trust Inc. Class A	2,566,586	54,591
	UMB Financial Corp.	642,264	53,661
	Jackson Financial Inc. Class A	1,038,198	53,156
	United Community Banks Inc.	1,775,780	51,959
*	American Equity Investment Life Holding Co.	909,354	50,742
	Ameris Bancorp	951,093	50,455
*	Brighthouse Financial Inc.	944,451	49,980
*,1	Credit Acceptance Corp.	92,934	49,509
	Cathay General Bancorp	1,083,028	48,271
	ServisFirst Bancshares Inc.	721,511	48,074
	Associated Banc-Corp	2,183,703	46,709
	CNO Financial Group Inc.	1,661,830	46,365
*	Texas Capital Bancshares Inc.	706,033	45,631
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,650,014	45,507
	Artisan Partners Asset Management Inc. Class A	1,010,124	44,627
*	Marqeta Inc. Class A	6,365,232	44,429
*	Genworth Financial Inc. Class A	6,632,539	44,305
*,1	Upstart Holdings Inc.	1,079,742	44,118
	Kemper Corp.	889,827	43,308
	International Bancshares Corp.	791,986	43,021
	Federated Hermes Inc. Class B	1,269,090	42,971
	First Hawaiian Inc.	1,876,298	42,892
	Bank of Hawaii Corp.	586,160	42,473
	Independent Bank Corp.	643,532	42,351
[1]	Arbor Realty Trust Inc.	2,774,611	42,119
*	Axos Financial Inc.	762,980	41,659
	BGC Group Inc. Class A	5,749,554	41,512
	First Bancorp	2,520,783	41,467
	WSFS Financial Corp.	894,092	41,066
	Pacific Premier Bancorp Inc.	1,409,275	41,024
	Community Bank System Inc.	785,432	40,929
	EVERTEC Inc.	988,802	40,482
	Atlantic Union Bankshares Corp.	1,099,416	40,173
	Fulton Financial Corp.	2,407,834	39,633
	CVB Financial Corp.	1,951,636	39,404
*	Remitly Global Inc.	2,026,130	39,347
	Piper Sandler Cos.	220,565	38,570
	TPG Inc. Class A	880,529	38,012
	PennyMac Financial Services Inc.	425,799	37,628
	First Interstate BancSystem Inc. Class A	1,218,236	37,461
	Seacoast Banking Corp. of Florida	1,289,666	36,704
	Simmons First National Corp. Class A	1,846,708	36,639
*	Flywire Corp.	1,565,967	36,252
*	NMI Holdings Inc. Class A	1,204,546	35,751
	BankUnited Inc.	1,094,317	35,489
	BOK Financial Corp.	412,815	35,358
	PJT Partners Inc. Class A	327,540	33,366
	First Financial Bancorp	1,391,533	33,049
	Eastern Bankshares Inc.	2,312,320	32,835
	First Merchants Corp.	875,369	32,459
	WaFd Inc.	945,861	31,176
*	AvidXchange Holdings Inc.	2,515,044	31,161
*	Bancorp Inc.	797,065	30,735
	Towne Bank	1,027,189	30,569
	NBT Bancorp Inc.	698,848	29,289
*	StoneX Group Inc.	394,557	29,130
		Shares	Market Value• ($000)
	Park National Corp.	214,190	28,457
	Cohen & Steers Inc.	374,487	28,360
	Renasant Corp.	821,118	27,655
	WesBanco Inc.	877,215	27,518
*	Goosehead Insurance Inc. Class A	359,128	27,222
	Virtu Financial Inc. Class A	1,326,852	26,882
*,1	Rocket Cos. Inc. Class A	1,855,903	26,873
	Banner Corp.	501,512	26,861
	Independent Bank Group Inc.	526,060	26,766
	Banc of California Inc.	1,968,036	26,431
	OFG Bancorp	692,829	25,967
*	Triumph Financial Inc.	319,418	25,611
	Trustmark Corp.	892,865	24,893
	City Holding Co.	223,310	24,622
	Claros Mortgage Trust Inc.	1,806,267	24,619
	Lakeland Financial Corp.	377,661	24,608
	Federal Agricultural Mortgage Corp. Class C	127,596	24,399
	Virtus Investment Partners Inc.	100,657	24,335
	Enterprise Financial Services Corp.	544,047	24,292
*	NCR Atleos Corp.	996,640	24,208
	StepStone Group Inc. Class A	758,697	24,149
	Bread Financial Holdings Inc.	733,028	24,146
*	Enova International Inc.	436,037	24,139
*	Customers Bancorp Inc.	417,733	24,070
	Hilltop Holdings Inc.	674,511	23,750
	Stewart Information Services Corp.	402,816	23,665
[1]	Ready Capital Corp.	2,300,189	23,577
	Northwest Bancshares Inc.	1,880,207	23,465
	Navient Corp.	1,237,202	23,037
	First Commonwealth Financial Corp.	1,491,474	23,028
	Nelnet Inc. Class A	260,761	23,004
*	Donnelley Financial Solutions Inc.	364,938	22,761
*	BRP Group Inc. Class A	946,753	22,741
	Live Oak Bancshares Inc.	492,462	22,407
	Apollo Commercial Real Estate Finance Inc.	1,903,333	22,345
	First Bancorp (XNGS)	601,987	22,280
	TriCo Bancshares	511,298	21,970
	Westamerica Bancorp	388,954	21,941
	Heartland Financial USA Inc.	565,101	21,253
	Hope Bancorp Inc.	1,738,276	20,998
*	PROG Holdings Inc.	670,848	20,736
*	Palomar Holdings Inc.	373,435	20,726
	FB Financial Corp.	518,856	20,676
	Stock Yards Bancorp Inc.	400,315	20,612
	BancFirst Corp.	211,647	20,600
	National Bank Holdings Corp. Class A	553,362	20,580
	Pathward Financial Inc.	382,700	20,256
	Horace Mann Educators Corp.	609,165	19,920
*	Payoneer Global Inc.	3,819,041	19,897
	Provident Financial Services Inc.	1,099,149	19,818
	S&T Bancorp Inc.	590,943	19,749
	First Busey Corp.	792,298	19,665
	Two Harbors Investment Corp.	1,405,293	19,576
	PennyMac Mortgage Investment Trust	1,303,728	19,491
*	Oscar Health Inc. Class A	2,104,635	19,257
	Stellar Bancorp Inc.	685,779	19,092
	Ladder Capital Corp. Class A	1,652,775	19,023
	Sandy Spring Bancorp Inc.	689,285	18,776
*	Cannae Holdings Inc.	951,449	18,563
	Victory Capital Holdings Inc. Class A	538,756	18,555
	Veritex Holdings Inc.	797,089	18,548
*	Encore Capital Group Inc.	351,980	17,863
	CNA Financial Corp.	400,478	16,944
	MFA Financial Inc.	1,496,314	16,863
	Safety Insurance Group Inc.	219,487	16,679
	Merchants Bancorp	391,293	16,661
	Chimera Investment Corp.	3,324,247	16,588

14

Extended Market Index Fund
		Shares	Market Value• ($000)
	Franklin BSP Realty Trust Inc.	1,218,586	16,463
	Peoples Bancorp Inc.	483,837	16,334
*	Skyward Specialty Insurance Group Inc.	479,191	16,235
*,1	Trupanion Inc.	527,419	16,092
	Origin Bancorp Inc.	450,818	16,036
	National Western Life Group Inc. Class A	32,960	15,920
*	SiriusPoint Ltd.	1,321,269	15,327
	Berkshire Hills Bancorp Inc.	614,915	15,268
	OceanFirst Financial Corp.	875,977	15,207
	QCR Holdings Inc.	260,129	15,189
*	PRA Group Inc.	579,350	15,179
*,1	Lemonade Inc.	936,194	15,101
	Nicolet Bankshares Inc.	185,981	14,968
	Employers Holdings Inc.	379,671	14,959
[1]	Ellington Financial Inc.	1,165,705	14,816
	Mercury General Corp.	395,016	14,738
	BrightSpire Capital Inc. Class A	1,951,484	14,519
[1]	ARMOUR Residential REIT Inc.	743,946	14,373
	Brookline Bancorp Inc.	1,315,560	14,353
*	LendingClub Corp.	1,618,414	14,145
	German American Bancorp Inc.	432,732	14,025
	Lakeland Bancorp Inc.	939,523	13,896
	Eagle Bancorp Inc.	459,507	13,850
	AMERISAFE Inc.	290,880	13,607
	Dime Community Bancshares Inc.	503,172	13,550
	1st Source Corp.	241,441	13,267
	Premier Financial Corp.	548,726	13,224
	Southside Bancshares Inc.	420,278	13,163
	Preferred Bank	179,281	13,096
	Redwood Trust Inc.	1,753,092	12,990
	Enact Holdings Inc.	441,260	12,748
*	Open Lending Corp.	1,476,335	12,564
	First Bancshares Inc.	426,202	12,501
	Capitol Federal Financial Inc.	1,923,023	12,403
	ConnectOne Bancorp Inc.	537,336	12,310
	F&G Annuities & Life Inc.	267,490	12,305
	First Mid Bancshares Inc.	347,262	12,036
	WisdomTree Inc.	1,722,621	11,938
	KKR Real Estate Finance Trust Inc.	882,387	11,674
	Tompkins Financial Corp.	193,772	11,671
	New York Mortgage Trust Inc.	1,358,928	11,592
*	International Money Express Inc.	523,834	11,571
*	Ambac Financial Group Inc.	695,050	11,454
	Bank First Corp.	124,322	10,774
	Heritage Financial Corp.	501,794	10,733
	TFS Financial Corp.	727,708	10,690
[1]	UWM Holdings Corp. Class A	1,477,057	10,561
	ProAssurance Corp.	754,883	10,410
	Amerant Bancorp Inc. Class A	418,223	10,276
	Community Trust Bancorp Inc.	233,917	10,260
	Byline Bancorp Inc.	435,172	10,253
	Dynex Capital Inc.	800,505	10,022
*	Repay Holdings Corp. Class A	1,151,557	9,834
*	AssetMark Financial Holdings Inc.	324,642	9,723
	Old Second Bancorp Inc.	628,637	9,706
	Brightsphere Investment Group Inc.	500,936	9,598
	Business First Bancshares Inc.	379,259	9,349
	Midland States Bancorp Inc.	338,440	9,327
*	Metropolitan Bank Holding Corp.	167,115	9,255
	First Community Bankshares Inc.	249,094	9,241
	Hanmi Financial Corp.	474,120	9,198
	Heritage Commerce Corp.	924,810	9,174
	Univest Financial Corp.	416,366	9,173
*	NerdWallet Inc. Class A	608,608	8,959
	Horizon Bancorp Inc.	625,516	8,951
	Camden National Corp.	237,527	8,938
*	CrossFirst Bankshares Inc.	657,435	8,928
		Shares	Market Value• ($000)
	Cass Information Systems Inc.	195,126	8,790
	Cambridge Bancorp	123,173	8,548
	Washington Trust Bancorp Inc.	263,756	8,540
	Independent Bank Corp. (Michigan)	327,992	8,534
	TrustCo Bank Corp.	273,563	8,494
	Central Pacific Financial Corp.	420,936	8,284
	Mercantile Bank Corp.	200,736	8,106
[1]	A-Mark Precious Metals Inc.	266,157	8,051
	Ares Commercial Real Estate Corp.	776,661	8,046
	Kearny Financial Corp.	892,481	8,006
	Flushing Financial Corp.	483,274	7,964
*	Columbia Financial Inc.	408,533	7,877
*	Coastal Financial Corp.	176,352	7,832
[1]	HCI Group Inc.	88,678	7,750
	Farmers National Banc Corp.	536,169	7,748
	Republic Bancorp Inc. Class A	139,443	7,692
	Perella Weinberg Partners Class A	628,273	7,684
	Diamond Hill Investment Group Inc.	46,332	7,672
*	I3 Verticals Inc. Class A	361,242	7,647
	Peapack-Gladstone Financial Corp.	254,277	7,583
[1]	Orchid Island Capital Inc.	899,093	7,579
	American National Bankshares Inc.	152,480	7,433
	Southern Missouri Bancorp Inc.	137,592	7,346
	First Financial Corp.	168,086	7,233
	First Foundation Inc.	746,965	7,231
	CNB Financial Corp.	317,101	7,163
	Northfield Bancorp Inc.	568,991	7,158
	Bar Harbor Bankshares	242,276	7,113
	United Fire Group Inc.	351,882	7,080
	Great Southern Bancorp Inc.	119,276	7,079
	Amalgamated Financial Corp.	262,251	7,065
*	Green Dot Corp. Class A	698,730	6,917
	HarborOne Bancorp Inc.	571,808	6,850
*	World Acceptance Corp.	52,039	6,793
	Capital City Bank Group Inc.	228,680	6,730
*	Cantaloupe Inc.	906,356	6,716
	Shore Bancshares Inc.	469,235	6,687
*	EZCORP Inc. Class A	763,399	6,672
	Equity Bancshares Inc. Class A	196,324	6,655
	Arrow Financial Corp.	238,003	6,650
	P10 Inc. Class A	641,892	6,560
	TPG RE Finance Trust Inc.	995,047	6,468
	Invesco Mortgage Capital Inc.	689,915	6,113
	Hingham Institution For Savings	31,039	6,034
	Summit Financial Group Inc.	195,596	6,003
	HomeTrust Bancshares Inc.	222,554	5,991
	Metrocity Bankshares Inc.	248,335	5,965
	MidWestOne Financial Group Inc.	221,299	5,955
	Tiptree Inc. Class A	311,448	5,905
[1]	Burke & Herbert Financial Services Corp.	93,348	5,872
	Macatawa Bank Corp.	508,999	5,742
	Universal Insurance Holdings Inc.	356,462	5,696
	ACNB Corp.	126,982	5,684
	Alerus Financial Corp.	248,710	5,569
	James River Group Holdings Ltd.	598,900	5,534
	Northeast Bank	98,294	5,425
	GCM Grosvenor Inc. Class A	600,784	5,383
*	Forge Global Holdings Inc.	1,554,121	5,331
	SmartFinancial Inc.	211,954	5,191
[1]	B. Riley Financial Inc.	246,729	5,179
	Granite Point Mortgage Trust Inc.	871,777	5,178
	Esquire Financial Holdings Inc.	103,407	5,166
	Citizens & Northern Corp.	225,043	5,048
*	Moneylion Inc.	79,895	5,009
*	Carter Bankshares Inc.	334,514	5,008
	Capstar Financial Holdings Inc.	265,424	4,974
	Mid Penn Bancorp Inc.	204,439	4,964

15

Extended Market Index Fund
		Shares	Market Value• ($000)
[1]	NewtekOne Inc.	350,809	4,841
*	LendingTree Inc.	158,617	4,809
	Financial Institutions Inc.	224,124	4,774
	HBT Financial Inc.	222,075	4,688
*	Bridgewater Bancshares Inc.	342,495	4,631
	Home Bancorp Inc.	110,046	4,623
	Federal Agricultural Mortgage Corp. Class A	29,419	4,622
*	Paymentus Holdings Inc. Class A	258,184	4,614
	South Plains Financial Inc.	158,578	4,592
	Orrstown Financial Services Inc.	155,308	4,582
	Peoples Financial Services Corp.	93,073	4,533
*	Southern First Bancshares Inc.	122,020	4,527
	Northrim Bancorp Inc.	78,554	4,494
*	Greenlight Capital Re Ltd. Class A	389,372	4,447
	First Bank	299,982	4,410
	FS Bancorp Inc.	119,191	4,405
	Bridge Investment Group Holdings Inc. Class A	437,436	4,278
	Sierra Bancorp	189,219	4,267
	Northeast Community Bancorp Inc.	239,956	4,257
	First of Long Island Corp.	319,955	4,236
	Oppenheimer Holdings Inc. Class A	102,492	4,235
	West Bancorp Inc.	199,380	4,227
	John Marshall Bancorp Inc.	184,802	4,169
	BayCom Corp.	175,600	4,142
	MBIA Inc.	673,006	4,119
	Five Star Bancorp	155,233	4,064
	Bank of Marin Bancorp	183,391	4,038
	Citizens Financial Services Inc.	61,514	3,981
	Guaranty Bancshares Inc.	118,344	3,979
	Farmers & Merchants Bancorp Inc.	159,712	3,961
	First Business Financial Services Inc.	96,456	3,868
	Civista Bancshares Inc.	208,665	3,848
	Enterprise Bancorp Inc.	118,864	3,835
*,1	Better Home & Finance Holding Co.	4,616,288	3,769
	Waterstone Financial Inc.	264,044	3,749
	Red River Bancshares Inc.	65,999	3,703
	RBB Bancorp	192,099	3,658
	Primis Financial Corp.	286,218	3,624
*	Third Coast Bancshares Inc.	181,078	3,598
	Regional Management Corp.	142,217	3,567
	Timberland Bancorp Inc.	113,358	3,566
	Fidelity D&D Bancorp Inc.	61,342	3,560
*	Blue Foundry Bancorp	366,870	3,548
	MVB Financial Corp.	156,736	3,536
	Crawford & Co. Class B	265,090	3,467
	Investors Title Co.	21,248	3,445
*	eHealth Inc.	393,743	3,433
	Codorus Valley Bancorp Inc.	133,541	3,432
*	Heritage Insurance Holdings Inc.	522,196	3,405
	Colony Bankcorp Inc.	255,862	3,403
	Orange County Bancorp Inc.	56,424	3,399
*,1	Hagerty Inc. Class A	421,916	3,291
	Norwood Financial Corp.	99,904	3,288
	Middlefield Banc Corp.	101,429	3,283
	PCB Bancorp	176,970	3,262
	First Bancorp Inc.	115,481	3,259
	AG Mortgage Investment Trust Inc.	505,496	3,210
	Chicago Atlantic Real Estate Finance Inc.	198,268	3,208
*	Ponce Financial Group Inc.	322,732	3,150
[1]	Angel Oak Mortgage REIT Inc.	296,836	3,146
	Central Valley Community Bancorp	139,636	3,121
	C&F Financial Corp.	44,566	3,039
	Plumas Bancorp	73,314	3,032
*,1	AlTi Global Inc.	345,322	3,025
	Capital Bancorp Inc.	122,877	2,974
*	Southern California Bancorp	170,797	2,963
	BCB Bancorp Inc.	227,746	2,927
		Shares	Market Value• ($000)
	First Internet Bancorp	117,894	2,852
*	Ocwen Financial Corp.	92,076	2,832
	AFC Gamma Inc.	235,118	2,828
*,1	American Coastal Insurance Corp.	293,947	2,781
	Oak Valley Bancorp	92,100	2,758
	LINKBANCORP Inc.	345,977	2,757
	HomeStreet Inc.	267,514	2,755
	Ames National Corp.	128,938	2,752
	Bankwell Financial Group Inc.	90,469	2,730
	Parke Bancorp Inc.	134,688	2,727
	Princeton Bancorp Inc.	75,716	2,718
*	Atlanticus Holdings Corp.	70,011	2,707
	National Bankshares Inc.	83,624	2,705
	ChoiceOne Financial Services Inc.	92,210	2,702
	Southern States Bancshares Inc.	91,779	2,687
	Greene County Bancorp Inc.	94,636	2,669
	Western New England Bancorp Inc.	293,220	2,639
	Chemung Financial Corp.	52,844	2,632
*	FVCBankcorp Inc.	184,619	2,622
*,1	Bakkt Holdings Inc.	1,170,281	2,610
	Evans Bancorp Inc.	81,839	2,580
*	California Bancorp	104,001	2,575
*	loanDepot Inc. Class A	730,250	2,570
	ESSA Bancorp Inc.	125,382	2,510
	Medallion Financial Corp.	254,706	2,509
	Donegal Group Inc. Class A	178,372	2,495
*	Selectquote Inc.	1,811,793	2,482
	Unity Bancorp Inc.	82,977	2,455
*	Provident Bancorp Inc.	242,279	2,440
*	Velocity Financial Inc.	138,380	2,383
*	Acacia Research Corp.	604,723	2,371
	Seven Hills Realty Trust	180,973	2,342
	First Northwest Bancorp	144,883	2,309
*	Maiden Holdings Ltd.	1,008,288	2,309
	First United Corp.	97,981	2,304
	Hawthorn Bancshares Inc.	90,769	2,303
*,1	Kingsway Financial Services Inc.	271,673	2,282
	Virginia National Bankshares Corp.	66,254	2,278
	First Community Corp.	104,001	2,239
[1]	BV Financial Inc.	157,520	2,234
	Sachem Capital Corp.	587,332	2,197
	MainStreet Bancshares Inc.	87,327	2,167
	Penns Woods Bancorp Inc.	95,148	2,142
	LCNB Corp.	135,142	2,131
	Nexpoint Real Estate Finance Inc.	132,816	2,092
	OP Bancorp	187,294	2,051
*	Finwise Bancorp	142,628	2,041
	Silvercrest Asset Management Group Inc. Class A	119,306	2,028
*,1	Hippo Holdings Inc.	220,076	2,007
	Peoples Bancorp of North Carolina Inc.	66,460	2,006
	Meridian Corp.	143,789	1,999
	William Penn Bancorp	163,334	1,994
	Great Ajax Corp.	372,803	1,976
*	Security National Financial Corp. Class A	218,152	1,963
	BankFinancial Corp.	185,100	1,899
	Riverview Bancorp Inc.	296,607	1,898
*	First Western Financial Inc.	95,670	1,897
	Investar Holding Corp.	122,875	1,832
[1]	Associated Capital Group Inc. Class A	51,110	1,825
	Franklin Financial Services Corp.	57,198	1,805
*	Luther Burbank Corp.	167,843	1,798
	Richmond Mutual Bancorp Inc.	155,139	1,786
	Ellington Residential Mortgage REIT	282,174	1,730
[1]	Cherry Hill Mortgage Investment Corp.	426,678	1,724
	Crawford & Co. Class A	129,758	1,710
	Citizens Community Bancorp Inc.	145,525	1,704
*,1	Citizens Inc. Class A	626,169	1,684

16

Extended Market Index Fund
		Shares	Market Value• ($000)
*	ECB Bancorp Inc.	133,850	1,676
	First National Corp.	76,797	1,670
	Hanover Bancorp Inc.	93,997	1,658
	FNCB Bancorp Inc.	236,131	1,603
*	Sterling Bancorp Inc.	269,676	1,556
*,1	SR Bancorp Inc.	161,257	1,542
*	USCB Financial Holdings Inc.	125,822	1,541
*	Oportun Financial Corp.	391,650	1,531
	SB Financial Group Inc.	99,089	1,510
*	NI Holdings Inc.	115,761	1,504
	Territorial Bancorp Inc.	133,227	1,485
	United Security Bancshares	173,552	1,460
	CB Financial Services Inc.	60,900	1,451
	Eagle Bancorp Montana Inc.	91,045	1,438
	Union Bankshares Inc.	46,833	1,435
	Westwood Holdings Group Inc.	113,259	1,424
	First Financial Northwest Inc.	103,807	1,399
*	Paysign Inc.	496,392	1,390
	HMN Financial Inc.	58,871	1,354
	Bank7 Corp.	49,485	1,353
*	Consumer Portfolio Services Inc.	143,922	1,349
	First Savings Financial Group Inc.	78,751	1,323
	Lument Finance Trust Inc.	561,340	1,308
	Community West Bancshares	73,860	1,284
	Guild Holdings Co. Class A	89,635	1,263
	CF Bankshares Inc.	62,612	1,232
*,1	Caret Holdings Inc. Class A	115,414	1,210
	First Capital Inc.	44,229	1,207
*	Heritage Global Inc.	432,887	1,203
	Ohio Valley Banc Corp.	52,282	1,202
	Finward Bancorp	47,585	1,190
	Provident Financial Holdings Inc.	92,550	1,167
*	SWK Holdings Corp.	65,383	1,146
*,1	OppFi Inc.	221,110	1,132
	Magyar Bancorp Inc.	97,998	1,098
*	Pioneer Bancorp Inc.	106,991	1,071
	MarketWise Inc.	392,321	1,071
*	Catalyst Bancorp Inc.	96,306	1,044
	Sound Financial Bancorp Inc.	26,610	1,038
	Summit State Bank	84,229	1,011
	First Guaranty Bancshares Inc.	90,349	1,005
*	ACRES Commercial Realty Corp.	103,938	1,000
	Old Point Financial Corp.	54,136	960
	Landmark Bancorp Inc.	49,361	957
*	GoHealth Inc. Class A	70,226	937
*	Priority Technology Holdings Inc.	258,431	920
	Bank of the James Financial Group Inc.	76,015	914
*	Affinity Bancshares Inc.	55,412	885
	United Bancorp Inc.	67,493	860
	First US Bancshares Inc.	79,463	844
*	Rhinebeck Bancorp Inc.	100,699	811
*	1895 Bancorp of Wisconsin Inc.	113,359	784
	AmeriServ Financial Inc.	234,364	758
*	Nicholas Financial Inc.	107,044	731
	Bayfirst Financial Corp.	56,203	728
	Cullman Bancorp Inc.	63,750	686
	Blue Ridge Bankshares Inc.	210,890	639
	US Global Investors Inc. Class A	226,209	638
	Auburn National Bancorp Inc.	29,637	631
	TC Bancshares Inc.	46,125	631
	IF Bancorp Inc.	37,943	612
*	Generations Bancorp NY Inc.	58,856	601
	Value Line Inc.	10,321	503
	Pathfinder Bancorp Inc.	36,034	498
*	Finance of America Cos. Inc. Class A	445,632	490
	Manhattan Bridge Capital Inc.	97,338	484
*	Katapult Holdings Inc.	43,485	475
		Shares	Market Value• ($000)
	First Seacoast Bancorp	62,608	473
*,1	Beneficient Class A	962,056	468
*	Usio Inc.	234,439	403
	Hennessy Advisors Inc.	58,395	392
*	Broadway Financial Corp.	58,791	390
*	Bright Health Group Inc.	47,738	364
*	FlexShopper Inc.	194,566	325
*,1	AppTech Payments Corp.	149,801	298
*	BM Technologies Inc.	144,374	296
*	Vericity Inc.	26,227	293
*	Bogota Financial Corp.	34,929	281
	Texas Community Bancshares Inc.	20,004	281
*	Kingstone Cos. Inc.	123,172	262
*,1	Siebert Financial Corp.	150,413	253
*	OptimumBank Holdings Inc.	59,642	248
*	Curo Group Holdings Corp.	301,842	241
	Kentucky First Federal Bancorp	53,070	237
*	NSTS Bancorp Inc.	25,211	237
	Atlantic American Corp.	88,541	211
	Safeguard Scientifics Inc.	237,965	187
*,1	Marpai Inc. Class A	96,992	170
*	PB Bankshares Inc.	13,314	167
	Home Federal Bancorp Inc. of Louisiana	10,855	161
*	Ryvyl Inc.	35,394	148
*	Carver Bancorp Inc.	71,288	140
	Village Bank & Trust Financial Corp.	3,075	123
*,1	OLB Group Inc.	112,818	120
*	Income Opportunity Realty Investors Inc.	8,889	119
*	Ashford Inc.	25,046	92
*	Oxbridge Re Holdings Ltd.	85,132	90
	Glen Burnie Bancorp	12,750	78
*	FG Financial Group Inc.	47,116	73
*	Patriot National Bancorp Inc.	18,164	70
*,1	LM Funding America Inc.	99,032	61
*	Lake Shore Bancorp Inc.	4,543	53
*,1	SHF Holdings Inc.	37,415	53
*	Hallmark Financial Services Inc.	44,543	45
	Cohen & Co. Inc.	4,688	31
*,1	Central Plains Bancshares Inc.	3,046	31
*,1	Sezzle Inc.	1,414	29
*	ICC Holdings Inc.	1,786	27
*,1	Conifer Holdings Inc.	25,019	26
*	Reliance Global Group Inc.	40,514	22
*,1	Netcapital Inc.	52,818	11
*	CFSB Bancorp Inc.	1,166	7
*	Mill City Ventures III Ltd.	492	1
*	Marygold Cos. Inc.	81	—
			16,822,862
Health Care (11.8%)
*	Veeva Systems Inc. Class A	2,160,260	415,893
*	Alnylam Pharmaceuticals Inc.	1,857,453	355,535
*	BioMarin Pharmaceutical Inc.	2,778,508	267,904
*	Avantor Inc.	10,009,199	228,510
*	Exact Sciences Corp.	2,673,070	197,754
*	Neurocrine Biosciences Inc.	1,449,469	190,982
*	Karuna Therapeutics Inc.	528,202	167,181
	Royalty Pharma plc Class A	5,657,156	158,910
*	United Therapeutics Corp.	691,811	152,122
*	Penumbra Inc.	570,848	143,591
*	Repligen Corp.	768,353	138,150
*	Sarepta Therapeutics Inc.	1,382,099	133,276
	Chemed Corp.	222,962	130,377
*	Cytokinetics Inc.	1,470,192	122,746
*	Jazz Pharmaceuticals plc	930,162	114,410
*	Tenet Healthcare Corp.	1,502,690	113,558
*	Exelixis Inc.	4,598,447	110,317
*	Elanco Animal Health Inc.	7,277,489	108,435

17

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Ionis Pharmaceuticals Inc.	2,113,781	106,936
*	ImmunoGen Inc.	3,584,179	106,271
*	Acadia Healthcare Co. Inc.	1,363,578	106,032
*	Medpace Holdings Inc.	345,721	105,974
*	Natera Inc.	1,678,193	105,122
*	Shockwave Medical Inc.	547,918	104,411
	Bruker Corp.	1,371,516	100,779
	Encompass Health Corp.	1,487,877	99,271
*	Intra-Cellular Therapies Inc.	1,322,189	94,695
	Ensign Group Inc.	834,653	93,656
*	Globus Medical Inc. Class A	1,712,140	91,240
*	Apellis Pharmaceuticals Inc.	1,510,528	90,420
*	Inspire Medical Systems Inc.	437,495	89,000
*	Option Care Health Inc.	2,621,818	88,329
*	10X Genomics Inc. Class A	1,542,689	86,329
*	HealthEquity Inc.	1,266,880	83,994
*	Blueprint Medicines Corp.	897,108	82,749
*	Vaxcyte Inc.	1,297,528	81,485
*	Masimo Corp.	661,072	77,484
*	Bridgebio Pharma Inc.	1,913,425	77,245
*,1	CRISPR Therapeutics AG	1,180,348	73,890
*	Halozyme Therapeutics Inc.	1,950,336	72,084
*	Alkermes plc	2,457,722	68,177
*	Insmed Inc.	2,115,162	65,549
*	Merit Medical Systems Inc.	851,939	64,713
	Perrigo Co. plc	2,010,745	64,706
*	Haemonetics Corp.	751,477	64,259
*	Lantheus Holdings Inc.	1,013,601	62,843
*	Envista Holdings Corp.	2,561,192	61,622
*	Ultragenyx Pharmaceutical Inc.	1,245,373	59,554
*	Neogen Corp.	2,908,603	58,492
*	Azenta Inc.	893,200	58,183
*	Glaukos Corp.	719,552	57,197
*	Evolent Health Inc. Class A	1,721,128	56,849
*	Amicus Therapeutics Inc.	3,985,172	56,550
*	agilon health Inc.	4,467,958	56,073
*	Roivant Sciences Ltd.	4,945,232	55,535
*	Cerevel Therapeutics Holdings Inc.	1,307,710	55,447
*	ACADIA Pharmaceuticals Inc.	1,763,726	55,222
	Organon & Co.	3,797,487	54,760
*	REVOLUTION Medicines Inc.	1,907,787	54,715
*	QuidelOrtho Corp.	735,956	54,240
*	Madrigal Pharmaceuticals Inc.	230,050	53,229
*	Teladoc Health Inc.	2,454,306	52,890
*	Mirati Therapeutics Inc.	867,446	50,962
	CONMED Corp.	453,242	49,635
*	Doximity Inc. Class A	1,760,371	49,361
*	Inari Medical Inc.	756,542	49,115
*	Integer Holdings Corp.	491,096	48,658
*	iRhythm Technologies Inc.	452,507	48,436
*	Arrowhead Pharmaceuticals Inc.	1,580,055	48,350
*	Guardant Health Inc.	1,744,191	47,180
*	Axonics Inc.	747,371	46,509
*	Krystal Biotech Inc.	372,789	46,248
*	Prestige Consumer Healthcare Inc.	753,236	46,113
*	Fortrea Holdings Inc.	1,318,012	45,999
*	Progyny Inc.	1,229,604	45,717
*,1	Axsome Therapeutics Inc.	571,245	45,465
*	Amedisys Inc.	476,624	45,308
*	Integra LifeSciences Holdings Corp.	1,014,341	44,175
*,1	Corcept Therapeutics Inc.	1,327,129	43,105
*	AMN Healthcare Services Inc.	558,749	41,839
*	Biohaven Ltd.	962,003	41,174
*	LivaNova plc	794,548	41,110
*	Enovis Corp.	733,237	41,076
*	Intellia Therapeutics Inc.	1,312,473	40,017
	Premier Inc. Class A	1,767,880	39,530
		Shares	Market Value• ($000)
*	Denali Therapeutics Inc.	1,828,280	39,235
*	Cymabay Therapeutics Inc.	1,627,908	38,451
*	TransMedics Group Inc.	483,244	38,142
*	Pacific Biosciences of California Inc.	3,701,856	36,315
	Select Medical Holdings Corp.	1,544,837	36,304
*	TG Therapeutics Inc.	2,103,543	35,929
	Patterson Cos. Inc.	1,253,424	35,660
*	Ideaya Biosciences Inc.	984,155	35,016
*	Immunovant Inc.	827,599	34,867
*	Privia Health Group Inc.	1,512,913	34,842
*	Surgery Partners Inc.	1,085,059	34,711
*	Amphastar Pharmaceuticals Inc.	559,496	34,605
*	Nuvalent Inc. Class A	468,846	34,502
*	Rhythm Pharmaceuticals Inc.	737,287	33,893
*	SpringWorks Therapeutics Inc.	926,846	33,830
*	Arvinas Inc.	811,090	33,384
*	CorVel Corp.	133,039	32,889
*	Celldex Therapeutics Inc.	805,156	31,932
*	Rocket Pharmaceuticals Inc.	1,048,472	31,423
*	Twist Bioscience Corp.	845,365	31,160
*	RadNet Inc.	889,860	30,940
*	R1 RCM Inc.	2,922,879	30,895
*	PTC Therapeutics Inc.	1,112,490	30,660
*	NeoGenomics Inc.	1,882,332	30,456
*	Crinetics Pharmaceuticals Inc.	850,816	30,272
*	ICU Medical Inc.	299,404	29,863
*	Veracyte Inc.	1,065,629	29,315
*	Beam Therapeutics Inc.	1,069,404	29,109
*	Schrodinger Inc.	808,338	28,939
*	Tandem Diabetes Care Inc.	963,593	28,503
*	Certara Inc.	1,583,116	27,847
*	PROCEPT BioRobotics Corp.	657,385	27,551
*	Viking Therapeutics Inc.	1,477,775	27,501
*	Dynavax Technologies Corp.	1,887,744	26,391
*	Iovance Biotherapeutics Inc.	3,229,262	26,254
*	Arcellx Inc.	467,560	25,950
*	Myriad Genetics Inc.	1,353,919	25,914
*	Omnicell Inc.	670,359	25,226
*	AtriCure Inc.	697,123	24,880
*	Sotera Health Co.	1,476,104	24,872
*	Vericel Corp.	698,335	24,868
*	Catalyst Pharmaceuticals Inc.	1,467,617	24,671
*	Syndax Pharmaceuticals Inc.	1,129,756	24,414
*	Apollo Medical Holdings Inc.	624,592	23,922
*	Supernus Pharmaceuticals Inc.	801,029	23,182
*	Ironwood Pharmaceuticals Inc. Class A	2,022,686	23,140
*	Pacira BioSciences Inc.	679,715	22,934
*,1	Recursion Pharmaceuticals Inc. Class A	2,322,930	22,904
*	STAAR Surgical Co.	720,136	22,475
*	Addus HomeCare Corp.	239,452	22,233
*	Ardelyx Inc.	3,553,133	22,029
*	Owens & Minor Inc.	1,130,669	21,788
*	Novocure Ltd.	1,440,175	21,502
*	Alphatec Holdings Inc.	1,420,369	21,462
*	Prothena Corp. plc	573,906	20,856
	US Physical Therapy Inc.	219,499	20,444
*	Protagonist Therapeutics Inc.	842,744	19,324
*	BioCryst Pharmaceuticals Inc.	3,225,610	19,321
*	Xencor Inc.	907,473	19,266
*	Hims & Hers Health Inc.	2,154,925	19,179
*	Akero Therapeutics Inc.	816,657	19,069
*	UFP Technologies Inc.	105,813	18,204
	National HealthCare Corp.	196,672	18,176
*	Agios Pharmaceuticals Inc.	815,904	18,170
*	Phreesia Inc.	768,441	17,789
*,1	Mirum Pharmaceuticals Inc.	601,321	17,751
*	Ligand Pharmaceuticals Inc.	241,757	17,266

18

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Morphic Holding Inc.	594,232	17,161
*	Veradigm Inc.	1,629,497	17,093
*	Sage Therapeutics Inc.	774,359	16,780
*	Kura Oncology Inc.	1,166,602	16,776
*	Viridian Therapeutics Inc.	765,362	16,670
*	RayzeBio Inc.	266,077	16,542
	LeMaitre Vascular Inc.	290,878	16,510
*	Brookdale Senior Living Inc.	2,835,774	16,504
*	Harmony Biosciences Holdings Inc.	498,577	16,104
	Embecta Corp.	849,848	16,088
*	Avanos Medical Inc.	693,911	15,564
*	MiMedx Group Inc.	1,730,276	15,175
*	Arcus Biosciences Inc.	784,288	14,980
*	Kymera Therapeutics Inc.	586,527	14,933
*	Relay Therapeutics Inc.	1,344,307	14,801
*	Geron Corp.	6,928,820	14,620
*	Inhibrx Inc.	382,499	14,535
*	Pliant Therapeutics Inc.	800,058	14,489
*	Collegium Pharmaceutical Inc.	470,038	14,468
*	MannKind Corp.	3,960,964	14,418
*	ADMA Biologics Inc.	3,130,198	14,148
*	Keros Therapeutics Inc.	354,752	14,105
*	Quanterix Corp.	511,944	13,997
*	Deciphera Pharmaceuticals Inc.	867,019	13,985
*	Cytek Biosciences Inc.	1,514,056	13,808
*	RxSight Inc.	341,774	13,780
*	Scholar Rock Holding Corp.	732,147	13,764
*	Innoviva Inc.	847,586	13,595
*	Vir Biotechnology Inc.	1,316,136	13,240
*,1	Cassava Sciences Inc.	584,288	13,152
*	ANI Pharmaceuticals Inc.	234,772	12,945
*	Alignment Healthcare Inc.	1,502,439	12,936
*	Editas Medicine Inc.	1,276,851	12,935
*	Zentalis Pharmaceuticals Inc.	845,205	12,805
*	Varex Imaging Corp.	620,701	12,724
*	Accolade Inc.	1,057,933	12,706
*	Day One Biopharmaceuticals Inc.	866,111	12,645
*,1	Cabaletta Bio Inc.	549,179	12,466
*	EyePoint Pharmaceuticals Inc.	528,857	12,222
*	Revance Therapeutics Inc.	1,343,203	11,807
*	RAPT Therapeutics Inc.	469,851	11,676
*	SI-BONE Inc.	553,188	11,611
*	Cross Country Healthcare Inc.	509,591	11,537
*	Arcturus Therapeutics Holdings Inc.	362,192	11,420
*	Nevro Corp.	530,009	11,406
*,1	ImmunityBio Inc.	2,258,827	11,339
*	Pediatrix Medical Group Inc.	1,212,967	11,281
*	CryoPort Inc.	728,094	11,278
*,1	Anavex Life Sciences Corp.	1,204,329	11,212
*	Olema Pharmaceuticals Inc.	795,170	11,156
	Simulations Plus Inc.	244,753	10,953
*	Alpine Immune Sciences Inc.	573,017	10,922
*	Maravai LifeSciences Holdings Inc. Class A	1,641,089	10,749
*,1	LifeStance Health Group Inc.	1,367,858	10,710
*	REGENXBIO Inc.	592,302	10,632
*	89bio Inc.	948,366	10,593
*	Disc Medicine Inc.	180,983	10,454
*	Verve Therapeutics Inc.	731,786	10,201
*	Artivion Inc.	568,947	10,173
	HealthStream Inc.	369,988	10,001
*	CareDx Inc.	822,434	9,869
*	OPKO Health Inc.	6,425,774	9,703
*	Amneal Pharmaceuticals Inc.	1,565,530	9,503
*,1	Liquidia Corp.	780,374	9,388
*,1	Soleno Therapeutics Inc.	231,926	9,335
*	4D Molecular Therapeutics Inc.	460,330	9,326
*	Avidity Biosciences Inc.	1,027,349	9,298
		Shares	Market Value• ($000)
*	OraSure Technologies Inc.	1,107,698	9,083
*,1	Novavax Inc.	1,857,725	8,917
*	Travere Therapeutics Inc.	986,637	8,870
*	Amylyx Pharmaceuticals Inc.	599,556	8,825
	National Research Corp.	221,261	8,753
*	AdaptHealth Corp. Class A	1,200,424	8,751
*	Icosavax Inc.	554,604	8,741
*,1	Altimmune Inc.	776,639	8,737
*	MacroGenics Inc.	904,631	8,703
*	OmniAb Inc.	1,395,356	8,609
*	Fulgent Genetics Inc.	296,740	8,579
*	Castle Biosciences Inc.	394,224	8,507
*	Treace Medical Concepts Inc.	664,694	8,475
*	ModivCare Inc.	192,481	8,467
*	Tarsus Pharmaceuticals Inc.	414,257	8,389
*	BioLife Solutions Inc.	513,794	8,349
*,1	Apogee Therapeutics Inc.	298,001	8,326
*	Vera Therapeutics Inc. Class A	534,577	8,222
*	Surmodics Inc.	224,931	8,176
*	Adaptive Biotechnologies Corp.	1,662,205	8,145
*	Marinus Pharmaceuticals Inc.	746,163	8,111
	Mesa Laboratories Inc.	76,258	7,990
*	Enhabit Inc.	770,635	7,976
*	OrthoPediatrics Corp.	244,041	7,934
	Atrion Corp.	20,849	7,897
*	Health Catalyst Inc.	852,732	7,896
*	Kiniksa Pharmaceuticals Ltd. Class A	448,044	7,859
*	GoodRx Holdings Inc. Class A	1,166,570	7,816
*	Alector Inc.	967,033	7,717
*	PetIQ Inc. Class A	385,606	7,616
*,1	Tango Therapeutics Inc.	755,651	7,481
*	HilleVax Inc.	466,044	7,480
*	Dyne Therapeutics Inc.	560,103	7,449
*	Zimvie Inc.	416,924	7,400
*	Pulmonx Corp.	576,140	7,346
*	Paragon 28 Inc.	589,374	7,326
*	Orthofix Medical Inc.	541,502	7,299
*	DocGo Inc.	1,305,623	7,298
*	MaxCyte Inc.	1,521,080	7,149
*	Silk Road Medical Inc.	576,141	7,069
*	Edgewise Therapeutics Inc.	639,497	6,996
*,1	Cargo Therapeutics Inc.	302,109	6,994
*	Nurix Therapeutics Inc.	677,350	6,990
*	Definitive Healthcare Corp. Class A	702,683	6,985
*	Evolus Inc.	650,114	6,846
*	Caribou Biosciences Inc.	1,188,817	6,812
*	Replimune Group Inc.	793,265	6,687
*	Cogent Biosciences Inc.	1,120,809	6,590
*	Savara Inc.	1,366,733	6,424
*	Cerus Corp.	2,860,886	6,180
*	Pennant Group Inc.	443,966	6,180
*,1	ALX Oncology Holdings Inc.	411,842	6,132
*	Community Health Systems Inc.	1,949,719	6,103
*	Avid Bioservices Inc.	937,880	6,096
*	Cullinan Oncology Inc.	592,731	6,040
*,1	Allogene Therapeutics Inc.	1,874,591	6,017
*	SomaLogic Inc.	2,368,415	5,992
*	ORIC Pharmaceuticals Inc.	646,955	5,952
*	American Well Corp. Class A	3,927,914	5,853
*	Sana Biotechnology Inc.	1,412,124	5,761
*	AnaptysBio Inc.	268,589	5,753
*	Multiplan Corp.	3,972,628	5,721
*,1	Immunome Inc.	520,857	5,573
*,1	Theravance Biopharma Inc.	493,808	5,550
*	Aura Biosciences Inc.	625,125	5,539
*	AN2 Therapeutics Inc.	266,753	5,466
	iRadimed Corp.	114,230	5,422

19

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Talkspace Inc.	2,109,352	5,358
*	Ocular Therapeutix Inc.	1,187,296	5,295
*	Avita Medical Inc.	383,650	5,264
*	Sharecare Inc.	4,858,465	5,247
*	Anika Therapeutics Inc.	230,873	5,232
*	Astria Therapeutics Inc.	676,567	5,196
*,1	Prime Medicine Inc.	581,890	5,156
*	CVRx Inc.	163,802	5,150
*	Harrow Inc.	459,070	5,142
*	KalVista Pharmaceuticals Inc.	418,295	5,124
*,1	Biomea Fusion Inc.	350,703	5,092
*	Tactile Systems Technology Inc.	352,892	5,046
*,1	Arcutis Biotherapeutics Inc.	1,553,202	5,017
*,1	Clover Health Investments Corp. Class A	5,211,712	4,962
*	AngioDynamics Inc.	631,882	4,954
[1]	Gyre Therapeutics Inc.	192,756	4,952
	Tourmaline Bio Inc.	188,724	4,941
*	WaVe Life Sciences Ltd.	972,693	4,912
*	Fulcrum Therapeutics Inc.	723,720	4,885
*,1	Summit Therapeutics Inc.	1,833,035	4,784
*,1	Phathom Pharmaceuticals Inc.	515,707	4,708
*	Xeris Biopharma Holdings Inc.	1,992,277	4,682
*,1	Esperion Therapeutics Inc.	1,548,929	4,631
*	Coherus Biosciences Inc.	1,386,427	4,617
*	Lyell Immunopharma Inc.	2,326,975	4,514
*,1	Scilex Holding Co.	2,196,019	4,480
*	uniQure NV	661,493	4,478
*	Fate Therapeutics Inc.	1,183,817	4,427
*,1	Neumora Therapeutics Inc.	257,011	4,382
*	Organogenesis Holdings Inc. Class A	1,063,924	4,351
*	Axogen Inc.	634,944	4,337
*	Entrada Therapeutics Inc.	287,212	4,334
*	Agenus Inc.	5,229,774	4,330
*	iTeos Therapeutics Inc.	391,052	4,282
*,1	Enliven Therapeutics Inc.	309,070	4,278
*,1	Cibus Inc. Class A	217,052	4,263
*	23andMe Holding Co. Class A	4,659,980	4,257
*	Arbutus Biopharma Corp.	1,699,643	4,249
*,1	Senseonics Holdings Inc.	7,311,426	4,168
*,1	Aerovate Therapeutics Inc.	183,598	4,155
*,1	ARS Pharmaceuticals Inc.	756,587	4,146
	Utah Medical Products Inc.	48,796	4,110
*	Accuray Inc.	1,445,720	4,091
*,1	Korro Bio Inc.	84,896	4,069
*	Agiliti Inc.	509,969	4,039
*	Outset Medical Inc.	739,581	4,001
*,1	Genelux Corp.	284,060	3,980
*,1	Orchestra BioMed Holdings Inc.	420,876	3,843
*,1	Shattuck Labs Inc.	524,658	3,741
*	OptimizeRx Corp.	260,729	3,731
*	Atea Pharmaceuticals Inc.	1,212,939	3,699
*,1	C4 Therapeutics Inc.	654,520	3,698
*	Vanda Pharmaceuticals Inc.	870,631	3,674
*	Voyager Therapeutics Inc.	432,867	3,653
*	Rigel Pharmaceuticals Inc.	2,415,756	3,503
*	Mersana Therapeutics Inc.	1,496,337	3,472
*,1	Terns Pharmaceuticals Inc.	532,520	3,456
*	ACELYRIN Inc.	461,739	3,445
*	Sutro Biopharma Inc.	794,858	3,410
*,1	2seventy bio Inc.	797,916	3,407
*,1	Heron Therapeutics Inc.	1,995,914	3,393
*	Semler Scientific Inc.	75,585	3,348
*,1	Zynex Inc.	306,075	3,333
*,1	LifeMD Inc.	401,560	3,329
*	Poseida Therapeutics Inc. Class A	984,240	3,307
	Phibro Animal Health Corp. Class A	281,737	3,263
*,1	Absci Corp.	775,257	3,256
		Shares	Market Value• ($000)
*	Akebia Therapeutics Inc.	2,602,859	3,228
*	Y-mAbs Therapeutics Inc.	467,252	3,187
*,1	Pulse Biosciences Inc.	257,244	3,149
*	TScan Therapeutics Inc.	535,193	3,120
*	Codexis Inc.	1,012,856	3,089
*,1	Lineage Cell Therapeutics Inc.	2,814,846	3,068
*,1	Omeros Corp.	935,998	3,061
	SIGA Technologies Inc.	543,594	3,044
*,1	Invivyd Inc.	772,171	3,042
*	Praxis Precision Medicines Inc.	135,958	3,029
*	Biote Corp. Class A	607,184	2,999
*	Zevra Therapeutics Inc.	456,805	2,992
*	Augmedix Inc.	508,063	2,972
*,1	Verastem Inc.	360,608	2,935
*	InfuSystem Holdings Inc.	277,339	2,923
*	Harvard Bioscience Inc.	541,041	2,895
*	Inozyme Pharma Inc.	679,651	2,895
*,1	CorMedix Inc.	768,400	2,889
*,2	PDL BioPharma Inc.	1,757,467	2,830
*,1	Tyra Biosciences Inc.	204,211	2,828
*,1	Janux Therapeutics Inc.	260,788	2,798
*	Nkarta Inc.	423,359	2,794
*	Taysha Gene Therapies Inc.	1,574,468	2,787
*,1	Harpoon Therapeutics Inc.	243,339	2,767
*	Allakos Inc.	1,009,952	2,757
*	Nuvation Bio Inc.	1,822,077	2,751
*	Merrimack Pharmaceuticals Inc.	203,398	2,728
*,1	Vistagen Therapeutics Inc.	523,901	2,693
*,1	Zomedica Corp.	13,413,683	2,685
*,1	Bluebird Bio Inc.	1,919,822	2,649
*	Enanta Pharmaceuticals Inc.	280,040	2,635
*	Gossamer Bio Inc.	2,866,985	2,616
*	Aldeyra Therapeutics Inc.	735,041	2,580
*	Annexon Inc.	567,390	2,576
*	Bioventus Inc. Class A	488,385	2,574
*,1	Precigen Inc.	1,911,098	2,561
*,1	Gritstone bio Inc.	1,239,523	2,529
*	Standard BioTools Inc.	1,140,567	2,521
*,1	IGM Biosciences Inc.	298,948	2,484
*	Erasca Inc.	1,163,464	2,478
*,1	Quantum-Si Inc.	1,231,019	2,474
*	Computer Programs & Systems Inc.	220,691	2,472
*	Puma Biotechnology Inc.	570,698	2,471
*,1	Lexicon Pharmaceuticals Inc.	1,603,104	2,453
*	Ovid therapeutics Inc.	756,183	2,435
*	Monte Rosa Therapeutics Inc.	428,201	2,419
*	Applied Therapeutics Inc.	718,383	2,407
*	Humacyte Inc.	847,058	2,406
*,1	Celcuity Inc.	164,135	2,391
*,1	Alimera Sciences Inc.	538,980	2,328
*,1	Butterfly Network Inc.	2,150,862	2,323
*,1	Invitae Corp.	3,688,951	2,312
*	Sight Sciences Inc.	440,384	2,272
*	Third Harmonic Bio Inc.	204,820	2,247
*,1	Zura Bio Ltd. Class A	474,460	2,216
*	ClearPoint Neuro Inc.	318,881	2,165
*	Lexeo Therapeutics Inc.	161,307	2,165
*,1	PDS Biotechnology Corp.	431,144	2,143
*	Larimar Therapeutics Inc.	469,540	2,136
*,1	Verrica Pharmaceuticals Inc.	289,249	2,117
*,1	Immuneering Corp. Class A	287,918	2,116
*	Compass Therapeutics Inc.	1,342,627	2,095
*	Joint Corp.	214,460	2,061
*,1	Mind Medicine MindMed Inc.	551,691	2,019
*,1	Stoke Therapeutics Inc.	380,755	2,003
*	Nautilus Biotechnology Inc. Class A	658,670	1,969
*	Lyra Therapeutics Inc.	375,661	1,968

20

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Black Diamond Therapeutics Inc.	681,201	1,914
*,1	scPharmaceuticals Inc.	305,088	1,913
*	Seres Therapeutics Inc.	1,361,249	1,906
*	XOMA Corp.	102,406	1,895
*,1	Annovis Bio Inc.	101,298	1,894
*	G1 Therapeutics Inc.	614,860	1,875
*,1	Inmune Bio Inc.	165,874	1,868
*	Tenaya Therapeutics Inc.	572,369	1,854
*,1	Actinium Pharmaceuticals Inc.	364,779	1,853
*	FONAR Corp.	94,631	1,851
*	Inogen Inc.	331,291	1,819
*	Acumen Pharmaceuticals Inc.	472,172	1,813
*,1	CEL - SCI Corp.	665,733	1,811
*,1	Ocugen Inc.	3,138,869	1,805
*	Inovio Pharmaceuticals Inc.	3,470,978	1,770
*	Capricor Therapeutics Inc.	354,443	1,733
*	Emergent BioSolutions Inc.	719,861	1,728
*	Foghorn Therapeutics Inc.	265,887	1,715
*	Ventyx Biosciences Inc.	676,940	1,672
*	Aveanna Healthcare Holdings Inc.	619,532	1,660
*	PMV Pharmaceuticals Inc.	532,146	1,650
*	Anixa Biosciences Inc.	420,658	1,632
*,1	Sera Prognostics Inc. Class A	265,885	1,590
*	Sanara Medtech Inc.	38,451	1,580
*	Cue Biopharma Inc.	597,569	1,578
*	GlycoMimetics Inc.	651,187	1,537
*	Abeona Therapeutics Inc.	305,507	1,531
*	Mineralys Therapeutics Inc.	177,068	1,523
*	X4 Pharmaceuticals Inc.	1,807,457	1,516
*	Stereotaxis Inc.	865,763	1,515
*	Nektar Therapeutics Class A	2,676,857	1,512
*	Tela Bio Inc.	226,799	1,501
*,1	Citius Pharmaceuticals Inc.	1,957,895	1,481
*	Innovage Holding Corp.	244,957	1,470
*	CytomX Therapeutics Inc.	946,563	1,467
*,1	Atossa Therapeutics Inc.	1,664,345	1,465
*	Relmada Therapeutics Inc.	353,625	1,464
*,1	AEON Biopharma Inc.	202,540	1,458
*	Syros Pharmaceuticals Inc.	184,890	1,440
*	NeuroPace Inc.	137,953	1,422
*	Mural Oncology plc	236,526	1,400
*,1	Assertio Holdings Inc.	1,307,570	1,399
*	Kodiak Sciences Inc.	458,129	1,393
*	Karyopharm Therapeutics Inc.	1,568,362	1,357
*,1	TriSalus Life Sciences Inc.	160,000	1,352
*	Eton Pharmaceuticals Inc.	307,580	1,347
*	BioAtla Inc.	545,526	1,342
*	Longboard Pharmaceuticals Inc.	221,401	1,335
*	Aquestive Therapeutics Inc.	658,878	1,331
*	Akoya Biosciences Inc.	271,764	1,326
*,1	Reviva Pharmaceuticals Holdings Inc.	252,419	1,300
*	Chimerix Inc.	1,308,906	1,260
*	Perspective Therapeutics Inc.	3,105,489	1,248
*	KORU Medical Systems Inc.	506,625	1,244
*	Optinose Inc.	948,209	1,223
*,1	Renovaro Biosciences Inc.	378,409	1,200
*	Generation Bio Co.	718,076	1,185
*,1	AirSculpt Technologies Inc.	156,689	1,174
*	Neuronetics Inc.	403,878	1,171
*	Cartesian Therapeutics Inc.	1,696,040	1,169
*,1	Vor BioPharma Inc.	519,630	1,169
*	Myomo Inc.	228,288	1,144
*	Personalis Inc.	539,279	1,132
*	Galectin Therapeutics Inc.	670,160	1,112
*	Werewolf Therapeutics Inc.	288,006	1,112
*	Athira Pharma Inc.	452,018	1,098
*	Apyx Medical Corp.	414,663	1,086
		Shares	Market Value• ($000)
*,1	Asensus Surgical Inc.	3,398,802	1,084
*	FibroGen Inc.	1,214,955	1,077
*,1	Vaxart Inc.	1,872,506	1,073
*	Electromed Inc.	98,146	1,071
*	SCYNEXIS Inc.	479,862	1,070
*	ChromaDex Corp.	747,814	1,069
*	Design Therapeutics Inc.	399,505	1,059
*	Conduit Pharmaceuticals Inc.	231,299	1,052
*	Curis Inc.	81,306	1,037
*	Inotiv Inc.	278,037	1,020
*	Sangamo Therapeutics Inc.	1,876,120	1,019
*	Seer Inc. Class A	517,365	1,004
[1]	Carisma Therapeutics Inc.	342,628	1,004
*	Century Therapeutics Inc.	299,597	995
*,1	Achieve Life Sciences Inc.	240,138	989
*	Theseus Pharmaceuticals Inc.	241,475	978
*,1	Bionano Genomics Inc.	505,292	955
*	aTyr Pharma Inc.	662,206	934
*	PepGen Inc.	137,095	932
*	XBiotech Inc.	231,371	925
*	Adverum Biotechnologies Inc.	1,225,295	922
*	Jasper Therapeutics Inc.	1,160,011	915
*	MediciNova Inc.	607,734	912
*,1	Cutera Inc.	255,224	900
*,1	Delcath Systems Inc.	212,669	885
*,1	Cardiff Oncology Inc.	590,707	874
*,1	Ocuphire Pharma Inc.	288,947	870
*	Eyenovia Inc.	417,777	869
*,1	Bioxcel Therapeutics Inc.	293,322	865
*	Spero Therapeutics Inc.	587,342	863
*	Enzo Biochem Inc.	618,881	860
*	Oncology Institute Inc.	416,922	851
*	Prelude Therapeutics Inc.	198,015	846
*,1	Spyre Therapeutics Inc.	38,818	835
*	Cidara Therapeutics Inc.	1,047,746	832
*	Omega Therapeutics Inc.	275,181	828
*	Clearside Biomedical Inc.	707,220	827
*,1	ProPhase Labs Inc.	181,391	820
*	Adicet Bio Inc.	433,904	820
*	Aclaris Therapeutics Inc.	777,632	817
*	Eagle Pharmaceuticals Inc.	150,918	789
*,1	ProKidney Corp. Class A	442,096	787
*,1	Immunic Inc.	519,880	780
*,1	Tempest Therapeutics Inc.	174,007	766
*	Corvus Pharmaceuticals Inc.	428,240	754
*	Graphite Bio Inc.	287,441	753
*,1	Sagimet Biosciences Inc. Class A	138,115	749
*,1	Hyperfine Inc. Class A	665,890	746
*,1	Immix Biopharma Inc.	107,419	743
*,1	Beyond Air Inc.	374,314	734
*	Avrobio Inc.	537,481	731
*	Kezar Life Sciences Inc.	764,730	725
*	Solid Biosciences Inc.	116,243	714
*	Biodesix Inc.	384,059	707
*	DiaMedica Therapeutics Inc.	247,802	704
*	Kronos Bio Inc.	559,541	699
*	Great Elm Group Inc.	358,816	696
*,1	DermTech Inc.	397,288	695
*,1	Pyxis Oncology Inc.	385,415	694
*,1	Outlook Therapeutics Inc.	1,758,399	693
*,1	Atara Biotherapeutics Inc.	1,340,523	687
*,1	Leap Therapeutics Inc.	162,591	674
*	Kewaunee Scientific Corp.	23,122	672
*	Forian Inc.	229,226	670
*	GeneDx Holdings Corp. Class A	241,389	664
*	Trevi Therapeutics Inc.	493,328	661
*,1	CytoSorbents Corp.	568,233	631

21

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Matinas BioPharma Holdings Inc.	2,919,345	631
*	Journey Medical Corp.	109,083	628
*	Ikena Oncology Inc.	318,152	627
*	Kinnate Biopharma Inc.	264,345	626
*,1	Carmell Corp.	167,084	620
*,1	DarioHealth Corp.	354,974	611
*	Assembly Biosciences Inc.	729,852	599
*,1	Greenwich Lifesciences Inc.	56,481	594
*	Rallybio Corp.	248,743	594
*	Co-Diagnostics Inc.	444,776	592
*	Rockwell Medical Inc.	312,336	590
*	Allovir Inc.	858,612	584
*,1	Cardio Diagnostics Holdings Inc.	232,139	578
*	Vigil Neuroscience Inc.	170,238	575
*	iCAD Inc.	319,228	565
*	Hookipa Pharma Inc.	692,759	561
*,1	Acurx Pharmaceuticals Inc.	145,537	557
*,1	Checkpoint Therapeutics Inc.	242,152	555
*	Acrivon Therapeutics Inc.	110,293	543
*	enVVeno Medical Corp.	104,973	540
*	Spruce Biosciences Inc.	183,832	539
*	Cyteir Therapeutics Inc.	169,688	516
*	CareMax Inc.	1,028,756	513
*	NanoString Technologies Inc.	679,551	509
*	Rezolute Inc.	512,314	508
*,1	Nutex Health Inc.	2,816,650	507
*	P3 Health Partners Inc.	355,045	501
*	Aadi Bioscience Inc.	247,520	500
*	Sensus Healthcare Inc.	207,423	490
*	NGM Biopharmaceuticals Inc.	560,237	481
*	Cara Therapeutics Inc.	645,753	480
*,1	Marker Therapeutics Inc.	87,137	479
*	Vaxxinity Inc. Class A	562,125	478
*	Nuvectis Pharma Inc.	57,030	476
*,1	Palatin Technologies Inc.	118,739	473
*,1	Sonida Senior Living Inc.	48,661	470
*	LENSAR Inc.	133,235	468
*	Neurogene Inc.	23,979	465
*	IRIDEX Corp.	164,113	461
[1]	MEI Pharma Inc.	79,554	461
*	Minerva Neurosciences Inc.	74,257	457
*	Ekso Bionics Holdings Inc.	179,455	449
*	Reneo Pharmaceuticals Inc.	278,541	446
*	Milestone Scientific Inc.	644,533	445
*	Passage Bio Inc.	440,574	445
*,1	VolitionRX Ltd.	615,921	442
*	Lantern Pharma Inc.	99,265	425
*	HeartBeam Inc.	171,331	403
*	Eledon Pharmaceuticals Inc.	222,157	400
*,1	Coya Therapeutics Inc.	53,056	393
*,1	SELLAS Life Sciences Group Inc.	368,775	391
*	Moleculin Biotech Inc.	454,705	390
*	Pro-Dex Inc.	22,090	384
*,1	Rani Therapeutics Holdings Inc. Class A	113,686	377
*	UNITY Biotechnology Inc.	194,785	376
*	Corbus Pharmaceuticals Holdings Inc.	62,059	375
*	Dianthus Therapeutics Inc.	36,059	375
*	Champions Oncology Inc.	69,171	374
*,1	IN8bio Inc.	266,560	368
*	Vicarious Surgical Inc. Class A	969,320	355
*	Cognition Therapeutics Inc.	191,136	354
*,1	Owlet Inc.	65,981	348
*	ImmuCell Corp.	66,638	337
*	Precision BioSciences Inc.	913,583	333
*	Oncternal Therapeutics Inc.	621,232	333
*	Celularity Inc. Class A	1,338,454	331
*	PAVmed Inc.	79,689	328
		Shares	Market Value• ($000)
*,1	BioSig Technologies Inc.	687,882	327
*	Homology Medicines Inc.	535,943	326
*,1	NeuroOne Medical Technologies Corp.	205,179	324
*,1	Bright Green Corp.	968,476	320
*	Eliem Therapeutics Inc.	119,083	319
*	ElectroCore Inc.	54,676	317
*,1	Aspira Women's Health Inc.	77,703	317
*	Societal CDMO Inc.	890,262	312
*	Cellectar Biosciences Inc.	110,399	306
*	Instil Bio Inc.	40,207	306
*,1	Quince Therapeutics Inc.	287,348	302
*	Rain Oncology Inc.	250,603	301
*,1	Accelerate Diagnostics Inc.	76,553	300
*	Singular Genomics Systems Inc.	649,099	299
*	Armata Pharmaceuticals Inc.	90,978	295
*	Dare Bioscience Inc.	946,086	292
*	Exagen Inc.	141,951	282
*,1	Fortress Biotech Inc.	93,521	282
*,1	T2 Biosystems Inc.	44,433	279
*	Alpha Teknova Inc.	74,094	276
*	TherapeuticsMD Inc.	122,234	275
*	Retractable Technologies Inc.	246,784	274
*	AIM ImmunoTech Inc.	620,229	273
*	Streamline Health Solutions Inc.	630,999	268
*,1	Intensity Therapeutics Inc.	30,978	265
*	Protara Therapeutics Inc.	140,668	263
*,1	SAB Biotherapeutics Inc.	375,395	258
*	Gain Therapeutics Inc.	78,870	258
*	Dyadic International Inc.	159,188	256
*,1	Senti Biosciences Inc. Class A	386,899	255
	Psychemedics Corp.	85,868	254
*	Xtant Medical Holdings Inc.	221,041	250
*	ARCA biopharma Inc.	141,432	240
*	Onconova Therapeutics Inc.	321,970	240
*	Elicio Therapeutics Inc.	27,752	231
*	NextCure Inc.	201,978	230
*,1	Predictive Oncology Inc.	69,881	230
*,1	Cyclo Therapeutics Inc.	144,172	229
*,1	Alaunos Therapeutics Inc.	3,070,777	217
*,1	Durect Corp.	363,771	215
*	Candel Therapeutics Inc.	145,874	214
*,1	Biomerica Inc.	169,010	211
*,1	Oncocyte Corp.	84,999	211
*,1	NRX Pharmaceuticals Inc.	449,071	207
*	Vincerx Pharma Inc.	173,353	205
*	Lipocine Inc.	74,283	205
*	Dominari Holdings Inc.	77,916	202
*	Cue Health Inc.	1,223,161	199
*,1	Clene Inc.	665,776	197
*	Vivani Medical Inc.	193,451	197
*	American Shared Hospital Services	81,025	193
*,1	Cosmos Health Inc.	134,834	190
*,1	BioVie Inc. Class A	147,637	186
*	Molecular Templates Inc.	49,888	185
*	Bolt Biotherapeutics Inc.	164,316	184
*,1	KALA BIO Inc.	26,296	184
*	Science 37 Holdings Inc.	34,509	184
*	Kineta Inc.	51,504	183
*,1	Biora Therapeutics Inc.	135,901	183
*	Aligos Therapeutics Inc.	274,065	182
*	CareCloud Inc.	119,857	182
*,1	IGC Pharma Inc.	630,222	177
*	Microbot Medical Inc.	108,034	177
*,1	Cano Health Inc.	29,930	176
*	Equillium Inc.	242,412	175
*,1	Surrozen Inc.	18,127	172
*	Synlogic Inc.	42,476	164

22

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Elevation Oncology Inc.	303,179	163
*	PharmaCyte Biotech Inc.	74,919	162
*	Pieris Pharmaceuticals Inc.	885,502	161
*	Viracta Therapeutics Inc.	282,488	161
*	Hepion Pharmaceuticals Inc.	48,908	160
*	Lumos Pharma Inc.	50,828	159
*,1	NanoViricides Inc.	154,515	158
*	Lisata Therapeutics Inc.	57,596	157
*,1	Regulus Therapeutics Inc.	121,722	156
*,1	Turnstone Biologics Corp.	61,126	156
*,1	NightHawk Biosciences Inc.	352,600	155
*	Galecto Inc.	212,689	153
*,1	Acorda Therapeutics Inc.	10,438	152
*	Orgenesis Inc.	300,650	151
*	Femasys Inc.	155,261	151
*	Cumberland Pharmaceuticals Inc.	84,244	147
*	Genprex Inc.	598,971	138
*,1	Aprea Therapeutics Inc.	28,562	134
*	CervoMed Inc.	19,318	134
*,1	Novo Integrated Sciences Inc.	163,777	134
*,1	Elutia Inc.	61,591	133
*	Vivos Therapeutics Inc.	10,579	132
*	Strata Skin Sciences Inc.	235,454	130
*	RenovoRx Inc.	56,578	130
*	Cocrystal Pharma Inc.	76,721	130
*,1	Know Labs Inc.	254,986	130
*,1	Organovo Holdings Inc. Class A	114,640	127
*	BioCardia Inc.	189,240	126
*,1	Bio-Path Holdings Inc.	270,029	125
*,1	eFFECTOR Therapeutics Inc.	264,836	124
*	Forte Biosciences Inc.	149,484	123
*,1	Aileron Therapeutics Inc.	40,314	123
*	Eiger BioPharmaceuticals Inc.	540,723	121
*,1	Virios Therapeutics Inc.	208,883	120
*	Eargo Inc.	45,480	118
*,1	Biotricity Inc.	99,728	118
*,1	SeaStar Medical Holding Corp.	261,671	116
*,1	VYNE Therapeutics Inc.	48,578	113
*	Precipio Inc.	17,645	112
*,1	BrainStorm Cell Therapeutics Inc.	401,014	109
*,1	VBI Vaccines Inc.	184,436	108
*,1	Applied DNA Sciences Inc.	173,534	107
*,1	MyMD Pharmaceuticals Inc.	410,666	106
*	Cryo-Cell International Inc.	18,318	105
*,1	GeoVax Labs Inc.	288,573	104
*	AgeX Therapeutics Inc.	262,604	101
*,1	Nutriband Inc.	43,254	101
*,1	Unicycive Therapeutics Inc.	115,057	100
*,1	ProSomnus Inc.	102,103	100
*	Mustang Bio Inc.	73,419	99
*,1	MSP Recovery Inc.	43,627	99
*,1	Helius Medical Technologies Inc. Class A	12,598	97
*,1	AquaBounty Technologies Inc.	34,020	97
*	ATI Physical Therapy Inc.	15,662	96
*,1	Star Equity Holdings Inc.	93,272	95
*	Talis Biomedical Corp.	12,746	95
*,1	MAIA Biotechnology Inc.	80,659	94
*	MiNK Therapeutics Inc.	85,953	92
*,1	Longeveron Inc. Class A	65,090	89
*	Xilio Therapeutics Inc.	160,024	88
*	Tivic Health Systems Inc.	47,981	88
*,1	vTv Therapeutics Inc. Class A	7,654	88
*	Rapid Micro Biosystems Inc. Class A	116,215	86
*,1	Sientra Inc.	139,870	85
*,1	Theriva Biologics Inc.	194,494	84
*,1	ENDRA Life Sciences Inc.	39,812	84
*	GT Biopharma Inc.	315,126	80
		Shares	Market Value• ($000)
*,1	Creative Medical Technology Holdings Inc.	17,629	80
*,1	Processa Pharmaceuticals Inc.	234,653	79
*	Coeptis Therapeutics Holdings	100,759	79
*	Cyclerion Therapeutics Inc.	23,490	79
*	SunLink Health Systems Inc.	83,942	78
*,1	Aytu BioPharma Inc.	27,251	77
*	Anebulo Pharmaceuticals Inc.	32,003	77
*,1	Seelos Therapeutics Inc.	55,373	77
*,1	Ocean Biomedical Inc.	113,209	75
*	TFF Pharmaceuticals Inc.	10,750	75
*,1	CNS Pharmaceuticals Inc.	58,369	74
*,1	INVO BioScience Inc.	54,058	73
*,1	Alzamend Neuro Inc.	78,545	72
*	Edesa Biotech Inc.	15,702	72
*	Sensei Biotherapeutics Inc.	97,704	68
*,1	Galera Therapeutics Inc.	448,330	65
*	Lucid Diagnostics Inc.	46,125	65
*	Pulmatrix Inc.	35,082	65
*	Precision Optics Corp. Inc.	10,488	65
*	Avinger Inc.	23,802	65
*,1	PetVivo Holdings Inc.	59,855	63
*	Finch Therapeutics Group Inc.	16,234	59
*,1	Bullfrog AI Holdings Inc.	18,100	59
*,1	Lexaria Bioscience Corp.	46,241	58
*	Plus Therapeutics Inc.	32,541	58
*	Acutus Medical Inc.	278,220	56
*,1	Hoth Therapeutics Inc.	38,804	56
*	Nexgel Inc.	25,526	54
*	Benitec Biopharma Inc.	16,701	54
*	NeuroMetrix Inc.	15,124	54
*,1	Atreca Inc. Class A	393,228	52
*	Trevena Inc.	72,355	51
*,1	Tenax Therapeutics Inc.	186,046	51
*	Oragenics Inc.	8,737	49
*,1	Cingulate Inc.	6,351	49
*	Indaptus Therapeutics Inc.	27,068	48
*	Akili Inc. Class A	101,371	48
*,1	Eterna Therapeutics Inc.	26,099	47
*,1	Neuraxis Inc.	17,745	47
*,1	Tracon Pharmaceuticals Inc.	262,772	46
*	HCW Biologics Inc.	37,451	46
*,1	Aethlon Medical Inc.	21,224	46
*,1	Petros Pharmaceuticals Inc.	31,811	45
*,1	Telesis Bio Inc.	110,770	44
*,1	AcelRx Pharmaceuticals Inc.	59,697	44
*,1	Tonix Pharmaceuticals Holding Corp.	108,143	44
*,1	Palisade Bio Inc.	68,054	40
*,1	Agile Therapeutics Inc.	20,477	40
*,1	Aravive Inc.	315,214	39
*,1	Better Therapeutics Inc.	198,154	39
*,1	Soligenix Inc.	50,865	39
*	Tenon Medical Inc.	23,854	39
*	Venus Concept Inc.	32,438	38
*,1	NeuroBo Pharmaceuticals Inc.	9,738	36
*	BioRestorative Therapies Inc.	20,472	35
*,1	Lipella Pharmaceuticals Inc.	34,520	35
*	NanoVibronix Inc.	30,194	35
*,1	Xenetic Biosciences Inc.	9,797	35
*,1	Regional Health Properties Inc.	16,970	34
*,1	Titan Pharmaceuticals Inc.	82,051	34
*	Imunon Inc.	48,806	33
*,1	ABVC BioPharma Inc.	27,247	32
*	Evoke Pharma Inc.	29,851	31
*	Clever Leaves Holdings Inc.	15,135	31
*,1	bioAffinity Technologies Inc.	20,000	30
*,1	Windtree Therapeutics Inc.	41,640	30
*,1	Heart Test Laboratories Inc.	175,600	30

23

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Aditxt Inc.	4,566	30
*	Nemaura Medical Inc.	126,682	29
*,1	Nuwellis Inc.	49,955	29
*,1	Jaguar Health Inc.	192,335	29
*	Protagenic Therapeutics Inc.	31,996	29
*,1	Context Therapeutics Inc.	22,612	26
*,1	Sonnet BioTherapeutics Holdings Inc.	14,726	26
*	Exicure Inc.	40,093	24
*,1	Enveric Biosciences Inc.	18,198	24
*,1	DMK Pharmaceuticals Corp.	33,990	24
*	Silo Pharma Inc.	16,334	24
*,1	Biofrontera Inc.	8,611	24
*,1	Healthcare Triangle Inc.	8,801	24
*	InVivo Therapeutics Holdings Corp.	31,238	23
*,1	OpGen Inc.	53,275	22
*,1	Virpax Pharmaceuticals Inc.	66,294	21
*	ThermoGenesis Holdings Inc.	35,419	21
*,1	Innovative Eyewear Inc.	47,233	20
*,1	LogicMark Inc.	18,939	20
*	Synaptogenix Inc.	68,522	19
*,1	Phio Pharmaceuticals Corp.	24,380	19
*,1	Ensysce Biosciences Inc.	18,175	19
*,1	Calidi Biotherapeutics Inc.	12,448	19
*	iSpecimen Inc.	35,987	18
*,1	Aptevo Therapeutics Inc.	91,725	17
*,1	SiNtx Technologies Inc.	43,409	17
*,1	Adial Pharmaceuticals Inc.	9,359	17
*	Monopar Therapeutics Inc.	45,167	15
*	Modular Medical Inc.	8,077	15
*,1	Onconetix Inc.	73,513	15
*,1,2	Aceragen Inc.	39,478	15
*,1	Ampio Pharmaceuticals Inc.	7,388	15
*,1	Cyclacel Pharmaceuticals Inc.	5,796	15
*	NeuBase Therapeutics Inc.	18,981	14
*,1	cbdMD Inc.	13,042	14
*,1	TRxADE HEALTH Inc.	2,643	14
*,1	Kiora Pharmaceuticals Inc.	24,566	13
*,1	Qualigen Therapeutics Inc.	22,827	13
*,1	SCWorx Corp.	6,922	13
*,1	ReShape Lifesciences Inc.	49,874	12
*	Lixte Biotechnology Holdings Inc.	5,209	12
*,1	Biolase Inc.	10,911	12
*,1	Imac Holdings Inc.	5,133	11
*,1	iBio Inc.	8,287	11
*,2	Impact BioMedical Inc. (Registered)	1,738,388	11
*,1	Yield10 Bioscience Inc.	40,451	10
*,1	180 Life Sciences Corp.	47,852	10
*,1	NexImmune Inc.	4,306	10
*,1	Salarius Pharmaceuticals Inc.	14,563	9
*	Dynatronics Corp.	16,074	9
*	Landos Biopharma Inc.	2,399	9
*,1	Motus GI Holdings Inc.	6,884	9
*,1	Avenue Therapeutics Inc.	46,293	8
*,1	Inhibikase Therapeutics Inc.	6,416	8
*	Ontrak Inc.	20,311	8
*	Vaccinex Inc.	12,588	8
*	CalciMedica Inc.	2,320	7
*,1	GRI Bio Inc.	18,539	7
*	60 Degrees Pharmaceuticals Inc.	7,048	7
*,1	Envoy Medical Inc.	3,372	6
*	Assure Holdings Corp.	20,753	5
*,1	NKGen Biotech Inc.	1,786	5
*,1	Panbela Therapeutics Inc.	4,249	4
*	Sharps Technology Inc.	9,956	4
*,1	Ainos Inc.	1,966	4
*	NovaBay Pharmaceuticals Inc.	13,710	3
*,1	Revelation Biosciences Inc.	6,000	3
		Shares	Market Value• ($000)
*,1	Avalo Therapeutics Inc.	300	3
*,1	First Wave BioPharma Inc.	823	3
*,1	Spectral AI Inc.	1,341	3
*,1	Kintara Therapeutics Inc.	12,455	2
*	Intelligent Bio Solutions Inc.	5,798	2
*,1	PaxMedica Inc.	3,235	2
*	Sonoma Pharmaceuticals Inc.	3,818	1
*,1	Bluejay Diagnostics Inc.	794	1
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*	Aclarion Inc.	1,800	—
*,2,3	MYOS Corp. (Acquired 8/24/2023, Cost $—)	20,700	—
*,1,2	MYOS Corp. (Registered)	48,410	—
*	Senestech Inc.	1	—
*,1	ZyVersa Therapeutics Inc.	493	—
*,1	Tharimmune Inc.	427	—
*	iCoreConnect Inc.	70	—
			11,461,490
Industrials (16.9%)
	Ferguson plc	3,008,200	580,793
	Vertiv Holdings Co. Class A	5,194,717	249,502
	Booz Allen Hamilton Holding Corp. Class A	1,921,755	245,812
	Carlisle Cos. Inc.	720,251	225,028
	Graco Inc.	2,495,313	216,493
	Watsco Inc.	501,780	214,998
	Lennox International Inc.	471,643	211,070
	TransUnion	2,857,355	196,329
	Owens Corning	1,304,994	193,439
	SS&C Technologies Holdings Inc.	3,161,671	193,210
	AECOM	2,057,471	190,172
	Lincoln Electric Holdings Inc.	848,279	184,467
	RB Global Inc.	2,700,343	180,626
	CNH Industrial NV	14,349,153	174,773
*	Saia Inc.	393,047	172,241
*	XPO Inc.	1,715,530	150,263
	EMCOR Group Inc.	697,041	150,164
	Toro Co.	1,538,340	147,665
	Regal Rexnord Corp.	981,727	145,315
	ITT Inc.	1,215,904	145,082
	nVent Electric plc	2,454,537	145,039
	Advanced Drainage Systems Inc.	1,014,497	142,679
	Fortune Brands Innovations Inc.	1,854,514	141,203
	HEICO Corp.	773,703	138,392
	Knight-Swift Transportation Holdings Inc. Class A	2,387,156	137,620
*	Trex Co. Inc.	1,607,200	133,060
	Tetra Tech Inc.	787,983	131,538
*	Clean Harbors Inc.	744,998	130,010
*	WillScot Mobile Mini Holdings Corp.	2,841,484	126,446
	Curtiss-Wright Corp.	565,745	126,042
	HEICO Corp. Class A	878,098	125,076
	Simpson Manufacturing Co. Inc.	631,696	125,063
*	RBC Bearings Inc.	430,617	122,678
	Woodward Inc.	894,707	121,796
	Donaldson Co. Inc.	1,793,062	117,177
*	Middleby Corp.	794,027	116,857
	UFP Industries Inc.	914,107	114,766
	WESCO International Inc.	650,113	113,042
	AGCO Corp.	919,990	111,696
	KBR Inc.	2,000,949	110,873
	Comfort Systems USA Inc.	529,245	108,850
*	SiteOne Landscape Supply Inc.	667,428	108,457
*	GXO Logistics Inc.	1,759,342	107,601
*	CACI International Inc. Class A	329,627	106,753
*	Paylocity Holding Corp.	641,302	105,719
*	API Group Corp.	3,038,620	105,136
	Oshkosh Corp.	967,808	104,920
*	FTI Consulting Inc.	526,596	104,872

24

Extended Market Index Fund
		Shares	Market Value• ($000)
	BWX Technologies Inc.	1,351,574	103,706
	Landstar System Inc.	530,689	102,768
	U-Haul Holding Co. (XNYS)	1,436,757	101,205
*	Fluor Corp.	2,537,371	99,389
	Applied Industrial Technologies Inc.	574,116	99,144
	Science Applications International Corp.	783,118	97,357
	Acuity Brands Inc.	458,442	93,903
	MSA Safety Inc.	546,726	92,304
	Hexcel Corp.	1,243,608	91,716
*	Atkore Inc.	559,885	89,582
	Genpact Ltd.	2,467,607	85,651
	Crane Co.	724,648	85,610
*	Chart Industries Inc.	621,858	84,778
*	AZEK Co. Inc. Class A	2,208,073	84,459
	Watts Water Technologies Inc. Class A	405,310	84,442
	Sensata Technologies Holding plc	2,242,063	84,234
*	Core & Main Inc. Class A	2,020,433	81,646
	Flowserve Corp.	1,938,787	79,917
	Mueller Industries Inc.	1,682,638	79,336
	Allison Transmission Holdings Inc.	1,325,939	77,103
	Timken Co.	961,555	77,069
*	Lyft Inc. Class A	5,122,437	76,785
	Boise Cascade Co.	585,699	75,766
*	ExlService Holdings Inc.	2,446,900	75,487
	Maximus Inc.	899,146	75,402
	Ryder System Inc.	655,056	75,371
*	Beacon Roofing Supply Inc.	860,222	74,857
*	Alaska Air Group Inc.	1,900,933	74,269
	AAON Inc.	999,729	73,850
	Esab Corp.	841,365	72,879
	Valmont Industries Inc.	309,296	72,224
*	Casella Waste Systems Inc. Class A	843,395	72,077
	MSC Industrial Direct Co. Inc. Class A	686,263	69,491
	Concentrix Corp.	706,315	69,367
	Federal Signal Corp.	899,046	68,993
	FTAI Aviation Ltd.	1,481,949	68,762
*	Kirby Corp.	872,963	68,510
*	SPX Technologies Inc.	672,804	67,960
*	Stericycle Inc.	1,367,670	67,782
*	MasTec Inc.	892,540	67,583
*	ASGN Inc.	696,985	67,029
	Exponent Inc.	749,498	65,986
	Armstrong World Industries Inc.	652,061	64,111
	Air Lease Corp. Class A	1,527,735	64,073
*	Sunrun Inc.	3,223,210	63,272
	GATX Corp.	523,486	62,933
	Herc Holdings Inc.	417,940	62,227
	Zurn Elkay Water Solutions Corp.	2,101,143	61,795
	Moog Inc. Class A	423,288	61,284
	Insperity Inc.	521,856	61,172
	EnerSys	600,821	60,659
	MDU Resources Group Inc.	3,004,569	59,490
	Arcosa Inc.	719,717	59,477
*,1	Clarivate plc	6,387,831	59,151
	Brink's Co.	665,051	58,491
	ManpowerGroup Inc.	720,348	57,246
	Terex Corp.	994,599	57,150
	Franklin Electric Co. Inc.	588,664	56,894
	Matson Inc.	514,964	56,440
*	Verra Mobility Corp. Class A	2,449,392	56,409
*	TriNet Group Inc.	462,403	54,994
*	Spirit AeroSystems Holdings Inc. Class A	1,702,136	54,094
	Encore Wire Corp.	235,366	50,274
*	Dycom Industries Inc.	433,509	49,893
	Hillenbrand Inc.	1,030,156	49,293
*	GMS Inc.	597,692	49,268
*	AeroVironment Inc.	387,809	48,879
		Shares	Market Value• ($000)
[1]	Avis Budget Group Inc.	274,172	48,600
	Kadant Inc.	172,546	48,366
	Enpro Inc.	307,869	48,255
	CSW Industrials Inc.	229,356	47,571
*	Alight Inc. Class A	5,490,704	46,836
	John Bean Technologies Corp.	469,240	46,666
	Korn Ferry	777,379	46,137
*,1	Bloom Energy Corp. Class A	3,109,748	46,024
*	CBIZ Inc.	730,196	45,703
	Albany International Corp. Class A	459,712	45,153
	ESCO Technologies Inc.	379,625	44,428
	McGrath RentCorp	363,090	43,433
	ABM Industries Inc.	967,169	43,358
	Rush Enterprises Inc. Class A	852,857	42,899
	ArcBest Corp.	353,924	42,545
*	Hub Group Inc. Class A	460,114	42,303
	Vestis Corp.	1,944,013	41,096
*	Resideo Technologies Inc.	2,168,384	40,809
	Dun & Bradstreet Holdings Inc.	3,476,214	40,672
	UniFirst Corp.	221,716	40,554
*	RXO Inc.	1,724,556	40,113
*	Sterling Infrastructure Inc.	454,822	39,992
	Werner Enterprises Inc.	933,919	39,570
*	Shoals Technologies Group Inc. Class A	2,513,982	39,067
	Brady Corp. Class A	657,815	38,607
*	Kratos Defense & Security Solutions Inc.	1,893,636	38,422
	Griffon Corp.	612,822	37,351
*	Parsons Corp.	592,781	37,173
*,1	Plug Power Inc.	8,075,861	36,341
*,1	Joby Aviation Inc.	5,453,440	36,265
*	MYR Group Inc.	246,064	35,588
*	Array Technologies Inc.	2,102,305	35,319
*	Gibraltar Industries Inc.	446,533	35,267
	ICF International Inc.	254,066	34,068
*	PGT Innovations Inc.	837,029	34,067
*	NEXTracker Inc. Class A	725,239	33,977
	Granite Construction Inc.	655,927	33,360
	Mueller Water Products Inc. Class A	2,304,083	33,179
*	AAR Corp.	520,648	32,488
	Alamo Group Inc.	153,618	32,289
	Trinity Industries Inc.	1,208,034	32,122
*	SkyWest Inc.	609,777	31,830
*	ACV Auctions Inc. Class A	2,001,569	30,324
	Kennametal Inc.	1,173,695	30,270
*	Gates Industrial Corp. plc	2,186,614	29,344
	MillerKnoll Inc.	1,077,787	28,755
	HNI Corp.	685,290	28,666
*	Huron Consulting Group Inc.	278,187	28,598
*	Construction Partners Inc. Class A	654,671	28,491
*	Masterbrand Inc.	1,891,329	28,086
*	Mercury Systems Inc.	767,524	28,068
*	Masonite International Corp.	327,207	27,701
	Standex International Corp.	174,121	27,577
*	Upwork Inc.	1,845,194	27,438
*	JetBlue Airways Corp.	4,923,463	27,325
*	Hillman Solutions Corp.	2,899,283	26,702
[1]	Spirit Airlines Inc.	1,605,937	26,321
*,1	Enovix Corp.	2,096,915	26,253
	Primoris Services Corp.	786,411	26,117
*	Hayward Holdings Inc.	1,865,699	25,374
	Tennant Co.	273,605	25,360
	Enerpac Tool Group Corp. Class A	811,971	25,244
	H&E Equipment Services Inc.	477,007	24,957
*	CoreCivic Inc.	1,689,482	24,548
	Barnes Group Inc.	748,859	24,435
*	JELD-WEN Holding Inc.	1,263,015	23,846
	Forward Air Corp.	378,935	23,824

25

Extended Market Index Fund
		Shares	Market Value• ($000)
*	OPENLANE Inc.	1,600,005	23,696
*	American Woodmark Corp.	241,253	22,400
	CSG Systems International Inc.	418,917	22,291
	Helios Technologies Inc.	487,054	22,088
*,1	Xometry Inc. Class A	611,929	21,974
*	Rocket Lab USA Inc.	3,876,577	21,437
	AZZ Inc.	368,810	21,424
*	Leonardo DRS Inc.	1,045,286	20,948
*	Cimpress plc	261,517	20,934
	Lindsay Corp.	162,065	20,932
*	NV5 Global Inc.	186,445	20,718
*	Paycor HCM Inc.	958,320	20,690
	Greenbrier Cos. Inc.	466,344	20,603
*,1	Fluence Energy Inc.	854,078	20,370
*	GEO Group Inc.	1,863,265	20,179
*	Hertz Global Holdings Inc.	1,934,112	20,095
*	Legalzoom.com Inc.	1,775,642	20,065
*	Triumph Group Inc.	1,155,858	19,164
	Kforce Inc.	276,827	18,702
	Steelcase Inc. Class A	1,375,129	18,592
	Allegiant Travel Co.	221,749	18,319
*	Janus International Group Inc.	1,386,212	18,090
	Marten Transport Ltd.	861,519	18,075
	Wabash National Corp.	704,169	18,041
	Apogee Enterprises Inc.	331,813	17,722
*	NOW Inc.	1,563,100	17,694
*,1	Archer Aviation Inc. Class A	2,817,374	17,299
	Columbus McKinnon Corp.	437,798	17,083
*	Thermon Group Holdings Inc.	511,007	16,643
	Matthews International Corp. Class A	452,893	16,599
*	Energy Recovery Inc.	837,202	15,773
*	Transcat Inc.	141,109	15,427
*	Ameresco Inc. Class A	476,361	15,086
*	Proto Labs Inc.	384,949	14,998
*	SP Plus Corp.	291,696	14,949
*	Vicor Corp.	331,923	14,917
	Quanex Building Products Corp.	483,289	14,774
*	BlueLinx Holdings Inc.	127,327	14,427
	Deluxe Corp.	666,918	14,305
	Schneider National Inc. Class B	552,325	14,057
[1]	Tecnoglass Inc.	305,934	13,984
*	MRC Global Inc.	1,266,392	13,943
*	Driven Brands Holdings Inc.	949,070	13,534
*	Montrose Environmental Group Inc.	410,059	13,175
*	Air Transport Services Group Inc.	740,785	13,045
	Astec Industries Inc.	349,983	13,019
	Gorman-Rupp Co.	365,969	13,003
*,1	Virgin Galactic Holdings Inc.	5,236,899	12,830
	VSE Corp.	196,541	12,699
*	3D Systems Corp.	1,980,054	12,573
*,1	Symbotic Inc. Class A	238,547	12,245
	First Advantage Corp.	737,270	12,217
*	U-Haul Holding Co.	170,105	12,214
*,1	Nikola Corp.	13,898,285	12,158
	Barrett Business Services Inc.	102,424	11,861
	Powell Industries Inc.	133,243	11,779
	Insteel Industries Inc.	303,239	11,611
*	Healthcare Services Group Inc.	1,118,551	11,599
*	Viad Corp.	319,621	11,570
*	Hawaiian Holdings Inc.	812,051	11,531
*	Titan International Inc.	772,873	11,500
	Interface Inc. Class A	887,011	11,194
*	Enviri Corp.	1,215,310	10,938
*	Ducommun Inc.	207,222	10,788
	Pitney Bowes Inc.	2,414,674	10,625
	CRA International Inc.	107,247	10,601
*,1	FuelCell Energy Inc.	6,550,792	10,481
		Shares	Market Value• ($000)
*,1	ChargePoint Holdings Inc.	4,433,911	10,375
	Rush Enterprises Inc. Class B	193,783	10,267
	Kelly Services Inc. Class A	467,298	10,103
	Genco Shipping & Trading Ltd.	608,605	10,097
	Hyster-Yale Materials Handling Inc.	160,963	10,010
	Douglas Dynamics Inc.	334,025	9,914
	Heartland Express Inc.	668,206	9,529
*	Conduent Inc.	2,581,577	9,423
	Kaman Corp.	393,210	9,417
*	IES Holdings Inc.	117,230	9,287
*	Sun Country Airlines Holdings Inc.	585,941	9,217
*	CECO Environmental Corp.	448,133	9,088
*	Titan Machinery Inc.	314,400	9,080
*	Manitowoc Co. Inc.	536,355	8,952
	Heidrick & Struggles International Inc.	301,052	8,890
	Ennis Inc.	399,848	8,761
	Cadre Holdings Inc.	259,420	8,532
	Argan Inc.	181,788	8,506
*,1	Stem Inc.	2,175,737	8,442
	ACCO Brands Corp.	1,375,638	8,364
*	Hudson Technologies Inc.	618,740	8,347
*	V2X Inc.	168,049	7,804
*	TrueBlue Inc.	503,564	7,725
*	Great Lakes Dredge & Dock Corp.	996,188	7,651
	Miller Industries Inc.	179,776	7,603
	REV Group Inc.	414,450	7,531
	Global Industrial Co.	192,097	7,461
*	Astronics Corp.	423,465	7,377
*	Planet Labs PBC	2,936,762	7,254
*	Franklin Covey Co.	162,924	7,092
*	Blue Bird Corp.	260,633	7,027
	Resources Connection Inc.	490,041	6,944
	Allient Inc.	219,589	6,634
*	Limbach Holdings Inc.	145,808	6,630
	National Presto Industries Inc.	80,342	6,450
*	Sterling Check Corp.	461,430	6,423
	FTAI Infrastructure Inc.	1,626,774	6,328
	Preformed Line Products Co.	46,680	6,249
	GrafTech International Ltd.	2,849,673	6,241
	TTEC Holdings Inc.	287,802	6,237
*,1	SunPower Corp.	1,290,750	6,234
*	DXP Enterprises Inc.	178,703	6,022
*	Tutor Perini Corp.	661,759	6,022
*,1	LanzaTech Global Inc.	1,197,180	6,022
	Covenant Logistics Group Inc. Class A	130,074	5,989
	Shyft Group Inc.	489,952	5,987
[1]	Eagle Bulk Shipping Inc.	107,564	5,959
*	Liquidity Services Inc.	322,659	5,553
*	AerSale Corp.	437,086	5,549
	LSI Industries Inc.	393,761	5,544
*	Bowman Consulting Group Ltd. Class A	154,695	5,495
*	Daseke Inc.	665,161	5,388
*	Distribution Solutions Group Inc.	164,414	5,189
*	Forrester Research Inc.	191,485	5,134
*	Custom Truck One Source Inc.	794,868	4,912
*	BrightView Holdings Inc.	582,703	4,906
*	American Superconductor Corp.	431,433	4,806
*,1	Microvast Holdings Inc.	3,395,294	4,753
	Alta Equipment Group Inc.	371,262	4,593
*	Northwest Pipe Co.	149,141	4,513
	Pangaea Logistics Solutions Ltd.	512,373	4,222
	Park Aerospace Corp.	285,826	4,202
*,1	SES AI Corp.	2,199,001	4,024
	Luxfer Holdings plc	422,626	3,778
*	Matrix Service Co.	385,093	3,766
*	Willdan Group Inc.	171,977	3,698
*,1	Net Power Inc.	364,602	3,682

26

Extended Market Index Fund
		Shares	Market Value• ($000)
	Aris Water Solutions Inc. Class A	408,070	3,424
	Park-Ohio Holdings Corp.	124,171	3,348
*	Radiant Logistics Inc.	498,130	3,308
*	TaskUS Inc. Class A	248,114	3,243
*,1	Frontier Group Holdings Inc.	578,476	3,158
*	L B Foster Co. Class A	140,614	3,092
	Omega Flex Inc.	42,700	3,011
*	Commercial Vehicle Group Inc.	429,381	3,010
*,1	Innodata Inc.	364,024	2,963
*,1	Blink Charging Co.	846,731	2,870
	Universal Logistics Holdings Inc.	101,183	2,835
*	Performant Financial Corp.	894,514	2,795
*	Graham Corp.	146,346	2,776
*	Asure Software Inc.	290,815	2,769
*	Concrete Pumping Holdings Inc.	336,641	2,760
*,1	Desktop Metal Inc. Class A	3,567,986	2,680
*,1	Eve Holding Inc.	365,203	2,673
*	Blade Air Mobility Inc.	755,482	2,667
*	RCM Technologies Inc.	91,076	2,645
*,1	TPI Composites Inc.	620,777	2,570
*,1	Energy Vault Holdings Inc.	1,087,385	2,534
*	Quad/Graphics Inc.	463,634	2,513
*	DLH Holdings Corp.	159,513	2,512
*	NN Inc.	613,095	2,452
*,1	NuScale Power Corp. Class A	712,185	2,343
	Twin Disc Inc.	144,684	2,338
*,1	Eos Energy Enterprises Inc.	2,118,481	2,309
*	Gencor Industries Inc.	141,254	2,280
*	Orion Group Holdings Inc.	457,435	2,260
*	Innovative Solutions & Support Inc.	254,450	2,170
*	HireRight Holdings Corp.	158,554	2,133
*	Mayville Engineering Co. Inc.	144,533	2,084
	Eastern Co.	88,712	1,952
	Karat Packaging Inc.	78,371	1,948
*	PAM Transportation Services Inc.	93,486	1,943
*	Mistras Group Inc.	258,353	1,891
	Virco Manufacturing Corp.	150,864	1,815
	Acme United Corp.	42,089	1,804
	EVI Industries Inc.	75,711	1,797
	ARC Document Solutions Inc.	533,343	1,749
*	Spire Global Inc.	223,318	1,746
*	Manitex International Inc.	199,531	1,744
*,1	Falcon's Beyond Global Inc. Class A	139,961	1,722
*	TuSimple Holdings Inc. Class A	1,939,428	1,702
	Hurco Cos. Inc.	76,118	1,639
*	Willis Lease Finance Corp.	33,042	1,615
*,1	Terran Orbital Corp.	1,396,113	1,592
*,1	BlackSky Technology Inc. Class A	1,114,386	1,560
*	Byrna Technologies Inc.	242,576	1,550
*	Quest Resource Holding Corp.	205,544	1,507
*,1	Sky Harbour Group Corp.	153,988	1,488
*	Hyliion Holdings Corp.	1,800,424	1,465
*	Perma-Fix Environmental Services Inc.	184,484	1,450
*	VirTra Inc.	147,434	1,396
	BGSF Inc.	146,036	1,373
*,1	Amprius Technologies Inc.	255,988	1,354
*,1	Beam Global	178,909	1,268
*	Markforged Holding Corp.	1,487,790	1,220
*	Babcock & Wilcox Enterprises Inc.	813,414	1,188
*,1	FiscalNote Holdings Inc.	1,039,674	1,185
*,1	Odyssey Marine Exploration Inc. Class B	247,693	1,152
*,1	374Water Inc.	807,554	1,147
*,1	Bridger Aerospace Group Holdings Inc.	165,432	1,143
*,1	Hyzon Motors Inc.	1,219,651	1,092
*,1	Surf Air Mobility Inc.	677,622	1,050
*,1	ESS Tech Inc.	914,456	1,042
*	Alpha Pro Tech Ltd.	194,654	1,030
		Shares	Market Value• ($000)
*	LS Starrett Co. Class A	84,819	1,026
*	SKYX Platforms Corp.	640,728	1,025
*	Ultralife Corp.	148,995	1,016
*	Skillsoft Corp.	57,505	1,011
	HireQuest Inc.	62,700	962
*,1	Wheels Up Experience Inc.	271,599	932
*,1	Redwire Corp.	287,325	819
*	GEE Group Inc.	1,612,349	806
*	Taylor Devices Inc.	36,372	804
*	Aqua Metals Inc.	1,038,386	789
*	INNOVATE Corp.	624,309	768
*	Broadwind Inc.	275,644	764
*	Perma-Pipe International Holdings Inc.	97,154	757
	NL Industries Inc.	134,129	752
*	Servotronics Inc.	59,661	746
*,1	Southland Holdings Inc.	141,533	730
*	Flux Power Holdings Inc.	160,450	659
*	TechPrecision Corp.	125,690	647
*	StarTek Inc.	144,925	639
*	Ideal Power Inc.	78,007	605
*,1	NeoVolta Inc.	376,441	602
*,1	Complete Solaria Inc.	354,350	569
*	FTC Solar Inc.	818,583	567
*	Mastech Digital Inc.	64,164	541
*	ClearSign Technologies Corp.	478,114	531
*	Hydrofarm Holdings Group Inc.	577,654	530
*	Pioneer Power Solutions Inc.	74,764	508
*	FreightCar America Inc.	184,666	499
*	Mesa Air Group Inc.	474,206	479
*	Hudson Global Inc.	30,771	479
*,1	Velo3D Inc.	1,137,907	452
*,1	Intuitive Machines Inc.	164,968	421
*	CPI Aerostructures Inc.	152,271	416
*,1	Astra Space Inc. Class A	179,586	409
*	Orion Energy Systems Inc.	453,956	393
*,1	Tigo Energy Inc.	176,330	369
*	Fuel Tech Inc.	347,857	365
*,1	Knightscope Inc. Class A	601,903	361
*,1	Exela Technologies Inc.	105,337	354
*	Team Inc.	52,557	347
*	Westwater Resources Inc.	592,292	335
*	Air T Inc.	19,387	320
	Espey Manufacturing & Electronics Corp.	16,768	314
*	Where Food Comes From Inc.	21,320	290
*	Jewett-Cameron Trading Co. Ltd.	53,321	285
*	SIFCO Industries Inc.	59,551	270
*	Steel Connect Inc.	26,479	252
*,1	Ocean Power Technologies Inc.	753,871	238
*	Mega Matrix Corp.	150,882	213
	Chicago Rivet & Machine Co.	12,203	207
*,1	Expion360 Inc.	39,179	206
*,1	Xos Inc.	24,861	194
*,1	View Inc.	49,458	180
*,1	Ideanomics Inc.	89,726	179
*,1	Air Industries Group	53,709	175
*,1	KULR Technology Group Inc.	922,983	171
	CompX International Inc.	6,705	169
*	Urban-Gro Inc.	111,102	156
*	Professional Diversity Network Inc.	75,021	152
*,1	Sarcos Technology & Robotics Corp.	199,748	144
*,1	Energous Corp.	68,443	125
*,1	Bitcoin Depot Inc.	38,004	123
*	AgEagle Aerial Systems Inc.	1,154,532	121
*,1	Advent Technologies Holdings Inc.	506,225	113
*,1	Getaround Inc.	470,350	111
*,1	Sunworks Inc.	468,374	110
*,1	LiqTech International Inc.	31,265	106

27

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Wilhelmina International Inc.	23,052	93
*,1	Safe & Green Holdings Corp.	195,578	92
*,1	Optex Systems Holdings Inc.	13,331	88
*,1	Nauticus Robotics Inc.	125,161	85
*,1	Dragonfly Energy Holdings Corp.	124,806	68
*	TOMI Environmental Solutions Inc.	66,377	67
*,1	Jet.AI Inc.	42,979	62
*,1	Sidus Space Inc. Class A	6,332	56
*	DSS Inc.	434,597	52
*	Shapeways Holdings Inc.	21,179	52
*,1	JanOne Inc.	73,304	41
*	FGI Industries Ltd.	24,551	40
*	Laser Photonics Corp.	32,357	38
*	Avalon Holdings Corp. Class A	15,500	37
*,1	Momentus Inc.	19,933	34
*,1	Polar Power Inc.	80,105	33
*,1	iSun Inc.	97,573	31
*	Pineapple Energy Inc.	52,951	31
*	Nuvve Holding Corp.	177,956	22
*	Mobile Infrastructure Corp. Class A	5,406	22
*	Art's-Way Manufacturing Co. Inc.	10,164	21
*	iPower Inc.	46,964	21
*,1	Applied UV Inc.	9,195	21
*,1	Nuburu Inc.	134,105	20
*,1	Nxu Inc. Class A	8,128	19
*,1	Energy Focus Inc.	11,850	18
*	CEA Industries Inc.	30,150	16
*,1	Fathom Digital Manufacturing C	3,456	15
*,1	Greenwave Technology Solutions Inc.	22,716	13
*	Gaucho Group Holdings Inc.	22,058	13
*	Staffing 360 Solutions Inc.	30,990	12
*,1	Agrify Corp.	9,557	11
*,1	Royalty Management Holding Corp.	5,608	10
*,1	Ault Alliance Inc.	16,916	2
*	Electriq Power Holdings Inc.	5,708	2
*,1	ShiftPixy Inc.	280	2
*,1,2	FTE Networks Inc.	82,837	—
			16,419,321
Information Technology (18.8%)
*	Snowflake Inc. Class A	4,724,340	940,144
*	Crowdstrike Holdings Inc. Class A	3,345,466	854,164
*	Workday Inc. Class A	3,058,563	844,347
	Marvell Technology Inc.	12,745,623	768,689
*	Atlassian Corp. Class A	2,293,046	545,424
*	Datadog Inc. Class A	4,468,669	542,407
*	Palantir Technologies Inc. Class A	28,502,001	489,379
*	HubSpot Inc.	744,643	432,295
*	MongoDB Inc. Class A	1,054,666	431,200
*	Cloudflare Inc. Class A	4,376,742	364,408
*	Splunk Inc.	2,281,728	347,621
*	Zscaler Inc.	1,306,588	289,488
	Dell Technologies Inc. Class C	3,723,323	284,834
*	Zoom Video Communications Inc. Class A	3,760,385	270,409
	Entegris Inc.	2,203,335	264,004
*	GoDaddy Inc. Class A	2,074,895	220,271
*	Okta Inc. Class A	2,321,961	210,207
*	Twilio Inc. Class A	2,682,496	203,521
*	Super Micro Computer Inc.	683,773	194,369
*	Manhattan Associates Inc.	899,758	193,736
*	Dynatrace Inc.	3,505,467	191,714
*	DocuSign Inc. Class A	3,002,110	178,475
	Bentley Systems Inc. Class B	3,392,456	177,018
*	Nutanix Inc. Class A	3,608,029	172,067
*	Pure Storage Inc. Class A	4,314,482	153,854
*	UiPath Inc. Class A	6,020,552	149,550
*	Unity Software Inc.	3,533,027	144,465
*	Lattice Semiconductor Corp.	2,036,787	140,518
		Shares	Market Value• ($000)
*	Elastic NV	1,197,380	134,945
*	Guidewire Software Inc.	1,212,614	132,223
	Universal Display Corp.	637,191	121,869
*,1	MicroStrategy Inc. Class A	185,611	117,236
*	Dropbox Inc. Class A	3,764,440	110,976
*	BILL Holdings Inc.	1,351,717	110,287
*	Onto Innovation Inc.	719,979	110,085
*	Rambus Inc.	1,573,224	107,373
	Cognex Corp.	2,545,916	106,267
*	Qualys Inc.	537,429	105,487
*	SPS Commerce Inc.	542,414	105,142
*	Fabrinet	537,943	102,387
	Littelfuse Inc.	369,099	98,756
*	SentinelOne Inc. Class A	3,582,203	98,296
*	Ciena Corp.	2,181,690	98,198
*	Arrow Electronics Inc.	798,597	97,628
*	Smartsheet Inc. Class A	2,000,921	95,684
	MKS Instruments Inc.	929,210	95,588
*	Aspen Technology Inc.	415,061	91,376
*	Procore Technologies Inc.	1,317,659	91,208
*	Novanta Inc.	530,020	89,261
*	Coherent Corp.	1,950,442	84,903
*	Five9 Inc.	1,076,767	84,731
*	Wolfspeed Inc.	1,856,516	80,777
*	Samsara Inc. Class A	2,419,391	80,759
	TD SYNNEX Corp.	750,327	80,743
*	Gitlab Inc. Class A	1,281,444	80,680
*	Tenable Holdings Inc.	1,741,808	80,228
*	SolarEdge Technologies Inc.	845,411	79,130
	Vontier Corp.	2,278,809	78,733
*,1	Marathon Digital Holdings Inc.	3,294,348	77,384
*	AppLovin Corp. Class A	1,920,196	76,520
*	Confluent Inc. Class A	3,254,521	76,156
*	DoubleVerify Holdings Inc.	2,062,284	75,851
	Dolby Laboratories Inc. Class A	874,349	75,351
*	MACOM Technology Solutions Holdings Inc.	791,442	73,565
*	Varonis Systems Inc. Class B	1,608,955	72,853
*	Insight Enterprises Inc.	407,142	72,141
*	Workiva Inc. Class A	704,997	71,578
*	Kyndryl Holdings Inc.	3,393,677	70,521
*	Altair Engineering Inc. Class A	812,881	68,404
	Power Integrations Inc.	824,499	67,700
	Avnet Inc.	1,338,756	67,473
	Badger Meter Inc.	434,075	67,008
*	DXC Technology Co.	2,865,324	65,530
*	Synaptics Inc.	574,387	65,526
*	Cirrus Logic Inc.	781,204	64,988
*	Teradata Corp.	1,438,741	62,600
*	Axcelis Technologies Inc.	479,772	62,222
*	Silicon Laboratories Inc.	465,884	61,622
	Advanced Energy Industries Inc.	551,701	60,091
*	Freshworks Inc. Class A	2,515,504	59,089
*	Blackbaud Inc.	632,940	54,876
*	Box Inc. Class A	2,133,097	54,629
*	Diodes Inc.	664,517	53,507
*	Appfolio Inc. Class A	301,580	52,246
*	Lumentum Holdings Inc.	989,265	51,857
*	Rapid7 Inc.	907,279	51,806
*	Aurora Innovation Inc. Class A	11,775,650	51,460
*	CommVault Systems Inc.	643,067	51,349
*	Itron Inc.	669,910	50,585
	Amkor Technology Inc.	1,497,687	49,828
*	ACI Worldwide Inc.	1,606,323	49,153
*	IPG Photonics Corp.	441,708	47,943
	Belden Inc.	619,069	47,823
*	Alarm.com Holdings Inc.	737,106	47,632
*	FormFactor Inc.	1,141,897	47,629

28

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Riot Platforms Inc.	3,063,105	47,386
*	BlackLine Inc.	749,951	46,827
*	Alteryx Inc. Class A	944,769	44,555
	Vishay Intertechnology Inc.	1,856,884	44,509
	Kulicke & Soffa Industries Inc.	810,361	44,343
*	Sprout Social Inc. Class A	719,633	44,214
*	Plexus Corp.	404,461	43,734
*	Sanmina Corp.	843,071	43,309
*	CCC Intelligent Solutions Holdings Inc.	3,691,119	42,042
*	RingCentral Inc. Class A	1,234,634	41,916
	InterDigital Inc.	373,786	40,571
	Crane NXT Co.	710,949	40,432
*,1	C3.ai Inc. Class A	1,386,827	39,816
*	Braze Inc. Class A	746,698	39,672
*	HashiCorp Inc. Class A	1,636,790	38,694
*	Calix Inc.	864,906	37,788
*	Clearwater Analytics Holdings Inc. Class A	1,876,990	37,596
*	Q2 Holdings Inc.	863,336	37,477
*	LiveRamp Holdings Inc.	967,698	36,656
*	Envestnet Inc.	733,882	36,342
*	Credo Technology Group Holding Ltd.	1,856,305	36,142
	Progress Software Corp.	641,603	34,839
*	Ambarella Inc.	560,565	34,357
*	Perficient Inc.	513,115	33,773
*	Extreme Networks Inc.	1,908,470	33,665
*	NCR Voyix Corp.	1,980,838	33,496
*	Viavi Solutions Inc.	3,313,600	33,368
*	Rogers Corp.	246,126	32,506
*	PagerDuty Inc.	1,372,248	31,768
*	Fastly Inc. Class A	1,772,000	31,542
*	SiTime Corp.	258,192	31,520
*	ePlus Inc.	394,556	31,501
*,1	IonQ Inc.	2,535,221	31,411
*	Allegro MicroSystems Inc.	1,036,171	31,365
*	OSI Systems Inc.	239,075	30,853
*	Viasat Inc.	1,103,080	30,831
	Pegasystems Inc.	628,252	30,696
	Xerox Holdings Corp.	1,659,090	30,411
*	nCino Inc.	900,031	30,268
*	Impinj Inc.	334,871	30,148
*	Photronics Inc.	914,197	28,678
*	Mirion Technologies Inc. Class A	2,692,403	27,597
*	DigitalOcean Holdings Inc.	744,208	27,305
*	MaxLinear Inc. Class A	1,090,954	25,932
	Clear Secure Inc. Class A	1,245,888	25,728
*	Verint Systems Inc.	948,401	25,635
*	Veeco Instruments Inc.	820,967	25,475
*	Agilysys Inc.	298,926	25,355
*	Cleanspark Inc.	2,264,759	24,980
*	Squarespace Inc. Class A	753,178	24,862
*	Cohu Inc.	686,724	24,303
*	PROS Holdings Inc.	625,791	24,274
*	TTM Technologies Inc.	1,517,458	23,991
*	Knowles Corp.	1,323,768	23,709
*	Ultra Clean Holdings Inc.	685,989	23,420
*	Appian Corp. Class A	611,992	23,048
*	NetScout Systems Inc.	1,045,170	22,941
*	Asana Inc. Class A	1,180,334	22,438
*	Harmonic Inc.	1,648,784	21,500
*	Semtech Corp.	942,978	20,661
	CTS Corp.	459,389	20,094
*	PowerSchool Holdings Inc. Class A	844,285	19,891
*	Zeta Global Holdings Corp. Class A	2,235,084	19,713
	Adeia Inc.	1,578,504	19,558
*	Vertex Inc. Class A	696,766	18,771
*	Sprinklr Inc. Class A	1,556,033	18,735
*	Zuora Inc. Class A	1,934,328	18,183
		Shares	Market Value• ($000)
*,1	PAR Technology Corp.	408,826	17,800
*	Intapp Inc.	458,215	17,421
*	Informatica Inc. Class A	589,832	16,745
*	Diebold Nixdorf Inc.	542,890	15,717
*	indie Semiconductor Inc. Class A	1,894,348	15,363
*	SMART Global Holdings Inc.	797,351	15,094
*	EngageSmart Inc.	654,095	14,979
	Napco Security Technologies Inc.	433,592	14,851
*	Navitas Semiconductor Corp. Class A	1,824,973	14,728
	Benchmark Electronics Inc.	530,374	14,660
*	Everbridge Inc.	602,239	14,640
*	PDF Solutions Inc.	447,535	14,384
*	Ichor Holdings Ltd.	426,491	14,343
*	ScanSource Inc.	360,097	14,263
*	Alkami Technology Inc.	582,840	14,134
*,1	Infinera Corp.	2,928,379	13,910
*	Model N Inc.	511,107	13,764
*	Jamf Holding Corp.	760,762	13,739
	A10 Networks Inc.	1,039,631	13,692
*	Amplitude Inc. Class A	1,075,572	13,681
*	Digi International Inc.	525,284	13,657
*	ACM Research Inc. Class A	685,369	13,392
*	Arlo Technologies Inc.	1,389,946	13,232
*	N-able Inc.	996,091	13,198
	Methode Electronics Inc.	538,616	12,243
	Bel Fuse Inc. Class B	179,861	12,009
*	Cerence Inc.	592,362	11,646
	PC Connection Inc.	172,596	11,600
*	E2open Parent Holdings Inc.	2,584,789	11,347
*	AvePoint Inc.	1,363,313	11,193
*	Grid Dynamics Holdings Inc.	805,958	10,743
*,1	Klaviyo Inc. Class A	375,103	10,420
*	Kimball Electronics Inc.	383,962	10,348
*,1	Aehr Test Systems	389,357	10,330
*	Couchbase Inc.	454,257	10,230
*,1	Applied Optoelectronics Inc.	511,110	9,875
*	BigCommerce Holdings Inc.	993,394	9,666
*	nLight Inc.	714,982	9,652
*	SolarWinds Corp.	747,636	9,338
*	Matterport Inc.	3,462,751	9,315
*	Digital Turbine Inc.	1,350,898	9,267
*	Mitek Systems Inc.	704,259	9,184
*	Olo Inc. Class A	1,599,593	9,150
*	Yext Inc.	1,541,001	9,076
*	Corsair Gaming Inc.	620,566	8,750
*	CommScope Holding Co. Inc.	3,099,039	8,739
*	SmartRent Inc. Class A	2,729,282	8,706
	Ubiquiti Inc.	61,812	8,626
*,1	Lightwave Logic Inc.	1,712,689	8,529
*	Alpha & Omega Semiconductor Ltd.	322,316	8,400
*	CEVA Inc.	359,997	8,176
	Hackett Group Inc.	357,916	8,150
	ADTRAN Holdings Inc.	1,074,094	7,884
*,1	Digimarc Corp.	216,101	7,806
*	MeridianLink Inc.	305,501	7,567
*,1	MicroVision Inc.	2,771,041	7,371
*	Instructure Holdings Inc.	270,789	7,314
*	Xperi Inc.	657,132	7,242
*	Consensus Cloud Solutions Inc.	271,827	7,125
*	Vishay Precision Group Inc.	208,474	7,103
*	NETGEAR Inc.	468,581	6,832
*	Thoughtworks Holding Inc.	1,418,977	6,825
*	8x8 Inc.	1,805,420	6,824
*	FARO Technologies Inc.	291,058	6,558
*,1	SoundHound AI Inc. Class A	3,033,985	6,432
*,1	Blend Labs Inc. Class A	2,429,086	6,194
*,1	Applied Digital Corp.	905,614	6,104

29

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Unisys Corp.	1,079,220	6,065
*	SEMrush Holdings Inc. Class A	430,309	5,878
	American Software Inc. Class A	511,963	5,785
	NVE Corp.	72,132	5,657
*,1	Clearfield Inc.	193,612	5,630
*	Aviat Networks Inc.	167,276	5,463
*	Evolv Technologies Holdings Inc.	1,136,658	5,365
*	OneSpan Inc.	499,022	5,350
*	Daktronics Inc.	626,137	5,310
	ON24 Inc.	662,626	5,221
*	Enfusion Inc. Class A	525,816	5,100
*	Domo Inc. Class B	482,417	4,964
*	Weave Communications Inc.	414,886	4,759
*	Backblaze Inc. Class A	624,963	4,743
*	LivePerson Inc.	1,122,286	4,253
*,1	Terawulf Inc.	1,765,586	4,237
*,1	Tucows Inc. Class A	144,551	3,903
*	Eastman Kodak Co.	992,378	3,870
*	908 Devices Inc.	338,125	3,794
*,1	Ouster Inc.	491,955	3,773
*	Porch Group Inc.	1,213,243	3,737
	Climb Global Solutions Inc.	66,690	3,657
*	Ribbon Communications Inc.	1,193,922	3,462
	Comtech Telecommunications Corp.	405,149	3,415
*	SoundThinking Inc.	125,531	3,206
*,1	SkyWater Technology Inc.	328,647	3,162
*	Luna Innovations Inc.	472,743	3,144
*,1	Rekor Systems Inc.	937,533	3,122
	Immersion Corp.	437,813	3,091
*	Iteris Inc.	589,281	3,064
*	CS Disco Inc.	399,811	3,035
*,1	Red Violet Inc.	150,073	2,997
*,1	NextNav Inc.	650,077	2,893
*	EverCommerce Inc.	262,235	2,892
*	Kopin Corp.	1,424,025	2,891
*	Telos Corp.	755,369	2,757
*	QuickLogic Corp.	195,221	2,706
*	Turtle Beach Corp.	243,612	2,668
*	Identiv Inc.	321,669	2,651
*,1	Cipher Mining Inc.	634,359	2,620
*,1	Atomera Inc.	369,491	2,590
*	eGain Corp.	306,912	2,557
*	Rimini Street Inc.	760,275	2,486
*	Lantronix Inc.	405,729	2,378
	Information Services Group Inc.	476,239	2,243
*	inTEST Corp.	161,574	2,197
*	Everspin Technologies Inc.	239,185	2,162
	Richardson Electronics Ltd.	161,606	2,157
*	Rackspace Technology Inc.	970,155	1,940
[1]	ReposiTrak Inc.	191,260	1,914
*,1	BigBear.ai Holdings Inc.	847,209	1,813
*	Powerfleet Inc.	529,800	1,812
*,1	Vuzix Corp.	857,111	1,787
*	Upland Software Inc.	413,665	1,750
*	Intevac Inc.	393,579	1,700
*	Kaltura Inc.	871,096	1,699
*	Arteris Inc.	286,887	1,690
*	Expensify Inc. Class A	634,087	1,566
*	Brightcove Inc.	594,426	1,540
*	Viant Technology Inc. Class A	202,577	1,396
*	AXT Inc.	577,904	1,387
*	AstroNova Inc.	84,578	1,375
*,1	Rigetti Computing Inc.	1,344,747	1,324
*	Transphorm Inc.	361,933	1,321
*	CPI Card Group Inc.	63,608	1,221
*	CoreCard Corp.	84,857	1,174
*,1	CompoSecure Inc.	217,219	1,173
		Shares	Market Value• ($000)
	CSP Inc.	58,064	1,161
*	KVH Industries Inc.	220,329	1,159
*,1	Wrap Technologies Inc.	373,039	1,156
*	Genasys Inc.	557,665	1,132
*	M-Tron Industries Inc.	31,573	1,127
*	Aeva Technologies Inc.	1,365,249	1,034
	Frequency Electronics Inc.	93,838	1,028
*	SecureWorks Corp. Class A	136,354	1,006
*	Cambium Networks Corp.	156,165	937
*	Pixelworks Inc.	663,718	869
*,1	Veritone Inc.	466,521	844
*	TransAct Technologies Inc.	119,373	833
*,1	Akoustis Technologies Inc.	989,060	825
*	Synchronoss Technologies Inc.	131,634	817
[1]	SilverSun Technologies Inc.	46,703	799
*,1	Ondas Holdings Inc.	513,054	785
*,1	D-Wave Quantum Inc.	892,354	785
*	WM Technology Inc.	1,087,301	783
*	Amtech Systems Inc.	175,185	736
*	Sono-Tek Corp.	137,634	714
*	Key Tronic Corp.	156,477	676
*	Issuer Direct Corp.	36,699	665
*	Edgio Inc.	1,892,566	648
*,1	Rubicon Technologies Inc. Class A	348,823	645
*	Inuvo Inc.	1,411,029	600
*,1	Dave Inc.	70,645	592
*,1	Stronghold Digital Mining Inc. Class A	80,567	588
*	Smith Micro Software Inc.	706,442	584
*	GSI Technology Inc.	216,448	571
*,1	Focus Universal Inc.	374,994	547
*	Airgain Inc.	152,243	542
*	Quantum Corp.	1,535,792	536
*	LightPath Technologies Inc. Class A	424,658	535
*	Franklin Wireless Corp.	146,912	498
*	Intellicheck Inc.	243,594	463
*,1	Coda Octopus Group Inc.	75,655	454
*	DZS Inc.	229,401	452
*	AudioEye Inc.	82,976	450
*	CVD Equipment Corp.	100,702	446
*	authID Inc.	45,426	430
*,1	Research Frontiers Inc.	411,436	416
*	DecisionPoint Systems Inc.	65,767	412
*	NetSol Technologies Inc.	188,484	405
*	Movano Inc.	512,874	401
*	Data I/O Corp.	131,906	388
*	CPS Technologies Corp.	164,742	387
*	LGL Group Inc.	61,008	375
*	ZeroFox Holdings Inc.	426,975	371
*	EMCORE Corp.	754,981	369
*,1	Movella Holdings Inc.	588,741	356
*	One Stop Systems Inc.	169,292	355
*	Red Cat Holdings Inc.	402,998	355
*,1	Meta Materials Inc.	5,342,305	353
*,1	Greenidge Generation Holdings Inc. Class A	52,169	350
*,1	Quantum Computing Inc.	378,953	346
	Crexendo Inc.	67,950	330
*	Research Solutions Inc.	124,461	324
*	RF Industries Ltd.	105,170	320
*,1	Neonode Inc.	139,362	319
[1]	VirnetX Holding Corp.	45,281	317
*	Mawson Infrastructure Group Inc.	98,002	314
*	Aware Inc.	182,524	303
*	Casa Systems Inc.	538,466	285
*	Optical Cable Corp.	101,263	273
*,1	Inseego Corp.	1,190,163	262
*	WidePoint Corp.	102,130	237
*	SigmaTron International Inc.	77,301	232

30

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Alpine 4 Holdings Inc.	290,863	214
*	TSR Inc.	22,667	204
*,1	BK Technologies Corp.	16,526	202
*	AmpliTech Group Inc.	103,829	198
*	Electro-Sensors Inc.	51,424	194
*	Trio-Tech International	36,381	184
*,1	Interlink Electronics Inc.	13,613	174
*	Presto Automation Inc.	317,079	169
*	BTCS Inc.	87,854	143
*	Glimpse Group Inc.	116,434	132
*	Duos Technologies Group Inc.	45,457	131
*	Data Storage Corp.	45,382	131
*,1	Vislink Technologies Inc.	33,462	129
*	CalAmp Corp.	502,346	126
	ClearOne Inc.	114,784	124
*	VerifyMe Inc.	106,857	120
*	Astrotech Corp.	13,863	118
*,1	reAlpha Tech Corp.	57,800	115
*	Cepton Inc.	35,764	112
*	Blackboxstocks Inc.	39,297	111
*,1	Phunware Inc.	1,323,060	108
*,1	AEye Inc.	46,220	106
*	Bridgeline Digital Inc.	110,790	96
*,1	Remark Holdings Inc.	191,066	95
*,1	Boxlight Corp. Class A	87,801	94
*	Socket Mobile Inc.	67,150	79
*,1	Universal Security Instruments Inc.	47,378	79
	Taitron Components Inc. Class A	21,640	76
*,1	Sobr Safe Inc.	148,945	70
*,1	Marin Software Inc.	181,298	66
*,1	Digital Ally Inc.	30,556	64
*,1	CISO Global Inc.	588,914	60
*,1	T Stamp Inc. Class A	44,099	60
*,1	Intrusion Inc.	223,729	57
*	Peraso Inc.	187,583	52
*,1	GSE Systems Inc.	25,559	52
*	Nortech Systems Inc.	4,884	46
*,1	Intellinetics Inc.	8,825	45
*	Sonim Technologies Inc.	59,810	44
*,1	Auddia Inc.	154,558	39
*,1	CXApp Inc.	27,801	36
*,1	Airspan Networks Holdings Inc.	394,024	35
*,1	Inpixon	580,094	33
*,1	Cemtrex Inc.	6,772	33
*	MariaDB plc	119,196	33
*,1	Soluna Holdings Inc.	7,454	30
*,1	CYNGN Inc.	186,493	27
*,1	DatChat Inc.	9,288	27
*,1	Castellum Inc.	83,675	25
*	Iveda Solutions Inc.	39,559	25
*	OMNIQ Corp.	39,407	24
*	ADDvantage Technologies Group Inc.	9,642	24
*,1	COMSovereign Holding Corp.	27,468	22
	Network-1 Technologies Inc.	9,774	21
*,2	SRAX Inc.	284,252	20
*	Bio-key International Inc.	6,653	20
*,1	WaveDancer Inc.	11,093	19
*	Minim Inc.	8,992	18
*	Sigma Additive Solutions Inc.	5,427	16
*,1	Verb Technology Co. Inc.	68,376	12
*,1	Akerna Corp.	24,000	10
*,1	Oblong Inc.	45,359	9
*,1	FOXO Technologies Inc.	24,238	8
*,1	WiSA Technologies Inc.	45,800	5
*	Spectaire Holdings Inc.	504	1
*	Actelis Networks Inc.	200	—
			18,308,623
		Shares	Market Value• ($000)
Materials (4.3%)
	Reliance Steel & Aluminum Co.	843,616	235,943
	RPM International Inc.	1,906,818	212,858
	Crown Holdings Inc.	1,778,791	163,809
	United States Steel Corp.	3,293,635	160,235
*	Cleveland-Cliffs Inc.	7,470,225	152,542
	AptarGroup Inc.	964,318	119,209
	Berry Global Group Inc.	1,745,589	117,635
	Royal Gold Inc.	970,945	117,446
	Graphic Packaging Holding Co.	4,524,786	111,536
*	Axalta Coating Systems Ltd.	3,255,979	110,606
	Eagle Materials Inc.	512,214	103,898
	Olin Corp.	1,815,101	97,925
	Alcoa Corp.	2,640,921	89,791
	Commercial Metals Co.	1,730,114	86,575
*	ATI Inc.	1,881,581	85,556
	Sonoco Products Co.	1,455,629	81,326
	Sealed Air Corp.	2,126,943	77,676
	Element Solutions Inc.	3,280,740	75,916
	Balchem Corp.	476,807	70,925
	Chemours Co.	2,211,884	69,763
	Cabot Corp.	821,338	68,582
*	Summit Materials Inc. Class A	1,764,678	67,870
	Louisiana-Pacific Corp.	946,956	67,073
	Westlake Corp.	471,377	65,974
	HB Fuller Co.	795,884	64,793
	Ashland Inc.	757,076	63,829
	Huntsman Corp.	2,440,814	61,338
	Alpha Metallurgical Resources Inc.	174,502	59,142
	NewMarket Corp.	102,951	56,194
	Avient Corp.	1,337,934	55,618
*	Knife River Corp.	834,925	55,255
	Silgan Holdings Inc.	1,202,550	54,415
	Carpenter Technology Corp.	735,995	52,108
*,1	Livent Corp.	2,655,658	47,749
	Warrior Met Coal Inc.	766,931	46,760
	Innospec Inc.	366,679	45,190
	Arch Resources Inc.	270,374	44,866
	Quaker Chemical Corp.	204,066	43,552
*	MP Materials Corp.	2,140,426	42,488
	Sensient Technologies Corp.	622,321	41,073
	Hecla Mining Co.	8,434,709	40,571
	Materion Corp.	303,130	39,446
	Scotts Miracle-Gro Co.	618,034	39,400
*	O-I Glass Inc.	2,285,857	37,442
	Minerals Technologies Inc.	478,996	34,157
*,1	Ginkgo Bioworks Holdings Inc. Class A	19,811,885	33,482
	Stepan Co.	313,523	29,644
	Greif Inc. Class A	430,312	28,224
	Sylvamo Corp.	519,690	25,522
	Tronox Holdings plc	1,697,390	24,035
	Orion SA	852,288	23,634
*	Ingevity Corp.	499,717	23,597
	Hawkins Inc.	290,771	20,476
*	Coeur Mining Inc.	5,898,372	19,229
	Kaiser Aluminum Corp.	237,933	16,938
	Koppers Holdings Inc.	319,402	16,360
	TriMas Corp.	630,536	15,972
	Ryerson Holding Corp.	432,365	14,994
*	Ecovyst Inc.	1,526,790	14,917
*	TimkenSteel Corp.	588,716	13,805
	SunCoke Energy Inc.	1,236,752	13,283
	Compass Minerals International Inc.	506,524	12,825
	Mativ Holdings Inc.	835,643	12,794
*	Aspen Aerogels Inc.	802,686	12,666
*	Worthington Steel Inc.	447,288	12,569
	AdvanSix Inc.	409,095	12,257

31

Extended Market Index Fund
		Shares	Market Value• ($000)
	Schnitzer Steel Industries Inc. Class A	385,520	11,627
	Haynes International Inc.	197,413	11,262
	Myers Industries Inc.	555,894	10,868
*	Perimeter Solutions SA	2,259,978	10,396
	Olympic Steel Inc.	148,510	9,906
*	Century Aluminum Co.	773,007	9,384
*	Clearwater Paper Corp.	253,979	9,174
	Pactiv Evergreen Inc.	611,039	8,377
*,1	PureCycle Technologies Inc.	1,998,707	8,095
[1]	Ramaco Resources Inc. Class A	470,174	8,078
*	LSB Industries Inc.	859,867	8,005
*	Piedmont Lithium Inc.	279,765	7,898
	United States Lime & Minerals Inc.	29,461	6,786
	Mercer International Inc.	640,591	6,073
	American Vanguard Corp.	447,788	4,912
*	Gatos Silver Inc.	695,896	4,551
*,1	McEwen Mining Inc.	594,272	4,285
	Trinseo plc	511,396	4,280
*	Rayonier Advanced Materials Inc.	959,517	3,886
*,1	American Battery Technology Co.	783,708	3,676
*	Ranpak Holdings Corp. Class A	580,594	3,379
*	Intrepid Potash Inc.	136,892	3,270
	Kronos Worldwide Inc.	303,357	3,015
*	Alto Ingredients Inc.	1,042,887	2,774
*	Smith-Midland Corp.	59,997	2,370
*	Universal Stainless & Alloy Products Inc.	117,992	2,369
	Ramaco Resources Inc. Class B	176,917	2,355
*	Core Molding Technologies Inc.	111,989	2,075
	Tredegar Corp.	382,334	2,068
*	Dakota Gold Corp.	780,224	2,044
*,1	Origin Materials Inc.	1,744,951	1,459
	Friedman Industries Inc.	93,681	1,448
*	Glatfelter Corp.	730,566	1,417
	Northern Technologies International Corp.	111,967	1,319
*,1	Danimer Scientific Inc. Class A	1,248,536	1,274
*,1	Loop Industries Inc.	332,490	1,257
*,1	Contango ORE Inc.	59,864	1,084
*	Idaho Strategic Resources Inc.	169,246	1,072
*	Ascent Industries Co.	110,651	1,058
*	Advanced Emissions Solutions Inc.	336,668	1,003
*,1	Flotek Industries Inc.	163,769	642
*	US Gold Corp.	143,623	610
*,1	5E Advanced Materials Inc.	422,291	595
*,1	Hycroft Mining Holding Corp. Class A	235,039	576
	Greif Inc. Class B	8,157	538
*	Ampco-Pittsburgh Corp.	180,060	492
*	Gold Resource Corp.	1,281,600	482
*	Solitario Resources Corp.	786,156	440
*	United States Antimony Corp.	1,198,945	299
*	ASP Isotopes Inc.	157,697	282
*,1	US Goldmining Inc.	18,138	132
*	Paramount Gold Nevada Corp.	190,456	71
*,1	Golden Minerals Co.	75,719	39
*	Save Foods Inc.	16,703	33
*,1	Eightco Holdings Inc.	33,455	17
*	Adamas One Corp.	27,332	16
*,1	Crown ElectroKinetics Corp.	8,521	1
			4,228,172
Real Estate (6.0%)
	Sun Communities Inc.	1,839,475	245,846
	WP Carey Inc.	3,224,916	209,007
	Equity LifeStyle Properties Inc.	2,754,401	194,295
	Gaming & Leisure Properties Inc.	3,931,002	193,995
	Rexford Industrial Realty Inc.	3,127,664	175,462
	American Homes 4 Rent Class A	4,682,458	168,381
	CubeSmart	3,322,093	153,979
*	Zillow Group Inc. Class C	2,594,075	150,093
		Shares	Market Value• ($000)
	Lamar Advertising Co. Class A	1,290,789	137,185
*	Jones Lang LaSalle Inc.	704,526	133,064
	EastGroup Properties Inc.	686,532	126,006
	Americold Realty Trust Inc.	3,951,651	119,616
	NNN REIT Inc.	2,686,456	115,786
	Omega Healthcare Investors Inc.	3,625,721	111,165
	STAG Industrial Inc.	2,688,552	105,553
	Brixmor Property Group Inc.	4,448,118	103,508
	First Industrial Realty Trust Inc.	1,958,807	103,170
	Healthcare Realty Trust Inc. Class A	5,647,898	97,313
	Ryman Hospitality Properties Inc.	882,450	97,122
	Agree Realty Corp.	1,489,342	93,754
	Spirit Realty Capital Inc.	2,071,495	90,504
	Terreno Realty Corp.	1,242,517	77,869
	Apartment Income REIT Corp. Class A	2,155,588	74,864
	Kite Realty Group Trust	3,249,132	74,275
	Rayonier Inc.	2,022,447	67,570
	Vornado Realty Trust	2,366,394	66,851
	Phillips Edison & Co. Inc.	1,771,472	64,623
	Kilroy Realty Corp.	1,577,452	62,846
	Essential Properties Realty Trust Inc.	2,294,005	58,635
	PotlatchDeltic Corp.	1,170,454	57,469
	Cousins Properties Inc.	2,236,367	54,456
	EPR Properties	1,111,058	53,831
	Apple Hospitality REIT Inc.	3,137,674	52,117
	Independence Realty Trust Inc.	3,303,494	50,543
	Macerich Co.	3,172,138	48,946
	Sabra Health Care REIT Inc.	3,405,601	48,598
	National Storage Affiliates Trust	1,148,347	47,622
	Park Hotels & Resorts Inc.	3,101,116	47,447
	Broadstone Net Lease Inc.	2,751,165	47,375
	Physicians Realty Trust	3,505,104	46,653
[1]	Medical Properties Trust Inc.	8,853,945	43,473
	Tanger Inc.	1,551,198	42,999
[1]	SL Green Realty Corp.	950,311	42,926
	LXP Industrial Trust	4,290,982	42,567
	COPT Defense Properties	1,652,229	42,347
	Innovative Industrial Properties Inc.	414,916	41,832
*	Howard Hughes Holdings Inc.	478,502	40,936
	CareTrust REIT Inc.	1,762,011	39,434
*	Opendoor Technologies Inc.	8,498,534	38,073
	DigitalBridge Group Inc.	2,119,144	37,170
	Highwoods Properties Inc.	1,567,935	36,000
	SITE Centers Corp.	2,638,919	35,968
	National Health Investors Inc.	639,124	35,695
	Douglas Emmett Inc.	2,452,981	35,568
	Four Corners Property Trust Inc.	1,327,819	33,594
	Sunstone Hotel Investors Inc.	3,046,804	32,692
	Urban Edge Properties	1,725,287	31,573
	St. Joe Co.	523,091	31,480
	Outfront Media Inc.	2,137,571	29,840
*	Zillow Group Inc. Class A	525,965	29,833
	Equity Commonwealth	1,541,712	29,601
	DiamondRock Hospitality Co.	3,095,908	29,071
	Pebblebrook Hotel Trust	1,792,943	28,651
	Global Net Lease Inc.	2,872,776	28,584
	RLJ Lodging Trust	2,292,060	26,863
*	Cushman & Wakefield plc	2,481,079	26,796
	Retail Opportunity Investments Corp.	1,851,107	25,971
	InvenTrust Properties Corp.	995,958	25,238
	Acadia Realty Trust	1,393,101	23,669
	Xenia Hotels & Resorts Inc.	1,610,427	21,934
	JBG SMITH Properties	1,280,300	21,778
	Kennedy-Wilson Holdings Inc.	1,747,209	21,630
	Service Properties Trust	2,462,741	21,032
	Alexander & Baldwin Inc.	1,084,617	20,629
	Uniti Group Inc.	3,547,389	20,504

32

Extended Market Index Fund
		Shares	Market Value• ($000)
	Getty Realty Corp.	698,555	20,412
	Newmark Group Inc. Class A	1,813,806	19,879
	LTC Properties Inc.	604,767	19,425
	Elme Communities	1,321,924	19,300
	Veris Residential Inc.	1,206,856	18,984
	Empire State Realty Trust Inc. Class A	1,932,430	18,725
	Easterly Government Properties Inc. Class A	1,384,295	18,605
*	Compass Inc. Class A	4,857,573	18,264
	NETSTREIT Corp.	1,005,025	17,940
	Hudson Pacific Properties Inc.	1,908,322	17,766
*	Redfin Corp.	1,713,675	17,685
[1]	eXp World Holdings Inc.	1,133,125	17,586
	American Assets Trust Inc.	711,634	16,019
	Safehold Inc.	683,359	15,991
*	Apartment Investment & Management Co. Class A	2,019,199	15,810
	Marcus & Millichap Inc.	349,759	15,277
	Brandywine Realty Trust	2,584,158	13,954
	UMH Properties Inc.	899,116	13,774
*	Anywhere Real Estate Inc.	1,681,889	13,640
	Paramount Group Inc.	2,588,884	13,385
	Centerspace	227,737	13,254
	Piedmont Office Realty Trust Inc. Class A	1,853,651	13,179
	Plymouth Industrial REIT Inc.	545,414	13,128
	Armada Hoffler Properties Inc.	994,334	12,300
	Diversified Healthcare Trust	3,194,455	11,947
	NexPoint Residential Trust Inc.	339,189	11,678
	Summit Hotel Properties Inc.	1,655,655	11,126
[1]	Peakstone Realty Trust	531,607	10,595
	Community Healthcare Trust Inc.	370,727	9,876
	Global Medical REIT Inc.	880,804	9,777
*	Forestar Group Inc.	281,025	9,293
	Whitestone REIT	747,265	9,184
	Universal Health Realty Income Trust	203,821	8,815
[1]	Farmland Partners Inc.	698,030	8,711
	Chatham Lodging Trust	788,881	8,457
	CBL & Associates Properties Inc.	337,670	8,246
	Gladstone Commercial Corp.	615,769	8,153
	Alexander's Inc.	35,568	7,596
	Gladstone Land Corp.	512,464	7,405
*	Tejon Ranch Co.	414,340	7,127
	Saul Centers Inc.	176,966	6,949
*	FRP Holdings Inc.	104,328	6,560
	RMR Group Inc. Class A	213,387	6,024
*,1	Seritage Growth Properties Class A	597,081	5,583
	Orion Office REIT Inc.	954,713	5,461
	Office Properties Income Trust	743,231	5,440
	One Liberty Properties Inc.	243,316	5,331
[1]	CTO Realty Growth Inc.	305,490	5,294
	Industrial Logistics Properties Trust	946,492	4,449
[1]	NexPoint Diversified Real Estate Trust	548,292	4,359
	Postal Realty Trust Inc. Class A	298,979	4,353
	NET Lease Office Properties	216,101	3,994
	RE/MAX Holdings Inc. Class A	298,475	3,979
	City Office REIT Inc.	572,275	3,497
	Alpine Income Property Trust Inc.	205,392	3,473
	Franklin Street Properties Corp.	1,341,324	3,434
	BRT Apartments Corp.	174,145	3,237
	Douglas Elliman Inc.	1,030,775	3,041
*	Star Holdings	199,470	2,988
*	Stratus Properties Inc.	94,932	2,740
	Braemar Hotels & Resorts Inc.	895,611	2,239
*	Maui Land & Pineapple Co. Inc.	87,860	1,396
*	AMREP Corp.	56,666	1,245
	Modiv Industrial Inc. Class C	81,640	1,216
	Clipper Realty Inc.	225,016	1,215
*,1	Offerpad Solutions Inc.	110,705	1,135
*,1	Ashford Hospitality Trust Inc.	559,405	1,085
		Shares	Market Value• ($000)
	Global Self Storage Inc.	170,518	790
	Bluerock Homes Trust Inc.	54,970	769
*,1	LuxUrban Hotels Inc.	120,402	719
	Creative Media & Community Trust Corp.	186,677	698
*,1	Altisource Portfolio Solutions SA	176,732	629
*	Transcontinental Realty Investors Inc.	17,849	617
*	Sotherly Hotels Inc.	298,937	445
*,1	Doma Holdings Inc.	91,760	425
*	Fathom Holdings Inc.	102,907	369
*	Rafael Holdings Inc. Class B	172,498	316
*	American Realty Investors Inc.	14,699	256
*	Comstock Holding Cos. Inc. Class A	52,330	234
	Generation Income Properties Inc.	51,003	202
*	InterGroup Corp.	7,864	144
*	JW Mays Inc.	2,413	103
	InnSuites Hospitality Trust	51,409	87
*	CKX Lands Inc.	5,432	70
*,1	Altisource Asset Management Corp.	15,639	65
[1]	Strawberry Fields REIT Inc.	8,289	64
*	Safe & Green Development Corp.	43,845	61
*	New Concept Energy Inc.	48,067	48
*	Trinity Place Holdings Inc.	313,994	35
*	Power REIT	36,007	23
*	Alset Inc.	21,638	22
	Medalist Diversified REIT Inc.	3,943	20
*,1	Avalon GloboCare Corp.	34,504	17
*	American Strategic Investment Co.	1,126	9
	Presidio Property Trust Inc. Class A	4,940	5
*,1	Wheeler REIT Inc.	12,815	4
*,2	Spirit MTA REIT	653,668	—
			5,792,576
Utilities (1.8%)
	Vistra Corp.	4,944,900	190,478
	Essential Utilities Inc.	3,704,506	138,363
	OGE Energy Corp.	2,909,470	101,628
	UGI Corp.	3,105,910	76,405
	IDACORP Inc.	741,839	72,938
	National Fuel Gas Co.	1,357,185	68,090
	Portland General Electric Co.	1,502,085	65,100
	New Jersey Resources Corp.	1,442,856	64,323
	Ormat Technologies Inc.	787,851	59,711
	Southwest Gas Holdings Inc.	888,427	56,282
	Black Hills Corp.	1,012,498	54,624
	Otter Tail Corp.	615,076	52,263
	ONE Gas Inc.	814,570	51,904
	ALLETE Inc.	840,384	51,398
	PNM Resources Inc.	1,214,491	50,523
	Spire Inc.	767,978	47,876
	Northwestern Energy Group Inc.	902,344	45,920
	California Water Service Group	880,113	45,651
	American States Water Co.	551,394	44,343
	Avista Corp.	1,136,540	40,620
	Clearway Energy Inc. Class C	1,390,309	38,136
	MGE Energy Inc.	526,938	38,103
	Chesapeake Utilities Corp.	317,805	33,570
	Avangrid Inc.	1,011,878	32,795
	SJW Group	424,202	27,722
*,1	Sunnova Energy International Inc.	1,595,703	24,334
	Hawaiian Electric Industries Inc.	1,635,847	23,213
	Northwest Natural Holding Co.	533,301	20,767
	Middlesex Water Co.	267,812	17,574
	Unitil Corp.	250,646	13,176
	Genie Energy Ltd. Class B	335,871	9,448
	York Water Co.	225,661	8,715
*	Montauk Renewables Inc.	968,457	8,629
	Consolidated Water Co. Ltd.	234,050	8,332
	Clearway Energy Inc. Class A	309,566	7,919

33

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Altus Power Inc. Class A	968,598	6,616
	Artesian Resources Corp. Class A	122,559	5,080
*	Pure Cycle Corp.	295,865	3,098
	RGC Resources Inc.	127,094	2,585
	Global Water Resources Inc.	147,111	1,924
*,1	Cadiz Inc.	681,992	1,910
*,1	Spruce Power Holding Corp.	195,019	862
	Via Renewables Inc. Class A	37,181	349
			1,713,297
Total Common Stocks (Cost $81,492,125)			96,836,951
Preferred Stocks (0.0%)
	FAT Brands Inc. Pfd., 8.250%, 2/7/24	7,939	118
	Air T Funding Pfd., 8.000%, 6/7/24	391	7
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	902,467	—
*,2	BTCS Inc. Preference Shares	87,854	—
Total Preferred Stocks (Cost $2,745)			125
Rights (0.0%)
*,2	Frequency Therapeutics Inc. CVR	448,505	888
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*,2	Cartesian Therapeutics Inc. CVR	1,696,040	305
*,1,2	Palisade Bio Inc. CVR	238,902	229
*,2	Spectrum Pharmaceuticals Inc. CVR	2,524,293	206
*,2	Imara Inc. CVR	140,767	176
*,2	Strongbridge Biopharma plc CVR	687,671	125
*,1	Groupon Inc. Exp. 1/17/24	296,929	102
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64
*,2	Surface Oncology Inc. CVR	579,706	54
*,2	Gyre Therapeutics Inc. CVR	475,977	48
*,2	Miromatrix Medical Inc. CVR	280,666	39
*,2	Aduro Biotech Inc. CVR	150,581	28
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	F-star Therapeutics Inc. CVR	81,676	6
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,1,2	CinCor Pharma Inc. CVR	832	3
*,2	Dianthus Therapeutics Inc. CVR	545,859	3
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	2
		Shares	Market Value• ($000)
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*,2	Ambit Biosciences Corp. CVR	22,388	—
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	—
*	Ligand Pharmaceuticals Inc. General CVR	395,811	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*,2	Achillion Pharmaceuticals Inc. CVR	374	—
*,2	Pineapple Energy Inc. CVR	30,377	—
*,1,2	Disc Medicine Inc. CVR	238,398	—
*,2	Sesen Bio Inc. CVR	2,671,362	—
*,2	Chinook Therapeutics Inc. CVR	59	—
*,1,2	Spyre Therapeutics Inc. CVR	632,341	—
*,2	Neurogene Inc. CVR	95,916	—
Total Rights (Cost $2,593)			2,752
Warrants (0.0%)
*,2	Cassava Sciences Inc. Exp. 11/15/24	233,823	1,116
*	Ayala Pharmaceuticals Inc. Exp. 9/11/24	47,130	—
*,2	Salarius Pharmaceuticals Inc. Exp. 1/20/25	119,407	—
*,1,2	Imperalis Holding Corp. Exp. 4/13/28	930,380	—
Total Warrants (Cost $200)			1,116
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[4,5]	Vanguard Market Liquidity Fund, 5.435% (Cost $2,088,111)	20,896,263	2,089,208
Total Investments (101.8%) (Cost $83,585,774)			98,930,152
Other Assets and Liabilities—Net (-1.8%)			(1,722,554)
Net Assets (100%)			97,207,598
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,509,878,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $0, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,733,477,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2024	272	92,608	3,876
E-mini Russell 2000 Index	March 2024	1,432	146,615	7,635
E-mini S&P 500 Index	March 2024	106	25,546	166
E-mini S&P Mid-Cap 400 Index	March 2024	88	24,724	1,309
				12,986

34

Extended Market Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BILL Holdings Inc.	8/30/24	BANA	5,565	(5.332)	1,347	—
Chewy Inc. Class A	1/31/24	GSI	6,522	(5.331)	792	—
Lucid Group Inc.	1/31/24	GSI	8,777	(5.331)	—	(1,045)
Sirius XM Holdings Inc.	1/31/24	GSI	21,600	(5.331)	245	—
Snowflake Inc. Class A	8/30/24	BANA	29,653	(5.332)	1,666	—
Wayfair Inc. Class A	8/30/24	BANA	7,254	(5.332)	737	—
					4,787	(1,045)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $3,913,000 and cash of $1,420,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Extended Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $81,497,663)	96,840,944
Affiliated Issuers (Cost $2,088,111)	2,089,208
Total Investments in Securities	98,930,152
Investment in Vanguard	2,927
Cash Collateral Pledged—Futures Contracts	20,202
Receivables for Investment Securities Sold	41,354
Receivables for Accrued Income	93,656
Receivables for Capital Shares Issued	68,068
Unrealized Appreciation—Over-the-Counter Swap Contracts	4,787
Total Assets	99,161,146
Liabilities
Due to Custodian	19,818
Payables for Investment Securities Purchased	29,826
Collateral for Securities on Loan	1,733,477
Payables for Capital Shares Redeemed	163,855
Payables to Vanguard	1,901
Variation Margin Payable—Futures Contracts	3,626
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,045
Total Liabilities	1,953,548
Net Assets	97,207,598
1 Includes $1,509,878,000 of securities on loan.
36

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	87,284,948
Total Distributable Earnings (Loss)	9,922,650
Net Assets	97,207,598

Investor Shares—Net Assets
Applicable to 1,858,699 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	231,936
Net Asset Value Per Share—Investor Shares	$124.78

ETF Shares—Net Assets
Applicable to 107,137,209 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,606,486
Net Asset Value Per Share—ETF Shares	$164.34

Admiral Shares—Net Assets
Applicable to 189,589,142 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,638,744
Net Asset Value Per Share—Admiral Shares	$124.68

Institutional Shares—Net Assets
Applicable to 121,426,884 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,138,897
Net Asset Value Per Share—Institutional Shares	$124.68

Institutional Plus Shares—Net Assets
Applicable to 39,704,803 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,216,148
Net Asset Value Per Share—Institutional Plus Shares	$307.67

Institutional Select Shares—Net Assets
Applicable to 141,614,265 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,375,387
Net Asset Value Per Share—Institutional Select Shares	$200.37

See accompanying Notes, which are an integral part of the Financial Statements.
37

Extended Market Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	1,094,745
Interest[2]	34,640
Securities Lending—Net	141,974
Total Income	1,271,359
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,799
Management and Administrative—Investor Shares	398
Management and Administrative—ETF Shares	7,237
Management and Administrative—Admiral Shares	11,162
Management and Administrative—Institutional Shares	5,844
Management and Administrative—Institutional Plus Shares	3,508
Management and Administrative—Institutional Select Shares	4,150
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—ETF Shares	836
Marketing and Distribution—Admiral Shares	847
Marketing and Distribution—Institutional Shares	458
Marketing and Distribution—Institutional Plus Shares	370
Marketing and Distribution—Institutional Select Shares	49
Custodian Fees	639
Auditing Fees	48
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	417
Shareholders’ Reports—Admiral Shares	167
Shareholders’ Reports—Institutional Shares	191
Shareholders’ Reports—Institutional Plus Shares	148
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	51
Other Expenses	25
Total Expenses	38,355
Expenses Paid Indirectly	(5)
Net Expenses	38,350
Net Investment Income	1,233,009
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	5,059,742
Futures Contracts	23,830
Swap Contracts	6,190
Realized Net Gain (Loss)	5,089,762
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	13,569,568
Futures Contracts	26,926
Swap Contracts	10,301
Change in Unrealized Appreciation (Depreciation)	13,606,795
Net Increase (Decrease) in Net Assets Resulting from Operations	19,929,566
1	Dividends are net of foreign withholding taxes of $295,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $32,828,000, $32,000, $2,000, and $510,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $5,732,517,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Extended Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,233,009	1,141,328
Realized Net Gain (Loss)	5,089,762	2,411,429
Change in Unrealized Appreciation (Depreciation)	13,606,795	(32,279,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,929,566	(28,726,963)
Distributions
Investor Shares	(2,799)	(2,370)
ETF Shares	(216,881)	(148,188)
Admiral Shares	(304,809)	(232,052)
Institutional Shares	(197,911)	(154,028)
Institutional Plus Shares	(157,589)	(131,076)
Institutional Select Shares	(358,784)	(248,096)
Total Distributions	(1,238,773)	(915,810)
Capital Share Transactions
Investor Shares	(44,315)	(72,334)
ETF Shares	1,158,186	344,966
Admiral Shares	(985,934)	(1,252,838)
Institutional Shares	(827,656)	(1,209,959)
Institutional Plus Shares	(656,866)	(1,175,993)
Institutional Select Shares	877,035	3,290,411
Net Increase (Decrease) from Capital Share Transactions	(479,550)	(75,747)
Total Increase (Decrease)	18,211,243	(29,718,520)
Net Assets
Beginning of Period	78,996,355	108,714,875
End of Period	97,207,598	78,996,355

See accompanying Notes, which are an integral part of the Financial Statements.
39

Extended Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$100.93	$138.80	$124.83	$95.66	$75.74
Investment Operations
Net Investment Income[1]	1.411	1.280	1.216	.983	.962
Net Realized and Unrealized Gain (Loss) on Investments	23.876	(38.141)	14.134	29.401	20.089
Total from Investment Operations	25.287	(36.861)	15.350	30.384	21.051
Distributions
Dividends from Net Investment Income	(1.437)	(1.009)	(1.380)	(1.214)	(1.131)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.437)	(1.009)	(1.380)	(1.214)	(1.131)
Net Asset Value, End of Period	$124.78	$100.93	$138.80	$124.83	$95.66
Total Return[2]	25.22%	-26.56%	12.31%	32.04%	27.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$232	$229	$399	$454	$455
Ratio of Total Expenses to Average Net Assets	0.19%[3]	0.19%[3]	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.14%	0.87%	1.04%	1.09%
Portfolio Turnover Rate[4]	11%	11%	19%	19%	13%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$132.92	$182.81	$164.43	$126.02	$99.77
Investment Operations
Net Investment Income[1]	2.086	1.914	1.867	1.509	1.636
Net Realized and Unrealized Gain (Loss) on Investments	31.415	(50.278)	18.576	38.668	26.255
Total from Investment Operations	33.501	(48.364)	20.443	40.177	27.891
Distributions
Dividends from Net Investment Income	(2.081)	(1.526)	(2.063)	(1.767)	(1.641)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.081)	(1.526)	(2.063)	(1.767)	(1.641)
Net Asset Value, End of Period	$164.34	$132.92	$182.81	$164.43	$126.02
Total Return	25.39%	-26.46%	12.44%	32.20%	28.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,606	$13,089	$17,593	$13,761	$8,119
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.31%	1.02%	1.20%	1.40%
Portfolio Turnover Rate[3]	11%	11%	19%	19%	13%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Extended Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$100.85	$138.70	$124.75	$95.61	$75.70
Investment Operations
Net Investment Income[1]	1.557	1.437	1.408	1.112	1.236
Net Realized and Unrealized Gain (Loss) on Investments	23.851	(38.129)	14.106	29.367	19.918
Total from Investment Operations	25.408	(36.692)	15.514	30.479	21.154
Distributions
Dividends from Net Investment Income	(1.578)	(1.158)	(1.564)	(1.339)	(1.244)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.578)	(1.158)	(1.564)	(1.339)	(1.244)
Net Asset Value, End of Period	$124.68	$100.85	$138.70	$124.75	$95.61
Total Return[2]	25.38%	-26.47%	12.45%	32.21%	28.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,639	$20,012	$29,054	$26,784	$22,391
Ratio of Total Expenses to Average Net Assets	0.06%[3]	0.06%[3]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.29%	1.01%	1.18%	1.39%
Portfolio Turnover Rate[4]	11%	11%	19%	19%	13%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$100.84	$138.69	$124.74	$95.60	$75.69
Investment Operations
Net Investment Income[1]	1.567	1.439	1.413	1.125	1.239
Net Realized and Unrealized Gain (Loss) on Investments	23.862	(38.120)	14.115	29.364	19.925
Total from Investment Operations	25.429	(36.681)	15.528	30.489	21.164
Distributions
Dividends from Net Investment Income	(1.589)	(1.169)	(1.578)	(1.349)	(1.254)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.589)	(1.169)	(1.578)	(1.349)	(1.254)
Net Asset Value, End of Period	$124.68	$100.84	$138.69	$124.74	$95.60
Total Return	25.41%	-26.46%	12.47%	32.23%	28.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,139	$12,983	$19,456	$18,659	$14,927
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.29%	1.01%	1.19%	1.40%
Portfolio Turnover Rate[3]	11%	11%	19%	19%	13%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
41

Extended Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$248.85	$342.27	$307.85	$235.94	$186.80
Investment Operations
Net Investment Income[1]	3.898	3.597	3.595	2.798	3.078
Net Realized and Unrealized Gain (Loss) on Investments	58.870	(94.104)	34.757	72.466	49.178
Total from Investment Operations	62.768	(90.507)	38.352	75.264	52.256
Distributions
Dividends from Net Investment Income	(3.948)	(2.913)	(3.932)	(3.354)	(3.116)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.948)	(2.913)	(3.932)	(3.354)	(3.116)
Net Asset Value, End of Period	$307.67	$248.85	$342.27	$307.85	$235.94
Total Return	25.41%	-26.45%	12.48%	32.24%	28.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,216	$10,446	$15,973	$11,665	$9,486
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.31%	1.04%	1.20%	1.41%
Portfolio Turnover Rate[3]	11%	11%	19%	19%	13%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$162.04	$222.86	$200.45	$153.63	$121.63
Investment Operations
Net Investment Income[1]	2.580	2.421	2.352	1.855	2.059
Net Realized and Unrealized Gain (Loss) on Investments	38.338	(61.319)	22.661	47.179	31.999
Total from Investment Operations	40.918	(58.898)	25.013	49.034	34.058
Distributions
Dividends from Net Investment Income	(2.588)	(1.922)	(2.603)	(2.214)	(2.058)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.588)	(1.922)	(2.603)	(2.214)	(2.058)
Net Asset Value, End of Period	$200.37	$162.04	$222.86	$200.45	$153.63
Total Return	25.44%	-26.44%	12.50%	32.27%	28.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,375	$22,239	$26,240	$24,472	$19,166
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.36%	1.05%	1.22%	1.44%
Portfolio Turnover Rate[3]	11%	11%	19%	19%	13%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Institutional Index Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock
43

Extended Market Index Fund
at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
44

Extended Market Index Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $2,927,000, representing less than 0.01% of the fund’s net assets and 1.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
45

Extended Market Index Fund
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	96,832,085	—	4,866	96,836,951
Preferred Stocks	125	—	—	125
Rights	2	102	2,648	2,752
Warrants	—	—	1,116	1,116
Temporary Cash Investments	2,089,208	—	—	2,089,208
Total	98,921,420	102	8,630	98,930,152

Derivative Financial Instruments
Assets
Futures Contracts[1]	12,986	—	—	12,986
Swap Contracts	—	4,787	—	4,787
Total	12,986	4,787	—	17,773
Liabilities
Swap Contracts	—	1,045	—	1,045
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	5,721,800
Total Distributable Earnings (Loss)	(5,721,800)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for
46

Extended Market Index Fund
tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	42,694
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	14,687,076
Capital Loss Carryforwards	(4,807,120)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	9,922,650
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,238,773	915,810
Long-Term Capital Gains	—	—
Total	1,238,773	915,810
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	84,243,076
Gross Unrealized Appreciation	32,329,904
Gross Unrealized Depreciation	(17,642,828)
Net Unrealized Appreciation (Depreciation)	14,687,076
F.  During the year ended December 31, 2023, the fund purchased $19,621,054,000 of investment securities and sold $19,515,727,000 of investment securities, other than temporary cash investments. Purchases and sales include $9,464,667,000 and $10,163,029,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $1,072,681,000 and sales were $2,200,522,000, resulting in net realized gain of $165,725,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,047	64	10,368	92
Issued in Lieu of Cash Distributions	2,799	25	2,370	23
Redeemed	(54,161)	(496)	(85,072)	(721)
Net Increase (Decrease)—Investor Shares	(44,315)	(407)	(72,334)	(606)
47

Extended Market Index Fund
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	10,241,871	68,864	7,785,642	54,535
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,083,685)	(60,200)	(7,440,676)	(52,300)
Net Increase (Decrease)—ETF Shares	1,158,186	8,664	344,966	2,235
Admiral Shares
Issued	1,528,622	13,910	2,057,224	18,437
Issued in Lieu of Cash Distributions	253,200	2,264	193,334	1,884
Redeemed	(2,767,756)	(25,026)	(3,503,396)	(31,355)
Net Increase (Decrease)—Admiral Shares	(985,934)	(8,852)	(1,252,838)	(11,034)
Institutional Shares
Issued	2,289,403	20,910	2,414,097	21,403
Issued in Lieu of Cash Distributions	183,474	1,642	143,746	1,400
Redeemed	(3,300,533)	(29,875)	(3,767,802)	(34,333)
Net Increase (Decrease)—Institutional Shares	(827,656)	(7,323)	(1,209,959)	(11,530)
Institutional Plus Shares
Issued	1,568,473	5,907	3,581,013	13,375
Issued in Lieu of Cash Distributions	152,432	552	125,346	495
Redeemed	(2,377,771)	(8,729)	(4,882,352)	(18,563)
Net Increase (Decrease)—Institutional Plus Shares	(656,866)	(2,270)	(1,175,993)	(4,693)
Institutional Select Shares
Issued	3,253,688	18,298	4,415,226	25,617
Issued in Lieu of Cash Distributions	358,784	1,994	248,096	1,506
Redeemed	(2,735,437)	(15,917)	(1,372,911)	(7,624)
Net Increase (Decrease)—Institutional Select Shares	877,035	4,375	3,290,411	19,499
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
48

Mid-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Index Fund Investor Shares	15.84%	12.57%	9.27%	$24,275
CRSP US Mid Cap Index	15.98	12.73	9.44	24,643
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Index Fund ETF Shares Net Asset Value	15.99%	12.72%	9.41%	$24,589
Mid-Cap Index Fund ETF Shares Market Price	16.04	12.73	9.42	24,595
CRSP US Mid Cap Index	15.98	12.73	9.44	24,643
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Index Fund Admiral Shares	15.98%	12.71%	9.41%	$24,576
CRSP US Mid Cap Index	15.98	12.73	9.44	24,643
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

See Financial Highlights for dividend and capital gains information.
49

Mid-Cap Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Mid-Cap Index Fund Institutional Shares	16.00%	12.72%	9.42%	$12,302,398
CRSP US Mid Cap Index	15.98	12.73	9.44	12,321,356
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	14,710,990

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Mid-Cap Index Fund Institutional Plus Shares	16.00%	12.73%	9.43%	$246,303,260
CRSP US Mid Cap Index	15.98	12.73	9.44	246,427,120
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	294,219,800
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Mid-Cap Index Fund ETF Shares Market Price	16.04%	82.07%	145.95%
Mid-Cap Index Fund ETF Shares Net Asset Value	15.99	81.93	145.89
CRSP US Mid Cap Index	15.98	82.04	146.43
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
50

Mid-Cap Index Fund
Fund Allocation
As of December 31, 2023
Basic Materials	3.8%
Consumer Discretionary	13.1
Consumer Staples	4.5
Energy	4.9
Financials	12.5
Health Care	9.5
Industrials	19.6
Real Estate	8.3
Technology	14.5
Telecommunications	1.9
Utilities	7.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
51

Mid-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Basic Materials (3.7%)
	Nucor Corp.	5,510,138	958,984
	Fastenal Co.	12,807,877	829,566
	LyondellBasell Industries NV Class A	5,815,440	552,932
	Newmont Corp.	12,918,406	534,693
	International Flavors & Fragrances Inc.	5,720,526	463,191
[1]	Albemarle Corp.	2,631,183	380,153
	Celanese Corp. Class A	2,440,605	379,197
	Avery Dennison Corp.	1,805,607	365,022
	CF Industries Holdings Inc.	4,280,566	340,305
	International Paper Co.	7,758,070	280,454
	Mosaic Co.	7,328,071	261,832
	Steel Dynamics Inc.	1,723,349	203,528
	Eastman Chemical Co.	1,329,717	119,435
	FMC Corp.	1,399,161	88,217
	Westlake Corp.	359,151	50,267
			5,807,776
Consumer Discretionary (13.1%)
	DR Horton Inc.	6,348,401	964,830
*	Copart Inc.	19,371,336	949,195
	Lennar Corp. Class A	5,623,294	838,096
*	Chipotle Mexican Grill Inc. Class A	307,577	703,416
*	Trade Desk Inc. Class A	9,652,553	694,598
	Dollar General Corp.	4,919,884	668,858
*	Dollar Tree Inc.	4,684,144	665,383
*	Royal Caribbean Cruises Ltd.	4,881,373	632,089
*	Take-Two Interactive Software Inc.	3,811,555	613,470
	Delta Air Lines Inc.	14,418,520	580,057
*	Aptiv plc	6,338,813	568,718
*	Warner Bros Discovery Inc.	49,186,833	559,746
*	Ulta Beauty Inc.	1,103,237	540,575
	Hilton Worldwide Holdings Inc.	2,873,531	523,241
	Tractor Supply Co.	2,422,869	520,990
*	AutoZone Inc.	197,586	510,880
	eBay Inc.	11,630,981	507,343
*	ROBLOX Corp. Class A	10,926,926	499,579
	PulteGroup Inc.	4,831,650	498,723
*	NVR Inc.	67,696	473,902
*	Expedia Group Inc.	2,987,734	453,508
	Darden Restaurants Inc.	2,697,631	443,221
	Garmin Ltd.	3,431,963	441,145
	Genuine Parts Co.	3,141,367	435,079
*	Carnival Corp.	22,589,342	418,806
	Electronic Arts Inc.	3,015,274	412,520
*,1	Rivian Automotive Inc. Class A	17,037,663	399,704
	Southwest Airlines Co.	13,365,560	385,997
	Omnicom Group Inc.	4,435,360	383,703
	Best Buy Co. Inc.	4,391,733	343,785
*	Live Nation Entertainment Inc.	3,615,138	338,377
	Domino's Pizza Inc.	781,464	322,143
*	United Airlines Holdings Inc.	7,325,640	302,256
	LKQ Corp.	5,999,977	286,739
	Rollins Inc.	6,511,611	284,362
*	Burlington Stores Inc.	1,446,727	281,359
	News Corp. Class A	10,829,977	265,876
*	MGM Resorts International	5,744,148	256,649
		Shares	Market Value• ($000)
	Las Vegas Sands Corp.	4,285,219	210,876
	Pool Corp.	411,943	164,246
	Fox Corp. Class A	5,429,972	161,107
	Interpublic Group of Cos. Inc.	4,294,545	140,174
*	CarMax Inc.	1,779,509	136,559
	Warner Music Group Corp. Class A	2,791,956	99,924
	Fox Corp. Class B	3,029,272	83,759
[1]	Paramount Global Class B	5,381,789	79,597
	Endeavor Group Holdings Inc. Class A	3,032,411	71,959
[1]	Sirius XM Holdings Inc.	10,436,788	57,089
*,1	Lucid Group Inc.	10,269,566	43,235
	Lennar Corp. Class B	212,879	28,536
*	Chewy Inc. Class A	1,143,405	27,019
	News Corp. Class B	355,310	9,139
[1]	Paramount Global Class A	156,436	3,076
			20,285,213
Consumer Staples (4.5%)
	Cencora Inc.	3,799,541	780,350
	Corteva Inc.	15,798,180	757,049
	Kroger Co.	14,508,195	663,170
	Church & Dwight Co. Inc.	5,521,060	522,071
	Archer-Daniels-Midland Co.	5,979,540	431,842
	Walgreens Boots Alliance Inc.	15,496,311	404,609
	Brown-Forman Corp. Class B	6,953,007	397,017
	Clorox Co.	2,781,535	396,619
	McCormick & Co. Inc. (Non-Voting)	5,634,230	385,494
	Tyson Foods Inc. Class A	6,395,218	343,743
	Kellanova	6,143,550	343,486
	Conagra Brands Inc.	10,703,474	306,762
	J M Smucker Co.	2,260,643	285,700
	Campbell Soup Co.	4,337,446	187,508
	Hormel Foods Corp.	5,676,330	182,267
	Lamb Weston Holdings Inc.	1,624,728	175,617
	Albertsons Cos. Inc. Class A	7,101,759	163,340
	Molson Coors Beverage Co. Class B	2,027,584	124,108
	Brown-Forman Corp. Class A	1,134,724	67,618
			6,918,370
Energy (4.9%)
	ONEOK Inc.	13,056,434	916,823
	Hess Corp.	6,195,569	893,153
	Cheniere Energy Inc.	5,073,224	866,050
	Baker Hughes Co. Class A	22,553,500	770,879
	Halliburton Co.	18,054,283	652,662
	Devon Energy Corp.	14,359,114	650,468
	Diamondback Energy Inc.	4,011,236	622,063
	Williams Cos. Inc.	13,637,669	475,000
	Coterra Energy Inc.	16,021,862	408,878
*	First Solar Inc.	2,275,784	392,072
*	Enphase Energy Inc.	2,908,545	384,335
	Marathon Oil Corp.	13,122,142	317,031
	EQT Corp.	4,611,303	178,273
	Texas Pacific Land Corp.	68,845	108,255
			7,635,942
Financials (12.5%)
	Arthur J Gallagher & Co.	4,840,713	1,088,580
	MSCI Inc. Class A	1,684,195	952,665
	Ameriprise Financial Inc.	2,268,284	861,562
52

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Prudential Financial Inc.	8,092,373	839,260
	Apollo Global Management Inc.	8,904,941	829,851
	Allstate Corp.	5,865,360	821,033
	Discover Financial Services	5,604,329	629,927
*	Arch Capital Group Ltd.	7,945,199	590,090
	Willis Towers Watson plc	2,314,181	558,180
	Broadridge Financial Solutions Inc.	2,636,519	542,464
	Hartford Financial Services Group Inc.	6,740,463	541,798
	T. Rowe Price Group Inc.	5,008,120	539,324
	American International Group Inc.	7,866,591	532,962
*	Coinbase Global Inc. Class A	3,043,269	529,285
	Nasdaq Inc.	9,055,226	526,471
	Fifth Third Bancorp	15,261,818	526,380
	M&T Bank Corp.	3,719,173	509,824
	State Street Corp.	6,569,702	508,889
	Raymond James Financial Inc.	4,209,492	469,358
	Ares Management Corp. Class A	3,744,927	445,347
	Cboe Global Markets Inc.	2,366,694	422,597
	Principal Financial Group Inc.	5,342,303	420,279
	Huntington Bancshares Inc.	32,447,639	412,734
	FactSet Research Systems Inc.	851,745	406,325
	Regions Financial Corp.	20,840,005	403,879
*	Markel Group Inc.	281,389	399,544
	LPL Financial Holdings Inc.	1,694,378	385,674
	Northern Trust Corp.	4,406,909	371,855
	Cincinnati Financial Corp.	3,515,602	363,724
	Everest Group Ltd.	972,857	343,983
	Citizens Financial Group Inc.	9,930,656	329,102
	W R Berkley Corp.	4,336,317	306,664
	KeyCorp	20,974,408	302,032
	Fidelity National Financial Inc.	5,796,994	295,763
	Loews Corp.	4,004,598	278,680
	Tradeweb Markets Inc. Class A	2,572,288	233,770
	Interactive Brokers Group Inc. Class A	2,279,441	188,966
	Franklin Resources Inc.	6,099,336	181,699
	Brown & Brown Inc.	2,552,415	181,502
	Globe Life Inc.	1,002,388	122,011
	Corebridge Financial Inc.	4,940,692	107,015
*,1	Rocket Cos. Inc. Class A	2,841,266	41,142
			19,342,190
Health Care (9.4%)
*	Dexcom Inc.	8,660,541	1,074,686
*	IQVIA Holdings Inc.	4,090,549	946,471
*	Centene Corp.	11,973,441	888,549
	GE HealthCare Technologies Inc.	8,672,772	670,579
	West Pharmaceutical Services Inc.	1,658,223	583,893
	Zimmer Biomet Holdings Inc.	4,683,507	569,983
*	Veeva Systems Inc. Class A	2,948,113	567,571
	ResMed Inc.	3,296,525	567,068
	Cardinal Health Inc.	5,523,687	556,788
*	IDEXX Laboratories Inc.	930,604	516,532
*	Alnylam Pharmaceuticals Inc.	2,683,298	513,610
*	Illumina Inc.	3,560,457	495,758
	STERIS plc	2,214,078	486,765
*	Molina Healthcare Inc.	1,242,160	448,805
*	Align Technology Inc.	1,631,357	446,992
	Baxter International Inc.	11,368,333	439,500
	Laboratory Corp. of America Holdings	1,903,592	432,667
*	Biogen Inc.	1,623,732	420,173
	Cooper Cos. Inc.	1,109,720	419,962
*	BioMarin Pharmaceutical Inc.	4,220,801	406,970
*	Hologic Inc.	5,381,199	384,487
*	Moderna Inc.	3,845,385	382,423
	Quest Diagnostics Inc.	2,520,924	347,585
*	Avantor Inc.	15,165,303	346,224
*	Insulet Corp.	1,565,615	339,707
	Revvity Inc.	2,766,934	302,454
		Shares	Market Value• ($000)
	Viatris Inc.	26,898,305	291,309
*	Incyte Corp.	4,271,087	268,181
	Royalty Pharma plc Class A	8,478,652	238,165
	Teleflex Inc.	526,049	131,165
*	Henry Schein Inc.	1,464,549	110,881
*	Bio-Rad Laboratories Inc. Class A	229,359	74,058
			14,669,961
Industrials (19.5%)
	TransDigm Group Inc.	1,177,813	1,191,476
	Cintas Corp.	1,940,594	1,169,518
	PACCAR Inc.	11,724,879	1,144,934
	Carrier Global Corp.	18,807,531	1,080,493
	Old Dominion Freight Line Inc.	2,201,052	892,152
	Ferguson plc	4,562,803	880,940
	United Rentals Inc.	1,519,295	871,194
	AMETEK Inc.	5,172,520	852,897
	WW Grainger Inc.	1,001,260	829,734
	Otis Worldwide Corp.	9,174,157	820,812
	Rockwell Automation Inc.	2,570,061	797,953
	Verisk Analytics Inc. Class A	3,249,680	776,219
	Cummins Inc.	3,177,059	761,128
	Quanta Services Inc.	3,256,250	702,699
	Ingersoll Rand Inc.	9,072,738	701,686
	Martin Marietta Materials Inc.	1,385,298	691,139
	Equifax Inc.	2,761,616	682,920
	Vulcan Materials Co.	2,978,094	676,057
	DuPont de Nemours Inc.	8,676,192	667,459
*	Keysight Technologies Inc.	3,912,892	622,502
	Xylem Inc.	5,402,992	617,886
*	Fair Isaac Corp.	526,298	612,616
	Fidelity National Information Services Inc.	10,181,425	611,598
*	Mettler-Toledo International Inc.	485,961	589,451
	Fortive Corp.	7,876,111	579,918
	Global Payments Inc.	4,536,241	576,103
	Westinghouse Air Brake Technologies Corp.	4,014,986	509,502
	Dover Corp.	3,136,498	482,425
*	Teledyne Technologies Inc.	1,057,940	472,148
	L3Harris Technologies Inc.	2,123,985	447,354
	Johnson Controls International plc	7,623,684	439,429
*	Waters Corp.	1,324,927	436,206
*	FleetCor Technologies Inc.	1,537,977	434,648
	Veralto Corp.	5,246,261	431,557
	Expeditors International of Washington Inc.	3,259,843	414,652
	Ball Corp.	7,064,977	406,378
	PPG Industries Inc.	2,642,358	395,165
	JB Hunt Transport Services Inc.	1,850,069	369,533
	Jacobs Solutions Inc.	2,825,612	366,764
	Synchrony Financial	9,278,003	354,327
	Textron Inc.	4,394,701	353,422
	Snap-on Inc.	1,183,395	341,812
	Masco Corp.	5,033,614	337,151
	Stanley Black & Decker Inc.	3,434,844	336,958
	Packaging Corp. of America	2,009,479	327,364
*	Zebra Technologies Corp. Class A	1,151,539	314,750
	TransUnion	4,342,977	298,406
*	Trimble Inc.	5,577,634	296,730
	Howmet Aerospace Inc.	4,615,815	249,808
	HEICO Corp. Class A	1,684,835	239,988
	Hubbell Inc. Class B	601,129	197,729
	HEICO Corp.	919,726	164,511
	Jack Henry & Associates Inc.	816,456	133,417
	Crown Holdings Inc.	1,353,067	124,604
	CH Robinson Worldwide Inc.	1,242,861	107,371
*	BILL Holdings Inc.	1,137,424	92,802
*,1	Symbotic Inc. Class A	552,210	28,345
			30,306,740

53

Mid-Cap Index Fund
		Shares	Market Value• ($000)
Real Estate (8.2%)
	Welltower Inc.	12,464,889	1,123,959
	Realty Income Corp.	16,225,312	931,657
	Digital Realty Trust Inc.	6,788,268	913,565
*	CoStar Group Inc.	9,153,123	799,892
	Extra Space Storage Inc.	4,735,481	759,240
	VICI Properties Inc. Class A	20,537,306	654,729
	SBA Communications Corp. Class A	2,417,959	613,412
*	CBRE Group Inc. Class A	6,489,476	604,105
	AvalonBay Communities Inc.	3,182,795	595,883
	Weyerhaeuser Co.	16,360,158	568,843
	Simon Property Group Inc.	3,472,778	495,357
	Equity Residential	8,088,125	494,670
	Alexandria Real Estate Equities Inc.	3,894,297	493,680
	Invitation Homes Inc.	13,720,867	468,019
	Iron Mountain Inc.	6,543,104	457,886
	Ventas Inc.	9,016,758	449,395
	Sun Communities Inc.	2,788,313	372,658
	Essex Property Trust Inc.	1,439,069	356,803
	Mid-America Apartment Communities Inc.	2,616,265	351,783
	WP Carey Inc.	4,902,815	317,752
	UDR Inc.	7,374,955	282,387
	Host Hotels & Resorts Inc.	7,907,988	153,969
	Regency Centers Corp.	2,069,230	138,638
	Healthpeak Properties Inc.	6,135,482	121,483
	Camden Property Trust	1,197,466	118,896
*	Zillow Group Inc. Class C	1,732,568	100,246
*	Zillow Group Inc. Class A	437,625	24,822
			12,763,729
Technology (14.4%)
	Amphenol Corp. Class A	13,410,146	1,329,348
	Microchip Technology Inc.	12,126,719	1,093,588
*	Atlassian Corp. Class A	3,474,492	826,443
*	ON Semiconductor Corp.	9,653,470	806,354
*	Palantir Technologies Inc. Class A	43,796,781	751,991
*	Gartner Inc.	1,659,756	748,733
*	Datadog Inc. Class A	6,095,299	739,847
*	ANSYS Inc.	1,946,964	706,514
*	DoorDash Inc. Class A	7,062,935	698,454
	CDW Corp.	3,002,274	682,477
	Monolithic Power Systems Inc.	1,020,127	643,476
*	HubSpot Inc.	1,071,608	622,111
*	MongoDB Inc. Class A	1,519,028	621,055
	HP Inc.	19,933,985	599,814
	Marvell Technology Inc.	9,668,331	583,097
*	Splunk Inc.	3,777,129	575,446
*	Cloudflare Inc. Class A	6,299,715	524,514
	Corning Inc.	17,207,907	523,981
	Hewlett Packard Enterprise Co.	28,748,844	488,155
*	Pinterest Inc. Class A	13,139,793	486,698
*	Zscaler Inc.	1,978,682	438,397
*	Fortinet Inc.	7,313,191	428,041
	Cognizant Technology Solutions Corp. Class A	5,618,831	424,390
	NetApp Inc.	4,678,595	412,465
	Skyworks Solutions Inc.	3,586,382	403,181
*	VeriSign Inc.	1,945,839	400,765
*	Akamai Technologies Inc.	3,381,851	400,242
*	Snap Inc. Class A	23,411,330	396,354
*	Tyler Technologies Inc.	944,474	394,903
*	EPAM Systems Inc.	1,292,855	384,417
*	Western Digital Corp.	7,269,906	380,725
	Seagate Technology Holdings plc	4,455,632	380,377
*	Zoom Video Communications Inc. Class A	5,201,865	374,066
	Teradyne Inc.	3,427,739	371,978
*	GoDaddy Inc. Class A	3,157,517	335,202
		Shares	Market Value• ($000)
*	Okta Inc. Class A	3,514,548	318,172
*	Twilio Inc. Class A	3,856,232	292,572
	SS&C Technologies Holdings Inc.	4,717,197	288,268
	Gen Digital Inc.	12,210,725	278,649
	Bentley Systems Inc. Class B	5,100,469	266,142
*	Unity Software Inc.	5,964,332	243,882
	Paycom Software Inc.	1,147,827	237,279
	Leidos Holdings Inc.	1,541,529	166,855
*	DocuSign Inc. Class A	2,278,976	135,485
*	Qorvo Inc.	1,091,772	122,944
*	Match Group Inc.	3,048,536	111,272
			22,439,119
Telecommunications (1.8%)
*	Arista Networks Inc.	5,578,658	1,313,830
	Motorola Solutions Inc.	3,720,116	1,164,731
*	Liberty Broadband Corp. Class C	2,666,823	214,919
*	Roku Inc. Class A	1,402,327	128,537
*	Liberty Broadband Corp. Class A	381,143	30,736
			2,852,753
Utilities (7.4%)
	PG&E Corp.	57,063,899	1,028,862
	Waste Connections Inc.	5,774,462	861,954
	Constellation Energy Corp.	7,158,810	836,793
	Xcel Energy Inc.	12,369,766	765,812
	Consolidated Edison Inc.	7,730,772	703,268
	Public Service Enterprise Group Inc.	11,186,529	684,056
	Edison International	8,596,398	614,557
	WEC Energy Group Inc.	7,069,329	595,025
	American Water Works Co. Inc.	4,363,612	575,953
	Eversource Energy	7,822,772	482,822
	Entergy Corp.	4,738,564	479,495
	FirstEnergy Corp.	12,215,378	447,816
	PPL Corp.	16,516,959	447,610
	DTE Energy Co.	3,925,726	432,851
	Ameren Corp.	5,866,383	424,374
	CenterPoint Energy Inc.	14,112,573	403,196
	CMS Energy Corp.	6,541,648	379,874
	Alliant Energy Corp.	5,666,284	290,680
	AES Corp.	15,013,463	289,009
	Evergy Inc.	5,147,537	268,701
	NiSource Inc.	10,028,854	266,266
	Vistra Corp.	4,008,321	154,401
	Avangrid Inc.	1,734,513	56,216
			11,489,591
Total Common Stocks (Cost $102,451,201)			154,511,384
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund, 5.435% (Cost $1,119,168)	11,195,073	1,119,284
Total Investments (100.1%) (Cost $103,570,369)			155,630,668
Other Assets and Liabilities—Net (-0.1%)			(169,069)
Net Assets (100%)			155,461,599
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $180,290,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $199,138,000 was received for securities on loan.

54

Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2024	1,040	292,188	7,544

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alnylam Pharmaceuticals Inc.	8/30/24	BANA	21,704	(5.332)	2,897	—
Ameren Corp.	1/31/24	GSI	1,076	(5.331)	17	—
Coinbase Global Inc. Class A	1/31/24	GSI	59,160	(5.331)	10,312	—
CRSP US Mid Cap TR Index	8/30/24	BANA	106,511	(5.882)	6,631	—
Fidelity National Information Services Inc.	8/30/24	BANA	29,480	(5.979)	707	—
Fidelity National Information Services Inc.	8/30/24	BANA	29,470	(5.978)	477	—
Fidelity National Information Services Inc.	8/30/24	BANA	29,460	(5.979)	472	—
Fidelity National Information Services Inc.	8/30/24	BANA	29,360	(5.977)	592	—
Fidelity National Information Services Inc.	8/30/24	BANA	28,920	(5.977)	1,038	—
Fidelity National Information Services Inc.	8/30/24	BANA	23,456	(5.882)	673	—
Fidelity National Information Services Inc.	8/30/24	BANA	12,000	(5.976)	—	(16)
Global Payments Inc.	8/30/24	BANA	151,372	(5.932)	13,355	—
Hormel Foods Corp.	1/31/24	GSI	13,986	(5.331)	441	—
Molina Healthcare Inc.	8/30/24	BANA	23,761	(5.332)	—	(375)
Palantir Technologies Inc. Class A	8/30/24	BANA	5,373	(5.332)	—	(794)
Sirius XM Holdings Inc.	1/31/24	GSI	13,365	(5.331)	151	—
Trade Desk Inc. Class A	8/30/24	BANA	24,661	(5.332)	423	—
VICI Properties Inc. Class A	8/30/24	BANA	79,209	(5.982)	6,005	—
					44,191	(1,185)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $55,501,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
55

Mid-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $102,451,201)	154,511,384
Affiliated Issuers (Cost $1,119,168)	1,119,284
Total Investments in Securities	155,630,668
Investment in Vanguard	4,827
Cash	3,550
Cash Collateral Pledged—Futures Contracts	28,145
Receivables for Accrued Income	242,977
Receivables for Capital Shares Issued	79,665
Unrealized Appreciation—Over-the-Counter Swap Contracts	44,191
Total Assets	156,034,023
Liabilities
Payables for Investment Securities Purchased	7,245
Collateral for Securities on Loan	199,138
Payables for Capital Shares Redeemed	357,218
Payables to Vanguard	2,923
Variation Margin Payable—Futures Contracts	4,715
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,185
Total Liabilities	572,424
Net Assets	155,461,599
1 Includes $180,290,000 of securities on loan.
56

Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	124,561,160
Total Distributable Earnings (Loss)	30,900,439
Net Assets	155,461,599

Investor Shares—Net Assets
Applicable to 6,553,612 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	416,241
Net Asset Value Per Share—Investor Shares	$63.51

ETF Shares—Net Assets
Applicable to 255,293,710 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	59,375,822
Net Asset Value Per Share—ETF Shares	$232.58

Admiral Shares—Net Assets
Applicable to 199,014,585 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	57,330,173
Net Asset Value Per Share—Admiral Shares	$288.07

Institutional Shares—Net Assets
Applicable to 343,633,753 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,867,485
Net Asset Value Per Share—Institutional Shares	$63.64

Institutional Plus Shares—Net Assets
Applicable to 52,485,031 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,471,878
Net Asset Value Per Share—Institutional Plus Shares	$313.84

See accompanying Notes, which are an integral part of the Financial Statements.
57

Mid-Cap Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	2,386,824
Interest[2]	35,149
Securities Lending—Net	23,785
Total Income	2,445,758
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,060
Management and Administrative—Investor Shares	703
Management and Administrative—ETF Shares	15,555
Management and Administrative—Admiral Shares	22,525
Management and Administrative—Institutional Shares	6,976
Management and Administrative—Institutional Plus Shares	3,753
Marketing and Distribution—Investor Shares	21
Marketing and Distribution—ETF Shares	2,978
Marketing and Distribution—Admiral Shares	2,387
Marketing and Distribution—Institutional Shares	657
Marketing and Distribution—Institutional Plus Shares	449
Custodian Fees	191
Auditing Fees	37
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,389
Shareholders’ Reports—Admiral Shares	578
Shareholders’ Reports—Institutional Shares	169
Shareholders’ Reports—Institutional Plus Shares	90
Trustees’ Fees and Expenses	85
Other Expenses	23
Total Expenses	61,627
Expenses Paid Indirectly	(8)
Net Expenses	61,619
Net Investment Income	2,384,139
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	560,466
Futures Contracts	40,311
Swap Contracts	23,882
Realized Net Gain (Loss)	624,659
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	18,589,151
Futures Contracts	24,275
Swap Contracts	56,866
Change in Unrealized Appreciation (Depreciation)	18,670,292
Net Increase (Decrease) in Net Assets Resulting from Operations	21,679,090
1	Dividends are net of foreign withholding taxes of $935,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $33,917,000, $178,000, $6,000, and ($264,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $6,499,705,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
58

Mid-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,384,139	2,185,524
Realized Net Gain (Loss)	624,659	2,853,546
Change in Unrealized Appreciation (Depreciation)	18,670,292	(36,662,503)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,679,090	(31,623,433)
Distributions
Investor Shares	(6,392)	(7,365)
ETF Shares	(884,374)	(779,343)
Admiral Shares	(872,711)	(818,365)
Institutional Shares	(338,375)	(331,945)
Institutional Plus Shares	(256,449)	(235,283)
Total Distributions	(2,358,301)	(2,172,301)
Capital Share Transactions
Investor Shares	(116,598)	(126,905)
ETF Shares	2,252,186	3,900,034
Admiral Shares	(1,165,068)	(830,405)
Institutional Shares	(1,138,787)	(1,758,614)
Institutional Plus Shares	(455,704)	710,097
Net Increase (Decrease) from Capital Share Transactions	(623,971)	1,894,207
Total Increase (Decrease)	18,696,818	(31,901,527)
Net Assets
Beginning of Period	136,764,781	168,666,308
End of Period	155,461,599	136,764,781

See accompanying Notes, which are an integral part of the Financial Statements.
59

Mid-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$55.66	$69.54	$56.52	$48.64	$37.71
Investment Operations
Net Investment Income[1]	.887	.807	.652	.698	.577
Net Realized and Unrealized Gain (Loss) on Investments	7.851	(13.875)	13.065	7.937	11.018
Total from Investment Operations	8.738	(13.068)	13.717	8.635	11.595
Distributions
Dividends from Net Investment Income	(.888)	(.812)	(.697)	(.755)	(.665)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.888)	(.812)	(.697)	(.755)	(.665)
Net Asset Value, End of Period	$63.51	$55.66	$69.54	$56.52	$48.64
Total Return[2]	15.84%	-18.80%	24.36%	18.10%	30.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$416	$476	$740	$834	$877
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.36%	1.02%	1.49%	1.31%
Portfolio Turnover Rate[4]	13%	12%	16%	26%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$203.84	$254.69	$207.00	$178.14	$138.08
Investment Operations
Net Investment Income[1]	3.589	3.302	2.741	2.772	2.663
Net Realized and Unrealized Gain (Loss) on Investments	28.686	(50.886)	47.811	29.084	40.043
Total from Investment Operations	32.275	(47.584)	50.552	31.856	42.706
Distributions
Dividends from Net Investment Income	(3.535)	(3.266)	(2.862)	(2.996)	(2.646)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.535)	(3.266)	(2.862)	(2.996)	(2.646)
Net Asset Value, End of Period	$232.58	$203.84	$254.69	$207.00	$178.14
Total Return	15.99%	-18.68%	24.52%	18.22%	31.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$59,376	$49,861	$57,774	$41,587	$29,014
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.53%	1.16%	1.61%	1.62%
Portfolio Turnover Rate[3]	13%	12%	16%	26%	15%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$252.47	$315.46	$256.40	$220.66	$171.04
Investment Operations
Net Investment Income[1]	4.381	4.028	3.333	3.418	3.296
Net Realized and Unrealized Gain (Loss) on Investments	35.571	(63.000)	59.242	36.010	49.578
Total from Investment Operations	39.952	(58.972)	62.575	39.428	52.874
Distributions
Dividends from Net Investment Income	(4.352)	(4.018)	(3.515)	(3.688)	(3.254)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.352)	(4.018)	(3.515)	(3.688)	(3.254)
Net Asset Value, End of Period	$288.07	$252.47	$315.46	$256.40	$220.66
Total Return[2]	15.98%	-18.71%	24.51%	18.24%	31.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,330	$51,352	$65,118	$53,301	$47,640
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.51%	1.14%	1.61%	1.62%
Portfolio Turnover Rate[4]	13%	12%	16%	26%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$55.77	$69.69	$56.64	$48.74	$37.78
Investment Operations
Net Investment Income[1]	.971	.893	.743	.759	.727
Net Realized and Unrealized Gain (Loss) on Investments	7.866	(13.919)	13.090	7.961	10.957
Total from Investment Operations	8.837	(13.026)	13.833	8.720	11.684
Distributions
Dividends from Net Investment Income	(.967)	(.894)	(.783)	(.820)	(.724)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.967)	(.894)	(.783)	(.820)	(.724)
Net Asset Value, End of Period	$63.64	$55.77	$69.69	$56.64	$48.74
Total Return	16.00%	-18.70%	24.53%	18.26%	31.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,867	$20,231	$27,312	$22,291	$20,425
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.51%	1.15%	1.62%	1.62%
Portfolio Turnover Rate[3]	13%	12%	16%	26%	15%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$275.06	$343.68	$279.34	$240.40	$186.34
Investment Operations
Net Investment Income[1]	4.831	4.458	3.688	3.774	3.598
Net Realized and Unrealized Gain (Loss) on Investments	38.747	(68.641)	64.544	39.230	54.052
Total from Investment Operations	43.578	(64.183)	68.232	43.004	57.650
Distributions
Dividends from Net Investment Income	(4.798)	(4.437)	(3.892)	(4.064)	(3.590)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.798)	(4.437)	(3.892)	(4.064)	(3.590)
Net Asset Value, End of Period	$313.84	$275.06	$343.68	$279.34	$240.40
Total Return	16.00%	-18.69%	24.53%	18.27%	31.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,472	$14,846	$17,723	$14,937	$13,612
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%[2]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.67%	1.53%	1.16%	1.63%	1.62%
Portfolio Turnover Rate[3]	13%	12%	16%	26%	15%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
62

Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Valley Forge Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock
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Mid-Cap Index Fund
at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
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Mid-Cap Index Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $4,827,000, representing less than 0.01% of the fund’s net assets and 1.93% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
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Mid-Cap Index Fund
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	154,511,384	—	—	154,511,384
Temporary Cash Investments	1,119,284	—	—	1,119,284
Total	155,630,668	—	—	155,630,668

Derivative Financial Instruments
Assets
Futures Contracts[1]	7,544	—	—	7,544
Swap Contracts	—	44,191	—	44,191
Total	7,544	44,191	—	51,735
Liabilities
Swap Contracts	—	1,185	—	1,185
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	6,500,259
Total Distributable Earnings (Loss)	(6,500,259)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	122,056
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	51,972,233
Capital Loss Carryforwards	(21,193,850)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	30,900,439
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Mid-Cap Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	2,358,301	2,172,301
Long-Term Capital Gains	—	—
Total	2,358,301	2,172,301
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	103,658,435
Gross Unrealized Appreciation	56,003,239
Gross Unrealized Depreciation	(4,031,006)
Net Unrealized Appreciation (Depreciation)	51,972,233
F.  During the year ended December 31, 2023, the fund purchased $31,187,364,000 of investment securities and sold $31,275,203,000 of investment securities, other than temporary cash investments. Purchases and sales include $13,167,256,000 and $12,306,420,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $889,721,000 and sales were $6,274,059,000, resulting in net realized loss of $4,198,438,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	24,944	427	38,431	646
Issued in Lieu of Cash Distributions	6,392	109	7,365	130
Redeemed	(147,934)	(2,529)	(172,701)	(2,864)
Net Increase (Decrease)—Investor Shares	(116,598)	(1,993)	(126,905)	(2,088)
ETF Shares
Issued	14,593,074	68,060	22,366,377	104,145
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(12,340,888)	(57,375)	(18,466,343)	(86,375)
Net Increase (Decrease)—ETF Shares	2,252,186	10,685	3,900,034	17,770
Admiral Shares
Issued	5,182,979	19,544	6,210,546	23,079
Issued in Lieu of Cash Distributions	769,218	2,888	713,328	2,783
Redeemed	(7,117,265)	(26,814)	(7,754,279)	(28,889)
Net Increase (Decrease)—Admiral Shares	(1,165,068)	(4,382)	(830,405)	(3,027)
Institutional Shares
Issued	2,518,909	43,175	3,105,126	52,367
Issued in Lieu of Cash Distributions	314,097	5,340	306,818	5,408
Redeemed	(3,971,793)	(67,623)	(5,170,558)	(86,962)
Net Increase (Decrease)—Institutional Shares	(1,138,787)	(19,108)	(1,758,614)	(29,187)
67

Mid-Cap Index Fund
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Plus Shares
Issued	1,384,915	4,823	2,083,499	7,084
Issued in Lieu of Cash Distributions	254,963	879	233,744	837
Redeemed	(2,095,582)	(7,190)	(1,607,146)	(5,516)
Net Increase (Decrease)—Institutional Plus Shares	(455,704)	(1,488)	710,097	2,405
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
68

Mid-Cap Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund Investor Shares	22.99%	13.57%	9.98%	$25,896
CRSP US Mid Cap Growth Index	23.20	13.75	10.17	26,341
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	23.14%	13.70%	10.12%	$26,213
Mid-Cap Growth Index Fund ETF Shares Market Price	23.21	13.72	10.12	26,220
CRSP US Mid Cap Growth Index	23.20	13.75	10.17	26,341
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund Admiral Shares	23.14%	13.70%	10.12%	$26,214
CRSP US Mid Cap Growth Index	23.20	13.75	10.17	26,341
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

See Financial Highlights for dividend and capital gains information.
69

Mid-Cap Growth Index Fund
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Mid-Cap Growth Index Fund ETF Shares Market Price	23.21%	90.16%	162.20%
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	23.14	90.01	162.13
CRSP US Mid Cap Growth Index	23.20	90.44	163.41
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
70

Mid-Cap Growth Index Fund
Fund Allocation
As of December 31, 2023
Basic Materials	1.7%
Consumer Discretionary	13.1
Consumer Staples	1.9
Energy	6.9
Financials	6.9
Health Care	11.5
Industrials	20.2
Real Estate	7.3
Technology	24.8
Telecommunications	3.9
Utilities	1.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
71

Mid-Cap Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.7%)
	Fastenal Co.	4,080,398	264,287
[1]	Albemarle Corp.	837,911	121,062
			385,349
Consumer Discretionary (13.1%)
*	Copart Inc.	6,171,406	302,399
*	Trade Desk Inc. Class A	3,186,587	229,307
*	Chipotle Mexican Grill Inc. Class A	97,988	224,094
*	Royal Caribbean Cruises Ltd.	1,555,240	201,388
*	Take-Two Interactive Software Inc.	1,214,435	195,463
*	Aptiv plc	2,019,665	181,204
*	Ulta Beauty Inc.	351,521	172,242
	Hilton Worldwide Holdings Inc.	915,568	166,716
	Tractor Supply Co.	771,977	165,998
*	AutoZone Inc.	62,958	162,785
*	ROBLOX Corp. Class A	3,481,809	159,188
*	Expedia Group Inc.	951,984	144,502
*	Live Nation Entertainment Inc.	1,151,271	107,759
	LKQ Corp.	1,910,588	91,307
	Rollins Inc.	2,073,823	90,564
*	Burlington Stores Inc.	460,720	89,601
	Domino's Pizza Inc.	195,059	80,409
*	NVR Inc.	10,789	75,528
	Las Vegas Sands Corp.	1,364,743	67,159
	Pool Corp.	131,134	52,284
	Warner Music Group Corp. Class A	888,706	31,807
*	Chewy Inc. Class A	364,019	8,602
*,1	Lucid Group Inc.	1,632,609	6,873
			3,007,179
Consumer Staples (1.9%)
	Church & Dwight Co. Inc.	1,759,508	166,379
	Brown-Forman Corp. Class B	2,215,982	126,533
	McCormick & Co. Inc. (Non-Voting)	897,253	61,390
	Lamb Weston Holdings Inc.	517,495	55,936
	Brown-Forman Corp. Class A	361,122	21,519
			431,757
Energy (6.9%)
	Hess Corp.	1,973,985	284,569
	Cheniere Energy Inc.	1,616,298	275,918
	Devon Energy Corp.	4,574,762	207,237
	Diamondback Energy Inc.	1,278,145	198,215
	Coterra Energy Inc.	5,102,812	130,224
*	First Solar Inc.	724,794	124,867
*	Enphase Energy Inc.	926,303	122,402
	Halliburton Co.	2,875,983	103,967
	EQT Corp.	1,468,718	56,780
	Marathon Oil Corp.	2,088,749	50,464
	Texas Pacific Land Corp.	21,928	34,481
			1,589,124
Financials (6.9%)
	MSCI Inc. Class A	536,515	303,480
	Apollo Global Management Inc.	2,836,905	264,371
*	Coinbase Global Inc. Class A	1,097,093	190,807
	Broadridge Financial Solutions Inc.	840,128	172,856
	Ares Management Corp. Class A	1,192,679	141,833
		Shares	Market Value• ($000)
	FactSet Research Systems Inc.	271,261	129,405
	LPL Financial Holdings Inc.	539,973	122,909
	Tradeweb Markets Inc. Class A	819,282	74,456
*	Markel Group Inc.	44,841	63,670
	Interactive Brokers Group Inc. Class A	725,997	60,185
	Brown & Brown Inc.	813,048	57,816
			1,581,788
Health Care (11.5%)
*	Dexcom Inc.	2,758,999	342,364
*	IQVIA Holdings Inc.	1,303,139	301,521
	West Pharmaceutical Services Inc.	528,351	186,043
*	Veeva Systems Inc. Class A	939,306	180,835
	ResMed Inc.	1,050,320	180,676
*	Alnylam Pharmaceuticals Inc.	896,097	171,522
*	IDEXX Laboratories Inc.	296,521	164,584
*	Illumina Inc.	1,133,886	157,882
*	Molina Healthcare Inc.	416,322	150,421
*	Align Technology Inc.	519,533	142,352
	Cooper Cos. Inc.	353,638	133,831
*	BioMarin Pharmaceutical Inc.	1,345,094	129,694
*	Moderna Inc.	1,225,149	121,841
*	Insulet Corp.	498,591	108,184
*	Incyte Corp.	1,360,247	85,410
	STERIS plc	352,761	77,555
*	Bio-Rad Laboratories Inc. Class A	36,570	11,808
			2,646,523
Industrials (20.2%)
	TransDigm Group Inc.	375,245	379,598
	Cintas Corp.	618,245	372,592
	Old Dominion Freight Line Inc.	701,229	284,229
	AMETEK Inc.	1,648,156	271,764
	WW Grainger Inc.	318,991	264,345
	Verisk Analytics Inc. Class A	1,035,355	247,305
	Quanta Services Inc.	1,037,428	223,877
	Martin Marietta Materials Inc.	441,347	220,192
	Equifax Inc.	879,813	217,569
	Vulcan Materials Co.	948,804	215,388
	Xylem Inc.	1,721,414	196,861
*	Fair Isaac Corp.	167,654	195,151
*	Mettler-Toledo International Inc.	154,823	187,794
*	Teledyne Technologies Inc.	336,916	150,362
*	Waters Corp.	422,163	138,989
*	FleetCor Technologies Inc.	489,791	138,420
	Veralto Corp.	1,670,852	137,444
	Rockwell Automation Inc.	409,389	127,107
	JB Hunt Transport Services Inc.	589,161	117,679
	Ingersoll Rand Inc.	1,445,233	111,774
	Howmet Aerospace Inc.	1,470,078	79,561
	HEICO Corp. Class A	537,160	76,513
	Ball Corp.	1,125,708	64,751
	HEICO Corp.	292,495	52,319
	TransUnion	691,809	47,534
*	Trimble Inc.	888,463	47,266
	Jack Henry & Associates Inc.	259,915	42,473
*	BILL Holdings Inc.	362,220	29,553
*,1	Symbotic Inc. Class A	175,769	9,022
			4,647,432
72

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
Real Estate (7.3%)
	Welltower Inc.	3,971,019	358,067
	Realty Income Corp.	5,169,220	296,817
*	CoStar Group Inc.	2,915,888	254,819
	Extra Space Storage Inc.	1,508,665	241,884
	SBA Communications Corp. Class A	770,364	195,434
	Invitation Homes Inc.	4,369,799	149,054
	Sun Communities Inc.	888,584	118,759
*	Zillow Group Inc. Class C	552,138	31,947
	Camden Property Trust	190,649	18,929
*	Zillow Group Inc. Class A	138,935	7,880
			1,673,590
Technology (24.7%)
	Amphenol Corp. Class A	4,272,396	423,523
	Microchip Technology Inc.	3,863,494	348,410
*	Atlassian Corp. Class A	1,106,890	263,285
*	ON Semiconductor Corp.	3,075,475	256,894
*	Palantir Technologies Inc. Class A	14,038,493	241,041
*	Gartner Inc.	528,784	238,540
*	Datadog Inc. Class A	1,941,903	235,708
*	ANSYS Inc.	620,330	225,105
*	DoorDash Inc. Class A	2,250,256	222,528
	Monolithic Power Systems Inc.	325,022	205,017
*	HubSpot Inc.	341,426	198,211
*	MongoDB Inc. Class A	483,979	197,875
	Marvell Technology Inc.	3,080,511	185,786
*	Splunk Inc.	1,203,516	183,356
*	Cloudflare Inc. Class A	2,007,243	167,123
*	Pinterest Inc. Class A	4,186,814	155,080
*	Zscaler Inc.	630,531	139,700
*	Fortinet Inc.	2,330,432	136,400
	Skyworks Solutions Inc.	1,142,138	128,399
*	VeriSign Inc.	619,712	127,636
*	Akamai Technologies Inc.	1,077,097	127,474
*	Snap Inc. Class A	7,456,011	126,230
*	Tyler Technologies Inc.	300,803	125,772
*	EPAM Systems Inc.	412,003	122,505
*	Zoom Video Communications Inc. Class A	1,656,605	119,127
	Teradyne Inc.	1,091,596	118,460
*	GoDaddy Inc. Class A	1,005,579	106,752
*	Okta Inc. Class A	1,119,278	101,328
		Shares	Market Value• ($000)
*	Twilio Inc. Class A	1,228,061	93,173
	Bentley Systems Inc. Class B	1,624,357	84,759
*	Unity Software Inc.	1,899,441	77,668
	Paycom Software Inc.	365,536	75,564
	Seagate Technology Holdings plc	709,472	60,568
*	DocuSign Inc. Class A	725,765	43,147
*	Match Group Inc.	970,826	35,435
			5,697,579
Telecommunications (3.9%)
*	Arista Networks Inc.	1,777,214	418,552
	Motorola Solutions Inc.	1,185,180	371,068
*	Liberty Broadband Corp. Class C	849,105	68,429
*	Roku Inc. Class A	446,697	40,944
*	Liberty Broadband Corp. Class A	121,498	9,798
			908,791
Utilities (1.8%)
	Waste Connections Inc.	1,839,805	274,628
	Constellation Energy Corp.	1,140,371	133,298
			407,926
Total Common Stocks (Cost $16,089,470)			22,977,038
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 5.435% (Cost $62,161)	621,735	62,161
Total Investments (100.1%) (Cost $16,151,631)			23,039,199
Other Assets and Liabilities—Net (-0.1%)			(34,303)
Net Assets (100%)			23,004,896
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,419,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $19,279,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	42	10,122	66
E-mini S&P Mid-Cap 400 Index	March 2024	16	4,495	(23)
				43

73

Mid-Cap Growth Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Domino's Pizza Inc.	8/30/24	BANA	10,608	(5.332)	511	—
Domino's Pizza Inc.	8/30/24	BANA	10,608	(5.332)	511	—
					1,022	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,168,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
74

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $16,089,470)	22,977,038
Affiliated Issuers (Cost $62,161)	62,161
Total Investments in Securities	23,039,199
Investment in Vanguard	707
Cash Collateral Pledged—Futures Contracts	1,670
Receivables for Investment Securities Sold	281
Receivables for Accrued Income	9,041
Receivables for Capital Shares Issued	7,869
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,022
Total Assets	23,059,789
Liabilities
Due to Custodian	266
Payables for Investment Securities Purchased	246
Collateral for Securities on Loan	19,279
Payables for Capital Shares Redeemed	34,207
Payables to Vanguard	706
Variation Margin Payable—Futures Contracts	189
Total Liabilities	54,893
Net Assets	23,004,896
1 Includes $17,419,000 of securities on loan.
At December 31, 2023, net assets consisted of:

Paid-in Capital	20,611,267
Total Distributable Earnings (Loss)	2,393,629
Net Assets	23,004,896

Investor Shares—Net Assets
Applicable to 572,826 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,471
Net Asset Value Per Share—Investor Shares	$86.36

ETF Shares—Net Assets
Applicable to 53,966,345 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,851,141
Net Asset Value Per Share—ETF Shares	$219.60

Admiral Shares—Net Assets
Applicable to 117,467,797 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,104,284
Net Asset Value Per Share—Admiral Shares	$94.53

See accompanying Notes, which are an integral part of the Financial Statements.
75

Mid-Cap Growth Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	176,605
Interest[2]	1,197
Securities Lending—Net	2,061
Total Income	179,863
Expenses
The Vanguard Group—Note B
Investment Advisory Services	446
Management and Administrative—Investor Shares	82
Management and Administrative—ETF Shares	6,025
Management and Administrative—Admiral Shares	6,053
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	585
Marketing and Distribution—Admiral Shares	528
Custodian Fees	86
Auditing Fees	34
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	373
Shareholders’ Reports—Admiral Shares	139
Trustees’ Fees and Expenses	12
Other Expenses	23
Total Expenses	14,389
Net Investment Income	165,474
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(359,856)
Futures Contracts	2,140
Swap Contracts	66
Realized Net Gain (Loss)	(357,650)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	4,490,460
Futures Contracts	282
Swap Contracts	1,022
Change in Unrealized Appreciation (Depreciation)	4,491,764
Net Increase (Decrease) in Net Assets Resulting from Operations	4,299,588
1	Dividends are net of foreign withholding taxes of $279,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,140,000, ($1,000), less than $1,000, and ($25,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $792,304,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
76

Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	165,474	143,006
Realized Net Gain (Loss)	(357,650)	(287,627)
Change in Unrealized Appreciation (Depreciation)	4,491,764	(7,290,573)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,299,588	(7,435,194)
Distributions
Investor Shares	(311)	(306)
ETF Shares	(83,169)	(71,823)
Admiral Shares	(79,306)	(70,682)
Total Distributions	(162,786)	(142,811)
Capital Share Transactions
Investor Shares	(6,325)	(17,561)
ETF Shares	427,802	298,485
Admiral Shares	(37,033)	99,556
Net Increase (Decrease) from Capital Share Transactions	384,444	380,480
Total Increase (Decrease)	4,521,246	(7,197,525)
Net Assets
Beginning of Period	18,483,650	25,681,175
End of Period	23,004,896	18,483,650

See accompanying Notes, which are an integral part of the Financial Statements.
77

Mid-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$70.68	$100.07	$83.37	$62.43	$47.02
Investment Operations
Net Investment Income[1]	.528	.444	.229	.340	.345
Net Realized and Unrealized Gain (Loss) on Investments	15.674	(29.381)	16.697	20.984	15.485
Total from Investment Operations	16.202	(28.937)	16.926	21.324	15.830
Distributions
Dividends from Net Investment Income	(.522)	(.453)	(.226)	(.384)	(.420)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.522)	(.453)	(.226)	(.384)	(.420)
Net Asset Value, End of Period	$86.36	$70.68	$100.07	$83.37	$62.43
Total Return[2]	22.99%	-28.93%	20.32%	34.32%	33.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49	$46	$86	$81	$63
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%[3]	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.68%	0.57%	0.25%	0.51%	0.62%
Portfolio Turnover Rate[4]	14%	22%	25%	22%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$179.73	$254.49	$212.00	$158.76	$119.58
Investment Operations
Net Investment Income[1]	1.601	1.405	.870	1.074	1.386
Net Realized and Unrealized Gain (Loss) on Investments	39.835	(74.767)	42.479	53.347	39.040
Total from Investment Operations	41.436	(73.362)	43.349	54.421	40.426
Distributions
Dividends from Net Investment Income	(1.566)	(1.398)	(.859)	(1.181)	(1.246)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.566)	(1.398)	(.859)	(1.181)	(1.246)
Net Asset Value, End of Period	$219.60	$179.73	$254.49	$212.00	$158.76
Total Return	23.14%	-28.84%	20.47%	34.46%	33.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,851	$9,313	$12,798	$10,164	$6,995
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.81%	0.72%	0.37%	0.63%	0.95%
Portfolio Turnover Rate[3]	14%	22%	25%	22%	18%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$77.37	$109.55	$91.26	$68.34	$51.48
Investment Operations
Net Investment Income[1]	.684	.602	.373	.461	.603
Net Realized and Unrealized Gain (Loss) on Investments	17.150	(32.180)	18.287	22.967	16.793
Total from Investment Operations	17.834	(31.578)	18.660	23.428	17.396
Distributions
Dividends from Net Investment Income	(.674)	(.602)	(.370)	(.508)	(.536)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.674)	(.602)	(.370)	(.508)	(.536)
Net Asset Value, End of Period	$94.53	$77.37	$109.55	$91.26	$68.34
Total Return[2]	23.14%	-28.84%	20.48%	34.48%	33.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,104	$9,124	$12,797	$10,712	$8,173
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.81%	0.71%	0.37%	0.63%	0.96%
Portfolio Turnover Rate[4]	14%	22%	25%	22%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund
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Mid-Cap Growth Index Fund
under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
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Mid-Cap Growth Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $707,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Mid-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	22,977,038	—	—	22,977,038
Temporary Cash Investments	62,161	—	—	62,161
Total	23,039,199	—	—	23,039,199

Derivative Financial Instruments
Assets
Futures Contracts[1]	66	—	—	66
Swap Contracts	—	1,022	—	1,022
Total	66	1,022	—	1,088
Liabilities
Futures Contracts[1]	23	—	—	23
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	793,305
Total Distributable Earnings (Loss)	(793,305)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,044
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	6,850,493
Capital Loss Carryforwards	(4,461,908)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,393,629
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	162,786	142,811
Long-Term Capital Gains	—	—
Total	162,786	142,811
*	Includes short-term capital gains, if any.
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Mid-Cap Growth Index Fund
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,188,706
Gross Unrealized Appreciation	7,690,754
Gross Unrealized Depreciation	(840,261)
Net Unrealized Appreciation (Depreciation)	6,850,493
E.  During the year ended December 31, 2023, the fund purchased $4,827,212,000 of investment securities and sold $4,443,931,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,930,119,000 and $1,556,147,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $369,403,000 and sales were $1,241,955,000, resulting in net realized loss of $1,011,903,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,551	109	7,152	91
Issued in Lieu of Cash Distributions	311	4	306	4
Redeemed	(15,187)	(192)	(25,019)	(303)
Net Increase (Decrease)—Investor Shares	(6,325)	(79)	(17,561)	(208)
ETF Shares
Issued	2,058,259	10,398	4,309,536	22,204
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,630,457)	(8,250)	(4,011,051)	(20,674)
Net Increase (Decrease)—ETF Shares	427,802	2,148	298,485	1,530
Admiral Shares
Issued	1,523,152	17,926	1,795,061	20,960
Issued in Lieu of Cash Distributions	70,921	822	63,404	794
Redeemed	(1,631,106)	(19,219)	(1,758,909)	(20,629)
Net Increase (Decrease)—Admiral Shares	(37,033)	(471)	99,556	1,125
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
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Mid-Cap Growth Index Fund
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
85

Mid-Cap Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Value Index Fund Investor Shares	9.62%	11.17%	8.36%	$22,320
CRSP US Mid Cap Value Index	9.78	11.34	8.53	22,667
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Value Index Fund ETF Shares Net Asset Value	9.77%	11.30%	8.49%	$22,587
Mid-Cap Value Index Fund ETF Shares Market Price	9.83	11.31	8.49	22,589
CRSP US Mid Cap Value Index	9.78	11.34	8.53	22,667
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Value Index Fund Admiral Shares	9.76%	11.31%	8.49%	$22,591
CRSP US Mid Cap Value Index	9.78	11.34	8.53	22,667
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

See Financial Highlights for dividend and capital gains information.
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Mid-Cap Value Index Fund
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Mid-Cap Value Index Fund ETF Shares Market Price	9.83%	70.87%	125.89%
Mid-Cap Value Index Fund ETF Shares Net Asset Value	9.77	70.76	125.87
CRSP US Mid Cap Value Index	9.78	71.08	126.67
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
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Mid-Cap Value Index Fund
Fund Allocation
As of December 31, 2023
Basic Materials	5.6%
Consumer Discretionary	13.0
Consumer Staples	6.7
Energy	3.2
Financials	17.5
Health Care	7.7
Industrials	19.4
Real Estate	9.2
Technology	5.5
Utilities	12.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
88

Mid-Cap Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (5.5%)
	Nucor Corp.	1,882,126	327,565
	LyondellBasell Industries NV Class A	1,986,634	188,889
	Newmont Corp.	4,411,693	182,600
	International Flavors & Fragrances Inc.	1,954,403	158,248
	Celanese Corp. Class A	833,393	129,484
	Avery Dennison Corp.	616,551	124,642
	CF Industries Holdings Inc.	1,462,723	116,286
	International Paper Co.	2,649,117	95,766
	Mosaic Co.	2,502,256	89,406
	Steel Dynamics Inc.	588,460	69,497
	Eastman Chemical Co.	453,774	40,758
	FMC Corp.	477,376	30,099
	Westlake Corp.	122,687	17,171
			1,570,411
Consumer Discretionary (13.0%)
	DR Horton Inc.	2,168,098	329,507
	Lennar Corp. Class A	1,876,361	279,653
	Dollar General Corp.	1,680,297	228,436
*	Dollar Tree Inc.	1,600,133	227,299
	Delta Air Lines Inc.	4,926,317	198,186
*	Warner Bros Discovery Inc.	15,262,727	173,690
	eBay Inc.	3,973,427	173,321
	PulteGroup Inc.	1,650,455	170,360
	Darden Restaurants Inc.	921,127	151,341
	Garmin Ltd.	1,171,792	150,622
	Genuine Parts Co.	1,073,341	148,658
*	Carnival Corp.	7,713,376	143,006
	Electronic Arts Inc.	1,029,604	140,860
*,1	Rivian Automotive Inc. Class A	5,817,851	136,487
	Southwest Airlines Co.	4,563,854	131,804
	Omnicom Group Inc.	1,515,464	131,103
	Best Buy Co. Inc.	1,499,607	117,389
*	United Airlines Holdings Inc.	2,501,428	103,209
*	MGM Resorts International	1,961,382	87,635
	News Corp. Class A	3,436,880	84,375
*	NVR Inc.	11,558	80,911
	Fox Corp. Class A	1,856,375	55,079
	Interpublic Group of Cos. Inc.	1,466,272	47,859
*	CarMax Inc.	607,306	46,605
	Fox Corp. Class B	1,031,838	28,530
[1]	Paramount Global Class B	1,786,952	26,429
	Endeavor Group Holdings Inc. Class A	1,035,765	24,579
[1]	Sirius XM Holdings Inc.	4,410,743	24,127
	Lennar Corp. Class B	122,627	16,438
	News Corp. Class B	378,120	9,725
*,1	Lucid Group Inc.	1,753,660	7,383
[1]	Paramount Global Class A	93,029	1,829
			3,676,435
Consumer Staples (6.7%)
	Cencora Inc.	1,297,823	266,547
	Corteva Inc.	5,396,517	258,601
	Kroger Co.	4,956,343	226,554
	Archer-Daniels-Midland Co.	2,041,761	147,456
	Walgreens Boots Alliance Inc.	5,291,265	138,155
	Clorox Co.	949,793	135,431
		Shares	Market Value• ($000)
	Tyson Foods Inc. Class A	2,183,709	117,374
	Kellanova	2,097,830	117,290
	Conagra Brands Inc.	3,659,313	104,876
	J M Smucker Co.	771,924	97,556
	Hormel Foods Corp.	2,091,910	67,171
	McCormick & Co. Inc. (Non-Voting)	961,933	65,815
	Campbell Soup Co.	1,481,079	64,027
	Albertsons Cos. Inc. Class A	2,424,846	55,772
	Molson Coors Beverage Co. Class B	692,210	42,370
			1,904,995
Energy (3.2%)
	ONEOK Inc.	4,459,982	313,180
	Baker Hughes Co. Class A	7,703,652	263,311
	Williams Cos. Inc.	4,656,749	162,194
	Halliburton Co.	3,083,607	111,472
	Marathon Oil Corp.	2,240,299	54,126
			904,283
Financials (17.4%)
	Arthur J Gallagher & Co.	1,652,914	371,707
	Ameriprise Financial Inc.	774,751	294,274
	Prudential Financial Inc.	2,763,795	286,633
	Allstate Corp.	2,003,460	280,444
	Discover Financial Services	1,914,417	215,180
*	Arch Capital Group Ltd.	2,714,124	201,578
	Willis Towers Watson plc	790,554	190,682
	Hartford Financial Services Group Inc.	2,302,682	185,090
	T. Rowe Price Group Inc.	1,710,873	184,244
	American International Group Inc.	2,687,387	182,070
	Fifth Third Bancorp	5,213,809	179,824
	Nasdaq Inc.	3,092,030	179,771
	M&T Bank Corp.	1,270,579	174,171
	State Street Corp.	2,244,370	173,849
	Raymond James Financial Inc.	1,437,371	160,267
	Cboe Global Markets Inc.	808,129	144,300
	Principal Financial Group Inc.	1,825,273	143,594
	Huntington Bancshares Inc.	11,086,473	141,020
	Regions Financial Corp.	7,120,549	137,996
	Northern Trust Corp.	1,505,813	127,060
	Cincinnati Financial Corp.	1,201,288	124,285
	Everest Group Ltd.	332,194	117,457
	Citizens Financial Group Inc.	3,390,934	112,376
	W R Berkley Corp.	1,480,696	104,715
	KeyCorp	7,167,989	103,219
	Fidelity National Financial Inc.	1,979,458	100,992
	Loews Corp.	1,367,413	95,158
*	Markel Group Inc.	48,071	68,256
	Franklin Resources Inc.	2,082,600	62,041
	Globe Life Inc.	342,217	41,655
	Corebridge Financial Inc.	1,686,615	36,532
*,1	Rocket Cos. Inc. Class A	970,641	14,055
			4,934,495
Health Care (7.7%)
*	Centene Corp.	4,089,815	303,505
	GE HealthCare Technologies Inc.	2,962,514	229,061
	Zimmer Biomet Holdings Inc.	1,599,948	194,714
	Cardinal Health Inc.	1,886,957	190,205
	Baxter International Inc.	3,884,043	150,157
89

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Laboratory Corp. of America Holdings	649,995	147,737
*	Biogen Inc.	554,662	143,530
*	Hologic Inc.	1,837,462	131,287
	Quest Diagnostics Inc.	860,807	118,688
*	Avantor Inc.	5,178,355	118,222
	Revvity Inc.	944,796	103,276
	Viatris Inc.	9,184,673	99,470
	STERIS plc	378,207	83,149
	Royalty Pharma plc Class A	2,895,149	81,325
	Teleflex Inc.	179,863	44,847
*	Henry Schein Inc.	499,766	37,837
*	Bio-Rad Laboratories Inc. Class A	39,158	12,644
			2,189,654
Industrials (19.4%)
	PACCAR Inc.	4,004,618	391,051
	Carrier Global Corp.	6,423,612	369,037
	Ferguson plc	1,558,471	300,894
	United Rentals Inc.	518,930	297,565
	Otis Worldwide Corp.	3,133,244	280,331
	Fidelity National Information Services Inc.	4,536,029	272,479
	Cummins Inc.	1,085,188	259,979
	Global Payments Inc.	1,993,520	253,177
	DuPont de Nemours Inc.	2,963,146	227,955
*	Keysight Technologies Inc.	1,336,735	212,661
	Fortive Corp.	2,690,558	198,106
	Westinghouse Air Brake Technologies Corp.	1,371,630	174,060
	Dover Corp.	1,070,993	164,729
	L3Harris Technologies Inc.	725,552	152,816
	Johnson Controls International plc	2,604,195	150,106
	Expeditors International of Washington Inc.	1,113,128	141,590
	Rockwell Automation Inc.	438,962	136,289
	PPG Industries Inc.	902,635	134,989
	Jacobs Solutions Inc.	964,841	125,236
	Synchrony Financial	3,168,038	120,987
	Textron Inc.	1,500,615	120,679
	Ingersoll Rand Inc.	1,549,551	119,842
	Snap-on Inc.	404,083	116,715
	Stanley Black & Decker Inc.	1,173,748	115,145
	Masco Corp.	1,718,706	115,119
	Packaging Corp. of America	686,170	111,784
*	Zebra Technologies Corp. Class A	393,209	107,476
	Ball Corp.	1,206,969	69,425
	Hubbell Inc. Class B	205,266	67,518
	TransUnion	741,441	50,944
*	Trimble Inc.	952,222	50,658
	Crown Holdings Inc.	461,760	42,524
	CH Robinson Worldwide Inc.	424,118	36,640
			5,488,506
Real Estate (9.2%)
	Digital Realty Trust Inc.	2,318,563	312,032
	VICI Properties Inc. Class A	7,920,290	252,499
*	CBRE Group Inc. Class A	2,216,785	206,360
	AvalonBay Communities Inc.	1,087,255	203,556
	Weyerhaeuser Co.	5,588,835	194,324
	Simon Property Group Inc.	1,186,407	169,229
	Equity Residential	2,761,778	168,910
	Alexandria Real Estate Equities Inc.	1,330,415	168,657
	Iron Mountain Inc.	2,235,427	156,435
	Ventas Inc.	3,080,594	153,537
	Essex Property Trust Inc.	491,387	121,834
	Mid-America Apartment Communities Inc.	893,361	120,121
	WP Carey Inc.	1,674,150	108,502
	UDR Inc.	2,518,294	96,425
	Host Hotels & Resorts Inc.	2,700,134	52,572
		Shares	Market Value• ($000)
	Regency Centers Corp.	706,486	47,335
	Healthpeak Properties Inc.	2,093,818	41,458
	Camden Property Trust	204,447	20,300
			2,594,086
Technology (5.5%)
	CDW Corp.	1,025,594	233,138
	HP Inc.	6,809,518	204,898
	Corning Inc.	5,878,695	179,006
	Hewlett Packard Enterprise Co.	9,821,575	166,770
	Cognizant Technology Solutions Corp. Class A	1,919,409	144,973
	NetApp Inc.	1,598,504	140,924
*	Western Digital Corp.	2,482,402	130,003
	SS&C Technologies Holdings Inc.	1,610,750	98,433
	Gen Digital Inc.	4,169,521	95,149
	Seagate Technology Holdings plc	760,720	64,943
	Leidos Holdings Inc.	526,370	56,974
*	Qorvo Inc.	372,583	41,957
			1,557,168
Utilities (12.2%)
	PG&E Corp.	19,484,320	351,302
	Xcel Energy Inc.	4,224,615	261,546
	Consolidated Edison Inc.	2,640,691	240,224
	Public Service Enterprise Group Inc.	3,821,156	233,664
	Edison International	2,936,541	209,933
	WEC Energy Group Inc.	2,414,931	203,265
	American Water Works Co. Inc.	1,490,648	196,751
	Eversource Energy	2,672,560	164,950
	Entergy Corp.	1,618,876	163,814
	FirstEnergy Corp.	4,173,368	152,996
	PPL Corp.	5,643,077	152,927
	DTE Energy Co.	1,341,257	147,887
	Ameren Corp.	2,009,490	145,366
	CenterPoint Energy Inc.	4,818,889	137,676
	CMS Energy Corp.	2,233,753	129,714
	Constellation Energy Corp.	894,578	104,567
	Alliant Energy Corp.	1,934,816	99,256
	AES Corp.	5,126,590	98,687
	Evergy Inc.	1,757,698	91,752
	NiSource Inc.	3,424,649	90,924
	Vistra Corp.	1,368,597	52,718
	Avangrid Inc.	592,501	19,203
			3,449,122
Total Common Stocks (Cost $21,606,256)			28,269,155
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 5.435% (Cost $48,429)	484,544	48,445
Total Investments (100.0%) (Cost $21,654,685)			28,317,600
Other Assets and Liabilities—Net (0.0%)			14,034
Net Assets (100%)			28,331,634
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,657,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $48,225,000 was received for securities on loan.

90

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	26	6,266	(17)
E-mini S&P Mid-Cap 400 Index	March 2024	48	13,486	(128)
				(145)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Constellation Energy Corp.	1/31/24	CITNA	25,176	(5.332)	—	(909)
Constellation Energy Corp.	8/30/24	BANA	14,525	(5.332)	—	(524)
Warner Bros Discovery Inc.	1/31/24	CITNA	16,093	(5.332)	1,365	—
					1,365	(1,433)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At December 31, 2023, the counterparties had deposited in segregated accounts cash of $820,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
91

Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $21,606,256)	28,269,155
Affiliated Issuers (Cost $48,429)	48,445
Total Investments in Securities	28,317,600
Investment in Vanguard	892
Cash Collateral Pledged—Futures Contracts	1,390
Cash Collateral Pledged—Over-the-Counter Swap Contracts	270
Receivables for Investment Securities Sold	12,908
Receivables for Accrued Income	74,353
Receivables for Capital Shares Issued	9,309
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,365
Total Assets	28,418,087
Liabilities
Due to Custodian	4,322
Payables for Investment Securities Purchased	211
Collateral for Securities on Loan	48,225
Payables for Capital Shares Redeemed	31,213
Payables to Vanguard	872
Variation Margin Payable—Futures Contracts	177
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,433
Total Liabilities	86,453
Net Assets	28,331,634
1 Includes $43,657,000 of securities on loan.
At December 31, 2023, net assets consisted of:

Paid-in Capital	26,772,587
Total Distributable Earnings (Loss)	1,559,047
Net Assets	28,331,634

Investor Shares—Net Assets
Applicable to 689,038 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,321
Net Asset Value Per Share—Investor Shares	$57.07

ETF Shares—Net Assets
Applicable to 112,610,775 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,320,349
Net Asset Value Per Share—ETF Shares	$144.93

Admiral Shares—Net Assets
Applicable to 159,460,910 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,971,964
Net Asset Value Per Share—Admiral Shares	$75.08

See accompanying Notes, which are an integral part of the Financial Statements.
92

Mid-Cap Value Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends	666,368
Interest[1]	1,354
Securities Lending—Net	6,750
Total Income	674,472
Expenses
The Vanguard Group—Note B
Investment Advisory Services	602
Management and Administrative—Investor Shares	72
Management and Administrative—ETF Shares	8,914
Management and Administrative—Admiral Shares	6,936
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	842
Marketing and Distribution—Admiral Shares	629
Custodian Fees	348
Auditing Fees	35
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	751
Shareholders’ Reports—Admiral Shares	162
Trustees’ Fees and Expenses	16
Other Expenses	23
Total Expenses	19,332
Expenses Paid Indirectly	(18)
Net Expenses	19,314
Net Investment Income	655,158
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	579,354
Futures Contracts	4,634
Swap Contracts	3,729
Realized Net Gain (Loss)	587,717
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,330,296
Futures Contracts	245
Swap Contracts	1,375
Change in Unrealized Appreciation (Depreciation)	1,331,916
Net Increase (Decrease) in Net Assets Resulting from Operations	2,574,791
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,263,000, $25,000, less than $1,000, and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,739,804,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
93

Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	655,158	625,353
Realized Net Gain (Loss)	587,717	1,031,827
Change in Unrealized Appreciation (Depreciation)	1,331,916	(4,126,567)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,574,791	(2,469,387)
Distributions
Investor Shares	(921)	(970)
ETF Shares	(379,681)	(356,532)
Admiral Shares	(277,948)	(267,459)
Total Distributions	(658,550)	(624,961)
Capital Share Transactions
Investor Shares	(7,800)	(7,678)
ETF Shares	(785,146)	1,666,234
Admiral Shares	(570,787)	(147,140)
Net Increase (Decrease) from Capital Share Transactions	(1,363,733)	1,511,416
Total Increase (Decrease)	552,508	(1,582,932)
Net Assets
Beginning of Period	27,779,126	29,362,058
End of Period	28,331,634	27,779,126

See accompanying Notes, which are an integral part of the Financial Statements.
94

Mid-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$53.27	$59.16	$46.83	$46.96	$37.50
Investment Operations
Net Investment Income[1]	1.202	1.129	1.006	1.048[2]	.808
Net Realized and Unrealized Gain (Loss) on Investments	3.830	(5.876)	12.311	(.122)	9.566
Total from Investment Operations	5.032	(4.747)	13.317	.926	10.374
Distributions
Dividends from Net Investment Income	(1.232)	(1.143)	(.987)	(1.056)	(.914)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.232)	(1.143)	(.987)	(1.056)	(.914)
Net Asset Value, End of Period	$57.07	$53.27	$59.16	$46.83	$46.96
Total Return[3]	9.62%	-8.00%	28.59%	2.43%	27.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$45	$57	$43	$52
Ratio of Total Expenses to Average Net Assets	0.19%[4]	0.19%[4]	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.24%	2.05%	1.83%	2.58%[2]	1.90%
Portfolio Turnover Rate[5]	22%	18%	17%	39%	17%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.142 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
95

Mid-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$135.28	$150.26	$118.93	$119.27	$95.22
Investment Operations
Net Investment Income[1]	3.249	3.091	2.744	2.781[2]	2.497
Net Realized and Unrealized Gain (Loss) on Investments	9.695	(14.996)	31.258	(.310)	23.996
Total from Investment Operations	12.944	(11.905)	34.002	2.471	26.493
Distributions
Dividends from Net Investment Income	(3.294)	(3.075)	(2.672)	(2.811)	(2.443)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.294)	(3.075)	(2.672)	(2.811)	(2.443)
Net Asset Value, End of Period	$144.93	$135.28	$150.26	$118.93	$119.27
Total Return	9.77%	-7.88%	28.74%	2.50%	27.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,320	$15,995	$16,086	$11,061	$10,339
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.22%	1.96%	2.69%[2]	2.26%
Portfolio Turnover Rate[4]	22%	18%	17%	39%	17%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.362 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
96

Mid-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$70.08	$77.84	$61.61	$61.79	$49.33
Investment Operations
Net Investment Income[1]	1.677	1.586	1.413	1.438[2]	1.303
Net Realized and Unrealized Gain (Loss) on Investments	5.030	(7.753)	16.201	(.162)	12.422
Total from Investment Operations	6.707	(6.167)	17.614	1.276	13.725
Distributions
Dividends from Net Investment Income	(1.707)	(1.593)	(1.384)	(1.456)	(1.265)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.707)	(1.593)	(1.384)	(1.456)	(1.265)
Net Asset Value, End of Period	$75.08	$70.08	$77.84	$61.61	$61.79
Total Return[3]	9.76%	-7.90%	28.76%	2.54%	27.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,972	$11,740	$13,218	$10,092	$11,148
Ratio of Total Expenses to Average Net Assets	0.07%[4]	0.07%[4]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.19%	1.95%	2.69%[2]	2.28%
Portfolio Turnover Rate[5]	22%	18%	17%	39%	17%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.187 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
97

Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund
98

Mid-Cap Value Index Fund
under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
99

Mid-Cap Value Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $892,000, representing less than 0.01% of the fund’s net assets and 0.36% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $18,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
100

Mid-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	28,269,155	—	—	28,269,155
Temporary Cash Investments	48,445	—	—	48,445
Total	28,317,600	—	—	28,317,600

Derivative Financial Instruments
Assets
Swap Contracts	—	1,365	—	1,365
Liabilities
Futures Contracts[1]	145	—	—	145
Swap Contracts	—	1,433	—	1,433
Total	145	1,433	—	1,578
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,739,093
Total Distributable Earnings (Loss)	(1,739,093)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,194
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	6,642,233
Capital Loss Carryforwards	(5,089,380)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,559,047
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	658,550	624,961
Long-Term Capital Gains	—	—
Total	658,550	624,961
*	Includes short-term capital gains, if any.
101

Mid-Cap Value Index Fund
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	21,675,367
Gross Unrealized Appreciation	7,258,712
Gross Unrealized Depreciation	(616,479)
Net Unrealized Appreciation (Depreciation)	6,642,233
F.  During the year ended December 31, 2023, the fund purchased $9,677,685,000 of investment securities and sold $10,976,913,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,660,931,000 and $4,522,736,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $880,257,000 and sales were $1,457,156,000, resulting in net realized loss of $526,060,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,382	82	9,543	172
Issued in Lieu of Cash Distributions	921	17	970	18
Redeemed	(13,103)	(245)	(18,191)	(326)
Net Increase (Decrease)—Investor Shares	(7,800)	(146)	(7,678)	(136)
ETF Shares
Issued	3,747,400	27,552	6,026,513	43,603
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,532,546)	(33,175)	(4,360,279)	(32,425)
Net Increase (Decrease)—ETF Shares	(785,146)	(5,623)	1,666,234	11,178
Admiral Shares
Issued	1,601,367	22,657	2,265,008	31,170
Issued in Lieu of Cash Distributions	246,708	3,514	237,416	3,400
Redeemed	(2,418,862)	(34,228)	(2,649,564)	(36,866)
Net Increase (Decrease)—Admiral Shares	(570,787)	(8,057)	(147,140)	(2,296)
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
102

Mid-Cap Value Index Fund
I.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
103

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (four of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
104

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Extended Market Index Fund	62.4%
Mid-Cap Index Fund	77.1
Mid-Cap Growth Index Fund	82.0
Mid-Cap Value Index Fund	80.8
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
Extended Market Index Fund	838,526
Mid-Cap Index Fund	1,992,764
Mid-Cap Growth Index Fund	139,980
Mid-Cap Value Index Fund	563,390
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Extended Market Index Fund	12,975
Mid-Cap Index Fund	13,468
Mid-Cap Growth Index Fund	427
Mid-Cap Value Index Fund	499
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
Extended Market Index Fund	214,308
Mid-Cap Index Fund	339,831
Mid-Cap Growth Index Fund	22,806
Mid-Cap Value Index Fund	93,843
105

The S&P Completion Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Extended Market Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Extended Market Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Extended Market Fund particularly or the ability of the S&P Completion Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P Completion Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P Completion Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Extended Market Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Extended Market Fund into consideration in determining, composing or calculating the S&P Completion Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Extended Market Fund or the timing of the issuance or sale of Vanguard Extended Market Fund or in the determination or calculation of the equation by which Vanguard Extended Market Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Extended Market Fund. There is no assurance that investment products based on the S&P Completion Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P COMPLETION INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD EXTENDED MARKET FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P COMPLETION INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The CRSP US Mid Cap Index, CRSP US Mid Cap Growth Index, and CRSP US Mid Cap Value Index (the “Indexes”) are products of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and have been licensed for use by Vanguard. CRSP® is a trademark of CRSP and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds are not sponsored, endorsed, sold, or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or any member of the public regarding the advisability of investing in securities generally or in Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds particularly or the ability of the Indexes to track general market performance. The Indexes are determined, composed, and calculated without regard to Vanguard or Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds into consideration in determining, composing, or calculating the Indexes. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or the timing of the issuance or sale of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or in the determination or calculation of the equation by which Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds are to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing, or trading of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD MIDCAP INDEX, MID-CAP GROWTH INDEX, AND MID-CAP VALUE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

(communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September
2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present)
of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q980 022024

Annual Report   |   December 31, 2023
Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios
Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Growth Index Fund	4
Value Index Fund	27
Large-Cap Index Fund	52
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered robust returns for the 12 months ended December 31, 2023. Returns for the funds included in this report ranged from 9.11% for Investor Shares of Vanguard Value Index Fund to 46.78% for Institutional Shares and ETF Shares of Vanguard Growth Index Fund. (Returns for ETF Shares are based on net asset value). Returns for Vanguard Large-Cap Index Fund, which invests in growth and value stocks, ranged from 27.12% for Investor Shares to 27.29% for ETF Shares. The funds generally tracked their target indexes closely. Most share classes of the Value Index Fund slightly outperformed, thanks to skilled trading and corporate-action elections by the fund’s manager, Vanguard Equity Index Group.
•	Major central banks stopped hiking interest rates when inflation eased. Global economic growth proved resilient, but the prospect of rates remaining high for an extended period spurred occasional volatility. Toward year-end, stocks and bonds rallied worldwide as expectations for rate cuts in 2024 rose.
•	Technology stocks powered all three funds, but strong results were widespread. Seven of the 11 sectors in the CRSP US Large Cap Index, the Large-Cap Index Fund’s benchmark, recorded double-digit gains. Energy stocks were among the laggards.
•	For the 10 years ended December 31, 2023, the funds’ annualized returns ranged from 9.59% for Investor Shares of the Value Index Fund to 13.98% for Institutional Shares of the Growth Index Fund.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,101.10	$0.95
ETF Shares	1,000.00	1,101.90	0.21
Admiral™ Shares	1,000.00	1,101.80	0.26
Institutional Shares	1,000.00	1,101.90	0.21
Value Index Fund
Investor Shares	$1,000.00	$1,064.60	$0.94
ETF Shares	1,000.00	1,065.40	0.21
Admiral Shares	1,000.00	1,065.40	0.26
Institutional Shares	1,000.00	1,065.50	0.21
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,084.70	$0.89
ETF Shares	1,000.00	1,085.40	0.21
Admiral Shares	1,000.00	1,085.40	0.26
Institutional Shares	1,000.00	1,085.30	0.21
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.30	$0.92
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,024.30	$0.92
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.18% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares and 0.04% for Institutional Shares; for the Value Index Fund, 0.18% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Growth Index Fund Investor Shares	46.60%	19.02%	13.83%	$36,514
CRSP U.S. Large Cap Growth Index	46.86	19.21	14.02	37,132
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Growth Index Fund ETF Shares Net Asset Value	46.78%	19.17%	13.98%	$36,992
Growth Index Fund ETF Shares Market Price	46.85	19.18	13.98	37,006
CRSP U.S. Large Cap Growth Index	46.86	19.21	14.02	37,132
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

See Financial Highlights for dividend and capital gains information.
4

Growth Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Growth Index Fund Admiral Shares	46.77%	19.16%	13.97%	$36,967
CRSP U.S. Large Cap Growth Index	46.86	19.21	14.02	37,132
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Growth Index Fund Institutional Shares	46.78%	19.17%	13.98%	$18,500,697
CRSP U.S. Large Cap Growth Index	46.86	19.21	14.02	18,565,986
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	14,710,990
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Growth Index Fund ETF Shares Market Price	46.85%	140.49%	270.06%
Growth Index Fund ETF Shares Net Asset Value	46.78	140.32	269.92
CRSP U.S. Large Cap Growth Index	46.86	140.79	271.32
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

Growth Index Fund
Fund Allocation
As of December 31, 2023
Basic Materials	1.4%
Consumer Discretionary	20.4
Consumer Staples	0.7
Energy	1.3
Financials	2.6
Health Care	7.1
Industrials	8.8
Real Estate	1.8
Technology	54.8
Telecommunications	0.9
Utilities	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
6

Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.4%)
	Linde plc	4,445,542	1,825,828
	Ecolab Inc.	2,352,971	466,712
	Fastenal Co.	5,239,504	339,363
[1]	Albemarle Corp.	1,075,956	155,454
			2,787,357
Consumer Discretionary (20.4%)
*	Amazon.com Inc.	85,269,892	12,955,907
*	Tesla Inc.	24,773,381	6,155,690
	Costco Wholesale Corp.	4,059,121	2,679,345
	McDonald's Corp.	6,649,565	1,971,663
*	Netflix Inc.	3,912,598	1,904,966
	Home Depot Inc.	4,570,158	1,583,788
	NIKE Inc. Class B	11,220,311	1,218,189
*	Booking Holdings Inc.	319,840	1,134,543
*	Uber Technologies Inc.	17,923,830	1,103,570
	Starbucks Corp.	10,420,210	1,000,444
	TJX Cos. Inc.	10,484,850	983,584
	Walt Disney Co.	8,404,441	758,837
*	Chipotle Mexican Grill Inc.	251,695	575,616
*	Lululemon Athletica Inc.	1,057,632	540,757
	Marriott International Inc. Class A	2,288,397	516,056
*	O'Reilly Automotive Inc.	542,235	515,167
*	Airbnb Inc. Class A	3,386,147	460,990
	Ross Stores Inc.	3,102,948	429,417
	Hilton Worldwide Holdings Inc.	2,350,948	428,084
*	AutoZone Inc.	161,611	417,863
*	Copart Inc.	7,923,348	388,244
	Yum! Brands Inc.	2,568,528	335,604
	Estee Lauder Cos. Inc. Class A	2,022,646	295,812
*	Trade Desk Inc. Class A	4,089,205	294,259
*	Take-Two Interactive Software Inc.	1,559,774	251,046
*	Aptiv plc	2,592,738	232,620
*	Ulta Beauty Inc.	451,229	221,098
	Tractor Supply Co.	989,997	212,879
		Shares	Market Value• ($000)
*	Roblox Corp. Class A	4,469,437	204,343
*	Expedia Group Inc.	1,222,327	185,537
	Las Vegas Sands Corp.	3,504,447	172,454
*	Live Nation Entertainment Inc.	1,476,342	138,186
	Domino's Pizza Inc.	319,880	131,864
*	Royal Caribbean Cruises Ltd.	998,843	129,340
	Rollins Inc.	2,664,064	116,340
*	Burlington Stores Inc.	590,869	114,912
	Warner Music Group Corp. Class A	1,139,935	40,798
	Pool Corp.	84,358	33,634
*	Chewy Inc. Class A	468,057	11,060
*,1	Lucid Group Inc.	2,090,977	8,803
			40,853,309
Consumer Staples (0.7%)
*	Monster Beverage Corp.	6,678,018	384,721
	Colgate-Palmolive Co.	3,772,335	300,693
	Hershey Co.	1,373,882	256,147
	Church & Dwight Co. Inc.	2,260,919	213,792
	Brown-Forman Corp. Class B	2,838,451	162,075
	Lamb Weston Holdings Inc.	663,580	71,726
[1]	Brown-Forman Corp. Class A	470,246	28,022
			1,417,176
Energy (1.3%)
	Pioneer Natural Resources Co.	2,138,602	480,929
	Hess Corp.	2,534,468	365,369
	Cheniere Energy Inc.	2,074,129	354,075
	Schlumberger NV	6,525,058	339,564
	Diamondback Energy Inc.	1,641,555	254,572
	Coterra Energy Inc.	6,551,168	167,186
*	First Solar Inc.	930,663	160,335
	Baker Hughes Co.	4,613,073	157,675
*	Enphase Energy Inc.	1,189,426	157,171
	Halliburton Co.	3,693,758	133,529
	EQT Corp.	1,883,270	72,807
7

Growth Index Fund
		Shares	Market Value• ($000)
	Texas Pacific Land Corp.	28,227	44,385
			2,687,597
Financials (2.5%)
	S&P Global Inc.	2,904,241	1,279,376
	Blackstone Inc.	6,513,868	852,796
	Moody's Corp.	1,425,774	556,850
	Aon plc Class A (XNYS)	1,743,923	507,517
	MSCI Inc.	688,787	389,612
	Apollo Global Management Inc.	3,642,940	339,486
*	Coinbase Global Inc. Class A	1,408,152	244,906
	Broadridge Financial Solutions Inc.	1,078,358	221,872
	Ares Management Corp. Class A	1,531,101	182,079
	FactSet Research Systems Inc.	348,299	166,156
	LPL Financial Holdings Inc.	693,358	157,822
	Tradeweb Markets Inc. Class A	1,052,774	95,676
	Brown & Brown Inc.	1,045,188	74,323
	Interactive Brokers Group Inc. Class A	465,445	38,585
			5,107,056
Health Care (7.1%)
	Eli Lilly & Co.	7,833,207	4,566,133
*	Intuitive Surgical Inc.	3,227,787	1,088,926
*	Vertex Pharmaceuticals Inc.	2,362,535	961,292
	Thermo Fisher Scientific Inc.	1,774,158	941,705
	Stryker Corp.	3,134,451	938,643
*	Boston Scientific Corp.	13,431,001	776,446
	Zoetis Inc.	3,788,032	747,644
*	DexCom Inc.	3,542,982	439,649
*	Edwards Lifesciences Corp.	5,560,075	423,956
*	IDEXX Laboratories Inc.	761,376	422,602
	Agilent Technologies Inc.	2,675,077	371,916
*	Moderna Inc.	3,146,258	312,895
	West Pharmaceutical Services Inc.	678,054	238,756
*	Veeva Systems Inc. Class A	1,204,921	231,971
	ResMed Inc.	1,348,383	231,949
*	Alnylam Pharmaceuticals Inc.	1,150,334	220,186
*	Illumina Inc.	1,455,557	202,672
*	IQVIA Holdings Inc.	837,805	193,851
*	Align Technology Inc.	667,027	182,765
	Cooper Cos. Inc.	454,043	171,828
		Shares	Market Value• ($000)
*	BioMarin Pharmaceutical Inc.	1,727,020	166,519
*	Insulet Corp.	640,364	138,946
*	Incyte Corp.	1,747,600	109,732
	STERIS plc	452,365	99,453
*,2	ABIOMED Inc. CVR	15	—
			14,180,435
Industrials (8.8%)
	Visa Inc. Class A	14,046,205	3,656,929
	Mastercard Inc. Class A	7,676,515	3,274,110
	Accenture plc Class A	5,753,944	2,019,116
*	Boeing Co.	5,546,555	1,445,765
	Automatic Data Processing Inc.	3,770,664	878,452
	Sherwin-Williams Co.	2,111,778	658,664
	TransDigm Group Inc.	481,777	487,366
	Cintas Corp.	793,553	478,243
*	Block Inc. (XNYS)	5,074,625	392,522
*	Fiserv Inc.	2,756,181	366,131
	Old Dominion Freight Line Inc.	900,325	364,929
	Paychex Inc.	2,980,663	355,027
	WW Grainger Inc.	409,608	339,438
	Rockwell Automation Inc.	1,051,433	326,449
	Verisk Analytics Inc.	1,329,345	317,527
	Quanta Services Inc.	1,332,830	287,625
	Equifax Inc.	1,129,122	279,221
	Vulcan Materials Co.	1,217,927	276,482
*	Fair Isaac Corp.	215,235	250,536
*	Mettler-Toledo International Inc.	198,592	240,884
*	Teledyne Technologies Inc.	432,536	193,036
*	Waters Corp.	541,419	178,251
	JB Hunt Transport Services Inc.	755,568	150,917
	Martin Marietta Materials Inc.	283,017	141,200
	HEICO Corp. Class A	688,108	98,014
	Veralto Corp.	1,073,651	88,319
	HEICO Corp.	377,014	67,436
	Jack Henry & Associates Inc.	333,500	54,497
*	Bill Holdings Inc.	465,732	37,999
*,1	Symbotic Inc.	225,249	11,562
			17,716,647
Real Estate (1.8%)
	American Tower Corp.	4,273,349	922,531
	Equinix Inc.	860,641	693,152
	Welltower Inc.	5,097,812	459,670
	Public Storage	1,450,656	442,450
*	CoStar Group Inc.	3,744,153	327,202
	SBA Communications Corp.	988,726	250,830
	Realty Income Corp.	3,314,381	190,312
	Sun Communities Inc.	1,141,086	152,506
	Invitation Homes Inc.	2,810,064	95,851
	Camden Property Trust	245,155	24,341

8

Growth Index Fund
		Shares	Market Value• ($000)
*	Zillow Group Inc. Class C	356,290	20,615
*	Zillow Group Inc. Class A	90,682	5,143
			3,584,603
Technology (54.7%)
	Apple Inc.	135,461,484	26,080,400
	Microsoft Corp.	68,140,637	25,623,605
	NVIDIA Corp.	21,513,345	10,653,839
*	Alphabet Inc. Class A	54,164,556	7,566,247
*	Meta Platforms Inc. Class A	20,350,059	7,203,107
*	Alphabet Inc. Class C	44,707,105	6,300,572
*	Adobe Inc.	4,174,278	2,490,374
*	Salesforce Inc.	8,474,637	2,230,016
*	Advanced Micro Devices Inc.	14,811,284	2,183,331
	Intuit Inc.	2,440,927	1,525,653
	Texas Instruments Inc.	8,325,834	1,419,222
*	ServiceNow Inc.	1,879,458	1,327,818
	Applied Materials Inc.	7,669,430	1,242,985
	Lam Research Corp.	1,208,309	946,420
*	Palo Alto Networks Inc.	2,890,869	852,459
	KLA Corp.	1,246,168	724,397
*	Synopsys Inc.	1,394,430	718,006
*	Cadence Design Systems Inc.	2,494,516	679,431
	Amphenol Corp. Class A	5,484,210	543,650
*	Snowflake Inc. Class A	2,720,675	541,414
	Roper Technologies Inc.	979,493	533,990
*	Crowdstrike Holdings Inc. Class A	2,073,114	529,307
*	Workday Inc. Class A	1,898,136	523,999
	Marvell Technology Inc.	7,911,587	477,148
*	Autodesk Inc.	1,959,532	477,107
	Microchip Technology Inc.	4,959,756	447,271
*	Fortinet Inc.	5,984,393	350,267
*	Atlassian Corp. Ltd. Class A	1,421,173	338,040
*	Palantir Technologies Inc. Class A	18,025,147	309,492
*	Gartner Inc.	678,650	306,146
*	Datadog Inc. Class A	2,493,526	302,664
*	ANSYS Inc.	796,219	288,932
*	DoorDash Inc. Class A	2,889,740	285,766
	Monolithic Power Systems Inc.	417,459	263,325
*	HubSpot Inc.	438,521	254,579
*	MongoDB Inc.	621,593	254,138
*	Splunk Inc.	1,544,632	235,325
*	Cloudflare Inc. Class A	2,576,442	214,515
*	Pinterest Inc. Class A	5,374,481	199,071
*	Zscaler Inc.	809,479	179,348
*	ON Semiconductor Corp.	1,974,356	164,918
		Shares	Market Value• ($000)
*	VeriSign Inc.	794,867	163,711
*	Snap Inc. Class A	9,573,066	162,072
*	Tyler Technologies Inc.	386,199	161,478
*	EPAM Systems Inc.	529,066	157,312
*	Zoom Video Communications Inc. Class A	2,127,291	152,973
	Teradyne Inc.	1,401,837	152,127
*	GoDaddy Inc. Class A	1,291,606	137,117
*	Okta Inc.	1,437,776	130,162
*	Twilio Inc. Class A	1,577,590	119,692
	Bentley Systems Inc. Class B	2,086,939	108,896
*	Unity Software Inc.	2,437,976	99,689
	Paycom Software Inc.	468,837	96,918
	Seagate Technology Holdings plc	909,878	77,676
*	DocuSign Inc.	933,163	55,477
*	Match Group Inc.	1,248,304	45,563
			109,609,157
Telecommunications (0.9%)
	T-Mobile US Inc.	4,770,407	764,839
*	Arista Networks Inc.	2,282,220	537,486
	Motorola Solutions Inc.	760,570	238,127
*	Charter Communications Inc. Class A	441,485	171,596
*	Liberty Broadband Corp. Class C	1,090,678	87,898
*	Roku Inc.	572,688	52,492
*	Liberty Broadband Corp. Class A	154,112	12,428
			1,864,866
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,362,465	352,645
Total Common Stocks (Cost $96,410,356)			200,160,848

9

Growth Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.435% (Cost $436,274)	4,363,751	436,288
Total Investments (100.0%) (Cost $96,846,630)			200,597,136
Other Assets and Liabilities—Net (0.0%)			(47,610)
Net Assets (100%)			200,549,526
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,026,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $19,678,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	1,258	303,178	5,695

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Netflix Inc.	8/30/24	BANA	48,688	(5.331)	—	(203)
Visa Inc. Class A	8/30/24	BANA	115,856	(5.231)	—	(250)
					—	(453)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $2,610,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $96,410,356)	200,160,848
Affiliated Issuers (Cost $436,274)	436,288
Total Investments in Securities	200,597,136
Investment in Vanguard	6,342
Cash Collateral Pledged—Futures Contracts	17,765
Receivables for Investment Securities Sold	3,000
Receivables for Accrued Income	102,093
Receivables for Capital Shares Issued	61,642
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	200,787,978
Liabilities
Due to Custodian	308
Payables for Investment Securities Purchased	2,280
Collateral for Securities on Loan	19,678
Payables for Capital Shares Redeemed	210,942
Payables to Vanguard	3,834
Variation Margin Payable—Futures Contracts	957
Unrealized Depreciation—Over-the-Counter Swap Contracts	453
Total Liabilities	238,452
Net Assets	200,549,526
1 Includes $18,026,000 of securities on loan.
11

Growth Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	107,635,777
Total Distributable Earnings (Loss)	92,913,749
Net Assets	200,549,526

Investor Shares—Net Assets
Applicable to 2,592,345 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	414,928
Net Asset Value Per Share—Investor Shares	$160.06

ETF Shares—Net Assets
Applicable to 336,153,825 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	104,483,769
Net Asset Value Per Share—ETF Shares	$310.82

Admiral Shares—Net Assets
Applicable to 422,229,731 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	67,554,938
Net Asset Value Per Share—Admiral Shares	$160.00

Institutional Shares—Net Assets
Applicable to 175,595,011 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,095,891
Net Asset Value Per Share—Institutional Shares	$160.00

See accompanying Notes, which are an integral part of the Financial Statements.
12

Growth Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	1,176,387
Interest[2]	17,478
Securities Lending—Net	2,334
Total Income	1,196,199
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,706
Management and Administrative—Investor Shares	611
Management and Administrative—ETF Shares	27,066
Management and Administrative—Admiral Shares	24,042
Management and Administrative—Institutional Shares	8,014
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—ETF Shares	3,747
Marketing and Distribution—Admiral Shares	2,672
Marketing and Distribution—Institutional Shares	672
Custodian Fees	921
Auditing Fees	33
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,637
Shareholders’ Reports—Admiral Shares	444
Shareholders’ Reports—Institutional Shares	97
Trustees’ Fees and Expenses	102
Other Expenses	23
Total Expenses	73,808
Expenses Paid Indirectly	(165)
Net Expenses	73,643
Net Investment Income	1,122,556
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	6,577,015
Futures Contracts	23,384
Swap Contracts	36,605
Foreign Currencies	(1)
Realized Net Gain (Loss)	6,637,003
13

Growth Index Fund
Statement of Operations (continued)
Year Ended December 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	55,181,916
Futures Contracts	6,495
Swap Contracts	(231)
Change in Unrealized Appreciation (Depreciation)	55,188,180
Net Increase (Decrease) in Net Assets Resulting from Operations	62,947,739
1	Dividends are net of foreign withholding taxes of $348,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $16,936,000, $45,000, $3,000, and ($47,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $9,903,213,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,122,556	943,411
Realized Net Gain (Loss)	6,637,003	875,348
Change in Unrealized Appreciation (Depreciation)	55,188,180	(64,902,246)
Net Increase (Decrease) in Net Assets Resulting from Operations	62,947,739	(63,083,487)
Distributions
Investor Shares	(2,067)	(2,025)
ETF Shares	(594,545)	(458,691)
Admiral Shares	(382,500)	(312,198)
Institutional Shares	(159,537)	(128,919)
Total Distributions	(1,138,649)	(901,833)
Capital Share Transactions
Investor Shares	(71,816)	(141,965)
ETF Shares	4,133,790	9,337,505
Admiral Shares	1,324,290	(199,354)
Institutional Shares	1,050,251	35,988
Net Increase (Decrease) from Capital Share Transactions	6,436,515	9,032,174
Total Increase (Decrease)	68,245,605	(54,953,146)
Net Assets
Beginning of Period	132,303,921	187,257,067
End of Period	200,549,526	132,303,921

See accompanying Notes, which are an integral part of the Financial Statements.
15

Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$109.76	$165.20	$130.50	$93.87	$69.10
Investment Operations
Net Investment Income[1]	.735	.638	.565	.728	.746
Net Realized and Unrealized Gain (Loss) on Investments	50.316	(55.480)	34.731	36.631	24.802
Total from Investment Operations	51.051	(54.842)	35.296	37.359	25.548
Distributions
Dividends from Net Investment Income	(.751)	(.598)	(.596)	(.729)	(.778)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.751)	(.598)	(.596)	(.729)	(.778)
Net Asset Value, End of Period	$160.06	$109.76	$165.20	$130.50	$93.87
Total Return[2]	46.60%	-33.22%	27.10%	40.01%	37.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$415	$345	$692	$750	$572
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.54%	0.50%	0.39%	0.69%	0.92%
Portfolio Turnover Rate[4]	5%	5%	8%	6%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$213.14	$320.83	$253.44	$182.31	$134.21
Investment Operations
Net Investment Income[1]	1.786	1.584	1.483	1.683	1.773
Net Realized and Unrealized Gain (Loss) on Investments	97.696	(107.775)	67.447	71.131	48.065
Total from Investment Operations	99.482	(106.191)	68.930	72.814	49.838
Distributions
Dividends from Net Investment Income	(1.802)	(1.499)	(1.540)	(1.684)	(1.738)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.802)	(1.499)	(1.540)	(1.684)	(1.738)
Net Asset Value, End of Period	$310.82	$213.14	$320.83	$253.44	$182.31
Total Return	46.78%	-33.13%	27.26%	40.16%	37.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104,484	$68,198	$90,506	$68,474	$46,481
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.64%	0.52%	0.81%	1.09%
Portfolio Turnover Rate[3]	5%	5%	8%	6%	11%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements were 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$109.72	$165.15	$130.46	$93.84	$69.09
Investment Operations
Net Investment Income[1]	.905	.799	.748	.855	.907
Net Realized and Unrealized Gain (Loss) on Investments	50.289	(55.471)	34.720	36.621	24.728
Total from Investment Operations	51.194	(54.672)	35.468	37.476	25.635
Distributions
Dividends from Net Investment Income	(.914)	(.758)	(.778)	(.856)	(.885)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.914)	(.758)	(.778)	(.856)	(.885)
Net Asset Value, End of Period	$160.00	$109.72	$165.15	$130.46	$93.84
Total Return[2]	46.77%	-33.14%	27.26%	40.19%	37.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$67,555	$45,295	$68,372	$53,928	$38,103
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.63%	0.51%	0.80%	1.08%
Portfolio Turnover Rate[4]	5%	5%	8%	6%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$109.72	$165.16	$130.47	$93.85	$69.09
Investment Operations
Net Investment Income[1]	.920	.812	.762	.867	.912
Net Realized and Unrealized Gain (Loss) on Investments	50.288	(55.481)	34.721	36.620	24.742
Total from Investment Operations	51.208	(54.669)	35.483	37.487	25.654
Distributions
Dividends from Net Investment Income	(.928)	(.771)	(.793)	(.867)	(.894)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.928)	(.771)	(.793)	(.867)	(.894)
Net Asset Value, End of Period	$160.00	$109.72	$165.16	$130.47	$93.85
Total Return	46.78%	-33.14%	27.27%	40.20%	37.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,096	$18,465	$27,688	$22,582	$16,426
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.64%	0.52%	0.82%	1.09%
Portfolio Turnover Rate[3]	5%	5%	8%	6%	11%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Growth Index Fund
Notes to Financial Statements
Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
20

Growth Index Fund
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
21

Growth Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
22

Growth Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $6,342,000, representing less than 0.01% of the fund’s net assets and 2.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $165,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
23

Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	200,160,848	—	—	200,160,848
Temporary Cash Investments	436,288	—	—	436,288
Total	200,597,136	—	—	200,597,136
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,695	—	—	5,695
Liabilities
Swap Contracts	—	453	—	453
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, foreign currency transactions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	9,903,680
Total Distributable Earnings (Loss)	(9,903,680)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	29,166
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	103,683,379
Capital Loss Carryforwards	(10,798,796)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	92,913,749
24

Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,138,649	901,833
Long-Term Capital Gains	—	—
Total	1,138,649	901,833
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	96,913,757
Gross Unrealized Appreciation	106,926,045
Gross Unrealized Depreciation	(3,242,666)
Net Unrealized Appreciation (Depreciation)	103,683,379
F.	During the year ended December 31, 2023, the fund purchased $30,561,666,000 of investment securities and sold $24,199,073,000 of investment securities, other than temporary cash investments. Purchases and sales include $19,098,511,000 and $15,323,990,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $1,245,442,000 and sales were $4,612,867,000, resulting in net realized loss of $2,720,767,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	55,136	397	44,312	343
Issued in Lieu of Cash Distributions	2,067	15	2,025	17
Redeemed	(129,019)	(961)	(188,302)	(1,408)
Net Increase (Decrease)—Investor Shares	(71,816)	(549)	(141,965)	(1,048)
25

Growth Index Fund
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	19,484,306	70,663	17,007,616	69,617
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(15,350,516)	(54,475)	(7,670,111)	(31,750)
Net Increase (Decrease)—ETF Shares	4,133,790	16,188	9,337,505	37,867
Admiral Shares
Issued	8,600,018	62,400	8,117,723	63,614
Issued in Lieu of Cash Distributions	341,776	2,406	277,829	2,333
Redeemed	(7,617,504)	(55,420)	(8,594,906)	(67,109)
Net Increase (Decrease)—Admiral Shares	1,324,290	9,386	(199,354)	(1,162)
Institutional Shares
Issued	3,413,487	24,671	2,976,818	23,224
Issued in Lieu of Cash Distributions	153,620	1,081	124,124	1,042
Redeemed	(2,516,856)	(18,452)	(3,064,954)	(23,618)
Net Increase (Decrease)—Institutional Shares	1,050,251	7,300	35,988	648
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
26

Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Value Index Fund Investor Shares	9.11%	11.60%	9.59%	$24,984
CRSP U.S. Large Cap Value Index	9.17	11.74	9.75	25,351
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Value Index Fund ETF Shares Net Asset Value	9.26%	11.73%	9.73%	$25,301
Value Index Fund ETF Shares Market Price	9.32	11.75	9.73	25,308
CRSP U.S. Large Cap Value Index	9.17	11.74	9.75	25,351
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

See Financial Highlights for dividend and capital gains information.
27

Value Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Value Index Fund Admiral Shares	9.24%	11.73%	9.72%	$25,295
CRSP U.S. Large Cap Value Index	9.17	11.74	9.75	25,351
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Value Index Fund Institutional Shares	9.26%	11.74%	9.73%	$12,659,524
CRSP U.S. Large Cap Value Index	9.17	11.74	9.75	12,675,626
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	14,710,990
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Value Index Fund ETF Shares Market Price	9.32%	74.25%	153.08%
Value Index Fund ETF Shares Net Asset Value	9.26	74.13	153.01
CRSP U.S. Large Cap Value Index	9.17	74.18	153.51
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
28

Value Index Fund
Fund Allocation
As of December 31, 2023
Basic Materials	2.1%
Consumer Discretionary	7.1
Consumer Staples	9.9
Energy	7.0
Financials	19.2
Health Care	17.7
Industrials	15.5
Real Estate	3.2
Technology	9.2
Telecommunications	3.6
Utilities	5.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
29

Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.1%)
	Freeport-McMoRan Inc.	11,947,733	508,615
	Air Products and Chemicals Inc.	1,851,502	506,941
	Newmont Corp.	9,604,376	397,525
	Nucor Corp.	2,048,456	356,513
	Dow Inc.	5,842,476	320,402
	LyondellBasell Industries NV Class A	2,159,135	205,291
	International Flavors & Fragrances Inc.	2,132,275	172,650
	Celanese Corp.	904,061	140,464
	Avery Dennison Corp.	672,747	136,003
	CF Industries Holdings Inc.	1,595,777	126,864
	International Paper Co.	2,890,379	104,487
	Mosaic Co.	2,730,072	97,546
	Steel Dynamics Inc.	642,025	75,823
	Eastman Chemical Co.	495,471	44,503
	FMC Corp.	521,305	32,868
	Westlake Corp.	133,939	18,746
			3,245,241
Consumer Discretionary (7.0%)
	Walmart Inc.	12,338,831	1,945,217
	Home Depot Inc.	4,147,577	1,437,343
	Lowe's Cos. Inc.	4,792,058	1,066,472
*	Walt Disney Co.	7,624,927	688,455
	Target Corp.	3,847,252	547,926
	General Motors Co.	11,407,893	409,771
	Ford Motor Co.	32,756,588	399,303
	DR Horton Inc.	2,359,857	358,651
	Lennar Corp. Class A	2,143,766	319,507
	Electronic Arts Inc.	2,239,884	306,439
	Dollar General Corp.	1,826,912	248,369
*	Dollar Tree Inc.	1,740,040	247,173
	Delta Air Lines Inc.	5,347,403	215,126
*	Warner Bros Discovery Inc.	18,269,110	207,902
	eBay Inc.	4,317,313	188,321
	PulteGroup Inc.	1,793,755	185,151
*	NVR Inc.	25,182	176,285
	Darden Restaurants Inc.	1,004,826	165,093
		Shares	Market Value• ($000)
	Garmin Ltd.	1,278,855	164,384
	Genuine Parts Co.	1,165,559	161,430
*	Carnival Corp.	8,415,152	156,017
	Southwest Airlines Co.	4,979,017	143,794
	Omnicom Group Inc.	1,644,407	142,258
*,1	Rivian Automotive Inc. Class A	5,487,366	128,734
	Best Buy Co. Inc.	1,626,227	127,301
*	Royal Caribbean Cruises Ltd.	909,621	117,787
*	United Airlines Holdings Inc.	2,728,513	112,578
	LKQ Corp.	2,235,300	106,825
	News Corp. Class A	4,146,895	101,806
*	MGM Resorts International	2,139,930	95,612
	Fox Corp. Class A	2,127,112	63,111
	Interpublic Group of Cos. Inc.	1,600,067	52,226
*	CarMax Inc.	663,035	50,881
	Pool Corp.	76,759	30,605
[1]	Paramount Global Class B	1,939,442	28,684
	Fox Corp. Class B	1,014,642	28,055
	Endeavor Group Holdings Inc. Class A	1,129,648	26,807
[1]	Sirius XM Holdings Inc.	4,812,633	26,325
*,1	Lucid Group Inc.	1,917,142	8,071
[1]	Paramount Global Class A	114,903	2,259
	Lennar Corp. Class B	15,602	2,091
	News Corp. Class B	27,910	718
	BorgWarner Inc. (XNYS)	25	1
			10,990,864
Consumer Staples (9.8%)
	Procter & Gamble Co.	19,644,407	2,878,691
	PepsiCo Inc.	11,458,231	1,946,066
	Coca-Cola Co.	32,429,819	1,911,089
	Philip Morris International Inc.	12,934,812	1,216,907
	CVS Health Corp.	10,725,705	846,902
	Mondelez International Inc. Class A	11,339,461	821,317
	Altria Group Inc.	14,733,824	594,362
	McKesson Corp.	1,109,236	513,554
30

Value Index Fund
		Shares	Market Value• ($000)
	Kimberly-Clark Corp.	2,815,996	342,172
	Archer-Daniels-Midland Co.	4,444,409	320,975
	General Mills Inc.	4,842,878	315,465
	Constellation Brands Inc. Class A	1,300,149	314,311
	Kenvue Inc.	14,356,696	309,100
	Sysco Corp.	4,202,470	307,327
	Cencora Inc.	1,412,000	289,997
	Corteva Inc.	5,870,969	281,337
	Colgate-Palmolive Co.	3,427,948	273,242
	Keurig Dr Pepper Inc.	8,152,040	271,626
	Kraft Heinz Co.	6,637,608	245,459
	Kroger Co.	4,390,071	200,670
	Walgreens Boots Alliance Inc.	5,773,300	150,741
	Clorox Co.	1,030,853	146,989
	McCormick & Co. Inc.	2,099,283	143,633
	Tyson Foods Inc. Class A	2,382,980	128,085
	Kellanova	2,289,683	128,016
	Conagra Brands Inc.	3,718,110	106,561
	J M Smucker Co.	842,249	106,443
	Hormel Foods Corp.	2,283,765	73,332
	Campbell Soup Co.	1,616,329	69,874
	Albertsons Cos. Inc. Class A	2,645,577	60,848
	Molson Coors Beverage Co. Class B	755,627	46,252
			15,361,343
Energy (7.0%)
	Exxon Mobil Corp.	33,386,845	3,338,017
	Chevron Corp.	14,945,889	2,229,329
	ConocoPhillips	9,895,718	1,148,596
	EOG Resources Inc.	4,859,684	587,779
	Phillips 66	3,666,406	488,145
	Marathon Petroleum Corp.	3,163,969	469,406
	Valero Energy Corp.	2,837,158	368,831
	Williams Cos. Inc.	10,137,012	353,072
	ONEOK Inc.	4,852,882	340,769
	Occidental Petroleum Corp.	5,500,319	328,424
	Schlumberger NV	5,926,046	308,391
	Kinder Morgan Inc.	15,735,520	277,575
	Devon Energy Corp.	5,334,852	241,669
	Baker Hughes Co.	4,201,530	143,608
	Halliburton Co.	3,363,955	121,607
	Marathon Oil Corp.	4,888,313	118,102
			10,863,320
Financials (19.2%)
*	Berkshire Hathaway Inc. Class B	15,217,473	5,427,464
	JPMorgan Chase & Co.	24,094,438	4,098,464
	Bank of America Corp.	56,063,000	1,887,641
	Wells Fargo & Co.	30,268,247	1,489,803
	Morgan Stanley	10,258,608	956,615
	Goldman Sachs Group Inc.	2,467,503	951,889
	BlackRock Inc.	1,115,830	905,831
	Charles Schwab Corp.	11,811,681	812,644
		Shares	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	4,108,930	778,519
	Progressive Corp.	4,875,436	776,559
	Citigroup Inc.	14,953,711	769,219
	Chubb Ltd.	3,399,830	768,362
	CME Group Inc.	3,000,266	631,856
	Intercontinental Exchange Inc.	4,770,046	612,617
	US Bancorp	12,227,222	529,194
	PNC Financial Services Group Inc.	3,320,642	514,201
	KKR & Co. Inc.	5,530,308	458,186
	Truist Financial Corp.	11,115,666	410,390
	Arthur J Gallagher & Co.	1,798,514	404,450
	Aflac Inc.	4,869,670	401,748
	American International Group Inc.	5,848,826	396,258
	Travelers Cos. Inc.	1,903,050	362,512
	Bank of New York Mellon Corp.	6,407,348	333,502
	Ameriprise Financial Inc.	843,056	320,218
	Prudential Financial Inc.	3,007,660	311,924
	MetLife Inc.	4,624,741	305,834
	Allstate Corp.	2,180,070	305,166
	Discover Financial Services	2,081,346	233,943
*	Arch Capital Group Ltd.	2,950,378	219,125
	Willis Towers Watson plc	859,155	207,228
	Hartford Financial Services Group Inc.	2,502,110	201,120
	T Rowe Price Group Inc.	1,859,233	200,221
	Fifth Third Bancorp	5,667,274	195,464
	Nasdaq Inc.	3,358,913	195,287
	M&T Bank Corp.	1,380,831	189,284
	State Street Corp.	2,438,454	188,883
	Raymond James Financial Inc.	1,568,230	174,858
	Cboe Global Markets Inc.	881,317	157,368
	Principal Financial Group Inc.	1,981,816	155,909
	Huntington Bancshares Inc.	12,097,196	153,876
	Regions Financial Corp.	7,729,317	149,794
*	Markel Group Inc.	104,895	148,940
	Northern Trust Corp.	1,633,703	137,852
	Cincinnati Financial Corp.	1,310,609	135,596
	Everest Group Ltd.	362,372	128,127
	Citizens Financial Group Inc.	3,677,222	121,863
	W R Berkley Corp.	1,615,346	114,237
	KeyCorp.	7,822,410	112,643
	Fidelity National Financial Inc.	2,159,323	110,169
	Loews Corp.	1,490,905	103,752
	Franklin Resources Inc.	2,271,802	67,677
	Globe Life Inc.	373,107	45,415

31

Value Index Fund
		Shares	Market Value• ($000)
	Corebridge Financial Inc.	1,837,147	39,793
	Interactive Brokers Group Inc. Class A	424,482	35,190
*	Berkshire Hathaway Inc. Class A	52	28,217
*,1	Rocket Cos. Inc. Class A	1,056,553	15,299
	Annaly Capital Management Inc.	50	1
			29,888,197
Health Care (17.7%)
	UnitedHealth Group Inc.	7,708,539	4,058,315
	Johnson & Johnson	20,062,329	3,144,569
	Merck & Co. Inc.	21,118,349	2,302,322
	AbbVie Inc.	14,714,220	2,280,263
	Abbott Laboratories	14,468,487	1,592,546
	Pfizer Inc.	47,056,024	1,354,743
	Amgen Inc.	4,460,073	1,284,590
	Danaher Corp.	5,540,936	1,281,840
	Elevance Health Inc.	1,958,296	923,454
	Medtronic plc	11,085,341	913,210
	Bristol-Myers Squibb Co.	16,956,669	870,047
	Thermo Fisher Scientific Inc.	1,609,347	854,225
	Gilead Sciences Inc.	10,384,342	841,236
*	Regeneron Pharmaceuticals Inc.	848,098	744,876
	Cigna Group	2,438,726	730,276
	Becton Dickinson & Co.	2,420,096	590,092
	Humana Inc.	1,026,045	469,734
	HCA Healthcare Inc.	1,673,083	452,870
*	Centene Corp.	4,451,597	330,353
*	Biogen Inc.	1,207,139	312,371
	GE Healthcare Inc.	3,221,704	249,102
	Zimmer Biomet Holdings Inc.	1,738,981	211,634
	Cardinal Health Inc.	2,051,077	206,749
*	IQVIA Holdings Inc.	761,837	176,274
*	Molina Healthcare Inc.	487,061	175,980
	Baxter International Inc.	4,217,325	163,042
	Laboratory Corp. of America Holdings	705,667	160,391
*	Hologic Inc.	2,004,652	143,232
*	Avantor Inc.	5,649,232	128,972
	Quest Diagnostics Inc.	933,420	128,700
	Revvity Inc.	1,030,826	112,680
	Viatris Inc.	10,020,671	108,524
	STERIS plc	412,695	90,731
	Royalty Pharma plc Class A	3,159,359	88,746
	Teleflex Inc.	196,426	48,977
*	Henry Schein Inc.	545,780	41,321
*	Bio-Rad Laboratories Inc. Class A	85,390	27,572
			27,594,559
Industrials (15.5%)
	Caterpillar Inc.	4,242,513	1,254,384
	Union Pacific Corp.	5,080,118	1,247,779
		Shares	Market Value• ($000)
	General Electric Co.	9,068,929	1,157,467
	Honeywell International Inc.	5,493,619	1,152,067
	RTX Corp.	11,981,811	1,008,150
	United Parcel Service Inc. Class B (XNYS)	6,027,346	947,680
	Lockheed Martin Corp.	2,067,521	937,083
	Deere & Co.	2,160,060	863,743
	American Express Co.	4,554,646	853,267
	Eaton Corp. plc	3,327,101	801,232
	Illinois Tool Works Inc.	2,382,686	624,121
	CSX Corp.	16,464,239	570,815
*	PayPal Holdings Inc.	8,981,219	551,537
	General Dynamics Corp.	2,046,383	531,384
	Northrop Grumman Corp.	1,130,771	529,359
	3M Co.	4,601,580	503,045
	Parker-Hannifin Corp.	1,070,393	493,130
	FedEx Corp.	1,884,993	476,847
	Trane Technologies plc	1,896,343	462,518
	Emerson Electric Co.	4,750,380	462,355
	Norfolk Southern Corp.	1,884,155	445,377
	PACCAR Inc.	4,359,190	425,675
	Carrier Global Corp.	6,992,079	401,695
	Capital One Financial Corp.	3,013,965	395,191
	L3Harris Technologies Inc.	1,578,713	332,509
*	Fiserv Inc.	2,497,095	331,714
	United Rentals Inc.	564,717	323,820
	Johnson Controls International plc	5,504,808	317,297
	AMETEK Inc.	1,922,471	316,996
	Ferguson plc	1,628,237	314,364
	Otis Worldwide Corp.	3,409,622	305,059
	PPG Industries Inc.	1,963,857	293,695
	Cummins Inc.	1,180,725	282,866
	Global Payments Inc.	2,167,577	275,282
	Ingersoll Rand Inc. (XYNS)	3,370,946	260,709
	DuPont de Nemours Inc.	3,221,595	247,837
*	Keysight Technologies Inc.	1,453,201	231,190
	Xylem Inc.	2,006,698	229,486
	Fidelity National Information Services Inc.	3,782,436	227,211
	Fortive Corp.	2,924,723	215,347
	Westinghouse Air Brake Technologies Corp.	1,490,427	189,135
	Dover Corp.	1,168,606	179,743
*	FleetCor Technologies Inc.	572,390	161,763
	Expeditors International of Washington Inc.	1,214,379	154,469
	Ball Corp.	2,620,371	150,724
	Jacobs Solutions Inc.	1,052,602	136,628
	Synchrony Financial	3,455,203	131,954
	Textron Inc.	1,637,121	131,657

32

Value Index Fund
		Shares	Market Value• ($000)
	Martin Marietta Materials Inc.	257,840	128,639
	Snap-on Inc.	440,917	127,354
	Stanley Black & Decker Inc.	1,280,693	125,636
	Masco Corp.	1,875,570	125,626
	Packaging Corp. of America	748,678	121,967
*	Zebra Technologies Corp. Class A	429,016	117,263
	TransUnion	1,617,957	111,170
*	Trimble Inc.	2,078,218	110,561
	Howmet Aerospace Inc.	1,719,880	93,080
	Veralto Corp.	977,086	80,375
	Hubbell Inc.	223,914	73,652
	Crown Holdings Inc.	504,268	46,438
	CH Robinson Worldwide Inc.	463,224	40,018
			24,139,135
Real Estate (3.2%)
	Prologis Inc.	7,699,291	1,026,315
	Crown Castle Inc.	3,614,173	416,317
	Simon Property Group Inc.	2,583,132	368,458
	Digital Realty Trust Inc.	2,523,524	339,616
	Extra Space Storage Inc.	1,759,609	282,118
	VICI Properties Inc.	8,615,323	274,656
*	CBRE Group Inc. Class A	2,409,964	224,344
	AvalonBay Communities Inc.	1,181,976	221,290
	Weyerhaeuser Co.	6,074,385	211,206
	Equity Residential	3,000,384	183,503
	Alexandria Real Estate Equities Inc.	1,445,591	183,258
	Realty Income Corp.	3,021,946	173,520
	Iron Mountain Inc.	2,439,119	170,690
	Ventas Inc.	3,345,178	166,724
	Essex Property Trust Inc.	532,956	132,141
	Mid-America Apartment Communities Inc.	974,532	131,036
	WP Carey Inc.	1,826,293	118,362
	UDR Inc.	2,747,639	105,207
	Invitation Homes Inc.	2,555,322	87,162
	Host Hotels & Resorts Inc.	2,945,922	57,357
	Regency Centers Corp.	771,097	51,663
	Healthpeak Properties Inc.	2,286,450	45,272
	Camden Property Trust	223,100	22,152
*	Zillow Group Inc. Class C	321,759	18,617
*	Zillow Group Inc. Class A	82,341	4,670
	Boston Properties Inc.	15	1
		Shares	Market Value• ($000)
	NET Lease Office Properties	1	—
			5,015,655
Technology (9.2%)
	Broadcom Inc.	3,698,330	4,128,261
	Intel Corp.	35,134,069	1,765,487
	Oracle Corp.	13,696,523	1,444,025
	QUALCOMM Inc.	9,274,559	1,341,380
	International Business Machines Corp.	7,608,813	1,244,421
	Analog Devices Inc.	4,134,606	820,967
	Micron Technology Inc.	9,149,113	780,785
	TE Connectivity Ltd.	2,588,104	363,629
	Cognizant Technology Solutions Corp. Class A	4,176,102	315,421
	CDW Corp.	1,115,416	253,556
	HP Inc.	7,399,214	222,642
	Corning Inc.	6,414,070	195,309
	Hewlett Packard Enterprise Co.	10,713,846	181,921
	Dell Technologies Inc. Class C	2,123,736	162,466
	NetApp Inc.	1,743,500	153,707
*	ON Semiconductor Corp.	1,798,771	150,251
	Skyworks Solutions Inc.	1,335,842	150,175
*	Akamai Technologies Inc.	1,259,496	149,061
*	Western Digital Corp.	2,708,076	141,822
	SS&C Technologies Holdings Inc.	1,757,354	107,392
	Gen Digital Inc. (XNGS)	4,548,898	103,806
	Seagate Technology Holdings plc	829,871	70,846
	Leidos Holdings Inc.	574,274	62,159
*	Qorvo Inc.	406,792	45,809
			14,355,298
Telecommunications (3.6%)
	Cisco Systems Inc.	30,477,940	1,539,746
	Comcast Corp. Class A	33,462,480	1,467,330
	Verizon Communications Inc.	31,532,920	1,188,791
	AT&T Inc.	59,587,750	999,882
	Motorola Solutions Inc.	690,653	216,237
*	Charter Communications Inc. Class A	401,413	156,021
			5,568,007
Utilities (5.4%)
	NextEra Energy Inc.	16,864,519	1,024,351
	Southern Co.	9,096,359	637,837
	Duke Energy Corp.	6,425,489	623,529
	Waste Management Inc.	3,356,260	601,106
	Sempra	5,241,547	391,701
*	PG&E Corp.	21,195,259	382,150
	American Electric Power Co. Inc.	4,291,613	348,565
	Dominion Energy Inc.	6,971,608	327,666

33

Value Index Fund
	Shares	Market Value• ($000)
Constellation Energy Corp.	2,661,094	311,055
Exelon Corp.	8,280,879	297,284
Xcel Energy Inc.	4,595,368	284,499
Republic Services Inc.	1,703,041	280,848
Consolidated Edison Inc.	2,871,187	261,192
Public Service Enterprise Group Inc.	4,155,819	254,128
Edison International	3,193,216	228,283
WEC Energy Group Inc.	2,625,459	220,985
American Water Works Co. Inc.	1,620,950	213,949
Eversource Energy	2,903,479	179,203
Entergy Corp.	1,766,192	178,721
FirstEnergy Corp.	4,553,096	166,916
PPL Corp.	6,155,782	166,822
DTE Energy Co.	1,463,249	161,338
Ameren Corp.	2,192,571	158,611
CenterPoint Energy Inc.	5,257,899	150,218
CMS Energy Corp.	2,436,605	141,494
Alliant Energy Corp.	2,111,006	108,295
AES Corp.	5,593,101	107,667
Evergy Inc.	1,917,568	100,097
NiSource Inc.	3,735,412	99,175
Vistra Corp.	1,492,501	57,491
Avangrid Inc.	648,504	21,018
		8,486,194
Total Common Stocks (Cost $122,266,469)		155,507,813
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 5.435% (Cost $244,904)	2,449,629	244,914
Total Investments (99.9%) (Cost $122,511,373)			155,752,727
Other Assets and Liabilities—Net (0.1%)			137,546
Net Assets (100%)			155,890,273
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $40,620,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $45,367,000 was received for securities on loan, of which $45,356,000 is held in Vanguard Market Liquidity Fund and $11,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	605	145,805	637
34

Value Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/29/25	BANA	10,288	(5.931)	—	(44)
Conagra Brands Inc.	8/30/24	BANA	7,882	(5.331)	63	—
Ferguson plc	8/30/24	BANA	13,129	(5.331)	4	—
Fidelity National Information Services Inc.	8/30/24	BANA	30,035	(5.978)	152	—
Fidelity National Information Services Inc.	8/30/24	BANA	21,024	(5.977)	—	(65)
Fidelity National Information Services Inc.	8/30/24	BANA	18,021	(5.881)	72	—
Goldman Sachs Group Inc.	8/29/25	BANA	96,442	(6.031)	273	—
Johnson Controls International plc	8/30/24	BANA	9,395	(5.331)	23	—
Kroger Co.	1/31/24	GSI	44,110	(5.324)	1,522	—
Rivian Automotive Inc.	8/30/24	BANA	10,088	(5.331)	—	(31)
Rivian Automotive Inc.	8/30/24	BANA	10,088	(5.331)	—	(31)
US Bancorp	8/30/24	BANA	32,460	(5.331)	245	—
					2,354	(171)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $29,611,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $122,266,469)	155,507,813
Affiliated Issuers (Cost $244,904)	244,914
Total Investments in Securities	155,752,727
Investment in Vanguard	4,921
Cash	11
Cash Collateral Pledged—Futures Contracts	6,610
Receivables for Investment Securities Sold	25,560
Receivables for Accrued Income	219,948
Receivables for Capital Shares Issued	42,273
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,354
Total Assets	156,054,404
Liabilities
Due to Custodian	137
Payables for Investment Securities Purchased	1,691
Collateral for Securities on Loan	45,367
Payables for Capital Shares Redeemed	113,550
Payables to Vanguard	2,875
Variation Margin Payable—Futures Contracts	340
Unrealized Depreciation—Over-the-Counter Swap Contracts	171
Total Liabilities	164,131
Net Assets	155,890,273
1 Includes $40,620,000 of securities on loan.
36

Value Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	130,477,847
Total Distributable Earnings (Loss)	25,412,426
Net Assets	155,890,273

Investor Shares—Net Assets
Applicable to 2,527,233 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	147,363
Net Asset Value Per Share—Investor Shares	$58.31

ETF Shares—Net Assets
Applicable to 709,721,806 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	106,042,468
Net Asset Value Per Share—ETF Shares	$149.41

Admiral Shares—Net Assets
Applicable to 575,028,549 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,517,529
Net Asset Value Per Share—Admiral Shares	$58.29

Institutional Shares—Net Assets
Applicable to 277,647,560 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,182,913
Net Asset Value Per Share—Institutional Shares	$58.29

See accompanying Notes, which are an integral part of the Financial Statements.
37

Value Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends	3,914,658
Interest[1]	10,448
Securities Lending—Net	6,668
Total Income	3,931,774
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,296
Management and Administrative—Investor Shares	280
Management and Administrative—ETF Shares	30,152
Management and Administrative—Admiral Shares	13,147
Management and Administrative—Institutional Shares	5,222
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—ETF Shares	4,773
Marketing and Distribution—Admiral Shares	1,632
Marketing and Distribution—Institutional Shares	524
Custodian Fees	1,010
Auditing Fees	33
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	2,203
Shareholders’ Reports—Admiral Shares	301
Shareholders’ Reports—Institutional Shares	130
Trustees’ Fees and Expenses	88
Other Expenses	22
Total Expenses	62,826
Expenses Paid Indirectly	(36)
Net Expenses	62,790
Net Investment Income	3,868,984
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	5,137,419
Futures Contracts	35,800
Swap Contracts	20,443
Realized Net Gain (Loss)	5,193,662
38

Value Index Fund
Statement of Operations (continued)
Year Ended December 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,917,911
Futures Contracts	696
Swap Contracts	819
Change in Unrealized Appreciation (Depreciation)	3,919,426
Net Increase (Decrease) in Net Assets Resulting from Operations	12,982,072
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,925,000, $119,000, less than $1,000, and ($17,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $7,972,904,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,868,984	3,671,256
Realized Net Gain (Loss)	5,193,662	6,671,995
Change in Unrealized Appreciation (Depreciation)	3,919,426	(13,304,884)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,982,072	(2,961,633)
Distributions
Investor Shares	(4,056)	(5,847)
ETF Shares	(2,609,981)	(2,511,165)
Admiral Shares	(824,747)	(791,346)
Institutional Shares	(406,537)	(393,370)
Total Distributions	(3,845,321)	(3,701,728)
Capital Share Transactions
Investor Shares	(93,887)	(19,293)
ETF Shares	438,660	11,181,843
Admiral Shares	(580,686)	1,778,634
Institutional Shares	(1,225,419)	1,710,922
Net Increase (Decrease) from Capital Share Transactions	(1,461,332)	14,652,106
Total Increase (Decrease)	7,675,419	7,988,745
Net Assets
Beginning of Period	148,214,854	140,226,109
End of Period	155,890,273	148,214,854

See accompanying Notes, which are an integral part of the Financial Statements.
40

Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$54.78	$57.39	$46.43	$46.78	$38.18
Investment Operations
Net Investment Income[1]	1.332	1.301	1.177	1.142	1.093
Net Realized and Unrealized Gain (Loss) on Investments	3.557	(2.604)	10.945	(.362)	8.623
Total from Investment Operations	4.889	(1.303)	12.122	.780	9.716
Distributions
Dividends from Net Investment Income	(1.359)	(1.307)	(1.162)	(1.130)	(1.116)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.359)	(1.307)	(1.162)	(1.130)	(1.116)
Net Asset Value, End of Period	$58.31	$54.78	$57.39	$46.43	$46.78
Total Return[2]	9.11%	-2.18%	26.31%	2.18%	25.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$147	$233	$264	$273	$328
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.43%	2.38%	2.22%	2.75%	2.58%
Portfolio Turnover Rate[4]	10%	5%	9%	10%	12%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
41

Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$140.37	$147.08	$118.98	$119.90	$97.84
Investment Operations
Net Investment Income[1]	3.677	3.529	3.212	3.055	3.046
Net Realized and Unrealized Gain (Loss) on Investments	9.034	(6.707)	28.045	(.935)	22.014
Total from Investment Operations	12.711	(3.178)	31.257	2.120	25.060
Distributions
Dividends from Net Investment Income	(3.671)	(3.532)	(3.157)	(3.040)	(3.000)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.671)	(3.532)	(3.157)	(3.040)	(3.000)
Net Asset Value, End of Period	$149.41	$140.37	$147.08	$118.98	$119.90
Total Return	9.26%	-2.05%	26.47%	2.23%	25.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$106,042	$99,459	$92,776	$61,580	$55,909
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.52%	2.35%	2.87%	2.76%
Portfolio Turnover Rate[3]	10%	5%	9%	10%	12%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements were 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
42

Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$54.76	$57.38	$46.41	$46.77	$38.17
Investment Operations
Net Investment Income[1]	1.427	1.370	1.245	1.188	1.185
Net Realized and Unrealized Gain (Loss) on Investments	3.529	(2.618)	10.951	(.367)	8.581
Total from Investment Operations	4.956	(1.248)	12.196	.821	9.766
Distributions
Dividends from Net Investment Income	(1.426)	(1.372)	(1.226)	(1.181)	(1.166)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.426)	(1.372)	(1.226)	(1.181)	(1.166)
Net Asset Value, End of Period	$58.29	$54.76	$57.38	$46.41	$46.77
Total Return[2]	9.24%	-2.08%	26.49%	2.29%	25.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,518	$32,071	$31,741	$22,486	$22,414
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.51%	2.34%	2.86%	2.75%
Portfolio Turnover Rate[4]	10%	5%	9%	10%	12%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
43

Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$54.76	$57.37	$46.41	$46.77	$38.17
Investment Operations
Net Investment Income[1]	1.429	1.377	1.250	1.193	1.189
Net Realized and Unrealized Gain (Loss) on Investments	3.533	(2.609)	10.941	(.368)	8.581
Total from Investment Operations	4.962	(1.232)	12.191	.825	9.770
Distributions
Dividends from Net Investment Income	(1.432)	(1.378)	(1.231)	(1.185)	(1.170)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.432)	(1.378)	(1.231)	(1.185)	(1.170)
Net Asset Value, End of Period	$58.29	$54.76	$57.37	$46.41	$46.77
Total Return	9.26%	-2.05%	26.48%	2.30%	25.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,183	$16,452	$15,446	$12,579	$12,481
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.52%	2.35%	2.87%	2.76%
Portfolio Turnover Rate[3]	10%	5%	9%	10%	12%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
44

Value Index Fund
Notes to Financial Statements
Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in
45

Value Index Fund
respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
46

Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
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Value Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $4,921,000, representing less than 0.01% of the fund’s net assets and 1.97% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $36,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
48

Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	155,507,813	—	—	155,507,813
Temporary Cash Investments	244,914	—	—	244,914
Total	155,752,727	—	—	155,752,727
Derivative Financial Instruments
Assets
Futures Contracts[1]	637	—	—	637
Swap Contracts	—	2,354	—	2,354
Total	637	2,354	—	2,991
Liabilities
Swap Contracts	—	171	—	171
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, corporate actions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	7,968,653
Total Distributable Earnings (Loss)	(7,968,653)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
49

Value Index Fund
Amount ($000)
Undistributed Ordinary Income	206,502
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	33,131,978
Capital Loss Carryforwards	(7,926,054)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	25,412,426
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	3,845,321	3,701,728
Long-Term Capital Gains	—	—
Total	3,845,321	3,701,728
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	122,620,748
Gross Unrealized Appreciation	38,476,906
Gross Unrealized Depreciation	(5,344,928)
Net Unrealized Appreciation (Depreciation)	33,131,978
F.	During the year ended December 31, 2023, the fund purchased $32,222,136,000 of investment securities and sold $33,611,248,000 of investment securities, other than temporary cash investments. Purchases and sales include $16,881,532,000 and $17,707,243,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $4,103,662,000 and sales were $2,665,026,000, resulting in net realized loss of $906,174,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
50

Value Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	15,265	279	52,300	945
Issued in Lieu of Cash Distributions	4,056	74	5,847	110
Redeemed	(113,208)	(2,078)	(77,440)	(1,404)
Net Increase (Decrease)—Investor Shares	(93,887)	(1,725)	(19,293)	(349)
ETF Shares
Issued	17,753,209	125,354	28,097,278	198,864
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(17,314,549)	(124,175)	(16,915,435)	(121,125)
Net Increase (Decrease)—ETF Shares	438,660	1,179	11,181,843	77,739
Admiral Shares
Issued	4,041,652	73,435	6,740,145	122,919
Issued in Lieu of Cash Distributions	718,875	13,124	691,593	13,000
Redeemed	(5,341,213)	(97,180)	(5,653,104)	(103,475)
Net Increase (Decrease)—Admiral Shares	(580,686)	(10,621)	1,778,634	32,444
Institutional Shares
Issued	2,550,479	46,217	3,365,017	61,474
Issued in Lieu of Cash Distributions	394,481	7,209	379,225	7,126
Redeemed	(4,170,379)	(76,228)	(2,033,320)	(37,361)
Net Increase (Decrease)—Institutional Shares	(1,225,419)	(22,802)	1,710,922	31,239
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
51

Large-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Large-Cap Index Fund Investor Shares	27.12%	15.46%	11.77%	$30,416
CRSP U.S. Large Cap Index	27.28	15.64	11.95	30,923
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Large-Cap Index Fund ETF Shares Net Asset Value	27.29%	15.60%	11.91%	$30,807
Large-Cap Index Fund ETF Shares Market Price	27.38	15.62	11.92	30,825
CRSP U.S. Large Cap Index	27.28	15.64	11.95	30,923
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

See Financial Highlights for dividend and capital gains information.
52

Large-Cap Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Large-Cap Index Fund Admiral Shares	27.28%	15.60%	11.90%	$30,788
CRSP U.S. Large Cap Index	27.28	15.64	11.95	30,923
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	29,422

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Large-Cap Index Fund Institutional Shares	27.28%	15.61%	11.91%	$15,409,788
CRSP U.S. Large Cap Index	27.28	15.64	11.95	15,461,439
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.06	15.05	11.40	14,710,990
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Large-Cap Index Fund ETF Shares Market Price	27.38%	106.60%	208.25%
Large-Cap Index Fund ETF Shares Net Asset Value	27.29	106.45	208.07
CRSP U.S. Large Cap Index	27.28	106.78	209.23
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
53

Large-Cap Index Fund
Fund Allocation
As of December 31, 2023
Basic Materials	1.7%
Consumer Discretionary	14.3
Consumer Staples	4.9
Energy	3.9
Financials	10.3
Health Care	12.0
Industrials	11.9
Real Estate	2.4
Technology	33.8
Telecommunications	2.2
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
54

Large-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.7%)
	Linde plc	541,447	222,378
	Freeport-McMoRan Inc.	1,601,250	68,165
	Air Products and Chemicals Inc.	248,126	67,937
	Ecolab Inc.	286,558	56,839
	Newmont Corp.	1,286,322	53,241
	Nucor Corp.	274,517	47,777
	Dow Inc.	783,222	42,952
	Fastenal Co.	638,086	41,329
	LyondellBasell Industries NV Class A	289,770	27,551
	International Flavors & Fragrances Inc.	285,070	23,082
	Albemarle Corp.	131,046	18,933
	Celanese Corp.	121,552	18,886
	Avery Dennison Corp.	89,958	18,186
	CF Industries Holdings Inc.	213,350	16,961
	International Paper Co.	386,445	13,970
	Mosaic Co.	364,996	13,041
	Steel Dynamics Inc.	85,848	10,139
	Eastman Chemical Co.	66,138	5,940
	FMC Corp.	69,765	4,399
	Westlake Corp.	17,828	2,495
			774,201
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	10,385,417	1,577,960
*	Tesla Inc.	3,017,241	749,724
	Home Depot Inc.	1,111,348	385,138
	Costco Wholesale Corp.	494,380	326,330
	Walmart Inc.	1,652,993	260,594
	McDonald's Corp.	809,926	240,151
*	Netflix Inc.	488,743	237,959
	Walt Disney Co.	2,043,792	184,534
	NIKE Inc. Class B	1,366,784	148,392
	Lowe's Cos. Inc.	642,072	142,893
*	Booking Holdings Inc.	38,962	138,207
*	Uber Technologies Inc.	2,182,975	134,406
	Starbucks Corp.	1,269,284	121,864
	TJX Cos. Inc.	1,277,487	119,841
	Target Corp.	515,510	73,419
*	Chipotle Mexican Grill Inc.	30,649	70,093
		Shares	Market Value• ($000)
*	Lululemon Athletica Inc.	128,813	65,861
	Marriott International Inc. Class A	278,764	62,864
*	O'Reilly Automotive Inc.	66,061	62,763
*	Airbnb Inc. Class A	412,693	56,184
	General Motors Co.	1,529,130	54,926
	Ford Motor Co.	4,390,604	53,522
	Ross Stores Inc.	378,133	52,330
	Hilton Worldwide Holdings Inc.	286,365	52,144
*	AutoZone Inc.	19,686	50,900
	DR Horton Inc.	316,266	48,066
*	Copart Inc.	965,023	47,286
	Lennar Corp. Class A	280,835	41,856
	Electronic Arts Inc.	300,310	41,085
	Yum! Brands Inc.	313,006	40,897
	Estee Lauder Cos. Inc. Class A	246,407	36,037
*	Trade Desk Inc. Class A	498,343	35,861
	Dollar General Corp.	245,072	33,318
*	Dollar Tree Inc.	233,389	33,153
*	Royal Caribbean Cruises Ltd.	243,206	31,493
*	Take-Two Interactive Software Inc.	189,897	30,564
	Delta Air Lines Inc.	718,498	28,905
*	Aptiv plc	315,867	28,340
*	Warner Bros Discovery Inc.	2,450,824	27,890
*	Ulta Beauty Inc.	54,972	26,936
	Tractor Supply Co.	120,728	25,960
	eBay Inc.	579,581	25,281
*	Roblox Corp. Class A	544,476	24,893
	PulteGroup Inc.	240,740	24,849
*	NVR Inc.	3,369	23,585
*	Expedia Group Inc.	148,890	22,600
	Darden Restaurants Inc.	134,346	22,073
	Garmin Ltd.	170,940	21,973
	Genuine Parts Co.	156,561	21,684
	Las Vegas Sands Corp.	426,833	21,004
*	Carnival Corp.	1,125,039	20,858
*	Rivian Automotive Inc. Class A	848,514	19,906
	Southwest Airlines Co.	665,682	19,225
	Omnicom Group Inc.	221,047	19,123
	Best Buy Co. Inc.	218,641	17,115
55

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Live Nation Entertainment Inc.	180,063	16,854
	Domino's Pizza Inc.	38,952	16,057
*	United Airlines Holdings Inc.	364,790	15,051
	LKQ Corp.	298,820	14,281
	Rollins Inc.	324,366	14,165
*	Burlington Stores Inc.	72,130	14,028
*	MGM Resorts International	286,093	12,783
	News Corp. Class A	411,294	10,097
	Fox Corp. Class A	285,563	8,473
	Pool Corp.	20,514	8,179
	Interpublic Group of Cos. Inc.	213,655	6,974
*	CarMax Inc.	88,712	6,808
	Warner Music Group Corp. Class A	139,067	4,977
	Paramount Global Class B	271,217	4,011
	Fox Corp. Class B	134,373	3,715
	News Corp. Class B	141,582	3,642
	Endeavor Group Holdings Inc. Class A	151,031	3,584
[1]	Sirius XM Holdings Inc.	642,896	3,517
*,1	Lucid Group Inc.	512,119	2,156
*	Chewy Inc. Class A	57,055	1,348
	Lennar Corp. Class B	9,780	1,311
[1]	Paramount Global Class A	6,125	120
			6,456,946
Consumer Staples (4.9%)
	Procter & Gamble Co.	2,631,728	385,653
	PepsiCo Inc.	1,535,148	260,730
	Coca-Cola Co.	4,344,711	256,034
	Philip Morris International Inc.	1,733,441	163,082
	CVS Health Corp.	1,437,012	113,466
	Mondelez International Inc. Class A	1,519,607	110,065
	Altria Group Inc.	1,975,282	79,683
	Colgate-Palmolive Co.	919,331	73,280
	McKesson Corp.	148,589	68,794
*	Monster Beverage Corp.	813,297	46,854
	Kimberly-Clark Corp.	377,360	45,853
	Archer-Daniels-Midland Co.	595,634	43,017
	General Mills Inc.	649,060	42,280
	Constellation Brands Inc. Class A	174,336	42,146
	Kenvue Inc.	1,924,352	41,431
	Sysco Corp.	563,245	41,190
	Cencora Inc.	189,304	38,879
	Corteva Inc.	787,107	37,718
	Keurig Dr Pepper Inc.	1,092,953	36,417
	Kroger Co.	722,888	33,043
	Kraft Heinz Co.	890,201	32,920
	Hershey Co.	167,372	31,205
	Church & Dwight Co. Inc.	275,131	26,016
		Shares	Market Value• ($000)
	Walgreens Boots Alliance Inc.	771,849	20,153
	Clorox Co.	138,534	19,754
	Brown-Forman Corp. Class B	342,420	19,552
	McCormick & Co. Inc.	280,638	19,201
	Tyson Foods Inc. Class A	318,633	17,126
	Kellanova	306,025	17,110
	Conagra Brands Inc.	533,760	15,298
	J M Smucker Co.	112,612	14,232
	Hormel Foods Corp.	305,238	9,801
	Campbell Soup Co.	216,345	9,353
	Lamb Weston Holdings Inc.	80,764	8,730
	Albertsons Cos. Inc. Class A	354,394	8,151
	Molson Coors Beverage Co. Class B	100,975	6,181
	Brown-Forman Corp. Class A	60,618	3,612
			2,238,010
Energy (3.9%)
	Exxon Mobil Corp.	4,473,333	447,244
	Chevron Corp.	2,002,462	298,687
	ConocoPhillips	1,325,908	153,898
	Schlumberger NV	1,589,351	82,710
	EOG Resources Inc.	651,154	78,757
	Phillips 66	491,270	65,408
	Marathon Petroleum Corp.	424,000	62,905
	Pioneer Natural Resources Co.	260,496	58,580
	Valero Energy Corp.	380,168	49,422
	Williams Cos. Inc.	1,358,390	47,313
	ONEOK Inc.	650,263	45,661
	Hess Corp.	308,673	44,498
	Occidental Petroleum Corp.	737,256	44,022
	Cheniere Energy Inc.	252,750	43,147
	Baker Hughes Co.	1,123,410	38,398
	Kinder Morgan Inc.	2,109,603	37,213
	Halliburton Co.	899,748	32,526
	Devon Energy Corp.	715,446	32,410
	Diamondback Energy Inc.	199,842	30,991
	Coterra Energy Inc.	798,428	20,376
*	First Solar Inc.	113,347	19,527
*	Enphase Energy Inc.	144,855	19,141
	Marathon Oil Corp.	653,458	15,788
	EQT Corp.	229,672	8,879
	Texas Pacific Land Corp.	3,430	5,394
			1,782,895
Financials (10.2%)
*	Berkshire Hathaway Inc. Class B	1,961,629	699,635
	JPMorgan Chase & Co.	3,228,211	549,119
	Bank of America Corp.	7,511,106	252,899
	Wells Fargo & Co.	4,055,225	199,598
	S&P Global Inc.	353,746	155,832

56

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Goldman Sachs Group Inc.	364,127	140,469
	Morgan Stanley	1,374,524	128,174
	BlackRock Inc.	149,492	121,358
	Charles Schwab Corp.	1,582,802	108,897
	Citigroup Inc.	2,030,147	104,431
	Marsh & McLennan Cos. Inc.	550,547	104,312
	Progressive Corp.	653,278	104,054
	Blackstone Inc.	793,423	103,875
	Chubb Ltd.	455,540	102,952
	CME Group Inc.	401,946	84,650
	Intercontinental Exchange Inc.	639,068	82,075
	US Bancorp	1,738,666	75,249
	PNC Financial Services Group Inc.	444,817	68,880
	Moody's Corp.	173,686	67,835
	Aon plc Class A (XNYS)	212,388	61,809
	KKR & Co. Inc.	741,155	61,405
	Truist Financial Corp.	1,489,251	54,983
	Arthur J Gallagher & Co.	241,073	54,212
	Aflac Inc.	652,495	53,831
	American International Group Inc.	783,864	53,107
	Travelers Cos. Inc.	255,011	48,577
	MSCI Inc.	83,901	47,459
	Bank of New York Mellon Corp.	858,705	44,696
	Ameriprise Financial Inc.	113,003	42,922
	Prudential Financial Inc.	403,119	41,807
	Apollo Global Management Inc.	443,522	41,332
	MetLife Inc.	619,894	40,994
	Allstate Corp.	292,213	40,904
	Discover Financial Services	279,218	31,384
*	Berkshire Hathaway Inc. Class A	57	30,930
*	Coinbase Global Inc. Class A	171,556	29,837
*	Arch Capital Group Ltd.	395,851	29,400
	Willis Towers Watson plc	115,299	27,810
	Broadridge Financial Solutions Inc.	131,443	27,044
	Hartford Financial Services Group Inc.	335,823	26,993
	T Rowe Price Group Inc.	249,546	26,874
	Fifth Third Bancorp	760,586	26,233
	Nasdaq Inc.	450,959	26,219
	M&T Bank Corp.	185,341	25,406
	State Street Corp.	327,361	25,357
	Raymond James Financial Inc.	209,660	23,377
	Ares Management Corp. Class A	186,525	22,182
	Cboe Global Markets Inc.	117,843	21,042
		Shares	Market Value• ($000)
	Principal Financial Group Inc.	266,248	20,946
	Huntington Bancshares Inc.	1,617,206	20,571
	FactSet Research Systems Inc.	42,387	20,221
	Regions Financial Corp.	1,038,666	20,129
*	Markel Group Inc.	14,022	19,910
	LPL Financial Holdings Inc.	84,442	19,221
	Northern Trust Corp.	219,626	18,532
	Cincinnati Financial Corp.	175,225	18,129
	Everest Group Ltd.	48,446	17,129
	Citizens Financial Group Inc.	494,642	16,392
	W R Berkley Corp.	215,970	15,273
	KeyCorp.	1,045,670	15,058
	Fidelity National Financial Inc.	288,765	14,733
	Loews Corp.	199,379	13,875
	Tradeweb Markets Inc. Class A	128,108	11,642
	Interactive Brokers Group Inc. Class A	113,526	9,411
	Franklin Resources Inc.	303,789	9,050
	Brown & Brown Inc.	127,133	9,040
	Globe Life Inc.	49,854	6,068
	Corebridge Financial Inc.	245,194	5,311
*	Rocket Cos. Inc. Class A	141,337	2,047
			4,645,108
Health Care (12.0%)
	Eli Lilly & Co.	954,031	556,124
	UnitedHealth Group Inc.	1,032,792	543,734
	Johnson & Johnson	2,688,049	421,325
	Merck & Co. Inc.	2,829,587	308,482
	AbbVie Inc.	1,971,456	305,517
	Thermo Fisher Scientific Inc.	431,420	228,993
	Abbott Laboratories	1,938,513	213,372
	Pfizer Inc.	6,304,964	181,520
	Amgen Inc.	597,595	172,119
	Danaher Corp.	742,565	171,785
*	Intuitive Surgical Inc.	393,133	132,627
	Elevance Health Inc.	262,374	123,725
	Medtronic plc	1,485,261	122,356
*	Vertex Pharmaceuticals Inc.	287,741	117,079
	Bristol-Myers Squibb Co.	2,272,148	116,584
	Stryker Corp.	381,779	114,328
	Gilead Sciences Inc.	1,391,368	112,715
*	Regeneron Pharmaceuticals Inc.	113,645	99,813
	Cigna Group	326,762	97,849
*	Boston Scientific Corp.	1,635,791	94,565
	Zoetis Inc.	461,414	91,069
	Becton Dickinson & Co.	324,263	79,065
	Humana Inc.	137,474	62,937
	HCA Healthcare Inc.	224,170	60,678

57

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	DexCom Inc.	431,575	53,554
*	Edwards Lifesciences Corp.	677,240	51,640
*	IDEXX Laboratories Inc.	92,740	51,475
*	IQVIA Holdings Inc.	203,762	47,146
	Agilent Technologies Inc.	326,283	45,363
*	Centene Corp.	596,556	44,270
*	Biogen Inc.	161,794	41,867
*	Moderna Inc.	383,158	38,105
	GE Healthcare Inc.	432,090	33,409
	West Pharmaceutical Services Inc.	82,618	29,091
	Zimmer Biomet Holdings Inc.	233,341	28,398
*	Veeva Systems Inc. Class A	146,925	28,286
	ResMed Inc.	164,253	28,255
	Cardinal Health Inc.	275,263	27,747
*	Alnylam Pharmaceuticals Inc.	140,144	26,825
*	Illumina Inc.	177,318	24,690
	STERIS plc	110,327	24,255
*	Molina Healthcare Inc.	65,113	23,526
*	Align Technology Inc.	81,251	22,263
	Baxter International Inc.	566,469	21,900
	Laboratory Corp. of America Holdings	94,815	21,551
	Cooper Cos. Inc.	55,303	20,929
*	BioMarin Pharmaceutical Inc.	210,345	20,281
*	Hologic Inc.	267,994	19,148
	Quest Diagnostics Inc.	125,556	17,312
*	Avantor Inc.	755,219	17,242
*	Insulet Corp.	77,972	16,918
	Revvity Inc.	137,904	15,074
	Viatris Inc.	1,339,573	14,508
*	Incyte Corp.	212,730	13,357
	Royalty Pharma plc Class A	422,348	11,864
	Teleflex Inc.	26,278	6,552
*	Henry Schein Inc.	72,814	5,513
*	Bio-Rad Laboratories Inc. Class A	11,429	3,690
*,2	ABIOMED Inc. CVR	12	—
			5,424,365
Industrials (11.9%)
	Visa Inc. Class A	1,614,874	420,432
	Mastercard Inc. Class A	934,951	398,766
	Accenture plc Class A	700,820	245,925
*	Boeing Co.	675,526	176,083
	Caterpillar Inc.	568,465	168,078
	Union Pacific Corp.	680,694	167,192
	General Electric Co.	1,215,307	155,110
	Honeywell International Inc.	736,143	154,377
	RTX Corp.	1,605,620	135,097
	United Parcel Service Inc. Class B (XNYS)	807,611	126,981
	Lockheed Martin Corp.	277,039	125,565
	Deere & Co.	289,434	115,736
	American Express Co.	610,287	114,331
		Shares	Market Value• ($000)
	Eaton Corp. plc	445,872	107,375
	Automatic Data Processing Inc.	459,269	106,996
*	Fiserv Inc.	670,006	89,004
	Illinois Tool Works Inc.	319,201	83,611
	Sherwin-Williams Co.	257,240	80,233
	CSX Corp.	2,206,639	76,504
*	PayPal Holdings Inc.	1,203,779	73,924
	General Dynamics Corp.	274,257	71,216
	Northrop Grumman Corp.	151,504	70,925
	3M Co.	616,776	67,426
	Parker-Hannifin Corp.	143,465	66,094
	FedEx Corp.	252,654	63,914
	Trane Technologies plc	254,141	61,985
	Emerson Electric Co.	636,567	61,957
	Norfolk Southern Corp.	252,460	59,676
	TransDigm Group Inc.	58,679	59,360
	Cintas Corp.	96,678	58,264
	PACCAR Inc.	584,096	57,037
	Carrier Global Corp.	936,889	53,824
	Capital One Financial Corp.	403,966	52,968
*	Block Inc. (XNYS)	618,086	47,809
	L3Harris Technologies Inc.	211,650	44,578
	Old Dominion Freight Line Inc.	109,662	44,449
	Ferguson plc	227,314	43,888
	Johnson Controls International plc	759,592	43,783
	United Rentals Inc.	75,691	43,403
	Paychex Inc.	363,045	43,242
	AMETEK Inc.	257,705	42,493
	WW Grainger Inc.	49,884	41,338
	Otis Worldwide Corp.	457,034	40,891
	Rockwell Automation Inc.	128,043	39,755
	Fidelity National Information Services Inc.	661,450	39,733
	PPG Industries Inc.	263,313	39,378
	Verisk Analytics Inc.	161,887	38,668
	Cummins Inc.	158,284	37,920
	Global Payments Inc.	290,666	36,915
	Quanta Services Inc.	162,245	35,012
	Ingersoll Rand Inc. (XYNS)	452,033	34,960
	Martin Marietta Materials Inc.	69,000	34,425
	Equifax Inc.	137,596	34,026
	Vulcan Materials Co.	148,329	33,672
	DuPont de Nemours Inc.	432,201	33,249
*	Keysight Technologies Inc.	194,963	31,017
	Xylem Inc.	269,208	30,787
*	Fair Isaac Corp.	26,201	30,498
*	Mettler-Toledo International Inc.	24,212	29,368
	Fortive Corp.	392,441	28,895

58

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	200,081	25,390
	Dover Corp.	156,237	24,031
*	Teledyne Technologies Inc.	52,689	23,515
*	Waters Corp.	66,020	21,736
*	FleetCor Technologies Inc.	76,546	21,633
	Veralto Corp.	261,242	21,490
	Expeditors International of Washington Inc.	162,359	20,652
	Ball Corp.	352,141	20,255
	JB Hunt Transport Services Inc.	92,222	18,420
	Jacobs Solutions Inc.	140,731	18,267
	Synchrony Financial	461,947	17,642
	Textron Inc.	218,898	17,604
	Snap-on Inc.	58,889	17,009
	Masco Corp.	251,003	16,812
	Stanley Black & Decker Inc.	171,212	16,796
	Packaging Corp. of America	100,082	16,304
*	Zebra Technologies Corp. Class A	57,358	15,678
	TransUnion	216,308	14,863
*	Trimble Inc.	277,819	14,780
	Howmet Aerospace Inc.	229,934	12,444
	HEICO Corp. Class A	83,611	11,910
	Hubbell Inc.	29,940	9,848
	HEICO Corp.	46,071	8,241
	Jack Henry & Associates Inc.	40,614	6,637
	Crown Holdings Inc.	67,356	6,203
	CH Robinson Worldwide Inc.	61,980	5,354
*	Bill Holdings Inc.	56,711	4,627
*,1	Symbotic Inc.	27,502	1,412
			5,379,671
Real Estate (2.5%)
	Prologis Inc.	1,031,610	137,513
	American Tower Corp.	520,536	112,373
	Equinix Inc.	104,837	84,435
	Welltower Inc.	620,912	55,987
	Crown Castle Inc.	484,262	55,782
	Public Storage	176,698	53,893
	Simon Property Group Inc.	346,095	49,367
	Realty Income Corp.	808,201	46,407
	Digital Realty Trust Inc.	338,169	45,511
*	CoStar Group Inc.	456,013	39,851
	Extra Space Storage Inc.	235,920	37,825
	VICI Properties Inc.	1,155,076	36,824
	SBA Communications Corp.	120,467	30,561
*	CBRE Group Inc. Class A	323,356	30,101
	AvalonBay Communities Inc.	158,572	29,688
	Weyerhaeuser Co.	815,148	28,343
	Equity Residential	402,809	24,636
		Shares	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	194,051	24,600
	Invitation Homes Inc.	683,400	23,311
	Iron Mountain Inc.	326,071	22,818
	Ventas Inc.	449,336	22,395
	Sun Communities Inc.	138,959	18,572
	Essex Property Trust Inc.	71,675	17,771
	Mid-America Apartment Communities Inc.	130,296	17,519
	WP Carey Inc.	244,142	15,823
	UDR Inc.	367,660	14,078
	Host Hotels & Resorts Inc.	393,849	7,668
	Regency Centers Corp.	103,161	6,912
	Healthpeak Properties Inc.	305,906	6,057
	Camden Property Trust	59,697	5,927
*	Zillow Group Inc. Class C	86,428	5,001
*	Zillow Group Inc. Class A	21,769	1,235
			1,108,784
Technology (33.7%)
	Apple Inc.	16,498,566	3,176,469
	Microsoft Corp.	8,299,114	3,120,799
	NVIDIA Corp.	2,620,188	1,297,569
*	Alphabet Inc. Class A	6,601,708	922,193
*	Meta Platforms Inc. Class A	2,478,497	877,289
*	Alphabet Inc. Class C	5,440,442	766,721
	Broadcom Inc.	495,549	553,156
*	Adobe Inc.	508,401	303,312
*	Salesforce Inc.	1,032,163	271,603
*	Advanced Micro Devices Inc.	1,803,924	265,916
	Intel Corp.	4,707,684	236,561
	Oracle Corp.	1,835,303	193,496
	Intuit Inc.	297,301	185,822
	QUALCOMM Inc.	1,242,826	179,750
	Texas Instruments Inc.	1,014,134	172,869
	International Business Machines Corp.	1,019,586	166,753
*	ServiceNow Inc.	228,903	161,718
	Applied Materials Inc.	934,110	151,391
	Lam Research Corp.	147,169	115,272
	Analog Devices Inc.	554,148	110,032
	Micron Technology Inc.	1,226,094	104,635
*	Palo Alto Networks Inc.	352,059	103,815
	KLA Corp.	151,789	88,235
*	Synopsys Inc.	169,816	87,440
*	Cadence Design Systems Inc.	303,800	82,746
	Amphenol Corp. Class A	668,089	66,228
*	Snowflake Inc. Class A	331,311	65,931
	Roper Technologies Inc.	119,268	65,021
*	Crowdstrike Holdings Inc. Class A	252,409	64,445
*	Workday Inc. Class A	231,146	63,810
*	Autodesk Inc.	238,705	58,120
	Marvell Technology Inc.	963,470	58,107

59

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Microchip Technology Inc.	604,189	54,486
	TE Connectivity Ltd.	347,042	48,759
*	Fortinet Inc.	728,874	42,661
	Cognizant Technology Solutions Corp. Class A	559,857	42,286
*	Atlassian Corp. Ltd. Class A	173,101	41,174
*	ON Semiconductor Corp.	480,949	40,174
*	Palantir Technologies Inc. Class A	2,195,259	37,693
*	Gartner Inc.	82,691	37,303
*	Datadog Inc. Class A	303,666	36,859
*	ANSYS Inc.	97,013	35,204
*	DoorDash Inc. Class A	351,864	34,796
	CDW Corp.	149,590	34,005
	Monolithic Power Systems Inc.	50,830	32,062
*	HubSpot Inc.	53,388	30,994
*	MongoDB Inc.	75,683	30,943
	HP Inc.	993,143	29,884
*	Splunk Inc.	188,186	28,670
*	Cloudflare Inc. Class A	313,911	26,136
	Corning Inc.	857,496	26,111
	Hewlett Packard Enterprise Co.	1,432,468	24,323
*	Pinterest Inc. Class A	654,749	24,252
*	Zscaler Inc.	98,607	21,847
	Dell Technologies Inc. Class C	283,927	21,720
	NetApp Inc.	233,129	20,553
	Skyworks Solutions Inc.	178,623	20,081
*	VeriSign Inc.	96,912	19,960
*	Akamai Technologies Inc.	168,402	19,930
*	Snap Inc. Class A	1,165,960	19,740
*	Tyler Technologies Inc.	47,045	19,670
*	EPAM Systems Inc.	64,438	19,160
*	Western Digital Corp.	362,050	18,960
	Seagate Technology Holdings plc	221,903	18,944
*	Zoom Video Communications Inc. Class A	259,073	18,630
	Teradyne Inc.	170,750	18,530
*	GoDaddy Inc. Class A	157,259	16,695
*	Okta Inc.	175,039	15,846
*	Twilio Inc. Class A	192,060	14,572
	SS&C Technologies Holdings Inc.	234,868	14,353
	Gen Digital Inc. (XNGS)	608,170	13,878
	Bentley Systems Inc. Class B	254,085	13,258
*	Unity Software Inc.	297,062	12,147
	Paycom Software Inc.	57,114	11,807
	Leidos Holdings Inc.	76,781	8,311
*	DocuSign Inc.	113,631	6,755
*	Qorvo Inc.	54,281	6,113
*	Match Group Inc.	151,990	5,548
			15,273,007
		Shares	Market Value• ($000)
Telecommunications (2.2%)
	Cisco Systems Inc.	4,083,649	206,306
	Comcast Corp. Class A	4,484,113	196,628
	Verizon Communications Inc.	4,224,999	159,283
	AT&T Inc.	7,984,088	133,973
	T-Mobile US Inc.	581,107	93,169
*	Arista Networks Inc.	277,873	65,442
	Motorola Solutions Inc.	185,328	58,024
*	Charter Communications Inc. Class A	107,365	41,731
*	Liberty Broadband Corp. Class C	132,890	10,710
*	Roku Inc.	69,838	6,401
*	Liberty Broadband Corp. Class A	18,691	1,507
			973,174
Utilities (2.6%)
	NextEra Energy Inc.	2,259,777	137,259
	Southern Co.	1,218,790	85,462
	Duke Energy Corp.	860,860	83,538
	Waste Management Inc.	449,724	80,546
	Sempra	702,722	52,514
	PG&E Corp.	2,837,604	51,162
	American Electric Power Co. Inc.	575,222	46,719
	Dominion Energy Inc.	934,392	43,916
	Waste Connections Inc. (XTSE)	287,704	42,946
	Constellation Energy Corp.	356,641	41,688
	Exelon Corp.	1,110,114	39,853
	Xcel Energy Inc.	616,085	38,142
	Republic Services Inc.	228,344	37,656
	Consolidated Edison Inc.	385,097	35,032
	Public Service Enterprise Group Inc.	557,354	34,082
	Edison International	428,366	30,624
	WEC Energy Group Inc.	352,254	29,649
	American Water Works Co. Inc.	217,461	28,703
	Eversource Energy	389,824	24,060
	Entergy Corp.	236,113	23,892
	FirstEnergy Corp.	608,721	22,316
	PPL Corp.	823,014	22,304
	DTE Energy Co.	195,632	21,570
	Ameren Corp.	293,126	21,205
	CenterPoint Energy Inc.	702,889	20,081
	CMS Energy Corp.	325,754	18,916
	Alliant Energy Corp.	282,215	14,478
	AES Corp.	747,748	14,394
	Evergy Inc.	256,343	13,381
	NiSource Inc.	499,308	13,257
	Vistra Corp.	199,579	7,688
	Avangrid Inc.	86,771	2,812
			1,179,845
Total Common Stocks (Cost $23,947,666)			45,236,006

60

Large-Cap Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.435% (Cost $52,015)	520,282	52,018
Total Investments (99.9%) (Cost $23,999,681)			45,288,024
Other Assets and Liabilities—Net (0.1%)			63,659
Net Assets (100%)			45,351,683
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,507,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,112,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	290	69,890	1,077

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/30/24	BANA	39,053	(5.231)	—	(84)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $353,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
61

Large-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $23,947,666)	45,236,006
Affiliated Issuers (Cost $52,015)	52,018
Total Investments in Securities	45,288,024
Investment in Vanguard	1,437
Cash	851
Cash Collateral Pledged—Futures Contracts	2,897
Receivables for Investment Securities Sold	840
Receivables for Accrued Income	41,823
Receivables for Capital Shares Issued	30,431
Total Assets	45,366,303
Liabilities
Payables for Investment Securities Purchased	1,649
Collateral for Securities on Loan	6,112
Payables for Capital Shares Redeemed	5,780
Payables to Vanguard	848
Variation Margin Payable—Futures Contracts	147
Unrealized Depreciation—Over-the-Counter Swap Contracts	84
Total Liabilities	14,620
Net Assets	45,351,683
1 Includes $5,507,000 of securities on loan.
62

Large-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	25,444,172
Total Distributable Earnings (Loss)	19,907,511
Net Assets	45,351,683

Investor Shares—Net Assets
Applicable to 257,106 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,676
Net Asset Value Per Share—Investor Shares	$88.20

ETF Shares—Net Assets
Applicable to 140,730,194 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,728,234
Net Asset Value Per Share—ETF Shares	$218.35

Admiral Shares—Net Assets
Applicable to 108,397,196 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,952,785
Net Asset Value Per Share—Admiral Shares	$110.27

Institutional Shares—Net Assets
Applicable to 5,834,598 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,647,988
Net Asset Value Per Share—Institutional Shares	$453.84

See accompanying Notes, which are an integral part of the Financial Statements.
63

Large-Cap Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	642,902
Interest[2]	5,352
Securities Lending—Net	1,120
Total Income	649,374
Expenses
The Vanguard Group—Note B
Investment Advisory Services	898
Management and Administrative—Investor Shares	29
Management and Administrative—ETF Shares	8,637
Management and Administrative—Admiral Shares	4,468
Management and Administrative—Institutional Shares	779
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	940
Marketing and Distribution—Admiral Shares	474
Marketing and Distribution—Institutional Shares	75
Custodian Fees	330
Auditing Fees	34
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	419
Shareholders’ Reports—Admiral Shares	67
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	25
Other Expenses	23
Total Expenses	17,203
Expenses Paid Indirectly	(26)
Net Expenses	17,177
Net Investment Income	632,197
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	609,223
Futures Contracts	18,903
Swap Contracts	4,195
Foreign Currencies	—
Realized Net Gain (Loss)	632,321
64

Large-Cap Index Fund
Statement of Operations (continued)
Year Ended December 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	8,466,227
Futures Contracts	2,398
Swap Contracts	(84)
Change in Unrealized Appreciation (Depreciation)	8,468,541
Net Increase (Decrease) in Net Assets Resulting from Operations	9,733,059
1	Dividends are net of foreign withholding taxes of $44,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,072,000, $18,000, less than $1,000, and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $848,994,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
65

Large-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	632,197	582,807
Realized Net Gain (Loss)	632,321	581,223
Change in Unrealized Appreciation (Depreciation)	8,468,541	(9,661,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,733,059	(8,497,655)
Distributions
Investor Shares	(290)	(330)
ETF Shares	(430,519)	(393,544)
Admiral Shares	(166,820)	(156,189)
Institutional Shares	(36,408)	(34,496)
Total Distributions	(634,037)	(584,559)
Capital Share Transactions
Investor Shares	1,298	(11,365)
ETF Shares	435,596	1,959,159
Admiral Shares	(43,037)	215,566
Institutional Shares	50,913	77,917
Net Increase (Decrease) from Capital Share Transactions	444,770	2,241,277
Total Increase (Decrease)	9,543,792	(6,840,937)
Net Assets
Beginning of Period	35,807,891	42,648,828
End of Period	45,351,683	35,807,891

See accompanying Notes, which are an integral part of the Financial Statements.
66

Large-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$70.38	$89.03	$71.00	$59.72	$46.36
Investment Operations
Net Investment Income[1]	1.142	1.058	.956	.969	.918
Net Realized and Unrealized Gain (Loss) on Investments	17.823	(18.646)	18.025	11.268	13.466
Total from Investment Operations	18.965	(17.588)	18.981	12.237	14.384
Distributions
Dividends from Net Investment Income	(1.145)	(1.062)	(.951)	(.957)	(1.024)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.145)	(1.062)	(.951)	(.957)	(1.024)
Net Asset Value, End of Period	$88.20	$70.38	$89.03	$71.00	$59.72
Total Return[2]	27.12%	-19.78%	26.87%	20.89%	31.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23	$17	$36	$37	$30
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.38%	1.19%	1.61%	1.75%
Portfolio Turnover Rate[4]	2%	3%	4%	3%	5%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
67

Large-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$174.22	$220.44	$175.80	$147.88	$114.77
Investment Operations
Net Investment Income[1]	3.079	2.905	2.646	2.594	2.581
Net Realized and Unrealized Gain (Loss) on Investments	44.134	(46.233)	44.617	27.890	33.204
Total from Investment Operations	47.213	(43.328)	47.263	30.484	35.785
Distributions
Dividends from Net Investment Income	(3.083)	(2.892)	(2.623)	(2.564)	(2.675)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.083)	(2.892)	(2.623)	(2.564)	(2.675)
Net Asset Value, End of Period	$218.35	$174.22	$220.44	$175.80	$147.88
Total Return	27.29%	-19.68%	27.02%	20.99%	31.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,728	$24,137	$28,242	$21,540	$16,270
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.55%	1.33%	1.74%	1.93%
Portfolio Turnover Rate[3]	2%	3%	4%	3%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements were 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Large-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$87.98	$111.33	$88.79	$74.69	$57.96
Investment Operations
Net Investment Income[1]	1.544	1.456	1.325	1.303	1.299
Net Realized and Unrealized Gain (Loss) on Investments	22.293	(23.348)	22.530	14.084	16.774
Total from Investment Operations	23.837	(21.892)	23.855	15.387	18.073
Distributions
Dividends from Net Investment Income	(1.547)	(1.458)	(1.315)	(1.287)	(1.343)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.547)	(1.458)	(1.315)	(1.287)	(1.343)
Net Asset Value, End of Period	$110.27	$87.98	$111.33	$88.79	$74.69
Total Return[2]	27.28%	-19.70%	27.01%	21.03%	31.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,953	$9,583	$11,847	$9,338	$7,546
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.56%	1.54%	1.32%	1.73%	1.92%
Portfolio Turnover Rate[4]	2%	3%	4%	3%	5%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Large-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$362.12	$458.22	$365.43	$307.39	$238.57
Investment Operations
Net Investment Income[1]	6.401	6.032	5.477	5.389	5.363
Net Realized and Unrealized Gain (Loss) on Investments	91.727	(96.092)	92.764	57.981	69.016
Total from Investment Operations	98.128	(90.060)	98.241	63.370	74.379
Distributions
Dividends from Net Investment Income	(6.408)	(6.040)	(5.451)	(5.330)	(5.559)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.408)	(6.040)	(5.451)	(5.330)	(5.559)
Net Asset Value, End of Period	$453.84	$362.12	$458.22	$365.43	$307.39
Total Return	27.28%	-19.69%	27.03%	21.05%	31.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,648	$2,071	$2,524	$2,149	$1,796
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.55%	1.32%	1.74%	1.92%
Portfolio Turnover Rate[3]	2%	3%	4%	3%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
70

Large-Cap Index Fund
Notes to Financial Statements
Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
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Large-Cap Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
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Large-Cap Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
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Large-Cap Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,437,000, representing less than 0.01% of the fund’s net assets and 0.57% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $26,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Large-Cap Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	45,236,006	—	—	45,236,006
Temporary Cash Investments	52,018	—	—	52,018
Total	45,288,024	—	—	45,288,024
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,077	—	—	1,077
Liabilities
Swap Contracts	—	84	—	84
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	848,976
Total Distributable Earnings (Loss)	(848,976)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
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Large-Cap Index Fund
Amount ($000)
Undistributed Ordinary Income	24,623
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	21,237,263
Capital Loss Carryforwards	(1,354,375)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	19,907,511
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	634,037	584,559
Long-Term Capital Gains	—	—
Total	634,037	584,559
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,050,761
Gross Unrealized Appreciation	22,277,410
Gross Unrealized Depreciation	(1,040,147)
Net Unrealized Appreciation (Depreciation)	21,237,263
F.	During the year ended December 31, 2023, the fund purchased $2,536,258,000 of investment securities and sold $2,114,119,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,436,121,000 and $1,201,221,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $145,761,000 and sales were $264,964,000, resulting in net realized loss of $188,825,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
76

Large-Cap Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,063	40	5,411	68
Issued in Lieu of Cash Distributions	290	3	330	4
Redeemed	(2,055)	(26)	(17,106)	(231)
Net Increase (Decrease)—Investor Shares	1,298	17	(11,365)	(159)
ETF Shares
Issued	1,678,374	8,513	3,667,813	19,749
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,242,778)	(6,325)	(1,708,654)	(9,325)
Net Increase (Decrease)—ETF Shares	435,596	2,188	1,959,159	10,424
Admiral Shares
Issued	1,245,186	12,576	1,800,154	19,196
Issued in Lieu of Cash Distributions	135,776	1,352	126,959	1,400
Redeemed	(1,423,999)	(14,448)	(1,711,547)	(18,094)
Net Increase (Decrease)—Admiral Shares	(43,037)	(520)	215,566	2,502
Institutional Shares
Issued	436,811	1,089	424,874	1,093
Issued in Lieu of Cash Distributions	31,807	77	30,324	81
Redeemed	(417,705)	(1,050)	(377,281)	(963)
Net Increase (Decrease)—Institutional Shares	50,913	116	77,917	211
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
77

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, ofVanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
78

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Growth Index Fund	90.0%
Value Index Fund	93.4
Large-Cap Index Fund	92.9
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for individual shareholders for the fiscal year.
Fund	($000)
Growth Index Fund	1,104,262
Value Index Fund	3,845,321
Large-Cap Index Fund	634,037
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Growth Index Fund	6,482
Value Index Fund	3,979
Large-Cap Index Fund	2,012
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income for individual shareholders for the fiscal year.
Fund	($000)
Growth Index Fund	34,387
Value Index Fund	—
Large-Cap Index Fund	—
79

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global
Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q03070 022024

Annual Report  |  December 31, 2023
Vanguard Total Stock Market Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2023, returns for Vanguard Total Stock Market Index Fund ranged from 25.89% for Investor Shares to 26.05% for Institutional Select Shares.
•	The fourth quarter of 2023 was a volatile period for the financial markets. Stocks and bonds continued to lose ground early on amid concerns that interest rates might remain elevated for an extended period. They went on to post strong gains, however, as inflation remained on a downward trend and economic growth softened, leading the markets to anticipate that policy rates had reached their peak and that cuts were likely not too far down the road.
•	The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, closely tracked its target index, the CRSP US Total Market Index.
•	The majority of the index’s 11 sectors recorded positive returns for the 12 months. Consumer discretionary, consumer staples, and energy stocks helped performance the most.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,084.10	$0.74
ETF Shares	1,000.00	1,084.80	0.16
Admiral™ Shares	1,000.00	1,084.70	0.21
Institutional Shares	1,000.00	1,084.70	0.16
Institutional Plus Shares	1,000.00	1,084.80	0.11
Institutional Select Shares	1,000.00	1,084.80	0.05
Based on Hypothetical 5% Yearly Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,024.50	$0.71
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Shares	1,000.00	1,025.05	0.15
Institutional Plus Shares	1,000.00	1,025.10	0.10
Institutional Select Shares	1,000.00	1,025.15	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Total Stock Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Stock Market Index Fund Investor Shares	25.89%	14.95%	11.32%	$29,211
CRSP US Total Market Index	25.98	15.08	11.44	29,545

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Stock Market Index Fund ETF Shares Net Asset Value	26.03%	15.07%	11.44%	$29,530
Total Stock Market Index Fund ETF Shares Market Price	26.11	15.09	11.44	29,546
CRSP US Total Market Index	25.98	15.08	11.44	29,545

See Financial Highlights for dividend and capital gains information.
4

Total Stock Market Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Stock Market Index Fund Admiral Shares	26.01%	15.07%	11.43%	$29,511
CRSP US Total Market Index	25.98	15.08	11.44	29,545

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total Stock Market Index Fund Institutional Shares	26.02%	15.08%	11.44%	$14,770,565
CRSP US Total Market Index	25.98	15.08	11.44	14,772,640

	One Year	Five Years	Since Inception (4/28/2015)	Final Value of a $100,000,000 Investment
Total Stock Market Index Fund Institutional Plus Shares	26.03%	15.09%	11.29%	$253,032,140
CRSP US Total Market Index	25.98	15.08	11.28	252,780,380
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (6/27/2016)	Final Value of a $5,000,000,000 Investment
Total Stock Market Index Fund Institutional Select Shares	26.05%	15.10%	13.88%	$13,269,271,000
CRSP US Total Market Index	25.98	15.08	13.85	13,249,208,500
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
5

Total Stock Market Index Fund
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Total Stock Market Index Fund ETF Shares Market Price	26.11%	101.91%	195.46%
Total Stock Market Index Fund ETF Shares Net Asset Value	26.03	101.77	195.30
CRSP US Total Market Index	25.98	101.85	195.45
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
6

Total Stock Market Index Fund
Fund Allocation
As of December 31, 2023
Basic Materials	2.0%
Consumer Discretionary	14.5
Consumer Staples	4.7
Energy	4.1
Financials	10.8
Health Care	12.1
Industrials	13.1
Real Estate	3.0
Technology	31.1
Telecommunications	2.0
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
7

Total Stock Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.0%)
	Linde plc	15,215,421	6,249,126
	Freeport-McMoRan Inc.	45,082,646	1,919,168
	Air Products and Chemicals Inc.	6,979,284	1,910,928
	Ecolab Inc.	8,053,649	1,597,441
	Newmont Corp.	36,198,394	1,498,252
	Nucor Corp.	7,718,789	1,343,378
	Dow Inc.	22,036,942	1,208,506
	Fastenal Co.	17,917,428	1,160,512
	LyondellBasell Industries NV Class A	8,127,069	772,722
	International Flavors & Fragrances Inc.	8,010,123	648,580
	Steel Dynamics Inc.	4,832,756	570,748
[1]	Albemarle Corp.	3,684,336	532,313
	Celanese Corp. Class A	3,416,179	530,772
	Avery Dennison Corp.	2,526,465	510,750
	Reliance Steel & Aluminum Co.	1,798,844	503,101
	CF Industries Holdings Inc.	5,986,618	475,936
	International Paper Co.	10,843,662	391,998
	Mosaic Co.	10,297,765	367,939
	Eastman Chemical Co.	3,720,535	334,178
*	Cleveland-Cliffs Inc.	15,908,609	324,854
	United States Steel Corp.	6,284,695	305,750
*	RBC Bearings Inc.	912,100	259,848
	Royal Gold Inc.	2,060,474	249,235
	FMC Corp.	3,919,469	247,123
	UFP Industries Inc.	1,836,357	230,555
	Olin Corp.	3,848,168	207,609
	Hexcel Corp.	2,646,399	195,172
	Alcoa Corp.	5,603,401	190,516
		Shares	Market Value• ($000)
	Commercial Metals Co.	3,662,937	183,293
	Element Solutions Inc.	7,229,788	167,297
	Timken Co.	2,004,759	160,681
	Boise Cascade Co.	1,241,371	160,584
	Mueller Industries Inc.	3,390,170	159,847
*	Valvoline Inc.	4,119,701	154,818
	Balchem Corp.	1,012,353	150,587
	Cabot Corp.	1,763,060	147,215
	Chemours Co.	4,653,687	146,777
	Westlake Corp.	1,000,421	140,019
	Huntsman Corp.	5,311,450	133,477
	Ashland Inc.	1,467,336	123,711
	NewMarket Corp.	224,986	122,804
	Avient Corp.	2,861,511	118,953
	Carpenter Technology Corp.	1,463,624	103,625
*,1	Livent Corp.	5,630,396	101,235
	Innospec Inc.	778,885	95,990
	Quaker Chemical Corp.	424,919	90,686
*	MP Materials Corp.	4,501,073	89,346
	Hecla Mining Co.	18,440,684	88,700
	Sensient Technologies Corp.	1,320,575	87,158
	Materion Corp.	647,108	84,208
	Scotts Miracle-Gro Co.	1,318,584	84,060
*	Uranium Energy Corp.	11,824,178	75,675
	Minerals Technologies Inc.	1,019,510	72,701
	Stepan Co.	666,767	63,043
	Sylvamo Corp.	1,141,927	56,080
	Tronox Holdings plc	3,731,007	52,831
*	Ingevity Corp.	1,026,403	48,467
	Hawkins Inc.	588,517	41,443
*	Coeur Mining Inc.	11,385,405	37,116
	Kaiser Aluminum Corp.	500,346	35,620
*,1	Energy Fuels Inc.	4,709,210	33,859
8

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Compass Minerals International Inc.	1,294,205	32,769
	Ryerson Holding Corp.	910,099	31,562
	Koppers Holdings Inc.	600,901	30,778
*	TimkenSteel Corp.	1,299,552	30,474
*	Ecovyst Inc.	3,093,311	30,222
*	Worthington Steel Inc.	1,022,823	28,741
	Mativ Holdings Inc.	1,711,358	26,201
*	US Silica Holdings Inc.	2,293,847	25,943
	AdvanSix Inc.	806,395	24,160
	Schnitzer Steel Industries Inc. Class A	765,690	23,093
*,1	LanzaTech Global Inc.	4,424,472	22,255
	Haynes International Inc.	351,719	20,066
*	Century Aluminum Co.	1,585,067	19,243
	Olympic Steel Inc.	285,467	19,041
*	Clearwater Paper Corp.	486,081	17,557
*	LSB Industries Inc.	1,753,855	16,328
*,1	Piedmont Lithium Inc.	564,685	15,941
	GrafTech International Ltd.	5,984,730	13,107
*,1	Ur-Energy Inc.	8,257,023	12,716
	American Vanguard Corp.	890,572	9,770
*	Northwest Pipe Co.	283,882	8,590
*	Rayonier Advanced Materials Inc.	2,021,725	8,188
*,1	American Battery Technology Co.	1,618,965	7,593
*	Alto Ingredients Inc.	2,655,238	7,063
*	Intrepid Potash Inc.	295,437	7,058
	Omega Flex Inc.	89,349	6,300
*,1	NN Inc.	1,558,286	6,233
	FutureFuel Corp.	789,526	4,800
*	Universal Stainless & Alloy Products Inc.	231,105	4,641
	Tredegar Corp.	804,870	4,354
*,1	Dakota Gold Corp.	1,569,599	4,112
	Eastern Co.	163,220	3,591
	Northern Technologies International Corp.	303,498	3,575
*	Unifi Inc.	515,832	3,435
	Friedman Industries Inc.	206,261	3,189
*,1	Origin Materials Inc.	3,032,849	2,536
*	Glatfelter Corp.	1,272,895	2,469
*	Idaho Strategic Resources Inc.	277,137	1,755
		Shares	Market Value• ($000)
*	Culp Inc.	296,017	1,714
*	Perma-Pipe International Holdings Inc.	203,835	1,588
*	Gold Resource Corp.	3,809,091	1,432
*,1	5E Advanced Materials Inc.	965,874	1,362
*,1	Comstock Inc.	2,159,157	1,183
*	Ascent Industries Co.	120,516	1,152
*,1	Hycroft Mining Holding Corp. Class A	460,846	1,129
*	Ampco-Pittsburgh Corp.	366,153	1,000
*	CPS Technologies Corp.	412,694	970
*,1	Contango ORE Inc.	53,430	968
*,1	Westwater Resources Inc.	1,414,240	799
*	US Gold Corp.	174,184	740
*	Solitario Resources Corp.	1,173,263	657
*	United States Antimony Corp.	2,524,776	629
	United-Guardian Inc.	75,085	541
	Flexible Solutions International Inc.	277,169	529
	Chicago Rivet & Machine Co.	28,369	482
*	Paramount Gold Nevada Corp.	1,223,263	459
*,1	NioCorp Developments Ltd.	103,592	330
*	TechPrecision Corp.	3,764	19
			28,706,048
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	291,936,043	44,356,762
*	Tesla Inc.	84,816,985	21,075,324
	Home Depot Inc.	31,218,717	10,818,846
	Costco Wholesale Corp.	13,892,935	9,170,449
	Walmart Inc.	46,447,762	7,322,490
	McDonald's Corp.	22,754,516	6,746,942
*	Netflix Inc.	13,739,236	6,689,359
	Walt Disney Co.	57,449,775	5,187,140
	NIKE Inc. Class B	38,409,213	4,170,088
	Lowe's Cos. Inc.	18,036,282	4,013,975
*	Booking Holdings Inc.	1,094,935	3,883,975
*	Uber Technologies Inc.	61,378,590	3,779,080
	Starbucks Corp.	35,668,244	3,424,508
	TJX Cos. Inc.	35,865,717	3,364,563
	Target Corp.	14,503,189	2,065,544
*	Chipotle Mexican Grill Inc. Class A	861,707	1,970,689

9

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Lululemon Athletica Inc.	3,621,016	1,851,389
	Marriott International Inc. Class A	7,831,299	1,766,036
*	O'Reilly Automotive Inc.	1,856,750	1,764,061
*	Airbnb Inc. Class A	11,603,011	1,579,634
	General Motors Co.	42,988,371	1,544,142
	Ford Motor Co.	123,346,777	1,503,597
	Ross Stores Inc.	10,632,855	1,471,481
	Hilton Worldwide Holdings Inc.	8,044,785	1,464,875
*	AutoZone Inc.	553,650	1,431,523
	DR Horton Inc.	8,890,780	1,351,221
*	Copart Inc.	27,162,623	1,330,969
	Electronic Arts Inc.	8,428,919	1,153,160
	Yum! Brands Inc.	8,615,694	1,125,727
	Lennar Corp. Class A	7,200,290	1,073,131
	Estee Lauder Cos. Inc. Class A	6,943,908	1,015,547
*	Trade Desk Inc. Class A	13,988,530	1,006,615
	Dollar General Corp.	6,882,039	935,613
*	Dollar Tree Inc.	6,559,655	931,799
*	Royal Caribbean Cruises Ltd.	6,831,605	884,625
*	Take-Two Interactive Software Inc.	5,345,755	860,399
	Delta Air Lines Inc.	20,229,400	813,829
*	Aptiv plc	8,870,401	795,852
*	Warner Bros Discovery Inc.	68,851,450	783,530
*	Ulta Beauty Inc.	1,542,479	755,799
	Tractor Supply Co.	3,384,809	727,835
	eBay Inc.	16,296,611	710,858
*	ROBLOX Corp. Class A	15,333,999	701,070
	PulteGroup Inc.	6,770,519	698,853
*	NVR Inc.	94,646	662,565
*	Expedia Group Inc.	4,184,092	635,103
	Darden Restaurants Inc.	3,778,732	620,846
	Garmin Ltd.	4,799,393	616,914
	Genuine Parts Co.	4,399,266	609,298
	Las Vegas Sands Corp.	11,991,371	590,095
*	Carnival Corp.	31,549,608	584,930
*,1	Rivian Automotive Inc. Class A	23,958,696	562,071
	Southwest Airlines Co.	18,726,088	540,809
*	Deckers Outdoor Corp.	807,182	539,545
	Omnicom Group Inc.	6,191,015	535,585
	Best Buy Co. Inc.	6,139,256	480,581
		Shares	Market Value• ($000)
*	Live Nation Entertainment Inc.	5,052,970	472,958
*	DraftKings Inc. Class A	13,217,995	465,934
	Pool Corp.	1,147,912	457,684
	Domino's Pizza Inc.	1,094,404	451,146
*	United Airlines Holdings Inc.	10,224,231	421,852
	Williams-Sonoma Inc.	2,012,187	406,019
	LKQ Corp.	8,351,964	399,140
	Rollins Inc.	9,124,902	398,484
*	Burlington Stores Inc.	2,034,277	395,626
	Interpublic Group of Cos. Inc.	12,043,183	393,089
*	Liberty Media Corp.-Liberty Formula One Class C	6,077,070	383,645
	RB Global Inc.	5,710,362	381,966
*	CarMax Inc.	4,955,768	380,306
*	MGM Resorts International	8,085,523	361,261
*	Five Below Inc.	1,666,492	355,229
*	Floor & Decor Holdings Inc. Class A	3,162,187	352,774
	News Corp. Class A	14,006,314	343,855
	Toll Brothers Inc.	3,331,799	342,476
	Bath & Body Works Inc.	7,168,673	309,400
*	Etsy Inc.	3,773,821	305,868
	Service Corp. International	4,406,219	301,606
*	Caesars Entertainment Inc.	6,410,374	300,518
	Churchill Downs Inc.	2,114,407	285,297
	Lithia Motors Inc. Class A	865,940	285,137
*	BJ's Wholesale Club Holdings Inc.	4,208,555	280,542
*	American Airlines Group Inc.	20,378,081	279,995
	Wynn Resorts Ltd.	3,030,566	276,115
*,1	Norwegian Cruise Line Holdings Ltd.	13,328,790	267,109
	BorgWarner Inc.	7,382,471	264,662
*	Skechers USA Inc. Class A	4,217,465	262,917
	Tapestry Inc.	7,111,533	261,776
	Tempur Sealy International Inc.	5,132,344	261,596
	Lear Corp.	1,833,914	258,967
	Texas Roadhouse Inc. Class A	2,095,682	256,155
	Dick's Sporting Goods Inc.	1,739,677	255,646
	Vail Resorts Inc.	1,186,089	253,194

10

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Duolingo Inc. Class A	1,071,029	242,963
	Gentex Corp.	7,327,970	239,332
	New York Times Co. Class A	4,875,072	238,830
*	elf Beauty Inc.	1,652,157	238,472
	Wingstop Inc.	918,383	235,639
	Fox Corp. Class A	7,930,900	235,310
[1]	Paramount Global Class B	15,711,631	232,375
	PVH Corp.	1,900,473	232,086
*	Light & Wonder Inc.	2,812,778	230,957
	Aramark	8,180,487	229,872
*	SiteOne Landscape Supply Inc.	1,411,044	229,295
	H&R Block Inc.	4,473,759	216,396
	U-Haul Holding Co. (XNYS)	3,069,293	216,201
	Murphy USA Inc.	598,740	213,487
	Hasbro Inc.	4,131,857	210,973
*	Mattel Inc.	11,159,843	210,698
	Whirlpool Corp.	1,718,083	209,211
	Wyndham Hotels & Resorts Inc.	2,577,810	207,282
	VF Corp.	10,997,472	206,752
	Meritage Homes Corp.	1,145,598	199,563
*	Planet Fitness Inc. Class A	2,703,668	197,368
	Thor Industries Inc.	1,593,564	188,439
*	Capri Holdings Ltd.	3,629,883	182,365
	Hyatt Hotels Corp. Class A	1,396,805	182,157
	Macy's Inc.	8,588,334	172,797
*	Taylor Morrison Home Corp. Class A	3,213,724	171,452
*,1	Carvana Co. Class A	3,232,170	171,111
*	Wayfair Inc. Class A	2,765,509	170,632
*	Bright Horizons Family Solutions Inc.	1,808,279	170,412
*	Crocs Inc.	1,785,218	166,757
	Ralph Lauren Corp. Class A	1,123,334	161,985
*	Liberty Media Corp.-Liberty SiriusXM	5,594,991	161,024
	Polaris Inc.	1,697,142	160,838
*	AutoNation Inc.	1,069,274	160,584
	Nexstar Media Group Inc. Class A	1,008,662	158,108
	TKO Group Holdings Inc. Class A	1,934,052	157,780
	Academy Sports & Outdoors Inc.	2,370,224	156,435
*	Alaska Air Group Inc.	3,991,774	155,959
*	Coty Inc. Class A	12,536,072	155,698
		Shares	Market Value• ($000)
*	Lyft Inc. Class A	10,359,046	155,282
*	Ollie's Bargain Outlet Holdings Inc.	1,953,676	148,264
	Harley-Davidson Inc.	3,968,673	146,206
	Lennar Corp. Class B	1,090,413	146,170
*	Asbury Automotive Group Inc.	646,341	145,407
	Signet Jewelers Ltd.	1,355,058	145,344
*,1	GameStop Corp. Class A	8,108,822	142,148
	KB Home	2,260,447	141,188
*	YETI Holdings Inc.	2,722,296	140,960
	Warner Music Group Corp. Class A	3,907,597	139,853
*	RH	465,212	135,600
	Boyd Gaming Corp.	2,132,494	133,515
*	Abercrombie & Fitch Co. Class A	1,488,248	131,293
*	Goodyear Tire & Rubber Co.	8,884,505	127,226
*	Penn Entertainment Inc.	4,788,112	124,587
*	Grand Canyon Education Inc.	938,607	123,934
	Group 1 Automotive Inc.	405,097	123,449
*,1	Lucid Group Inc.	29,302,260	123,363
	Gap Inc.	5,855,107	122,430
*	Skyline Champion Corp.	1,636,945	121,560
	American Eagle Outfitters Inc.	5,651,108	119,577
*	M/I Homes Inc.	824,931	113,626
	Advance Auto Parts Inc.	1,853,842	113,140
*	Visteon Corp.	880,378	109,959
	Kontoor Brands Inc.	1,760,230	109,874
	Wendy's Co.	5,577,948	108,658
	Newell Brands Inc.	12,511,597	108,601
*	Madison Square Garden Sports Corp.	584,597	106,297
	Fox Corp. Class B	3,842,897	106,256
*	Tri Pointe Homes Inc.	2,984,066	105,636
	Leggett & Platt Inc.	3,961,707	103,678
	MDC Holdings Inc.	1,860,184	102,775
	Penske Automotive Group Inc.	635,305	101,973
	Kohl's Corp.	3,555,381	101,968
	Endeavor Group Holdings Inc. Class A	4,286,164	101,711
[1]	Avis Budget Group Inc.	566,589	100,434
[1]	Sirius XM Holdings Inc.	18,293,199	100,064
*	Hilton Grand Vacations Inc.	2,408,429	96,771

11

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	Choice Hotels International Inc.	853,277	96,676
	LCI Industries	758,619	95,366
	TEGNA Inc.	6,201,334	94,880
	Steven Madden Ltd.	2,223,926	93,405
	Foot Locker Inc.	2,934,761	91,418
*	Helen of Troy Ltd.	753,216	90,996
*	Fox Factory Holding Corp.	1,325,531	89,447
*	Frontdoor Inc.	2,520,956	88,788
	Rush Enterprises Inc. Class A	1,739,141	87,479
*	Shake Shack Inc. Class A	1,171,622	86,841
*	Cavco Industries Inc.	245,145	84,972
	Marriott Vacations Worldwide Corp.	987,026	83,789
	Red Rock Resorts Inc. Class A	1,563,384	83,375
*	LGI Homes Inc.	624,713	83,187
	Columbia Sportswear Co.	1,044,393	83,071
	Century Communities Inc.	911,199	83,047
	Travel + Leisure Co.	2,102,095	82,171
	Carter's Inc.	1,071,982	80,281
	Inter Parfums Inc.	554,419	79,842
	Papa John's International Inc.	1,022,129	77,917
*	Stride Inc.	1,292,903	76,760
*,1	Chewy Inc. Class A	3,241,899	76,606
	Bloomin' Brands Inc.	2,715,267	76,435
	Graham Holdings Co. Class B	107,268	74,714
*	Liberty Media Corp.-Liberty Formula One Class A	1,288,116	74,685
*	Urban Outfitters Inc.	2,061,943	73,591
*	Boot Barn Holdings Inc.	935,012	71,772
*	Dorman Products Inc.	838,766	69,961
*	TripAdvisor Inc.	3,247,375	69,916
*	PowerSchool Holdings Inc. Class A	2,956,909	69,665
*	SkyWest Inc.	1,323,803	69,103
*	Adtalem Global Education Inc.	1,171,522	69,061
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,395,862	68,857
*,1	QuantumScape Corp. Class A	9,885,651	68,705
*	Sonos Inc.	4,006,896	68,678
	Winnebago Industries Inc.	913,869	66,603
		Shares	Market Value• ($000)
*	Victoria's Secret & Co.	2,474,298	65,668
*	Coursera Inc.	3,383,851	65,545
	Strategic Education Inc.	695,725	64,264
	MillerKnoll Inc.	2,389,159	63,743
*	Topgolf Callaway Brands Corp.	4,360,870	62,535
*	Peloton Interactive Inc. Class A	10,078,477	61,378
	Laureate Education Inc.	4,443,437	60,920
*	Brinker International Inc.	1,396,109	60,284
	Dana Inc.	4,108,493	60,025
*	ACV Auctions Inc. Class A	3,958,132	59,966
*	ODP Corp.	1,061,778	59,778
	Acushnet Holdings Corp.	936,380	59,151
*	Under Armour Inc. Class A	6,728,843	59,147
	PriceSmart Inc.	779,637	59,081
	Worthington Enterprises Inc.	1,023,702	58,914
*	Dave & Buster's Entertainment Inc.	1,082,554	58,296
*	SeaWorld Entertainment Inc.	1,102,240	58,231
*	Liberty Media Corp.-Liberty Live Class C	1,554,885	58,137
	HNI Corp.	1,388,187	58,068
*	JetBlue Airways Corp.	10,415,483	57,806
[1]	Spirit Airlines Inc.	3,443,142	56,433
*	Six Flags Entertainment Corp.	2,224,063	55,780
[1]	Nordstrom Inc.	3,002,654	55,399
*	Gentherm Inc.	1,050,070	54,982
*	Sabre Corp.	12,271,698	53,995
[1]	Cracker Barrel Old Country Store Inc.	697,023	53,727
	Jack in the Box Inc.	647,278	52,837
*	Knowles Corp.	2,918,825	52,276
*	National Vision Holdings Inc.	2,480,050	51,907
*	OPENLANE Inc.	3,458,235	51,216
	Cheesecake Factory Inc.	1,461,258	51,159
*,1	Dutch Bros Inc. Class A	1,610,682	51,010
*	Atlanta Braves Holdings Inc. Class C	1,271,801	50,338
	La-Z-Boy Inc.	1,353,831	49,983

12

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Green Brick Partners Inc.	941,204	48,886
*	Cinemark Holdings Inc.	3,425,246	48,262
	Oxford Industries Inc.	473,074	47,307
*	Hanesbrands Inc.	10,584,496	47,207
	Upbound Group Inc.	1,387,144	47,121
*	Vista Outdoor Inc.	1,572,544	46,500
[1]	Levi Strauss & Co. Class A	2,790,822	46,160
*	Under Armour Inc. Class C	5,451,414	45,519
*	Udemy Inc.	3,042,528	44,816
	Phinia Inc.	1,463,395	44,326
	Buckle Inc.	931,987	44,288
*	Rover Group Inc. Class A	4,060,625	44,180
*	PROG Holdings Inc.	1,421,236	43,930
*	Sally Beauty Holdings Inc.	3,300,748	43,834
*	Central Garden & Pet Co. Class A	994,212	43,785
*	G-III Apparel Group Ltd.	1,287,921	43,764
	John Wiley & Sons Inc. Class A	1,327,396	42,132
[1]	Krispy Kreme Inc.	2,735,545	41,279
	News Corp. Class B	1,592,765	40,966
	Allegiant Travel Co.	493,502	40,768
*	Hertz Global Holdings Inc.	3,853,393	40,037
[1]	Dillard's Inc. Class A	97,101	39,195
*	Integral Ad Science Holding Corp.	2,719,909	39,139
*	Beyond Inc.	1,406,301	38,940
*,1	AMC Entertainment Holdings Inc. Class A	6,325,872	38,714
*	Chegg Inc.	3,373,772	38,326
	Winmark Corp.	90,427	37,758
*	Cars.com Inc.	1,982,139	37,601
	Steelcase Inc. Class A	2,780,543	37,593
*	Leslie's Inc.	5,395,474	37,283
*	Lions Gate Entertainment Corp. Class B	3,609,636	36,782
*	Madison Square Garden Entertainment Corp. Class A	1,109,809	35,281
*	XPEL Inc.	654,711	35,256
*	Life Time Group Holdings Inc.	2,286,887	34,486
	Matthews International Corp. Class A	937,734	34,368
		Shares	Market Value• ($000)
	Perdoceo Education Corp.	1,951,264	34,264
	Camping World Holdings Inc. Class A	1,302,180	34,195
	Caleres Inc.	1,065,952	32,757
*	Malibu Boats Inc. Class A	588,972	32,287
*	iRobot Corp.	833,053	32,239
*	Beazer Homes USA Inc.	931,444	31,473
	Scholastic Corp.	809,222	30,508
*	Sweetgreen Inc. Class A	2,692,782	30,428
*	American Axle & Manufacturing Holdings Inc.	3,422,003	30,148
*	Everi Holdings Inc.	2,607,749	29,389
*	Sphere Entertainment Co.	862,977	29,307
*	Arlo Technologies Inc.	3,025,279	28,801
	Monro Inc.	979,030	28,725
	Monarch Casino & Resort Inc.	414,055	28,632
*	Chico's FAS Inc.	3,692,504	27,989
*,1	Figs Inc. Class A	4,002,813	27,820
[1]	Hibbett Inc.	372,701	26,842
*,1	Mister Car Wash Inc.	3,063,543	26,469
*,1	Luminar Technologies Inc. Class A	7,726,058	26,037
*,1	Lions Gate Entertainment Corp. Class A	2,384,374	25,990
*	Driven Brands Holdings Inc.	1,801,573	25,690
	Golden Entertainment Inc.	638,631	25,501
*	MarineMax Inc.	651,461	25,342
*	Central Garden & Pet Co.	503,252	25,218
	Sonic Automotive Inc. Class A	444,708	24,997
	Sturm Ruger & Co. Inc.	549,209	24,962
*	BJ's Restaurants Inc.	690,579	24,868
*	Portillo's Inc. Class A	1,511,719	24,082
	Gray Television Inc.	2,622,613	23,499
*,1	Cava Group Inc.	544,510	23,403
	Ethan Allen Interiors Inc.	705,592	22,522
	Dine Brands Global Inc.	452,134	22,448
	Interface Inc. Class A	1,745,201	22,024
*	Liberty Media Corp.-Liberty Live Class A	601,616	21,989

13

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Hawaiian Holdings Inc.	1,532,692	21,764
*	Dream Finders Homes Inc. Class A	611,208	21,716
	Standard Motor Products Inc.	542,883	21,612
	Wolverine World Wide Inc.	2,402,640	21,359
*	Instructure Holdings Inc.	789,800	21,333
*	Sun Country Airlines Holdings Inc.	1,351,214	21,255
*	Revolve Group Inc. Class A	1,280,737	21,235
*	WW International Inc.	2,397,137	20,975
*	Viad Corp.	577,927	20,921
*	Chuy's Holdings Inc.	537,332	20,542
[1]	Guess? Inc.	889,181	20,505
*	Clean Energy Fuels Corp.	5,270,102	20,184
	Bluegreen Vacations Holding Corp. Class A	268,375	20,160
*	Clear Channel Outdoor Holdings Inc.	11,024,013	20,064
*	Thryv Holdings Inc.	980,395	19,951
*	Hovnanian Enterprises Inc. Class A	128,184	19,948
	Rush Enterprises Inc. Class B	369,345	19,568
*,1	U-Haul Holding Co.	271,612	19,502
	Smith & Wesson Brands Inc.	1,433,189	19,434
*	QuinStreet Inc.	1,509,277	19,349
*	EW Scripps Co. Class A	2,380,474	19,020
*	Denny's Corp.	1,741,210	18,944
[1]	A-Mark Precious Metals Inc.	600,243	18,157
*	Arhaus Inc. Class A	1,502,715	17,807
*	Stagwell Inc. Class A	2,659,382	17,632
*	Corsair Gaming Inc.	1,232,424	17,377
*	AMC Networks Inc. Class A	918,757	17,263
	RCI Hospitality Holdings Inc.	257,289	17,048
*	Accel Entertainment Inc. Class A	1,651,081	16,957
	Shoe Carnival Inc.	523,116	15,803
*,1	Wheels Up Experience Inc.	4,516,667	15,492
	Haverty Furniture Cos. Inc.	432,133	15,341
		Shares	Market Value• ($000)
*	First Watch Restaurant Group Inc.	740,198	14,878
	Arko Corp.	1,798,970	14,842
*	Stoneridge Inc.	753,568	14,747
	Movado Group Inc.	468,835	14,135
*	Vizio Holding Corp. Class A	1,798,846	13,851
*	Daily Journal Corp.	40,386	13,764
*	Liquidity Services Inc.	795,167	13,685
*	GoPro Inc. Class A	3,924,228	13,617
*	Genesco Inc.	385,373	13,569
*,1	Savers Value Village Inc.	766,904	13,329
*	America's Car-Mart Inc.	175,495	13,297
	Designer Brands Inc. Class A	1,479,836	13,097
*	Kura Sushi USA Inc. Class A	169,216	12,860
*	European Wax Center Inc. Class A	926,577	12,592
[1]	Sinclair Inc.	954,858	12,442
*	Bally's Corp.	868,349	12,105
*	MasterCraft Boat Holdings Inc.	519,098	11,752
*,1	Bowlero Corp. Class A	829,598	11,747
*,1	Fisker Inc. Class A	6,621,961	11,588
*	Lindblad Expeditions Holdings Inc.	1,020,179	11,497
*	Lovesac Co.	428,899	10,958
*	Potbelly Corp.	1,030,823	10,741
	Hooker Furnishings Corp.	410,853	10,715
	Marcus Corp.	734,527	10,709
*	Gannett Co. Inc.	4,639,277	10,670
*	Boston Omaha Corp. Class A	670,390	10,545
*	Cardlytics Inc.	1,144,674	10,542
*	Universal Technical Institute Inc.	822,926	10,303
*	PlayAGS Inc.	1,193,838	10,064
	Carriage Services Inc. Class A	402,181	10,059
*	Sleep Number Corp.	665,131	9,864
*	OneWater Marine Inc. Class A	282,871	9,558
*	Xponential Fitness Inc. Class A	741,194	9,554
*	Cooper-Standard Holdings Inc.	482,479	9,428
*	Qurate Retail Inc. Class A	10,684,542	9,354
*	Zumiez Inc.	459,022	9,337
	Aaron's Co. Inc.	853,131	9,282

14

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Build-A-Bear Workshop Inc.	398,931	9,171
*	1-800-Flowers.com Inc. Class A	819,124	8,830
*	Children's Place Inc.	378,236	8,783
*	iHeartMedia Inc. Class A	3,272,276	8,737
*	Stitch Fix Inc. Class A	2,447,324	8,737
*,1	Atlanta Braves Holdings Inc. Class A	201,557	8,623
*	Holley Inc.	1,753,269	8,538
*	National CineMedia Inc.	2,010,420	8,323
*	Citi Trends Inc.	287,674	8,135
	Alta Equipment Group Inc.	655,855	8,113
*	Eastman Kodak Co.	2,070,366	8,074
*	Petco Health & Wellness Co. Inc. Class A	2,513,685	7,943
	Johnson Outdoors Inc. Class A	142,149	7,594
*	JAKKS Pacific Inc.	213,410	7,587
	Carrols Restaurant Group Inc.	945,470	7,450
*,1	Frontier Group Holdings Inc.	1,358,099	7,415
*	J. Jill Inc.	284,934	7,346
	Rocky Brands Inc.	242,614	7,322
*	Destination XL Group Inc.	1,645,333	7,239
*	Rush Street Interactive Inc.	1,587,271	7,127
*	Funko Inc. Class A	918,414	7,099
*	Legacy Housing Corp.	273,001	6,885
*,1	SES AI Corp.	3,668,700	6,714
*	Lincoln Educational Services Corp.	660,298	6,629
	Entravision Communications Corp. Class A	1,589,251	6,627
*,1	Red Robin Gourmet Burgers Inc.	528,783	6,594
*	Playstudios Inc.	2,424,521	6,570
	Weyco Group Inc.	208,741	6,546
	Climb Global Solutions Inc.	119,168	6,534
[1]	Big Lots Inc.	829,589	6,463
	Clarus Corp.	935,808	6,452
*	Vera Bradley Inc.	803,599	6,188
*	Landsea Homes Corp.	470,898	6,188
[1]	Escalade Inc.	306,383	6,155
		Shares	Market Value• ($000)
	Hamilton Beach Brands Holding Co. Class A	344,356	6,023
*	Full House Resorts Inc.	1,115,067	5,988
*	CarParts.com Inc.	1,883,644	5,952
*	American Public Education Inc.	615,683	5,941
*	Selectquote Inc.	4,324,874	5,925
*	Outbrain Inc.	1,344,551	5,889
	Superior Group of Cos. Inc.	435,584	5,880
*	ONE Group Hospitality Inc.	946,750	5,794
*	El Pollo Loco Holdings Inc.	645,328	5,692
*	Tilly's Inc. Class A	737,525	5,561
*,1	Angi Inc. Class A	2,202,894	5,485
*,1	Blink Charging Co.	1,617,867	5,485
*,1	ThredUp Inc. Class A	2,409,149	5,421
*	AMMO Inc.	2,577,445	5,413
	Cricut Inc. Class A	817,539	5,388
*	Nerdy Inc.	1,554,944	5,333
*	Century Casinos Inc.	1,084,503	5,292
	Bassett Furniture Industries Inc.	318,476	5,287
	Lakeland Industries Inc.	278,050	5,155
*	Solo Brands Inc. Class A	833,123	5,132
*,1	RealReal Inc.	2,548,706	5,123
*	Motorcar Parts of America Inc.	536,128	5,007
*	Tile Shop Holdings Inc.	667,742	4,915
*	Noodles & Co. Class A	1,557,750	4,907
*,1	Snap One Holdings Corp.	531,350	4,734
*	Sportsman's Warehouse Holdings Inc.	1,060,404	4,517
*,1	Surf Air Mobility Inc.	2,894,155	4,486
*	LL Flooring Holdings Inc.	1,140,348	4,447
	Nathan's Famous Inc.	56,557	4,412
[1]	Big 5 Sporting Goods Corp.	685,570	4,347
*,1	Vuzix Corp.	2,028,819	4,230
*	VOXX International Corp. Class A	389,401	4,159
*	Emerald Holding Inc.	692,957	4,144
*,1	Canoo Inc.	15,747,112	4,050
*	American Outdoor Brands Inc.	479,165	4,025
	Cato Corp. Class A	551,948	3,941
*	Allbirds Inc. Class A	3,156,493	3,867

15

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	ContextLogic Inc. Class A	619,250	3,685
*	Lands' End Inc.	385,220	3,683
	Townsquare Media Inc. Class A	347,347	3,668
	Acme United Corp.	85,287	3,655
*	Strattec Security Corp.	145,120	3,644
*,1	Mondee Holdings Inc. Class A	1,309,000	3,613
*	Traeger Inc.	1,319,878	3,603
*,1	Reservoir Media Inc.	489,336	3,489
*	Universal Electronics Inc.	344,481	3,235
*	Urban One Inc.	872,038	3,078
*	Biglari Holdings Inc. Class B	18,317	3,021
*,1	2U Inc.	2,445,776	3,008
	Saga Communications Inc. Class A	134,076	2,985
	Marine Products Corp.	255,346	2,911
*	Turtle Beach Corp.	265,654	2,909
*	Superior Industries International Inc.	883,561	2,827
*	Kewaunee Scientific Corp.	96,393	2,802
*	Container Store Group Inc.	1,219,767	2,781
*	Latham Group Inc.	1,051,361	2,765
	Canterbury Park Holding Corp.	133,795	2,735
	Lifetime Brands Inc.	401,793	2,696
	Flexsteel Industries Inc.	141,758	2,672
*	Duluth Holdings Inc. Class B	488,310	2,627
*	Travelzoo	274,335	2,614
*,1	Tupperware Brands Corp.	1,306,065	2,612
*,1	BARK Inc.	3,242,000	2,611
*,1	RumbleON Inc. Class B	319,763	2,603
*	Cumulus Media Inc. Class A	422,698	2,249
*,1	LiveOne Inc.	1,608,595	2,236
*	Fossil Group Inc.	1,471,211	2,148
*,1	Ondas Holdings Inc.	1,363,437	2,086
*	Conn's Inc.	411,902	1,829
*	Barnes & Noble Education Inc.	1,154,766	1,721
*,1	Spruce Power Holding Corp.	388,404	1,717
*	Delta Apparel Inc.	238,958	1,704
[1]	Purple Innovation Inc. Class A	1,645,889	1,695
		Shares	Market Value• ($000)
	CompX International Inc.	64,007	1,618
	Crown Crafts Inc.	322,459	1,599
*	Envela Corp.	323,754	1,573
*,1	Loop Media Inc.	1,562,500	1,563
*	Biglari Holdings Inc. Class A	1,924	1,528
*	Brilliant Earth Group Inc. Class A	381,195	1,418
*,1	Kirkland's Inc.	458,478	1,385
*,1	Lazydays Holdings Inc.	194,354	1,370
*,1	Focus Universal Inc.	932,363	1,361
	Virco Manufacturing Corp.	112,729	1,356
*	Harte Hanks Inc.	194,041	1,318
*	Lee Enterprises Inc.	167,206	1,316
*,1	Kartoon Studios Inc.	940,003	1,307
*,1	Lulu's Fashion Lounge Holdings Inc.	692,559	1,288
*,1	Vacasa Inc. Class A	153,870	1,262
*	Gaia Inc. Class A	447,999	1,210
*	Live Ventures Inc.	45,160	1,147
*,1	Mesa Air Group Inc.	1,084,447	1,095
*,1	Grove Collaborative Holdings	606,752	1,074
*,1	Sonder Holdings Inc.	304,152	1,031
[1]	FAT Brands Inc. Class A	153,984	933
	NL Industries Inc.	159,132	893
*	Good Times Restaurants Inc.	350,945	891
*,1	Rent the Runway Inc. Class A	1,617,196	853
*,1	Reading International Inc. Class A	438,093	837
*,1	Express Inc.	98,917	828
*,1	Owlet Inc.	155,507	821
	Ark Restaurants Corp.	55,702	788
*	Marchex Inc. Class B	565,612	769
*	BowFlex Inc.	987,578	760
	DallasNews Corp.	176,590	754
*,1	Red Cat Holdings Inc.	849,136	747
*,1	Aterian Inc.	2,126,982	741
*,1	FlexShopper Inc.	425,184	710
*,1	Mullen Automotive Inc.	47,497	679
*,1	Fluent Inc.	1,010,603	677
*,1	Regis Corp.	70,385	665
*	CuriosityStream Inc.	986,623	533
*	Koss Corp.	150,699	505
*,1	Envirotech Vehicles Inc.	313,755	414

16

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Dolphin Entertainment Inc.	229,216	392
*,1	Allied Gaming & Entertainment Inc.	342,015	363
*,2	Luby's Inc.	449,752	351
*,1	Cineverse Corp.	242,635	328
*	Xcel Brands Inc.	251,214	324
[1]	Flanigan's Enterprises Inc.	11,919	307
*	Vince Holding Corp.	85,410	296
*,1	Hall of Fame Resort & Entertainment Co.	85,677	278
*	Beasley Broadcast Group Inc. Class A	314,502	276
*	Dixie Group Inc.	359,932	268
*,1	BurgerFi International Inc.	310,543	267
*,1	Charles & Colvard Ltd.	610,246	250
	Jerash Holdings US Inc.	80,817	248
*,1	Sadot Group Inc.	608,212	244
*,1	Inspirato Inc.	55,734	206
*,1	InterGroup Corp.	10,732	196
*,1	United Homes Group Inc.	21,683	183
*,1	XWELL Inc.	104,340	179
*,1	Salem Media Group Inc. Class A	419,347	164
*,1	Sobr Safe Inc.	310,977	146
*,1	JOANN Inc.	323,778	144
*,1	Stran & Co. Inc.	97,248	144
*	Rave Restaurant Group Inc.	46,126	103
[1]	FAT Brands Inc. Class B	17,809	96
*,1	Faraday Future Intelligent Electric Inc. Class A	393,706	91
*	Forward Industries Inc.	117,209	84
*	Twin Vee PowerCats Co.	34,923	49
*	Moving Image Technologies Inc.	48,384	46
*,1	AYRO Inc.	24,804	44
*,2	SRAX Inc.	590,641	41
*	EzFill Holdings Inc.	24,047	39
*	Yunhong Green CTI Ltd.	17,688	38
*	Getaround Inc.	117,845	28
*	SRM Entertainment Inc.	16,042	25
*	GEN Restaurant Group Inc. Class A	2,800	22
*	Emerson Radio Corp.	6,500	4
		Shares	Market Value• ($000)
*	Tandy Leather Factory Inc.	500	2
*	Wilhelmina International Inc.	442	2
*,1,2	Empire Resorts Inc.	96,356	—
			210,349,410
Consumer Staples (4.7%)
	Procter & Gamble Co.	73,967,537	10,839,203
	PepsiCo Inc.	43,131,669	7,325,483
	Coca-Cola Co.	122,030,194	7,191,239
	Philip Morris International Inc.	48,747,332	4,586,149
	CVS Health Corp.	40,406,129	3,190,468
	Mondelez International Inc. Class A	42,730,464	3,094,968
	Altria Group Inc.	55,353,895	2,232,976
	Colgate-Palmolive Co.	25,787,168	2,055,495
	McKesson Corp.	4,174,496	1,932,708
*	Monster Beverage Corp.	22,917,718	1,320,290
	Kimberly-Clark Corp.	10,585,549	1,286,250
	Archer-Daniels-Midland Co.	16,746,061	1,209,401
	General Mills Inc.	18,241,161	1,188,229
	Constellation Brands Inc. Class A	4,906,458	1,186,136
	Kenvue Inc.	54,119,715	1,165,198
	Sysco Corp.	15,798,785	1,155,365
	Cencora Inc.	5,304,363	1,089,410
	Corteva Inc.	22,171,535	1,062,460
	Keurig Dr Pepper Inc.	30,686,046	1,022,459
	Kroger Co.	20,360,209	930,665
	Kraft Heinz Co.	25,011,090	924,910
	Hershey Co.	4,705,718	877,334
	Church & Dwight Co. Inc.	7,714,063	729,442
	Walgreens Boots Alliance Inc.	21,800,031	569,199
	Clorox Co.	3,882,721	553,637
	Brown-Forman Corp. Class B	9,682,517	552,872
	McCormick & Co. Inc. (Non-Voting)	7,884,820	539,479
	Bunge Global SA	5,075,322	512,354
	Lamb Weston Holdings Inc.	4,553,654	492,205
	Kellanova	8,649,740	483,607
	Tyson Foods Inc. Class A	8,959,978	481,599
	Conagra Brands Inc.	15,001,656	429,948
	J M Smucker Co.	3,161,197	399,512
	Molson Coors Beverage Co. Class B	5,672,253	347,199

17

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Performance Food Group Co.	4,895,921	338,553
	Casey's General Stores Inc.	1,171,299	321,803
*	US Foods Holding Corp.	6,973,734	316,677
	Hormel Foods Corp.	8,580,482	275,519
	Campbell Soup Co.	6,066,612	262,260
*	Darling Ingredients Inc.	5,020,693	250,231
*,1	Celsius Holdings Inc.	4,384,104	239,021
*	BellRing Brands Inc.	4,103,119	227,436
	Albertsons Cos. Inc. Class A	9,827,443	226,031
	Ingredion Inc.	2,044,572	221,897
*	Sprouts Farmers Market Inc.	3,194,287	153,677
*	Post Holdings Inc.	1,539,609	135,578
	Coca-Cola Consolidated Inc.	144,888	134,514
*	Freshpet Inc.	1,538,541	133,484
	Flowers Foods Inc.	5,298,033	119,259
*	Simply Good Foods Co.	2,844,191	112,630
	WD-40 Co.	425,094	101,627
	Lancaster Colony Corp.	608,983	101,329
*	Boston Beer Co. Inc. Class A	286,622	99,054
[1]	Brown-Forman Corp. Class A	1,648,803	98,252
	Spectrum Brands Holdings Inc.	1,090,150	86,961
*	Grocery Outlet Holding Corp.	2,787,724	75,157
	Cal-Maine Foods Inc.	1,253,578	71,943
	Primo Water Corp.	4,773,493	71,841
	Energizer Holdings Inc.	2,257,547	71,519
*	TreeHouse Foods Inc.	1,523,930	63,167
	J & J Snack Foods Corp.	367,900	61,491
	Andersons Inc.	1,010,398	58,138
	Edgewell Personal Care Co.	1,547,749	56,694
	Universal Corp.	735,460	49,511
	Vector Group Ltd.	4,172,849	47,070
*	Herbalife Ltd.	3,053,237	46,592
	Reynolds Consumer Products Inc.	1,690,710	45,379
	MGP Ingredients Inc.	449,025	44,238
	Ingles Markets Inc. Class A	442,146	38,188
*	National Beverage Corp.	743,862	36,985
*	Sovos Brands Inc.	1,613,068	35,536
	Utz Brands Inc.	2,062,507	33,495
		Shares	Market Value• ($000)
*	Chefs' Warehouse Inc.	1,119,739	32,954
	Weis Markets Inc.	508,993	32,555
*	Vita Coco Co. Inc.	1,248,717	32,030
	Nu Skin Enterprises Inc. Class A	1,644,073	31,928
*	Pilgrim's Pride Corp.	1,114,855	30,837
*	Hain Celestial Group Inc.	2,798,829	30,647
	WK Kellogg Co.	2,320,989	30,498
*	United Natural Foods Inc.	1,861,429	30,211
	Fresh Del Monte Produce Inc.	1,141,145	29,955
[1]	B&G Foods Inc.	2,716,263	28,521
	Seaboard Corp.	7,493	26,751
	John B Sanfilippo & Son Inc.	238,465	24,571
	SpartanNash Co.	1,017,792	23,358
	Medifast Inc.	337,612	22,694
*	USANA Health Sciences Inc.	340,345	18,243
*,1	Beyond Meat Inc.	1,926,592	17,147
	ACCO Brands Corp.	2,700,003	16,416
	Turning Point Brands Inc.	575,320	15,142
	Calavo Growers Inc.	512,935	15,085
	Tootsie Roll Industries Inc.	452,012	15,025
*	Duckhorn Portfolio Inc.	1,427,054	14,057
*	Mission Produce Inc.	1,350,087	13,622
[1]	Limoneira Co.	586,683	12,103
*,1	Westrock Coffee Co.	1,154,372	11,786
*	Vital Farms Inc.	742,708	11,653
	Oil-Dri Corp. of America	162,617	10,908
*,1	Cibus Inc. Class A	464,861	9,130
*	Seneca Foods Corp. Class A	162,763	8,535
*	Beauty Health Co.	2,693,942	8,378
*	Olaplex Holdings Inc.	3,027,448	7,690
*	Nature's Sunshine Products Inc.	395,918	6,845
	Natural Grocers by Vitamin Cottage Inc.	424,248	6,788
*,1	Lifecore Biomedical Inc.	937,582	5,804
	Village Super Market Inc. Class A	220,062	5,772
*	HF Foods Group Inc.	1,044,744	5,579
*	Honest Co. Inc.	1,538,602	5,077
*	Mama's Creations Inc.	994,476	4,883
	PetMed Express Inc.	640,080	4,839
*	LifeMD Inc.	568,168	4,710

18

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Whole Earth Brands Inc.	1,332,300	4,543
*	GrowGeneration Corp.	1,753,390	4,401
*,1	BRC Inc. Class A	1,202,500	4,365
*,1	Veru Inc.	3,724,907	2,682
*	Lifeway Foods Inc.	172,782	2,317
*,1	ProPhase Labs Inc.	408,045	1,844
*	Farmer Bros Co.	511,916	1,567
	Lifevantage Corp.	253,547	1,521
	AMCON Distributing Co.	7,756	1,512
*,1	PLBY Group Inc.	1,487,321	1,487
*	Zevia PBC Class A	544,118	1,094
*,1	Natural Alternatives International Inc.	162,521	1,043
*	Real Good Food Co. Inc. Class A	562,143	854
*	Willamette Valley Vineyards Inc.	152,433	808
*,1	Benson Hill Inc.	3,980,438	692
*	Vintage Wine Estates Inc.	1,296,027	651
*	Rocky Mountain Chocolate Factory Inc.	128,662	591
*,1	Splash Beverage Group Inc.	950,644	525
*,1	Bridgford Foods Corp.	42,038	460
*	S&W Seed Co.	558,871	391
*,1	Barfresh Food Group Inc.	233,784	374
*,1	Urban-Gro Inc.	227,616	319
*,1	Local Bounti Corp.	130,217	270
	Mannatech Inc.	30,953	243
*,1	AquaBounty Technologies Inc.	45,065	128
	Alico Inc.	4,320	126
*,1	Kaival Brands Innovations Group Inc.	582,869	117
*,1	Maison Solutions Inc. Class A	77,000	106
*,1	22nd Century Group Inc.	247,632	46
*,1	MedAvail Holdings Inc.	4,362	19
*,1	Stryve Foods Inc. Class A	2,189	6
			68,518,415
Energy (4.1%)
	Exxon Mobil Corp.	125,741,000	12,571,585
	Chevron Corp.	56,281,472	8,394,944
	ConocoPhillips	37,278,213	4,326,882
	Schlumberger NV	44,706,076	2,326,504
	EOG Resources Inc.	18,314,751	2,215,169
		Shares	Market Value• ($000)
	Phillips 66	13,815,147	1,839,349
	Marathon Petroleum Corp.	11,917,416	1,768,068
	Pioneer Natural Resources Co.	7,320,701	1,646,279
	Valero Energy Corp.	10,686,807	1,389,285
	Williams Cos. Inc.	38,131,661	1,328,126
	ONEOK Inc.	18,252,480	1,281,689
	Hess Corp.	8,666,210	1,249,321
	Occidental Petroleum Corp.	20,716,100	1,236,958
	Cheniere Energy Inc.	7,093,964	1,211,011
	Baker Hughes Co. Class A	31,517,109	1,077,255
	Kinder Morgan Inc.	59,319,149	1,046,390
	Halliburton Co.	25,324,661	915,487
	Devon Energy Corp.	20,081,157	909,676
	Diamondback Energy Inc.	5,614,964	870,769
	Targa Resources Corp.	7,005,378	608,557
	Coterra Energy Inc.	22,492,038	573,997
*	First Solar Inc.	3,184,010	548,541
*	Enphase Energy Inc.	4,058,333	536,268
	EQT Corp.	12,889,857	498,322
	Marathon Oil Corp.	18,308,764	442,340
	Ovintiv Inc.	8,535,024	374,858
	APA Corp.	9,633,764	345,659
	Texas Pacific Land Corp.	192,838	303,228
	Chesapeake Energy Corp.	3,853,561	296,493
	HF Sinclair Corp.	4,796,487	266,541
	TechnipFMC plc	13,049,762	262,822
	NOV Inc.	12,375,780	250,981
*	Southwestern Energy Co.	34,249,181	224,332
*	Weatherford International plc	2,253,743	220,484
	Range Resources Corp.	7,198,883	219,134
	Permian Resources Corp. Class A	15,268,929	207,657
	Chord Energy Corp.	1,226,339	203,854
	Civitas Resources Inc.	2,931,872	200,481
	Murphy Oil Corp.	4,649,419	198,344
*	Antero Resources Corp.	8,502,420	192,835
	Matador Resources Co.	3,380,394	192,209
	ChampionX Corp.	6,140,698	179,370
	Noble Corp. plc	3,564,751	171,678
	DT Midstream Inc.	3,052,643	167,285
	PBF Energy Inc. Class A	3,441,198	151,275
*	Transocean Ltd.	23,281,326	147,836

19

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	SM Energy Co.	3,697,875	143,182
	Patterson-UTI Energy Inc.	13,183,653	142,383
	Equitrans Midstream Corp.	13,021,268	132,557
	Antero Midstream Corp.	10,496,458	131,521
	Arcosa Inc.	1,527,302	126,216
	California Resources Corp.	2,191,357	119,823
	Magnolia Oil & Gas Corp. Class A	5,570,494	118,596
	Alpha Metallurgical Resources Inc.	335,573	113,732
[1]	New Fortress Energy Inc.	2,923,816	110,316
*	Tidewater Inc.	1,507,898	108,735
	Northern Oil & Gas Inc.	2,801,454	103,850
	Helmerich & Payne Inc.	2,833,474	102,628
	Warrior Met Coal Inc.	1,627,500	99,229
*	CNX Resources Corp.	4,632,686	92,654
	Cactus Inc. Class A	2,037,183	92,488
	Arch Resources Inc.	549,420	91,171
	Liberty Energy Inc. Class A	4,776,711	86,650
	Peabody Energy Corp.	3,525,752	85,746
	Viper Energy Inc. Class A	2,723,497	85,463
*,1	Plug Power Inc.	18,864,450	84,890
*	Shoals Technologies Group Inc. Class A	5,342,466	83,022
*	Array Technologies Inc.	4,516,733	75,881
	CONSOL Energy Inc.	741,722	74,565
	Archrock Inc.	4,689,675	72,221
*	NEXTracker Inc. Class A	1,506,984	70,602
*	Oceaneering International Inc.	3,158,148	67,205
*	Callon Petroleum Co.	1,930,771	62,557
*	Par Pacific Holdings Inc.	1,707,225	62,092
	Sitio Royalties Corp. Class A	2,576,671	60,578
*	Gulfport Energy Corp.	403,753	53,780
	Delek US Holdings Inc.	1,996,486	51,509
*	Talos Energy Inc.	3,481,418	49,541
*	Helix Energy Solutions Group Inc.	4,519,929	46,465
*	Green Plains Inc.	1,777,608	44,831
*,1	Fluence Energy Inc.	1,778,892	42,427
	World Kinect Corp.	1,843,525	41,996
		Shares	Market Value• ($000)
*	Diamond Offshore Drilling Inc.	3,198,220	41,577
*	NOW Inc.	3,493,831	39,550
*	Vital Energy Inc.	834,123	37,944
	CVR Energy Inc.	1,101,317	33,370
[1]	Crescent Energy Co. Class A	2,438,586	32,214
*	Ameresco Inc. Class A	1,012,501	32,066
*	MRC Global Inc.	2,579,179	28,397
[1]	Comstock Resources Inc.	3,136,753	27,760
[1]	Atlas Energy Solutions Inc. Class A	1,611,422	27,749
	SunCoke Energy Inc.	2,522,025	27,087
	Core Laboratories Inc.	1,464,154	25,857
*	ProPetro Holding Corp.	3,073,248	25,754
*	Dril-Quip Inc.	1,087,564	25,308
*,1	ChargePoint Holdings Inc.	9,936,424	23,251
*	Nabors Industries Ltd.	284,778	23,246
[1]	Kinetik Holdings Inc. Class A	684,135	22,850
*,1	NextDecade Corp.	4,771,090	22,758
*,1	FuelCell Energy Inc.	14,142,790	22,628
*	REX American Resources Corp.	477,153	22,569
	RPC Inc.	3,025,849	22,028
*	Centrus Energy Corp. Class A	394,915	21,487
*	SilverBow Resources Inc.	678,107	19,719
*	Bristow Group Inc. Class A	696,250	19,683
	Select Water Solutions Inc. Class A	2,504,296	19,008
*,1	Stem Inc.	4,714,276	18,291
*	TETRA Technologies Inc.	3,630,548	16,410
*	Newpark Resources Inc.	2,449,089	16,262
	Vitesse Energy Inc.	730,922	16,000
*	Montauk Renewables Inc.	1,737,042	15,477
	VAALCO Energy Inc.	3,343,681	15,013
	Berry Corp.	1,914,730	13,461
*,1	SunPower Corp.	2,745,685	13,262
*,1	Tellurian Inc.	17,249,662	13,034
	Kodiak Gas Services Inc.	637,940	12,810
	SandRidge Energy Inc.	933,349	12,759
[1]	HighPeak Energy Inc.	884,700	12,598

20

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Oil States International Inc.	1,847,876	12,547
[1]	Ramaco Resources Inc. Class A	701,380	12,050
*,1	EVgo Inc. Class A	3,179,153	11,381
*	DMC Global Inc.	540,379	10,170
	W&T Offshore Inc.	2,896,052	9,441
*	SEACOR Marine Holdings Inc.	735,140	9,255
*	American Superconductor Corp.	824,756	9,188
*,1	Gevo Inc.	6,871,435	7,971
*	Matrix Service Co.	785,548	7,683
	Solaris Oilfield Infrastructure Inc. Class A	935,530	7,447
*	Forum Energy Technologies Inc.	324,803	7,201
*	Hallador Energy Co.	722,014	6,383
*	Amplify Energy Corp.	1,044,290	6,193
	Riley Exploration Permian Inc.	222,250	6,054
	Granite Ridge Resources Inc.	1,004,600	6,048
*	Geospace Technologies Corp.	460,675	5,970
*,1	Aemetis Inc.	1,111,968	5,827
*,1	ProFrac Holding Corp. Class A	655,619	5,560
	Evolution Petroleum Corp.	895,061	5,200
*,1	TPI Composites Inc.	1,239,552	5,132
*	Natural Gas Services Group Inc.	310,277	4,989
*,1	Solid Power Inc.	3,190,948	4,627
	NACCO Industries Inc. Class A	121,068	4,419
*	KLX Energy Services Holdings Inc.	389,409	4,385
	Ranger Energy Services Inc. Class A	406,911	4,163
*,1	Ring Energy Inc.	2,669,972	3,898
	PHX Minerals Inc.	1,009,748	3,251
[1]	Epsilon Energy Ltd.	638,076	3,241
*,1	American Resources Corp.	1,873,823	2,792
*	OPAL Fuels Inc. Class A	490,434	2,707
*,1	Empire Petroleum Corp.	238,346	2,619
*,1	Beam Global	317,644	2,252
*	Battalion Oil Corp.	223,426	2,147
*,1	PrimeEnergy Resources Corp.	19,756	2,101
		Shares	Market Value• ($000)
*,1	ESS Tech Inc.	1,593,000	1,816
	Ramaco Resources Inc. Class B	135,153	1,799
*	Smart Sand Inc.	860,390	1,661
*,1	Nine Energy Service Inc.	609,231	1,633
*	Gulf Island Fabrication Inc.	358,485	1,552
*	Profire Energy Inc.	830,050	1,502
*	Mammoth Energy Services Inc.	308,591	1,376
*	Ideal Power Inc.	177,061	1,374
	Energy Services of America Corp.	200,540	1,199
*,1	Flotek Industries Inc.	305,077	1,196
*,1	FTC Solar Inc.	1,574,728	1,091
[1]	Enviva Inc.	928,942	925
	Adams Resources & Energy Inc.	31,232	818
*,1	Stabilis Solutions Inc.	169,932	705
	Barnwell Industries Inc.	267,900	651
*	PEDEVCO Corp.	768,132	592
*,1	Independence Contract Drilling Inc.	225,114	552
*,1	Houston American Energy Corp.	231,528	414
	Mexco Energy Corp.	44,605	407
*,1	Ocean Power Technologies Inc.	1,001,472	316
*,1	Sunworks Inc.	1,299,138	305
*,1	Dawson Geophysical Co.	163,584	299
*	Superior Drilling Products Inc.	258,628	185
*,1	Advent Technologies Holdings Inc.	760,618	169
	US Energy Corp.	133,545	134
*,1	Camber Energy Inc.	332,001	76
*	Pineapple Energy Inc.	95,645	57
*	NCS Multistage Holdings Inc.	1,912	33
			59,767,596
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	55,960,019	19,958,700
	JPMorgan Chase & Co.	90,715,286	15,430,670
	Bank of America Corp.	211,026,559	7,105,264
	Wells Fargo & Co.	113,959,217	5,609,073
	S&P Global Inc.	9,938,743	4,378,215
	Goldman Sachs Group Inc.	9,380,537	3,618,730
	Morgan Stanley	38,628,950	3,602,150

21

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	BlackRock Inc.	4,198,995	3,408,744
	Charles Schwab Corp.	44,500,704	3,061,648
	Marsh & McLennan Cos. Inc.	15,457,336	2,928,701
	Progressive Corp.	18,381,600	2,927,821
	Blackstone Inc.	22,312,200	2,921,113
	Citigroup Inc.	56,307,325	2,896,449
	Chubb Ltd.	12,810,982	2,895,282
	CME Group Inc.	11,295,900	2,378,917
	Intercontinental Exchange Inc.	17,952,621	2,305,655
	US Bancorp	48,877,749	2,115,429
	PNC Financial Services Group Inc.	12,503,943	1,936,236
	Moody's Corp.	4,878,274	1,905,259
	Aon plc Class A	5,972,498	1,738,116
	KKR & Co. Inc.	20,867,825	1,728,899
	Truist Financial Corp.	41,889,412	1,546,557
	Arthur J Gallagher & Co.	6,789,146	1,526,743
	Aflac Inc.	18,328,770	1,512,124
	American International Group Inc.	22,029,284	1,492,484
	Travelers Cos. Inc.	7,181,982	1,368,096
	MSCI Inc. Class A	2,355,676	1,332,488
	Bank of New York Mellon Corp.	24,131,039	1,256,021
	Ameriprise Financial Inc.	3,170,574	1,204,279
	Prudential Financial Inc.	11,329,886	1,175,022
	Apollo Global Management Inc.	12,495,132	1,164,421
	MetLife Inc.	17,438,256	1,153,192
	Allstate Corp.	8,215,350	1,149,985
	Discover Financial Services	7,866,556	884,201
*	Coinbase Global Inc. Class A	4,824,495	839,076
*	Arch Capital Group Ltd.	11,112,943	825,358
	Willis Towers Watson plc	3,250,003	783,901
	Broadridge Financial Solutions Inc.	3,695,680	760,386
	Hartford Financial Services Group Inc.	9,432,663	758,197
	T. Rowe Price Group Inc.	7,016,831	755,643
	Nasdaq Inc.	12,711,425	739,042
	Fifth Third Bancorp	21,385,315	737,580
	State Street Corp.	9,225,900	714,638
	M&T Bank Corp.	5,208,043	713,919
	Raymond James Financial Inc.	5,896,988	657,514
		Shares	Market Value• ($000)
	Ares Management Corp. Class A	5,275,406	627,351
	Principal Financial Group Inc.	7,512,694	591,024
	Cboe Global Markets Inc.	3,304,755	590,097
	Huntington Bancshares Inc.	45,303,021	576,254
*	Berkshire Hathaway Inc. Class A	1,051	570,299
	FactSet Research Systems Inc.	1,190,901	568,119
	Regions Financial Corp.	29,191,495	565,731
*	Markel Group Inc.	394,366	559,960
	LPL Financial Holdings Inc.	2,370,573	539,590
	Northern Trust Corp.	6,168,982	520,539
	Brown & Brown Inc.	7,177,212	510,372
	Cincinnati Financial Corp.	4,916,035	508,613
	Everest Group Ltd.	1,360,655	481,100
	Citizens Financial Group Inc.	13,880,377	459,996
	First Citizens BancShares Inc. Class A	316,931	449,716
	W R Berkley Corp.	6,054,434	428,170
	KeyCorp	29,488,147	424,629
	Fidelity National Financial Inc.	8,095,927	413,054
	Loews Corp.	5,566,684	387,386
	Equitable Holdings Inc.	10,622,456	353,728
	MarketAxess Holdings Inc.	1,193,070	349,391
	Globe Life Inc.	2,792,645	339,921
	Reinsurance Group of America Inc.	2,070,383	334,947
	Tradeweb Markets Inc. Class A	3,597,954	326,982
	Carlyle Group Inc.	7,976,682	324,571
	RenaissanceRe Holdings Ltd.	1,653,901	324,165
	East West Bancorp Inc.	4,433,484	318,989
	Annaly Capital Management Inc.	15,853,352	307,079
	Ally Financial Inc.	8,469,124	295,742
	Assurant Inc.	1,660,179	279,724
	Webster Financial Corp.	5,423,284	275,286
*,1	SoFi Technologies Inc.	27,222,334	270,862
	Erie Indemnity Co. Class A	799,295	267,700

22

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	American Financial Group Inc.	2,229,453	265,060
	Interactive Brokers Group Inc. Class A	3,178,400	263,489
	Franklin Resources Inc.	8,586,125	255,781
	First Horizon Corp.	17,528,794	248,208
	Invesco Ltd.	13,771,835	245,690
	Voya Financial Inc.	3,310,981	241,569
*	Robinhood Markets Inc. Class A	18,634,684	237,406
	Unum Group	5,206,991	235,460
	SEI Investments Co.	3,661,513	232,689
	Old Republic International Corp.	7,903,704	232,369
	Kinsale Capital Group Inc.	691,796	231,689
	Comerica Inc.	4,123,000	230,105
	Morningstar Inc.	803,775	230,073
	Primerica Inc.	1,095,602	225,431
	New York Community Bancorp Inc.	21,421,737	219,144
	Western Alliance Bancorp	3,260,585	214,514
	Blue Owl Capital Inc. Class A	14,356,656	213,914
	Stifel Financial Corp.	3,016,293	208,577
[1]	AGNC Investment Corp.	20,946,116	205,481
	Zions Bancorp NA	4,647,119	203,869
	SouthState Corp.	2,382,493	201,202
	Pinnacle Financial Partners Inc.	2,302,546	200,828
	Commerce Bancshares Inc.	3,731,621	199,306
	First American Financial Corp.	3,073,507	198,057
	Cullen/Frost Bankers Inc.	1,817,890	197,223
	Houlihan Lokey Inc. Class A	1,628,749	195,303
[1]	Starwood Property Trust Inc.	9,281,318	195,093
	Prosperity Bancshares Inc.	2,796,395	189,400
	Selective Insurance Group Inc.	1,902,285	189,239
	Jefferies Financial Group Inc.	4,637,688	187,409
	Popular Inc.	2,269,437	186,253
	OneMain Holdings Inc.	3,769,704	185,469
	Evercore Inc. Class A	1,070,476	183,105
	RLI Corp.	1,354,950	180,371
	Bank OZK	3,578,146	178,299
		Shares	Market Value• ($000)
	Wintrust Financial Corp.	1,912,930	177,424
	Columbia Banking System Inc.	6,542,542	174,555
	Cadence Bank	5,763,236	170,534
	MGIC Investment Corp.	8,750,300	168,793
	Essent Group Ltd.	3,138,176	165,507
	Synovus Financial Corp.	4,364,048	164,306
	United Bankshares Inc.	4,241,350	159,263
	Rithm Capital Corp.	14,886,706	158,990
*,1	Marathon Digital Holdings Inc.	6,679,783	156,908
	Affiliated Managers Group Inc.	1,033,290	156,461
	Old National Bancorp	9,180,985	155,067
	FNB Corp.	11,244,311	154,834
	Corebridge Financial Inc.	6,913,340	149,743
	Valley National Bancorp	13,572,293	147,395
	Home BancShares Inc.	5,785,274	146,541
	Glacier Bancorp Inc.	3,490,659	144,234
	Lincoln National Corp.	5,310,535	143,225
	SLM Corp.	7,222,660	138,097
	Radian Group Inc.	4,727,530	134,971
*	American Equity Investment Life Holding Co.	2,415,443	134,782
*	Ryan Specialty Holdings Inc. Class A	3,128,426	134,585
	Axis Capital Holdings Ltd.	2,400,377	132,909
	FirstCash Holdings Inc.	1,212,666	131,441
	First Financial Bankshares Inc.	4,269,541	129,367
*	Mr Cooper Group Inc.	1,969,975	128,285
	Jackson Financial Inc. Class A	2,486,629	127,315
	Assured Guaranty Ltd.	1,678,489	125,601
	Hamilton Lane Inc. Class A	1,103,726	125,207
	Janus Henderson Group plc	4,132,505	124,595
	Hancock Whitney Corp.	2,563,770	124,574
	Hanover Insurance Group Inc.	1,010,971	122,752
	Moelis & Co. Class A	2,134,419	119,805
*	Enstar Group Ltd.	404,319	119,011

23

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Lazard Ltd. Class A	3,363,039	117,034
	White Mountains Insurance Group Ltd.	76,901	115,737
	Ameris Bancorp	2,098,444	111,322
[1]	Blackstone Mortgage Trust Inc. Class A	5,198,296	110,568
	Walker & Dunlop Inc.	986,437	109,504
*	Brighthouse Financial Inc.	2,061,205	109,079
	United Community Banks Inc.	3,555,927	104,046
	ServisFirst Bancshares Inc.	1,544,023	102,878
	UMB Financial Corp.	1,226,359	102,462
*	Texas Capital Bancshares Inc.	1,512,894	97,778
	Cathay General Bancorp	2,176,762	97,018
*,1	Riot Platforms Inc.	6,210,523	96,077
	Associated Banc-Corp	4,470,347	95,621
	International Bancshares Corp.	1,759,816	95,593
	CNO Financial Group Inc.	3,421,522	95,460
	Artisan Partners Asset Management Inc. Class A	2,122,843	93,787
	Piper Sandler Cos.	535,561	93,654
	Kemper Corp.	1,921,292	93,509
*	Genworth Financial Inc. Class A	13,806,986	92,231
	First Hawaiian Inc.	4,029,346	92,111
*,1	Upstart Holdings Inc.	2,237,848	91,438
*	Axos Financial Inc.	1,662,755	90,786
	Bank of Hawaii Corp.	1,250,932	90,643
	First Interstate BancSystem Inc. Class A	2,939,739	90,397
	TPG Inc. Class A	2,072,871	89,486
	WSFS Financial Corp.	1,938,156	89,019
	Federated Hermes Inc. Class B	2,614,392	88,523
	Community Bank System Inc.	1,688,469	87,986
	Pacific Premier Bancorp Inc.	3,013,123	87,712
	Independent Bank Corp.	1,327,970	87,394
	First Bancorp	5,272,270	86,729
	Atlantic Union Bankshares Corp.	2,368,116	86,531
*	Credit Acceptance Corp.	161,035	85,788
		Shares	Market Value• ($000)
	Fulton Financial Corp.	5,203,897	85,656
	CVB Financial Corp.	4,241,821	85,642
	BGC Group Inc. Class A	11,775,831	85,021
*	Clearwater Analytics Holdings Inc. Class A	3,948,529	79,089
*	NMI Holdings Inc. Class A	2,611,555	77,511
	BankUnited Inc.	2,388,475	77,458
	Seacoast Banking Corp. of Florida	2,695,122	76,703
	Simmons First National Corp. Class A	3,802,363	75,439
[1]	Arbor Realty Trust Inc.	4,834,620	73,390
	Eastern Bankshares Inc.	5,005,394	71,077
	PennyMac Financial Services Inc.	802,766	70,940
	PJT Partners Inc. Class A	694,322	70,731
	First Merchants Corp.	1,857,218	68,866
	WaFd Inc.	2,057,503	67,815
	First Financial Bancorp	2,817,524	66,916
	Towne Bank	2,122,686	63,171
	BOK Financial Corp.	736,866	63,113
*	StoneX Group Inc.	828,785	61,189
	Park National Corp.	457,960	60,845
*	Bancorp Inc.	1,562,705	60,258
*,1	Rocket Cos. Inc. Class A	4,074,451	58,998
	NBT Bancorp Inc.	1,401,918	58,754
	Cohen & Steers Inc.	770,629	58,360
	Banner Corp.	1,079,019	57,792
	Virtu Financial Inc. Class A	2,823,145	57,197
	OFG Bancorp	1,510,460	56,612
	Independent Bank Group Inc.	1,110,951	56,525
*	Triumph Financial Inc.	701,794	56,270
	Renasant Corp.	1,669,901	56,242
	BancFirst Corp.	576,481	56,109
	WesBanco Inc.	1,776,472	55,728
[1]	Ready Capital Corp.	5,389,324	55,241
	StepStone Group Inc. Class A	1,695,189	53,958
	Banc of California Inc.	3,978,554	53,432
	Virtus Investment Partners Inc.	215,598	52,123
	Apollo Commercial Real Estate Finance Inc.	4,416,882	51,854
	Federal Agricultural Mortgage Corp. Class C	270,904	51,802

24

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Hilltop Holdings Inc.	1,437,585	50,617
	Stewart Information Services Corp.	852,559	50,088
	Claros Mortgage Trust Inc.	3,665,552	49,961
	Northwest Bancshares Inc.	3,989,936	49,794
	Enterprise Financial Services Corp.	1,103,275	49,261
	Lakeland Financial Corp.	752,901	49,059
*	Goosehead Insurance Inc. Class A	645,903	48,959
	First Commonwealth Financial Corp.	3,163,276	48,841
	City Holding Co.	437,529	48,242
*	Customers Bancorp Inc.	835,298	48,130
*	BRP Group Inc. Class A	1,998,235	47,998
	Live Oak Bancshares Inc.	1,034,676	47,078
	Trustmark Corp.	1,687,931	47,060
	Navient Corp.	2,513,015	46,792
*	Enova International Inc.	843,965	46,722
	First Bancorp (XNGS)	1,237,620	45,804
	Westamerica Bancorp	791,697	44,660
	FB Financial Corp.	1,116,367	44,487
	Pathward Financial Inc.	839,479	44,434
	National Bank Holdings Corp. Class A	1,172,694	43,612
*	Oscar Health Inc. Class A	4,685,148	42,869
	Horace Mann Educators Corp.	1,309,876	42,833
	Hope Bancorp Inc.	3,494,977	42,219
	Heartland Financial USA Inc.	1,120,449	42,140
	Stock Yards Bancorp Inc.	818,043	42,121
	Compass Diversified Holdings	1,867,334	41,922
	Two Harbors Investment Corp.	2,970,456	41,378
	PennyMac Mortgage Investment Trust	2,763,682	41,317
	Victory Capital Holdings Inc. Class A	1,198,838	41,288
	First Busey Corp.	1,657,232	41,132
	Ladder Capital Corp. Class A	3,555,544	40,924
		Shares	Market Value• ($000)
*	Palomar Holdings Inc.	734,361	40,757
	Provident Financial Services Inc.	2,230,718	40,220
	Safehold Inc.	1,659,651	38,836
	S&T Bancorp Inc.	1,140,060	38,101
	Stellar Bancorp Inc.	1,365,491	38,015
	Veritex Holdings Inc.	1,607,760	37,413
*	Cannae Holdings Inc.	1,883,947	36,756
	Chimera Investment Corp.	7,339,545	36,624
	Sandy Spring Bancorp Inc.	1,325,600	36,109
	Peoples Bancorp Inc.	1,058,510	35,735
	MFA Financial Inc.	3,141,703	35,407
*	Encore Capital Group Inc.	680,681	34,545
	Nelnet Inc. Class A	390,170	34,421
	Safety Insurance Group Inc.	449,806	34,181
*	SiriusPoint Ltd.	2,946,652	34,181
	BrightSpire Capital Inc. Class A	4,543,526	33,804
	Employers Holdings Inc.	848,434	33,428
	Franklin BSP Realty Trust Inc.	2,472,504	33,404
*	Skyward Specialty Insurance Group Inc.	985,265	33,381
	TriCo Bancshares	765,759	32,905
	Origin Bancorp Inc.	913,084	32,478
	Mercury General Corp.	867,129	32,353
	Berkshire Hills Bancorp Inc.	1,296,581	32,194
	Nicolet Bankshares Inc.	393,817	31,694
	OceanFirst Financial Corp.	1,779,868	30,898
*	PRA Group Inc.	1,170,822	30,676
	QCR Holdings Inc.	514,779	30,058
*,1	Trupanion Inc.	981,307	29,940
[1]	ARMOUR Residential REIT Inc.	1,541,014	29,772
[1]	Ellington Financial Inc.	2,341,448	29,760
	Dime Community Bancshares Inc.	1,101,151	29,654
*	LendingClub Corp.	3,283,854	28,701
	Eagle Bancorp Inc.	951,714	28,685
	Enact Holdings Inc.	988,708	28,564
	Southside Bancshares Inc.	911,789	28,557
	AMERISAFE Inc.	609,096	28,493
	Preferred Bank	389,302	28,438
	National Western Life Group Inc. Class A	58,275	28,148

25

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Brookline Bancorp Inc.	2,542,527	27,739
	Lakeland Bancorp Inc.	1,862,506	27,546
	ConnectOne Bancorp Inc.	1,192,696	27,325
	German American Bancorp Inc.	840,496	27,240
*,1	Lemonade Inc.	1,674,937	27,017
	WisdomTree Inc.	3,780,368	26,198
	Redwood Trust Inc.	3,489,302	25,856
	Premier Financial Corp.	1,072,357	25,844
	First Bancshares Inc.	874,751	25,656
	Capitol Federal Financial Inc.	3,952,960	25,497
	TFS Financial Corp.	1,714,510	25,186
[1]	F&G Annuities & Life Inc.	544,128	25,030
*	Open Lending Corp.	2,935,132	24,978
	New York Mortgage Trust Inc.	2,825,845	24,104
	Bank First Corp.	277,228	24,025
	Heritage Financial Corp.	1,102,412	23,581
	Amerant Bancorp Inc. Class A	951,334	23,374
	1st Source Corp.	425,256	23,368
	First Mid Bancshares Inc.	671,439	23,272
*	Ambac Financial Group Inc.	1,386,506	22,850
	ProAssurance Corp.	1,647,124	22,714
	Community Trust Bancorp Inc.	515,007	22,588
[1]	UWM Holdings Corp. Class A	3,092,429	22,111
	Dynex Capital Inc.	1,723,960	21,584
	Old Second Bancorp Inc.	1,367,182	21,109
	Tompkins Financial Corp.	345,569	20,814
[1]	HCI Group Inc.	225,301	19,691
	KKR Real Estate Finance Trust Inc.	1,451,080	19,198
*	AssetMark Financial Holdings Inc.	640,865	19,194
	Brightsphere Investment Group Inc.	981,747	18,810
	Hanmi Financial Corp.	968,596	18,791
	Business First Bancshares Inc.	759,255	18,716
	Univest Financial Corp.	848,090	18,683
		Shares	Market Value• ($000)
	Amalgamated Financial Corp.	689,657	18,579
	Merchants Bancorp	434,604	18,505
	Farmers National Banc Corp.	1,273,130	18,397
	Byline Bancorp Inc.	777,481	18,317
	Great Southern Bancorp Inc.	302,904	17,977
	Mercantile Bank Corp.	445,144	17,975
	Washington Trust Bancorp Inc.	552,876	17,902
[1]	Orchid Island Capital Inc.	2,091,609	17,632
*	Metropolitan Bank Holding Corp.	311,071	17,227
	TrustCo Bank Corp.	550,930	17,106
	Heritage Commerce Corp.	1,711,952	16,983
	Midland States Bancorp Inc.	614,037	16,923
*	Columbia Financial Inc.	872,234	16,817
	Kearny Financial Corp.	1,871,083	16,784
	HarborOne Bancorp Inc.	1,385,460	16,598
	Southern Missouri Bancorp Inc.	310,151	16,559
*	CrossFirst Bankshares Inc.	1,202,409	16,329
	Horizon Bancorp Inc.	1,130,130	16,172
	Northfield Bancorp Inc.	1,279,932	16,102
	Central Pacific Financial Corp.	801,026	15,764
	First Community Bankshares Inc.	423,255	15,703
	Independent Bank Corp. (Michigan)	599,260	15,593
	Cambridge Bancorp	222,214	15,422
	Camden National Corp.	403,181	15,172
	First Foundation Inc.	1,567,086	15,169
	Equity Bancshares Inc. Class A	443,588	15,038
	American National Bankshares Inc.	302,173	14,731
	Peapack-Gladstone Financial Corp.	493,833	14,726
	HomeTrust Bancshares Inc.	539,258	14,517
	Diamond Hill Investment Group Inc.	87,521	14,493
	United Fire Group Inc.	714,514	14,376

26

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	EZCORP Inc. Class A	1,624,375	14,197
	Republic Bancorp Inc. Class A	253,793	13,999
	P10 Inc. Class A	1,343,205	13,728
*	Coastal Financial Corp.	308,378	13,695
	Flushing Financial Corp.	829,310	13,667
	Shore Bancshares Inc.	944,911	13,465
	Metrocity Bankshares Inc.	558,211	13,408
	CNB Financial Corp.	588,697	13,299
	Universal Insurance Holdings Inc.	826,787	13,212
	First Financial Corp.	303,927	13,078
	GCM Grosvenor Inc. Class A	1,437,229	12,878
[1]	Burke & Herbert Financial Services Corp.	202,900	12,762
	Tiptree Inc. Class A	651,681	12,356
*	World Acceptance Corp.	94,353	12,316
	Bar Harbor Bankshares	412,183	12,102
[1]	B. Riley Financial Inc.	573,323	12,034
	Alerus Financial Corp.	537,268	12,029
	Arrow Financial Corp.	425,176	11,879
	TPG RE Finance Trust Inc.	1,817,114	11,811
[1]	Invesco Mortgage Capital Inc.	1,324,933	11,739
[1]	NewtekOne Inc.	847,975	11,702
	Capital City Bank Group Inc.	397,180	11,689
	Northeast Bank	206,474	11,395
	First Bank	770,907	11,332
	ACNB Corp.	240,241	10,753
*,1	Forge Global Holdings Inc.	3,118,181	10,695
*	Carter Bankshares Inc.	712,025	10,659
*	LendingTree Inc.	347,613	10,540
	Macatawa Bank Corp.	925,613	10,441
	Hingham Institution For Savings	53,653	10,430
	SmartFinancial Inc.	423,631	10,375
	Esquire Financial Holdings Inc.	206,705	10,327
	Northrim Bancorp Inc.	176,916	10,121
	Bank of Marin Bancorp	447,868	9,862
	BayCom Corp.	415,597	9,804
		Shares	Market Value• ($000)
	Crawford & Co. Class B	747,804	9,781
	Financial Institutions Inc.	450,573	9,597
	Orrstown Financial Services Inc.	324,496	9,573
	Granite Point Mortgage Trust Inc.	1,592,579	9,460
	Capstar Financial Holdings Inc.	501,635	9,401
	Summit Financial Group Inc.	304,535	9,346
	Citizens & Northern Corp.	410,526	9,208
	Civista Bancshares Inc.	497,943	9,182
	Mid Penn Bancorp Inc.	374,344	9,089
*	Southern California Bancorp	523,200	9,078
	Sierra Bancorp	399,592	9,011
	First of Long Island Corp.	676,836	8,961
*	Greenlight Capital Re Ltd. Class A	776,574	8,868
	First Bancorp Inc.	312,385	8,815
	West Bancorp Inc.	414,402	8,785
	Peoples Financial Services Corp.	179,285	8,731
	FS Bancorp Inc.	235,608	8,708
	Home Bancorp Inc.	206,339	8,668
	Primis Financial Corp.	682,667	8,643
	Waterstone Financial Inc.	604,252	8,580
	Citizens Financial Services Inc.	131,902	8,537
	James River Group Holdings Ltd.	921,185	8,512
	South Plains Financial Inc.	292,506	8,471
	MBIA Inc.	1,382,103	8,458
	First Business Financial Services Inc.	210,016	8,422
	Codorus Valley Bancorp Inc.	327,297	8,412
*	Southern First Bancshares Inc.	226,710	8,411
	RBB Bancorp	440,333	8,384
	Unity Bancorp Inc.	282,715	8,366
	Farmers & Merchants Bancorp Inc.	333,453	8,270
	Guaranty Bancshares Inc.	245,483	8,253
	Enterprise Bancorp Inc.	255,668	8,248

27

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	NexPoint Diversified Real Estate Trust	1,031,167	8,198
	MidWestOne Financial Group Inc.	298,754	8,039
	Donegal Group Inc. Class A	562,139	7,864
	John Marshall Bancorp Inc.	346,600	7,819
*	Bridgewater Bancshares Inc.	574,377	7,766
	Fidelity D&D Bancorp Inc.	132,823	7,708
	Five Star Bancorp	293,908	7,694
	Norwood Financial Corp.	233,197	7,675
	Timberland Bancorp Inc.	242,733	7,636
*	Blue Foundry Bancorp	782,802	7,570
[1]	Chicago Atlantic Real Estate Finance Inc.	466,820	7,553
	Middlefield Banc Corp.	232,314	7,520
	Central Valley Community Bancorp	335,244	7,493
	PCB Bancorp	401,511	7,400
	Colony Bankcorp Inc.	550,804	7,326
*	FVCBankcorp Inc.	514,940	7,312
*	Third Coast Bancshares Inc.	367,175	7,296
	Oak Valley Bancorp	239,900	7,185
	Red River Bancshares Inc.	127,746	7,168
*	eHealth Inc.	816,369	7,119
	Plumas Bancorp	168,907	6,984
[1]	Medallion Financial Corp.	698,986	6,885
	Princeton Bancorp Inc.	191,688	6,882
	MVB Financial Corp.	303,098	6,838
	C&F Financial Corp.	99,227	6,766
	Orange County Bancorp Inc.	111,832	6,737
	Virginia National Bankshares Corp.	195,778	6,731
	Oppenheimer Holdings Inc. Class A	158,975	6,569
[1]	AFC Gamma Inc.	544,493	6,550
	Ames National Corp.	304,055	6,489
	HBT Financial Inc.	305,390	6,447
	Seven Hills Realty Trust	482,900	6,249
	Western New England Bancorp Inc.	692,944	6,236
		Shares	Market Value• ($000)
	National Bankshares Inc.	192,376	6,223
	Parke Bancorp Inc.	306,015	6,197
	ChoiceOne Financial Services Inc.	210,670	6,173
	AG Mortgage Investment Trust Inc.	965,155	6,129
	Investors Title Co.	37,598	6,096
	Bankwell Financial Group Inc.	201,545	6,083
[1]	Sachem Capital Corp.	1,619,896	6,058
*	Ponce Financial Group Inc.	620,432	6,055
	Capital Bancorp Inc.	250,159	6,054
	Southern States Bancshares Inc.	206,492	6,046
*	Sterling Bancorp Inc.	1,047,247	6,043
	First Internet Bancorp	247,933	5,997
	LINKBANCORP Inc.	752,326	5,996
*	Ocwen Financial Corp.	193,274	5,945
	Greene County Bancorp Inc.	210,368	5,932
	Regional Management Corp.	234,220	5,874
	MainStreet Bancshares Inc.	235,247	5,836
	Silvercrest Asset Management Group Inc. Class A	330,416	5,617
	Northeast Community Bancorp Inc.	315,219	5,592
	BCB Bancorp Inc.	430,285	5,529
	HomeStreet Inc.	535,464	5,515
	First Community Corp.	254,872	5,487
*	California Bancorp	219,318	5,430
	Chemung Financial Corp.	107,126	5,335
	LCNB Corp.	335,831	5,296
	Peoples Bancorp of North Carolina Inc.	172,294	5,202
	Evans Bancorp Inc.	164,147	5,176
	ESSA Bancorp Inc.	257,669	5,159
	Meridian Corp.	367,884	5,114
*,1	Hagerty Inc. Class A	651,800	5,084
[1]	Angel Oak Mortgage REIT Inc.	472,039	5,004
*	Pioneer Bancorp Inc.	497,336	4,978
	Investar Holding Corp.	331,586	4,944
*	Provident Bancorp Inc.	470,772	4,741
*	Heritage Insurance Holdings Inc.	724,037	4,721

28

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	OP Bancorp	427,154	4,677
*	NI Holdings Inc.	346,693	4,504
	First United Corp.	188,849	4,440
*	First Western Financial Inc.	222,640	4,415
	Penns Woods Bancorp Inc.	190,732	4,293
*,1	American Coastal Insurance Corp.	440,681	4,169
	Hawthorn Bancshares Inc.	164,209	4,166
	Eagle Bancorp Montana Inc.	257,546	4,067
*,1	Bakkt Holdings Inc.	1,805,265	4,026
	Bank7 Corp.	146,279	4,001
	First Northwest Bancorp	246,872	3,935
*	Heritage Global Inc.	1,401,176	3,895
	William Penn Bancorp	318,150	3,885
*	Velocity Financial Inc.	225,504	3,883
	Guild Holdings Co. Class A	272,500	3,840
*	ECB Bancorp Inc.	306,402	3,836
	Federal Agricultural Mortgage Corp. Class A	24,386	3,832
	Nexpoint Real Estate Finance Inc.	241,453	3,803
*,1	Citizens Inc. Class A	1,402,435	3,773
*	Oportun Financial Corp.	960,206	3,754
	Great Ajax Corp.	691,162	3,663
	Riverview Bancorp Inc.	571,750	3,659
*,1	Hippo Holdings Inc.	399,918	3,647
	First National Corp.	165,138	3,592
	Westwood Holdings Group Inc.	277,674	3,490
[1]	Cherry Hill Mortgage Investment Corp.	845,975	3,418
*	loanDepot Inc. Class A	961,855	3,386
*	Maiden Holdings Ltd.	1,475,921	3,380
	BankFinancial Corp.	328,418	3,370
*	Luther Burbank Corp.	304,937	3,266
	First Financial Northwest Inc.	230,131	3,102
[1]	Ellington Residential Mortgage REIT	486,682	2,983
	United Security Bancshares	353,209	2,970
*,1	Consumer Portfolio Services Inc.	316,832	2,969
[1]	BV Financial Inc.	207,878	2,948
*	Finwise Bancorp	200,082	2,863
*,1	Caret Holdings Inc. Class A	270,892	2,839
		Shares	Market Value• ($000)
	Union Bankshares Inc.	92,353	2,831
*,1	OppFi Inc.	543,794	2,784
*	Security National Financial Corp. Class A	308,551	2,777
	First Savings Financial Group Inc.	159,427	2,678
	Franklin Financial Services Corp.	82,388	2,599
	Finward Bancorp	101,400	2,535
	Territorial Bancorp Inc.	226,146	2,522
*,1	SWK Holdings Corp.	138,755	2,432
*	ACRES Commercial Realty Corp.	245,355	2,360
*,3	1895 Bancorp of Wisconsin Inc.	331,179	2,291
*	USCB Financial Holdings Inc.	185,252	2,269
	Provident Financial Holdings Inc.	178,916	2,256
	Summit State Bank	181,477	2,178
	Old Point Financial Corp.	119,700	2,122
	TC Bancshares Inc.	151,263	2,071
	First Guaranty Bancshares Inc.	167,977	1,868
	Lument Finance Trust Inc.	799,449	1,863
*,1	Dave Inc.	214,024	1,795
*	NSTS Bancorp Inc.	186,636	1,752
*	Broadway Financial Corp.	264,266	1,752
	Associated Capital Group Inc. Class A	48,920	1,747
*,1	SR Bancorp Inc.	174,600	1,669
*	Catalyst Bancorp Inc.	151,200	1,639
*	Finance of America Cos. Inc. Class A	1,481,602	1,630
	Blue Ridge Bankshares Inc.	525,645	1,593
	First Capital Inc.	56,504	1,542
*,1	GoHealth Inc. Class A	103,499	1,381
	Manhattan Bridge Capital Inc.	262,659	1,305
*	Great Elm Group Inc.	643,568	1,249
[1]	Hennessy Advisors Inc.	185,534	1,245
	AmeriServ Financial Inc.	351,357	1,137
*,1	NeuroOne Medical Technologies Corp.	712,451	1,126
	US Global Investors Inc. Class A	376,672	1,062

29

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Nicholas Financial Inc.	148,305	1,013
*	Bogota Financial Corp.	117,122	942
*	Kingsway Financial Services Inc.	110,758	930
	Hanover Bancorp Inc.	52,401	924
	Bayfirst Financial Corp.	65,679	851
	MarketWise Inc.	304,854	832
	Bank of the James Financial Group Inc.	66,294	798
*,1	Doma Holdings Inc.	164,352	761
*,1	Curo Group Holdings Corp.	735,347	588
*	Lake Shore Bancorp Inc.	49,379	577
*,1	Daxor Corp.	47,328	454
*	PB Bankshares Inc.	34,141	428
*	Kingstone Cos. Inc.	193,591	412
*	BM Technologies Inc.	196,926	404
*	Patriot National Bancorp Inc.	101,605	389
*	Ashford Inc.	104,740	385
*	Siebert Financial Corp.	188,535	317
	Safeguard Scientifics Inc.	385,500	302
*,1	Bitcoin Depot Inc.	83,372	269
*	Carver Bancorp Inc.	133,111	262
	Village Bank & Trust Financial Corp.	5,610	224
*	OptimumBank Holdings Inc.	53,069	220
*	BioRestorative Therapies Inc.	100,161	171
	Texas Community Bancshares Inc.	9,328	131
	First Seacoast Bancorp	17,374	131
	Atlantic American Corp.	30,638	73
*,1	CXApp Inc.	50,571	65
*	FG Financial Group Inc.	35,157	55
*	Vericity Inc.	3,536	40
*	Generations Bancorp NY Inc.	3,634	37
*	SHF Holdings Inc.	20,499	29
*	CaliberCos Inc. Class A	7,900	10
*	Hallmark Financial Services Inc.	3,070	3
*	Conifer Holdings Inc.	1,497	2
			157,159,411
Health Care (12.0%)
	Eli Lilly & Co.	26,822,326	15,635,270
		Shares	Market Value• ($000)
	UnitedHealth Group Inc.	29,032,311	15,284,641
	Johnson & Johnson	75,569,538	11,844,769
	Merck & Co. Inc.	79,570,231	8,674,747
	AbbVie Inc.	55,427,844	8,589,653
	Thermo Fisher Scientific Inc.	12,126,517	6,436,634
	Abbott Laboratories	54,507,932	5,999,688
	Pfizer Inc.	177,271,872	5,103,657
	Amgen Inc.	16,803,951	4,839,874
	Danaher Corp.	20,879,269	4,830,210
*	Intuitive Surgical Inc.	11,062,748	3,732,129
	Elevance Health Inc.	7,379,960	3,480,094
	Medtronic plc	41,766,386	3,440,715
*	Vertex Pharmaceuticals Inc.	8,093,235	3,293,056
	Bristol-Myers Squibb Co.	63,874,220	3,277,386
	Stryker Corp.	10,738,705	3,215,813
	Gilead Sciences Inc.	39,139,396	3,170,682
*	Regeneron Pharmaceuticals Inc.	3,196,827	2,807,741
	Cigna Group	9,190,550	2,752,110
*	Boston Scientific Corp.	46,026,637	2,660,800
	Zoetis Inc. Class A	12,973,759	2,560,631
	Becton Dickinson & Co.	9,121,263	2,224,038
	Humana Inc.	3,867,859	1,770,745
	HCA Healthcare Inc.	6,305,635	1,706,809
*	Dexcom Inc.	12,125,470	1,504,650
*	Edwards Lifesciences Corp.	19,055,067	1,452,949
*	IDEXX Laboratories Inc.	2,610,285	1,448,839
*	IQVIA Holdings Inc.	5,730,084	1,325,827
	Agilent Technologies Inc.	9,185,699	1,277,088
*	Centene Corp.	16,797,712	1,246,558
*	Biogen Inc.	4,558,606	1,179,630
*	Moderna Inc.	10,801,509	1,074,210
	GE HealthCare Technologies Inc.	12,125,570	937,549
	West Pharmaceutical Services Inc.	2,325,488	818,851
	Zimmer Biomet Holdings Inc.	6,559,400	798,279
*	Veeva Systems Inc. Class A	4,135,783	796,221
	ResMed Inc.	4,617,511	794,304
	Cardinal Health Inc.	7,729,568	779,140
*	Alnylam Pharmaceuticals Inc.	3,959,777	757,941
*	Illumina Inc.	4,973,266	692,478
	STERIS plc	3,099,855	681,503
*	Molina Healthcare Inc.	1,828,965	660,823

30

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Align Technology Inc.	2,282,857	625,503
	Baxter International Inc.	15,912,640	615,183
	Laboratory Corp. of America Holdings	2,662,879	605,246
	Cooper Cos. Inc.	1,554,955	588,457
*	BioMarin Pharmaceutical Inc.	5,909,902	569,833
*	Hologic Inc.	7,567,981	540,732
	Quest Diagnostics Inc.	3,523,191	485,778
*	Avantor Inc.	21,177,199	483,475
*	Insulet Corp.	2,188,573	474,877
	Revvity Inc.	3,895,266	425,792
*	Exact Sciences Corp.	5,667,673	419,294
*	Neurocrine Biosciences Inc.	3,109,713	409,736
	Viatris Inc.	37,642,800	407,672
	Bio-Techne Corp.	4,968,087	383,338
*	Charles River Laboratories International Inc.	1,609,522	380,491
*	Incyte Corp.	5,965,113	374,549
	Teleflex Inc.	1,479,681	368,944
	Royalty Pharma plc Class A	11,939,033	335,367
*	Karuna Therapeutics Inc.	1,031,346	326,431
*	United Therapeutics Corp.	1,475,870	324,529
*	Henry Schein Inc.	4,094,456	309,991
*	Repligen Corp.	1,658,869	298,265
*	Penumbra Inc.	1,147,047	288,528
	Chemed Corp.	472,350	276,207
	Universal Health Services Inc. Class B	1,809,896	275,901
*	Sarepta Therapeutics Inc.	2,788,735	268,918
*	Cytokinetics Inc.	3,154,850	263,398
*	ImmunoGen Inc.	8,400,555	249,076
*	Tenet Healthcare Corp.	3,200,333	241,849
*	Catalent Inc.	5,373,843	241,447
*	Medpace Holdings Inc.	772,458	236,782
	DENTSPLY SIRONA Inc.	6,636,783	236,203
*	Exelixis Inc.	9,766,182	234,291
*	Jazz Pharmaceuticals plc	1,899,704	233,664
*	Elanco Animal Health Inc.	15,515,619	231,183
*	Natera Inc.	3,624,753	227,055
*	Shockwave Medical Inc.	1,151,359	219,403
*	Ionis Pharmaceuticals Inc.	4,275,916	216,319
		Shares	Market Value• ($000)
*	Acadia Healthcare Co. Inc.	2,761,951	214,769
	Encompass Health Corp.	3,157,194	210,648
	Bruker Corp.	2,853,983	209,711
*	Intra-Cellular Therapies Inc.	2,918,925	209,053
*	Bio-Rad Laboratories Inc. Class A	640,305	206,748
	Ensign Group Inc.	1,789,367	200,785
*	Globus Medical Inc. Class A	3,678,084	196,005
*	Option Care Health Inc.	5,607,168	188,906
*	Apellis Pharmaceuticals Inc.	3,137,929	187,836
*	Inspire Medical Systems Inc.	922,920	187,750
*	Masimo Corp.	1,584,157	185,679
*	HealthEquity Inc.	2,680,070	177,689
*	Blueprint Medicines Corp.	1,922,505	177,332
*	Vaxcyte Inc.	2,657,954	166,920
*	Bridgebio Pharma Inc.	4,132,646	166,835
*	DaVita Inc.	1,573,652	164,856
*	10X Genomics Inc. Class A	2,931,539	164,049
*	Halozyme Therapeutics Inc.	4,144,894	153,195
*	Alkermes plc	5,211,206	144,559
*	REVOLUTION Medicines Inc.	4,955,001	142,109
*	Insmed Inc.	4,574,547	141,765
	Perrigo Co. plc	4,250,975	136,796
*	Haemonetics Corp.	1,589,471	135,916
*	Amicus Therapeutics Inc.	9,569,161	135,786
*	Lantheus Holdings Inc.	2,152,010	133,425
*	Merit Medical Systems Inc.	1,738,225	132,036
*	Envista Holdings Corp.	5,479,292	131,832
*	Neogen Corp.	6,107,016	122,812
*	Ultragenyx Pharmaceutical Inc.	2,537,788	121,357
*	ACADIA Pharmaceuticals Inc.	3,848,518	120,497
*	agilon health Inc.	9,550,403	119,858
*	Teladoc Health Inc.	5,465,436	117,780
*	QuidelOrtho Corp.	1,574,859	116,067
	Organon & Co.	8,016,096	115,592
*	Glaukos Corp.	1,452,067	115,425
*	Madrigal Pharmaceuticals Inc.	493,669	114,225
*	Azenta Inc.	1,724,869	112,358

31

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Evolent Health Inc. Class A	3,385,625	111,827
*	Mirati Therapeutics Inc.	1,816,862	106,741
	CONMED Corp.	959,204	105,042
*	Integer Holdings Corp.	1,041,796	103,221
*	Inari Medical Inc.	1,562,826	101,459
*	Arrowhead Pharmaceuticals Inc.	3,245,289	99,306
*	Axonics Inc.	1,588,517	98,853
*	iRhythm Technologies Inc.	918,208	98,285
*	Cerevel Therapeutics Holdings Inc.	2,309,137	97,907
*	Fortrea Holdings Inc.	2,776,994	96,917
*	Amedisys Inc.	1,014,044	96,395
*	Progyny Inc.	2,582,108	96,003
*	Prestige Consumer Healthcare Inc.	1,566,174	95,881
*	Guardant Health Inc.	3,517,527	95,149
*	Krystal Biotech Inc.	765,032	94,910
*	Doximity Inc. Class A	3,384,748	94,908
*,1	Axsome Therapeutics Inc.	1,190,855	94,780
*	Integra LifeSciences Holdings Corp.	2,058,729	89,658
*	Rhythm Pharmaceuticals Inc.	1,901,409	87,408
*	Enovis Corp.	1,546,372	86,628
*	Pacific Biosciences of California Inc.	8,579,841	84,168
*	Corcept Therapeutics Inc.	2,579,198	83,772
	Premier Inc. Class A	3,734,693	83,508
*	Cymabay Therapeutics Inc.	3,476,988	82,126
*	Intellia Therapeutics Inc.	2,636,708	80,393
*	Immunovant Inc.	1,875,846	79,029
*	Nuvalent Inc. Class A	1,071,131	78,825
	Patterson Cos. Inc.	2,763,530	78,622
*	TransMedics Group Inc.	979,745	77,331
*,1	Ginkgo Bioworks Holdings Inc. Class A	45,147,591	76,299
*	Surgery Partners Inc.	2,381,871	76,196
	Select Medical Holdings Corp.	3,195,924	75,104
*	CorVel Corp.	294,506	72,805
*	TG Therapeutics Inc.	4,256,351	72,698
*	ICU Medical Inc.	722,563	72,068
*	Privia Health Group Inc.	3,126,701	72,008
*	Amphastar Pharmaceuticals Inc.	1,161,880	71,862
		Shares	Market Value• ($000)
*	SpringWorks Therapeutics Inc.	1,922,406	70,168
*	Crinetics Pharmaceuticals Inc.	1,970,199	70,100
*	Denali Therapeutics Inc.	3,257,822	69,913
*	Celldex Therapeutics Inc.	1,717,439	68,114
*	Rocket Pharmaceuticals Inc.	2,242,118	67,196
*	Certara Inc.	3,814,093	67,090
*	Ideaya Biosciences Inc.	1,863,817	66,315
*	NeoGenomics Inc.	4,085,347	66,101
*	PTC Therapeutics Inc.	2,372,118	65,376
*	Arcellx Inc.	1,175,998	65,268
*	RadNet Inc.	1,863,273	64,786
*	Twist Bioscience Corp.	1,719,854	63,394
*	Beam Therapeutics Inc.	2,302,115	62,664
*	Veracyte Inc.	2,277,635	62,658
*	Tandem Diabetes Care Inc.	2,073,609	61,337
*	Dynavax Technologies Corp.	4,219,116	58,983
*	Arvinas Inc.	1,422,199	58,538
*	Apollo Medical Holdings Inc.	1,525,379	58,422
*	Iovance Biotherapeutics Inc.	7,104,401	57,759
*,1	PROCEPT BioRobotics Corp.	1,329,448	55,717
*	Omnicell Inc.	1,424,491	53,604
*	Vericel Corp.	1,497,790	53,336
*	Catalyst Pharmaceuticals Inc.	3,145,237	52,871
*	Sotera Health Co.	3,119,148	52,558
*	Viking Therapeutics Inc.	2,816,935	52,423
*	Syndax Pharmaceuticals Inc.	2,397,295	51,806
*	AtriCure Inc.	1,422,532	50,770
*	R1 RCM Inc.	4,793,504	50,667
*	Myriad Genetics Inc.	2,645,322	50,631
*	Novocure Ltd.	3,379,432	50,455
*,1	Recursion Pharmaceuticals Inc. Class A	5,116,069	50,444
*	Ironwood Pharmaceuticals Inc. Class A	4,175,083	47,763
*	Addus HomeCare Corp.	513,720	47,699
*	Supernus Pharmaceuticals Inc.	1,641,380	47,502
*	STAAR Surgical Co.	1,512,658	47,210
*	RayzeBio Inc.	758,478	47,155

32

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Pacira BioSciences Inc.	1,393,966	47,032
*,1	Mirum Pharmaceuticals Inc.	1,516,303	44,761
*	Alphatec Holdings Inc.	2,945,236	44,503
*	Owens & Minor Inc.	2,294,526	44,216
	US Physical Therapy Inc.	463,233	43,146
*	Ardelyx Inc.	6,867,148	42,576
*	Inhibrx Inc.	1,098,031	41,725
*	BioCryst Pharmaceuticals Inc.	6,927,612	41,496
*	Xencor Inc.	1,922,471	40,814
	National HealthCare Corp.	436,033	40,298
*	Hims & Hers Health Inc.	4,519,954	40,228
*	Relay Therapeutics Inc.	3,651,716	40,205
*	Agios Pharmaceuticals Inc.	1,756,423	39,116
*	UFP Technologies Inc.	226,753	39,011
*	Protagonist Therapeutics Inc.	1,700,416	38,991
*	Phreesia Inc.	1,607,539	37,215
*	Viridian Therapeutics Inc.	1,706,889	37,176
*	Warby Parker Inc. Class A	2,577,087	36,337
	LeMaitre Vascular Inc.	625,200	35,486
*	Ligand Pharmaceuticals Inc.	495,497	35,388
*	Akero Therapeutics Inc.	1,504,408	35,128
*	Sage Therapeutics Inc.	1,591,020	34,477
*	Geron Corp.	16,290,065	34,372
*	Morphic Holding Inc.	1,169,956	33,788
	Embecta Corp.	1,784,266	33,776
*	Harmony Biosciences Holdings Inc.	1,030,691	33,291
*	Kymera Therapeutics Inc.	1,283,411	32,676
*	Brookdale Senior Living Inc.	5,605,895	32,626
*	Avanos Medical Inc.	1,449,219	32,506
*	Scholar Rock Holding Corp.	1,715,795	32,257
*	Vir Biotechnology Inc.	3,201,683	32,209
*	RxSight Inc.	797,938	32,173
*	Kura Oncology Inc.	2,207,564	31,745
*	Keros Therapeutics Inc.	784,812	31,204
*	Innoviva Inc.	1,926,684	30,904
		Shares	Market Value• ($000)
*	Collegium Pharmaceutical Inc.	991,246	30,511
*	Cytek Biosciences Inc.	3,288,520	29,991
*	RAPT Therapeutics Inc.	1,200,884	29,842
*	MiMedx Group Inc.	3,362,582	29,490
*	Arcus Biosciences Inc.	1,528,425	29,193
*	MannKind Corp.	7,997,219	29,110
*	Pliant Therapeutics Inc.	1,606,245	29,089
*	ADMA Biologics Inc.	6,411,673	28,981
*,1	EyePoint Pharmaceuticals Inc.	1,253,709	28,973
*	Quanterix Corp.	1,054,687	28,835
*	Deciphera Pharmaceuticals Inc.	1,760,798	28,402
*	Day One Biopharmaceuticals Inc.	1,932,967	28,221
*	ANI Pharmaceuticals Inc.	506,983	27,955
*,1	Soleno Therapeutics Inc.	692,700	27,881
*,1	Cassava Sciences Inc.	1,237,880	27,865
*	89bio Inc.	2,417,463	27,003
*	Disc Medicine Inc.	466,139	26,924
*,1	Cabaletta Bio Inc.	1,172,821	26,623
*	Editas Medicine Inc.	2,598,006	26,318
*,1	Verve Therapeutics Inc.	1,846,281	25,737
*	Accolade Inc.	2,115,278	25,405
*	Amylyx Pharmaceuticals Inc.	1,724,366	25,383
*	Zentalis Pharmaceuticals Inc.	1,654,319	25,063
*	Amneal Pharmaceuticals Inc.	4,061,878	24,656
*	Varex Imaging Corp.	1,183,858	24,269
*,1	Alpine Immune Sciences Inc.	1,271,329	24,232
*	Healthcare Services Group Inc.	2,327,311	24,134
*	SI-BONE Inc.	1,147,891	24,094
*	Revance Therapeutics Inc.	2,727,369	23,974
*	Pediatrix Medical Group Inc.	2,551,252	23,727
*	Alignment Healthcare Inc.	2,719,836	23,418
	National Research Corp.	588,072	23,264
*	Olema Pharmaceuticals Inc.	1,650,326	23,154
*	Nevro Corp.	1,073,584	23,104

33

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	4D Molecular Therapeutics Inc.	1,139,344	23,083
*	Arcturus Therapeutics Holdings Inc.	716,967	22,606
*	REGENXBIO Inc.	1,239,237	22,244
*	Maravai LifeSciences Holdings Inc. Class A	3,290,910	21,555
*	Travere Therapeutics Inc.	2,383,520	21,428
*,1	ImmunityBio Inc.	4,255,631	21,363
*,1	Anavex Life Sciences Corp.	2,266,872	21,105
*	Zymeworks Inc.	2,028,900	21,080
*	Avidity Biosciences Inc.	2,312,947	20,932
*	OmniAb Inc.	3,296,609	20,340
*	Artivion Inc.	1,123,317	20,085
*	Adaptive Biotechnologies Corp.	4,084,649	20,015
*,1	Apogee Therapeutics Inc.	709,568	19,825
	HealthStream Inc.	721,873	19,512
*	Dyne Therapeutics Inc.	1,453,532	19,332
*	CareDx Inc.	1,607,580	19,291
*	OPKO Health Inc.	12,728,537	19,220
*	Ambrx Biopharma Inc.	1,340,800	19,093
*	BioLife Solutions Inc.	1,173,331	19,067
*	Savara Inc.	3,930,071	18,471
*	Tarsus Pharmaceuticals Inc.	911,649	18,461
*,1	Liquidia Corp.	1,531,173	18,420
*,1	LifeStance Health Group Inc.	2,350,645	18,406
*,1	Novavax Inc.	3,816,536	18,319
*,1	Altimmune Inc.	1,617,739	18,200
*	ACELYRIN Inc.	2,415,024	18,016
*	MacroGenics Inc.	1,839,450	17,696
*	OraSure Technologies Inc.	2,157,546	17,692
*	Treace Medical Concepts Inc.	1,378,355	17,574
*	Fulgent Genetics Inc.	603,703	17,453
*	ModivCare Inc.	394,429	17,351
*	Multiplan Corp.	12,035,952	17,332
*	Evolus Inc.	1,640,561	17,275
*	Icosavax Inc.	1,095,971	17,273
*	Castle Biosciences Inc.	796,167	17,181
*	PetIQ Inc. Class A	867,296	17,129
*	AdaptHealth Corp. Class A	2,337,979	17,044
*,1	Tango Therapeutics Inc.	1,700,696	16,837
		Shares	Market Value• ($000)
*,1	Marinus Pharmaceuticals Inc.	1,507,998	16,392
*	Alector Inc.	2,043,595	16,308
*	Enhabit Inc.	1,542,041	15,960
*	Zimvie Inc.	886,345	15,733
*	Kiniksa Pharmaceuticals Ltd. Class A	893,713	15,676
*	GoodRx Holdings Inc. Class A	2,333,432	15,634
*	AN2 Therapeutics Inc.	749,421	15,356
*	Surmodics Inc.	421,394	15,318
	Atrion Corp.	39,845	15,093
*	Health Catalyst Inc.	1,626,169	15,058
*	Cogent Biosciences Inc.	2,552,205	15,007
*,1	Nurix Therapeutics Inc.	1,429,349	14,751
*	Ocular Therapeutix Inc.	3,289,162	14,670
*	Orthofix Medical Inc.	1,079,096	14,546
*	OrthoPediatrics Corp.	446,225	14,507
*	Silk Road Medical Inc.	1,168,288	14,335
	Tourmaline Bio Inc.	544,450	14,254
*	DocGo Inc.	2,537,297	14,184
*	KalVista Pharmaceuticals Inc.	1,153,121	14,126
*	Organogenesis Holdings Inc. Class A	3,432,061	14,037
*,1	Theravance Biopharma Inc.	1,226,993	13,791
*	MaxCyte Inc.	2,818,256	13,246
*	Edgewise Therapeutics Inc.	1,198,693	13,114
*	Pulmonx Corp.	1,028,344	13,111
*	Caribou Biosciences Inc.	2,272,290	13,020
*,1	Vera Therapeutics Inc. Class A	835,574	12,851
*	Avid Bioservices Inc.	1,945,642	12,647
*	Paragon 28 Inc.	1,009,325	12,546
*	Replimune Group Inc.	1,483,980	12,510
*,1	Immunome Inc.	1,168,900	12,507
*	Community Health Systems Inc.	3,983,855	12,469
*,1	Allogene Therapeutics Inc.	3,876,439	12,443
*,1	ORIC Pharmaceuticals Inc.	1,349,104	12,412
*	ALX Oncology Holdings Inc.	831,579	12,382
*	AnaptysBio Inc.	574,301	12,302

34

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Sana Biotechnology Inc.	2,968,610	12,112
*,1	Prime Medicine Inc.	1,363,505	12,081
*,1	Lyell Immunopharma Inc.	6,174,266	11,978
*,1	HilleVax Inc.	734,955	11,796
*	Pennant Group Inc.	840,720	11,703
*	Fulcrum Therapeutics Inc.	1,694,516	11,438
*	Voyager Therapeutics Inc.	1,344,790	11,350
*,1	Fennec Pharmaceuticals Inc.	1,004,000	11,265
*,1	Avita Medical Inc.	816,217	11,199
*,1	Harrow Inc.	992,128	11,112
*	Cerus Corp.	5,068,933	10,949
*,1	Coherus Biosciences Inc.	3,264,178	10,870
*,1	Biomea Fusion Inc.	745,055	10,818
*	SomaLogic Inc.	4,157,015	10,517
*	American Well Corp. Class A	6,917,282	10,307
*,1	Phathom Pharmaceuticals Inc.	1,108,452	10,120
*	Tactile Systems Technology Inc.	702,000	10,039
*	CVRx Inc.	316,816	9,961
*	Anika Therapeutics Inc.	438,739	9,942
*	Clover Health Investments Corp. Class A	10,280,134	9,788
	iRadimed Corp.	204,905	9,727
*,1	Scilex Holding Co.	4,763,028	9,717
*,1	Enliven Therapeutics Inc.	699,300	9,678
*	Xeris Biopharma Holdings Inc.	4,106,991	9,651
*	Fate Therapeutics Inc.	2,562,686	9,584
*	Sharecare Inc.	8,872,250	9,582
*,1	Summit Therapeutics Inc.	3,662,182	9,558
*	AngioDynamics Inc.	1,212,644	9,507
*	Cullinan Oncology Inc.	922,529	9,401
*	Axogen Inc.	1,375,595	9,395
*,1	Entrada Therapeutics Inc.	602,072	9,085
*	Outset Medical Inc.	1,666,098	9,014
*	Semler Scientific Inc.	202,309	8,960
*	Talkspace Inc.	3,519,033	8,938
*	Accuray Inc.	3,121,853	8,835
*	Astria Therapeutics Inc.	1,134,044	8,709
*,1	908 Devices Inc.	758,127	8,506
*	iTeos Therapeutics Inc.	771,420	8,447
		Shares	Market Value• ($000)
*,1	Korro Bio Inc.	175,933	8,432
*,1	Bluebird Bio Inc.	6,048,441	8,347
*,1	Genelux Corp.	591,200	8,283
*,1	Arbutus Biopharma Corp.	3,300,543	8,251
*	Aura Biosciences Inc.	924,293	8,189
	Utah Medical Products Inc.	96,930	8,163
*,1	Arcutis Biotherapeutics Inc.	2,501,217	8,079
*,1	Esperion Therapeutics Inc.	2,691,796	8,048
*	Applied Therapeutics Inc.	2,396,489	8,028
*,1	Celcuity Inc.	550,479	8,020
*	Agiliti Inc.	1,009,959	7,999
*,1	Zynex Inc.	732,906	7,981
*	Mersana Therapeutics Inc.	3,413,782	7,920
*	Y-mAbs Therapeutics Inc.	1,159,178	7,906
*	Terns Pharmaceuticals Inc.	1,218,066	7,905
*,1	Agenus Inc.	9,494,960	7,861
*,1	Taysha Gene Therapies Inc.	4,387,426	7,766
*,1	23andMe Holding Co. Class A	8,501,758	7,766
*	Rigel Pharmaceuticals Inc.	5,156,463	7,477
*,1	Aerovate Therapeutics Inc.	328,971	7,445
*,1	Senseonics Holdings Inc.	12,947,685	7,381
*	Sutro Biopharma Inc.	1,708,596	7,330
*	Vanda Pharmaceuticals Inc.	1,722,130	7,267
*	OptimizeRx Corp.	505,901	7,239
*,1	Absci Corp.	1,708,381	7,175
*,1	C4 Therapeutics Inc.	1,268,599	7,168
*,1	Gossamer Bio Inc.	7,830,376	7,145
*	Viemed Healthcare Inc.	907,059	7,120
*	TScan Therapeutics Inc.	1,190,934	6,943
*	Atea Pharmaceuticals Inc.	2,253,893	6,874
*,1	Harpoon Therapeutics Inc.	603,141	6,858
*	InfuSystem Holdings Inc.	645,855	6,807
*,1	Zomedica Corp.	33,687,896	6,744
*	Harvard Bioscience Inc.	1,259,834	6,740
	SIGA Technologies Inc.	1,189,862	6,663
	Phibro Animal Health Corp. Class A	569,430	6,594

35

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Vistagen Therapeutics Inc.	1,277,510	6,566
*	Invivyd Inc.	1,620,200	6,384
*,1	Orchestra BioMed Holdings Inc.	697,362	6,367
*,1	Tyra Biosciences Inc.	458,562	6,351
*,1	Zevra Therapeutics Inc.	967,269	6,336
*	Codexis Inc.	2,072,588	6,321
*	Standard BioTools Inc.	2,856,696	6,313
*	Nuvation Bio Inc.	4,178,976	6,310
*,1	ARS Pharmaceuticals Inc.	1,134,600	6,218
*,1	CorMedix Inc.	1,649,126	6,201
*,1	2seventy bio Inc.	1,443,176	6,162
*,1	Nkarta Inc.	931,700	6,149
*,1	Heron Therapeutics Inc.	3,607,037	6,132
*	Puma Biotechnology Inc.	1,414,207	6,124
*,1	Verastem Inc.	746,247	6,074
*,1	Quantum-Si Inc.	3,012,870	6,056
*,1	Verrica Pharmaceuticals Inc.	814,672	5,963
*	Ovid therapeutics Inc.	1,851,578	5,962
*,1	Omeros Corp.	1,822,044	5,958
*	Aldeyra Therapeutics Inc.	1,696,710	5,955
*,1	Janux Therapeutics Inc.	548,511	5,886
*,1	Akebia Therapeutics Inc.	4,709,482	5,840
*	Inozyme Pharma Inc.	1,351,902	5,759
*,1	Lexicon Pharmaceuticals Inc.	3,702,774	5,665
*	Third Harmonic Bio Inc.	516,335	5,664
*	Mineralys Therapeutics Inc.	658,659	5,664
*	Enanta Pharmaceuticals Inc.	592,129	5,572
*,1	ClearPoint Neuro Inc.	819,120	5,562
*	FONAR Corp.	282,837	5,532
*,1	Stoke Therapeutics Inc.	1,029,440	5,415
*,1	Gritstone bio Inc.	2,636,056	5,378
*,1	Precigen Inc.	3,991,343	5,348
*,1	scPharmaceuticals Inc.	847,334	5,313
*,1	Shattuck Labs Inc.	731,691	5,217
*	Tenaya Therapeutics Inc.	1,610,005	5,216
*	Nautilus Biotechnology Inc. Class A	1,742,974	5,212
		Shares	Market Value• ($000)
*	Computer Programs & Systems Inc.	463,726	5,194
*,1	Invitae Corp.	8,208,345	5,145
*	Acumen Pharmaceuticals Inc.	1,319,129	5,065
*	Poseida Therapeutics Inc. Class A	1,506,603	5,062
*,1	XOMA Corp.	272,821	5,047
*	Allakos Inc.	1,821,663	4,973
*,1	Lineage Cell Therapeutics Inc.	4,523,730	4,931
*	Praxis Precision Medicines Inc.	219,483	4,890
*	Myomo Inc.	958,764	4,803
*	Annexon Inc.	1,055,049	4,790
*,1	Monte Rosa Therapeutics Inc.	844,219	4,770
*	PMV Pharmaceuticals Inc.	1,524,487	4,726
*	Humacyte Inc.	1,620,693	4,603
*,1	Immuneering Corp. Class A	616,596	4,532
*	Joint Corp.	469,145	4,508
*,1	Sight Sciences Inc.	863,824	4,457
*,1	Butterfly Network Inc.	4,113,565	4,443
*,1	X4 Pharmaceuticals Inc.	5,283,949	4,431
*,1	Ocugen Inc.	7,596,773	4,368
*	Akoya Biosciences Inc.	881,015	4,299
*	Merrimack Pharmaceuticals Inc.	318,128	4,266
*,1	Tela Bio Inc.	642,283	4,252
*,1	Annovis Bio Inc.	225,507	4,217
*,1	Inovio Pharmaceuticals Inc.	8,260,428	4,213
*,1	PDS Biotechnology Corp.	845,684	4,203
*	Syros Pharmaceuticals Inc.	535,713	4,173
*,1	Seres Therapeutics Inc.	2,966,502	4,153
*,1	Inmune Bio Inc.	361,452	4,070
*,1	Actinium Pharmaceuticals Inc.	794,173	4,034
*	Ventyx Biosciences Inc.	1,608,361	3,973
*,1	G1 Therapeutics Inc.	1,295,502	3,951
*,1	GlycoMimetics Inc.	1,661,637	3,921
*	Erasca Inc.	1,830,279	3,899
*	Perspective Therapeutics Inc.	9,673,312	3,889
*,1	IGM Biosciences Inc.	460,333	3,825
*,1	Innovage Holding Corp.	630,750	3,785
*	Inogen Inc.	688,056	3,777

36

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Capricor Therapeutics Inc.	767,235	3,752
*	Relmada Therapeutics Inc.	904,705	3,745
*	Aveanna Healthcare Holdings Inc.	1,391,988	3,731
*,1	Emergent BioSolutions Inc.	1,543,545	3,705
*,1	Abeona Therapeutics Inc.	738,626	3,701
*	Larimar Therapeutics Inc.	811,421	3,692
*,2	PDL BioPharma Inc.	2,258,201	3,636
*,1	CEL - SCI Corp.	1,336,126	3,634
*,1	Pulse Biosciences Inc.	296,203	3,626
*,1	Reviva Pharmaceuticals Holdings Inc.	700,442	3,607
*	Anixa Biosciences Inc.	927,841	3,600
*	Bioventus Inc. Class A	679,103	3,579
*,1	Foghorn Therapeutics Inc.	550,850	3,553
*,1	Sera Prognostics Inc. Class A	586,201	3,505
*,1	Biote Corp. Class A	708,040	3,498
*	Lyra Therapeutics Inc.	661,817	3,468
*	Compass Therapeutics Inc.	2,187,972	3,413
*,1	Optinose Inc.	2,642,428	3,409
*	Black Diamond Therapeutics Inc.	1,204,957	3,386
*,1	CytomX Therapeutics Inc.	2,182,220	3,382
*,1	Atossa Therapeutics Inc.	3,779,376	3,326
*	Lexeo Therapeutics Inc.	247,281	3,319
*	Augmedix Inc.	564,821	3,304
*	Nektar Therapeutics Class A	5,846,571	3,303
*	Assertio Holdings Inc.	3,013,166	3,224
*,1	Omega Therapeutics Inc.	1,055,010	3,176
*	Cue Biopharma Inc.	1,190,778	3,144
*	ChromaDex Corp.	2,196,484	3,141
*,1	Citius Pharmaceuticals Inc.	4,132,683	3,126
*	BioAtla Inc.	1,267,868	3,119
*	Seer Inc. Class A	1,594,055	3,092
[1]	Carisma Therapeutics Inc.	1,054,783	3,091
*	Mural Oncology plc	520,278	3,080
*	Prelude Therapeutics Inc.	720,427	3,076
		Shares	Market Value• ($000)
*,1	Eton Pharmaceuticals Inc.	681,717	2,986
*	Kodiak Sciences Inc.	980,492	2,981
*,1	Sanara Medtech Inc.	71,464	2,937
*	Personalis Inc.	1,375,373	2,888
*	Athira Pharma Inc.	1,183,657	2,876
*	KORU Medical Systems Inc.	1,140,651	2,800
*	Chimerix Inc.	2,904,360	2,795
*,1	Karyopharm Therapeutics Inc.	3,209,249	2,776
*	Electromed Inc.	253,800	2,769
*	NeuroPace Inc.	267,456	2,757
*	Longboard Pharmaceuticals Inc.	454,801	2,742
*,1	Hyperfine Inc. Class A	2,390,349	2,677
*,1	Apyx Medical Corp.	1,015,930	2,662
*,1	Inotiv Inc.	720,906	2,646
*,1	Cartesian Therapeutics Inc.	3,799,067	2,619
*	Neuronetics Inc.	902,726	2,618
*	Oncology Institute Inc.	1,273,384	2,598
*,1	FibroGen Inc.	2,912,350	2,581
*	Stereotaxis Inc.	1,470,512	2,573
*	Generation Bio Co.	1,555,025	2,566
*,1	AirSculpt Technologies Inc.	341,234	2,556
*	Graphite Bio Inc.	969,009	2,539
*,1	XBiotech Inc.	622,546	2,490
*,1	Asensus Surgical Inc.	7,734,650	2,467
*,1	Vaxart Inc.	4,069,328	2,331
*	aTyr Pharma Inc.	1,652,835	2,331
*	Sangamo Therapeutics Inc.	4,281,700	2,326
*	SCYNEXIS Inc.	1,040,219	2,320
*,1	Bionano Genomics Inc.	1,218,851	2,304
*,1	Vor BioPharma Inc.	990,141	2,228
*	Aquestive Therapeutics Inc.	1,096,885	2,216
*	Werewolf Therapeutics Inc.	567,665	2,191
*	Jasper Therapeutics Inc.	2,773,673	2,188
*	Aclaris Therapeutics Inc.	1,999,428	2,099
*	Adverum Biotechnologies Inc.	2,788,554	2,099
*,1	Cutera Inc.	594,164	2,094
*	Century Therapeutics Inc.	625,729	2,077
*,1	PepGen Inc.	304,943	2,074
*	Ikena Oncology Inc.	1,031,034	2,031
*	Trevi Therapeutics Inc.	1,502,831	2,014

37

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Galectin Therapeutics Inc.	1,189,409	1,974
*,1	ProKidney Corp. Class A	1,064,701	1,895
*,1	Bioxcel Therapeutics Inc.	640,245	1,889
*	Spruce Biosciences Inc.	638,558	1,871
*,1	Cardiff Oncology Inc.	1,254,717	1,857
*,1	Ocuphire Pharma Inc.	611,415	1,840
*	Adicet Bio Inc.	968,997	1,831
*	Vigil Neuroscience Inc.	531,740	1,797
*	Kezar Life Sciences Inc.	1,877,555	1,779
*	Eagle Pharmaceuticals Inc.	336,766	1,761
*	Theseus Pharmaceuticals Inc.	431,873	1,749
*	Kinnate Biopharma Inc.	730,663	1,732
*,1	Immunic Inc.	1,150,800	1,726
*,1	Rani Therapeutics Holdings Inc. Class A	518,702	1,722
*,1	Cidara Therapeutics Inc.	2,166,543	1,720
*	Pro-Dex Inc.	98,013	1,703
*,1	Co-Diagnostics Inc.	1,279,125	1,701
*,1	Cargo Therapeutics Inc.	73,218	1,695
*,1	DermTech Inc.	967,000	1,692
*	Enzo Biochem Inc.	1,187,908	1,651
*,1	Palatin Technologies Inc.	409,703	1,631
*	Pyxis Oncology Inc.	903,923	1,627
*	Clearside Biomedical Inc.	1,383,654	1,619
*,1	Greenwich Lifesciences Inc.	153,459	1,614
*,1	Eyenovia Inc.	775,664	1,613
*	Cyteir Therapeutics Inc.	517,703	1,574
*,1	Acrivon Therapeutics Inc.	309,500	1,523
*	Rallybio Corp.	636,414	1,521
*,1	Curis Inc.	119,269	1,521
*	Passage Bio Inc.	1,496,581	1,512
*	Nuvectis Pharma Inc.	181,040	1,510
*,1	Corvus Pharmaceuticals Inc.	857,417	1,509
*,1	Beyond Air Inc.	763,374	1,496
*	Forian Inc.	507,760	1,485
*	Spero Therapeutics Inc.	1,007,326	1,481
*,1	CytoSorbents Corp.	1,302,216	1,445
*	Xtant Medical Holdings Inc.	1,278,952	1,445
		Shares	Market Value• ($000)
*	DiaMedica Therapeutics Inc.	506,271	1,438
*,1	Rockwell Medical Inc.	759,624	1,436
*	Avrobio Inc.	1,051,279	1,430
*,1	Outlook Therapeutics Inc.	3,610,237	1,422
*,1	Atara Biotherapeutics Inc.	2,710,236	1,390
*,1	Kronos Bio Inc.	1,070,954	1,339
*,1	Achieve Life Sciences Inc.	320,421	1,320
*,1	CareMax Inc.	2,648,343	1,319
*	Sensus Healthcare Inc.	555,562	1,311
*,1	Matinas BioPharma Holdings Inc.	6,020,598	1,302
*	iCAD Inc.	726,680	1,286
*,1	Vaxxinity Inc. Class A	1,489,274	1,266
*,1	Delcath Systems Inc.	302,558	1,259
*,1	P3 Health Partners Inc.	868,499	1,225
*	Elicio Therapeutics Inc.	144,639	1,206
*,1	Allovir Inc.	1,771,721	1,204
*	Solid Biosciences Inc.	190,097	1,167
[1]	MEI Pharma Inc.	201,106	1,166
*,1	Oncternal Therapeutics Inc.	2,159,797	1,158
*,1	Hookipa Pharma Inc.	1,396,133	1,131
*	Assembly Biosciences Inc.	1,377,385	1,130
*	Alpha Teknova Inc.	303,047	1,130
*,1	GeneDx Holdings Corp. Class A	410,782	1,130
*,1	enVVeno Medical Corp.	216,998	1,115
*	Lantern Pharma Inc.	256,113	1,096
*	NGM Biopharmaceuticals Inc.	1,269,403	1,090
*	Design Therapeutics Inc.	411,201	1,090
*	Dianthus Therapeutics Inc.	103,857	1,080
*,1	IRIDEX Corp.	373,047	1,048
*,1	Vicarious Surgical Inc. Class A	2,852,321	1,046
*,1	Cellectar Biosciences Inc.	365,704	1,013
*	Aadi Bioscience Inc.	499,926	1,010
*	Cara Therapeutics Inc.	1,354,313	1,006
*,1	Milestone Scientific Inc.	1,447,898	999
*,1	Acurx Pharmaceuticals Inc.	260,850	999

38

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	NanoString Technologies Inc.	1,330,066	995
*	LENSAR Inc.	282,930	993
*,1	Leap Therapeutics Inc.	235,604	977
*,1	Movano Inc.	1,233,783	964
*,1	Dyadic International Inc.	596,383	960
*,1	Cognition Therapeutics Inc.	517,783	958
*	Reneo Pharmaceuticals Inc.	596,113	954
*	Precision BioSciences Inc.	2,436,960	890
*	PAVmed Inc.	213,896	881
*,1	Accelerate Diagnostics Inc.	223,456	876
*,1	Bolt Biotherapeutics Inc.	747,881	838
*	Rezolute Inc.	841,974	836
*,1	Eledon Pharmaceuticals Inc.	459,998	828
*,1	Homology Medicines Inc.	1,354,738	824
*,1	Bright Health Group Inc.	104,371	796
*	Minerva Neurosciences Inc.	128,899	793
*,1	SELLAS Life Sciences Group Inc.	742,353	787
*,1	BioSig Technologies Inc.	1,638,452	778
*,1	Fortress Biotech Inc.	258,336	778
*,1	Marker Therapeutics Inc.	135,408	745
*	HeartBeam Inc.	315,883	742
*	Biodesix Inc.	400,114	736
*,1	Dare Bioscience Inc.	2,375,133	734
*	Societal CDMO Inc.	2,064,292	724
*	ImmuCell Corp.	139,968	707
*,1	Quince Therapeutics Inc.	663,318	697
*,1	UNITY Biotechnology Inc.	357,567	690
*	Corbus Pharmaceuticals Holdings Inc.	112,022	677
*,1	Checkpoint Therapeutics Inc.	293,542	672
*	Instil Bio Inc.	85,903	655
*	Exagen Inc.	326,266	649
*,1	Context Therapeutics Inc.	573,400	648
*,1	Science 37 Holdings Inc.	118,985	635
*,1	Rain Oncology Inc.	518,612	622
*,1	Ekso Bionics Holdings Inc.	243,385	608
		Shares	Market Value• ($000)
*	NextCure Inc.	530,127	604
*	Lumos Pharma Inc.	187,322	586
*	AIM ImmunoTech Inc.	1,311,599	577
*	Celularity Inc. Class A	2,316,900	573
*	Microbot Medical Inc.	348,549	572
*,1	Clene Inc.	1,911,118	567
*,1	TherapeuticsMD Inc.	249,657	562
*,1	Biomerica Inc.	440,355	550
*,1	Singular Genomics Systems Inc.	1,180,133	543
*	Synlogic Inc.	139,449	537
*	Protara Therapeutics Inc.	284,301	532
*	ARCA biopharma Inc.	312,166	531
*	Moleculin Biotech Inc.	616,108	529
*	ElectroCore Inc.	91,007	527
*,1	Incannex Healthcare Inc.	112,351	521
*	Turnstone Biologics Corp.	200,545	510
*	Eliem Therapeutics Inc.	189,734	509
*,1	Elutia Inc.	233,593	505
*,1	Biora Therapeutics Inc.	372,034	502
	Psychemedics Corp.	165,415	490
*	Cumberland Pharmaceuticals Inc.	280,820	489
*	Neurogene Inc.	24,677	478
*,1	Aligos Therapeutics Inc.	712,990	473
*	Retractable Technologies Inc.	421,212	468
*,1	Viracta Therapeutics Inc.	813,922	464
*,1	Aspira Women's Health Inc.	113,506	463
*	Elevation Oncology Inc.	854,850	459
*,1	NRX Pharmaceuticals Inc.	978,921	450
*	Sonida Senior Living Inc.	46,397	448
*	Intensity Therapeutics Inc.	52,091	446
*	Rapid Micro Biosystems Inc. Class A	594,568	440
*,1	Alaunos Therapeutics Inc.	6,058,963	428
*,1	Bright Green Corp.	1,286,273	425
*,1	Cano Health Inc.	71,958	422
*	Cryo-Cell International Inc.	72,821	419

39

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Sagimet Biosciences Inc. Class A	76,983	417
*	Equillium Inc.	570,835	413
*,1	SAB Biotherapeutics Inc.	598,672	412
*,1	Candel Therapeutics Inc.	279,875	411
*	Cue Health Inc.	2,505,948	407
*	Xilio Therapeutics Inc.	739,563	407
*,1	Indaptus Therapeutics Inc.	229,197	406
*,1	CareCloud Inc.	266,292	405
*,1	Lucid Diagnostics Inc.	286,266	404
*,1	Durect Corp.	684,963	404
*,1	Forte Biosciences Inc.	487,429	401
*	Vincerx Pharma Inc.	334,111	394
*,1	Lipocine Inc.	141,076	389
*,1	Oncocyte Corp.	153,986	382
*,1	Alimera Sciences Inc.	87,394	378
*,1	Immix Biopharma Inc.	52,979	367
*	Kineta Inc.	99,876	355
*	Nephros Inc.	102,105	352
*,1	Hepion Pharmaceuticals Inc.	104,005	340
*,1	Cyclo Therapeutics Inc.	211,053	336
*	Coya Therapeutics Inc.	44,096	327
*,1	Strata Skin Sciences Inc.	593,248	326
*	Cocrystal Pharma Inc.	191,359	325
*,1	Lisata Therapeutics Inc.	118,336	323
*	Seelos Therapeutics Inc.	224,893	313
*,1	NanoViricides Inc.	300,189	306
*,1	Sensei Biotherapeutics Inc.	441,585	306
*	ATI Physical Therapy Inc.	49,713	305
*,1	BioCardia Inc.	457,496	304
*	Anebulo Pharmaceuticals Inc.	121,000	293
*	Dominari Holdings Inc.	111,013	288
*	Orgenesis Inc.	566,688	284
*	Neumora Therapeutics Inc.	16,451	281
*,1	Eiger BioPharmaceuticals Inc.	1,244,467	279
*,1	Onconova Therapeutics Inc.	365,661	273
		Shares	Market Value• ($000)
*,1	Organovo Holdings Inc. Class A	238,972	265
*,1	Molecular Templates Inc.	71,577	265
*,1	Vivani Medical Inc.	258,649	264
*,1	BrainStorm Cell Therapeutics Inc.	951,371	260
*	Genprex Inc.	1,127,694	259
*,1	MyMD Pharmaceuticals Inc.	986,327	255
*	Upexi Inc.	214,062	248
*,1	Predictive Oncology Inc.	69,297	228
*,1	Modular Medical Inc.	115,726	211
*	Regulus Therapeutics Inc.	164,709	211
*,1	Senti Biosciences Inc. Class A	320,153	211
*	PharmaCyte Biotech Inc.	96,416	208
*,1	IN8bio Inc.	150,136	207
*	HCW Biologics Inc.	167,691	205
*,1	GT Biopharma Inc.	766,308	195
*,1	vTv Therapeutics Inc. Class A	15,627	180
*,1	Longeveron Inc. Class A	125,885	171
*	AgeX Therapeutics Inc.	426,190	164
*	Armata Pharmaceuticals Inc.	50,136	162
*,1	BioVie Inc. Class A	128,489	162
*,1	GeoVax Labs Inc.	439,870	159
*,1	MiNK Therapeutics Inc.	148,229	159
*	TFF Pharmaceuticals Inc.	22,507	158
*	Mustang Bio Inc.	104,168	141
*,1	eFFECTOR Therapeutics Inc.	300,033	140
*	Talis Biomedical Corp.	18,267	136
*	Surrozen Inc.	13,278	126
*	Precipio Inc.	19,779	125
*,1	Telesis Bio Inc.	307,523	123
*	Precision Optics Corp. Inc.	19,998	123
*,1	Tonix Pharmaceuticals Holding Corp.	297,302	120
*,1	Sientra Inc.	181,333	111
*,1	MAIA Biotechnology Inc.	93,500	109
*	Know Labs Inc.	211,143	107
*	Eargo Inc.	40,636	105
*	Nutriband Inc.	41,970	98

40

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Aravive Inc.	779,481	96
*,1	Inhibikase Therapeutics Inc.	75,629	96
*	Journey Medical Corp.	15,723	91
*	American Shared Hospital Services	36,859	88
*,1	AcelRx Pharmaceuticals Inc.	112,873	83
*,1	Finch Therapeutics Group Inc.	22,530	81
*,1	Theriva Biologics Inc.	172,086	74
*,1	Atreca Inc. Class A	485,847	64
*	Champions Oncology Inc.	11,573	63
*,1	Novo Integrated Sciences Inc.	77,105	63
*,1	Star Equity Holdings Inc.	53,681	55
*	iSpecimen Inc.	98,114	49
*,1	NightHawk Biosciences Inc.	107,297	47
*	Venus Concept Inc.	37,158	43
*,2	Impact BioMedical Inc. (Registered)	5,171,052	33
*,1	Vaccinex Inc.	35,633	24
*,1	Aprea Therapeutics Inc.	4,990	23
*	KALA BIO Inc.	907	6
*	Coeptis Therapeutics Holdings	7,950	6
*	Acorda Therapeutics Inc.	370	5
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
			175,231,349
Industrials (13.1%)
	Visa Inc. Class A	49,161,229	12,799,126
	Mastercard Inc. Class A	26,261,902	11,200,964
	Accenture plc Class A	19,693,641	6,910,696
*	Boeing Co.	18,995,096	4,951,262
	Caterpillar Inc.	15,980,540	4,724,966
	Union Pacific Corp.	19,125,414	4,697,584
	General Electric Co.	34,192,214	4,363,952
	Honeywell International Inc.	20,699,356	4,340,862
	RTX Corp.	45,157,308	3,799,536
	United Parcel Service Inc. Class B	22,672,144	3,564,741
		Shares	Market Value• ($000)
	Lockheed Martin Corp.	7,781,461	3,526,869
	Deere & Co.	8,138,787	3,254,457
	American Express Co.	17,154,973	3,213,813
	Eaton Corp. plc	12,546,651	3,021,484
	Automatic Data Processing Inc.	12,902,739	3,005,951
*	Fiserv Inc.	18,841,756	2,502,939
	Illinois Tool Works Inc.	8,953,776	2,345,352
	Sherwin-Williams Co.	7,230,256	2,255,117
	CSX Corp.	62,017,878	2,150,160
*	PayPal Holdings Inc.	33,872,041	2,080,082
	General Dynamics Corp.	7,708,880	2,001,765
	Northrop Grumman Corp.	4,262,306	1,995,356
	3M Co.	17,337,401	1,895,325
	Parker-Hannifin Corp.	4,037,796	1,860,213
	FedEx Corp.	7,097,384	1,795,425
	Emerson Electric Co.	17,906,942	1,742,883
	Trane Technologies plc	7,143,049	1,742,190
	Norfolk Southern Corp.	7,102,500	1,678,889
	TransDigm Group Inc.	1,651,003	1,670,155
	Cintas Corp.	2,713,465	1,635,297
	PACCAR Inc.	16,424,461	1,603,849
	Carrier Global Corp.	26,379,345	1,515,493
	Capital One Financial Corp.	11,354,942	1,488,860
*	Block Inc. Class A	17,397,837	1,345,723
	L3Harris Technologies Inc.	5,964,325	1,256,206
	Old Dominion Freight Line Inc.	3,085,860	1,250,792
	Ferguson plc	6,395,035	1,234,689
	Johnson Controls International plc	21,332,887	1,229,628
	United Rentals Inc.	2,130,772	1,221,827
	Paychex Inc.	10,204,499	1,215,458
	AMETEK Inc.	7,233,454	1,192,724
	WW Grainger Inc.	1,400,571	1,160,639
	Otis Worldwide Corp.	12,819,033	1,146,919
	Rockwell Automation Inc.	3,602,718	1,118,572
	PPG Industries Inc.	7,410,874	1,108,296
	Verisk Analytics Inc. Class A	4,544,939	1,085,604
	Cummins Inc.	4,445,252	1,064,949
	Quanta Services Inc.	4,571,620	986,556
	Ingersoll Rand Inc.	12,738,470	985,193
	Martin Marietta Materials Inc.	1,938,346	967,060
	Equifax Inc.	3,877,318	958,822
	Vulcan Materials Co.	4,162,545	944,939

41

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	DuPont de Nemours Inc.	12,162,157	935,635
*	Keysight Technologies Inc.	5,489,430	873,313
	Fidelity National Information Services Inc.	14,459,338	868,572
	Xylem Inc.	7,589,530	867,939
*	Fair Isaac Corp.	735,800	856,479
*	Mettler-Toledo International Inc.	680,609	825,551
	Fortive Corp.	11,037,637	812,701
	Global Payments Inc.	6,382,137	810,531
	Westinghouse Air Brake Technologies Corp.	5,623,695	713,647
	Howmet Aerospace Inc.	12,952,631	700,996
	Dover Corp.	4,380,164	673,713
*	Teledyne Technologies Inc.	1,485,955	663,167
*	Builders FirstSource Inc.	3,875,784	647,023
*	FleetCor Technologies Inc.	2,157,390	609,700
*	Waters Corp.	1,851,713	609,639
	Veralto Corp.	7,355,556	605,068
	Expeditors International of Washington Inc.	4,550,400	578,811
*	Axon Enterprise Inc.	2,228,508	575,690
	Ball Corp.	9,897,934	569,329
	Hubbell Inc. Class B	1,680,691	552,830
	Booz Allen Hamilton Holding Corp. Class A	4,103,391	524,865
	JB Hunt Transport Services Inc.	2,592,145	517,755
	IDEX Corp.	2,368,862	514,304
	Jacobs Solutions Inc.	3,945,611	512,140
	Textron Inc.	6,147,423	494,376
	Synchrony Financial	12,942,016	494,256
	Carlisle Cos. Inc.	1,531,899	478,611
	Snap-on Inc.	1,654,023	477,748
	Stanley Black & Decker Inc.	4,817,212	472,568
	Masco Corp.	7,020,867	470,258
	Graco Inc.	5,303,248	460,110
	Packaging Corp. of America	2,811,341	457,996
	Watsco Inc.	1,062,287	455,158
	RPM International Inc.	4,050,066	452,109
	HEICO Corp. Class A	3,156,132	449,559
	Lennox International Inc.	1,000,356	447,679
*	Zebra Technologies Corp. Class A	1,613,130	440,917
		Shares	Market Value• ($000)
	Nordson Corp.	1,610,023	425,304
	TransUnion	6,066,423	416,824
*	Trimble Inc.	7,797,185	414,810
	Owens Corning	2,780,589	412,167
	AECOM	4,270,648	394,736
	Lincoln Electric Holdings Inc.	1,803,568	392,204
	Pentair plc	5,168,650	375,813
	Jack Henry & Associates Inc.	2,289,612	374,145
*	TopBuild Corp.	993,761	371,925
*	Saia Inc.	831,141	364,223
	Crown Holdings Inc.	3,785,508	348,607
	Allegion plc	2,748,722	348,236
	Westrock Co.	8,060,395	334,668
	Advanced Drainage Systems Inc.	2,327,318	327,314
	Huntington Ingalls Industries Inc.	1,252,546	325,211
*	Affirm Holdings Inc. Class A	6,475,512	318,207
	EMCOR Group Inc.	1,475,815	317,935
	A O Smith Corp.	3,847,110	317,156
	Toro Co.	3,270,698	313,954
	Regal Rexnord Corp.	2,085,500	308,696
	nVent Electric plc	5,214,751	308,140
	ITT Inc.	2,573,973	307,126
*	XPO Inc.	3,456,853	302,786
	Fortune Brands Innovations Inc.	3,975,372	302,685
	CH Robinson Worldwide Inc.	3,469,735	299,750
*	Trex Co. Inc.	3,410,508	282,356
	WESCO International Inc.	1,608,522	279,690
	Tetra Tech Inc.	1,667,432	278,344
	Knight-Swift Transportation Holdings Inc. Class A	4,811,777	277,399
	Robert Half Inc.	3,133,597	275,506
	Curtiss-Wright Corp.	1,202,484	267,901
	Simpson Manufacturing Co. Inc.	1,339,098	265,115
*	WEX Inc.	1,341,277	260,945
*	BILL Holdings Inc.	3,168,013	258,478
	Woodward Inc.	1,881,834	256,174
*	WillScot Mobile Mini Holdings Corp.	5,734,476	255,184
	AptarGroup Inc.	2,059,579	254,605
*	Generac Holdings Inc.	1,936,201	250,235
*	Middleby Corp.	1,689,281	248,611
	Donaldson Co. Inc.	3,799,667	248,308
	AGCO Corp.	2,002,968	243,180

42

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Graphic Packaging Holding Co.	9,619,485	237,120
*	Axalta Coating Systems Ltd.	6,950,605	236,112
	Berry Global Group Inc.	3,454,285	232,784
	Comfort Systems USA Inc.	1,121,465	230,652
*	API Group Corp.	6,622,280	229,131
*	GXO Logistics Inc.	3,725,476	227,850
	Cognex Corp.	5,431,807	226,724
*	FTI Consulting Inc.	1,123,121	223,670
	Oshkosh Corp.	2,052,249	222,484
	Eagle Materials Inc.	1,093,690	221,844
	BWX Technologies Inc.	2,874,120	220,531
	Landstar System Inc.	1,123,765	217,617
*	Paylocity Holding Corp.	1,317,553	217,199
	MKS Instruments Inc.	2,103,748	216,413
*	Fluor Corp.	5,382,618	210,837
	Brunswick Corp.	2,173,615	210,297
	Applied Industrial Technologies Inc.	1,212,155	209,327
	Littelfuse Inc.	781,738	209,162
	Acuity Brands Inc.	978,607	200,448
	MSA Safety Inc.	1,172,240	197,909
	Genpact Ltd.	5,677,082	197,052
*	Atkore Inc.	1,179,645	188,743
*	Core & Main Inc. Class A	4,556,433	184,125
*	ATI Inc.	4,036,679	183,548
*	Chart Industries Inc.	1,340,271	182,719
	Watts Water Technologies Inc. Class A	861,374	179,459
	Sensata Technologies Holding plc	4,773,439	179,338
	Crane Co.	1,516,964	179,214
*	Mohawk Industries Inc.	1,697,249	175,665
	Sonoco Products Co.	3,071,043	171,579
*	AZEK Co. Inc. Class A	4,460,705	170,622
	Flowserve Corp.	4,105,918	169,246
	Vontier Corp.	4,860,826	167,942
	Sealed Air Corp.	4,526,984	165,325
	Allison Transmission Holdings Inc.	2,798,549	162,736
	Maximus Inc.	1,901,331	159,446
	Esab Corp.	1,795,188	155,499
	Valmont Industries Inc.	665,601	155,424
*	Beacon Roofing Supply Inc.	1,783,310	155,184
		Shares	Market Value• ($000)
*	ExlService Holdings Inc.	4,952,750	152,792
	AAON Inc.	2,065,185	152,555
*	MasTec Inc.	1,989,900	150,675
	Ryder System Inc.	1,307,353	150,424
	Federal Signal Corp.	1,933,564	148,382
*	Kirby Corp.	1,867,841	146,588
	Louisiana-Pacific Corp.	2,029,306	143,736
*	Summit Materials Inc. Class A	3,730,080	143,459
	MSC Industrial Direct Co. Inc. Class A	1,410,861	142,864
	Badger Meter Inc.	919,945	142,012
*	Euronet Worldwide Inc.	1,391,863	141,260
	Exponent Inc.	1,600,869	140,941
	Air Lease Corp. Class A	3,299,684	138,389
	HB Fuller Co.	1,696,560	138,117
*	SPX Technologies Inc.	1,361,272	137,502
	Installed Building Products Inc.	751,953	137,472
	Armstrong World Industries Inc.	1,373,045	134,998
	Western Union Co.	11,305,217	134,758
*	Shift4 Payments Inc. Class A	1,803,814	134,096
	GATX Corp.	1,109,705	133,409
*	ASGN Inc.	1,384,045	133,104
	Moog Inc. Class A	903,945	130,873
	EnerSys	1,287,262	129,962
	Insperity Inc.	1,095,357	128,398
	Zurn Elkay Water Solutions Corp.	4,346,362	127,827
	MDU Resources Group Inc.	6,378,160	126,288
	Herc Holdings Inc.	843,483	125,586
	ManpowerGroup Inc.	1,549,825	123,165
	FTAI Aviation Ltd.	2,651,151	123,013
	Franklin Electric Co. Inc.	1,245,465	120,374
*	Knife River Corp.	1,775,012	117,470
	HEICO Corp.	654,552	117,080
	Brink's Co.	1,324,343	116,476
	Matson Inc.	1,060,722	116,255
	Terex Corp.	2,014,965	115,780
*	Spirit AeroSystems Holdings Inc. Class A	3,597,853	114,340
	Silgan Holdings Inc.	2,474,104	111,953
*	Verra Mobility Corp. Class A	4,847,621	111,641
	Otter Tail Corp.	1,306,480	111,012
*	Itron Inc.	1,420,982	107,298
	Hillenbrand Inc.	2,239,011	107,137

43

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	AeroVironment Inc.	838,771	105,719
*	ACI Worldwide Inc.	3,395,998	103,918
*	TriNet Group Inc.	872,127	103,722
*	Marqeta Inc. Class A	14,849,394	103,649
*,1	Aurora Innovation Inc. Class A	23,673,451	103,453
	Kadant Inc.	367,507	103,016
	Enpro Inc.	656,503	102,900
*	GMS Inc.	1,243,622	102,512
	CSW Industrials Inc.	491,371	101,915
*	Dycom Industries Inc.	879,131	101,179
	Encore Wire Corp.	471,228	100,654
	Korn Ferry	1,688,993	100,242
	John Bean Technologies Corp.	1,001,457	99,595
	Belden Inc.	1,280,052	98,884
	Albany International Corp. Class A	981,654	96,418
	ESCO Technologies Inc.	813,320	95,183
*,1	Bloom Energy Corp. Class A	6,400,837	94,732
*	Alight Inc. Class A	11,026,060	94,052
*	CBIZ Inc.	1,493,595	93,484
	ABM Industries Inc.	2,069,008	92,754
*	Modine Manufacturing Co.	1,551,325	92,614
	McGrath RentCorp	766,858	91,732
*	AMN Healthcare Services Inc.	1,184,561	88,700
	UniFirst Corp.	475,839	87,036
	Werner Enterprises Inc.	2,047,074	86,735
	Vestis Corp.	4,092,494	86,515
	ArcBest Corp.	719,604	86,504
	Crane NXT Co.	1,511,205	85,942
*	RXO Inc.	3,675,662	85,496
*	Hub Group Inc. Class A	929,525	85,461
	EVERTEC Inc.	2,065,778	84,573
*	Resideo Technologies Inc.	4,411,658	83,027
	Griffon Corp.	1,353,941	82,523
*	Flywire Corp.	3,528,738	81,690
*	Kratos Defense & Security Solutions Inc.	4,024,600	81,659
*	Remitly Global Inc.	4,150,145	80,596
*	Sterling Infrastructure Inc.	915,171	80,471
	Brady Corp. Class A	1,366,372	80,192
*	O-I Glass Inc.	4,837,829	79,244
	ICF International Inc.	590,565	79,189
*	MYR Group Inc.	540,799	78,216
		Shares	Market Value• ($000)
*	Gibraltar Industries Inc.	988,085	78,039
	ADT Inc.	11,042,433	75,309
	Mueller Water Products Inc. Class A	4,910,327	70,709
	Granite Construction Inc.	1,378,302	70,100
	Trinity Industries Inc.	2,601,392	69,171
*	OSI Systems Inc.	527,329	68,052
*,1	Joby Aviation Inc.	10,165,192	67,599
	Alamo Group Inc.	320,750	67,418
	Patrick Industries Inc.	665,868	66,820
*	Gates Industrial Corp. plc	4,973,804	66,748
*	PGT Innovations Inc.	1,639,775	66,739
*	AAR Corp.	1,044,223	65,160
	Kennametal Inc.	2,510,741	64,752
	International Seaways Inc.	1,402,851	63,802
*	Mercury Systems Inc.	1,735,610	63,471
*	Hayward Holdings Inc.	4,505,474	61,274
*	AvidXchange Holdings Inc.	4,909,739	60,832
*	Masterbrand Inc.	4,058,821	60,273
	Standex International Corp.	379,590	60,119
*	Mirion Technologies Inc. Class A	5,790,755	59,355
*	Masonite International Corp.	696,945	59,003
*	Hillman Solutions Corp.	6,384,493	58,801
*	Huron Consulting Group Inc.	571,594	58,760
*	Construction Partners Inc. Class A	1,299,192	56,541
*	NCR Atleos Corp.	2,300,517	55,880
	Enerpac Tool Group Corp. Class A	1,784,191	55,470
	Primoris Services Corp.	1,662,971	55,227
	Greif Inc. Class A	837,914	54,959
	Tennant Co.	568,086	52,656
	Forward Air Corp.	831,073	52,250
	H&E Equipment Services Inc.	985,625	51,568
*	Leonardo DRS Inc.	2,572,522	51,553
*,1	Enovix Corp.	4,092,703	51,241
	Bread Financial Holdings Inc.	1,547,275	50,967
*	NV5 Global Inc.	450,683	50,080
*	Legalzoom.com Inc.	4,423,719	49,988
	Barnes Group Inc.	1,507,243	49,181

44

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	CoreCivic Inc.	3,380,191	49,114
*	American Woodmark Corp.	520,003	48,282
*	Donnelley Financial Solutions Inc.	766,118	47,783
*	JELD-WEN Holding Inc.	2,523,083	47,636
*	Janus International Group Inc.	3,613,805	47,160
	Helios Technologies Inc.	1,024,698	46,470
*,1	Rocket Lab USA Inc.	8,353,301	46,194
	Lindsay Corp.	349,443	45,134
	Greenbrier Cos. Inc.	982,764	43,419
	AZZ Inc.	742,578	43,136
*	Triumph Group Inc.	2,536,121	42,049
	Kforce Inc.	621,799	42,009
*	Payoneer Global Inc.	7,851,095	40,904
*,1	Symbotic Inc. Class A	784,229	40,254
*	Cimpress plc	494,191	39,560
	Wabash National Corp.	1,464,767	37,527
	Marten Transport Ltd.	1,772,306	37,183
	Apogee Enterprises Inc.	679,634	36,299
*	Air Transport Services Group Inc.	2,058,061	36,242
*,1	Archer Aviation Inc. Class A	5,798,126	35,600
	Napco Security Technologies Inc.	1,022,669	35,026
	TriMas Corp.	1,346,325	34,102
	Columbus McKinnon Corp.	867,216	33,839
*	Aspen Aerogels Inc.	2,091,646	33,006
*	Thermon Group Holdings Inc.	1,006,633	32,786
	Quanex Building Products Corp.	1,048,907	32,065
*	Proto Labs Inc.	821,262	31,996
*	Vicor Corp.	705,525	31,706
*	SP Plus Corp.	601,630	30,834
*,1	Nikola Corp.	34,458,847	30,145
*	Energy Recovery Inc.	1,596,651	30,081
	Schneider National Inc. Class B	1,180,186	30,036
*	BlueLinx Holdings Inc.	258,113	29,247
*,1	Virgin Galactic Holdings Inc.	11,696,553	28,657
*	Transcat Inc.	258,027	28,210
	Deluxe Corp.	1,314,727	28,201
*	Montrose Environmental Group Inc.	864,555	27,778
	Astec Industries Inc.	742,110	27,606
		Shares	Market Value• ($000)
*	ZipRecruiter Inc. Class A	1,957,712	27,212
	VSE Corp.	407,011	26,297
	First Advantage Corp.	1,578,966	26,163
	Powell Industries Inc.	282,335	24,958
*	Cross Country Healthcare Inc.	1,087,862	24,629
	Barrett Business Services Inc.	211,351	24,474
	Gorman-Rupp Co.	674,820	23,976
*	Blue Bird Corp.	859,376	23,169
*	International Money Express Inc.	1,047,443	23,138
*	Titan International Inc.	1,526,933	22,721
	Hyster-Yale Materials Handling Inc.	361,598	22,488
*	CryoPort Inc.	1,449,481	22,452
*	Ducommun Inc.	421,727	21,955
	Pitney Bowes Inc.	4,751,486	20,907
	CRA International Inc.	210,751	20,833
	Myers Industries Inc.	1,064,615	20,813
	Insteel Industries Inc.	535,957	20,522
	Heartland Express Inc.	1,428,621	20,372
*	Conduent Inc.	5,553,255	20,269
	Douglas Dynamics Inc.	676,869	20,089
	Argan Inc.	427,894	20,021
	Kelly Services Inc. Class A	921,762	19,928
*	Repay Holdings Corp. Class A	2,322,791	19,837
	Kaman Corp.	815,429	19,530
*	IES Holdings Inc.	235,697	18,672
*	Titan Machinery Inc.	640,698	18,503
	REV Group Inc.	1,017,861	18,495
	Cass Information Systems Inc.	408,138	18,387
*	Manitowoc Co. Inc.	1,083,726	18,087
	Cadre Holdings Inc.	528,400	17,379
	Ennis Inc.	789,811	17,305
*,1	PureCycle Technologies Inc.	4,248,447	17,206
	Heidrick & Struggles International Inc.	580,522	17,143
*	CECO Environmental Corp.	843,032	17,097
	Mesa Laboratories Inc.	159,129	16,672
*	DXP Enterprises Inc.	478,217	16,116
	Perella Weinberg Partners Class A	1,278,425	15,635
*	Hudson Technologies Inc.	1,149,613	15,508
*	Franklin Covey Co.	349,702	15,223

45

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Resources Connection Inc.	1,068,324	15,138
*	Cantaloupe Inc.	2,042,575	15,135
*	I3 Verticals Inc. Class A	707,059	14,968
*	V2X Inc.	316,924	14,718
	Pactiv Evergreen Inc.	1,068,389	14,648
*	TrueBlue Inc.	942,024	14,451
	National Presto Industries Inc.	179,509	14,411
*	Great Lakes Dredge & Dock Corp.	1,843,428	14,158
*,1	Atmus Filtration Technologies Inc.	601,023	14,118
*	Astronics Corp.	808,671	14,087
*,1	Evolv Technologies Holdings Inc.	2,974,460	14,039
*	Green Dot Corp. Class A	1,377,254	13,635
	Miller Industries Inc.	314,326	13,293
*	Sterling Check Corp.	939,412	13,077
	United States Lime & Minerals Inc.	54,808	12,625
*	Limbach Holdings Inc.	273,917	12,455
	FTAI Infrastructure Inc.	3,188,200	12,402
*	FARO Technologies Inc.	546,929	12,322
	TTEC Holdings Inc.	567,356	12,295
*	Vishay Precision Group Inc.	346,096	11,791
	Shyft Group Inc.	964,741	11,789
	Allient Inc.	388,182	11,727
*	Concrete Pumping Holdings Inc.	1,403,777	11,511
*	Daseke Inc.	1,397,196	11,317
*	Custom Truck One Source Inc.	1,831,243	11,317
*	AerSale Corp.	886,801	11,258
[1]	Eagle Bulk Shipping Inc.	202,315	11,208
*	Tutor Perini Corp.	1,210,073	11,012
	LSI Industries Inc.	777,330	10,945
*	Radiant Logistics Inc.	1,602,191	10,639
*	BrightView Holdings Inc.	1,219,101	10,265
*	Distribution Solutions Group Inc.	319,072	10,070
*,1	Bowman Consulting Group Ltd. Class A	281,436	9,997
*,1	Target Hospitality Corp.	995,822	9,689
	Covenant Logistics Group Inc. Class A	209,606	9,650
*	Forrester Research Inc.	359,746	9,645
		Shares	Market Value• ($000)
*	L B Foster Co. Class A	413,355	9,090
	Park Aerospace Corp.	613,019	9,011
	Overseas Shipholding Group Inc. Class A	1,689,920	8,906
*	TaskUS Inc. Class A	680,818	8,898
*	Moneylion Inc.	139,245	8,729
*	Willdan Group Inc.	399,927	8,598
*	Advantage Solutions Inc.	2,262,148	8,189
*	Iteris Inc.	1,518,768	7,898
*	Ranpak Holdings Corp. Class A	1,271,849	7,402
*	Luna Innovations Inc.	1,112,056	7,395
*	Paymentus Holdings Inc. Class A	408,611	7,302
*	Graham Corp.	377,551	7,162
*	SoundThinking Inc.	274,829	7,019
	Park-Ohio Holdings Corp.	258,617	6,972
*	Performant Financial Corp.	2,204,695	6,890
*	Commercial Vehicle Group Inc.	969,649	6,797
	Information Services Group Inc.	1,420,253	6,689
	Kronos Worldwide Inc.	666,260	6,623
*,1	Microvast Holdings Inc.	4,691,275	6,568
	Universal Logistics Holdings Inc.	230,693	6,464
*	Blade Air Mobility Inc.	1,780,179	6,284
*,1	Eos Energy Enterprises Inc.	5,747,383	6,265
*	Quad/Graphics Inc.	1,103,900	5,983
*	Atlanticus Holdings Corp.	150,156	5,807
*	Mistras Group Inc.	778,795	5,701
*	Manitex International Inc.	640,610	5,599
	Twin Disc Inc.	344,051	5,560
	Karat Packaging Inc.	216,891	5,390
*	Gencor Industries Inc.	332,487	5,366
*	Acacia Research Corp.	1,364,575	5,349
*	CS Disco Inc.	700,982	5,320
*,1	Rekor Systems Inc.	1,590,214	5,295
*,1	Desktop Metal Inc. Class A	7,049,819	5,294
*	Smith-Midland Corp.	132,192	5,222
*	DLH Holdings Corp.	326,878	5,148
*	Orion Group Holdings Inc.	939,452	4,641

46

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	RCM Technologies Inc.	159,492	4,632
	ARC Document Solutions Inc.	1,338,175	4,389
*	DHI Group Inc.	1,659,630	4,298
*	HireRight Holdings Corp.	312,786	4,207
	Hurco Cos. Inc.	194,394	4,185
*	Mayville Engineering Co. Inc.	283,525	4,088
*	PAM Transportation Services Inc.	196,206	4,077
*	Core Molding Technologies Inc.	210,686	3,904
*,1	TuSimple Holdings Inc. Class A	4,277,881	3,755
[1]	EVI Industries Inc.	155,167	3,682
*,1	BlackSky Technology Inc. Class A	2,623,844	3,673
	BGSF Inc.	359,805	3,382
*,1	Byrna Technologies Inc.	515,082	3,291
*,1	Amprius Technologies Inc.	593,900	3,142
*,1	Hyliion Holdings Corp.	3,720,847	3,028
*	Innovative Solutions & Support Inc.	353,301	3,014
*,1	Danimer Scientific Inc. Class A	2,920,239	2,979
*,1	Spire Global Inc.	372,090	2,910
*,1	Terran Orbital Corp.	2,419,100	2,758
*,1	CompoSecure Inc.	505,739	2,731
*	Babcock & Wilcox Enterprises Inc.	1,843,405	2,691
*	Willis Lease Finance Corp.	53,245	2,603
*,1	CPI Card Group Inc.	133,343	2,559
*,1	Skillsoft Corp.	145,044	2,550
*,1	Markforged Holding Corp.	3,063,363	2,512
*	VirTra Inc.	265,149	2,511
	Frequency Electronics Inc.	228,179	2,499
[1]	HireQuest Inc.	159,520	2,449
*	Alpha Pro Tech Ltd.	462,840	2,448
*,1	374Water Inc.	1,698,615	2,412
*	Ultralife Corp.	348,051	2,374
*,1	Paysign Inc.	842,113	2,358
*,1,2	Tingo Group Inc.	3,254,473	2,246
*	Research Solutions Inc.	846,894	2,202
*,1	SKYX Platforms Corp.	1,335,481	2,137
*,1	Redwire Corp.	737,344	2,101
		Shares	Market Value• ($000)
*,1	Wrap Technologies Inc.	672,384	2,084
*	LS Starrett Co. Class A	166,241	2,012
*,1	Hyzon Motors Inc.	2,227,561	1,994
*	GEE Group Inc.	3,870,957	1,936
*	Broadwind Inc.	689,278	1,909
*,1	Velo3D Inc.	4,791,156	1,905
*,1	Workhorse Group Inc.	5,121,723	1,844
*,1	Where Food Comes From Inc.	133,053	1,811
*,1	INNOVATE Corp.	1,428,742	1,757
*	Hudson Global Inc.	107,683	1,676
*,1	Odyssey Marine Exploration Inc. Class B	349,692	1,626
*,1	Coda Octopus Group Inc.	222,690	1,336
*	Usio Inc.	757,304	1,303
*	Lightbridge Corp.	383,955	1,232
*,1	Knightscope Inc. Class A	1,984,525	1,191
*	LightPath Technologies Inc. Class A	875,201	1,103
*,1	FreightCar America Inc.	351,606	949
*,1	Hydrofarm Holdings Group Inc.	950,421	872
*	Priority Technology Holdings Inc.	239,738	853
*,1	Astra Space Inc. Class A	361,787	825
*,1	Sono-Tek Corp.	158,428	822
*	M-Tron Industries Inc.	22,400	800
*	RF Industries Ltd.	249,088	757
*	IZEA Worldwide Inc.	369,547	743
*	Pioneer Power Solutions Inc.	107,157	728
*,1	Katapult Holdings Inc.	65,728	718
*	StarTek Inc.	158,219	698
	Espey Manufacturing & Electronics Corp.	36,920	690
*	Orion Energy Systems Inc.	765,432	663
*	ClearSign Technologies Corp.	588,974	654
*,1	Sypris Solutions Inc.	311,226	629
*,1	AppTech Payments Corp.	289,967	577
*	Air T Inc.	32,860	542
*,1	Cepton Inc.	170,313	535
*	TOMI Environmental Solutions Inc.	484,669	490
*	Mega Matrix Corp.	339,000	478

47

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	TSR Inc.	50,537	455
*	Fuel Tech Inc.	430,339	452
*,1	Team Inc.	67,315	444
	Taitron Components Inc. Class A	125,572	438
*	Taylor Devices Inc.	15,808	349
*	FG Group Holdings Inc.	226,990	334
*,1	Dragonfly Energy Holdings Corp.	610,200	331
*	Astrotech Corp.	38,881	330
*,1	MSP Recovery Inc.	140,320	319
*,1	Xos Inc.	39,986	311
*,1	Momentus Inc.	174,015	301
*,1	AmpliTech Group Inc.	135,900	259
*,1	AEye Inc.	108,615	249
*	Servotronics Inc.	19,533	244
*,1	Sarcos Technology & Robotics Corp.	335,368	242
*,1	Applied DNA Sciences Inc.	346,633	214
*,1	AgEagle Aerial Systems Inc.	1,950,222	205
*	LGL Group Inc.	30,781	189
*	Jewett-Cameron Trading Co. Ltd.	33,538	179
*,1	Air Industries Group	52,840	172
*	DSS Inc.	1,292,763	155
*	Professional Diversity Network Inc.	68,106	138
*	Ryvyl Inc.	32,268	135
*	OLB Group Inc.	113,427	120
*,1	Shapeways Holdings Inc.	44,252	109
*,1	ENGlobal Corp.	50,641	87
*,1	CISO Global Inc.	726,500	74
*	CPI Aerostructures Inc.	24,969	68
*,1	Polar Power Inc.	156,102	63
*,1	Energous Corp.	33,731	62
*,1	Digital Ally Inc.	15,845	33
*	Safe & Green Development Corp.	23,128	32
*	Art's-Way Manufacturing Co. Inc.	6,594	14
*	Interlink Electronics Inc.	438	6
	Greif Inc. Class B	76	5
*	Electro-Sensors Inc.	1,400	5
*	Intuitive Machines Inc.	2,154	5
*	Fathom Digital Manufacturing C	673	3
*,2	Patriot National Inc.	129,819	—
		Shares	Market Value• ($000)
*	Ardagh Group SA Class A	37	—
*,2	GCI Liberty Inc.	2,704,635	—
*	Sidus Space Inc. Class A	1	—
			190,298,744
Real Estate (3.0%)
	Prologis Inc.	29,005,186	3,866,391
	American Tower Corp.	14,638,758	3,160,215
	Equinix Inc.	2,945,648	2,372,395
	Welltower Inc.	17,468,904	1,575,171
	Crown Castle Inc.	13,605,475	1,567,215
	Public Storage	4,963,106	1,513,747
	Simon Property Group Inc.	9,714,257	1,385,642
	Realty Income Corp.	22,692,481	1,303,002
	Digital Realty Trust Inc.	9,502,319	1,278,822
*	CoStar Group Inc.	12,807,972	1,119,289
	Extra Space Storage Inc.	6,623,048	1,061,873
	VICI Properties Inc. Class A	27,557,957	878,548
	SBA Communications Corp. Class A	3,393,340	860,856
*	CBRE Group Inc. Class A	9,076,794	844,959
	AvalonBay Communities Inc.	4,449,033	832,948
	Weyerhaeuser Co.	22,894,971	796,058
	Equity Residential	11,345,969	693,920
	Alexandria Real Estate Equities Inc.	5,472,500	693,749
	Invitation Homes Inc.	19,168,024	653,821
	Iron Mountain Inc.	9,184,877	642,758
	Ventas Inc.	12,624,557	629,208
	Sun Communities Inc.	3,905,724	522,000
	Essex Property Trust Inc.	2,011,599	498,756
	Mid-America Apartment Communities Inc.	3,655,450	491,512
	WP Carey Inc.	6,855,834	444,327
	Host Hotels & Resorts Inc.	22,055,499	429,421
	Kimco Realty Corp.	19,473,694	414,984
	UDR Inc.	10,306,683	394,643
	Gaming & Leisure Properties Inc.	7,907,997	390,260
	Regency Centers Corp.	5,783,019	387,462
	Equity LifeStyle Properties Inc.	5,255,010	370,688

48

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Rexford Industrial Realty Inc.	6,422,060	360,278
	American Homes 4 Rent Class A	9,614,830	345,749
	Healthpeak Properties Inc.	17,152,943	339,628
	Camden Property Trust	3,337,097	331,340
	CubeSmart	7,045,568	326,562
	Boston Properties Inc.	4,428,187	310,726
	Lamar Advertising Co. Class A	2,748,855	292,148
*	Zillow Group Inc. Class C	4,925,065	284,964
*	Jones Lang LaSalle Inc.	1,499,720	283,252
	Americold Realty Trust Inc.	8,974,599	271,661
	EastGroup Properties Inc.	1,456,377	267,303
	Federal Realty Investment Trust	2,556,057	263,402
	NNN REIT Inc.	5,692,087	245,329
	Omega Healthcare Investors Inc.	7,671,282	235,202
	STAG Industrial Inc.	5,735,930	225,193
	Brixmor Property Group Inc.	9,378,601	218,240
	First Industrial Realty Trust Inc.	4,127,491	217,395
	Healthcare Realty Trust Inc. Class A	12,017,829	207,067
	Agree Realty Corp.	3,131,670	197,139
	Ryman Hospitality Properties Inc.	1,771,070	194,924
	Spirit Realty Capital Inc.	4,399,673	192,222
	Terreno Realty Corp.	2,717,924	170,332
	Apartment Income REIT Corp. Class A	4,567,210	158,619
	Kite Realty Group Trust	6,884,009	157,368
	Rayonier Inc.	4,681,076	156,395
	Vornado Realty Trust	5,436,828	153,590
	Kilroy Realty Corp.	3,681,965	146,690
	Phillips Edison & Co. Inc.	3,767,274	137,430
	Essential Properties Realty Trust Inc.	4,897,772	125,187
	PotlatchDeltic Corp.	2,503,279	122,911
	Cousins Properties Inc.	4,763,164	115,983
	EPR Properties	2,364,241	114,548
	Independence Realty Trust Inc.	7,070,134	108,173
	Apple Hospitality REIT Inc.	6,403,559	106,363
		Shares	Market Value• ($000)
	Macerich Co.	6,786,795	104,720
	Sabra Health Care REIT Inc.	7,292,221	104,060
	Broadstone Net Lease Inc.	5,879,915	101,252
	Physicians Realty Trust	7,451,241	99,176
	National Storage Affiliates Trust	2,372,607	98,392
	Park Hotels & Resorts Inc.	6,413,483	98,126
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,540,979	97,660
[1]	Medical Properties Trust Inc.	18,769,212	92,157
	LXP Industrial Trust	9,270,070	91,959
[1]	SL Green Realty Corp.	2,028,359	91,621
	COPT Defense Properties	3,524,705	90,338
	DigitalBridge Group Inc.	5,086,461	89,217
	Innovative Industrial Properties Inc.	878,122	88,532
	Tanger Inc.	3,112,038	86,266
*	Opendoor Technologies Inc.	19,195,131	85,994
	CareTrust REIT Inc.	3,740,748	83,718
	SITE Centers Corp.	6,138,966	83,674
*	Howard Hughes Holdings Inc.	968,271	82,836
	Highwoods Properties Inc.	3,321,104	76,253
[1]	Global Net Lease Inc.	7,608,379	75,703
	Douglas Emmett Inc.	5,065,522	73,450
	National Health Investors Inc.	1,300,502	72,633
	St. Joe Co.	1,195,695	71,957
	Four Corners Property Trust Inc.	2,804,407	70,952
	Sunstone Hotel Investors Inc.	6,496,227	69,705
*	Zillow Group Inc. Class A	1,163,369	65,986
	Outfront Media Inc.	4,638,794	64,758
*	Cushman & Wakefield plc	5,937,720	64,127
	Urban Edge Properties	3,466,910	63,444
	Pebblebrook Hotel Trust	3,927,532	62,762
	DiamondRock Hospitality Co.	6,497,620	61,013
	Equity Commonwealth	3,150,949	60,498
	RLJ Lodging Trust	4,823,853	56,536

49

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Retail Opportunity Investments Corp.	3,784,433	53,096
	Acadia Realty Trust	2,997,012	50,919
	InvenTrust Properties Corp.	2,007,100	50,860
	JBG SMITH Properties	2,933,752	49,903
*	Compass Inc. Class A	11,889,624	44,705
	Service Properties Trust	5,220,401	44,582
	Newmark Group Inc. Class A	4,036,442	44,239
	Alexander & Baldwin Inc.	2,277,884	43,325
	Uniti Group Inc.	7,463,005	43,136
	Xenia Hotels & Resorts Inc.	3,165,313	43,112
	LTC Properties Inc.	1,324,789	42,552
	Kennedy-Wilson Holdings Inc.	3,429,394	42,456
	Getty Realty Corp.	1,428,700	41,747
	Elme Communities	2,813,618	41,079
	Hudson Pacific Properties Inc.	4,402,588	40,988
*	GEO Group Inc.	3,736,646	40,468
	Easterly Government Properties Inc. Class A	2,891,300	38,859
	Empire State Realty Trust Inc. Class A	3,990,347	38,666
	Veris Residential Inc.	2,448,747	38,519
[1]	eXp World Holdings Inc.	2,432,851	37,758
	NETSTREIT Corp.	2,063,533	36,834
*	Redfin Corp.	3,457,551	35,682
*	Apartment Investment & Management Co. Class A	4,437,902	34,749
	UMH Properties Inc.	2,256,065	34,563
	RPT Realty	2,665,717	34,201
	Plymouth Industrial REIT Inc.	1,371,217	33,005
	Marcus & Millichap Inc.	755,429	32,997
	Paramount Group Inc.	6,004,698	31,044
	Brandywine Realty Trust	5,445,069	29,403
	Piedmont Office Realty Trust Inc. Class A	3,892,835	27,678
	Diversified Healthcare Trust	7,325,882	27,399
*	Anywhere Real Estate Inc.	3,293,319	26,709
	Centerspace	454,649	26,461
		Shares	Market Value• ($000)
	American Assets Trust Inc.	1,155,723	26,015
	Armada Hoffler Properties Inc.	1,896,036	23,454
	NexPoint Residential Trust Inc.	676,829	23,303
	Summit Hotel Properties Inc.	3,209,693	21,569
[1]	Peakstone Realty Trust	1,076,600	21,457
	Global Medical REIT Inc.	1,861,159	20,659
	Community Healthcare Trust Inc.	747,617	19,917
	Whitestone REIT	1,541,690	18,947
[1]	Farmland Partners Inc.	1,486,534	18,552
[1]	CBL & Associates Properties Inc.	732,574	17,889
	Universal Health Realty Income Trust	413,444	17,881
*	Forestar Group Inc.	538,939	17,823
	Saul Centers Inc.	439,170	17,246
	Gladstone Land Corp.	1,118,425	16,161
	Alexander's Inc.	75,137	16,047
	Chatham Lodging Trust	1,474,768	15,810
[1]	Ares Commercial Real Estate Corp.	1,521,592	15,764
	Gladstone Commercial Corp.	1,186,750	15,713
	RMR Group Inc. Class A	443,704	12,526
	One Liberty Properties Inc.	549,453	12,039
	Office Properties Income Trust	1,518,403	11,115
[1]	CTO Realty Growth Inc.	633,230	10,974
*	FRP Holdings Inc.	170,118	10,697
*	Tejon Ranch Co.	619,353	10,653
	Orion Office REIT Inc.	1,829,577	10,465
*,1	Seritage Growth Properties Class A	1,116,701	10,441
	Industrial Logistics Properties Trust	2,135,037	10,035
	NET Lease Office Properties	497,306	9,190
*,1	Stratus Properties Inc.	274,453	7,921
	Alpine Income Property Trust Inc.	467,309	7,902
	Bridge Investment Group Holdings Inc. Class A	806,505	7,888
	Postal Realty Trust Inc. Class A	503,164	7,326

50

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	City Office REIT Inc.	1,177,661	7,196
	Franklin Street Properties Corp.	2,758,628	7,062
	RE/MAX Holdings Inc. Class A	519,322	6,923
	BRT Apartments Corp.	355,802	6,614
	Douglas Elliman Inc.	2,057,383	6,069
*,1	Offerpad Solutions Inc.	568,364	5,826
*	Star Holdings	384,803	5,764
	Braemar Hotels & Resorts Inc.	2,097,772	5,244
	Modiv Industrial Inc. Class C	224,372	3,343
*	Maui Land & Pineapple Co. Inc.	201,600	3,203
*	AMREP Corp.	115,952	2,548
*,1	Ashford Hospitality Trust Inc.	1,242,653	2,411
	Clipper Realty Inc.	405,295	2,189
	Creative Media & Community Trust Corp.	477,630	1,786
	Bluerock Homes Trust Inc.	109,382	1,530
	Global Self Storage Inc.	319,661	1,480
*,1	Altisource Portfolio Solutions SA	399,728	1,423
*	Fathom Holdings Inc.	347,914	1,249
*	Comstock Holding Cos. Inc. Class A	164,051	733
*	Rafael Holdings Inc. Class B	381,611	698
*	Sotherly Hotels Inc.	337,859	503
*,1	LuxUrban Hotels Inc.	43,833	262
[1]	Presidio Property Trust Inc. Class A	184,525	190
*,2	New York REIT Liquidating LLC	19,100	133
*	Alset Inc.	77,598	80
*	Trinity Place Holdings Inc.	467,678	52
*,1	Avalon GloboCare Corp.	33,944	16
*	American Strategic Investment Co.	254	2
*,2	Spirit MTA REIT	2,854,330	—
*	CKX Lands Inc.	30	—
			43,977,030
Technology (31.0%)
	Apple Inc.	463,748,976	89,285,590
	Microsoft Corp.	233,278,085	87,721,891
	NVIDIA Corp.	73,651,336	36,473,615
*	Alphabet Inc. Class A	185,773,154	25,950,652
		Shares	Market Value• ($000)
*	Meta Platforms Inc. Class A	69,669,051	24,660,057
*	Alphabet Inc. Class C	152,719,604	21,522,774
	Broadcom Inc.	13,928,914	15,548,150
*	Adobe Inc.	14,289,771	8,525,277
*	Salesforce Inc.	29,009,098	7,633,454
*	Advanced Micro Devices Inc.	50,708,088	7,474,879
	Intel Corp.	132,347,697	6,650,472
	Oracle Corp.	51,580,874	5,438,172
	Intuit Inc.	8,354,502	5,221,814
	QUALCOMM Inc.	34,922,133	5,050,788
	Texas Instruments Inc.	28,482,478	4,855,123
	International Business Machines Corp.	28,640,079	4,684,085
*	ServiceNow Inc.	6,432,254	4,544,323
	Applied Materials Inc.	26,252,722	4,254,779
	Lam Research Corp.	4,136,298	3,239,797
	Analog Devices Inc.	15,570,646	3,091,707
	Micron Technology Inc.	34,472,657	2,941,897
*	Palo Alto Networks Inc.	9,898,099	2,918,751
	KLA Corp.	4,265,906	2,479,771
*	Synopsys Inc.	4,773,109	2,457,722
*	Cadence Design Systems Inc.	8,539,101	2,325,795
	Amphenol Corp. Class A	18,761,794	1,859,857
*	Snowflake Inc. Class A	9,321,315	1,854,942
	Roper Technologies Inc.	3,344,804	1,823,487
*	Crowdstrike Holdings Inc. Class A	7,101,528	1,813,162
*	Workday Inc. Class A	6,496,043	1,793,298
	Marvell Technology Inc.	27,105,912	1,634,758
*	Autodesk Inc.	6,710,560	1,633,887
	Microchip Technology Inc.	16,985,836	1,531,783
	TE Connectivity Ltd.	9,755,583	1,370,659
*	Fortinet Inc.	20,480,474	1,198,722
	Cognizant Technology Solutions Corp. Class A	15,721,910	1,187,476
*	Atlassian Corp. Class A	4,872,748	1,159,032
*	ON Semiconductor Corp.	13,527,613	1,129,962
*	Palantir Technologies Inc. Class A	61,738,653	1,060,053
*	Gartner Inc.	2,324,409	1,048,564
*	Datadog Inc. Class A	8,542,756	1,036,920

51

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ANSYS Inc.	2,732,569	991,595
*	DoorDash Inc. Class A	9,905,913	979,596
	CDW Corp.	4,202,456	955,302
	Monolithic Power Systems Inc.	1,430,997	902,644
*	HubSpot Inc.	1,504,140	873,213
*	MongoDB Inc. Class A	2,129,759	870,752
	HP Inc.	27,909,533	839,798
*	Splunk Inc.	5,285,897	805,306
*	Cloudflare Inc. Class A	8,843,863	736,340
	Corning Inc.	24,073,700	733,044
*	Pinterest Inc. Class A	18,434,979	682,832
	Hewlett Packard Enterprise Co.	40,193,075	682,478
*	PTC Inc.	3,553,734	621,761
*	Zscaler Inc.	2,780,423	616,031
	Dell Technologies Inc. Class C	7,987,767	611,064
	NetApp Inc.	6,542,088	576,750
	Entegris Inc.	4,709,616	564,306
	Skyworks Solutions Inc.	5,003,941	562,543
*	Akamai Technologies Inc.	4,726,953	559,435
*	VeriSign Inc.	2,707,716	557,681
*	Snap Inc. Class A	32,820,879	555,657
*	Tyler Technologies Inc.	1,318,991	551,497
*	EPAM Systems Inc.	1,815,236	539,742
*	Western Digital Corp.	10,228,792	535,682
	Seagate Technology Holdings plc	6,263,163	534,686
*	Zoom Video Communications Inc. Class A	7,294,702	524,562
	Teradyne Inc.	4,798,838	520,770
	Vertiv Holdings Co. Class A	10,734,535	515,580
	Jabil Inc.	3,819,661	486,625
*	GoDaddy Inc. Class A	4,416,070	468,810
	Leidos Holdings Inc.	4,307,704	466,266
*	Dynatrace Inc.	8,298,026	453,819
*	Okta Inc. Class A	4,933,901	446,666
*	Super Micro Computer Inc.	1,484,478	421,978
*	Manhattan Associates Inc.	1,929,732	415,510
*	Twilio Inc. Class A	5,390,398	408,969
	SS&C Technologies Holdings Inc.	6,603,738	403,554
	Gen Digital Inc.	17,013,885	388,257
*	DocuSign Inc. Class A	6,383,307	379,488
		Shares	Market Value• ($000)
	Bentley Systems Inc. Class B	7,104,361	370,706
*	Nutanix Inc. Class A	7,537,563	359,466
*	Qorvo Inc.	3,060,986	344,698
*	Unity Software Inc.	8,377,996	342,576
*	F5 Inc.	1,874,185	335,442
*	Pure Storage Inc. Class A	9,351,311	333,468
	Paycom Software Inc.	1,611,545	333,139
*	Match Group Inc.	8,547,566	311,986
*	Ceridian HCM Holding Inc.	4,643,544	311,675
*	Lattice Semiconductor Corp.	4,325,177	298,394
*	UiPath Inc. Class A	11,446,235	284,324
*	Guidewire Software Inc.	2,565,214	279,711
*	Elastic NV	2,460,399	277,287
	Universal Display Corp.	1,414,440	270,526
*	Onto Innovation Inc.	1,548,803	236,812
*	Toast Inc. Class A	12,794,225	233,623
	KBR Inc.	4,212,871	233,435
*	Dropbox Inc. Class A	7,860,970	231,741
*	Rambus Inc.	3,373,203	230,221
*	CACI International Inc. Class A	697,124	225,771
*	SPS Commerce Inc.	1,147,711	222,472
*	Fabrinet	1,146,909	218,291
*	Qualys Inc.	1,088,222	213,596
*,1	MicroStrategy Inc. Class A	335,693	212,030
	Science Applications International Corp.	1,670,248	207,645
*	Arrow Electronics Inc.	1,688,600	206,431
*	Coherent Corp.	4,734,643	206,099
*	Procore Technologies Inc.	2,958,877	204,813
*	ZoomInfo Technologies Inc. Class A	11,047,729	204,273
*	Aspen Technology Inc.	908,813	200,075
*	SentinelOne Inc. Class A	7,279,356	199,746
*	AppLovin Corp. Class A	4,995,377	199,066
*	Smartsheet Inc. Class A	4,066,946	194,481
*	Novanta Inc.	1,121,519	188,875
*	Gitlab Inc. Class A	2,960,462	186,391
*	Insight Enterprises Inc.	1,023,704	181,390
*	Five9 Inc.	2,285,318	179,832

52

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Concentrix Corp.	1,802,617	177,035
	TD SYNNEX Corp.	1,592,946	171,417
*	Wolfspeed Inc.	3,924,135	170,739
*	Tenable Holdings Inc.	3,622,318	166,844
	Dolby Laboratories Inc. Class A	1,869,036	161,074
*	Samsara Inc. Class A	4,811,159	160,596
*	DoubleVerify Holdings Inc.	4,266,288	156,914
*	MACOM Technology Solutions Holdings Inc.	1,666,094	154,863
*	Workiva Inc. Class A	1,478,338	150,096
*	Kyndryl Holdings Inc.	7,208,446	149,792
*	Varonis Systems Inc. Class B	3,262,196	147,712
	Power Integrations Inc.	1,792,895	147,215
*	Blackbaud Inc.	1,682,256	145,852
*	Freshworks Inc. Class A	6,131,296	144,024
	Avnet Inc.	2,852,864	143,784
*	Altair Engineering Inc. Class A	1,701,833	143,209
*	Synaptics Inc.	1,237,297	141,151
*	DXC Technology Co.	6,089,036	139,256
*	Cirrus Logic Inc.	1,672,600	139,144
*	Confluent Inc. Class A	5,914,880	138,408
*	Silicon Laboratories Inc.	1,013,366	134,038
*	Teradata Corp.	3,068,278	133,501
*	Axcelis Technologies Inc.	1,024,591	132,879
	Amkor Technology Inc.	3,891,601	129,474
	Advanced Energy Industries Inc.	1,184,350	128,999
*	IAC Inc.	2,284,679	119,671
*	CommVault Systems Inc.	1,393,172	111,245
*	Box Inc. Class A	4,293,090	109,946
*	Diodes Inc.	1,359,694	109,483
*	BlackLine Inc.	1,713,216	106,973
*	Appfolio Inc. Class A	617,010	106,891
	Dun & Bradstreet Holdings Inc.	9,096,127	106,425
*	Rapid7 Inc.	1,806,242	103,136
*	FormFactor Inc.	2,432,698	101,468
*	IPG Photonics Corp.	909,901	98,761
*	Yelp Inc. Class A	2,046,689	96,890
*	Alarm.com Holdings Inc.	1,492,446	96,442
	Vishay Intertechnology Inc.	4,017,559	96,301
*	Plexus Corp.	873,706	94,474
		Shares	Market Value• ($000)
*	Ziff Davis Inc.	1,403,453	94,298
*,1	C3.ai Inc. Class A	3,240,409	93,032
*	CCC Intelligent Solutions Holdings Inc.	8,089,183	92,136
*	Braze Inc. Class A	1,714,321	91,082
*	Alteryx Inc. Class A	1,871,539	88,262
*	Sprout Social Inc. Class A	1,434,106	88,111
*	Sanmina Corp.	1,698,911	87,273
*	JFrog Ltd.	2,507,959	86,800
*	RingCentral Inc. Class A	2,523,615	85,677
*	Parsons Corp.	1,333,802	83,643
*	Credo Technology Group Holding Ltd.	4,006,330	78,003
*	Rogers Corp.	590,355	77,968
*	Envestnet Inc.	1,536,522	76,089
*	Q2 Holdings Inc.	1,736,011	75,360
*	HashiCorp Inc. Class A	3,147,025	74,396
*	LiveRamp Holdings Inc.	1,963,284	74,369
	Progress Software Corp.	1,367,690	74,266
*	Perficient Inc.	1,089,931	71,739
*	Ambarella Inc.	1,169,817	71,698
*	nCino Inc.	2,120,722	71,320
*	Schrodinger Inc.	1,982,406	70,970
*	NCR Voyix Corp.	4,169,167	70,501
*	Cargurus Inc. Class A	2,872,703	69,405
*	ePlus Inc.	842,988	67,304
*	Allegro MicroSystems Inc.	2,168,466	65,639
*	SiTime Corp.	530,377	64,748
*,1	Fastly Inc. Class A	3,626,374	64,549
	Pegasystems Inc.	1,302,725	63,651
*,1	IonQ Inc.	5,052,628	62,602
*,1	Impinj Inc.	694,053	62,486
	Xerox Holdings Corp.	3,403,634	62,389
*,1	DigitalOcean Holdings Inc.	1,664,786	61,081
*	PagerDuty Inc.	2,588,630	59,927
*	Squarespace Inc. Class A	1,798,427	59,366
*	Upwork Inc.	3,788,967	56,342
	Clear Secure Inc. Class A	2,648,213	54,686
*	Photronics Inc.	1,730,995	54,301
*	MaxLinear Inc. Class A	2,266,415	53,873
*	Agilysys Inc.	634,411	53,811
*	Verint Systems Inc.	1,962,609	53,049
*	Veeco Instruments Inc.	1,661,047	51,542
*	Cleanspark Inc.	4,610,798	50,857
*	PROS Holdings Inc.	1,299,892	50,423

53

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Cohu Inc.	1,420,203	50,261
*	TTM Technologies Inc.	3,165,196	50,042
*	Appian Corp. Class A	1,311,913	49,407
*	NetScout Systems Inc.	2,151,820	47,232
*	Ultra Clean Holdings Inc.	1,366,150	46,640
*	Informatica Inc. Class A	1,614,836	45,845
*,1	Xometry Inc. Class A	1,271,417	45,657
	CSG Systems International Inc.	846,686	45,052
*	Bumble Inc. Class A	3,047,003	44,913
*	Vertex Inc. Class A	1,665,584	44,871
*	Paycor HCM Inc.	2,030,807	43,845
*	Semtech Corp.	1,987,195	43,539
*,1	Asana Inc. Class A	2,235,408	42,495
	CTS Corp.	957,527	41,882
*,1	PAR Technology Corp.	917,640	39,954
	Adeia Inc.	3,077,516	38,130
*	Magnite Inc.	4,064,385	37,961
*	Zeta Global Holdings Corp. Class A	4,278,341	37,735
[1]	Shutterstock Inc.	777,507	37,538
*	Jamf Holding Corp.	2,073,381	37,445
*	Intapp Inc.	984,678	37,437
*	indie Semiconductor Inc. Class A	4,558,066	36,966
*	Sprinklr Inc. Class A	3,066,236	36,917
*	Zuora Inc. Class A	3,917,211	36,822
*	AvePoint Inc.	4,421,969	36,304
*	PDF Solutions Inc.	1,123,545	36,111
*	Veradigm Inc.	3,282,514	34,434
*	ScanSource Inc.	836,936	33,151
*	EngageSmart Inc.	1,369,819	31,369
*	Everbridge Inc.	1,271,286	30,905
*	Model N Inc.	1,110,025	29,893
*	Alkami Technology Inc.	1,220,260	29,591
	Benchmark Electronics Inc.	1,065,589	29,453
*	TechTarget Inc.	831,768	28,995
	A10 Networks Inc.	2,174,205	28,634
*	Amplitude Inc. Class A	2,250,274	28,623
*	ACM Research Inc. Class A	1,463,522	28,597
*	Ichor Holdings Ltd.	846,634	28,472
*	Navitas Semiconductor Corp. Class A	3,461,400	27,933
*	SMART Global Holdings Inc.	1,470,356	27,834
		Shares	Market Value• ($000)
*	E2open Parent Holdings Inc.	6,164,124	27,061
*	N-able Inc.	1,965,948	26,049
*	3D Systems Corp.	4,013,073	25,483
	Methode Electronics Inc.	1,103,207	25,076
*	Couchbase Inc.	1,066,263	24,012
*	Cerence Inc.	1,201,324	23,618
*,1	Aehr Test Systems	886,185	23,510
	PC Connection Inc.	343,225	23,068
*	Grid Dynamics Holdings Inc.	1,666,570	22,215
*	Diebold Nixdorf Inc.	749,600	21,701
	Simulations Plus Inc.	475,654	21,286
*	Eventbrite Inc. Class A	2,533,728	21,182
*	Matterport Inc.	7,851,178	21,120
*	Vimeo Inc.	5,339,889	20,932
*,1	Klaviyo Inc. Class A	735,788	20,440
*	SolarWinds Corp.	1,618,452	20,214
*	PubMatic Inc. Class A	1,239,124	20,210
*	Digital Turbine Inc.	2,901,678	19,906
*	BigCommerce Holdings Inc.	1,977,724	19,243
*	Yext Inc.	3,172,438	18,686
*	Kimball Electronics Inc.	677,296	18,253
*,1	SEMrush Holdings Inc. Class A	1,332,280	18,199
*	Mitek Systems Inc.	1,391,563	18,146
*,1	Digimarc Corp.	494,615	17,865
*	SmartRent Inc. Class A	5,566,988	17,759
*	Olo Inc. Class A	3,067,735	17,547
*,1	Getty Images Holdings Inc.	3,254,300	17,085
*	nLight Inc.	1,264,578	17,072
*	Alpha & Omega Semiconductor Ltd.	643,490	16,769
*,1	Blend Labs Inc. Class A	6,432,185	16,402
*	Vivid Seats Inc. Class A	2,588,800	16,361
*,1	NerdWallet Inc. Class A	1,106,720	16,291
*	Weave Communications Inc.	1,413,748	16,216
	Hackett Group Inc.	689,753	15,706
*,1	MicroVision Inc.	5,662,357	15,062
*	CEVA Inc.	645,647	14,663
*	Planet Labs PBC	5,801,296	14,329
*	Consensus Cloud Solutions Inc.	544,091	14,261
*	Thoughtworks Holding Inc.	2,936,882	14,126

54

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Definitive Healthcare Corp. Class A	1,415,958	14,075
*,1	Applied Digital Corp.	1,988,300	13,401
*,1	SoundHound AI Inc. Class A	6,118,998	12,972
*	MeridianLink Inc.	509,328	12,616
*,1	Terawulf Inc.	4,846,555	11,632
	NVE Corp.	145,801	11,435
*	OneSpan Inc.	1,058,980	11,352
*	Daktronics Inc.	1,325,348	11,239
*	Unisys Corp.	1,935,305	10,876
	American Software Inc. Class A	921,406	10,412
*	Enfusion Inc. Class A	1,069,947	10,378
*,1	Rumble Inc.	2,181,400	9,794
*	Domo Inc. Class B	900,573	9,267
*	Bandwidth Inc. Class A	631,073	9,132
*,1	Groupon Inc. Class A	698,916	8,974
*	TrueCar Inc.	2,570,193	8,893
	Immersion Corp.	1,189,827	8,400
*	LivePerson Inc.	2,161,862	8,193
*	eGain Corp.	977,552	8,143
*,1	QuickLogic Corp.	584,273	8,098
*	EverQuote Inc. Class A	645,954	7,906
*,1	Porch Group Inc.	2,459,734	7,576
*,1	Tucows Inc. Class A	280,369	7,570
*	Kopin Corp.	3,713,434	7,538
*	Backblaze Inc. Class A	948,030	7,196
*	Rimini Street Inc.	2,193,828	7,174
*	Nextdoor Holdings Inc.	3,659,313	6,916
*	Identiv Inc.	821,350	6,768
*,1	Innodata Inc.	826,077	6,724
	ON24 Inc.	852,030	6,714
*,1	Ouster Inc.	864,088	6,628
*	inTEST Corp.	471,536	6,413
*,1	Red Violet Inc.	320,472	6,400
*	MediaAlpha Inc. Class A	555,905	6,198
*	Asure Software Inc.	650,426	6,192
*	Telos Corp.	1,644,309	6,002
*,1	Atomera Inc.	855,596	5,998
*,1	SkyWater Technology Inc.	621,278	5,977
*,1	NextNav Inc.	1,285,569	5,721
*,1	Cipher Mining Inc.	1,308,472	5,404
*	EverCommerce Inc.	458,280	5,055
*	Arteris Inc.	816,270	4,808
*	Innovid Corp.	3,010,125	4,515
[1]	ReposiTrak Inc.	446,046	4,465
*	Everspin Technologies Inc.	491,754	4,445
		Shares	Market Value• ($000)
	Richardson Electronics Ltd.	332,253	4,436
*,1	CoreCard Corp.	314,332	4,347
*	Upland Software Inc.	980,074	4,146
*	AstroNova Inc.	251,021	4,082
*	AXT Inc.	1,622,032	3,893
*	1stdibs.com Inc.	822,834	3,851
*	Pixelworks Inc.	2,796,204	3,663
*	Brightcove Inc.	1,404,266	3,637
*	Viant Technology Inc. Class A	509,873	3,513
*	Rackspace Technology Inc.	1,690,995	3,382
*	Transphorm Inc.	898,488	3,279
*	Intevac Inc.	712,652	3,079
*	Expensify Inc. Class A	1,226,965	3,031
*,1	FiscalNote Holdings Inc.	2,641,300	3,011
*,1	Aeva Technologies Inc.	3,931,094	2,979
*,1	Rigetti Computing Inc.	2,946,700	2,902
[1]	CSP Inc.	139,445	2,789
*	Synchronoss Technologies Inc.	422,273	2,622
*,1	Vroom Inc.	4,332,182	2,610
*,1	WM Technology Inc.	3,203,513	2,307
*,1	Veritone Inc.	1,137,370	2,059
[1]	SilverSun Technologies Inc.	118,790	2,032
*	Amtech Systems Inc.	477,101	2,004
*	Issuer Direct Corp.	110,039	1,995
*	comScore Inc.	118,989	1,987
*	SecureWorks Corp. Class A	263,152	1,942
*	TransAct Technologies Inc.	269,345	1,880
*,1	Nutex Health Inc.	9,268,251	1,668
*,1	Smith Micro Software Inc.	2,009,704	1,660
*	Inuvo Inc.	3,857,320	1,639
*,1	System1 Inc.	726,600	1,613
*,1	BigBear.ai Holdings Inc.	739,669	1,583
*,1	Stronghold Digital Mining Inc. Class A	211,910	1,547
*,1	GSI Technology Inc.	574,548	1,517
*,1	Sphere 3D Corp.	450,035	1,494
*,1	Direct Digital Holdings Inc. Class A	90,848	1,352
*	Intellicheck Inc.	685,145	1,302
*	Edgio Inc.	3,619,157	1,240
*,1	Skillz Inc. Class A	196,381	1,225
*,1	Steel Connect Inc.	126,263	1,202

55

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Flux Power Holdings Inc.	287,084	1,180
*	Key Tronic Corp.	270,500	1,169
*	Quantum Corp.	3,321,825	1,159
*	AudioEye Inc.	211,717	1,148
*	DecisionPoint Systems Inc.	179,250	1,122
*	Aware Inc.	646,876	1,074
*	Zedge Inc. Class B	455,536	1,071
*	One Stop Systems Inc.	498,283	1,046
*	KORE Group Holdings Inc.	1,047,448	1,027
*	NetSol Technologies Inc.	448,836	965
*	AdTheorent Holding Co. Inc.	654,100	948
*,1	Arena Group Holdings Inc.	382,903	911
*,1	Greenidge Generation Holdings Inc. Class A	134,326	901
*	CVD Equipment Corp.	198,073	877
[1]	VirnetX Holding Corp.	116,102	813
*,1	Quantum Computing Inc.	880,269	804
*	Presto Automation Inc.	1,445,442	768
*	Wag! Group Co.	404,431	716
*,1	authID Inc.	73,845	699
*	EMCORE Corp.	1,425,083	697
*	ZeroFox Holdings Inc.	799,152	695
*	WidePoint Corp.	265,533	616
*	Mastech Digital Inc.	69,007	582
*,1	Urgent.ly Inc.	182,809	580
*	Trio-Tech International	108,490	550
*	Data I/O Corp.	180,859	532
*,1	BuzzFeed Inc. Class A	2,108,022	527
*,1	Beachbody Co. Inc.	60,943	505
*,1	Glimpse Group Inc.	437,150	494
*,1	Alpine 4 Holdings Inc.	649,415	477
*	Duos Technologies Group Inc.	158,934	458
*	BTCS Inc.	280,193	457
*	Streamline Health Solutions Inc.	1,027,543	437
*,1	KULR Technology Group Inc.	2,126,566	393
*	Bridgeline Digital Inc.	419,181	363
*	SigmaTron International Inc.	98,274	295
*,1	Phunware Inc.	3,434,695	282
*,1	Creative Realities Inc.	113,471	268
*,1	Maplebear Inc.	9,188	216
		Shares	Market Value• ($000)
*	Boxlight Corp. Class A	189,451	203
*	Rubicon Technologies Inc. Class A	106,092	196
*	Data Storage Corp.	64,393	185
*	iPower Inc.	386,294	174
*	Paltalk Inc.	65,588	153
*	VerifyMe Inc.	111,129	124
*,1	Intrusion Inc.	416,377	105
*,1	Leafly Holdings Inc.	17,934	86
*,1	T Stamp Inc. Class A	61,734	85
*,1	CYNGN Inc.	525,965	76
*,1	OMNIQ Corp.	90,005	56
*	Nortech Systems Inc.	5,000	48
*	Laser Photonics Corp.	28,091	33
*,1	Remark Holdings Inc.	40,096	20
*	Intellinetics Inc.	1,500	8
			452,045,607
Telecommunications (2.0%)
	Cisco Systems Inc.	114,726,249	5,795,970
	Comcast Corp. Class A	125,965,855	5,523,603
	Verizon Communications Inc.	118,780,572	4,478,028
	AT&T Inc.	224,727,919	3,770,935
	T-Mobile US Inc.	16,301,046	2,613,547
*	Arista Networks Inc.	7,816,629	1,840,894
	Motorola Solutions Inc.	5,202,023	1,628,701
*	Charter Communications Inc. Class A	3,018,969	1,173,413
*	Roku Inc. Class A	3,935,179	360,699
*	Liberty Broadband Corp. Class C	3,744,468	301,767
	Juniper Networks Inc.	10,068,162	296,809
*	Ciena Corp.	4,686,757	210,951
*	Frontier Communications Parent Inc.	7,714,044	195,474
	Iridium Communications Inc.	3,563,840	146,688
*	Lumentum Holdings Inc.	2,146,621	112,526
	Cogent Communications Holdings Inc.	1,371,442	104,312
*,1	Viasat Inc.	3,551,415	99,262
	InterDigital Inc.	793,108	86,084
	Cable One Inc.	141,428	78,717
*	Calix Inc.	1,769,868	77,326
*	Viavi Solutions Inc.	7,026,436	70,756

56

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Extreme Networks Inc.	3,875,543	68,365
	Telephone & Data Systems Inc.	3,251,568	59,666
*	Lumen Technologies Inc.	31,781,128	58,159
*	DISH Network Corp. Class A	7,857,323	45,337
*	Harmonic Inc.	3,320,726	43,302
*	Globalstar Inc.	22,256,913	43,178
*	Liberty Broadband Corp. Class A	522,829	42,161
	Shenandoah Telecommunications Co.	1,565,246	33,841
*	fuboTV Inc.	9,076,840	28,864
*,1	Infinera Corp.	5,831,136	27,698
*	Digi International Inc.	1,039,708	27,032
	Bel Fuse Inc. Class B	379,156	25,316
*	IDT Corp. Class B	645,387	22,001
*	Altice USA Inc. Class A	6,717,067	21,831
*	Gogo Inc.	1,931,306	19,564
*	United States Cellular Corp.	461,155	19,156
*,1	Applied Optoelectronics Inc.	943,878	18,236
*	CommScope Holding Co. Inc.	6,269,922	17,681
*,1	Lightwave Logic Inc.	3,319,973	16,533
*	EchoStar Corp. Class A	979,864	16,236
	ADTRAN Holdings Inc.	2,181,394	16,011
*,1	AST SpaceMobile Inc. Class A	2,482,967	14,972
*	Anterix Inc.	414,796	13,821
*	Xperi Inc.	1,204,322	13,272
	ATN International Inc.	324,753	12,656
*	NETGEAR Inc.	857,738	12,506
*	8x8 Inc.	3,289,503	12,434
*,1	Clearfield Inc.	406,637	11,825
*	Aviat Networks Inc.	301,106	9,834
*	Consolidated Communications Holdings Inc.	2,207,355	9,602
*	Ribbon Communications Inc.	2,867,787	8,317
	Spok Holdings Inc.	518,466	8,026
	Comtech Telecommunications Corp.	862,269	7,269
*	Ooma Inc.	671,112	7,201
*	WideOpenWest Inc.	1,564,532	6,336
*	Kaltura Inc.	2,537,683	4,949
*	Lantronix Inc.	822,470	4,820
		Shares	Market Value• ($000)
*	KVH Industries Inc.	623,125	3,278
*,1	Powerfleet Inc.	952,316	3,257
*	Cambium Networks Corp.	375,529	2,253
*,1	SurgePays Inc.	345,312	2,227
*	Genasys Inc.	1,069,984	2,172
*,1	Akoustis Technologies Inc.	2,123,996	1,771
	Crexendo Inc.	345,906	1,678
*	Airgain Inc.	355,805	1,267
*	DZS Inc.	641,747	1,264
	Network-1 Technologies Inc.	570,833	1,244
*,1	Inseego Corp.	3,041,116	668
*	Casa Systems Inc.	957,382	507
*	Franklin Wireless Corp.	119,754	406
*	Charge Enterprises Inc.	2,547,177	291
*,1	CalAmp Corp.	1,119,100	281
	ClearOne Inc.	249,029	269
*	Optical Cable Corp.	93,055	251
	Bel Fuse Inc. Class A	3,626	233
*	Sonim Technologies Inc.	239,926	176
*,1	Vislink Technologies Inc.	34,830	134
*	BK Technologies Corp.	300	4
*,1,2	FTE Networks Inc.	84,180	—
			29,818,101
Utilities (2.6%)
	NextEra Energy Inc.	63,541,375	3,859,503
	Southern Co.	34,268,056	2,402,876
	Duke Energy Corp.	24,220,815	2,350,388
	Waste Management Inc.	12,632,897	2,262,552
	Sempra	19,738,916	1,475,089
	PG&E Corp.	79,899,019	1,440,579
	American Electric Power Co. Inc.	16,190,090	1,314,959
	Dominion Energy Inc.	26,271,237	1,234,748
	Waste Connections Inc.	8,082,030	1,206,405
	Constellation Energy Corp.	10,034,899	1,172,979
	Exelon Corp.	31,178,428	1,119,306
	Xcel Energy Inc.	17,348,689	1,074,057
	Republic Services Inc. Class A	6,405,767	1,056,375
	Consolidated Edison Inc.	10,818,867	984,192
	Public Service Enterprise Group Inc.	15,547,472	950,728
	Edison International	12,029,114	859,961

57

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	WEC Energy Group Inc.	9,912,059	834,298
	American Water Works Co. Inc.	6,153,045	812,140
	Eversource Energy	10,949,537	675,805
	Entergy Corp.	6,626,534	670,539
	PPL Corp.	23,112,577	626,351
	FirstEnergy Corp.	17,065,571	625,624
	DTE Energy Co.	5,491,047	605,443
	Ameren Corp.	8,245,107	596,451
	CenterPoint Energy Inc.	19,733,836	563,796
	Atmos Energy Corp.	4,643,847	538,222
	CMS Energy Corp.	9,145,216	531,063
	Vistra Corp.	11,232,423	432,673
	Alliant Energy Corp.	7,909,642	405,765
	AES Corp.	21,029,862	404,825
	Evergy Inc.	7,195,391	375,599
	NiSource Inc.	13,906,297	369,212
	NRG Energy Inc.	7,107,443	367,455
	Essential Utilities Inc.	7,817,034	291,966
*	Clean Harbors Inc.	1,530,586	267,103
	Pinnacle West Capital Corp.	3,540,701	254,364
	OGE Energy Corp.	6,267,999	218,941
	UGI Corp.	6,585,644	162,007
	IDACORP Inc.	1,579,715	155,318
*	Casella Waste Systems Inc. Class A	1,795,026	153,403
	National Fuel Gas Co.	2,884,451	144,713
*	Stericycle Inc.	2,899,419	143,695
	Portland General Electric Co.	3,227,195	139,867
	New Jersey Resources Corp.	3,067,467	136,748
	Southwest Gas Holdings Inc.	2,127,158	134,755
*,1	Sunrun Inc.	6,468,884	126,984
	Ormat Technologies Inc.	1,604,698	121,620
	Black Hills Corp.	2,191,346	118,223
	PNM Resources Inc.	2,685,521	111,718
	ONE Gas Inc.	1,740,759	110,921
	ALLETE Inc.	1,810,125	110,707
	Northwestern Energy Group Inc.	1,980,171	100,771
	Spire Inc.	1,564,013	97,501
	American States Water Co.	1,169,730	94,070
	California Water Service Group	1,808,764	93,821
	Avista Corp.	2,411,770	86,197
	MGE Energy Inc.	1,149,589	83,127
	Avangrid Inc.	2,501,060	81,059
	Chesapeake Utilities Corp.	679,933	71,821
		Shares	Market Value• ($000)
	Clearway Energy Inc. Class C	2,398,522	65,791
	SJW Group	891,147	58,236
*,1	Sunnova Energy International Inc.	3,224,684	49,176
[1]	Hawaiian Electric Industries Inc.	3,431,740	48,696
	Northwest Natural Holding Co.	1,097,419	42,734
	Middlesex Water Co.	560,187	36,759
	Clearway Energy Inc. Class A	1,275,884	32,637
	Unitil Corp.	501,679	26,373
*	Enviri Corp.	2,563,153	23,068
	Genie Energy Ltd. Class B	742,474	20,886
*	Altus Power Inc. Class A	2,139,508	14,613
	York Water Co.	329,364	12,720
	Artesian Resources Corp. Class A	279,248	11,575
*,1	Vertex Energy Inc.	2,948,032	9,994
	Excelerate Energy Inc. Class A	635,447	9,824
	Aris Water Solutions Inc. Class A	797,758	6,693
*,1	NuScale Power Corp. Class A	2,004,840	6,596
*	Pure Cycle Corp.	574,922	6,019
	Global Water Resources Inc.	429,961	5,624
[1]	RGC Resources Inc.	254,995	5,187
*,1	Net Power Inc.	487,100	4,920
*	Quest Resource Holding Corp.	558,617	4,095
*,1	Cadiz Inc.	1,161,900	3,253
*	Perma-Fix Environmental Services Inc.	384,758	3,024
*,1	Aqua Metals Inc.	2,952,345	2,244
*	Advanced Emissions Solutions Inc.	469,776	1,400
	Via Renewables Inc. Class A	133,126	1,251
*	Clean Energy Technologies Inc.	5,877	9
*	Vivakor Inc.	6,500	7
			38,324,782
Total Common Stocks (Cost $697,129,605)			1,454,196,493
Preferred Stocks (0.0%)
	Air T Funding Pfd., 8.000%, 6/7/24	956	16
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	1,763,201	—

58

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,2	BTCS Inc. Preference Shares	280,193	—
Total Preferred Stocks (Cost $5,124)			16
Rights (0.0%)
*,1,2	Frequency Therapeutics Inc. CVR	1,246,700	2,469
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*,1,2	Cartesian Therapeutics Inc. CVR	3,799,067	684
*,2	Spectrum Pharmaceuticals Inc. CVR	5,990,797	488
*,2	Imara Inc. CVR	370,003	463
*,2	Strongbridge Biopharma plc CVR	1,399,363	253
*,1	Groupon Inc. Exp. 1/17/24	698,916	239
*,1,2	Palisade Bio Inc. CVR	204,224	196
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*,2	Surface Oncology Inc. CVR	1,709,153	161
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
*,1,2	CinCor Pharma Inc. CVR	28,710	88
*,2	Gyre Therapeutics Inc. CVR	826,502	83
*,2	Aduro Biotech Inc. CVR	415,255	76
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	61
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	12
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,2	Dianthus Therapeutics Inc. CVR	1,432,921	7
*,2	Ambit Biosciences Corp. CVR	201,330	—
		Shares	Market Value• ($000)
*,2	Pineapple Energy Inc. CVR	69,639	—
*,2	ABIOMED Inc. CVR	264	—
*,1,2	Disc Medicine Inc. CVR	275,152	—
*,1,2	Sesen Bio Inc. CVR	6,822,627	—
*,2	Neurogene Inc. CVR	98,708	—
Total Rights (Cost $5,213)			6,571
Warrants (0.0%)
*,2	Cassava Sciences Inc. Exp. 11/15/24	495,152	2,364
*	Geron Corp. Exp. 12/31/25	1,202,419	487
*	Presidio Property Trust Inc. Exp. 1/24/27	110,319	7
*	Hycroft Mining Holding Corp. Exp. 10/6/25	155,000	5
*	LGL Group Inc. Exp. 12/16/25	2,391	1
*	Ayala Pharmaceuticals Inc. Exp. 9/11/24	157,660	—
*	SELLAS Life Sciences Group Inc. Exp. 4/5/27	40,000	—
*	Athenex Inc. Exp. 8/15/27	535,168	—
*,1,2	Imperalis Holding Corp. Exp. 4/13/28	1,503,700	—
Total Warrants (Cost $9)			2,864

59

Total Stock Market Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5] Vanguard Market Liquidity Fund, 5.435% (Cost $5,978,690)	59,806,782	5,979,482
Total Investments (100.1%) (Cost $703,118,641)		1,460,185,426
Other Assets and Liabilities—Net (-0.1%)		(1,643,962)
Net Assets (100%)		1,458,541,464
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,088,263,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $3,557,335,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	4,453	455,920	32,365
E-mini S&P 500 Index	March 2024	11,234	2,707,394	8,382
E-mini S&P Mid-Cap 400 Index	March 2024	240	67,428	3,569
				44,316

60

Total Stock Market Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/24	GSI	7,690	(5.331)	—	(112)
Citigroup Inc.	8/29/25	BANA	32,270	(5.932)	3,589	—
Fidelity National Information Services Inc.	8/30/24	BANA	32,838	(5.882)	942	—
Fidelity National Information Services Inc.	8/30/24	BANA	32,838	(5.882)	942	—
Fidelity National Information Services Inc.	8/30/24	BANA	30,000	(5.976)	—	(40)
Fidelity National Information Services Inc.	8/30/24	BANA	29,480	(5.979)	707	—
Fidelity National Information Services Inc.	8/30/24	BANA	29,470	(5.978)	477	—
Fidelity National Information Services Inc.	8/30/24	BANA	29,460	(5.979)	472	—
Fidelity National Information Services Inc.	8/30/24	BANA	29,360	(5.977)	592	—
Fidelity National Information Services Inc.	8/30/24	BANA	28,920	(5.977)	1,038	—
Global Payments Inc.	8/30/24	BANA	210,756	(5.932)	18,594	—
Goldman Sachs Group Inc.	8/29/25	BANA	290,651	(6.032)	38,617	—
Invesco Ltd.	8/30/24	BANA	3,996	(5.882)	1,037	—
Invesco Ltd.	8/30/24	BANA	856	(5.882)	222	—
Paycor HCM Inc.	1/31/24	CITNA	4,242	(5.332)	59	—
VICI Properties Inc. Class A	8/30/24	BANA	141,978	(5.982)	10,763	—
Visa Inc. Class A	8/30/24	BANA	57,753	(5.232)	708	—
Visa Inc. Class A	8/30/24	BANA	51,336	(5.332)	625	—
Yum! Brands Inc.	8/30/24	BANA	21,971	(5.332)	909	—
					80,293	(152)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $90,828,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
61

Total Stock Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $697,136,333)	1,454,203,653
Affiliated Issuers (Cost $5,982,308)	5,981,773
Total Investments in Securities	1,460,185,426
Investment in Vanguard	45,961
Cash	34,993
Cash Collateral Pledged—Futures Contracts	155,110
Cash Collateral Pledged—Over-the-Counter Swap Contracts	60
Receivables for Investment Securities Sold	69,834
Receivables for Accrued Income	1,368,254
Receivables for Capital Shares Issued	1,101,323
Unrealized Appreciation—Over-the-Counter Swap Contracts	80,293
Total Assets	1,463,041,254
Liabilities
Payables for Investment Securities Purchased	38,873
Collateral for Securities on Loan	3,557,335
Payables for Capital Shares Redeemed	871,000
Payables for Distributions	3
Payables to Vanguard	18,400
Variation Margin Payable—Futures Contracts	14,027
Unrealized Depreciation—Over-the-Counter Swap Contracts	152
Total Liabilities	4,499,790
Net Assets	1,458,541,464
1 Includes $3,088,263,000 of securities on loan.
62

Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	728,471,377
Total Distributable Earnings (Loss)	730,070,087
Net Assets	1,458,541,464

Investor Shares—Net Assets
Applicable to 177,030,981 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,442,743
Net Asset Value Per Share—Investor Shares	$115.48

ETF Shares—Net Assets
Applicable to 1,466,627,292 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	347,955,269
Net Asset Value Per Share—ETF Shares	$237.25

Admiral Shares—Net Assets
Applicable to 2,947,229,792 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	340,379,287
Net Asset Value Per Share—Admiral Shares	$115.49

Institutional Shares—Net Assets
Applicable to 704,613,647 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,389,149
Net Asset Value Per Share—Institutional Shares	$115.51

Institutional Plus Shares—Net Assets
Applicable to 2,802,586,697 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	607,187,771
Net Asset Value Per Share—Institutional Plus Shares	$216.65

Institutional Select Shares—Net Assets
Applicable to 269,108,803 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	61,187,245
Net Asset Value Per Share—Institutional Select Shares	$227.37
See accompanying Notes, which are an integral part of the Financial Statements.
63

Total Stock Market Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	20,631,366
Dividends—Affiliated Issuers	149
Interest—Unaffiliated Issuers	13,676
Interest—Affiliated Issuers	243,599
Securities Lending—Net	308,413
Total Income	21,197,203
Expenses
The Vanguard Group—Note B
Investment Advisory Services	32,625
Management and Administrative—Investor Shares	25,438
Management and Administrative—ETF Shares	67,204
Management and Administrative—Admiral Shares	101,815
Management and Administrative—Institutional Shares	18,148
Management and Administrative—Institutional Plus Shares	76,033
Management and Administrative—Institutional Select Shares	3,812
Marketing and Distribution—Investor Shares	1,054
Marketing and Distribution—ETF Shares	12,195
Marketing and Distribution—Admiral Shares	12,251
Marketing and Distribution—Institutional Shares	2,279
Marketing and Distribution—Institutional Plus Shares	14,384
Marketing and Distribution—Institutional Select Shares	101
Custodian Fees	1,876
Auditing Fees	253
Shareholders’ Reports—Investor Shares	188
Shareholders’ Reports—ETF Shares	3,033
Shareholders’ Reports—Admiral Shares	1,239
Shareholders’ Reports—Institutional Shares	64
Shareholders’ Reports—Institutional Plus Shares	2,413
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	787
Interest Expense	—
Other Expenses	138
Total Expenses	377,330
Expenses Paid Indirectly	(8)
Net Expenses	377,322
Net Investment Income	20,819,881
64

Total Stock Market Index Fund
Statement of Operations (continued)
Year Ended December 31, 2023
($000)
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	13
Investment Securities Sold—Unaffiliated Issuers[2]	24,251,460
Investment Securities Sold—Affiliated Issuers[3]	2,246
Futures Contracts	760,654
Swap Contracts	(23,641)
Realized Net Gain (Loss)	24,990,732
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	256,421,058
Investment Securities—Affiliated Issuers	(2,621)
Futures Contracts	231,959
Swap Contracts	130,344
Change in Unrealized Appreciation (Depreciation)	256,780,740
Net Increase (Decrease) in Net Assets Resulting from Operations	302,591,353
1	Dividends are net of foreign withholding taxes of $2,051,000.
2	Includes $25,907,196,000 of net gain (loss) resulting from in-kind redemptions.
3	Includes $582,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
65

Total Stock Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,819,881	18,662,820
Realized Net Gain (Loss)	24,990,732	5,664,235
Change in Unrealized Appreciation (Depreciation)	256,780,740	(294,464,966)
Net Increase (Decrease) in Net Assets Resulting from Operations	302,591,353	(270,137,911)
Distributions
Investor Shares	(289,384)	(284,794)
ETF Shares	(4,851,485)	(4,187,918)
Admiral Shares	(4,859,268)	(4,513,747)
Institutional Shares	(1,178,824)	(1,107,318)
Institutional Plus Shares	(8,827,594)	(7,915,118)
Institutional Select Shares	(811,797)	(713,492)
Total Distributions	(20,818,352)	(18,722,387)
Capital Share Transactions
Investor Shares	(2,239,443)	(104,300,286)
ETF Shares	21,896,112	25,952,138
Admiral Shares	(108,385)	4,099,576
Institutional Shares	(1,318,438)	(155,304,571)
Institutional Plus Shares	(188,430)	295,703,507
Institutional Select Shares	5,800,564	2,223,565
Net Increase (Decrease) from Capital Share Transactions	23,841,980	68,373,929
Total Increase (Decrease)	305,614,981	(220,486,369)
Net Assets
Beginning of Period	1,152,926,483	1,373,412,852
End of Period	1,458,541,464	1,152,926,483
See accompanying Notes, which are an integral part of the Financial Statements.
66

Total Stock Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$93.09	$117.53	$94.71	$79.66	$62.08
Investment Operations
Net Investment Income[1]	1.536	1.335	1.284	1.284	1.279
Capital Gain Distributions Received	.000[1,2]	.000[1,2]	.000[1,2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	22.401	(24.344)	22.837	15.026	17.634
Total from Investment Operations	23.937	(23.009)	24.121	16.310	18.913
Distributions
Dividends from Net Investment Income	(1.547)	(1.431)	(1.301)	(1.260)	(1.333)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.547)	(1.431)	(1.301)	(1.260)	(1.333)
Net Asset Value, End of Period	$115.48	$93.09	$117.53	$94.71	$79.66
Total Return[3]	25.89%	-19.60%	25.59%	20.87%	30.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,443	$18,409	$133,977	$153,845	$139,686
Ratio of Total Expenses to Average Net Assets	0.14%[4]	0.14%[4]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.28%	1.20%	1.62%	1.78%
Portfolio Turnover Rate[5]	2%	3%	4%	8%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
67

Total Stock Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$191.25	$241.49	$194.61	$163.70	$127.56
Investment Operations
Net Investment Income[1]	3.411	3.191	2.912	2.831	2.809
Capital Gain Distributions Received	.000[1,2]	.000[1,2]	.000[1,2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	46.002	(50.248)	46.898	30.848	36.236
Total from Investment Operations	49.413	(47.057)	49.810	33.679	39.045
Distributions
Dividends from Net Investment Income	(3.413)	(3.183)	(2.930)	(2.769)	(2.905)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.413)	(3.183)	(2.930)	(2.769)	(2.905)
Net Asset Value, End of Period	$237.25	$191.25	$241.49	$194.61	$163.70
Total Return	26.03%	-19.50%	25.72%	20.95%	30.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$347,955	$261,084	$299,088	$202,075	$138,067
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%[3]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.55%	1.31%	1.73%	1.89%
Portfolio Turnover Rate[4]	2%	3%	4%	8%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
68

Total Stock Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$93.10	$117.56	$94.74	$79.69	$62.09
Investment Operations
Net Investment Income[1]	1.645	1.540	1.402	1.364	1.360
Capital Gain Distributions Received	.000[1,2]	.000[1,2]	.000[1,2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	22.396	(24.460)	22.833	15.025	17.646
Total from Investment Operations	24.041	(22.920)	24.235	16.389	19.006
Distributions
Dividends from Net Investment Income	(1.651)	(1.540)	(1.415)	(1.339)	(1.406)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.651)	(1.540)	(1.415)	(1.339)	(1.406)
Net Asset Value, End of Period	$115.49	$93.10	$117.56	$94.74	$79.69
Total Return[3]	26.01%	-19.53%	25.71%	20.99%	30.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$340,379	$274,489	$341,733	$273,622	$252,536
Ratio of Total Expenses to Average Net Assets	0.04%[4]	0.04%[4]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.54%	1.30%	1.72%	1.88%
Portfolio Turnover Rate[5]	2%	3%	4%	8%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
69

Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$93.12	$117.58	$94.75	$79.70	$62.10
Investment Operations
Net Investment Income[1]	1.655	1.497	1.416	1.374	1.365
Capital Gain Distributions Received	.000[1,2]	.000[1,2]	.000[1,2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	22.397	(24.407)	22.841	15.024	17.649
Total from Investment Operations	24.052	(22.910)	24.257	16.398	19.014
Distributions
Dividends from Net Investment Income	(1.662)	(1.550)	(1.427)	(1.348)	(1.414)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.662)	(1.550)	(1.427)	(1.348)	(1.414)
Net Asset Value, End of Period	$115.51	$93.12	$117.58	$94.75	$79.70
Total Return	26.02%	-19.51%	25.73%	21.00%	30.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81,389	$66,751	$249,282	$180,586	$152,716
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%[3]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.46%	1.31%	1.73%	1.89%
Portfolio Turnover Rate[4]	2%	3%	4%	8%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
70

Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$174.63	$220.49	$177.69	$149.47	$116.46
Investment Operations
Net Investment Income[1]	3.123	2.960	2.672	2.591	2.575
Capital Gain Distributions Received	.000[1,2]	.000[1,2]	.000[1,2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	42.014	(45.906)	42.823	28.172	33.100
Total from Investment Operations	45.137	(42.946)	45.495	30.763	35.675
Distributions
Dividends from Net Investment Income	(3.117)	(2.914)	(2.695)	(2.543)	(2.665)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.117)	(2.914)	(2.695)	(2.543)	(2.665)
Net Asset Value, End of Period	$216.65	$174.63	$220.49	$177.69	$149.47
Total Return	26.03%	-19.51%	25.74%	21.02%	30.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$607,188	$488,093	$296,554	$226,288	$188,188
Ratio of Total Expenses to Average Net Assets	0.02%[3]	0.02%[3]	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.59%	1.32%	1.74%	1.90%
Portfolio Turnover Rate[4]	2%	3%	4%	8%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
71

Total Stock Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$183.25	$231.36	$186.45	$156.83	$122.20
Investment Operations
Net Investment Income[1]	3.312	3.093	2.821	2.772	2.709
Capital Gain Distributions Received	.000[1,2]	.000[1,2]	.000[1,2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	44.079	(48.139)	44.937	29.532	34.731
Total from Investment Operations	47.391	(45.046)	47.758	32.304	37.440
Distributions
Dividends from Net Investment Income	(3.271)	(3.064)	(2.848)	(2.684)	(2.810)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.271)	(3.064)	(2.848)	(2.684)	(2.810)
Net Asset Value, End of Period	$227.37	$183.25	$231.36	$186.45	$156.83
Total Return	26.05%	-19.50%	25.75%	21.03%	30.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61,187	$44,101	$52,780	$44,296	$26,431
Ratio of Total Expenses to Average Net Assets	0.01%[3]	0.01%[3]	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.57%	1.33%	1.76%	1.91%
Portfolio Turnover Rate[4]	2%	3%	4%	8%	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
72

Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Montgomery Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
73

Total Stock Market Index Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
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Total Stock Market Index Fund
During the year ended December 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
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Total Stock Market Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the Interfund Lending Program.
The fund made one borrowing from the uncommitted credit facility provided by Vanguard in the amount of $1,000,000 to test the operational readiness of the process. The borrowing was outstanding for one business day at an annualized rate of 6.16%, and the related interest expense of less than $500 is recorded in the Statement of Operations. At December 31, 2023, the fund had no borrowings outstanding.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $45,961,000, representing less than 0.01% of the fund’s net assets and 18.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
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Total Stock Market Index Fund
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,454,190,053	—	6,440	1,454,196,493
Preferred Stocks	16	—	—	16
Rights	—	239	6,332	6,571
Warrants	13	487	2,364	2,864
Temporary Cash Investments	5,979,482	—	—	5,979,482
Total	1,460,169,564	726	15,136	1,460,185,426

Derivative Financial Instruments
Assets
Futures Contracts[1]	44,316	—	—	44,316
Swap Contracts	—	80,293	—	80,293
Total	44,316	80,293	—	124,609
Liabilities
Swap Contracts	—	152	—	152
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Total Stock Market Index Fund
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	25,908,235
Total Distributable Earnings (Loss)	(25,908,235)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	860,016
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	754,330,507
Capital Loss Carryforwards	(25,120,436)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	730,070,087
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	20,818,352	18,722,387
Long-Term Capital Gains	—	—
Total	20,818,352	18,722,387
*	Includes short-term capital gains, if any.
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Total Stock Market Index Fund
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	705,854,919
Gross Unrealized Appreciation	804,253,337
Gross Unrealized Depreciation	(49,922,830)
Net Unrealized Appreciation (Depreciation)	754,330,507
F.  During the year ended December 31, 2023, the fund purchased $91,161,813,000 of investment securities and sold $61,460,229,000 of investment securities, other than temporary cash investments. Purchases and sales include $33,362,418,000 and $32,557,413,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $2,961,999,000 and sales were $1,518,339,000, resulting in net realized loss of $269,584,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	317,778	3,167	3,914,517	36,574
Issued in Lieu of Cash Distributions	289,384	2,758	284,794	2,978
Redeemed	(2,846,605)	(26,651)	(108,499,597)	(981,740)
Net Increase (Decrease)—Investor Shares	(2,239,443)	(20,726)	(104,300,286)	(942,188)
ETF Shares
Issued	52,502,894	241,918	50,798,717	249,707
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(30,606,782)	(140,400)	(24,846,579)	(123,100)
Net Increase (Decrease)—ETF Shares	21,896,112	101,518	25,952,138	126,607
Admiral Shares
Issued	26,313,081	254,268	31,898,755	317,329
Issued in Lieu of Cash Distributions	4,050,962	38,521	3,762,619	39,309
Redeemed	(30,472,428)	(293,822)	(31,561,798)	(315,336)
Net Increase (Decrease)—Admiral Shares	(108,385)	(1,033)	4,099,576	41,302
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Total Stock Market Index Fund
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	7,372,614	71,232	9,249,702	92,024
Issued in Lieu of Cash Distributions	949,403	9,031	903,770	9,433
Redeemed	(9,640,455)	(92,509)	(165,458,043)	(1,504,789)
Net Increase (Decrease)—Institutional Shares	(1,318,438)	(12,246)	(155,304,571)	(1,403,332)
Institutional Plus Shares
Issued	35,342,057	188,265	320,489,415	1,582,401
Issued in Lieu of Cash Distributions	8,750,147	44,372	7,850,659	43,753
Redeemed	(44,280,634)	(224,992)	(32,636,567)	(176,178)
Net Increase (Decrease)—Institutional Plus Shares	(188,430)	7,645	295,703,507	1,449,976
Institutional Select Shares
Issued	15,363,880	73,855	6,711,633	34,640
Issued in Lieu of Cash Distributions	811,797	3,913	713,492	3,786
Redeemed	(10,375,113)	(49,312)	(5,201,560)	(25,901)
Net Increase (Decrease)—Institutional Select Shares	5,800,564	28,456	2,223,565	12,525
H.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2023 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	NA1	74	25	(12)	(1,029)	—	—	2,291
Franklin Financial Services Corp.	NA1	6,573	4,827	582	271	149	—	NA2
Vanguard Market Liquidity Fund	10,588,790	NA3	NA3	1,676	(1,863)	243,599	13	5,979,482
Total	10,588,790	6,647	4,852	2,246	(2,621)	243,748	13	5,981,773
1	Not applicable—at December 31, 2022, the issuer was not an affiliated company of the fund.
2	Not applicable—at December 31, 2023, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
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Total Stock Market Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
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Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Tax information (unaudited)
For corporate shareholders, 88.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $19,710,816,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $97,469,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $1,107,536,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income for individual shareholders for the fiscal year.
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The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. The Vanguard Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of the Vanguard Total Stock Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total Stock Market Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed and calculated without regard to Vanguard or the Vanguard Total Stock Market Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Total Stock Market Index Fund into consideration in determining, composing or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Total Stock Market Index Fund or the timing of the issuance or sale of Vanguard Total Stock Market Index Fund or in the determination or calculation of the equation by which Vanguard Total Stock Market Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Total Stock Market Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD TOTAL STOCK MARKET INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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Q850 022024

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)	Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2023: $668,000
Fiscal Year Ended December 31, 2022: $632,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2023: $9,326,156
Fiscal Year Ended December 31, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)	Audit-Related Fees.

Fiscal Year Ended December 31, 2023: $3,295,934
Fiscal Year Ended December 31, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)	Tax Fees.

Fiscal Year Ended December 31, 2023: $1,678,928
Fiscal Year Ended December 31, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)	All Other Fees.

Fiscal Year Ended December 31, 2023: $25,000
Fiscal Year Ended December 31, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2023: $1,703,928
Fiscal Year Ended December 31, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 23, 2024

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.